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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08941
                                   ---------------------------------------------

                             The Vantagepoint Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            777 North Capitol Street, NE, Washington D.C.   20002-4240
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

       Paul Gallagher, Secretary of the registrant
       777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 202-962-4600

Date of fiscal year end:   12/31/05
                         ----------------------------

Date of reporting period:  01/01/05 - 06/30/05
                          ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1 (Report to Shareholders): The semiannual report is set forth, below.


--------------------------------------------------------------------------------
SEMIANNUAL REPORT                                                         [LOGO]
June 30, 2005                                                       VANTAGEPOINT
                                                                    FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter from Joan McCallen ..................................................   2
Letter from Vantagepoint Investment Advisers, LLC ..........................   3
Vantagepoint Shareholder Expenses ..........................................   7
Vantagepoint Fund Returns ..................................................   9
Vantagepoint Funds Investment Objectives ...................................  11
Vantagepoint Funds Asset Allocations .......................................  18

Vantagepoint Funds

   Statements of Assets and Liabilities ....................................  20
   Statements of Operations ................................................  26
   Statements of Changes in Net Assets .....................................  32
   Financial Highlights ....................................................  46
   Notes to Financial Statements ...........................................  78
   Schedules of Investments ................................................ 101

For a free copy of a fund's proxy voting guidelines or a fund's voting record for the 12-month period ended June 30, 2005, visit www.icmarc.org, call 1-800-669-7400, or visit the Securities and Exchange Commission's website at www.sec.gov.

JOAN McCALLEN
President


Dear Shareholders:

During the first half of the year, rising oil prices, along with the accompanying fears of renewed inflation, tempered the returns of the equities market, despite generally strong earnings reports. Uncertainty was the dominant theme.

At The Vantagepoint Funds, our long-term focus has helped us remain constant to our investment principles in these ambiguous times and position our funds to participate when the trends become clear. We believe our investors have benefited from this consistent approach.

With the economy continuing to show slow but steady growth and inflation watchers seeking to keep the lid on consumer prices, our diversification of fund managers has provided a steadying influence appropriate for retirement plan investors. And, while past performance is no guarantee of future results, we believe the long-term performance of our funds has demonstrated the value of our multi-management strategy.

Our team of investment professionals continues to closely monitor our funds to seek to maintain the correct balance among our diverse group of skilled subadvisers. This approach is the essence of the multi-management system central to the investment philosophy followed by our funds. Our objective is to maximize investment performance at reduced levels of risk.

Additionally, ICMA Retirement Corporation ("ICMA-RC") strives to meet your investment needs and keep you informed about your investments through innovative products and services. At the outset of the year, we launched the Vantagepoint Milestone Funds, which seek to give investors an easy means of choosing a portfolio appropriate for their retirement target date. As the Milestone Funds age, their asset allocation becomes more conservative. The reception from our retirement investors has been very positive.

While we have created new products and services, ICMA-RC continues to improve on its current product/service offerings. Our Web site has been enhanced by providing additional content and tools and continues to receive awards for its ease of use and available information.

We also welcomed during the first half of the year our new alliance with the National Fraternal Order of Police, which launched a customized version of our Retirement Health Savings program for its 322,000 members.

ICMA-RC is dedicated to helping all public sector workers meet their retirement goals through a consistent investment philosophy and top quality service.


Sincerely,

/s/ Joan McCallen

Joan McCallen


Please consult both the current Vantagepoint Funds prospectus and Making Sound Investment Decisions: A Retirement Investment Guide carefully for a complete summary of all fees, expenses, charges, financial highlights, investment objectives, risks and performance information. Investors should consider the Fund's investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and other information about The Vantagepoint Funds. Please read the prospectus carefully before investing. The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC, member NASD/SIPC. For a current prospectus, contact ICMA-RC Services LLC, 777 North Capitol Street NE, Washington, DC 20002-4240. 1-800-669-7400.

LETTER FROM VANTAGEPOINT INVESTMENT ADVISERS, LLC

Dear Shareholders,

After a strong market finish in 2004, 2005 got off to a rocky start but finished mid-year on an upswing. Stocks and bonds gyrated over the six months ended June 30, 2005, with bonds ending in positive territory and stocks producing mixed results. A sampling of market returns for the six months ended June 30, 2005:*

        Lehman Brothers Aggregate Bond Index (Investment Grade U.S. Bonds)      +2.52%
        S&P 500 Index (Larger U.S. stocks)                                      -0.81%
        Russell 2000 Index (Smaller U.S. stocks)                                -1.25%
        Russell 3000 Index (Broader measure of U.S. stocks)                     -0.01%
        MSCI EAFE Index (Non-U.S. developed market stocks)                      -0.85%

U.S. Economic Conditions Continue to Improve

Multiple economic measures pointed to continued improvement in the state of the U.S. economy. Labor markets were on the mend, and inflation remained relatively tame. One sore spot was the rise in oil prices, which hit a nominal all-time high above $60 per barrel before settling back to $56 at the end of June. Also, the U.S. trade deficit continued to grow, reaching a high of $60 billion in February and weighed on U.S. wage earners. Despite growing federal and consumer debt and rising housing and fuel prices, consumers appeared resilient, as the Consumer Confidence Index rose to a three-year high.

Interest Rates Decline Despite Fed Rate Hikes, Helping Bonds

The bond market proved to be surprisingly strong given the Federal Reserve's action on the interest rate front and downgrades to the bonds of two major corporate issuers, General Motors Corp. and Ford Motor Co. The Federal Reserve raised the Fed Funds target rate four times during the first half of 2005, in quarter-point steps that took the rate from 2.25% to 3.25%. Treasury bill yields rose in reaction to Fed activity. However, yields on longer-dated Treasuries in the 2- to 30-year range declined, as the market reacted to moderating inflation expectations and stable economic growth prospects. Additionally, pension funds, hedge funds and foreign investors sought long duration bonds, driving down yields for long maturity treasuries. These rate movements contributed to a general flattening of the yield curve, with yield spreads between shorter and longer maturity bonds becoming relatively small. Likewise, the yield spreads between Treasury and corporate bonds were relatively tight. With this backdrop, shorter-term bonds as measured by the Merrill Lynch 1-3 Government/Corporate Index* returned 0.95% while the broader bond market as measured by the Lehman Brothers Aggregate Bond Index returned 2.52% in the first half of 2005.

Domestic Stocks Zig-Zag and End Period With Mixed Results

Domestic stocks produced mixed results over the six months ended June 2005, but generally ended on an improving note. Major U.S. market indexes were down for the first three months of 2005, as uncertainty regarding economic growth, the pace of future interest rate increases and the ability of corporations to sustain profits left investors more cautious than bullish. Market sentiment improved in the second quarter of the year as investors grew more comfortable with economic and market conditions, and stocks returned to favor. As risk aversion abated, smaller capitalization stocks outperformed larger capitalization issues, a reversal from the first quarter but the resumption of a longer-term trend. Corporate profit growth continued to be moderate compared to higher levels last year. Health care, financial and utility stocks were among the better performers as the six month period closed, and their earnings prospects continued to improve. Most notable in terms of relative performance was the continuing trend of value outperforming growth, a trend that we believe is remarkable in length and disparity.

The general improvement in market conditions in May and June led to favorable returns that offset most of the negative returns experienced through April. The broad market as measured by the Russell 3000 Index finished the six-month period virtually flat at -0.01%. Smaller cap stocks as measured by the Russell 2000 Index fared worse, with a six month return of -1.25%, while larger cap stocks as measured by the S&P 500 Index returned -0.81%.

Local Market Gains of International Stocks Offset by U.S. Dollar Strength

The international stock market (as measured by the MSCI EAFE Index) also finished nearly flat for the first half of 2005. On a local, or "home currency" basis, non-U.S. developed markets outperformed the U.S. market by a meaningful amount, but those gains were offset by currency movements, as the U.S. dollar gained versus major foreign currencies. The dollar's strength was largely driven by euro weakening, as France and the Netherlands rejected the European Union constitution. Performance across individual countries was widely mixed, even within the same geographic region. The standout among non-U.S. markets was the emerging markets as a group. While the MSCI EAFE Index returned -0.85% in the first half of 2005, emerging markets as measured by the MSCI Emerging Markets
(EM) Index* returned 6.26%.


                            Vantagepoint Fund Returns

The six-month returns for the actively managed Vantagepoint Funds reflected the market dynamics described above.

                      Vantagepoint Actively Managed Funds
                 (for the six month period ended June 30, 2005)
                 ----------------------------------------------

        Money Market Fund                               1.08%
        Short-Term Bond Fund                            0.77%
        US Government Securities Fund                   1.32%
        Asset Allocation Fund                          -0.82%
        Equity Income Fund                              2.01%
        Growth & Income Fund                           -0.69%
        Growth Fund                                    -4.33%
        Aggressive Opportunities Fund                   3.33%
        International Fund                             -2.09%

The Vantagepoint Model Portfolio Funds performed well, given their asset allocation goals and market conditions, reinforcing our belief in the benefits of a diversified approach to investing.

                       Vantagepoint Model Portfolio Funds
                 (for the six month period ended June 30, 2005)
                 ----------------------------------------------

        Model Portfolio Savings Oriented Fund           1.12%
        Model Portfolio Conservative Growth Fund        0.70%
        Model Portfolio Traditional Growth Fund         0.18%
        Model Portfolio Long-Term Growth Fund          -0.10%
        Model Portfolio All-Equity Growth Fund         -0.89%

The Vantagepoint Milestone Funds, the newest additions to The Vantagepoint Funds, reached their six-month anniversary and produced results believed to be in line with their asset allocation goals and market conditions. As with the Model Portfolio Funds, the Milestone Funds provided broad exposure to both stocks and bonds, but unlike the Model Portfolio Funds, the stock/bond allocations will become more conservative as the target year approaches.

                          Vantagepoint Milestone Funds
                 (for the six month period ended June 30, 2005)

        Milestone Retirement Income Fund                1.10%
        Milestone 2010 Fund                             0.50%
        Milestone 2015 Fund                             0.20%
        Milestone 2020 Fund                             0.10%
        Milestone 2025 Fund                            -0.10%
        Milestone 2030 Fund                            -0.30%
        Milestone 2035 Fund                            -0.40%
        Milestone 2040 Fund                            -0.40%

The Vantagepoint Index Funds continued to provide broad exposure to securities represented by their target indexes at a relatively low cost.

                            Vantagepoint Index Funds
                 (for the six month period ended June 30, 2005)
                 ----------------------------------------------

                                             Class I            Class II
                                             -------            --------
Core Bond Index Fund                          2.41%              2.39%
S&P 500 Index Fund                           -1.04%             -0.99%
Broad Market Index Fund                      -0.10%              0.11%
Mid/Small Company Index Fund                  1.74%              1.89%
Overseas Equity Index Fund                   -1.87%             -1.66%

Vantagepoint Growth Fund Enhanced Subadviser Structure

In May 2005 Vantagepoint Investment Advisers, LLC ("VIA") upon the approval of the Board of Directors of The Vantagepoint Funds, made changes to the Vantagepoint Growth Fund to seek to enhance its subadviser structure and seek to position the fund for future growth-investing opportunities. Three subadvisers were added to the structure and one was terminated, leaving the fund with a total of six subadvisers. The fund now utilizes what VIA believes to be six complementary styles of growth investing, combined in a manner intended to provide favorable opportunities for future performance results and to maintain important risk controls, such as diversification of manager styles and holdings. The six subadvisers are included in the investment objectives section following this letter.

The Vantagepoint Funds as a Diversified, Risk Controlled Approach for Investors

With continued market volatility, the Vantagepoint Funds multi-management approach to investing seeks to provide investors with an opportunity to achieve competitive returns with less risk than a single-manager fund.

The Vantagepoint Model Portfolio and Milestone Funds seek to offer an additional layer of diversification by effectively combining several funds into one. On a related note, an important enhancement to the Model Portfolio Funds occurred at quarter-end with the establishment of breakpoints in the advisory fees charged by VIA. These breakpoints resulted in reductions in the advisory fees paid by the two largest of the five Model Portfolio Funds, beginning July 1, 2005.

Through the market's ups and downs, VIA remains committed to helping investors build financial security in retirement.


Sincerely,

Vantagepoint Investment Advisers, LLC

*Performance reflected above represents past performance. Past performance is not indicative of future returns. Diversification does not ensure a profit or guarantee against loss. The Lehman Brothers Aggregate Bond Index consists of investment-grade U.S. fixed income securities. The S&P 500 Index is an index comprised of 500 larger capitalization stocks traded in the U. S. The Russell 2000 Index represents the smaller market capitalization segment of the U.S. equity universe. The Russell 2000 Index includes the smallest 2000 securities in the Russell 3000 Index. The Russell 3000 Index represents a broader measure of the U.S. equity universe and includes one thousand larger market capitalization securities in addition to the approximate 2000 securities included in the Russell 2000 Index. The MSCI EAFE Index consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australasia and the Far East. The Merrill Lynch 1-3 year Government/Corporate Index ("Merrill 1-3"), which tracks the performance of U.S. dollar-denominated investment grade Government and Corporate public debt issued in the U.S. Domestic bond market with maturities ranging between 1 and 3 years. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets, consisting of approximately 26 emerging country markets. A fund's portfolio may differ significantly from the securities held in the indexes. Indexes are not available for direct investment; therefore, their performance does not reflect the expenses associated with the active management of an actual portfolio.

The information herein was obtained from various sources; we do not guarantee its accuracy or completeness. Neither the information nor any opinion expressed constitutes an offer, or an invitation to make an offer, to buy or sell any securities. This information is intended for educational purposes only and is not to be construed or relied upon as investment advice or as a solicitation for a particular product or security. It does not have regard to the specific investment objectives, financial situation and particular needs of any specific person who may receive this information. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed or recommended here and should understand that statements regarding future prospects may not be realized. Investors should note that returns, if any, from investing in securities, will fluctuate and that each security price or value may rise or fall. Accordingly, investors may receive back less than originally invested. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. 1-800-669-7400.

Shareholder Expenses (unaudited)

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees, investor services fees, fund services fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                        ACTUAL                                                                      HYPOTHETICAL
Beginning       Ending                  Expenses                               Beginning     Ending               Expenses
Account         Account     Annualized    Paid                                  Account      Account   Annualized   Paid
Value            Value       Expense     During      Vantagepoint                Value        Value     Expense     During
1/1/2005      06/30/2005      Ratio      Period *    Funds                      1/1/2005    06/30/2005   Ratio      Period *
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,010.80     0.64%       $3.19      Money Market**             $1,000.00   $1,021.60    0.64%      $3.21
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,007.70     0.65%       $3.24      Short-Term Bond            $1,000.00   $1,021.60    0.65%      $3.26
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,013.10     0.59%       $2.94      US Government Securities   $1,000.00   $1,021.90    0.59%      $2.96
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $991.80     0.75%       $3.70      Asset Allocation           $1,000.00   $1,021.10    0.75%      $3.76
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,020.10     0.90%       $4.51      Equity Income              $1,000.00   $1,020.30    0.90%      $4.51
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $993.10     0.82%       $4.05      Growth & Income            $1,000.00   $1,020.70    0.82%      $4.11
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $956.70     0.95%       $4.61      Growth                     $1,000.00   $1,020.10    0.95%      $4.76
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,033.30     1.23%       $6.20      Aggressive Opportunities   $1,000.00   $1,018.70    1.23%      $6.16
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $979.10     1.19%       $5.84      International              $1,000.00   $1,018.90    1.19%      $5.96
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,024.00     0.46%       $2.31      Core Bond Index Class I    $1,000.00   $1,022.50    0.46%      $2.31
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,023.90     0.26%       $1.30      Core Bond Index Class II   $1,000.00   $1,023.50    0.26%      $1.30
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $989.60     0.46%       $2.27      500 Stock Index Class I    $1,000.00   $1,022.50    0.46%      $2.31
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $990.10     0.26%       $1.28      500 Stock Index Class II   $1,000.00   $1,023.50    0.26%      $1.30
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $999.00     0.45%       $2.23      Broad Market Index Class I $1,000.00   $1,022.60    0.45%      $2.26
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,001.10     0.25%       $1.24      Broad Market Index
                                                     Class II                   $1,000.00   $1,023.60    0.25%      $1.25
----------------------------------------------------------------------------------------------------------------------------
                                                     Mid/Small Company Index
$1,000.00       $1,017.40     0.53%       $2.65      Class I                    $1,000.00   $1,022.20    0.53%      $2.66
----------------------------------------------------------------------------------------------------------------------------
                                                     Mid/Small Company Index
$1,000.00       $1,018.90     0.33%       $1.65      Class II                   $1,000.00   $1,023.20    0.33%      $1.66
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $981.30     1.10%       $5.40      Overseas Equity Index
                                                     Class I                    $1,000.00   $1,019.30    1.10%      $5.51
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $983.40     0.90%       $4.43      Overseas Equity Index
                                                     Class II                   $1,000.00   $1,020.30    0.90%      $4.51
----------------------------------------------------------------------------------------------------------------------------

                        ACTUAL                                                                      HYPOTHETICAL
Beginning       Ending                  Expenses                               Beginning     Ending               Expenses
Account         Account     Annualized    Paid                                  Account      Account   Annualized   Paid
Value            Value       Expense     During      Vantagepoint                Value        Value     Expense     During
1/1/2005      06/30/2005      Ratio      Period *    Funds                      1/1/2005    06/30/2005   Ratio      Period *
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,011.20     0.82%       $4.09      Model Portfolio Savings
                                                     Oriented**                 $1,000.00   $1,020.70    0.82%      $4.11
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,007.00     0.89%       $4.43      Model Portfolio
                                                     Conservative Growth**      $1,000.00   $1,024.40    0.89%      $4.46
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,001.90     0.97%       $4.81      Model Portfolio
                                                     Traditional Growth**       $1,000.00   $1,020.00    0.97%      $4.86
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $999.00     1.04%       $5.15      Model Portfolio Long-Term
                                                     Growth**                   $1,000.00   $1,019.60    1.04%      $5.21
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $991.10     1.18%       $5.83      Model Portfolio All-Equity
                                                     Growth**                   $1,000.00   $1,018.90    1.18%      $5.91
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,011.00     0.81%       $4.04      Milestone Retirement
                                                     Income**                   $1,000.00   $1,020.80    0.81%      $4.06
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,005.00     0.87%       $4.33      Milestone 2010**           $1,000.00   $1,020.50    0.87%      $4.36
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,002.00     0.90%       $4.47      Milestone 2015**           $1,000.00   $1,020.30    0.90%      $4.51
----------------------------------------------------------------------------------------------------------------------------
$1,000.00       $1,001.00     0.92%       $4.56      Milestone 2020**           $1,000.00   $1,020.20    0.92%      $4.61
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $999.00     0.94%       $4.66      Milestone 2025**           $1,000.00   $1,020.10    0.94%      $4.71
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $997.00     0.96%       $4.75      Milestone 2030**           $1,000.00   $1,020.00    0.96%      $4.81
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $996.00     0.98%       $4.85      Milestone 2035**           $1,000.00   $1,019.90    0.98%      $4.91
----------------------------------------------------------------------------------------------------------------------------
$1,000.00         $996.00     0.98%       $4.85      Milestone 2040**           $1,000.00   $1,019.90    0.98%      $4.91


* Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year divided by total number of days in fiscal year, e.g., 181/365] (to reflect the one-half year period).

** This is a fund of funds. The annualized expense ratio includes this fund's proportionate share of the expense ratio of the underlying fund(s).

Vantagepoint Fund Returns*
As of June 30, 2005

                                       Year-to-date
                                         through         1 Year    3 Years     5 Years    10 Years      Since      Inception
                                         6/30/05                                                      Inception      Date
----------------------------------------------------------------------------------------------------------------------------
Actively Managed Funds
----------------------------------------------------------------------------------------------------------------------------
Money Market Fund(1)                      1.08%           1.67%      1.03%       2.12%        --        2.75%         3/99
Short-Term Bond Fund                      0.77%           2.87%      3.35%         --         --        3.86%        12/00
US Government Securities Fund             1.32%           3.61%      3.32%       5.71%      5.58%         --          7/92
Asset Allocation Fund                    -0.82%           7.18%      8.44%       1.35%      8.94%         --         12/74
Equity Income Fund                        2.01%          11.84%     11.05%      10.09%     12.18%         --          4/94
Growth & Income Fund                     -0.69%           5.40%      8.33%       1.04%        --        8.52%        10/98
Growth Fund                              -4.33%          -1.69%      4.09%      -5.65%      8.65%         --          4/83
Aggressive Opportunities Fund             3.33%          10.36%     12.77%      -4.45%      9.65%         --         10/94
International Fund                       -2.09%           9.48%      8.19%      -2.70%      4.70%         --         10/94

----------------------------------------------------------------------------------------------------------------------------
Index Funds
----------------------------------------------------------------------------------------------------------------------------
Core Bond Index Fund I                    2.41%           6.42%      5.39%       7.11%        --        6.43%         6/97
Core Bond Index Fund II                   2.39%           6.60%      5.61%       7.32%        --        6.63%         6/97
500 Stock Index Fund I                   -1.04%           5.96%      7.82%      -2.80%        --        5.45%         6/97
500 Stock Index Fund II                  -0.99%           6.09%      7.99%      -2.62%        --        5.65%         6/97
Broad Market Index Fund I                -0.10%           7.87%      9.46%      -1.93%      9.39%         --         10/94
Broad Market Index Fund II                0.11%           8.15%      9.68%      -1.72%      9.61%         --         10/94
Mid/Small Company Index Fund I            1.74%          13.47%     14.95%       1.15%        --        7.55%         6/97
Mid/Small Company Index Fund II           1.89%          13.66%     15.17%       1.35%        --        7.77%         6/97
Overseas Equity Index Fund I             -1.87%          12.32%     11.14%      -1.19%        --        3.18%         6/97
Overseas Equity Index Fund II            -1.66%          12.83%     11.43%      -0.95%        --        3.41%         6/97

----------------------------------------------------------------------------------------------------------------------------
Model Portfolio Funds(2)
----------------------------------------------------------------------------------------------------------------------------
Model Portfolio Savings
Oriented Fund                             1.12%           5.04%      5.21%       4.43%      6.50%         --          2/95
Model Portfolio Conservative
Growth Fund                               0.70%           5.19%      6.06%       3.28%        --        6.71%         4/96
Model Portfolio Traditional
Growth Fund                               0.18%           5.36%      6.94%       1.86%        --        7.27%         4/96
Model Portfolio Long-Term
Growth Fund                              -0.10%           6.14%      8.11%       0.42%        --        7.91%         4/96
Model Portfolio All-Equity
Growth Fund                              -0.89%           5.63%      8.28%         --         --       -1.38%        10/00

Vantagepoint Fund Returns*
As of June 30, 2005

                                       Year-to-date
                                         through         1 Year    3 Years     5 Years    10 Years      Since      Inception
                                         6/30/05                                                      Inception      Date
----------------------------------------------------------------------------------------------------------------------------
Milestone Funds(2)
----------------------------------------------------------------------------------------------------------------------------
Milestone Retirement Income Fund          1.10%             --         --          --         --        1.10%         1/05
Milestone 2010 Fund                       0.50%             --         --          --         --        0.50%         1/05
Milestone 2015 Fund                       0.20%             --         --          --         --        0.20%         1/05
Milestone 2020 Fund                       0.10%             --         --          --         --        0.10%         1/05
Milestone 2025 Fund                      -0.10%             --         --          --         --       -0.10%         1/05
Milestone 2030 Fund                      -0.30%             --         --          --         --       -0.30%         1/05
Milestone 2035 Fund                      -0.40%             --         --          --         --       -0.40%         1/05
Milestone 2040 Fund                      -0.40%             --         --          --         --       -0.40%         1/05

* Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information for periods prior to March 1, 1999 for Actively Managed and Class I Shares of the Index Funds represents performance of the Funds prior to SEC registration. The same is true for Class II Shares of the Index Funds prior to April 5, 1999 and for the Model Portfolio Funds prior to December 4, 2000. All returns assume reinvested dividends and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please consult the current prospectus carefully before investing any money. The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC and a member NASD/SIPC. For a current prospectus and for performance data current to the most recent month end, contact ICMA-RC Services, LLC by calling 1-800-669-7400 or by writing to 777 North Capitol Street, NE, Washington, DC 20002-4240, or by visiting icmarc.org.

(1) Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Performance of the Vantagepoint Money Market Fund is dependent upon the performance of the underlying fund in which it invests.

(2) Performance of the Model Portfolio and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio and Milestone Fund invests.

Vantagepoint Funds Investment Objectives

(Fund ticker symbols are included in parentheses after fund names.)

Actively Managed Funds

------------------------------------------------------------------------------------------------------------------------------------
    Money Market Fund(1) (VAMXX)                       Year Founded: 1999                     Total Net Assets: $131 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To seek maximum current income, consistent with maintaining liquidity and a stable share price of $1.00 by investing substantially all of its assets in the AIM Short-Term
                                          Investments Trust Liquid Assets Portfolio(2)

    Market Index:                         30-Day T-Bill
                                          MFR Prime Retail Average
------------------------------------------------------------------------------------------------------------------------------------
    Short-Term Bond Fund (VPIPX)                       Year Founded: 2000                     Total Net Assets: $514 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To seek total return that is consistent with preservation of capital

    Investment Subadvisers:               Payden & Rygel Investment Counsel
                                          STW Fixed Income Management Ltd.

    Market Index:                         Merrill Lynch 1-3 Year Government/Corporate Index
                                          (Prior to November 8, 2004, the fund compared its performance to the 91-day U.S.
                                          Treasury Bill)

    Mutual Fund Index:                    Morningstar Short-Term Bond Funds Average
------------------------------------------------------------------------------------------------------------------------------------
    US Government Securities Fund (VPTSX)              Year Founded: 1992                     Total Net Assets: $157 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer current income

    Investment Subadviser:                Mellon Capital Management Corporation

    Market Index:                         Lehman Brothers Intermediate Government Bond Index

    Mutual Fund Index:                    Morningstar Intermediate Government Funds Average

------------------------------------------------------------------------------------------------------------------------------------
    Asset Allocation Fund (VPAAX)                      Year Founded: 1974                     Total Net Assets: $753 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth at a lower level of risk than an all-equity portfolio

    Investment Subadviser:                Mellon Capital Management Corporation

    Market Index:                         65% S&P 500 Index / 25% Lehman Long-Term Treasury Index/
                                          10% 91-Day T-Bill

    Mutual Fund Index:                    Morningstar Moderate Allocation Funds Average

(1) Investments in the Vantagepoint Money Market Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

(2) The AIM Short-Term Investments Trust Liquid Assets Portfolio is a registered money market fund that invests in high-quality, short-term money market instruments and is advised by AIM Advisors, Inc.

------------------------------------------------------------------------------------------------------------------------------------
    Equity Income Fund (VPEIX)                         Year Founded: 1994                     Total Net Assets: $1,203 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth with consistency derived from dividend yield

    Investment Subadvisers:               Barrow, Hanley, Mewhinney, & Strauss, Inc.
                                          Southeastern Asset Management, Inc.
                                          T. Rowe Price Associates, Inc.

    Market Index:                         Russell 1000 Value Index
                                          (Prior to March 31, 2005, the fund compared its performance to the S&P/BARRA
                                          Value Index)

    Mutual Fund Index:                    Morningstar Large Value Funds Average
------------------------------------------------------------------------------------------------------------------------------------
    Growth & Income Fund (VPGIX)                       Year Founded: 1998                     Total Net Assets: $929 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth and current income

    Investment Subadvisers:               Capital Guardian Trust Company
                                          T. Rowe Price Associates, Inc.
                                          Wellington Management Company, LLP

    Market Index:                         S&P 500 Index

    Mutual Fund Index:                    Morningstar Large Blend Funds Average
------------------------------------------------------------------------------------------------------------------------------------
    Growth Fund (VPGRX)                                Year Founded: 1983                     Total Net Assets: $2,726 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth

    Investment Subadvisers:               Fidelity Management & Research Company(3)
                                          Peregrine Capital Management, Inc.
                                          Tukman Capital Management, Inc.
                                          Goldman Sachs Asset Management, L.P.
                                          Legg Mason Capital Management, Inc.
                                          Westfield Capital Management Company, LLC

    Market Index:                         Russell 1000 Growth Index
                                          (Prior to March 31, 2005, the fund compared its performance to the Dow Jones Wilshire 5000
                                          Composite Index)

    Mutual Fund Index:                    Morningstar Large Growth Funds Average
------------------------------------------------------------------------------------------------------------------------------------
    Aggressive Opportunities Fund (VPAOX)              Year Founded: 1994                     Total Net Assets: $1,155 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high long-term capital appreciation

    Investment Subadvisers:               Southeastern Asset Management, Inc.
                                          T. Rowe Price Associates, Inc.
                                          Wellington Management Company, LLP(4)

    Market Index:                         Russell MidCap Growth Index
                                          (Prior to March 31, 2005, the fund compared its performance to the Dow Jones Wilshire 4500
                                          Completion Index)

    Mutual Fund Index:                    Morningstar Mid-Cap Growth Funds Average
------------------------------------------------------------------------------------------------------------------------------------
    International Fund (VPINX)                         Year Founded: 1994                     Total Net Assets: $609 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth and diversification by country

    Investment Subadvisers:               Artisan Partners Limited Partnership
                                          Capital Guardian Trust Company

    Market Index:                         MSCI Europe, Australasia, Far East (EAFE) Index

    Mutual Fund Index:                    Morningstar Foreign Large Blend Funds Average

(3) FMR Co. Inc. acts as a sub-subadviser pursuant to a sub-subadvisory agreement between Fidelity Management & Research Company and FMR Co. Inc.

(4) Wellington Management International Ltd. acts as a sub-subadviser pursuant to a sub-subadvisory agreement between Wellington Management Company, LLP and Wellington Management International Ltd.

Index Funds

The Vantagepoint Index Funds are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser for these funds.

(Class I and II ticker symbols are listed.)

------------------------------------------------------------------------------------------------------------------------------------
    Core Bond Index Fund (VPCIX/VPCDX)                 Year Founded: 1997                     Total Net Assets: $977 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer current income by approximating the performance of the Lehman Brothers Aggregate
                                          Bond Index

    Market Index:                         Lehman Brothers Aggregate Bond Index
------------------------------------------------------------------------------------------------------------------------------------
    500 Stock Index Fund (VPFIX/VPSKX)                 Year Founded: 1997                     Total Net Assets: $349 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth by approximating the performance of the S&P 500 Index

    Market Index:                         S&P 500 Index
------------------------------------------------------------------------------------------------------------------------------------
    Broad Market Index Fund (VPMIX/VPBMX)              Year Founded: 1994                     Total Net Assets: $588 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth by approximating the performance of the Dow Jones
                                          Wilshire 5000 Composite Index

    Market Index:                         Dow Jones Wilshire 5000 Composite Index
------------------------------------------------------------------------------------------------------------------------------------
    Mid/Small Company Index Fund (VPSIX/VPMSX)         Year Founded: 1997                     Total Net Assets: $146 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth by approximating the performance of the Dow Jones
                                          Wilshire 4500 Completion Index

    Market Index:                         Dow Jones Wilshire 4500 Completion Index
------------------------------------------------------------------------------------------------------------------------------------
    Overseas Equity Index Fund (VPOIX/VPOEX)           Year Founded: 1997                     Total Net Assets: $77 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer long-term capital growth and diversification by approximating the performance of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Free
                                          Index

    Market Index:                         MSCI EAFE Free Index

Model Portfolio Funds

------------------------------------------------------------------------------------------------------------------------------------
    Model Portfolio Savings Oriented Fund (VPSOX)      Year Founded: 1995                     Total Net Assets: $272 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer capital preservation, reasonable current income, and some capital growth, while seeking to limit risk

    Target Allocation:                    35% Vantagepoint Short-Term Bond Fund
                                          10% Vantagepoint US Government Securities Fund
                                          30% Vantagepoint Core Bond Index Fund
                                          10% Vantagepoint Equity Income Fund
                                          10% Vantagepoint Growth & Income Fund
                                           5% Vantagepoint International Fund

    Market Index:                         35% Merrill Lynch 1-3 Year Government/Corporate Bond Index, 10% Lehman Brothers
                                          Intermediate Government Bond Index, 30% Lehman Brothers Aggregate Bond Index, 10% Russell
                                          1000 Value Index, 10% S&P 500 Index and 5% MSCI EAFE Index
                                          (Prior to March 31, 2005, the fund compared its performance to a different Custom
                                          Benchmark)
------------------------------------------------------------------------------------------------------------------------------------
    Model Portfolio Conservative Growth Fund (VPCGX)   Year Founded: 1996                     Total Net Assets: $487 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer reasonable current income and capital preservation, with modest potential for capital growth

    Target Allocation:                    30% Vantagepoint Short-Term Bond Fund
                                          30% Vantagepoint Core Bond Index Fund
                                          10% Vantagepoint Equity Income Fund
                                          10% Vantagepoint Growth & Income Fund
                                           8% Vantagepoint Growth Fund
                                           5% Vantagepoint Aggressive Opportunities Fund
                                           7% Vantagepoint International Fund

    Market Index:                         30% Merrill Lynch 1-3 Year Government/Corporate Bond 30% Lehman Index, Brothers Aggregate
                                          Bond Index, 10% Russell 1000 Value Index, 10% S&P 500 Index,
                                          8% Russell 1000 Growth Index, 5% Russell MidCap Growth Index and 7% MSCI EAFE Index
                                          (Prior to March 31, 2005, the fund compared its performance to a different Custom
                                          Benchmark)
------------------------------------------------------------------------------------------------------------------------------------
    Model Portfolio Traditional Growth Fund (VPTGX)    Year Founded: 1996                     Total Net Assets: $1,035 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer moderate capital growth and reasonable current income

    Target Allocation:                   20% Vantagepoint Short-Term Bond Fund
                                         20% Vantagepoint Core Bond Index Fund
                                         10% Vantagepoint Equity Income Fund
                                         15% Vantagepoint Growth & Income Fund
                                         15% Vantagepoint Growth Fund
                                         10% Vantagepoint Aggressive Opportunities Fund
                                         10% Vantagepoint International Fund

    Market Index:                         20% Merrill Lynch 1-3 Year Government/Corporate Bond 20% Lehman Index, Brothers Aggregate
                                          Bond Index, 10% Russell 1000 Value Index, 15% S&P 500 Index, 15% Russell 1000 Growth
                                          Index, 10% Russell MidCap Growth Index and 10% MSCI EAFE Index
                                          (Prior to March 31, 2005, the fund compared its performance to a different Custom
                                          Benchmark)

------------------------------------------------------------------------------------------------------------------------------------
    Model Portfolio Long-Term Growth Fund (VPLGX)      Year Founded: 1996                     Total Net Assets: $1,082 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high long-term capital growth and modest current income

    Target Allocation:                    20% Vantagepoint Core Bond Index Fund
                                          13% Vantagepoint Equity Income Fund
                                          20% Vantagepoint Growth & Income Fund
                                          20% Vantagepoint Growth Fund
                                          15% Vantagepoint Aggressive Opportunities Fund
                                          12% Vantagepoint International Fund

    Market Index:                         20% Lehman Brothers Aggregate Bond Index, 13% Russell 1000 Value Index, 20% S&P 500 Index,
                                          20% Russell 1000 Growth Index, 15% Russell MidCap Growth Index and 12% MSCI EAFE Index
                                          (Prior to March 31, 2005, the fund compared its performance to a different Custom
                                          Benchmark)
------------------------------------------------------------------------------------------------------------------------------------
    Model Portfolio All-Equity Growth Fund (VPAGX)     Year Founded: 2000                     Total Net Assets: $245 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high long-term capital growth

    Target Allocation:                    15% Vantagepoint Equity Income Fund
                                          20% Vantagepoint Growth & Income Fund
                                          30% Vantagepoint Growth Fund
                                          20% Vantagepoint Aggressive Opportunities Fund
                                          15% Vantagepoint International Fund

    Market Index:                         15% Russell 1000 Value Index, 20% S&P 500 Index, 30% Russell 1000 Growth Index, 20%
                                          Russell MidCap Growth Index and 15% MSCI EAFE Index
                                          (Prior to March 31, 2005, the fund compared its performance to a different Custom
                                          Benchmark)

Vantagepoint Milestone Funds

------------------------------------------------------------------------------------------------------------------------------------
    Milestone Retirement Income Fund (VPRRX)           Year Founded: 2005                     Total Net Assets: $7 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To seek to offer current income and opportunities for capital growth that have limited risk

    Target Allocation:                    35% Vantagepoint Short-Term Bond Fund
                                          35% Vantagepoint Core Bond Index Fund
                                          10% Vantagepoint Equity Income Fund
                                          15% Vantagepoint Growth & Income Fund
                                           5% Vantagepoint International Fund

    Market Index:                         35% Merrill Lynch 1-3 Year Gov't/Corp. Index; 35% Lehman Bros. Aggregate Bond Index; 10%
                                          Russell 1000 Value Index; 15% S&P 500 Index; and 5% MSCI EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
    Milestone 2010 Fund (VPRQX)                        Year Founded: 2005                     Total Net Assets: $17 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high total return consistent with the Fund's current asset allocation

    Target Allocation:                    20% Vantagepoint Short-Term Bond Fund
                                          30% Vantagepoint Core Bond Index Fund
                                          10% Vantagepoint Equity Income Fund
                                          27% Vantagepoint Growth & Income Fund
                                           5% Vantagepoint Growth Fund
                                           8% Vantagepoint International Fund

    Market Index:                         20% Merrill Lynch 1-3 Year Gov't/Corp. Index; 30% Lehman Bros. Aggregate Bond Index; 10%
                                          Russell 1000 Value Index; 27% S&P 500 Index; 5% Russell 1000 Growth Index; and 8% MSCI
                                          EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
    Milestone 2015 Fund (VPRPX)                        Year Founded: 2005                     Total Net Assets: $22 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high total return consistent with the Fund's current asset allocation

    Target Allocation:                    10% Vantagepoint Short-Term Bond Fund
                                          25% Vantagepoint Core Bond Index Fund
                                           9% Vantagepoint Equity Income Fund
                                          31% Vantagepoint Growth & Income Fund
                                           6% Vantagepoint Growth Fund
                                           7% Vantagepoint Mid/Small Company Index Fund
                                          12% Vantagepoint International Fund

    Market Index                          10% Merrill Lynch 1-3 Year Gov't/Corp. Index; 25% Lehman Bros. Aggregate Bond Index; 9%
                                          Russell 1000 Value Index; 31% S&P 500 Index; 6% Russell 1000 Growth Index; 7% Dow Jones
                                          Wilshire 4500 Completion Index; and 12% MSCI EAFE Index
------------------------------------------------------------------------------------------------------------------------------------
    Milestone 2020 Fund (VPROX)                        Year Founded: 2005                     Total Net Assets: $14 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high total return consistent with the Fund's current asset allocation

    Target Allocation:                     5% Vantagepoint Short-Term Bond Fund
                                          23% Vantagepoint Core Bond Index Fund
                                           9% Vantagepoint Equity Income Fund
                                          33% Vantagepoint Growth & Income Fund
                                           7% Vantagepoint Growth Fund
                                           9% Vantagepoint Mid/Small Company Index Fund
                                          14% Vantagepoint International Fund

    Market Index:                         5% Merrill Lynch 1-3 Year Gov't/Corp. Index; 23% Lehman Bros. Aggregate Bond Index; 9%
                                          Russell 1000 Value Index; 33% S&P 500 Index; 7% Russell 1000 Growth Index; 9% Dow Jones
                                          Wilshire 4500 Completion Index; and 14% MSCI EAFE Index

------------------------------------------------------------------------------------------------------------------------------------
    Milestone 2025 Fund (VPRNX)                        Year Founded: 2005                     Total Net Assets: $10 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high total return consistent with the Fund's current asset allocation

    Target Allocation:                    20% Vantagepoint Core Bond Index Fund
                                           9% Vantagepoint Equity Income Fund
                                          37% Vantagepoint Growth & Income Fund
                                           7% Vantagepoint Growth Fund
                                          11% Vantagepoint Mid/Small Company Index Fund
                                          16% Vantagepoint International Fund

    Market Index:                         20% Lehman Bros. Aggregate Bond Index; 9% Russell 1000 Value Index; 37% S&P 500 Index; 7%
                                          Russell 1000 Growth Index; 11% Dow Jones Wilshire 4500 Completion Index; and 16% MSCI EAFE
                                          Index
------------------------------------------------------------------------------------------------------------------------------------
    Milestone 2030 Fund (VPRMX)                        Year Founded: 2005                     Total Net Assets: $5 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high total return consistent with the Fund's current asset allocation

    Target Allocation:                    15% Vantagepoint Core Bond Index Fund
                                           8% Vantagepoint Equity Income Fund
                                          37% Vantagepoint Growth & Income Fund
                                           8% Vantagepoint Growth Fund
                                          13% Vantagepoint Mid/Small Company Index Fund
                                          19% Vantagepoint International Fund

    Market Index:                         15% Lehman Bros. Aggregate Bond Index; 8% Russell 1000 Value Index; 37% S&P 500 Index; 8%
                                          Russell 1000 Growth Index; 13% Dow Jones Wilshire 4500 Completion Index; and 19% MSCI EAFE
                                          Index
------------------------------------------------------------------------------------------------------------------------------------
    Milestone 2035 Fund (VPRLX)                        Year Founded: 2005                     Total Net Assets: $2 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high total return consistent with the Fund's current asset allocation

    Target Allocation:                    10% Vantagepoint Core Bond Index Fund
                                           7% Vantagepoint Equity Income Fund
                                          40% Vantagepoint Growth & Income Fund
                                           8% Vantagepoint Growth Fund
                                          15% Vantagepoint Mid/Small Company Index Fund
                                          20% Vantagepoint International Fund

    Market Index:                         10% Lehman Bros. Aggregate Bond Index; 7% Russell 1000 Value Index; 40% S&P 500 Index; 8%
                                          Russell 1000 Growth Index; 15% Dow Jones Wilshire 4500 Completion Index Index; and 20%
                                          MSCI EAFE Index

------------------------------------------------------------------------------------------------------------------------------------
    Milestone 2040 Fund (VPRKX)                        Year Founded: 2005                     Total Net Assets: $1 million
------------------------------------------------------------------------------------------------------------------------------------
    Investment Objective:                 To offer high total return consistent with the Fund's current asset allocation

    Target Allocation:                    10% Vantagepoint Core Bond Index Fund
                                           7% Vantagepoint Equity Income Fund
                                          40% Vantagepoint Growth & Income Fund
                                           8% Vantagepoint Growth Fund
                                          15% Vantagepoint Mid/Small Company Index Fund
                                          20% Vantagepoint International Fund

    Market Index                          10% Lehman Bros. Aggregate Bond Index; 7% Russell 1000 Value Index; 40% S&P 500 Index; 8%
                                          Russell 1000 Growth Index; 15% Dow Jones Wilshire 4500 Completion Index; and 20% MSCI EAFE
                                          Index

Vantagepoint Funds Asset Allocations (percentages of total assets)

                                                                                      Variable
                                              Repurchase  Certificates      Time          Rate    Commercial
Fund Name                                     Agreements    of Deposit  Deposits    Securities         Paper
--------------------------------------------------------------------------------------------------------------
Vantagepoint Money Market Fund                      30.5           9.3        26          23.9          10.3


                                                Consumer    Consumer                                                    Information
                                           Discretionary     Staples    Energy   Financials   Healthcare    Industrial   Technology
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Short-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint US Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Asset Allocation Fund                  11.4        10.1       8.8         20.3         13.4          11.2         15.1
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Equity Income Fund                     29.3         6.5       8.8         20.1          9.1          10.6          4.0
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Growth & Income Fund                   10.7         6.3       8.4         21.3         15.1          12.0         15.5
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Growth Fund                            17.0         8.2       5.5         12.6         14.4           9.9         26.8
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Aggressive Opportunities Fund          31.9         1.9       5.0         15.6         10.2          12.6         13.4
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Core Bond Index Fund Class I
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Core Bond Index Fund Class II
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint 500 Stock Index Fund Class I           11.5        10.1       8.8         20.3         13.4          11.2         15.2
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint 500 Stock Index Fund Class II          11.5        10.1       8.8         20.3         13.4          11.2         15.2
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Broad Market Index Fund Class I        13.1         8.6       8.7         21.4         13.3          10.3         15.3
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Broad Market Index Fund Class II       13.1         8.6       8.7         21.4         13.3          10.3         15.3
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Mid/Small Company Index Fund I         18.6         3.6       7.6         25.0         12.1           9.8         14.4
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Mid/Small Company Index Fund Class II  18.6         3.6       7.6         25.0         12.1           9.8         14.4


                                                                                    Africa/
                                                                                     Middle                                   Latin
                                                    Asia   Australia     Japan         East       Europe            UK      America
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint International Fund                      8.4         1.2      22.6          0.3         48.4          13.2          2.3
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Overseas Equity Index Fund Class I      2.5         5.5      21.8                      45.0          25.1
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Overseas Equity Index Fund Class II     2.5         5.5      21.8                      45.0          25.1


                                                      Consumer    Consumer                                               Information
                                                 Discretionary     Staples  Energy   Financials   Healthcare  Industrial  Technology
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Model Portfolio Savings Oriented Fund         4.9         1.7     2.0          5.6          2.8         2.6         2.4
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Model Portfolio Conservative Growth Fund      8.2         2.6     2.9          8.0          4.6         4.1         5.4
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Model Portfolio Traditional Growth Fund      12.0         3.9     4.1         11.6          7.0         6.3         8.9
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Model Portfolio Long Term Growth Fund        16.3         5.1     5.4         15.2          9.4         8.4        12.0
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Model Portfolio All-Equity Growth Fund       20.7         6.4     6.6         18.6         11.8        10.5        15.7
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone Retirement Income Fund              5.4         2.0     2.5          6.7          3.5         3.2         3.1
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone 2010 Fund                           8.1         3.5     3.9         10.7          6.3         5.3         6.6
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone 2015 Fund                          10.4         4.3     5.0         14.4          8.0         6.8         8.8
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone 2020 Fund                          11.5         4.8     5.5         16.1          8.9         7.4         9.8
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone 2025 Fund                          12.7         5.3     6.2         18.0          9.8         8.2        10.9
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone 2030 Fund                          13.4         5.7     6.5         19.3         10.3         8.6        11.7
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone 2035 Fund                          14.0         5.9     6.8         20.5         11.0         9.1        12.5
------------------------------------------------------------------------------------------------------------------------------------
Vantagepoint Milestone 2040 Fund                          14.0         5.9     6.8         20.5         11.0         9.1        12.5

                                                                                                     Mortgage
            Telecomm                                                      Asset-          US            Pass-        US           US
 Materials  Services  Utility   Cash    CMO    ARM    Other   Municipal   Backed   Corporate    CMBS    Thru     Agency   Treasuries
------------------------------------------------------------------------------------------------------------------------------------
                                 3.5   14.5    7.1      1.1         0.0     17.6        24.7     3.9     0.0        0.4         27.3
------------------------------------------------------------------------------------------------------------------------------------
                                 0.0    0.0    0.0      0.0         0.0      0.0         0.0     0.0     5.2       37.7         57.1
------------------------------------------------------------------------------------------------------------------------------------
       2.9       3.2      3.5
------------------------------------------------------------------------------------------------------------------------------------
       5.0       2.8      3.8
------------------------------------------------------------------------------------------------------------------------------------
       3.3       3.4      4.1
------------------------------------------------------------------------------------------------------------------------------------
       4.1       0.9      0.6
------------------------------------------------------------------------------------------------------------------------------------
       5.2       4.0      0.2
------------------------------------------------------------------------------------------------------------------------------------
                                 0.0    0.0    0.0      3.0         0.3      1.8        19.6     3.5    34.5       12.3         25.2
------------------------------------------------------------------------------------------------------------------------------------
                                 0.0    0.0    0.0      3.0         0.3      1.8        19.6     3.5    34.5       12.3         25.2
------------------------------------------------------------------------------------------------------------------------------------
       2.9       3.2      3.5
------------------------------------------------------------------------------------------------------------------------------------
       2.9       3.2      3.5
------------------------------------------------------------------------------------------------------------------------------------
       3.1       2.9      3.5
------------------------------------------------------------------------------------------------------------------------------------
       3.1       2.9      3.5
------------------------------------------------------------------------------------------------------------------------------------
       3.5       1.7      3.8
------------------------------------------------------------------------------------------------------------------------------------
       3.5       1.7      3.8


     North
   America     Other
------------------------------------------------------------------------------------------------------------------------------------
       3.7
------------------------------------------------------------------------------------------------------------------------------------
       0.1       0.1
------------------------------------------------------------------------------------------------------------------------------------
       0.1       0.1


                                                                                                     Mortgage
            Telecomm                                                      Asset-          US            Pass-        US           US
 Materials  Services  Utility   Cash    CMO    ARM    Other   Municipal   Backed   Corporate    CMBS    Thru     Agency   Treasuries
------------------------------------------------------------------------------------------------------------------------------------
       1.0       1.1      0.9    1.2    5.1    2.5      1.3         0.1      6.7        14.5     2.4     10.9       7.6         22.8
------------------------------------------------------------------------------------------------------------------------------------
       1.7       1.6      0.9    1.0    4.3    2.1      1.2         0.1      5.8        13.3     2.2     10.3       3.8         15.8
------------------------------------------------------------------------------------------------------------------------------------
       2.6       2.3      1.2    0.7    2.9    1.4      0.8         0.1      3.9         8.9     1.5      6.9       2.5         10.5
------------------------------------------------------------------------------------------------------------------------------------
       3.4       3.0      1.6    0.0    0.0    0.0      0.6         0.1      0.4         3.9     0.7      6.9       2.5          5.0
------------------------------------------------------------------------------------------------------------------------------------
       4.3       3.7      1.8
------------------------------------------------------------------------------------------------------------------------------------
       1.2       1.3      1.1    1.2    5.1    2.5      1.4         0.1      6.8        15.5     2.6     12.1       4.4         18.4
------------------------------------------------------------------------------------------------------------------------------------
       1.9       2.0      1.6    0.7    2.9    1.4      1.1         0.1      4.1        10.8     1.8     10.3       3.8         13.0
------------------------------------------------------------------------------------------------------------------------------------
       2.5       2.7      2.1    0.3    1.4    0.7      0.8         0.1      2.2         7.4     1.3      8.6       3.1          9.0
------------------------------------------------------------------------------------------------------------------------------------
       2.7       3.0      2.3    0.2    0.7    0.4      0.7         0.1      1.3         5.7     1.0      7.9       2.8          7.2
------------------------------------------------------------------------------------------------------------------------------------
       3.0       3.3      2.5    0.0    0.0    0.0      0.6         0.1      0.4         3.9     0.7      6.9       2.5          5.0
------------------------------------------------------------------------------------------------------------------------------------
       3.2       3.6      2.6    0.0    0.0    0.0      0.4         0.0      0.3         2.9     0.5      5.2       1.8          3.8
------------------------------------------------------------------------------------------------------------------------------------
       3.4       3.9      2.8    0.0    0.0    0.0      0.3         0.0      0.2         2.0     0.3      3.4       1.2          2.5
------------------------------------------------------------------------------------------------------------------------------------
       3.4       3.9      2.8    0.0    0.0    0.0      0.3         0.0      0.2         2.0     0.3      3.4       1.2          2.5

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2005 (Unaudited)

                                              Money          Short-Term        US Government           Asset             Equity
                                              Market            Bond             Securities         Allocation           Income
                                         ---------------   ---------------    ---------------    ---------------    ---------------
ASSETS:
Securities, at market value+ .........   $   130,554,911   $   507,290,903    $   190,517,012    $   785,154,433    $ 1,380,957,280
Cash .................................                --         2,611,404                 --         22,169,658            720,098
Receivable for:
 Dividends ...........................           321,291                --                 --            842,172          1,338,715
 Interest ............................                --         3,551,837          1,480,484            726,627            566,050
 Investments sold ....................                --        44,928,346         13,900,798                 --                 --
 Fund shares sold ....................           124,800           440,848             73,039             64,048            998,058
 Recoverable foreign taxes ...........                --                --                 --                 --                788
                                         ---------------   ---------------    ---------------    ---------------    ---------------
  Total Assets .......................       131,001,002       558,823,338        205,971,333        808,956,938      1,384,580,989
                                         ---------------   ---------------    ---------------    ---------------    ---------------
LIABILITIES:
Payable for:
 Investments purchased ...............                --        44,423,542         15,998,073                 --            989,692
 Fund shares redeemed ................            27,456           210,076             65,661                 --                917
 Variation margin on futures contracts                --                --                 --          1,084,860                 --
 Collateral for securities loaned ....                --                --         33,103,374         53,964,614        178,947,983
Accrued Expenses:
 Administrative services fees ........             3,660             8,964              2,779             13,609             21,737
 Advisory fees .......................            10,626            41,998             12,840             62,629             98,677
 Subadviser fees .....................                --           196,648             25,537            434,530          1,498,835
 Other accrued expense ...............            62,478           202,699             67,744            329,318            452,939
                                         ---------------   ---------------    ---------------    ---------------    ---------------
  Total Liabilities ..................           104,220        45,083,927         49,276,008         55,889,560        182,010,780
                                         ---------------   ---------------    ---------------    ---------------    ---------------
NET ASSETS ...........................   $   130,896,782   $   513,739,411    $   156,695,325    $   753,067,378    $ 1,202,570,209
                                         ===============   ===============    ===============    ===============    ===============
NET ASSETS REPRESENTED BY:
Paid-in capital ......................   $   130,896,782   $   518,601,668    $   157,889,653    $   739,222,097    $   999,262,024
Net unrealized appreciation
 (depreciation) on investments,
 futures contracts and foreign
 currency transactions ...............                --        (2,129,973)            (7,740)        47,562,999        204,640,145
Undistributed net investment income
 (loss) ..............................                --           (62,384)            63,089          6,903,579         10,525,705
Accumulated net realized loss on
 investments, futures contracts and
 foreign currency transactions .......                --        (2,669,900)        (1,249,677)       (40,621,297)       (11,857,665)
                                         ---------------   ---------------    ---------------    ---------------    ---------------
NET ASSETS ...........................   $   130,896,782   $   513,739,411    $   156,695,325    $   753,067,378    $ 1,202,570,209
                                         ===============   ===============    ===============    ===============    ===============
CAPITAL SHARES:
Net Assets ...........................   $   130,896,782   $   513,739,411    $   156,695,325    $   753,067,378    $ 1,202,570,209
Shares Outstanding ...................       130,896,782         5,183,716         15,183,786        103,525,329        131,689,537
Net Asset Value, offering and
 redemption price per share (net
 assets divided by shares outstanding)   $          1.00   $         99.11    $         10.32    $          7.27    $          9.13
Cost of investments ..................   $   130,554,911   $   509,420,876    $   190,524,752    $   735,557,057    $ 1,176,317,135
----------
 + Includes securities on loan with
   market values of (Note 6):            $            --   $            --    $    32,406,762    $    52,207,244    $   173,321,806

20                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2005 (Unaudited)

                                                               Growth &                            Aggressive
                                                                Income            Growth          Opportunities       International
                                                           ---------------    ---------------    ---------------    ---------------
ASSETS:
Securities, at market value+ ...........................   $ 1,037,130,583    $ 3,072,976,169    $ 1,444,600,288    $   675,087,214
Cash ...................................................           456,893                 --            335,798                 --
Cash denominated in foreign currencies .................                --              3,128            480,938            355,424
Receivable for:
 Dividends .............................................           951,408          2,059,815            778,575          1,260,553
 Interest ..............................................            25,666            105,845            412,108             41,452
 Investments sold ......................................         2,072,079         14,083,196          4,907,726          4,152,849
 Fund shares sold ......................................         1,000,010            404,161              9,116            480,709
 Recoverable foreign taxes .............................             1,539             11,213             62,567            158,135
Gross unrealized gain on forward foreign currency
 exchange contracts ....................................                --                  1          7,397,050            408,410
                                                           ---------------    ---------------    ---------------    ---------------
  Total Assets .........................................     1,041,638,178      3,089,643,528      1,458,984,166        681,944,746
                                                           ---------------    ---------------    ---------------    ---------------
LIABILITIES:
Payable for:
 Investments purchased .................................         3,506,371         20,785,524          6,151,220          4,036,488
 Fund shares redeemed ..................................            95,592            384,246            495,673             38,547
 Collateral for securities loaned ......................       107,245,155        338,310,074        279,050,628         67,924,255
Accrued Expenses:
 Administrative services fees ..........................            17,742             48,390             20,206             11,611
 Advisory fees .........................................            76,602            226,465             94,433             50,002
 Subadviser fees .......................................           970,939          2,885,074          2,425,104            842,599
 Other accrued expense .................................           358,746          1,063,830            483,901            285,869
Gross unrealized loss on forward foreign currency
 exchange contracts ....................................                --                261         15,326,849            114,294
                                                           ---------------    ---------------    ---------------    ---------------
  Total Liabilities ....................................       112,271,147        363,703,864        304,048,014         73,303,665
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS .............................................   $   929,367,031    $ 2,725,939,664    $ 1,154,936,152    $   608,641,081
                                                           ===============    ===============    ===============    ===============
NET ASSETS REPRESENTED BY:
Paid-in capital ........................................   $   847,551,566    $ 3,389,692,565    $ 1,120,671,483    $   581,816,825
Net unrealized appreciation on investments and
 foreign currency transactions .........................       128,471,779        146,808,388        240,698,608         83,772,420
Undistributed net investment income ....................         4,486,331          2,246,034         12,792,612          3,024,194
Accumulated net realized loss on investments and
 foreign currency transactions .........................       (51,142,645)      (812,807,323)      (219,226,551)       (59,972,358)
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS .............................................   $   929,367,031    $ 2,725,939,664    $ 1,154,936,152    $   608,641,081
                                                           ===============    ===============    ===============    ===============
CAPITAL SHARES:
Net Assets .............................................   $   929,367,031    $ 2,725,939,664    $ 1,154,936,152    $   608,641,081
Shares Outstanding .....................................        92,456,278        343,064,421        106,292,802         61,777,251
Net Asset Value, offering and redemption price per
 share (net assets divided by shares outstanding) ......   $         10.05    $          7.95    $         10.87    $          9.85
Cost of investments ....................................   $   908,658,804    $ 2,926,167,414    $ 1,195,967,297    $   591,568,383
Cost of cash denominated in foreign currencies .........   $            --    $         3,128    $       482,866    $       356,617
----------
 + Includes securities on loan with market value of
   (Note 6):                                               $  103,564,639     $   325,639,365    $   268,077,636    $    64,638,431

                       See Notes to Financial Statements.                     21

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2005 (Unaudited)

                                                                                     Broad           Mid/Small          Overseas
                                               Core Bond         500 Stock           Market           Company            Equity
                                                 Index             Index             Index             Index              Index
                                            ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS:
Securities, at market value+ .............  $ 1,068,877,402   $   379,389,579   $   649,435,598   $   179,668,180   $    77,663,019
Cash denominated in foreign currencies ...               --                --                --                --           330,795
Receivable for:
 Dividends ...............................               --           468,511           765,576           157,325           182,053
 Interest ................................        9,259,375             7,884            19,291            12,484             3,115
 Investments sold ........................       18,350,009                --            18,071            18,972           456,213
 Fund shares sold ........................          415,389            86,012           161,958            73,299            20,742
 Recoverable foreign taxes ...............               --                --                --                --            37,680
 Variation margin on futures contracts ...               --                --                --                --             8,983
Gross unrealized gain on forward
 foreign currency exchange contracts .....               --                --                --                --            12,146
                                            ---------------   ---------------   ---------------   ---------------   ---------------
  Total Assets ...........................    1,096,902,175       379,951,986       650,400,494       179,930,260        78,714,746
                                            ---------------   ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payable for:
 Investments purchased ...................       34,101,775                --            18,071            18,972           379,751
 Fund shares redeemed ....................          429,228            57,350            38,240            15,037           168,163
 Variation margin on futures contracts ...               --            44,940            19,131             5,197                --
 Collateral for securities loaned ........       84,541,722        30,789,962        62,040,851        33,713,077         1,488,643
Accrued Expenses:
 Administrative services fees ............           17,083             6,473            10,882             2,737             1,662
 Advisory fees ...........................           39,857            14,436            24,265             5,913             3,177
 Subadviser fees .........................           54,471            17,971            32,301            17,970            16,499
 Other accrued expense ...................          308,419            91,390           147,295            45,973            41,226
Gross unrealized loss on forward
 foreign currency exchange contracts .....               --                --                --                --            53,457
                                            ---------------   ---------------   ---------------   ---------------   ---------------
  Total Liabilities ......................      119,492,555        31,022,522        62,331,036        33,824,876         2,152,578
                                            ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS ...............................  $   977,409,620   $   348,929,464   $   588,069,458   $   146,105,384   $    76,562,168
                                            ===============   ===============   ===============   ===============   ===============
NET ASSETS REPRESENTED BY:
Paid-in capital ..........................  $   970,031,213   $   205,075,457   $   452,173,573   $   103,974,035   $    60,368,185
Net unrealized appreciation on
 investments, futures contracts and
 foreign currency transactions ...........       13,141,702       153,772,916       160,725,830        44,437,251        17,856,917
Undistributed net investment income
 (loss) ..................................       (2,680,598)        2,644,733         9,563,442         1,212,965         1,083,033
Accumulated net realized loss on
 investments, futures contracts and
 foreign currency transactions ...........       (3,082,697)      (12,563,642)      (34,393,387)       (3,518,867)       (2,745,967)
                                            ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS ...............................  $   977,409,620   $   348,929,464   $   588,069,458   $   146,105,384   $    76,562,168
                                            ===============   ===============   ===============   ===============   ===============
CAPITAL SHARES:
Net Assets--Class I ......................  $   803,487,878   $   107,714,891   $   207,451,098   $    58,743,332   $    27,789,362
Shares Outstanding--Class I ..............       79,039,629        11,362,582        20,982,065         4,183,870         2,783,290
Net Asset Value--Class I, offering and
 redemption price per share (net assets
 divided by shares outstanding) ..........  $         10.17   $          9.48   $          9.89   $         14.04   $          9.98
Net Assets--Class II .....................  $   173,921,742   $   241,214,573   $   380,618,360   $    87,362,052   $    48,772,806
Shares Outstanding--Class II .............       17,038,975        26,758,428        40,595,162         6,485,853         5,144,745
Net Asset Value--Class II, offering and
 redemption price per share (net assets
 divided by shares outstanding) ..........  $         10.21   $          9.01   $          9.38   $         13.47   $          9.48
Cost of investments ......................  $ 1,055,735,700   $   225,570,026   $   488,697,763   $   135,252,209   $    59,771,635
Cost of cash denominated in foreign
 currencies ..............................  $            --   $            --     $          --     $          --   $       335,558

----------
 + Includes securities on loan with market
   values of (Note 6):                      $    82,501,367   $    29,752,657   $    59,862,986   $    32,420,211   $     1,410,769

22                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2005 (Unaudited)

                                                                            Model Portfolio Funds
                                            ---------------------------------------------------------------------------------------
                                                 Savings        Conservative      Traditional        Long-Term         All-Equity
                                                Oriented           Growth           Growth            Growth            Growth
                                            ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value* ........................  $   271,740,852   $   485,704,334   $ 1,033,403,721   $ 1,081,357,566   $   245,119,450
Receivable for:
 Dividends ...............................          655,174           983,813         1,387,123           868,616                --
 Investments sold ........................               --           591,444                --                --                --
 Fund shares sold ........................        1,023,207            54,056           679,961           778,039           462,649
                                            ---------------   ---------------   ---------------   ---------------   ---------------
  Total Assets ...........................      273,419,233       487,333,647     1,035,470,805     1,083,004,221       245,582,099
                                            ---------------   ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payable for:
 Investments purchased ...................          990,724                --           560,803           653,985           431,865
 Fund shares redeemed ....................               --           588,351                --                --             2,080
Accrued Expenses:
 Administrative services fees ............            3,824             6,814            14,445            15,256             3,622
 Advisory fees ...........................           22,360            39,943            84,989            88,826            19,936
 Other accrued expense ...................           28,077            43,872            82,561            84,872            23,395
                                            ---------------   ---------------   ---------------   ---------------   ---------------
  Total Liabilities ......................        1,044,985           678,980           742,798           842,939           480,898
                                            ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS ...............................  $   272,374,248   $   486,654,667   $ 1,034,728,007   $ 1,082,161,282   $   245,101,201
                                            ===============   ===============   ===============   ===============   ===============
NET ASSETS REPRESENTED BY:
Paid-in capital ..........................  $   265,538,028   $   486,232,106   $ 1,031,714,787   $ 1,059,523,360   $   223,070,155
Net unrealized appreciation on
 investments .............................       12,262,215        34,873,187        92,266,727        69,905,459        28,908,485
Undistributed net investment income
 (loss) ..................................        3,798,864         5,077,278         7,577,689         4,189,009          (186,760)
Accumulated net realized loss on
 investments .............................       (9,224,859)      (39,527,904)      (96,831,196)      (51,456,546)       (6,690,679)
                                            ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS ...............................  $   272,374,248   $   486,654,667   $ 1,034,728,007   $ 1,082,161,282   $   245,101,201
                                            ===============   ===============   ===============   ===============   ===============
CAPITAL SHARES:
Net Assets ...............................  $   272,374,248   $   486,654,667   $ 1,034,728,007   $ 1,082,161,282   $   245,101,201
Shares Outstanding .......................       11,127,788        21,127,994        47,663,807        51,522,062        11,561,241
Net Asset Value, offering and redemption
 price per share (net assets divided by
 shares outstanding) .....................  $         24.48   $         23.03   $         21.71   $         21.00   $         21.20
Cost of investments ......................  $   259,478,637   $   450,831,147   $   941,136,994   $ 1,011,452,107   $   216,210,965

----------
 * Investment in other Vantagepoint Funds (Note 1)

                       See Notes to Financial Statements.                     23

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2005 (Unaudited)

                                                                                     Milestone Funds
                                                       ----------------------------------------------------------------------------
                                                        Milestone
                                                        Retirement       Milestone       Milestone      Milestone       Milestone
                                                          Income           2010            2015            2020            2025
                                                       ------------    ------------    ------------    ------------    ------------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value* ..................................   $  6,488,916    $ 16,921,960    $ 22,480,675    $ 14,329,368    $ 10,170,981
Receivable for:
 Dividends .........................................         15,323          29,661          28,603          15,205           8,131
 Investments sold ..................................          1,253           1,331              --           1,306              --
 Fund shares sold ..................................          1,962           4,846          92,753          21,947          84,841
 Due from investment adviser .......................         14,459          12,123          11,436          12,868          14,268
                                                       ------------    ------------    ------------    ------------    ------------
  Total Assets .....................................      6,521,913      16,969,921      22,613,467      14,380,694      10,278,221
                                                       ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Payable for:
 Investments purchased .............................          1,962           4,846          91,394          21,947          83,563
Accrued Expenses:
 Administrative services fees ......................          2,438           2,438           2,438           2,438           2,438
 Advisory fees .....................................            476           1,319           1,707           1,100             788
 Other accrued expense .............................         11,275          10,558          10,365          10,771          11,460
                                                       ------------    ------------    ------------    ------------    ------------
  Total Liabilities ................................         16,151          19,161         105,904          36,256          98,249
                                                       ------------    ------------    ------------    ------------    ------------
NET ASSETS .........................................   $  6,505,762    $ 16,950,760    $ 22,507,563    $ 14,344,438    $ 10,179,972
                                                       ============    ============    ============    ============    ============
NET ASSETS REPRESENTED BY:
Paid-in capital ....................................   $  6,437,464    $ 16,800,875    $ 22,322,167    $ 14,203,974    $ 10,051,723
Net unrealized appreciation on investments .........         22,805          65,547         113,435          99,387         110,663
Undistributed net investment income ................         46,228          88,585          78,848          41,086          20,942
Accumulated net realized loss on investments .......           (735)         (4,247)         (6,887)             (9)         (3,356)
                                                       ------------    ------------    ------------    ------------    ------------
NET ASSETS .........................................   $  6,505,762    $ 16,950,760    $ 22,507,563    $ 14,344,438    $ 10,179,972
                                                       ============    ============    ============    ============    ============
CAPITAL SHARES:
Net Assets .........................................   $  6,505,762    $ 16,950,760    $ 22,507,563    $ 14,344,438    $ 10,179,972
Shares Outstanding .................................        643,571       1,687,211       2,246,389       1,433,375       1,018,806
Net Asset Value, offering and redemption
 price per share (net assets divided by
 shares outstanding) ...............................   $      10.11    $      10.05    $      10.02    $      10.01    $       9.99
Cost of investments ................................   $  6,466,111    $ 16,856,413    $ 22,367,240    $ 14,229,981    $ 10,060,318

----------
 * Investment in other Vantagepoint Funds (Note 1)

24                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Assets & Liabilities
                            June 30, 2005 (Unaudited)

                                                                         Milestone Funds
                                                            -------------------------------------------
                                                             Milestone       Milestone       Milestone
                                                                2030            2035           2040
                                                            -----------     -----------     -----------
ASSETS:
Securities of affiliated Mutual Funds,
 at market value* ......................................    $ 4,557,932     $ 2,140,553     $ 1,236,304
Receivable for:
 Dividends .............................................          2,729             858             463
 Fund shares sold ......................................         44,817           1,702          88,069
 Due from investment adviser ...........................         15,017          15,359          15,644
                                                            -----------     -----------     -----------
  Total Assets .........................................      4,620,495       2,158,472       1,340,480
                                                            -----------     -----------     -----------
LIABILITIES:
Payable for:
 Investments purchased .................................         43,591          12,309          86,842
 Fund shares redeemed ..................................             --          12,784              --
Accrued Expenses:
 Administrative services fees ..........................          2,438           2,438           2,438
 Advisory fees .........................................            334             161              92
 Other accrued expense .................................         11,497          11,600          11,726
                                                            -----------     -----------     -----------
  Total Liabilities ....................................         57,860          39,292         101,098
                                                            -----------     -----------     -----------
NET ASSETS .............................................    $ 4,562,635     $ 2,119,180     $ 1,239,382
                                                            ===========     ===========     ===========
NET ASSETS REPRESENTED BY:
Paid-in capital ........................................    $ 4,521,009     $ 2,110,455     $ 1,228,528
Net unrealized appreciation on investments .............         44,726           8,754          13,328
Undistributed net investment income ....................          7,026           2,222           1,386
Accumulated net realized loss on investments ...........        (10,126)         (2,251)         (3,860)
                                                            -----------     -----------     -----------
NET ASSETS .............................................    $ 4,562,635     $ 2,119,180     $ 1,239,382
                                                            ===========     ===========     ===========
CAPITAL SHARES:
Net Assets .............................................    $ 4,562,635     $ 2,119,180     $ 1,239,382
Shares Outstanding .....................................        457,567         212,862         124,477
Net Asset Value, offering and redemption price per share
 (net assets divided by shares outstanding) ............    $      9.97     $      9.96     $      9.96
Cost of investments ....................................    $ 4,513,206     $ 2,131,799     $ 1,222,977

----------
 * Investment in other Vantagepoint Funds (Note 1)

                       See Notes to Financial Statements.                     25

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2005 to June 30, 2005 (Unaudited)

                                                       Money         Short-Term      US Government        Asset           Equity
                                                       Market           Bond          Securities       Allocation         Income
                                                    ------------    ------------     ------------     ------------     ------------
INVESTMENT INCOME:
Dividends ......................................    $  1,650,545    $         --     $         --     $  5,539,585     $ 12,029,757
Interest+ ......................................              --       8,793,117        2,658,614        3,150,117        3,542,648
Foreign taxes withheld on dividends ............              --              --               --               --         (163,501)
                                                    ------------    ------------     ------------     ------------     ------------
Total investment income ........................       1,650,545       8,793,117        2,658,614        8,689,702       15,408,904
                                                    ------------    ------------     ------------     ------------     ------------
EXPENSES:
Directors ......................................             634           2,624              826            3,987            5,826
Subadviser .....................................              --         328,146           46,490          874,042        2,174,318
Custodian ......................................          10,312          45,666           21,141           68,889           93,406
Advisory .......................................          61,301         250,926           78,441          380,131          562,878
Fund services ..................................          91,952         376,389          117,661          570,197          844,318
Investor services ..............................         122,602         501,852          156,882          760,262        1,125,757
Administration .................................          10,723          52,710           16,351           79,238          114,741
Other expenses .................................          21,107          63,475           21,548          106,466          150,453
                                                    ------------    ------------     ------------     ------------     ------------
Total expenses .................................         318,631       1,621,788          459,340        2,843,212        5,071,697
                                                    ------------    ------------     ------------     ------------     ------------
NET INVESTMENT INCOME ..........................       1,331,914       7,171,329        2,199,274        5,846,490       10,337,207
                                                    ------------    ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ...................................              --      (1,993,584)        (809,355)       9,440,134       32,320,095
Net realized loss on futures contracts
 and foreign currency transactions .............              --         (78,732)              --       (2,552,982)              --
Net change in unrealized appreciation
 (depreciation) on investments .................              --      (1,304,792)         610,555      (15,559,086)     (18,945,772)
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 foreign currency transactions .................              --          77,773               --       (3,198,033)              --
                                                    ------------    ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS .................              --      (3,299,335)        (198,800)     (11,869,967)      13,374,323
                                                    ------------    ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .....................    $  1,331,914    $  3,871,994     $  2,000,474     $ (6,023,477)    $ 23,711,530
                                                    ============    ============     ============     ============     ============
----------
 + Interest income includes net securities
   lending income of (Note 6):                      $         --    $      2,072     $     36,838     $     42,894     $  1,182,215

26                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2005 to June 30, 2005 (Unaudited)

                                                                    Growth &                         Aggressive
                                                                    Income           Growth         Opportunities     International
                                                                -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends ..................................................    $   7,418,606     $  14,228,340     $   7,449,536     $  10,121,167
Interest+ ..................................................          384,020         1,280,838         2,395,197           487,414
Foreign taxes withheld on dividends ........................          (62,208)         (148,144)           (9,671)       (1,084,996)
                                                                -------------     -------------     -------------     -------------
Total investment income ....................................        7,740,418        15,361,034         9,835,062         9,523,585
                                                                -------------     -------------     -------------     -------------
EXPENSES:
Directors ..................................................            4,697            14,570             5,833             3,126
Subadviser .................................................        1,364,028         6,080,877         3,755,456         1,679,941
Custodian ..................................................           93,337           276,262           342,293           362,972
Advisory ...................................................          450,943         1,387,045           558,866           299,129
Fund services ..............................................          676,415         2,080,568           838,299           448,694
Investor services ..........................................          901,887         2,774,091         1,117,732           598,258
Administration .............................................           93,999           290,507           115,454            62,353
Other expenses .............................................          132,629           329,356           151,376            96,397
                                                                -------------     -------------     -------------     -------------
Total expenses before reductions and
 reimbursements ............................................        3,717,935        13,233,276         6,885,309         3,550,870
Less reimbursements (Note 3) ...............................               --           (54,663)               --                --
                                                                -------------     -------------     -------------     -------------
Total expenses net of reductions and
 reimbursements ............................................        3,717,935        13,178,613         6,885,309         3,550,870
                                                                -------------     -------------     -------------     -------------
NET INVESTMENT INCOME ......................................        4,022,483         2,182,421         2,949,753         5,972,715
                                                                -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 (Note 2):
Net realized gain on sale of investments ...................       13,968,956        99,737,631        52,461,311        19,525,812
Net realized gain (loss) on futures contracts and
 foreign currency transactions .............................           (3,908)          (73,570)        3,151,441           275,158
Net change in unrealized appreciation (depreciation)
 on investments ............................................      (23,840,188)     (234,861,879)      (43,114,460)      (38,647,521)
Net change in unrealized appreciation (depreciation)
 on futures contracts and foreign currency
 transactions ..............................................             --              (1,415)       20,899,641           380,235
                                                                -------------     -------------     -------------     -------------
NET GAIN (LOSS) ON INVESTMENTS .............................       (9,875,140)     (135,199,233)       33,397,933       (18,466,316)
                                                                -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .................................    $  (5,852,657)    $(133,016,812)    $  36,347,686     $ (12,493,601)
                                                                =============     =============     =============     =============
----------
 + Interest income includes net securities lending
   income of (Note 6):                                          $      66,044     $     426,743     $   1,973,229     $     262,818

                       See Notes to Financial Statements.                     27

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2005 to June 30, 2005 (Unaudited)

                                                                                        Broad           Mid/Small         Overseas
                                                     Core Bond        500 Stock         Market           Company           Equity
                                                       Index            Index           Index             Index            Index
                                                   ------------     ------------     ------------     ------------     ------------
INVESTMENT INCOME:
Dividends .....................................    $         --     $  3,096,930     $  4,982,735     $    947,299     $  1,533,944
Interest+ .....................................      20,918,609           85,180          136,466           82,870           48,052
Foreign taxes withheld on dividends ...........              --               --               (5)             (23)        (161,126)
                                                   ------------     ------------     ------------     ------------     ------------
Total investment income .......................      20,918,609        3,182,110        5,119,196        1,030,146        1,420,870
                                                   ------------     ------------     ------------     ------------     ------------
EXPENSES:
Directors .....................................           4,910            1,811            3,030              723              393
Subadviser ....................................         107,174           35,858           64,377           36,149           32,435
Custodian .....................................         133,166           41,406           78,031           45,582          219,535
Advisory ......................................         235,443           86,467          144,973           34,585           18,764
Fund services Class I .........................         579,870           81,636          158,053           41,408           20,821
Fund services Class II ........................          42,153           59,255           92,289           20,782           11,824
Investor services Class I .....................         579,870           81,636          158,053           41,408           20,821
Investor services Class II ....................          42,153           59,255           92,289           20,782           11,824
Administration ................................          95,339           36,048           60,439           14,419            7,823
Other expenses ................................         170,114           69,099           83,583           28,005           21,781
                                                   ------------     ------------     ------------     ------------     ------------
Total expenses ................................       1,990,192          552,471          935,117          283,843          366,021
                                                   ------------     ------------     ------------     ------------     ------------
NET INVESTMENT INCOME .........................      18,928,417        2,629,639        4,184,079          746,303        1,054,849
                                                   ------------     ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale of
 investments ..................................        (721,729)       7,936,605        2,321,240        2,204,575        1,374,030
Net realized gain (loss) on futures contracts
 and foreign currency transactions ............            --             68,456           81,382          (58,127)        (124,267)
Net change in unrealized appreciation
 (depreciation) of investments ................       3,820,845      (13,928,353)      (6,733,526)        (245,133)      (3,619,762)
Net change in unrealized appreciation
 (depreciation) on futures contracts and
 foreign currency transactions ................            --           (117,222)        (206,055)        (112,030)         (75,850)
                                                   ------------     ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS ................       3,099,116       (6,040,514)      (4,536,959)       1,789,285       (2,445,849)
                                                   ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ....................    $ 22,027,533     $ (3,410,875)    $   (352,880)    $  2,535,588     $ (1,391,000)
                                                   ============     ============     ============     ============     ============
----------
 + Interest income includes net securities
  lending income of (Note 6):                      $     85,389     $     17,353     $     70,649     $     57,610     $     23,858

28                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2005 to June 30, 2005 (Unaudited)

                                                                                 Model Portfolio Funds
                                                    -------------------------------------------------------------------------------
                                                      Savings        Conservative      Traditional      Long-Term       All-Equity
                                                     Oriented           Growth          Growth           Growth           Growth
                                                    -----------      -----------      -----------      -----------      -----------
INVESTMENT INCOME OF AFFILIATED
 MUTUAL FUNDS:
Dividends* ....................................     $ 3,523,698      $ 5,376,509      $ 7,531,226      $ 4,807,389      $        --
                                                    -----------      -----------      -----------      -----------      -----------
Total investment income .......................       3,523,698        5,376,509        7,531,226        4,807,389               --
                                                    -----------      -----------      -----------      -----------      -----------
EXPENSES:
Legal .........................................          15,791           28,771           60,313           62,191           13,287
Directors .....................................           1,377            2,507            5,254            5,420            1,157
Custodian .....................................          13,139           14,970           17,162           17,434           12,812
Advisory ......................................         131,766          239,645          503,678          520,384          112,223
Registration ..................................           5,310           11,381           22,528           21,581            9,224
Administration ................................          20,424           37,145           78,070           80,660           17,395
Other expenses ................................          23,311           37,534           71,291           73,271           20,662
                                                    -----------      -----------      -----------      -----------      -----------
Total expenses ................................         211,118          371,953          758,296          780,941          186,760
                                                    -----------      -----------      -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS) ..................       3,312,580        5,004,556        6,772,930        4,026,448         (186,760)
                                                    -----------      -----------      -----------      -----------      -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (Note 2):
Net realized gain (loss) on sale
 of investments ...............................       1,925,611        1,285,456         (334,648)      (1,808,826)          97,177
Net change in unrealized appreciation
 (depreciation) of investments ................      (2,243,622)      (2,890,987)      (4,557,089)      (2,526,459)      (1,486,006)
                                                    -----------      -----------      -----------      -----------      -----------
NET LOSS ON INVESTMENTS .......................        (318,011)      (1,605,531)      (4,891,737)      (4,335,285)      (1,388,829)
                                                    -----------      -----------      -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ....................     $ 2,994,569      $ 3,399,025      $ 1,881,193      $  (308,837)     $(1,575,589)
                                                    ===========      ===========      ===========      ===========      ===========

----------
 * Received from other Vantagepoint Funds (Note 1)

                       See Notes to Financial Statements.                     29

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2005 to June 30, 2005 (Unaudited)

                                                                                      Milestone Funds
                                                          -------------------------------------------------------------------------
                                                          Milestone
                                                          Retirement      Milestone       Milestone       Milestone       Milestone
                                                           Income           2010            2015            2020            2025
                                                          ---------       ---------       ---------       ---------       ---------
INVESTMENT INCOME OF AFFILIATED MUTUAL FUNDS:
Dividends* .........................................      $  48,539       $  94,725       $  86,338       $  45,938       $  24,294
                                                          ---------       ---------       ---------       ---------       ---------
Total investment income ............................         48,539          94,725          86,338          45,938          24,294
                                                          ---------       ---------       ---------       ---------       ---------
EXPENSES:
Audit ..............................................          7,753           7,758           7,757           7,754           7,754
Directors ..........................................             14              34              41              28              21
Custodian ..........................................         11,175          11,177          11,176          11,176          11,176
Advisory ...........................................          1,543           4,089           4,996           3,228           2,236
Printing ...........................................            680           1,703           1,993           1,359             757
Registration .......................................             11              27              32              22              16
Administration .....................................          7,357           7,357           7,357           7,357           7,357
Other expenses .....................................            678           1,716           2,021           1,340             941
                                                          ---------       ---------       ---------       ---------       ---------
Total expenses before reductions
 and reimbursements ................................         29,211          33,861          35,373          32,264          30,258
Less reimbursements (Note 3) .......................        (26,900)        (27,721)        (27,883)        (27,412)        (26,906)
                                                          ---------       ---------       ---------       ---------       ---------
Total expenses net of reductions
 and reimbursements ................................          2,311           6,140           7,490           4,852           3,352
                                                          ---------       ---------       ---------       ---------       ---------
NET INVESTMENT INCOME ..............................         46,228          88,585          78,848          41,086          20,942
                                                          ---------       ---------       ---------       ---------       ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) (Note 2):
Net realized loss on sale of investments ...........           (735)         (4,247)         (6,887)             (9)         (3,356)
Net change in unrealized appreciation
 (depreciation) of investments .....................         22,805          65,547         113,435          99,387         110,663
                                                          ---------       ---------       ---------       ---------       ---------
NET GAIN ON INVESTMENTS ............................         22,070          61,300         106,548          99,378         107,307
                                                          ---------       ---------       ---------       ---------       ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS .........................      $  68,298       $ 149,885       $ 185,396       $ 140,464       $ 128,249
                                                          =========       =========       =========       =========       =========

----------
* Received from other Vantagepoint Funds (Note 1)

30                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                            Statements of Operations
        For the Period from January 1, 2005 to June 30, 2005 (Unaudited)

                                                                     Milestone Funds
                                                           ----------------------------------
                                                           Milestone    Milestone   Milestone
                                                             2030         2035         2040
                                                           --------     --------     --------
INVESTMENT INCOME OF AFFILIATED MUTUAL FUNDS:
Dividends* ............................................    $  8,555     $  3,123     $  1,955
                                                           --------     --------     --------
Total investment income ...............................       8,555        3,123        1,955
                                                           --------     --------     --------
EXPENSES:
Audit .................................................       7,751        7,751        7,751
Directors .............................................           7            7            7
Custodian .............................................      11,175       11,175       11,176
Advisory ..............................................       1,023          597          378
Registration ..........................................           5            5            5
Administration ........................................       7,357        7,357        7,357
Other expenses ........................................         820          605          436
                                                           --------     --------     --------
Total expenses before reductions and reimbursements ...      28,138       27,497       27,110
Less reimbursements (Note 3) ..........................     (26,609)     (26,596)     (26,541)
                                                           --------     --------     --------
Total expenses net of reductions and reimbursements ...       1,529          901          569
                                                           --------     --------     --------
NET INVESTMENT INCOME .................................       7,026        2,222        1,386
                                                           --------     --------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized loss on sale of investments ..............     (10,126)      (2,251)      (3,860)
Net change in unrealized appreciation (depreciation) of
 investments ..........................................      44,726        8,754       13,328
                                                           --------     --------     --------
NET GAIN ON INVESTMENTS ...............................      34,600        6,503        9,468
                                                           --------     --------     --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................    $ 41,626     $  8,725     $ 10,854
                                                           ========     ========     ========

----------
* Received from other Vantagepoint Funds (Note 1)

                       See Notes to Financial Statements.                     31

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                        Money Market                       Short-Term Bond
                                                             --------------------------------      --------------------------------
                                                             For the Period                       For the Period
                                                             from January 1,       For the        from January 1,        For the
                                                             2005 to June 30,     Year Ended      2005 to June 30,     Year Ended
                                                                 2005            December 31,          2005            December 31,
                                                              (Unaudited)            2004          (Unaudited)            2004
                                                             -------------      -------------      -------------      -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................     $   1,331,914      $     892,178      $   7,171,329      $  12,858,317
 Net realized gain (loss) on sale of investments .......                --                 --         (2,072,316)         4,173,181
 Net change in unrealized appreciation
  (depreciation) of investments ........................                --                 --         (1,227,019)         7,872,888
                                                             -------------      -------------      -------------      -------------
 Net increase in net assets resulting from
  operations ...........................................         1,331,914            892,178          3,871,994         24,904,386
                                                             -------------      -------------      -------------      -------------
Distributions to shareholders from:
 Net investment income .................................        (1,331,914)          (892,178)        (7,233,713)       (13,695,265)
 Net realized gain on investments ......................                --                 --                 --         (2,997,378)
 Return of capital .....................................                --                 --                 --         (9,370,727)
                                                             -------------      -------------      -------------      -------------
  Total distributions ..................................        (1,331,914)          (892,178)        (7,233,713)       (26,063,370)
                                                             -------------      -------------      -------------      -------------
Capital share transactions:
 Proceeds from sale of shares ..........................        38,369,528         67,693,871         35,668,680        147,809,055
 Reinvestment of distributions .........................         1,337,436            886,656          7,233,713         26,063,370
 Value of shares redeemed ..............................       (25,258,861)       (57,893,381)       (25,204,912)      (293,273,355)
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) from capital
   share transactions ..................................        14,448,103         10,687,146         17,697,481       (119,400,930)
                                                             -------------      -------------      -------------      -------------
 Total increase (decrease) in net assets ...............        14,448,103         10,687,146         14,335,762       (120,559,914)
                                                             -------------      -------------      -------------      -------------
NET ASSETS at beginning of period ......................       116,448,679        105,761,533        499,403,649        619,963,563
                                                             -------------      -------------      -------------      -------------
NET ASSETS at end of period ............................     $ 130,896,782      $ 116,448,679      $ 513,739,411      $ 499,403,649
                                                             =============      =============      =============      =============
 Undistributed net investment loss included in
  net assets at end of period ..........................     $          --      $          --      $     (62,384)     $          --
                                                             =============      =============      =============      =============
SHARE TRANSACTIONS:
 Number of shares sold .................................        38,369,528         67,693,871            359,146          1,478,246
 Number of shares issued through reinvestment
  of dividends and distributions .......................         1,337,436            886,656             72,987            260,679
 Number of shares redeemed .............................       (25,258,861)       (57,893,381)          (254,209)        (2,932,769)
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in shares
   outstanding .........................................        14,448,103         10,687,146            177,924         (1,193,844)
                                                             =============      =============      =============      =============

32                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                US Government Securities                   Asset Allocation
                                                             --------------------------------      --------------------------------
                                                             For the Period                        For the Period
                                                             from January 1,       For the         from January 1,       For the
                                                             2005 to June 30,    Year Ended        2005 to June 30,     Year Ended
                                                                 2005            December 31,           2005           December 31,
                                                              (Unaudited)           2004            (Unaudited)            2004
                                                             -------------      -------------      -------------      -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................     $   2,199,274      $   4,140,667      $   5,846,490      $  12,363,132
 Net realized gain (loss) on sale of investments .......          (809,355)         1,650,778          6,887,152         44,318,197
 Net change in unrealized appreciation
  (depreciation) of investments ........................           610,555         (2,796,396)       (18,757,119)        20,733,522
                                                             -------------      -------------      -------------      -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................         2,000,474          2,995,049         (6,023,477)        77,414,851
                                                             -------------      -------------      -------------      -------------
Distributions to shareholders from:
 Net investment income .................................        (2,210,937)        (4,208,409)                --        (12,114,505)
 Net realized gain on investments ......................              --           (1,961,049)                --         (2,476,414)
                                                             -------------      -------------      -------------      -------------
  Total distributions ..................................        (2,210,937)        (6,169,458)                --        (14,590,919)
                                                             -------------      -------------      -------------      -------------
Capital share transactions:
 Proceeds from sale of shares ..........................        12,090,373         27,362,135         35,185,224         70,983,496
 Reinvestment of distributions .........................         2,210,937          6,169,328                 --         14,590,919
 Value of shares redeemed ..............................       (20,562,998)       (55,735,709)       (71,628,460)      (137,304,716)
                                                             -------------      -------------      -------------      -------------
  Net decrease from capital share transactions .........        (6,261,688)       (22,204,246)       (36,443,236)       (51,730,301)
                                                             -------------      -------------      -------------      -------------
 Total increase (decrease) in net assets ...............        (6,472,151)       (25,378,655)       (42,466,713)        11,093,631
                                                             -------------      -------------      -------------      -------------
NET ASSETS at beginning of period ......................       163,167,476        188,546,131        795,534,091        784,440,460
                                                             -------------      -------------      -------------      -------------
NET ASSETS at end of period ............................     $ 156,695,325      $ 163,167,476      $ 753,067,378      $ 795,534,091
                                                             =============      =============      =============      =============
 Undistributed net investment income included in
  net assets at end of period ..........................     $      63,089      $      74,752      $   6,903,579      $   1,057,089
                                                             =============      =============      =============      =============
SHARE TRANSACTIONS:
 Number of shares sold .................................         1,178,420          2,601,985          4,892,723         10,241,095
 Number of shares issued through reinvestment
  of dividends and distributions .......................           215,376            591,542                 --          1,996,022
 Number of shares redeemed .............................        (2,002,427)        (5,287,610)        (9,955,055)       (19,786,946)
                                                             -------------      -------------      -------------      -------------
  Net decrease in shares outstanding ...................          (608,631)        (2,094,083)        (5,062,332)        (7,549,829)
                                                             =============      =============      =============      =============

See Notes to Financial Statements.
                                                                             33

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets



                                                                     Equity Income                      Growth & Income
                                                         ------------------------------------- ----------------------------------
                                                           For the Period                        For the Period
                                                           from January 1,        For the        from January 1,      For the
                                                          2005 to June 30,      Year Ended      2005 to June 30,     Year Ended
                                                                2005           December 31,           2005          December 31,
                                                             (Unaudited)           2004            (Unaudited)          2004
                                                         ------------------ ------------------ ------------------ ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................   $   10,337,207     $   10,964,370     $   4,022,483     $   7,976,743
 Net realized gain on sale of investments ..............       32,320,095         25,457,689        13,965,048        19,147,790
 Net change in unrealized appreciation
  (depreciation) of investments ........................      (18,945,772)       100,047,611       (23,840,188)       46,277,058
                                                           --------------     --------------     -------------     -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................       23,711,530        136,469,670        (5,852,657)       73,401,591
                                                           --------------     --------------     -------------     -------------
Distributions to shareholders from:
 Net investment income .................................               --        (11,313,087)               --        (8,053,044)
                                                           --------------     --------------     -------------     -------------
  Total distributions ..................................               --        (11,313,087)               --        (8,053,044)
                                                           --------------     --------------     -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ..........................      136,230,837        225,527,945        73,909,829       160,398,883
 Reinvestment of distributions .........................               --         11,312,360                --         8,053,044
 Value of shares redeemed ..............................      (45,578,660)       (97,883,783)      (51,159,688)      (86,446,179)
                                                           --------------     --------------     -------------     -------------
  Net increase from capital share transactions .........       90,652,177        138,956,522        22,750,141        82,005,748
                                                           --------------     --------------     -------------     -------------
 Total increase in net assets ..........................      114,363,707        264,113,105        16,897,484       147,354,295
                                                           --------------     --------------     -------------     -------------
NET ASSETS at beginning of period ......................    1,088,206,502        824,093,397       912,469,547       765,115,252
                                                           --------------     --------------     -------------     -------------
NET ASSETS at end of period ............................   $1,202,570,209     $1,088,206,502     $ 929,367,031     $ 912,469,547
                                                           ==============     ==============     =============     =============
 Undistributed net investment income included in
  net assets at end of period ..........................   $   10,525,705     $      188,498     $   4,486,331     $     463,848
                                                           ==============     ==============     =============     =============
SHARE TRANSACTIONS:
 Number of shares sold .................................       15,248,446         27,621,915         7,452,828        16,854,283
 Number of shares issued through reinvestment
  of dividends and distributions .......................               --          1,271,052                --           798,121
 Number of shares redeemed .............................       (5,095,179)       (11,953,977)       (5,159,925)       (9,038,442)
                                                           --------------     --------------     -------------     -------------
  Net increase in shares outstanding ...................       10,153,267         16,938,990         2,292,903         8,613,962
                                                           ==============     ==============     =============     =============

34                         See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                       Growth                         Aggressive Opportunities
                                                        -----------------------------------     -----------------------------------
                                                        For the Period                          For the Period
                                                        from January 1,         For the         from January 1,        For the
                                                        2005 to June 30,      Year Ended        2005 to June 30,      Year Ended
                                                              2005            December 31,           2005             December 31,
                                                          (Unaudited)            2004             (Unaudited)            2004
                                                        ---------------     ---------------     ---------------     ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income (loss) ......................    $     2,182,421     $     8,193,174     $     2,949,753     $    (2,605,267)
 Net realized gain on sale of investments ..........         99,664,061          86,948,876          55,612,752         103,817,052
 Net change in unrealized appreciation
  (depreciation) of investments ....................       (234,863,294)          1,221,401         (22,214,819)         57,414,323
                                                        ---------------     ---------------     ---------------     ---------------
 Net increase (decrease) in net assets resulting
  from operations ..................................       (133,016,812)         96,363,451          36,347,686         158,626,108
                                                        ---------------     ---------------     ---------------     ---------------
Distributions to shareholders from:
 Net investment income .............................                 --          (8,572,095)                 --                  --
                                                        ---------------     ---------------     ---------------     ---------------
  Total distributions ..............................                 --          (8,572,095)                 --                  --
                                                        ---------------     ---------------     ---------------     ---------------
Capital share transactions:
 Proceeds from sale of shares ......................        136,750,875         533,717,568          59,898,110         242,579,461
 Reinvestment of distributions .....................                 --           8,572,095                  --                  --
 Value of shares redeemed ..........................       (276,263,752)       (527,252,433)        (91,372,050)       (189,934,356)
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) from capital share
   transactions ....................................       (139,512,877)         15,037,230         (31,473,940)         52,645,105
                                                        ---------------     ---------------     ---------------     ---------------
 Total increase (decrease) in net assets ...........       (272,529,689)        102,828,586           4,873,746         211,271,213
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS at beginning of period ..................      2,998,469,353       2,895,640,767       1,150,062,406         938,791,193
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS at end of period ........................    $ 2,725,939,664     $ 2,998,469,353     $ 1,154,936,152     $ 1,150,062,406
                                                        ===============     ===============     ===============     ===============
 Undistributed net investment income included
  in net assets at end of period ...................    $     2,246,034     $        63,613     $    12,792,612     $     9,842,859
                                                        ===============     ===============     ===============     ===============
SHARE TRANSACTIONS:
 Number of shares sold .............................         17,186,681          66,090,849           5,773,581          25,454,212
 Number of shares issued through reinvestment
  of dividends and distributions ...................                 --           1,035,277                  --                  --
 Number of shares redeemed .........................        (34,777,958)        (65,379,183)         (8,792,940)        (19,694,589)
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in shares outstanding ....        (17,591,277)          1,746,943          (3,019,359)          5,759,623
                                                        ===============     ===============     ===============     ===============


                       See Notes to Financial Statements.                    35

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                        International
                                                                                -------------------------------
                                                                               For the Period
                                                                               from January 1,      For the
                                                                               2005 to June 30,    Year Ended
                                                                                    2005           December 31,
                                                                                 (Unaudited)          2004
                                                                                -------------     -------------
Increase (decrease) in net assets resulting from operations:
 Net investment income .....................................................    $   5,972,715     $   4,409,075
 Net realized gain on sale of investments ..................................       19,800,970        27,188,043
 Net change in unrealized appreciation (depreciation) of investments .......      (38,267,286)       47,653,513
                                                                                -------------     -------------
 Net increase (decrease) in net assets resulting from operations ...........      (12,493,601)       79,250,631
                                                                                -------------     -------------
Distributions to shareholders from:
 Net investment income .....................................................               --        (7,434,341)
                                                                                -------------     -------------
  Total distributions ......................................................               --        (7,434,341)
                                                                                -------------     -------------
Capital share transactions:
 Proceeds from sale of shares ..............................................       49,471,818       125,800,143
 Reinvestment of distributions .............................................             --           7,434,341
 Value of shares redeemed ..................................................      (33,146,412)      (71,736,948)
                                                                                -------------     -------------
  Net increase from capital share transactions .............................       16,325,406        61,497,536
                                                                                -------------     -------------
 Total increase in net assets ..............................................        3,831,805       133,313,826
                                                                                -------------     -------------
NET ASSETS at beginning of period ..........................................      604,809,276       471,495,450
                                                                                -------------     -------------
NET ASSETS at end of period ................................................    $ 608,641,081     $ 604,809,276
                                                                                =============     =============
 Undistributed net investment income (loss) included in net assets at
  end of period ............................................................    $   3,024,194     $  (2,948,521)
                                                                                =============     =============
SHARE TRANSACTIONS:
 Number of shares sold .....................................................        4,991,302        13,830,719
 Number of shares issued through reinvestment of dividends and distributions               --           747,922
 Number of shares redeemed .................................................       (3,331,371)       (7,801,496)
                                                                                -------------     -------------
  Net increase in shares outstanding .......................................        1,659,931         6,777,145
                                                                                =============     =============

36                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                       Core Bond Index                    500 Stock Index
                                                             --------------------------------      --------------------------------
                                                             For the Period                       For the Period
                                                             from January 1,      For the         from January 1,        For the
                                                             2005 to June 30,    Year Ended       2005 to June 30,      Year Ended
                                                                 2005            December 31,           2005           December 31,
                                                              (Unaudited)           2004            (Unaudited)           2004
                                                             -------------      -------------      -------------      -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................     $  18,928,417      $  26,258,892      $   2,629,639      $   5,692,155
 Net realized gain (loss) on sale of investments .......          (721,729)         4,671,794          8,005,061         12,193,476
 Net change in unrealized appreciation
  of investments .......................................         3,820,845         (4,642,835)       (14,045,575)        16,391,126
                                                             -------------      -------------      -------------      -------------
 Net increase in net assets resulting
  from operations ......................................        22,027,533         26,287,851         (3,410,875)        34,276,757
                                                             -------------      -------------      -------------      -------------
Distributions to shareholders from:
 Net investment income--Class I ........................       (17,821,662)       (23,468,707)                --         (1,565,275)
 Net investment income--Class II .......................        (4,025,537)        (6,981,820)                --         (4,112,161)
 Net realized gain on investments--Class I .............                --         (2,831,243)                --                 --
 Net realized gain on investments--Class II ............                --           (622,926)                --                 --
                                                             -------------      -------------      -------------      -------------
  Total distributions ..................................       (21,847,199)       (33,904,696)                --         (5,677,436)
                                                             -------------      -------------      -------------      -------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................        56,523,764        353,975,429          7,092,019         25,033,535
 Proceeds from sale of shares--Class II ................        14,614,521         53,782,173         25,172,858         80,865,572
 Reinvestment of distributions--Class I ................        17,821,663         26,299,950               --            1,565,275
 Reinvestment of distributions--Class II ...............         4,025,537          7,604,746               --            4,112,161
 Value of shares redeemed--Class I .....................       (35,606,809)       (62,336,340)       (13,665,423)       (51,678,020)
 Value of shares redeemed--Class II ....................       (12,833,270)       (30,419,241)       (23,979,798)       (47,341,881)
                                                             -------------      -------------      -------------      -------------
  Net increase from capital share transactions .........        44,545,406        348,906,717         (5,380,344)        12,556,642
                                                             -------------      -------------      -------------      -------------
 Total increase in net assets ..........................        44,725,740        341,289,872         (8,791,219)        41,155,963
                                                             -------------      -------------      -------------      -------------
NET ASSETS at beginning of period ......................       932,683,880        591,394,008        357,720,683        316,564,720
                                                             -------------      -------------      -------------      -------------
NET ASSETS at end of period ............................     $ 977,409,620      $ 932,683,880      $ 348,929,464      $ 357,720,683
                                                             =============      =============      =============      =============
 Undistributed net investment income (loss)
  included in net assets at end of period ..............     $  (2,680,598)     $     238,184      $   2,644,733      $      15,094
                                                             =============      =============      =============      =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................         5,581,000         34,647,630            753,008          2,789,480
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............         1,762,783          2,580,522                 --            163,732
 Number of shares redeemed--Class I ....................        (3,530,199)        (6,078,345)        (1,455,738)        (5,751,752)
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in shares
   outstanding--Class I ................................         3,813,584         31,149,807           (702,730)        (2,798,540)
                                                             =============      =============      =============      =============
 Number of shares sold--Class II .......................         1,442,299          5,223,469          2,829,421          9,448,258
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............           396,510            743,028                 --            452,881
 Number of shares redeemed--Class II ...................        (1,262,653)        (2,957,308)        (2,692,675)        (5,498,720)
                                                             -------------      -------------      -------------      -------------
  Net increase in shares outstanding--Class II .........           576,156          3,009,189            136,746          4,402,419
                                                             =============      =============      =============      =============

                       See Notes to Financial Statements.                     37

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                     Broad Market Index                 Mid/Small Company Index
                                                             --------------------------------      --------------------------------
                                                            For the Period                       For the Period
                                                            from January 1,      For the         from January 1,        For the
                                                            2005 to June 30,   Year Ended        2005 to June 30,      Year Ended
                                                                  2005         December 31,            2005           December 31,
                                                              (Unaudited)          2004             (Unaudited)           2004
                                                             -------------      -------------      -------------      -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................     $   4,184,079      $   8,782,010      $     746,303      $   1,349,305
 Net realized gain on sale of investments ..............         2,402,622         10,244,861          2,146,448         21,816,036
 Net change in unrealized appreciation
  (depreciation) of investments ........................        (6,939,581)        46,161,624           (357,163)        (2,664,044)
                                                             -------------      -------------      -------------      -------------
 Net increase (decrease) in net assets resulting
  from operations ......................................          (352,880)        65,188,495          2,535,588         20,501,297
                                                             -------------      -------------      -------------      -------------
Distributions to shareholders from:
 Net investment income--Class I ........................                --         (2,700,957)                --           (386,820)
 Net investment income--Class II .......................                --         (5,816,259)                --           (845,754)
                                                             -------------      -------------      -------------      -------------
  Total distributions ..................................                --         (8,517,216)                --         (1,232,574)
                                                             -------------      -------------      -------------      -------------
Capital share transactions:
 Proceeds from sale of shares--Class I .................         5,128,596         23,080,081         11,574,773         25,606,605
 Proceeds from sale of shares--Class II ................        29,193,254        103,837,138         11,847,598         44,174,621
 Reinvestment of distributions--Class I ................                --          2,699,233                 --            386,820
 Reinvestment of distributions--Class II ...............                --          5,816,259                 --            845,754
 Value of shares redeemed--Class I .....................       (21,739,442)       (91,467,641)        (9,999,232)       (34,816,487)
 Value of shares redeemed--Class II ....................       (23,195,264)       (41,262,010)       (12,750,282)       (22,356,153)
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) from capital
   share transactions ..................................       (10,612,856)         2,703,060            672,857         13,841,160
                                                             -------------      -------------      -------------      -------------
 Total increase (decrease) in net assets ...............       (10,965,736)        59,374,339          3,208,445         33,109,883
                                                             -------------      -------------      -------------      -------------
NET ASSETS at beginning of period ......................       599,035,194        539,660,855        142,896,939        109,787,056
                                                             -------------      -------------      -------------      -------------
NET ASSETS at end of period ............................     $ 588,069,458      $ 599,035,194      $ 146,105,384      $ 142,896,939
                                                             =============      =============      =============      =============
 Undistributed net investment income included in
  net assets at end of period ..........................     $   9,563,442      $   5,379,363      $   1,212,965      $     466,662
                                                             =============      =============      =============      =============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ........................           527,568          2,518,584            861,988          2,066,217
 Number of shares issued through reinvestment
  of dividends and distributions--Class I ..............                --            273,478                 --             28,256
 Number of shares redeemed--Class I ....................        (2,245,416)        (9,968,833)          (748,661)        (2,847,419)
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in shares
   outstanding--Class I ................................        (1,717,848)        (7,176,771)           113,327           (752,946)
                                                             =============      =============      =============      =============
 Number of shares sold--Class II .......................         3,185,781         11,913,586            924,735          3,728,681
 Number of shares issued through reinvestment
  of dividends and distributions--Class II .............                --            622,726                 --             64,463
 Number of shares redeemed--Class II ...................        (2,536,788)        (4,694,922)          (998,168)        (1,908,889)
                                                             -------------      -------------      -------------      -------------
  Net increase (decrease) in shares
   outstanding--Class II ...............................           648,993          7,841,390            (73,433)         1,884,255
                                                             =============      =============      =============      =============

38                     See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                      Statements of Changes in Net Assets

                                                                                     Overseas Index Fund
                                                                                -----------------------------
                                                                               For the Period
                                                                               from January 1,     For the
                                                                               2005 to June 30,   Year Ended
                                                                                    2005         December 31,
                                                                                 (Unaudited)         2004
                                                                                ------------     ------------
Increase (decrease) in net assets resulting from operations:
 Net investment income .....................................................    $  1,054,849     $  1,052,230
 Net realized gain on sale of investments ..................................       1,249,763       11,486,065
 Net change in unrealized depreciation of investments ......................      (3,695,612)      (1,057,808)
                                                                                ------------     ------------
 Net increase (decrease) in net assets resulting from operations ...........      (1,391,000)      11,480,487
                                                                                ------------     ------------
Distributions to shareholders from:
 Net investment income--Class I ............................................              --         (436,369)
 Net investment income--Class II ...........................................              --         (850,151)
                                                                                ------------     ------------
  Total distributions ......................................................              --       (1,286,520)
                                                                                ------------     ------------
Capital share transactions:
 Proceeds from sale of shares--Class I .....................................       7,463,551       14,500,712
 Proceeds from sale of shares--Class II ....................................      12,565,173       26,501,988
 Reinvestment of distributions--Class I ....................................              --          436,369
 Reinvestment of distributions--Class II ...................................              --          850,151
 Value of shares redeemed--Class I .........................................      (4,682,112)     (54,719,455)
 Value of shares redeemed--Class II ........................................      (4,810,538)     (10,487,417)
                                                                                ------------     ------------
  Net increase (decrease) from capital share transactions ..................      10,536,074      (22,917,652)
                                                                                ------------     ------------
 Total increase (decrease) in net assets ...................................       9,145,074      (12,723,685)
                                                                                ------------     ------------
NET ASSETS at beginning of period ..........................................      67,417,094       80,140,779
                                                                                ------------     ------------
NET ASSETS at end of period ................................................    $ 76,562,168     $ 67,417,094
                                                                                ============     ============
 Undistributed net investment income included in net assets at end of period    $  1,083,033     $     28,184
                                                                                ============     ============
SHARE TRANSACTIONS:
 Number of shares sold--Class I ............................................         734,308        1,587,950
 Number of shares issued through reinvestment of dividends and
  distributions--Class I ...................................................              --           43,420
 Number of shares redeemed--Class I ........................................        (465,018)      (6,124,012)
                                                                                ------------     ------------
  Net increase (decrease) in shares outstanding--Class I ...................         269,290       (4,492,642)
                                                                                ============     ============
 Number of shares sold--Class II ...........................................       1,308,023        3,064,244
 Number of shares issued through reinvestment of dividends and
  distributions--Class II ..................................................              --           89,208
 Number of shares redeemed--Class II .......................................        (505,617)      (1,193,033)
                                                                                ------------     ------------
  Net increase in shares outstanding--Class II .............................         802,406        1,960,419
                                                                                ============     ============

                       See Notes to Financial Statements.                     39

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                     Model Portfolio Funds
                                                             ----------------------------------------------------------------------
                                                                     Savings Oriented                   Conservative Growth
                                                             --------------------------------      --------------------------------
                                                            For the Period                        For the Period
                                                            from January 1,       For the         from January 1,       For the
                                                           2005 to June 30,      Year Ended      2005 to June 30,      Year Ended
                                                                 2005           December 31,           2005           December 31,
                                                              (Unaudited)           2004            (Unaudited)           2004
                                                             -------------      -------------      -------------      -------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .................................     $   3,312,580      $   7,041,854      $   5,004,556      $  11,378,193
 Net realized gain on sale of investments ..............         1,925,611          1,543,855          1,285,456             49,515
 Net change in unrealized appreciation
  (depreciation) of investments ........................        (2,243,622)         4,913,460         (2,890,987)        17,289,629
                                                             -------------      -------------      -------------      -------------
 Net increase in net assets resulting
  from operations ......................................         2,994,569         13,499,169          3,399,025         28,717,337
                                                             -------------      -------------      -------------      -------------
Distributions to shareholders from:
 Net investment income .................................                --         (7,102,173)                --        (11,420,590)
                                                             -------------      -------------      -------------      -------------
  Total distributions ..................................                --         (7,102,173)                --        (11,420,590)
                                                             -------------      -------------      -------------      -------------
Capital share transactions:
 Proceeds from sale of shares ..........................        31,933,205         87,344,075         47,063,731        126,559,544
 Reinvestment of distributions .........................                --          7,102,172                 --         11,420,590
 Value of shares redeemed ..............................       (23,529,113)       (42,131,690)       (43,904,232)       (51,181,257)
                                                             -------------      -------------      -------------      -------------
  Net increase from capital share transactions .........         8,404,092         52,314,557          3,159,499         86,798,877
                                                             -------------      -------------      -------------      -------------
 Total increase in net assets ..........................        11,398,661         58,711,553          6,558,524        104,095,624
                                                             -------------      -------------      -------------      -------------
NET ASSETS at beginning of period ......................       260,975,587        202,264,034        480,096,143        376,000,519
                                                             -------------      -------------      -------------      -------------
NET ASSETS at end of period ............................     $ 272,374,248      $ 260,975,587      $ 486,654,667      $ 480,096,143
                                                             =============      =============      =============      =============
 Undistributed net investment income included in
  net assets at end of period ..........................     $   3,798,864      $     486,284      $   5,077,278      $      72,722
                                                             =============      =============      =============      =============
SHARE TRANSACTIONS:
 Number of shares sold .................................         1,320,889          3,642,596          2,071,444          5,650,396
 Number of shares issued through reinvestment
  of dividends and distributions .......................                --            293,842                 --            500,026
 Number of shares redeemed .............................          (972,912)        (1,752,687)        (1,933,756)        (2,288,725)
                                                             -------------      -------------      -------------      -------------
  Net increase in shares outstanding ...................           347,977          2,183,751            137,688          3,861,697
                                                             =============      =============      =============      =============


40                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                  Model Portfolio Funds
                                                        ---------------------------------------------------------------------------
                                                                   Traditional Growth                      Long-Term Growth
                                                        -----------------------------------     -----------------------------------
                                                        For the Period                           For the Period
                                                        from January 1,        For the           from January 1,        For the
                                                        2005 to June 30,      Year Ended         2005 to June 30,     Year Ended
                                                              2005           December 31,            2005             December 31,
                                                          (Unaudited)            2004             (Unaudited)             2004
                                                        ---------------     ---------------     ---------------     ---------------
Increase (decrease) in net assets
 resulting from operations:
 Net investment income .............................    $     6,772,930     $    17,867,467     $     4,026,448     $    12,681,374
 Net realized loss on sale of investments ..........           (334,648)         (4,549,590)         (1,808,826)            (11,641)
 Net change in unrealized appreciation
  (depreciation) of investments ....................         (4,557,089)         57,772,527          (2,526,459)         72,632,271
                                                        ---------------     ---------------     ---------------     ---------------
 Net increase (decrease) in net assets resulting
  from operations ..................................          1,881,193          71,090,404            (308,837)         85,302,004
                                                        ---------------     ---------------     ---------------     ---------------
Distributions to shareholders from:
 Net investment income .............................                 --         (17,929,796)                 --         (12,739,224)
 Net realized gain on investments ..................                 --                  --                  --             (16,720)
                                                        ---------------     ---------------     ---------------     ---------------
  Total distributions ..............................                 --         (17,929,796)                 --         (12,755,944)
                                                        ---------------     ---------------     ---------------     ---------------
Capital share transactions:
 Proceeds from sale of shares ......................         93,304,096         244,689,511         100,456,333         244,435,831
 Reinvestment of distributions .....................                 --          17,929,796                  --          12,755,944
 Value of shares redeemed ..........................        (65,533,496)       (106,284,836)        (58,493,500)       (110,007,651)
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase from capital share transactions .....         27,770,600         156,334,471          41,962,833         147,184,124
                                                        ---------------     ---------------     ---------------     ---------------
 Total increase in net assets ......................         29,651,793         209,495,079          41,653,996         219,730,184
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS at beginning of period ..................      1,005,076,214         795,581,135       1,040,507,286         820,777,102
                                                        ---------------     ---------------     ---------------     ---------------
NET ASSETS at end of period ........................    $ 1,034,728,007     $ 1,005,076,214     $ 1,082,161,282     $ 1,040,507,286
                                                        ===============     ===============     ===============     ===============
 Undistributed net investment income included in
  net assets at end of period ......................    $     7,577,689     $       804,759     $     4,189,009     $       162,561
                                                        ===============     ===============     ===============     ===============
SHARE TRANSACTIONS:
 Number of shares sold .............................          4,361,102          11,729,674           4,862,018          12,268,364
 Number of shares issued through reinvestment
  of dividends and distributions ...................                 --             828,166                  --             607,137
 Number of shares redeemed .........................         (3,068,453)         (5,086,532)         (2,839,710)         (5,513,684)
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase in shares outstanding ...............          1,292,649           7,471,308           2,022,308           7,361,817
                                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements.                     41

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                  Model Portfolio Funds
                                                                           ---------------------------------
                                                                                       All-Equity
                                                                                         Growth
                                                                           ---------------------------------
                                                                           For the Period
                                                                           from January 1,        For the
                                                                           2005 to June 30,       Year Ended
                                                                               2005            December 31,
                                                                            (Unaudited)            2004
                                                                           -------------       -------------
Increase (decrease) in net assets resulting from operations:
 Net investment income (loss) .......................................      $    (186,760)      $   1,077,148
 Net realized gain (loss) on sale of investments ....................             97,177             305,015
 Net change in unrealized appreciation (depreciation)
  of investments ....................................................         (1,486,006)         17,316,017
                                                                           -------------       -------------
 Net increase (decrease) in net assets resulting from operations ....         (1,575,589)         18,698,180
                                                                           -------------       -------------
Distributions to shareholders from:
 Net investment income ..............................................                 --          (1,077,177)
                                                                           -------------       -------------
  Total distributions ...............................................                 --          (1,077,177)
                                                                           -------------       -------------
Capital share transactions:
 Proceeds from sale of shares .......................................         49,087,545          97,584,412
 Reinvestment of distributions ......................................                 --           1,077,177
 Value of shares redeemed ...........................................        (18,825,918)        (28,012,915)
                                                                           -------------       -------------
  Net increase from capital share transactions ......................         30,261,627          70,648,674
                                                                           -------------       -------------
 Total increase in net assets .......................................         28,686,038          88,269,677
                                                                           -------------       -------------
NET ASSETS at beginning of period ...................................        216,415,163         128,145,486
                                                                           -------------       -------------
NET ASSETS at end of period .........................................      $ 245,101,201       $ 216,415,163
                                                                           =============       =============
 Undistributed net investment income (loss) included in net assets at
  end of period .....................................................      $    (186,760)      $          --
                                                                           =============       =============
SHARE TRANSACTIONS:
 Number of shares sold ..............................................          2,347,071           4,895,761
 Number of shares issued through reinvestment of dividends
  and distributions .................................................                 --              50,359
 Number of shares redeemed ..........................................           (903,792)         (1,403,779)
                                                                           -------------       -------------
  Net increase in shares outstanding ................................          1,443,279           3,542,341
                                                                           =============       =============

42                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                               Milestone Funds
                                                                             ------------------------------------------------------
                                                                              Milestone
                                                                             Retirement
                                                                                Income           Milestone 2010       Milestone 2015
                                                                             ------------        --------------       --------------
                                                                            For the Period      For the Period       For the Period
                                                                            from January 3,     from January 3,      from January 3,
                                                                                2005* to            2005* to            2005* to
                                                                             June 30, 2005       June 30, 2005        June 30, 2005
                                                                              (Unaudited)         (Unaudited)          (Unaudited)
                                                                             ------------         ------------         ------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ..............................................        $     46,228         $     88,585         $     78,848
 Net realized loss on sale of investments ...........................                (735)              (4,247)              (6,887)
 Net change in unrealized appreciation of investments ...............              22,805               65,547              113,435
                                                                             ------------         ------------         ------------
 Net increase in net assets resulting from operations ...............              68,298              149,885              185,396
                                                                             ------------         ------------         ------------
Capital share transactions:
 Proceeds from sale of shares .......................................           7,087,833           17,503,984           23,843,449
 Value of shares redeemed ...........................................            (650,369)            (703,109)          (1,521,282)
                                                                             ------------         ------------         ------------
  Net increase from capital share transactions ......................           6,437,464           16,800,875           22,322,167
                                                                             ------------         ------------         ------------
 Total increase in net assets .......................................           6,505,762           16,950,760           22,507,563
                                                                             ------------         ------------         ------------
NET ASSETS at beginning of period ...................................                  --                   --                   --
                                                                             ------------         ------------         ------------
NET ASSETS at end of period .........................................        $  6,505,762         $ 16,950,760         $ 22,507,563
                                                                             ============         ============         ============
 Undistributed net investment income included in net
  assets at end of period ...........................................        $     46,228         $     88,585         $     78,848
                                                                             ============         ============         ============
SHARE TRANSACTIONS:
 Number of shares sold ..............................................             708,511            1,758,486            2,400,212
 Number of shares redeemed ..........................................             (64,940)             (71,275)            (153,823)
                                                                             ------------         ------------         ------------
  Net increase in shares outstanding ................................             643,571            1,687,211            2,246,389
                                                                             ============         ============         ============

----------
* The Milestone Funds commenced operations on January 3, 2005.

                       See Notes to Financial Statements.                     43

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                                              Milestone Funds
                                                                           --------------------------------------------------------
                                                                           Milestone 2020       Milestone 2025       Milestone 2030
                                                                           --------------       --------------       --------------
                                                                            For the Period      For the Period       For the Period
                                                                            from January 3,     from January 3,      from January 3,
                                                                                2005* to            2005* to            2005* to
                                                                             June 30, 2005       June 30, 2005        June 30, 2005
                                                                              (Unaudited)         (Unaudited)          (Unaudited)
                                                                             ------------         ------------         ------------
Increase (decrease) in net assets resulting from operations:
 Net investment income ..............................................        $     41,086         $     20,942         $      7,026
 Net realized loss on sale of investments ...........................                  (9)              (3,356)             (10,126)
 Net change in unrealized appreciation of investments ...............              99,387              110,663               44,726
                                                                             ------------         ------------         ------------
 Net increase in net assets resulting from operations ...............             140,464              128,249               41,626
                                                                             ------------         ------------         ------------
Capital share transactions:
 Proceeds from sale of shares .......................................          14,527,327           10,295,932            5,036,742
 Value of shares redeemed ...........................................            (323,353)            (244,209)            (515,733)
                                                                             ------------         ------------         ------------
  Net increase from capital share transactions ......................          14,203,974           10,051,723            4,521,009
                                                                             ------------         ------------         ------------
 Total increase in net assets .......................................          14,344,438           10,179,972            4,562,635
                                                                             ------------         ------------         ------------
NET ASSETS at beginning of period ...................................                  --                   --                   --
                                                                             ------------         ------------         ------------
NET ASSETS at end of period .........................................        $ 14,344,438         $ 10,179,972         $  4,562,635
                                                                             ============         ============         ============
 Undistributed net investment income included in net assets
  at end of period ..................................................        $     41,086         $     20,942         $      7,026
                                                                             ============         ============         ============
SHARE TRANSACTIONS:
 Number of shares sold ..............................................           1,466,267            1,043,483              510,338
 Number of shares redeemed ..........................................             (32,892)             (24,677)             (52,771)
                                                                             ------------         ------------         ------------
  Net increase in shares outstanding ................................           1,433,375            1,018,806              457,567
                                                                             ============         ============         ============

----------
* The Milestone Funds commenced operations on January 3, 2005.

44                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                       Statements of Changes in Net Assets

                                                                         Milestone Funds
                                                                 -------------------------------
                                                                 Milestone 2035    Milestone 2040
                                                                 -------------     -------------
                                                                For the Period    For the Period
                                                                from January 3,   from January 3,
                                                                   2005* to           2005* to
                                                                 June 30, 2005     June 30, 2005
                                                                  (Unaudited)       (Unaudited)
                                                                  -----------       -----------
Increase (decrease) in net assets resulting from operations:
 Net investment income .....................................      $     2,222       $     1,386
 Net realized loss on sale of investments ..................           (2,251)           (3,860)
 Net change in unrealized appreciation of investments ......            8,754            13,328
                                                                  -----------       -----------
 Net increase in net assets resulting from operations ......            8,725            10,854
                                                                  -----------       -----------
Capital share transactions:
 Proceeds from sale of shares ..............................        2,387,937         1,485,476
 Value of shares redeemed ..................................         (277,482)         (256,948)
                                                                  -----------       -----------
  Net increase from capital share transactions .............        2,110,455         1,228,528
                                                                  -----------       -----------
 Total increase in net assets ..............................        2,119,180         1,239,382
                                                                  -----------       -----------
NET ASSETS at beginning of period ..........................               --                --
                                                                  -----------       -----------
NET ASSETS at end of period ................................      $ 2,119,180       $ 1,239,382
                                                                  ===========       ===========
 Undistributed net investment income included in net assets
  at end of period .........................................      $     2,222       $     1,386
                                                                  ===========       ===========
SHARE TRANSACTIONS:
 Number of shares sold .....................................          240,890           150,551
 Number of shares redeemed .................................          (28,028)          (26,074)
                                                                  -----------       -----------
  Net increase in shares outstanding .......................          212,862           124,477
                                                                  ===========       ===========

----------
* The Milestone Funds commenced operations on January 3, 2005.

                       See Notes to Financial Statements.                     45

                              VANTAGEPOINT FUNDS

                             Financial Highlights
               (For a share outstanding throughout each period)



                                                                               Money Market
                                         ------------------------------------------------------------------------------------------
                                        For the Period
                                       from January 1,
                                       2005 to June 30,
                                            2005                              For the Year Ended December 31,
                                         (Unaudited)        2004            2003            2002            2001            2000
                                         -----------     -----------     -----------     -----------     -----------     ----------
Net Asset Value, beginning of period     $      1.00     $      1.00     $      1.00     $      1.00     $      1.00     $     1.00
Income from investment operations:
 Net investment income ..............           0.01            0.01            0.01            0.01            0.04           0.06
 Net realized and unrealized gain
  on investments ....................             --              --              --              --              --             --
                                         -----------     -----------     -----------     -----------     -----------     ----------
Total from investment operations ....           0.01            0.01            0.01            0.01            0.04           0.06
                                         -----------     -----------     -----------     -----------     -----------     ----------
Less distributions:
 From net investment income .........          (0.01)          (0.01)          (0.01)          (0.01)          (0.04)         (0.06)
                                         -----------     -----------     -----------     -----------     -----------     ----------
Total distributions .................          (0.01)          (0.01)          (0.01)          (0.01)          (0.04)         (0.06)
                                         -----------     -----------     -----------     -----------     -----------     ----------
Net Asset Value, end of period ......    $      1.00     $      1.00     $      1.00     $      1.00     $      1.00     $     1.00
                                         ===========     ===========     ===========     ===========     ===========     ==========
Total return ........................          1.08%++          0.82%           0.60%           1.32%           3.70%          6.05%
Ratios/Supplemental data:
 Net assets, end of period (000) ....    $   130,897     $   116,449     $   105,762     $   138,232     $   119,652     $   93,385
Ratios to average net assets:
 Ratio of expenses to average net
 assets .............................           0.52%+          0.52%           0.52%           0.49%           0.46%          0.46%
 Ratio of net investment income to
  average net assets ................           2.17%+          0.84%           0.60%           1.30%           3.54%          5.89%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses ................            N/A             N/A             N/A            0.52%           0.53%          0.52%
Ratio of net investment income to
 average net assets after expense
 reductions and reimbursed expenses .            N/A             N/A             N/A            1.27%           3.47%          5.83%
Portfolio turnover ..................            N/A             N/A             N/A             N/A             N/A            N/A

----------
 +   Annualized
++   Not Annualized

46                     See Notes to Financial Statements.

                              VANTAGEPOINT FUNDS

                             Financial Highlights
               (For a share outstanding throughout each period)



                                                                          Short-Term Bond
                                        -----------------------------------------------------------------------------------------
                                       For the Period                                                                For the Period
                                       from January 1,                                                              from December 4,
                                       2005 to June 30,                                                                 2000* to
                                           2005                        For the Year Ended December 31,                 December 31,
                                        (Unaudited)         2004           2003           2002o          2001(a)^         2000^
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of period    $     99.77     $    100.00     $    100.00    $    100.00    $    100.00     $    100.00
Income from investment operations:
 Net investment income .............           1.41            1.18            3.46           4.02           5.08            0.47
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts, foreign currency
  transactions, wrappers
  agreements, written options
  and swaps ........................          (0.65)           2.41              --**           --**           --**            --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.76            3.59            3.46           4.02           5.08            0.47
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........          (1.42)          (2.00)          (3.34)         (4.02)         (4.93)          (0.47)
 From net realized gains ...........             --           (0.44)          (0.05)         (0.47)         (2.45)             --
 Reverse stock split (Note 10) .....             --              --            0.05           0.47           2.45              --
 Return of capital .................             --           (1.38)          (0.12)            --          (0.15)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................          (1.42)          (3.82)          (3.46)         (4.02)         (5.08)          (0.47)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     99.11     $     99.77     $    100.00    $    100.00    $    100.00     $    100.00
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return ......................            0.77%++         3.65%           3.51%          4.09%          5.18%           0.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   513,739     $   499,404     $   619,964    $   454,683    $   408,910     $   329,137
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................          0.65%+           0.78%           0.82%          0.83%          0.84%           0.78%+
 Ratio of net investment income to
  average net assets ...............           2.86%+          1.94%           3.42%          4.02%          5.06%           6.90%+
Portfolio turnover .................             81%++          273%            211%           310%           213%            139%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than $0.01
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.
 o   Per share amounts were calculated using average shares outstanding.
 ^ Per share amounts were restated to reflect a 0.9953 reverse stock split effective December 27, 2002.

                       See Notes to Financial Statements.                     47

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                         US Government Securities
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                       from January 1,
                                      2005 to June 30,
                                           2005                         For the Year Ended December 31,
                                        (Unaudited)        2004             2003          2002          2001(a)           2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     10.33     $     10.54     $     10.76    $     10.34    $     10.07     $      9.50
Income from investment operations:
 Net investment income .............           0.14            0.26            0.27           0.34           0.46            0.53
 Net realized and unrealized
  gain (loss) on investments .......          (0.01)          (0.07)          (0.10)          0.54           0.27            0.57
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.13            0.19            0.17           0.88           0.73            1.10
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........          (0.14)          (0.27)          (0.30)         (0.35)         (0.46)          (0.53)
 From net realized gains ...........             --           (0.13)          (0.09)         (0.11)            --              --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................          (0.14)          (0.40)          (0.39)         (0.46)         (0.46)          (0.53)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     10.32     $     10.33     $     10.54    $     10.76    $     10.34     $     10.07
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           1.32%++         1.77%           1.66%          8.76%          7.42%          12.00%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   156,695     $   163,167     $   188,546    $   235,644    $   150,807     $    87,209
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.59%+          0.58%           0.61%          0.61%          0.64%           0.68%
 Ratio of net investment income to
  average net assets ...............           2.80%+          2.49%           2.57%          3.30%          4.52%           5.54%
Portfolio turnover .................             36%++          205%            120%           114%           278%            121%


----------
 +   Annualized
++   Not annualized
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.

48                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Asset Allocation
                                        -----------------------------------------------------------------------------------------
                                      For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004            2003           2002           2001(a)         2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      7.33     $      6.75     $      5.49    $      6.52    $      9.96     $     10.49
Income from investment operations:
 Net investment income .............           0.06            0.12            0.07           0.10           0.21            0.29
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................          (0.12)           0.59            1.35          (1.13)         (0.83)          (0.36)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.06)           0.71            1.42          (1.03)         (0.62)         (0.07)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.11)          (0.16)            --          (0.21)          (0.29)
 From net realized gains ...........             --           (0.02)             --             --          (1.10)          (0.17)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (1.22)             --
 Return of capital .................             --              --              --             --          (0.29)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.13)          (0.16)            --          (2.82)          (0.46)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      7.27     $      7.33     $      6.75    $      5.49    $      6.52     $      9.96
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (0.82)%++       10.62%          25.97%        (15.80)%        (5.42)%         (0.71)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   753,067     $   795,534     $   784,440    $   648,156    $   876,207     $   986,504
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.75%+          0.75%           0.76%          0.75%          0.75%           0.78%
 Ratio of net investment income to
  average net assets ...............           1.54%+          1.60%           1.06%          1.61%          2.21%           2.61%
Portfolio turnover .................              6%++           15%             17%            25%           107%             19%

----------
 +   Annualized
++   Not annualized
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per share of less than $0.01, a decrease in net realized and unrealized gains and losses per share of less than $0.01, and an increase in the ratio of net investment income to average net assets of less than 0.01%.

                       See Notes to Financial Statements.                     49

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                             Equity Income
                                        -----------------------------------------------------------------------------------------
                                      For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                           For the Year Ended December 31,
                                        (Unaudited)        2004             2003           2002          2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      8.95     $      7.88     $      5.98    $      7.12    $      8.15     $      7.16
Income from investment operations:
 Net investment income .............           0.08            0.09            0.08           0.09           0.11            0.15
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................           0.10            1.07            1.90          (1.15)          0.06            1.11
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.18            1.16            1.98          (1.06)          0.17            1.26
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.09)          (0.08)         (0.08)         (0.11)          (0.15)
 From net realized gains ...........             --              --              --             --          (0.29)          (0.12)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.78)             --
 Return of capital .................             --              --              --             --          (0.02)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.09)          (0.08)         (0.08)         (1.20)          (0.27)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.13     $      8.95     $      7.88    $      5.98    $      7.12     $      8.15
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           2.01%++        14.78%          33.09%        (14.96)%         2.92%          17.56%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $ 1,202,570     $ 1,088,207     $   824,093    $   565,046    $   628,075     $   522,954
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.90%+          0.90%           0.92%          0.92%          0.94%           0.85%
 Ratio of net investment income to
  average net assets ...............           1.84%+          1.18%           1.25%          1.21%          1.37%           2.00%
Ratio of expenses to average net
 assets after expense reductions
 and reimbursed expenses ...........            N/A             N/A             N/A           0.90%          0.92%           0.79%
Ratio of net investment income to
 average net assets after expense
 reductions and reimbursed
 expenses...........................            N/A             N/A             N/A           1.23%          1.39%           2.06%
Portfolio turnover .................              7%++           14%             13%            17%            16%             58%

----------
 +   Annualized
++   Not annualized

50                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                            Growth & Income
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004            2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     10.12     $      9.38     $      7.24    $      9.45    $     10.83     $     11.85
Income from investment operations:
 Net investment income .............           0.04            0.09            0.06           0.05           0.05            0.06
 Net realized and unrealized
  gain (loss) on investments,
  futures contracts and foreign
  currency transactions ............          (0.11)           0.74            2.15          (2.22)         (0.62)           0.44
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.07)           0.83            2.21          (2.17)         (0.57)           0.50
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.09)          (0.07)         (0.04)         (0.05)          (0.06)
 From net realized gains ...........             --              --              --             --             --           (1.46)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.70)             --
 Return of capital .................             --              --              --             --          (0.06)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.09)          (0.07)         (0.04)         (0.81)          (1.52)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     10.05     $     10.12     $      9.38    $      7.24    $      9.45     $     10.83
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (0.69)%++        8.85%          30.49%        (22.93)%       (4.77)%           4.21%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   929,367     $   912,470     $   765,115    $   515,597    $   436,285     $   376,137
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.82%+          0.82%           0.83%          0.84%          0.88%           0.82%
 Ratio of net investment income to
  average net assets ...............           0.89%+          0.97%           0.86%          0.76%          0.52%           0.58%
Ratio of expenses to average net
 assets after expense reductions
 and reimbursed expenses ...........            N/A             N/A             N/A           0.81%          0.85%           0.79%
Ratio of net investment income to
 average net assets after expense
 reductions and reimbursed
 expenses ..........................            N/A             N/A             N/A           0.79%          0.55%           0.61%
Portfolio turnover .................             12%++           22%             22%            29%            58%             94%

----------
 +   Annualized
++   Not Annualized

                       See Notes to Financial Statements.                     51

                              VANTAGEPOINT FUNDS

                             Financial Highlights
               (For a share outstanding throughout each period)

                                                                                   Growth
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004            2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      8.31     $      8.07     $      6.27    $      8.28    $     10.77     $     13.21
Income from investment operations:
 Net investment income (loss) ......           0.01            0.02              --*            --*         (0.00)*         (0.01)
 Net realized and unrealized gain
  (loss) on investments ............          (0.37)           0.24            1.80          (2.01)         (1.69)          (0.33)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.36)           0.26            1.80          (2.01)         (1.69)          (0.34)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.02)          (0.00)*        (0.00)*        (0.00)          (0.02)
 From net realized gains ...........             --              --              --             --          (0.00)          (2.08)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.72)             --
 Return of capital .................             --              --              --             --          (0.08)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.02)             --*         (0.00)*        (0.80)          (2.10)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      7.95     $      8.31     $      8.07    $      6.27    $      8.28     $     10.77
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (4.33)%++        3.27%          28.71%        (24.26)%       (15.21)%         (2.56)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $ 2,725,940     $ 2,998,469     $ 2,895,641    $ 2,060,555    $ 2,810,546     $ 3,349,618
Ratios to average net assets:
 Ratio of expenses to average
  net assets .......................           0.95%+          0.95%           0.96%          0.91%          0.89%           0.86%
 Ratio of net investment income
  (loss) to average net assets .....           0.15%+          0.28%          (0.05)%        (0.01)%        (0.05)%         (0.09)%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses ...............           0.95%+          0.95%            N/A           0.88%          0.88%           0.84%
Ratio of net investment income
 (loss) to average net assets after
 expense reductions and reimbursed
 expenses ..........................           0.16%+           N/A             N/A           0.02%         (0.04)%         (0.07)%
Portfolio turnover .................             59%++           49%             46%            74%            40%             59%

----------
 +   Annualized
++   Not annualized
 *   Rounds to less than $0.01

52                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                          Aggressive Opportunities
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004            2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     10.52     $      9.07     $      6.27    $     10.19    $     11.82     $     15.82
Income from investment operations:
 Net investment income (loss) ......           0.03           (0.03)          (0.00)*        (0.04)         (0.07)          (0.03)
 Net realized and unrealized gain
  (loss) on investments ............           0.32            1.48            2.80          (3.88)         (1.56)          (1.45)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.35            1.45            2.80          (3.92)         (1.63)          (1.48)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --              --           (0.00)*           --             --              --
 In excess of net investment
  income ...........................             --              --           (0.00)*           --             --              --
 From net realized gains ...........             --              --              --             --             --           (2.52)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.00)*            --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --              --              --             --             --           (2.52)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     10.87     $     10.52     $      9.07    $      6.27    $     10.19     $     11.82
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           3.33%++        15.99%          44.68%        (38.47)%       (13.75)%         (9.35)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $ 1,154,936     $ 1,150,062     $   938,791    $   572,470    $   819,047     $   850,915
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           1.23%+          1.22%           1.23%          1.18%          1.24%           1.25%
 Ratio of net investment income
  (loss) to average net assets .....           0.53%+         (0.25)%         (0.13)%        (0.58)%        (0.72)%        (0.29)%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses ...............            N/A             N/A             N/A           1.14%          1.19%           1.24%
Ratio of net investment loss to
 average net assets after expense
 reductions and reimbursed
 expenses ..........................            N/A             N/A             N/A          (0.54)%        (0.67)%        (0.28)%
Portfolio turnover .................             21%++           55%             75%           128%           102%             41%

----------
 + Annualized
++ Not annualized
 * Rounds to less than $0.01

See Notes to Financial Statements.
                                                                             53

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                               International
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004            2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     10.06     $      8.84     $      6.80    $      8.20    $     10.73     $     13.76
Income from investment operations:
 Net investment income .............           0.10            0.08            0.06           0.07           0.06            0.07
 Net realized and unrealized gain
  (loss) on investments ............          (0.31)           1.27            2.07          (1.39)         (2.23)          (2.12)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.21)           1.35            2.13          (1.32)         (2.17)          (2.05)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.13)          (0.09)         (0.08)            --           (0.12)
 From net realized gains ...........             --              --              --             --             --           (0.86)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.25)             --
 Return of capital .................             --              --           (0.00)*           --          (0.11)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.13)          (0.09)         (0.08)         (0.36)          (0.98)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.85     $     10.06     $      8.84    $      6.80    $      8.20     $     10.73
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (2.09)%++       15.23%          31.31%        (16.08)%       (20.16)%        (14.91)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   608,641     $   604,809     $   471,495    $   282,921    $   304,357     $   326,534
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           1.19%+          1.17%           1.22%          1.20%          1.20%           1.15%
 Ratio of net investment income to
  average net assets ...............           2.00%+          0.83%           0.93%          0.85%          0.54%           0.44%
Ratio of expenses to average net
 assets after expense reductions and
 reimbursed expenses ...............            N/A             N/A             N/A           1.16%          1.18%           1.13%
Ratio of net investment income to
 average net assets after expense
 reductions and reimbursed
 expenses ..........................            N/A             N/A             N/A           0.89%          0.56%           0.46%
Portfolio turnover .................              3%++           40%             38%            81%            37%             40%

----------
 +   Annualized
++   Not annualized
 *   Rounds to less than $0.01

54                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Core Bond Index Class I
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002          2001(a)          2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     10.17     $     10.27     $     10.46    $     10.07    $      9.85     $      9.41
Income from investment operations:
 Net investment income .............           0.20            0.40            0.40           0.50           0.52            0.60
 Net realized and unrealized gain
 (loss) on investments .............           0.03            0.01           (0.04)          0.44           0.30            0.44
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.23            0.41            0.36           0.94           0.82            1.04
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........          (0.23)          (0.47)          (0.49)         (0.55)         (0.60)          (0.60)
 From net realized gains ...........          (0.00)          (0.04)          (0.06)         (0.00)*           --              --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................          (0.23)          (0.51)          (0.55)         (0.55)         (0.60)          (0.60)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     10.17     $     10.17     $     10.27    $     10.46    $     10.07     $      9.85
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           2.41%++         3.94%           3.59%          9.69%          8.51%          11.43%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   803,488     $   764,674     $   452,739    $   384,323    $   343,980     $   293,330
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.46%+          0.45%           0.48%**        0.48%**        0.48%**         0.47%**
 Ratio of net investment income to
  average net assets ...............           3.99%+          3.96%           3.85%          4.90%          5.58%           6.30%
Portfolio turnover .................             12%             31%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not annualized
 *   Rounds to less than $0.01
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%.
 ^ Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.                     55

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                        Core Bond Index Class II
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002          2001(a)          2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     10.21     $     10.31     $     10.49    $     10.10    $      9.88     $      9.43
Income from investment operations:
 Net investment income .............           0.21            0.43            0.42           0.53           0.55            0.62
 Net realized and unrealized gain
 (loss) on investments .............           0.03              --           (0.02)          0.43           0.29            0.45
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.24            0.43            0.40           0.96           0.84            1.07
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........          (0.24)          (0.49)          (0.52)         (0.57)         (0.62)          (0.62)
 From net realized gains ...........          (0.00)          (0.04)          (0.06)         (0.00)*           --              --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................          (0.24)          (0.53)          (0.58)         (0.57)         (0.62)          (0.62)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     10.21     $     10.21     $     10.31    $     10.49    $     10.10     $      9.88
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           2.39%++         4.22%           3.88%          9.88%          8.71%          11.73%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   173,922     $   168,010     $   138,655    $   150,365    $   116,664     $    81,972
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.26%+          0.25%           0.28%**        0.28%**        0.28%**         0.27%**
 Ratio of net investment income to
  average net assets ...............           4.16%+          4.19%           4.05%          5.10%          5.78%           6.53%
Portfolio turnover .................             12%             31%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not annualized
 *   Rounds to less than $0.01
**   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the period ended December 31, 2001 was a decrease in net investment income per share of $0.08, an increase in net realized and unrealized gains and losses per share of $0.08 and a decrease in the ratio of net investment income to average net assets from 5.98% to 5.58%.
 ^ Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

56                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           500 Stock Index Class I
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      9.58     $      8.79     $      6.94    $      9.05    $     10.43     $     11.85
Income from investment operations:
 Net investment income .............           0.07            0.14            0.09           0.09           0.08            0.10
 Net realized and unrealized gain
 (loss) on investments, futures
 contracts and foreign currency
 transactions ......................          (0.17)           0.78            1.85          (2.11)         (1.37)          (1.24)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.10)           0.92            1.94          (2.02)         (1.29)          (1.14)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.13)          (0.09)         (0.09)         (0.08)          (0.07)
 From net realized gains ...........             --              --              --             --             --           (0.21)
 Return of capital .................             --              --              --             --          (0.01)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.13)          (0.09)         (0.09)         (0.09)          (0.28)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.48     $      9.58     $      8.79    $      6.94    $      9.05     $     10.43
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (1.04)%++       10.49%          27.98%        (22.39)%       (12.29)%         (9.61)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   107,715     $   115,533     $   130,663    $    85,250    $    97,478     $   100,732
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.46%+          0.46%           0.47%*         0.47%*         0.47%*          0.44%*
 Ratio of net investment income to
  average net assets ...............           1.38%+          1.56%           1.33%          1.17%          0.89%           0.83%
Portfolio turnover .................              2%              7%^           N/A            N/A            N/A             N/A



----------
 +   Annualized

++   Not Annualized
 *   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.                     57

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                        500 Stock Index Class II
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      9.10     $      8.37     $      6.61    $      8.62    $      9.95     $     11.32
Income from investment operations:
 Net investment income .............           0.07            0.16            0.11           0.10           0.09            0.10
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................          (0.16)           0.73            1.75          (2.01)         (1.31)          (1.16)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.09)           0.89            1.86          (1.91)         (1.22)          (1.06)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.16)          (0.10)         (0.10)         (0.10)          (0.10)
 From net realized gains ...........             --              --              --             --             --           (0.21)
 Return of capital .................             --              --              --             --          (0.01)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.16)          (0.10)         (0.10)         (0.11)          (0.31)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.01     $      9.10     $      8.37    $      6.61    $      8.62     $      9.95
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (0.99)%++       10.60%          28.24%        (22.17)%       (12.17)%         (9.36)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   241,215     $   242,188     $   185,901    $   120,784    $   144,574     $   149,423
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.26%+          0.26%           0.27%*         0.27%*         0.27%*          0.24%*
 Ratio of net investment income to
  average net assets ...............           1.58%+          1.84%           1.52%          1.37%          1.09%           1.02%
Portfolio turnover .................              2%             7%^            N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not Annualized
 *   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

58                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                          Broad Market Index Class I
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      9.90     $      8.95     $      6.89    $      8.80    $     10.17     $     12.21
Income from investment operations:
 Net investment income .............           0.08            0.13            0.08           0.09           0.08            0.11
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................          (0.09)           0.94            2.06          (1.99)         (1.30)          (1.42)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.01)           1.07            2.14          (1.90)         (1.22)          (1.31)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.12)          (0.08)         (0.01)         (0.06)          (0.08)
 From net realized gains ...........             --              --              --             --          (0.09)          (0.65)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.12)          (0.08)         (0.01)         (0.15)          (0.73)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.89     $      9.90     $      8.95    $      6.89    $      8.80     $     10.17
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (0.10)%++       11.96%          31.08%        (21.62)%       (11.87)%        (10.78)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   207,451     $   224,619     $   267,250    $   190,706    $   255,532     $   313,268
Ratios to average net assets:
 Ratio of expenses to average net
 assets ............................           0.45%+          0.44%           0.48%*         0.49%*         0.47%*          0.47%*
 Ratio of net investment income to
  average net assets ...............           1.32%+          1.42%           1.22%          1.07%          0.85%           0.74%
Portfolio turnover .................              1%++            5%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not Annualized
 *   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.                     59

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      Broad Market Index Class II
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      9.37     $      8.49     $      6.54    $      8.35    $      9.67     $     11.68
Income from investment operations:
 Net investment income .............           0.07            0.15            0.10           0.09           0.09            0.10
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................          (0.06)           0.88            1.95          (1.88)         (1.24)          (1.35)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.01            1.03            2.05          (1.79)         (1.15)          (1.25)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.15)          (0.10)         (0.02)         (0.08)          (0.11)
 From net realized gains ...........             --              --              --             --          (0.09)          (0.65)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.15)          (0.10)         (0.02)         (0.17)          (0.76)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.38     $      9.37     $      8.49    $      6.54    $      8.35     $      9.67
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           0.11%++        12.11%          31.30%       (21.39)%       (11.73)%         (10.69)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   380,618     $   374,416     $   272,411    $   188,942    $   240,617     $   248,565
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.25%+          0.24%           0.28%*         0.29%*         0.27%*          0.27%*
 Ratio of net investment income to
  average net assets ...............           1.52%+          1.72%           1.42%          1.27%          1.05%           0.94%
Portfolio turnover .................              1%++            5%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not Annualized
 *   Includes effect of expenses allocated from Master Investment Portfolio
     (note 1)
 ^ Portfolio turnover figure represents the period March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

60                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                     Mid/Small Company Index Class I
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     13.80     $     11.79     $      8.33    $     10.21    $     11.50     $     13.92
Income from investment operations:
 Net investment income .............           0.06            0.12            0.04           0.06           0.07            0.06
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................           0.18            1.99            3.47          (1.94)         (1.22)          (2.14)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.24            2.11            3.51          (1.88)         (1.15)          (2.08)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.10)          (0.05)            --          (0.05)          (0.05)
 From net realized gains ...........             --              --              --             --          (0.08)          (0.29)
 Return of capital .................             --              --              --             --          (0.01)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.10)          (0.05)            --          (0.14)          (0.34)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     14.04     $     13.80     $     11.79    $      8.33    $     10.21     $     11.50
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           1.74%++        17.86%          42.17%        (18.41)%        (9.90)%        (14.91)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $    58,743     $    56,156     $    56,880    $    27,427    $    30,220     $    33,805
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.53%+          0.52%           0.52%*         0.53%*         0.55%*          0.51%*
 Ratio of net investment income to
  average net assets ...............           0.96%+          0.95%           0.86%          0.70%          0.63%           0.52%
Portfolio turnover .................              4%++           22%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not Annualized
 *   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.                     61

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                        Mid/Small Company Index Class II
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     13.22     $     11.32     $      7.99    $      9.78    $     11.02     $     13.37
Income from investment operations:
 Net investment income .............           0.07            0.14            0.06           0.08           0.08            0.09
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................           0.18            1.89            3.34          (1.87)         (1.16)          (2.06)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.25            2.03            3.40          (1.79)         (1.08)          (1.97)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.13)          (0.07)            --          (0.08)          (0.09)
 From net realized gains ...........             --              --              --             --          (0.08)          (0.29)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.13)          (0.07)            --          (0.16)          (0.38)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     13.47     $     13.22     $     11.32    $      7.99    $      9.78     $     11.02
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           1.89%++        17.95%          42.53%        (18.30)%        (9.65)%        (14.75)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $    87,362     $    86,741     $    52,907    $    25,273    $    30,158     $    34,334
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.33%+          0.32%           0.32%*         0.33%*         0.35%*          0.31%*
 Ratio of net investment income to
  average net assets ...............           1.16%+          1.18%           1.06%          0.90%          0.83%           0.73%
Portfolio turnover .................              4%++           22%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not Annualized
 * Includes effect of expenses allocated from the Master Invesment Potrfolio (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004 to December 31, 2004. Prior to March 5, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

62                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      Overseas Equity Index Class I
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     10.17     $      8.65     $      6.36    $      7.78    $     10.13     $     12.75
Income from investment operations:
 Net investment income .............           0.13            0.15            0.11           0.10           0.09            0.16
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................          (0.32)           1.54            2.29          (1.40)         (2.30)          (2.10)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.19)           1.69            2.40          (1.30)         (2.21)          (1.94)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.17)          (0.11)         (0.12)         (0.07)          (0.11)
 From net realized gains ...........             --              --              --             --          (0.01)          (0.57)
 Return of capital .................             --              --              --             --          (0.06)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.17)          (0.11)         (0.12)         (0.14)          (0.68)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.98     $     10.17     $      8.65    $      6.36    $      7.78     $     10.13
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (1.87)%++       19.61%          37.75%        (16.73)%       (21.77)%       (15.21)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $    27,789     $    25,557     $    60,601    $    35,413    $    35,682     $    34,167
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           1.10%+          0.89%           0.69%*         0.70%*         0.68%*          0.67%*
 Ratio of net investment income to
  average net assets ...............           2.66%+          1.61%           1.77%          1.51%          1.05%           1.07%
Portfolio turnover .................              4%++^          12%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not Annualized
 *   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to December 31, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

                       See Notes to Financial Statements.                     63

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                      Overseas Equity Index Class II
                                        -----------------------------------------------------------------------------------------
                                       For the Period
                                      from January 1,
                                      2005 to June 30,
                                           2005                             For the Year Ended December 31,
                                        (Unaudited)        2004o           2003           2002           2001            2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $      9.64     $      8.20     $      6.04    $      7.40    $      9.64     $     12.19
Income from investment operations:
 Net investment income .............           0.14            0.18            0.11           0.12           0.10            0.13
 Net realized and unrealized gain
  (loss) on investments, futures
  contracts and foreign currency
  transactions .....................          (0.30)           1.46            2.17          (1.35)         (2.19)          (1.96)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.16)           1.64            2.28          (1.23)         (2.09)          (1.83)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.20)          (0.12)         (0.13)         (0.08)          (0.15)
 From net realized gains ...........             --              --              --             --          (0.01)          (0.57)
 Return of capital .................             --              --              --             --          (0.06)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.20)          (0.12)         (0.13)         (0.15)          (0.72)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $      9.48     $      9.64     $      8.20    $      6.04    $      7.40     $      9.64
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (1.66)%++       20.05%          37.85%        (16.59)%       (21.56)%        (15.02)%
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $    48,773     $    41,860     $    19,539    $     7,661    $     8,234     $     9,950
Ratios to average net assets:
 Ratio of expenses to average net
  assets ...........................           0.90%+          0.69%           0.49%*         0.50%*         0.48%*          0.47%*
 Ratio of net investment income to
  average net assets ...............           2.90%+          2.10%           1.89%          1.71%          1.28%           1.20%
Portfolio turnover .................              4%++           12%^           N/A            N/A            N/A             N/A

----------
 +   Annualized
++   Not Annualized
 *   Includes effect of expenses allocated from Master Investment Portfolio
     (Note 1)
 ^ Portfolio turnover figure represents the period from March 5, 2004, to December 31, 2004. Prior to December 31, 2004, portfolio turnover was calculated at the Master Investment Portfolio level.
 o   Per share amounts were calculated using the average shares outstanding.

64                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Model Portfolio
                                                                           Savings Oriented
                                        -----------------------------------------------------------------------------------------
                                       For the Period                                                              For the Period
                                       from January 1,                                                             from December 4,
                                       2005 to June 30,                                                                2000* to
                                            2005                        For the Year Ended December 31,               December 31,
                                        (Unaudited)        2004             2003           2002          2001             2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     24.21     $     23.53     $     21.92    $     22.91    $     25.09     $     25.00
Income from investment operations:
 Net investment income .............           0.30            0.66            0.54           0.64           0.96            0.16
 Net realized and unrealized gain
 (loss) on investments .............          (0.03)           0.70            1.64          (0.96)         (0.32)           0.21
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.27            1.36            2.18          (0.32)          0.64            0.37
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.68)          (0.57)         (0.61)         (1.47)          (0.15)
 From net realized gains ...........             --              --              --          (0.06)         (0.85)          (0.13)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.37)             --
 Return of capital .................             --              --              --             --          (0.13)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.68)          (0.57)         (0.67)         (2.82)          (0.28)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     24.48     $     24.21     $     23.53    $     21.92    $     22.91     $     25.09
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           1.12%++         5.78%           9.93%         (1.38)%         2.81%           1.48%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   272,374     $   260,976     $   202,264    $   159,497    $   137,029     $   101,093
Ratios to average net assets:
 Ratio of expenses to average
  net assets .......................           0.16%+          0.15%           0.16%          0.16%          0.18%           0.13%+
 Ratio of net investment income
  to average net assets ............           2.51%+          3.07%           2.60%          3.06%          3.76%           8.95%+
Portfolio turnover .................              5%++           42%             10%            10%            14%              2%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

                       See Notes to Financial Statements.                     65

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                            Model Portfolio
                                                                          Conservative Growth
                                        -----------------------------------------------------------------------------------------
                                       For the Period                                                              For the Period
                                       from January 1,                                                             from December 4,
                                       2005 to June 30,                                                                2000* to
                                            2005                        For the Year Ended December 31,               December 31,
                                        (Unaudited)        2004             2003           2002          2001             2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     22.87     $     21.95     $     19.54    $     21.52    $     24.81     $     25.00
Income from investment operations:
 Net investment income .............           0.24            0.56            0.43           0.53           0.83            0.14
 Net realized and unrealized gain
  (loss) on investments ............          (0.08)           0.92            2.42          (1.96)         (0.95)           0.33
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...           0.16            1.48            2.85          (1.43)         (0.12)           0.47
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.56)          (0.44)         (0.55)         (1.27)          (0.14)
 From net realized gains ...........             --              --              --             --          (1.17)          (0.52)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.53)             --
 Return of capital .................             --              --              --             --          (0.20)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.56)          (0.44)         (0.55)         (3.17)          (0.66)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     23.03     $     22.87     $     21.95    $     19.54    $     21.52     $     24.81
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................           0.70%++         6.74%          14.64%         (6.66)%         0.09%           1.89%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   486,655     $   480,096     $   376,001    $   280,787    $   280,813     $   236,682
Ratios to average net assets:
 Ratio of expenses to average
  net assets .......................           0.16%+          0.14%           0.15%          0.15%          0.15%           0.12%+
 Ratio of net investment income
  to average net assets ............           2.09%+          2.70%           2.29%          2.64%          3.17%           8.26%+
Portfolio turnover .................              4%++           27%              8%            12%            15%              1%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

66                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                        Model Portfolio
                                                                       Traditional Growth
                                      -----------------------------------------------------------------------------------------
                                     For the Period                                                              For the Period
                                     from January 1,                                                             from December 4,
                                     2005 to June 30,                                                                2000* to
                                          2005                        For the Year Ended December 31,               December 31,
                                      (Unaudited)        2004             2003           2002          2001             2000
                                      -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................  $     21.67     $     20.45     $     17.19    $     20.06    $     24.64     $     25.00
Income from investment operations:
 Net investment income .............         0.14            0.39            0.29           0.34           0.57            0.14
 Net realized and unrealized gain
  (loss) on investments ............        (0.10)           1.22            3.27          (2.88)         (1.69)           0.47
                                      -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...         0.04            1.61            3.56          (2.54)         (1.12)           0.61
                                      -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........           --           (0.39)          (0.30)         (0.33)         (0.92)          (0.14)
 From net realized gains ...........           --              --              --             --          (1.78)          (0.83)
 In excess of net realized gain
  on investments ...................           --              --              --             --          (0.62)             --
 Return of capital .................           --              --              --             --          (0.14)             --
                                      -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................           --           (0.39)          (0.30)         (0.33)         (3.46)          (0.97)
                                      -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....  $     21.71     $     21.67     $     20.45    $     17.19    $     20.06     $     24.64
                                      ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................         0.18%++         7.89%          20.68%        (12.64)%        (3.62)%          2.46%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...  $ 1,034,728     $ 1,005,076     $   795,581    $   566,555    $   571,357     $   489,791
Ratios to average net assets:
 Ratio of expenses to average
  net assets .......................         0.15%+          0.14%           0.15%          0.14%          0.15%           0.11%+
 Ratio of net investment income
  to average net assets ............         1.34%+          2.01%           1.73%          1.94%          2.20%           8.22%+
Portfolio turnover .................            3%++           14%              9%            11%            13%              0%++**

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than 1%

                       See Notes to Financial Statements.                     67

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Model Portfolio
                                                                           Long-Term Growth
                                     -------------------------------------------------------------------------------------------
                                     For the Period                                                              For the Period
                                     from January 1,                                                             from December 4,
                                     2005 to June 30,                                                                2000* to
                                          2005                        For the Year Ended December 31,               December 31,
                                      (Unaudited)        2004             2003           2002          2001             2000
                                      -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................  $     21.02     $     19.48     $     15.48    $     19.16    $     24.53     $     25.00
Income from investment operations:
 Net investment income .............         0.08            0.26            0.20           0.22           0.36            0.15
 Net realized and unrealized gain
  (loss) on investments ............        (0.10)           1.54            4.01          (3.67)         (2.39)           0.66
                                      -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...        (0.02)           1.80            4.21          (3.45)         (2.03)           0.81
                                      -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........           --           (0.26)          (0.21)         (0.22)         (0.62)          (0.15)
 From net realized gains ...........           --              --***        (0.00)***      (0.01)         (2.11)          (1.13)
 In excess of net realized gain
  on investments ...................           --              --              --             --          (0.59)             --
 Return of capital .................           --              --              --             --          (0.02)             --
                                      -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................           --           (0.26)          (0.21)         (0.23)         (3.34)          (1.28)
                                      -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....  $     21.00     $     21.02     $     19.48    $     15.48    $     19.16     $     24.53
                                      ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................        (0.10)%++        9.25%          27.21%        (18.01)%        (7.15)%          3.23%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...  $ 1,082,161     $ 1,040,507     $   820,777    $   528,710    $   533,348     $   467,522
Ratios to average net assets:
 Ratio of expenses to average
  net assets .......................         0.15%+          0.14%           0.14%          0.14%          0.15%           0.11%+
 Ratio of net investment income
  to average net assets ............         0.77%+          1.39%           1.33%          1.40%          1.40%           8.05%+
Portfolio turnover .................            1%++            8%              4%             9%            10%              0%++**

----------
  +  Annualized
 ++  Not annualized
  *  Commencement of operations
 **  Rounds to less than 1%
***  Rounds to less than $0.01

68                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                           Model Portfolio
                                                                          All-Equity Growth
                                       -------------------------------------------------------------------------------------------
                                       For the Period                                                              For the Period
                                       from January 1,                                                             from December 4,
                                       2005 to June 30,                                                                2000* to
                                            2005                        For the Year Ended December 31,               December 31,
                                        (Unaudited)        2004             2003           2002          2001             2000
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, beginning of
 period ............................    $     21.39     $     19.49     $     14.68    $     19.41    $     24.27     $     25.00
Income from investment operations:
 Net investment income (loss) ......          (0.02)           0.11            0.07           0.06           0.13            0.16
 Net realized and unrealized gain
  (loss) on investments ............          (0.17)           1.90            4.81          (4.73)         (3.05)           0.72
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total from investment operations ...          (0.19)           2.01            4.88          (4.67)         (2.92)           0.88
                                        -----------     -----------     -----------    -----------    -----------     -----------
Less distributions:
 From net investment income ........             --           (0.11)          (0.07)         (0.06)         (0.42)          (0.16)
 From net realized gains ...........             --              --              --             --          (1.02)          (1.45)
 In excess of net realized gain
  on investments ...................             --              --              --             --          (0.49)             --
 Return of capital .................             --              --           (0.00)**          --          (0.01)             --
                                        -----------     -----------     -----------    -----------    -----------     -----------
Total distributions ................             --           (0.11)          (0.07)         (0.06)         (1.94)          (1.61)
                                        -----------     -----------     -----------    -----------    -----------     -----------
Net Asset Value, end of period .....    $     21.20     $     21.39     $     19.49    $     14.68    $     19.41     $     24.27
                                        ===========     ===========     ===========    ===========    ===========     ===========
Total return .......................          (0.89)%++       10.30%          33.26%        (24.07)%       (11.13)%          3.53%++
Ratios/Supplemental data:
 Net assets, end of period (000) ...    $   245,101     $   216,415     $   128,145    $    54,779    $    37,812     $    11,697
Ratios to average net assets:
 Ratio of expenses to average
  net assets .......................           0.17%+          0.16%           0.17%          0.18%          0.20%           0.13%+
 Ratio of net investment income
  (loss) to average net assets .....          (0.17)%+         0.64%           0.59%          0.45%          0.21%           9.23%+
Portfolio turnover .................              1%++            9%              3%             6%            18%              2%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations
**   Rounds to less than $0.01

                       See Notes to Financial Statements.                     69

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                              Milestone Retirement Income
                                                                             ----------------------------
                                                                                     For the Period
                                                                                     from January 3,
                                                                                     2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.07
 Net realized and unrealized gain on investments ................................             0.04
                                                                                       -----------
Total from investment operations ................................................             0.11
                                                                                       -----------
Net Asset Value, end of period ..................................................      $     10.11
                                                                                       ===========
Total return ....................................................................             1.10%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $     6,506
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             1.88%+
 Ratio of net investment income to average net assets ...........................             1.24%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             2.97%+
Portfolio turnover ..............................................................                9%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

70                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                      Milestone 2010
                                                                                    ------------------
                                                                                     For the Period
                                                                                     from January 3,
                                                                                    2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.05
                                                                                       -----------
Total from investment operations ................................................             0.05
                                                                                       -----------
Net Asset Value, end of period ..................................................      $     10.05
                                                                                       ===========
Total return ....................................................................             0.50%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $    16,951
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             0.82%+
 Ratio of net investment income to average net assets ...........................             1.47%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             2.15%+
Portfolio turnover ..............................................................                3%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

                       See Notes to Financial Statements.                     71

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                      Milestone 2015
                                                                                    ------------------
                                                                                     For the Period
                                                                                     from January 3,
                                                                                    2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.04
 Net realized and unrealized loss on investments ................................            (0.02)
                                                                                       -----------
Total from investment operations ................................................             0.02
                                                                                       -----------
Net Asset Value, end of period ..................................................      $     10.02
                                                                                       ===========
Total return ....................................................................             0.20%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $    22,508
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             0.70%+
 Ratio of net investment income to average net assets ...........................             1.01%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             1.56%+
Portfolio turnover ..............................................................                6%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

72                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                      Milestone 2020
                                                                                    ------------------
                                                                                     For the Period
                                                                                     from January 3,
                                                                                    2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.03
 Net realized and unrealized loss on investments ................................            (0.02)
                                                                                       -----------
Total from investment operations ................................................             0.01
                                                                                       -----------
Net Asset Value, end of period ..................................................      $     10.01
                                                                                       ===========
Total return ....................................................................             0.10%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $    14,344
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             0.99%+
 Ratio of net investment income to average net assets ...........................             0.42%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             1.26%+
Portfolio turnover ..............................................................                0%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

                       See Notes to Financial Statements.                     73

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                      Milestone 2025
                                                                                   ------------------
                                                                                     For the Period
                                                                                     from January 3,
                                                                                    2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.02
 Net realized and unrealized loss on investments ................................            (0.03)
                                                                                       -----------
Total from investment operations ................................................            (0.01)
                                                                                       -----------
Net Asset Value, end of period ..................................................      $      9.99
                                                                                       ===========
Total return ....................................................................            (0.10)%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $    10,180
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             1.34%+
 Ratio of net investment loss to average net assets .............................            (0.26)%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.93%+
Portfolio turnover ..............................................................                4%++

----------
 + Annualized
++ Not annualized
 * Commencement of operations

74                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                      Milestone 2030
                                                                                    ------------------
                                                                                      For the Period
                                                                                      from January 3,
                                                                                     2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.02
 Net realized and unrealized loss on investments ................................            (0.05)
                                                                                       -----------
Total from investment operations ................................................            (0.03)
                                                                                       -----------
Net Asset Value, end of period ..................................................      $      9.97
                                                                                       ===========
Total return ....................................................................            (0.30)%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $     4,563
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             2.73%+
 Ratio of net investment loss to average net assets .............................            (1.90)%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.68%+
Portfolio turnover ..............................................................               15%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

                       See Notes to Financial Statements.                     75

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                      Milestone 2035
                                                                                    ------------------
                                                                                      For the Period
                                                                                      from January 3,
                                                                                     2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.01
 Net realized and unrealized loss on investments ................................            (0.05)
                                                                                       -----------
Total from investment operations ................................................            (0.04)
                                                                                       -----------
Net Asset Value, end of period ..................................................      $      9.96
                                                                                       ===========
Total return ....................................................................            (0.40)%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $     2,119
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             4.55%+
 Ratio of net investment loss to average net assets .............................            (4.03)%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.37%+
Portfolio turnover ..............................................................               16%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

76                     See Notes to Financial Statements.

                               VANTAGEPOINT FUNDS

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                      Milestone 2040
                                                                                    ------------------
                                                                                      For the Period
                                                                                      from January 3,
                                                                                     2005* to June 30,
                                                                                          2005
                                                                                       (Unaudited)
                                                                                       -----------
Net Asset Value, beginning of period ............................................      $     10.00
Income from investment operations:
 Net investment income ..........................................................             0.01
 Net realized and unrealized loss on investments ................................            (0.05)
                                                                                       -----------
Total from investment operations ................................................           (0.04)
                                                                                       -----------
Net Asset Value, end of period ..................................................      $      9.96
                                                                                       ===========
Total return ....................................................................            (0.40)%++
Ratios/Supplemental data:
 Net assets, end of period (000) ................................................      $     1,239
Ratios to average net assets:
 Ratio of expenses to average net assets ........................................             7.12%+
 Ratio of net investment loss to average net assets .............................            (6.61)%+
Ratio of expenses to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.15%+
Ratio of net investment income to average net assets after expense reductions and
 reimbursed expenses ............................................................             0.36%+
Portfolio turnover ..............................................................               28%++

----------
 +   Annualized
++   Not annualized
 *   Commencement of operations

                       See Notes to Financial Statements.                     77

                               VANTAGEPOINT FUNDS

                        NOTES TO THE FINANCIAL STATEMENTS
                                   (Unaudited)

1.   Organization

The Vantagepoint Funds (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. The Company commenced operations on March 1, 1999 and as of June 30, 2005 consists of the following series:

The "Actively Managed Funds":      The "Index Funds":
Money Market Fund                  Core Bond Index Fund
Short-Term Bond Fund(1)            500 Stock Index Fund
US Government Securities Fund      Broad Market Index Fund
Asset Allocation Fund              Mid/Small Company Index Fund
Equity Income Fund                 Overseas Equity Index Fund
Growth & Income Fund
Growth Fund
Aggressive Opportunities Fund
International Fund


The "Model Portfolio Funds":                  The "Milestone Funds":
Model Portfolio Savings Oriented Fund         Milestone Retirement Income Fund
Model Portfolio Conservative Growth Fund      Milestone 2010 Fund
Model Portfolio Traditional Growth Fund       Milestone 2015 Fund
Model Portfolio Long-Term Growth Fund         Milestone 2020 Fund
Model Portfolio All-Equity Growth Fund        Milestone 2025 Fund
                                              Milestone 2030 Fund
                                              Milestone 2035 Fund
                                              Milestone 2040 Fund

On December 4, 2000, the Model Portfolio Funds commenced operations by acquiring all of the assets of certain funds of the VantageTrust (the "Trust Funds"). The acquisition was accomplished by a tax-free transfer of net assets of the corresponding Trust Funds in exchange for shares in the newly formed funds. Additionally, the Short-Term Bond Fund commenced operations on this date.

The Actively Managed, Model Portfolio and Milestone Funds offer a single class of shares. The Index Funds offer two classes of shares: Class I Shares and Class II Shares. The two classes of shares differ principally in their respective level of account-based services and the fees associated with such services. Ordinary dividends to shareholders are allocated to each class, based upon shares outstanding on the date of distribution. Neither class has preferential dividend rights. Differences in per share dividend rates are generally due to differences in separate class expenses.

     Model Portfolio Structure

The Model Portfolio Funds invest entirely in other series of the Company ("underlying funds"). Vantagepoint Investment Advisers, LLC ("VIA") may approve allocation changes to the underlying funds based on its periodic analysis to identify the allocation of assets among the different funds

----------
1 On November 8, 2004, the Vantagepoint Income Preservation Fund changed its name to the Vantagepoint Short-Term Bond Fund and underwent changes in its investment objective, strategies and subadvisers.

                               VANTAGEPOINT FUNDS
of the Company that is optimum for each Model Portfolio. The underlying funds of each Model Portfolio Fund and the current target percentage investment in each underlying fund are as follows:

                        Short-       US        Core            Growth
                         Term    Government    Bond   Equity      &                Aggressive
                         Bond    Securities   Index   Income   Income   Growth   Opportunities   International
                       -------- ------------ ------- -------- -------- -------- --------------- --------------
 Savings Oriented         35%        10%        30%     10%      10%       0%          0%             5%
 Conservative Growth      30%         0%        30%     10%      10%       8%          5%             7%
 Traditional Growth       20%         0%        20%     10%      15%      15%         10%            10%
 Long-Term Growth          0%         0%        20%     13%      20%      20%         15%            12%
 All-Equity Growth         0%         0%         0%     15%      20%      30%         20%            15%

     The Milestone Fund Structure

The Milestone Funds invest entirely in other series of the Company (underlying funds). The Milestone Funds commenced operations on January 3, 2005. Each fund received $500,000 in exchange for shares purchased by the ICMA Retirement Corporation ("ICMA-RC"), the parent company of VIA.

The Milestone Funds are designed to serve as investing vehicles for retirement assets. Each fund invests in a professionally selected combination of equity and fixed income funds that is believed to be appropriate given the time remaining until a stated retirement date. VIA adjusts the asset allocation of each "dated" Milestone Fund to become more conservative as the designated year approaches. Each of these funds invests in certain other underlying funds rather than investing directly in a portfolio of securities. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various Vantagepoint Funds in differing allocations. The underlying funds of each Milestone Fund and the current target percentage investment in each underlying fund are as follows:

                                Short-    Core            Growth            Mid/Small
                                 Term     Bond   Equity      &               Company
                                 Bond    Index   Income   Income   Growth     Index    International
                               -------- ------- -------- -------- -------- ---------- --------------
 Milestone Retirement Income      35%      35%     10%      15%      0%        0%         5%
 Milestone 2010                   20%      30%     10%      27%      5%        0%         8%
 Milestone 2015                   10%      25%      9%      31%      6%        7%        12%
 Milestone 2020                    5%      23%      9%      33%      7%        9%        14%
 Milestone 2025                    0%      20%      9%      37%      7%       11%        16%
 Milestone 2030                    0%      15%      8%      37%      8%       13%        19%
 Milestone 2035                    0%      10%      7%      40%      8%       15%        20%
 Milestone 2040                    0%      10%      7%      40%      8%       15%        20%

Since the Model Portfolio and Milestone Funds invest entirely in other series of the Company, investment earnings are composed of:

     1.   dividend and capital gain distributions from the underlying funds

     2. unrealized appreciation/depreciation on investments in the underlying funds

     3. realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio and Milestone Funds.

     Change in Structure of Index Funds

On December 11, 2003, the Board of Directors of the Company approved the transfer of the Index Funds from a Master-Feeder structure to a stand-alone structure where each Index Fund has an investment adviser and subadviser. In a Master-Feeder structure, a feeder fund invests in a master portfolio that invests in individual securities and has substantially the same investment objectives

                               VANTAGEPOINT FUNDS
as the feeder fund. In a stand-alone structure, a fund invests directly in individual securities. On March 8, 2004, the Index Funds began investing in securities directly. The Board also approved the discontinuation of investing in Barclays Global Fund Advisors' Master Investment Portfolios ("Master Portfolios") in conjunction with the new fund structure. The new subadviser to the Index Funds is Mellon Capital Management Corporation. This transition occurred on March 8, 2004. On March 8, 2004, the Index Funds received assets in each fund as follows:

                                                                             Mid/Small       Overseas
                               Core Bond      500 Stock      Broad Market     Company         Equity
                             ------------    ------------    ------------   ------------    -----------
Received assets              $617,378,547    $339,746,824    $577,597,655   $132,704,425    $50,359,599
                             ============    ============    ============   ============    ===========
Unrealized Appreciation/
 (Depreciation)              $ (1,699,132)   $164,261,037    $149,463,973   $ 44,498,556    $17,924,012
                             ============    ============    ============   ============    ===========

As of March 8, 2004, the received assets for each fund included the above-noted amounts of unrealized appreciation (depreciation) from a tax-free redemption. The accounting policies of the Index Funds, when the Index Funds were invested in the Master Portfolios from January 1, 2004 through March 5, 2004, were the same as the Index Funds' policies disclosed herein.

     Transition of Income Preservation Fund to Short-Term Bond Fund

On November 8, 2004, the name, investment objective, investment strategies and certain subadvisers of the Vantagepoint Income Preservation Fund were changed. Pacific Investment Management Company, LLC ("PIMCO") and Wellington Management Company, LLP ("Wellington") were terminated in September 2004 as subadvisers. STW Fixed Income Management Ltd. started as a subadviser in November 2004 and Payden & Rygel Investment Counsel ("Payden and Rygel") continues as a subadviser. The Board of Directors of the Company took these actions because it concluded that it was not likely that the fund would be able to continue, over the long term, to follow its investment strategy of using wrapper agreements to seek to preserve capital and maintain a stable net asset value per share. The Board's conclusion was based on, among other things, the regulatory uncertainty about the method of valuing wrapper agreements.

In early August 2004, at the direction of VIA, the fund's investment adviser, the average duration of the fund's portfolio was shortened to approximately 1.5 years, as permitted by the fund's investment guidelines. Beginning in early September 2004, those portions of the fund's portfolio subadvised by Wellington and PIMCO were placed under the management of the fund's remaining subadviser, Payden & Rygel. In order to seek to maintain a stable net asset value, Payden & Rygel invested the fund's assets in a portfolio of short-term fixed income instruments with less than 60 days to maturity ("Interim Portfolio"). Payden & Rygel constructed the Interim Portfolio and continued to subadvise the portfolio, subject to VIA's oversight. Shortly before the November 8, 2004 conversion took place, the Interim Portfolio matured and the fund's assets were primarily invested in cash and cash equivalents for a brief period of time. By investing its assets in this manner, the fund was able to maintain a stable net asset value of $100 per share until the November 8, 2004 conversion.

The Vantagepoint Short-Term Bond Fund retains the historical performance, the ticker symbol, and cusip number of the Vantagepoint Income Preservation Fund. While the fund's goal is to seek total return that is consistent with preservation of capital, there is no assurance that the fund will be able to do so. As a short-term bond fund, the fund's investment returns are expected to be more volatile and will vary depending on market conditions, particularly over the short-term. The fund's net asset value will fluctuate. Information statements related to the changes were sent to shareholders on October 15, 2004 and February 14, 2005. The changes were also filed in the supplements to the prospectus dated May 1, 2004, as amended on September 2, 2004 and November 8, 2004.

                               VANTAGEPOINT FUNDS

2.   Significant Accounting Policies

The Company's significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America. Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets, and liabilities including the disclosure of contingent assets and liabilities at the date of the financial statements as well as the revenue and expense amounts during the reporting period. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

     Investment Policy and Security Valuation

The equity securities held by each fund normally are valued at the last reported sale price on the exchange on which the security is principally traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations' National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Equity securities not traded on an exchange or on NASDAQ normally are valued at the last reported sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the security is normally valued at the mean between the highest bid price and the lowest priced offer obtained from quotation services believed to be reliable. Fixed income debt securities, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a remaining maturity of less than 60 days, are valued at amortized cost. Prices for other fixed income securities are normally obtained from a commercial pricing service that may use pricing matrices or other methodologies designed to identify the value of fixed income securities. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Company's Board of Directors.

Each Model Portfolio and Milestone Fund is diversified among various asset classes reflecting different risk and reward tradeoff potentials. On each business day, shares of the underlying funds are valued and reported at their net asset value.

The Money Market Fund invests all of its assets in the AIM Short-Term Investments Trust Liquid Assets Portfolio Institutional Class. The AIM Short-Term Investments Trust Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. Amortized cost, which is a security's historical cost adjusted for amortization of discount or premium, if any, approximates market value.

     Valuation of Foreign Securities

For foreign equity securities that are principally traded in markets outside North and South America, effective October 1, 2004, the Company's Board of Directors has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security. The Company's Board of Directors has approved use of the fair value prices provided by the service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are principally traded in markets outside North and South America. In the event prices for such foreign security are not available through the service or another fair value pricing service approved by the Company's Board of Directors, the security may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security, in accordance with the funds' valuation procedures.

     When Issued Securities

When issued securities or "To Be Announced" securities are held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

                               VANTAGEPOINT FUNDS

     Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange using the Reuters snap-shot at 12 pm Eastern Time each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

     Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date net of applicable taxes withheld by foreign countries, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes.

     Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly to shareholders of the Core Bond Index Fund, the Short-Term Bond Fund and US Government Securities Fund. Dividends from net investment income are declared daily and paid monthly to shareholders of the Money Market Fund. Prior to November 2004, dividends from net investment income were declared daily and paid monthly to shareholders of the Short-Term Bond Fund (formerly the Income Preservation Fund). For the remaining Actively Managed Funds and the Index Funds as well as the Model Portfolio and Milestone Funds, dividends from net investment income are declared and paid annually to shareholders. Distributions from any net realized capital gains are generally declared and paid annually to shareholders. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the funds, dividends payable, and differing characterization of distributions made by each fund as a whole. Net investment income per share calculations in the Financial Highlights were not affected by these reclassifications.

Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. These include net operating losses not utilized during the current year, commission adjustments, foreign currency gains and losses, returns of capital, recharacterized distributions, and adjustments relating to dispositions of REIT and PFIC securities. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

     Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized

                               VANTAGEPOINT FUNDS
capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision for federal income or excise taxes is required.

     Futures Contracts

The funds may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the fund is required to segregate cash or liquid instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amounts of risk under such futures may exceed the amounts reflected in the financial statements. As of June 30, 2005, the following funds had open futures contracts:

     Asset Allocation Fund

                                                                      Underlying         Net
Number of                                                            Face Amount      Unrealized
Contracts    Exchange           Contract         Expiration Date       at Value      Depreciation
----------- ---------- ------------------------- ----------------- --------------- ---------------
      3     CME        E-MINI S&P 500 Index      September 2005     $    179,325    $     (1,290)
    460     CBT        S&P 500 Index             September 2005     $137,482,500      (1,105,150)
    392     CME        U.S. Treasury Long Bond   September 2005     $ 46,550,000        (927,937)
                                                                                    ------------
                                                 Total Unrealized Depreciation      $ (2,034,377)
                                                                                    ============

     500 Stock Index Fund

                                                                  Underlying       Net
Number of                                                        Face Amount    Unrealized
Contracts    Exchange         Contract        Expiration Date      at Value    Depreciation
----------- ---------- ---------------------- ----------------- ------------- -------------
  121       CME        E-MINI S&P 500 Index   September 2005     $7,232,775     $ (46,638)
                                                                                ---------
                                              Total Unrealized Depreciation     $ (46,638)
                                                                                =========

     Broad Market Index Fund

                                                                                    Net
                                                                  Underlying     Unrealized
Number of                                                        Face Amount   Appreciation/
Contracts    Exchange         Contract        Expiration Date      at Value    (Depreciation)
----------- ---------- ---------------------- ----------------- ------------- ---------------
      8     CME        E-MINI Russell Index   September 2005     $  514,480      $   7,870
     51     CME        E-MINI S&P 500 Index   September 2005     $3,048,525        (19,875)
                                                                                 ---------
                                              Total Unrealized Depreciation      $ (12,005)
                                                                                 =========

                               VANTAGEPOINT FUNDS

     Mid/Small Company Index Fund

                                                                      Underlying       Net
Number of                                                            Face Amount    Unrealized
Contracts    Exchange           Contract          Expiration Date      at Value    Appreciation
----------- ---------- -------------------------- ----------------- ------------- -------------
  17        CME        E-MINI Russell Index       September 2005     $1,093,270      $19,000
  14        CME        E-MINI S&P MID 400 Index   September 2005     $  963,690        2,280
                                                                                     -------
                                                  Total Unrealized Appreciation      $21,280
                                                                                     =======

     Overseas Equity Index Fund

                                                                    Underlying       Net
Number of                                                          Face Amount    Unrealized
Contracts    Exchange          Contract         Expiration Date      at Value    Appreciation
----------- ---------- ------------------------ ----------------- ------------- -------------
     31     EUX        DJ Stoxx 50 Eurodollar   September 2005       $818,826      $ 7,374
     10     LSU        FTSE 100 Index           September 2005       $918,236        5,822
      7     TSE        Topix Index              September 2005       $741,110        8,831
                                                                                   -------
                                                Total Unrealized Appreciation      $22,027
                                                                                   =======

     Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements. Realized and unrealized gains or losses on forward foreign currency exchange contracts are reflected in the accompanying financial statements. As of June 30, 2005, the funds had the following open forward foreign currency exchange contracts outstanding:

     Aggressive Opportunities Fund

                             Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2005      Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   ---------------
Purchase Contracts
Australian Dollar          07/01/2005     $  84,126                      $   83,834         $    (292)
British Pound Sterling     07/01/2005       513,123                         507,476            (5,647)
                           08/01/2005     3,549,667                       4,285,137           735,470
Euro Dollar                07/01/2005       480,157                         479,761              (396)
                           08/01/2005     6,038,705                       7,623,803         1,585,098
Japanese Yen               07/01/2005       515,591                         510,793            (4,798)
                           08/01/2005     3,318,942                       3,286,019           (32,923)
Malaysian Ringgit          07/04/2005        32,446                          32,423               (23)
New Zealand Dollar         08/01/2005       406,144                         527,170           121,026
Swedish Krona              07/01/2005         7,233                           7,231                (2)
                           07/04/2005        13,435                          13,409               (26)
                           07/20/2005     1,392,250                       1,326,525           (65,725)
Swiss Franc                08/02/2005       897,170                       1,015,532           118,362
                                                                                            -----------
                                          Net Gain on Purchase Contracts                    $2,450,124

                               VANTAGEPOINT FUNDS

                             Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2005       Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   ----------------
Sale Contracts
Australian Dollar          07/05/2005         $  255,391                $   256,114       $       (723)
                           07/20/2005          7,071,089                  7,133,131            (62,042)
                           08/02/2005          4,031,960                  6,006,689         (1,974,729)
British Pound Sterling     07/20/2005         11,644,470                 11,471,641            172,829
                           08/01/2005         17,432,460                 20,955,531         (3,523,071)
Canadian Dollar            07/05/2005            229,924                    231,398             (1,474)
                           07/20/2005         22,872,264                 23,455,554           (583,290)
                           03/28/2006          8,391,267                  8,323,524             67,743
                           06/23/2006         17,192,862                 17,333,256           (140,394)
Danish Krone               07/20/2005          1,697,386                  1,660,812             36,574
                           08/01/2005          2,005,175                  2,518,618           (513,443)
Euro Dollar                07/01/2005            138,720                    138,605                115
                           07/20/2005         17,368,560                 16,978,732            389,828
                           08/01/2005         28,613,280                 35,727,115         (7,113,835)
                           12/29/2005          2,693,806                  2,489,841            203,965
                           06/23/2006         20,465,153                 20,398,316             66,837
Hong Kong Dollar           07/05/2005            102,901                    102,873                 28
Japanese Yen               07/01/2005            412,052                    412,182               (130)
                           07/20/2005         16,336,455                 15,873,776            462,679
                           08/01/2005         34,026,829                 32,980,466          1,046,363
                           06/23/2006         78,224,010                 76,324,929          1,899,081
New Zealand Dollar         07/20/2005          4,039,238                  3,986,254             52,984
                           08/01/2005            324,216                    527,170           (202,954)
Republic of Korea Won      07/01/2005            356,103                    356,127                (24)
                           07/20/2005          7,128,442                  6,962,052            166,390
Singapore Dollar           07/20/2005            664,915                    655,872              9,043
Swedish Krona              08/01/2005          3,491,968                  4,491,121           (999,153)
Swiss Franc                07/01/2005             42,362                     42,521               (159)
                           07/04/2005             26,321                     26,389                (68)
                           07/20/2005          8,338,706                  8,076,071            262,635
                           08/02/2005            914,004                  1,015,532           (101,528)
                                                                                          ------------
                                          Net Loss on Sale Contracts                      $(10,379,923)
                                                                                          ------------
                                          Net Unrealized Loss on Forward
                                           Foreign Currency Contracts                     $ (7,929,799)
                                                                                          ============

     Growth Fund

                     Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency               Date        Cost/Proceeds (U.S.$)      at June 30, 2005      Gain/(Loss)
------------------ ------------   -----------------------   -------------------   ---------------
Sale Contracts
Hong Kong Dollar   07/01/2005           $   3,129                 $  3,128            $     1
Swiss Franc        07/01/2005             101,609                  101,870               (261)
                                                                                      -------
                                  Net Loss on Sale Contracts                          $  (260)
                                                                                      -------
                                  Net Unrealized Loss on Forward
                                   Foreign Currency Contracts                         $  (260)
                                                                                      =======

                               VANTAGEPOINT FUNDS

     International Fund

                             Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2005      Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   ---------------
Purchase Contracts
British Pound Sterling     09/28/2005     $2,737,381                     $2,695,270         $ (42,111)
Canadian Dollar            07/29/2005        520,302                        528,972             8,670
Euro Dollar                07/01/2005        459,098                        460,071               973
                           07/05/2005        158,785                        159,206               421
                           07/13/2005        423,731                        391,064           (32,667)
Hong Kong Dollar           07/01/2005        260,302                        260,232               (70)
                           07/05/2005          4,653                          4,652                (1)
Japanese Yen               07/01/2005        491,120                        486,279            (4,841)
                           07/05/2005        216,179                        216,228                49
South African Rand         07/01/2005         31,712                         31,448              (264)
Swiss Franc                07/01/2005        132,114                        131,844              (270)
                           07/07/2005        621,181                        621,900               719
                                                                                            -----------
                                          Net Loss on Purchase Contracts                    $ (69,392)
Sale Contracts
British Pound Sterling     07/05/2005     $   66,479                     $   66,568         $     (89)
Canadian Dollar            07/01/2005          2,644                          2,661               (17)
                           07/05/2005         69,699                         70,174              (475)
                           07/29/2005      1,555,000                      1,586,685           (31,685)
Euro Dollar                07/05/2005        363,995                        364,930              (935)
                           07/07/2005      1,618,000                      1,520,825            97,175
Japanese Yen               07/01/2005        285,449                        285,125               324
                           07/07/2005      1,570,000                      1,523,079            46,921
                           07/20/2005      1,534,000                      1,478,660            55,340
South African Rand         07/13/2005        423,731                        391,535            32,196
Swiss Franc                07/01/2005        498,943                        497,737             1,206
                           07/05/2005      1,036,841                      1,037,710              (869)
                           07/07/2005        664,000                        621,900            42,100
                           08/18/2005        720,000                        684,248            35,752
                           09/20/2005      1,335,000                      1,268,518            66,482
                           09/28/2005      2,737,381                      2,717,299            20,082
                                                                                            -----------
                                          Net Gain on Sale Contracts                        $ 363,508
                                                                                            -----------
                                          Net Unrealized Gain on Forward
                                           Foreign Currency Contracts                       $ 294,116
                                                                                            ===========

                              VANTAGEPOINT FUNDS

     Overseas Equity Index Fund

                             Exchange         Foreign Currency       U.S. Dollar Value     Net Unrealized
Currency                       Date        Cost/Proceeds (U.S.$)      at June 30, 2005      Gain/(Loss)
------------------------   ------------   -----------------------   -------------------   ---------------
Purchase Contracts
British Pound Sterling     09/15/2005     $1,191,483                     $1,172,749         $  (18,734)
Euro Dollar                09/15/2005      1,626,819                      1,618,951             (7,868)
Japanese Yen               09/15/2005      1,009,602                        982,747            (26,855)
                                                                                            ----------
                                          Net Loss on Purchase Contracts                    $  (53,457)
Sale Contracts
British Pound Sterling     09/15/2005     $  274,414                     $  270,648         $    3,766
Euro Dollar                09/15/2005        575,400                        572,772              2,628
Japanese Yen               09/15/2005        214,237                        208,485              5,752
                                                                                            ----------
                                          Net Gain on Sale Contracts                        $   12,146
                                                                                            ----------
                                          Net Unrealized Loss on Forward
                                           Foreign Currency Contracts                       $  (41,311)
                                                                                            ==========

     Option Contracts

The Short-Term Bond Fund may use options to obtain exposure to fixed income sectors without incurring leverage. The International and Aggressive Opportunities Funds may use options for currency management. Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security which the fund purchases upon exercise will be increased by the premium originally paid.

When a fund writes a call or put option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/ written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the fund purchased upon exercise.

Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations. There are no other transaction fees associated with option contracts other than the premium paid or received. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised.

At June 30, 2005, there were no written options.

     Swap Agreements

The Short-Term Bond, US Government Securities, and Core Bond Index Funds may invest in swap agreements to manage interest rate and credit exposure. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate

                               VANTAGEPOINT FUNDS
swap agreements involve the exchange between two parties of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as a component of net realized gain (loss). Entering into these agreements involves, to varying degrees, elements of credit, default, prepayment, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, the counterparty to these agreements may default on its obligation to perform and there may be unfavorable changes in interest rates.

As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of net realized gain (loss) in the Statement of Operations. This change does not affect the calculation of Net Asset Value per share. The effect of this reclassification was to increase net investment income and reduce net realized gain by $180,971 for the year ended December 31, 2004.

At June 30, 2005, there were no open swap agreements.

     Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each fund's Schedule of Investments. The funds require that the cash investment be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is VIA's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on June 30, 2005 are collateralized by U.S. Government securities. If the custodian or counterparty becomes bankrupt, the funds' realization of collateral might be delayed, or the funds may incur a cost or possible losses of principal and income in selling the collateral.

     Wrapper Agreements

Until its transition to the Short-Term Bond Fund on November 8, 2004, the Income Preservation Fund sought to maintain a stable net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers"). These agreements were designed to maintain the fund's NAV at a stable share price. These agreements generally offset differences between daily market value and book value for the fixed income securities. Risks of purchasing wrapper agreements included the possibility that the wrapper agreement purchased by the fund could fail to achieve the goal of limiting fluctuations in the fund's NAV. Risks also included potential changes in regulatory guidelines for wrapper agreements. Wrap providers did not assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaulted on payment of principal or interest or had its credit rating downgraded, the fund could have to sell such a security quickly and at a price that may not reflect its book value, and the wrapper agreements would not shield the fund from any resultant loss. Additionally, the wrapper agreements were not liquid investments. The fund had wrapper agreements with Bank of America, N.A. and AIG Financial Products and the contractual fee related to both these agreements was 0.13% of the average net assets assigned to each contract of the fund. The fund's wrapper agreements expired on November 5, 2004.


3.   Agreements and Other Transactions with Affiliates

VIA, a wholly-owned subsidiary of ICMA-RC, provides investment advisory services to each of the Actively Managed, Index, Model Portfolio and Milestone Funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively

                               VANTAGEPOINT FUNDS

Managed and Milestone Fund and 0.05% of the average daily net assets of the Index Funds.

Effective July 1, 2005 the advisory fee paid to VIA for each Model Portfolio Fund is calculated as follows:

     o    0.10% on the first $500 million of net assets

     o    0.09% on the next $500 million of net assets

     o    0.08% on net assets over $1 billion.

VIA and the Company contract with one or more subadvisers ("Subadvisers") for the day-to-day management of each of the funds other than the Money Market, Model Portfolio and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets of a fund increase the rate of fee paid decreases. With other Subadvisers, one fee is applicable to all levels of assets under management. Additional information about each subadviser's fee are presented in greater detail in the funds' prospectus and statement of additional information. Presented below are the fees paid by the funds during the six months ended June 30, 2005. Fees are shown as an annual percentage of average net assets under management as well as total dollars paid. The total dollars paid may represent amounts paid to the Subadvisers for services performed during the third quarter 2004, fourth quarter of 2004 and the first quarter of 2005.

                                                                    Contractual Fee
                                                                    as a Percentage
                                                                    of Average Daily
Fund                                      Subadviser                   Net Assets     Dollars Paid
-------------------------- --------------------------------------- ----------------- -------------
Short-Term Bond            Payden & Rygel Investment Counsel           0.09%          $  133,732
                           STW Fixed Income Management Ltd.            0.19              184,920

US Government Securities   Mellon Capital Management Corporation       0.06               67,986

Asset Allocation           Mellon Capital Management Corporation       0.23              883,145

Equity Income              Barrow, Hanley, Mewhinney &
                           Strauss, Inc.                               0.24              456,992
                           T. Rowe Price Associates, Inc.              0.38              618,063
                           Southeastern Asset Management, Inc.         0.54              896,776

Growth & Income            Capital Guardian Trust Company*             0.24              523,602
                           T. Rowe Price Associates, Inc.              0.38              521,845
                           Wellington Management Company, LLP          0.28              426,067

Growth**                   Brown Capital Management, Inc.              0.28              961,375
                           Goldman Sachs Asset Management, L.P.        0.22                   --
                           Fidelity Management &
                             Research Company***                       0.61            2,289,170
                           Legg Mason Capital Management, Inc.         0.39                   --
                           Peregrine Capital Management, Inc.          0.41            1,462,426
                           Tukman Capital Management, Inc.             0.50            1,711,155
                           Westfield Capital Management
                             Company, LLC                              0.34                   --

Aggressive Opportunities   Southeastern Asset Management, Inc.         0.78            1,363,587
                           T. Rowe Price Associates, Inc.              0.57            1,005,797
                           Wellington Management
                             Company, LLP****                          0.68            1,278,499

                               VANTAGEPOINT FUNDS

                                                                   Contractual Fee
                                                                   as a Percentage
                                                                   of Average Daily
Fund                                     Subadviser                   Net Assets     Dollars Paid
------------------------- --------------------------------------- ----------------- -------------
International             Artisan Partners Limited Partnership           0.70%       $1,028,318
                          Capital Guardian Trust Company*****            0.41           886,497

Core Bond Index           Mellon Capital Management Corporation          0.02           136,493

500 Stock Index           Mellon Capital Management Corporation          0.02            36,020

Broad Market Index        Mellon Capital Management Corporation          0.02            64,608

Mid/Small Company Index   Mellon Capital Management Corporation          0.05            36,064

Overseas Equity Index     Mellon Capital Management Corporation          0.09            30,349

-----------
    *  Minimum fee of $337,500 per year
   ** At a meeting held on May 20, 2005, the Board of Directors of the Company approved the termination of the subadvisory agreement with Brown Capital Management, Inc. ("Brown") regarding the Growth Fund, and the appointment of Legg Mason Capital Management, Inc., Westfield Capital Management Company, LLC, and Goldman Sachs Asset Management, L.P. as additional subadvisers to the Growth Fund, effective May 23, 2005. Fidelity Management & Research Company, Peregrine Capital Management, Inc. ("Peregrine"), and Tukman Capital Management, Inc. continue to serve as subadvisers to the Growth Fund. In a transition phase beginning on May 23, 2005, the Growth Fund's assets were transitioned and reallocated to and among the fund's six subadvisers. Lastly, in connection with the above changes, VIA has negotiated, and the board has approved, a lower subadvisory fee with Peregrine.
  *** FMR Co. Inc. is a sub-subadviser to this fund and is compensated from fees paid to this subadviser.
 **** Effective June 7, 2004, Wellington Management International Ltd became a sub-subadviser to this fund, and is compensated from fees paid to this subadviser.
*****  Minimum fee of $167,500 per year

Vantagepoint Transfer Agents, LLC ("VTA"), a wholly-owned subsidiary of ICMA-RC, is the transfer agent for each fund in the Company. Pursuant to a Transfer Agency and Administrative Services Agreement with The Vantagepoint Funds, VTA is entitled to receive a fee for investor services and fund services stated as an annual percentage of average daily net assets. For all funds, except the Index, Model Portfolio and Milestone Funds, VTA receives 0.35%. For Class I Shares of the Index Funds, VTA receives 0.30%. For Class II Shares of the Index Funds, VTA receives 0.10%. VTA does not receive any fee for services provided to the Model Portfolio and Milestone Funds. Investors Bank & Trust Company ("IBT") provides sub-transfer agency services pursuant to a sub-transfer agency and service agreement between IBT, VTA and ICMA-RC. VTA pays IBT for these services.

IBT serves as a custodian to each fund in the company and also provides portfolio accounting services. IBT is entitled to certain transaction charges plus a monthly fee at an annual rate based on average daily net assets. IBT also provides administrative services for the Actively Managed, Index, Model Portfolio and Milesone Funds.

     Expenses

The Money Market, Model Portfolio and Milestone Funds incur fees and expenses indirectly as shareholders in underlying funds. Because the underlying funds have varied expense and fee levels and the Money Market, Model Portfolio and Milestone Funds may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Money Market, Model Portfolio and Milestone Funds will vary.

     Fee Waiver

From March 1, 1999 until May 1, 2002, VIA voluntarily agreed to waive any fees that would result in total fund expenses of the Money Market Fund exceeding an annual rate of 0.55% of average net assets.

                               VANTAGEPOINT FUNDS

If the aggregate advisory fees of the Growth Fund exceed 0.54% because of subadvisory changes, VIA will waive its advisory fee or reimburse expenses to the extent necessary on any resulting increase in subadvisory fees payable by the Growth Fund. This commitment will continue until such time as shareholders approve an increase in this limit. For the six months ended June 30, 2005, VIA reimbursed the Growth Fund $54,633 related to advisory fees to comply with the 0.54% maximum subadvisory fee rate.

From January 3, 2005 until April 30, 2006, VIA contractually has agreed to waive fees and/or reimburse expenses to each of the Milestone Funds limiting the direct operating expenses to no more than 0.05% of the Fund's average daily net assets on an annualized basis. For the six-months ended June 30, 2005, VIA reimbursed each fund as follows:


  Milestone Retirement Income        $26,900
  Milestone 2010                     $27,721
  Milestone 2015                     $27,883
  Milestone 2020                     $27,412
  Milestone 2025                     $26,906
  Milestone 2030                     $26,609
  Milestone 2035                     $26,596
  Milestone 2040                     $26,541

     Correction of Error in Payments Made

During 2004, errors were discovered in the payments of amounts by the Company to IBT for sub-transfer agency services provided. Under the sub-transfer agency agreement these payments should have been charged to and paid for by VTA. The errors resulted in excess payments from the inception of the Company through April 30, 2004 of approximately $1.2 million. The Company was also disadvantaged due to understated NAVs by approximately $94,000. VTA fully reimbursed the Company on October 1, 2004 for the total impact plus interest. The total reimbursement to the Company was approximately $1.4 million. There was no material impact on the financial statements of the funds as a result of this matter.

For 20 of 24 funds (which includes classes of the Index Funds), the cumulative error amount through April 30, 2004 was less than $0.01 per capital share outstanding. In four classes of the Index Funds (Mid/Small Company Index Class I, Mid/Small Company Index Class II, Overseas Equity Index Class I, and Overseas Equity Index Class II), the cumulative error equaled or exceeded $0.01 per share. The error was less than 1/2 of 1 percent for each fund over the entire period except for the Overseas Equity Index Fund Class II. Disadvantaged shareholders of this fund were made whole (by VTA) with interest on October 1, 2004. The total amount remitted to these shareholders was less than $4,000 due to limited redemption activity in the fund during the period.

                               VANTAGEPOINT FUNDS

4.   Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each Fund for the six months ended June 30, 2005 are as follows:

                                          U.S. Government Obligations                Other Securities
                                      ------------------------------------ ------------------------------------
Fund                                   Purchases at Cost   Sales Proceeds   Purchases at Cost   Sales Proceeds
------------------------------------- ------------------- ---------------- ------------------- ----------------
Short-Term Bond                       $232,639,647        $282,592,086     $ 183,300,583       $ 110,214,775
US Government Securities                56,899,599          61,677,930                --                  --
Asset Allocation                        35,682,520         119,018,452        10,386,504          10,880,998
Equity Income                                   --                  --       203,197,301          71,720,607
Growth & Income                                 --                  --       150,511,449         109,611,267
Growth                                          --                  --     1,605,771,985       1,738,873,444
Aggressive Opportunities                        --                  --       263,642,037         236,890,876
International                                   --                  --        19,796,648          15,803,207
Core Bond Index                        153,288,054          86,613,734        38,366,789          24,263,072
500 Stock Index                                 --                  --         7,234,245          14,153,687
Broad Market Index                              --                  --         8,121,140          11,592,737
Mid/Small Company Index                         --                  --         9,866,963           5,544,447
Overseas Equity Index                           --                  --        12,287,072           2,856,649
Model Portfolio Savings Oriented                --                  --        24,094,289          12,381,407
Model Portfolio Conservative Growth             --                  --        29,469,010          21,304,787
Model Portfolio Traditional Growth              --                  --        61,051,045          26,499,395
Model Portfolio Long-Term Growth                --                  --        60,010,089          14,011,460
Model Portfolio All-Equity Growth               --                  --        33,263,459           3,190,756
Milestone Retirement Income                     --                  --         6,309,039             326,869
Milestone 2010                                  --                  --        16,655,760             265,439
Milestone 2015                                  --                  --        22,553,125             650,394
Milestone 2020                                  --                  --        13,746,541               1,346
Milestone 2025                                  --                  --         9,755,314             183,508
Milestone 2030                                  --                  --         4,403,035             376,974
Milestone 2035                                  --                  --         1,823,426             213,135
Milestone 2040                                  --                  --           971,243             243,942

5.   Tax Basis Unrealized Appreciation (Depreciation)

At June 30, 2005, net unrealized appreciation (depreciation) on securities investments was as follows:

                                                                                 Tax Basis
                                Federal           Gross            Gross       Net Unrealized
                              Income Tax       Unrealized       Unrealized     Appreciation/
Fund                             Cost         Appreciation     Depreciation    (Depreciation)
-------------------------- ---------------- ---------------- ---------------- ---------------
Money Market               $ 130,554,911    $          --    $          --    $        --
Short-Term Bond              509,765,720          155,031        2,629,848     (2,474,817)
US Government Securities     190,833,184          766,352        1,082,524       (316,172)
Asset Allocation             774,897,564       76,122,929       67,891,112      8,231,817
Equity Income              1,209,577,536      214,611,739       43,231,995    171,379,744
Growth & Income              925,165,522      140,184,766       28,219,705    111,965,061
Growth                     3,058,713,136      104,082,722       89,819,689     14,263,033
Aggressive Opportunities   1,191,217,717      293,498,447       40,115,876    253,382,571
International                605,424,429       80,985,157       11,029,446     69,955,711
Core Bond Index            1,058,069,446    1,068,461,618    1,055,735,700     12,725,918

                               VANTAGEPOINT FUNDS

                                                                                        Tax Basis
                                           Federal          Gross          Gross      Net Unrealized
                                         Income Tax      Unrealized     Unrealized    Appreciation/
Fund                                        Cost        Appreciation   Depreciation   (Depreciation)
------------------------------------- ---------------- -------------- -------------- ---------------
500 Stock Index                       $ 225,704,739    $180,383,033   $26,698,193    $153,684,840
Broad Market Index                      488,963,817     215,023,607    54,561,529     160,462,078
Mid/Small Company Index                 135,385,512      60,028,041    15,745,373      44,282,668
Overseas Equity Index                    60,124,711      20,670,289     3,131,981      17,538,308
Model Portfolio Savings Oriented        264,014,624       9,063,399     1,337,171       7,726,228
Model Portfolio Conservative Growth     484,431,852       3,385,453     2,112,971       1,272,482
Model Portfolio Traditional Growth    1,028,539,139       8,165,273     3,300,691       4,864,582
Model Portfolio Long-Term Growth      1,060,930,075      29,428,782     9,001,291      20,427,491
Model Portfolio All-Equity Growth       222,239,976      22,879,474            --      22,879,474
Milestone Retirement Income               6,467,931          29,761         8,776          20,985
Milestone 2010                           16,860,671          85,967        24,678          61,289
Milestone 2015                           22,374,740         160,965        55,030         105,935
Milestone 2020                           14,229,990         127,885        28,507          99,378
Milestone 2025                           10,063,853         130,049        22,921         107,128
Milestone 2030                            4,513,211          54,989        10,268          44,721
Milestone 2035                            2,135,225          17,211        11,883           5,328
Milestone 2040                            1,227,520          10,731         1,947           8,784

6.   Portfolio Securities Loaned

The funds lend securities to approved brokers to earn additional income. As of June 30, 2005, certain funds had loaned securities, which were collateralized by cash, cash equivalents, or U.S. Government Obligations. Each fund receives compensation for providing services in connection with the securities lending program. Collateral is maintained over the life of the loan in an amount not less than 102% of the value of the loaned securities, as determined by the funds at the close of business each day. Any additional collateral required due to changes in the value of securities is delivered to the funds the next business day. Although the collateral mitigates risk, the funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The funds have the right under the securities lending agreement to recover the securities from the borrower on demand. The risks to the funds associated with securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral as of June 30,2005, were as follows:

                                                                   Collateralization
Fund                           Securities on Loan    Collateral            %
----------------------------- -------------------- -------------- ------------------
   US Government Securities       $ 32,406,762      $ 33,103,374       102%
   Asset Allocation                 52,207,244        53,964,614       103%
   Equity Income                   173,321,806       178,947,983       103%
   Growth & Income                 103,564,639       107,245,155       104%
   Growth                          325,639,365       338,310,074       104%
   Aggressive Opportunities        268,077,636       279,050,628       104%
   International                    64,638,431        67,924,255       105%
   Core Bond Index                  82,501,367        84,541,722       102%
   500 Stock Index                  29,752,657        30,789,962       103%
   Broad Market Index               59,862,986        62,040,851       104%
   Mid/Small Company Index          32,420,211        33,713,077       104%
   Overseas Equity Index             1,410,769         1,488,643       106%

                               VANTAGEPOINT FUNDS

7.   Transactions with Affiliated Funds

At June 30, 2005, the Model Portfolio and Milestone Funds held investments in a number of underlying funds. The figures presented below represent the percentage of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds:

                                  Model              Model             Model             Model            Model
                                Portfolio          Portfolio         Portfolio         Portfolio        Portfolio
                                 Savings         Conservative       Traditional        Long-Term       All-Equity
Underlying Fund                  Oriented           Growth             Growth            Growth          Growth
--------------------------   ---------------   ----------------   ---------------   ---------------   ------------
Short-Term Bond                   18.56%            28.44%             40.12%               --               --
US Government Securities          17.39%               --                 --                --               --
Equity Income                      2.26%             4.04%              8.58%            11.65%            3.06%
Growth & Income                    2.92%             5.21%             16.64%            23.16%            5.27%
Growth                               --              1.42%              5.68%             7.89%            2.69%
Aggressive Opportunities             --              2.11%              9.18%            14.30%            4.26%
International                      2.23%             5.59%             16.92%            21.26%            6.04%
Core Bond Index Class I           10.18%            18.21%             25.76%            27.00%              --


                               Milestone
                              Retirement          Milestone         Milestone         Milestone        Milestone
Underlying Fund                 Income              2010              2015              2020             2025
--------------------------    ----------          ---------         ---------          --------        ---------
Short-Term Bond                   0.44%             0.66%              0.44%             0.14%               --
Equity Income                     0.05%             0.14%              0.17%             0.11%             0.08%
Growth & Income                   0.10%             0.49%              0.75%             0.51%             0.41%
Growth                              --              0.03%              0.05%             0.04%             0.03%
International                     0.05%             0.22%              0.44%             0.33%             0.27%
Core Bond Index Class I           0.28%             0.64%              0.70%             0.41%             0.25%
Mid/Small Index Class I             --                --               2.69%             2.21%             1.90%


                               Milestone          Milestone         Milestone
Underlying Fund                   2030              2035              2040
--------------------------     ----------         ---------         ---------
Equity Income                     0.03%             0.01%              0.01%
Growth & Income                   0.18%             0.09%              0.05%
Growth                            0.01%             0.01%              0.00%*
International                     0.14%             0.07%              0.04%
Core Bond Index Class I           0.09%             0.03%              0.02%
Mid/Small Index Class I           1.01%             0.54%              0.32%

-----------
* Rounds to less than 0.01%


8.   Control Persons and Principal Holders of Securities

As of June 30, 2005, a majority of the voting shares of each fund were held, either directly or indirectly through the Model Portfolio Funds and the Milestone Funds, by the VantageTrust, a group trust sponsored and maintained by the VantageTrust Company ("Trust Company"). The VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking corporation, has the power to vote the shares of the funds directly held by the VantageTrust and has the power to direct the vote of the shares of the Model Portfolio Funds and the Milestone Funds under the proxy voting policy adopted by VIA, the funds' adviser, and is therefore considered a "control" person of the funds for purposes of the 1940 Act. Both the Trust Company and VIA are wholly-owned subsidiaries of ICMA-RC. As a control person of certain funds, the Trust Company may possess the ability to control the outcome of matters submitted to the vote of shareholders. The following

                               VANTAGEPOINT FUNDS
represents the percentage of shares outstanding in each of the funds held, directly or indirectly, by VantageTrust and by employer clients that have adopted the VantageTrust as of June 30, 2005:


                                           % Owned
                                            by the
Fund                                     VantageTrust
--------------------------------------- -------------
Money Market                               53.59%
Short-Term Bond                            82.57%
US Government Securities                   95.24%
Asset Allocation                           98.09%
Equity Income                              95.04%
Growth & Income                            94.76%
Growth                                     98.30%
Aggressive Opportunities                   97.28%
International Fund                         96.28%
Core Bond Index Class I                    92.20%
Core Bond Index Class II                  100.00%
500 Stock Index Class I                    91.26%
500 Stock Index Class II                  100.00%
Broad Market Index Class I                 92.76%
Broad Market Index Class II                94.00%
Mid/Small Co Index Class I                 89.14%
Mid/Small Co Index Class II               100.00%
Overseas Index Class I                     91.21%
Overseas Index Class II                   100.00%
Model Portfolio Savings Oriented           89.40%
Model Portfolio Conservative Growth        91.64%
Model Portfolio Traditional Growth         95.66%
Model Portfolio Long-term Growth           97.21%
Model Portfolio All-Equity Growth          94.64%
Milestone Retirement Income                79.32%
Milestone 2010                             93.77%
Milestone 2015                             96.03%
Milestone 2020                             94.09%
Milestone 2025                             93.20%
Milestone 2030                             87.06%
Milestone 2035                             75.29%
Milestone 2040                             54.98%

9.   Brokerage Commissions

Certain funds have entered into agreements with brokers whereby the brokers will rebate a portion of brokerage commissions. Such amounts earned by the funds, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statement of Operations.


10.  Additional Distributions

In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Short-Term Bond Fund, formerly Income Preservation Fund, was required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions were made, the immediate effect was a corresponding reduction in the net asset value per share. Given the objective of the fund to maintain a stable net asset value per share, the fund declared a reverse stock split immediately subsequent to the distribution at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and reinstated the same net asset value of $100 per share as before the distribution. The last such distribution and reverse stock split occurred on December 31, 2003. The Income Preservation Fund's transition to the Short-Term Bond Fund eliminated the need for this procedure.

                               VANTAGEPOINT FUNDS

                       Additional Information (Unaudited)

A.   Directors Table

Independent Directors

                         Position(s)                                                                   Other
                         Held with         Term of Office            Principal                      Directorships
       Name                 the            and Length of            Occupation(s)                     Held by
      and Age             Company           Time Served          During Past 5 Years                  Director
-----------------------------------------------------------------------------------------------------------------------------
N. Anthony Calhoun (57)   Director         Director since     Deputy Chief Financial Officer              N/A
                                           November,          and Treasurer--District of
                                           1998               Columbia (2001 to present);
                                           Term expires       Deputy Executive Director &
                                           October, 2006      Chief Financial Officer--
                                                              Pension Benefit Guaranty
                                                              Corp. (1993-2001)
-----------------------------------------------------------------------------------------------------------------------------
Donna K. Gilding (65)     Chair of the     Director since     Chief Investment Officer--                  N/A
                          Board and        November,          Progress Investment
                          Director         1998               Management Company
                                           Term expires       (2001-present); Chief
                                           October, 2006      Investment Officer--New
                                                              York City Comptroller's
                                                              Office (1993-2001)
-----------------------------------------------------------------------------------------------------------------------------
Arthur R. Lynch (50)      Director         Director since     Deputy City Manager--City of                N/A
                                           November,          Glendale, Arizona (2005 to
                                           1998               present); Chief Financial
                                           Term expires       Officer--City of Glendale,
                                           October, 2006      Arizona (1985-2005)
-----------------------------------------------------------------------------------------------------------------------------
Peter Meenan (63)         Director         Director since     Independent Consultant--           Trustee--Eclipse
                                           December,          (1999-2000 and 2004-               Funds, dba "Mainstay
                                           2001               present); President and            Funds" (2002-present)
                                           Term expires       Chief Executive Officer--          Director--Eclipse
                                           October, 2009      Babson--United, Inc.,              Funds, Inc., dba
                                                              (2000-2004); Head of Global        "Mainstay Funds"
                                                              Funds for Investment               (2002-present)
                                                              Products and Distribution          (17 portfolios
                                                              Group--Citicorp (1995-1999).       together)
                                                                                                 Trustee--New York
                                                                                                 Life Investment
                                                                                                 Management
                                                                                                 Institutional
                                                                                                 Funds (2001-2003)
                                                                                                 (3 portfolios)
-----------------------------------------------------------------------------------------------------------------------------
Robin L. Wiessmann (52)   Director         Director since     Consultant--                       Director--ICMA
                                           November,          Brown Wiessmann                    Retirement
                                           1998               Group (Financial Services          Corporation from
                                           Term expires       Consulting) (2002-present)         January, 1994 to
                                           October, 2009      Managing Director--Dain            December, 2001.
                                                              Rauscher (Investment
                                                              Banking) (1999-2001)
-----------------------------------------------------------------------------------------------------------------------------

                               VANTAGEPOINT FUNDS

Interested Directors

                         Position(s)                                                                   Other
                         Held with         Term of Office            Principal                      Directorships
       Name                 the            and Length of            Occupation(s)                     Held by
      and Age             Company           Time Served          During Past 5 Years                  Director
-----------------------------------------------------------------------------------------------------------------------------
Alison D. Rudolf* (52)    Director         Director since     Township Manager--                 Director--ICMA
                                           May, 2004          Lower Moreland Twp, PA             Retirement
                                           Term expires       (1982-present)                     Corporation (2003-
                                           October, 2005                                         present); Trustee--
                                                                                                 ICMA Retirement
                                                                                                 Trust (1997-2000)
-----------------------------------------------------------------------------------------------------------------------------

* Ms. Rudolf is considered an interested Director because she is a director of ICMA Retirement Corporation ("ICMA-RC"). VIA is a wholly-owned Subsidiary of ICMA-RC.

The Statement of Additional Information includes additional information about the Vantagepoint Funds' Board of Directors and is available, without charge, upon request, by calling 1-800-669-7400.


B.   Consideration of Advisory and Subadvisory Agreements by the Board of
     Directors

At a meeting held on May 20, 2005 ("May Meeting"), the Board of Directors (the "Board") of the company approved Investment Subadvisory Agreements (each a "Subadvisory Agreement") among the company, VIA and each of Legg Mason Capital Management, LLC ("Legg Mason"), Goldman Sachs Asset Management, L.P. ("GSAM") and Westfield Capital Management Company, LLC ("Westfield"), relating to the Vantagepoint Growth Fund ("Growth Fund"). With respect to the Board's consideration of each Subadvisory Agreement, the Directors received information in advance of the meeting, which included: (1) the process by which VIA selected and recommended for Board approval Legg Mason, GSAM and Westfield as subadvisers of the Growth Fund; (2) the nature and quality of the services that each of Legg Mason, GSAM and Westfield would provide to the Growth Fund; (3) each proposed subadviser's reputation, investment management business, personnel and operations; (4) each proposed subadviser's brokerage and trading policies and practices; (5) the level of subadvisory fees to be charged the Growth Fund by Legg Mason, GSAM and Westfield and a comparison of those fees to the fees: (a) charged by each of Legg Mason, GSAM and Westfield to other comparable accounts each manages, including registered investment companies or other pooled investment vehicles; and (b) charged by a group of active separate account investment managers utilizing a U.S. large-cap growth equity mandate; (6) Legg Mason's, GSAM's and Westfield's compliance programs; (7) Legg Mason's and Westfield's historical performance returns utilizing a growth equity mandate and GSAM's historical performance returns utilizing a structured large cap growth mandate, and such performance compared to the Russell 1000 Growth Index; (8) the Growth Fund's expected expense ratio compared to certain other registered investment companies similar in investment objective to the Growth Fund; and (9) each proposed subadviser's financial condition.

In determining whether to approve each Subadvisory Agreement, the Directors considered the information received in advance of the meeting, the presentations made by, and discussions held with, Legg Mason, GSAM, Westfield and VIA personnel, and the company's Chief Compliance Officer ("CCO"), at the meeting, as well as a variety of factors, and reached the following conclusions:

(1) With respect to the nature, extent and quality of the services expected to be provided by Legg Mason, GSAM and Westfield under their respective Subadvisory Agreements, the Directors considered the specific investment process to be employed by each of Legg Mason, GSAM and Westfield in managing the assets of the Growth Fund to be allocated to them; the qualifications of Legg Mason's, GSAM's and Westfield's respective investment management teams with regard to implementing a growth equity mandate in the case of Legg Mason and Westfield and with regard to implementing a structured large cap growth mandate in the case

                               VANTAGEPOINT FUNDS
     of GSAM; each proposed subadviser's overall favorable performance record as compared to the Russell 1000 Growth Index; each proposed subadviser's infrastructure and whether it appears to adequately support the services for which each subadviser is proposed to be engaged; and VIA's review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by each of Legg Mason, GSAM and Westfield to the Growth Fund. The Directors acknowledged that Legg Mason, GSAM and Westfield each has a successful performance record as a growth equity or structured large cap growth manager, as applicable, and each has an experienced portfolio management team, and appears to have adequate infrastructure and support staff to seek to achieve favorable results implementing, a growth equity mandate, in the case of Legg Mason and Westfield, and a structured large cap growth mandate in the case of GSAM, for the Growth Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by each of Legg Mason, GSAM and Westfield were appropriate for the Growth Fund in light of its investment objective and, thus, supported a decision to approve each Subadvisory Agreement.

(2) The Directors evaluated Legg Mason's and Westfield's historical investment performance record in managing their clients' assets utilizing a growth equity mandate, and GSAM's historical investment performance record in managing its clients' assets utilizing a structured large cap growth mandate, and considered each performance record versus a relevant benchmark, the Russell 1000 Growth Index. The Directors concluded that the historical investment performance record of each of Legg Mason, GSAM and Westfield supported approval of each Subadvisory Agreement with Legg Mason, GSAM and Westfield, respectively.

(3) In evaluating each proposed subadvisory fee, the Directors reviewed Legg Mason's, GSAM's and Westfield's subadvisory fee schedules. In this regard, they considered that, based on the amount of assets proposed to be allocated to the existing and proposed subadvisers at current asset levels and with the proposed reduction in the subadvisory fee charged by Peregrine Capital Management, Inc. ("Peregrine"), a current subadviser of the Growth Fund, there would be no increase in overall subadvisory fees associated with the appointment of Legg Mason, GSAM and Westfield as subadvisers to the Growth Fund. The Directors reviewed the information provided by Legg Mason regarding the estimated costs of the services to be provided and revenues to be realized from the subadviser's relationship with the Growth Fund; the Directors were informed that such information was not available with respect to GSAM and Westfield. Therefore, in order to assist the Directors in evaluating the proposed subadvisory fee for GSAM and Westfield, the Directors requested and considered information relating to the manner in which each such subadviser determines its subadvisory fee schedule. In reviewing the extent to which economies of scale may be realized by Legg Mason, GSAM and Westfield as the assets of the Growth Fund to be managed by each subadviser grow, and whether the proposed fee levels reflect these economies, the Directors considered that each proposed subadviser's fee schedule includes breakpoints, which indicates that each proposed subadvisory fee is designed to capture certain anticipated economies of scale for the benefit of the Growth Fund's shareholders in connection with the services to be provided, and concluded that the breakpoints in the proposed fee schedules are appropriate at this time.

(4) The Directors also considered comparisons of the fees to be paid to Legg Mason, GSAM and Westfield by the Growth Fund with the fees each subadviser charges to its other clients, including other registered investment companies for which it serves as a subadviser. According to the information provided, the proposed fee schedule for each of Legg Mason, GSAM and Westfield reflected the lowest fee rate currently charged by the subadviser to other registered investment companies for which the subadviser provides subadvisory services utilizing a similar mandate; and the services each subadviser is to provide to the Growth Fund appeared to be comparable to those each subadviser provides to its other subadvisory clients. The Directors reviewed information provided by VIA (which was based on an independent

                               VANTAGEPOINT FUNDS
     third-party source) on the fees charged to accounts with assets comparable to the amount of assets to be allocated initially to Legg Mason, GSAM and Westfield by a group of separate account investment managers that employ an active U.S. large-cap growth mandate. According to the information provided, the effective fee rate to be paid by the Fund to Legg Mason would be below the median fee charged by such managers; and the effective fee rate to be paid by the Fund to GSAM and Westfield would each be below the median fee charged by such managers and in the first quartile (lowest fee quartile) of all active U.S. large-cap growth managers. The Directors also referred to information on the total investment management fees paid by a selected group of registered investment companies provided by an independent third party in connection with their most recent annual evaluation of the investment advisory and subadvisory agreements for the Growth Fund. The Directors also considered information provided by VIA on the total expense ratios of a group of registered investment companies similar in investment objective to the Growth Fund and with assets greater than $300 million, which showed that, if Legg Mason, GSAM and Westfield each served as a subadviser to the Growth Fund at the proposed fee rates, the Growth Fund's expected total overall expense ratio would be below the median and average expense ratios of such funds. The foregoing comparisons assisted the Directors in considering each Subadvisory Agreement by providing them with a basis for determining the reasonableness of Legg Mason's, GSAM's and Westfield's fees, including in light of the Growth Fund's overall investment management fees and expense ratio, on a relative basis. Based on this information, the Directors concluded that Legg Mason's, GSAM's and Westfield's subadvisory fees each appeared to be within a reasonable range for the services to be provided.

(5) The Directors considered VIA's conclusion that the addition of Legg Mason, GSAM and Westfield as subadvisers to the Growth Fund would add value by complementing the investment approach of the Growth Fund's current investment subadvisers, Peregrine, Fidelity Management & Research Company and Tukman Capital Management, Inc. In this regard, the Directors considered that the addition of Legg Mason, GSAM and Westfield as subadvisers should serve to increase portfolio diversification and help to reduce the volatility and overall investment risks of the Growth Fund's portfolio while increasing its potential for positive returns. The Directors concluded that these investment considerations supported approval of each Subadvisory Agreement.

(6) The Directors considered the selection and due diligence process employed by VIA in deciding to recommend Legg Mason, GSAM and Westfield as investment subadvisers of the Growth Fund and also considered VIA's conclusion that the fees to be paid to each of Legg Mason, GSAM and Westfield for their respective services to the Growth Fund are reasonable and appropriate in light of the nature, extent and quality of services to be provided by each subadviser and the reasons supporting that conclusion. The Directors concluded that VIA's recommendations and conclusions supported approval of each Subadvisory Agreement.

(7) The Directors also considered the potential benefits that may accrue to Legg Mason, Westfield and GSAM or their affiliates due to each subadviser's relationship to the Growth Fund, such as the use of soft dollars by Legg Mason and Westfield and the possible execution of portfolio transactions by broker-dealers affiliated with these subadvisers. Noting that all subadvisers are required to select brokers who meet the Growth Fund's requirements for best execution, the Directors concluded that the potential benefits accruing to each subadviser and its affiliates are reasonable.

After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of each Subadvisory Agreement is in the best interests of the Growth Fund and its shareholders, and approved the Subadvisory Agreement with, and the fee to be paid to, each of Legg Mason, GSAM and Westfield.

At the May Meeting, the Board, including a majority of the Independent Directors, also approved a revised fee schedule to the existing Investment Sub-Advisory Agreement with Peregrine, which was

                               VANTAGEPOINT FUNDS
last renewed by the Board on December 9, 2004. The revised fee schedule provides for a reduction in the sub-advisory fee rate payable by the Growth Fund to Peregrine, effective May 23, 2005.

C.   Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholders of record; unless The Vantagepoint Funds has received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact The Vantagepoint Funds toll free at 1-800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600; Washington, D.C. 2002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact the Vantagepoint Funds in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 2002 or toll free at 1-800-669-7400.

D.   Other Available Information

A description of the Company's proxy voting policies and procedures and the proxy voting record for the 12-month period ended June 30, 2005 are available on the Company's website at www.icmarc.org or by accessing the Securities and Exchange Commission's website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-Q; the Company's forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Money
Market Fund                              Shares            Value
----------------------------------------------------------------
MUTUAL FUNDS--99.7%
----------------------------------------------------------------
AIM Short-Term Investments
  Trust Liquid Assets
  Portfolio
  (Cost $130,554,911)               130,554,911     $130,554,911
                                                    ------------
TOTAL INVESTMENTS--99.7%
 (Cost $130,554,911)                                 130,554,911
Other assets less liabilities--0.3%                      341,871
                                                    ------------
NET ASSETS--100.0%                                  $130,896,782
                                                    ============

                See accompanying notes to financial statements.              101

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Short-Term
Bond Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--25.4%
---------------------------------------------------------------------------------------
Automotive--0.5%
DaimlerChrysler North America Holding Corporation, Guaranteed Note
     4.750%                  01/15/2008                  $ 1,205,000        $  1,210,368
DaimlerChrysler North America Holding Corporation, Guaranteed Note
     4.050%                  06/04/2008                    1,640,000           1,615,977
                                                                            ------------
                                                                               2,826,345
                                                                            ------------

Banking--3.4%
Abbey National PLC (United Kingdom)
     6.690%                  10/17/2005                    2,500,000           2,521,262
Bank of America Corporation, Subordinated Note
     6.375%                  02/15/2008                    5,000,000           5,279,045
Household Finance Corporation, Note
     6.400%                  06/17/2008                    6,000,000           6,359,052
Wachovia Corporation
     4.950%                  11/01/2006                    3,370,000           3,407,151
                                                                            ------------
                                                                              17,566,510
                                                                            ------------

Chemicals--0.2%
Equistar Chemicals, LP/Equistar Funding Corporation, Senior Note
    10.125%                  09/01/2008                      800,000             870,000
                                                                            ------------

Commercial Services--0.2%
Service Corp. International, Note
     7.700%                  04/15/2009                      800,000             860,000
                                                                            ------------

Communications--0.2%
PanAmSat Corporation, Note
     6.375%                  01/15/2008                      850,000             867,000
                                                                            ------------

Computers & Information--0.4%
Hewlett-Packard Company, Global Note
     5.500%                  07/01/2007                    2,100,000           2,152,899
                                                                            ------------

Financial Services--11.4%
CIT Group, Inc., Senior Note
     5.750%                  09/25/2007                    6,000,000           6,191,088
Citicorp, Subordinated Note
     7.125%                  05/15/2006                    2,326,000           2,384,699
Citicorp, Subordinated Note
     6.375%                  01/15/2006                    3,430,000           3,470,670
General Electric Capital Corporation, Note
     2.800%                  01/15/2007                    1,455,000           1,429,996
General Electric Capital Corporation, Note, (MTN)
     4.250%                  01/15/2008                    2,790,000           2,802,443
General Electric Capital Corporation, Series A, Note (MTN)
     4.125%                  03/04/2008                    3,280,000           3,285,717
General Electric Capital Corporation, Series A, Note (MTN)
     3.450%                  07/16/2007                    1,270,000           1,254,004
Household Finance Corporation, Note
     5.750%                  01/30/2007                    3,280,000           3,365,536
Lehman Brothers Holdings, Inc., Note
     4.000%                  01/22/2008                    3,680,000           3,669,041
Merrill Lynch & Co., Inc., Note, (MTN)
     4.000%                  11/15/2007                    2,740,000           2,736,805
National Rural Utilities Cooperative Finance Corporation, Collateral Trust
     6.000%                  05/15/2006                    3,350,000           3,410,903


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
Nomura Asset Securities Corporation
     6.590%                  03/15/2030                  $ 6,000,000        $  6,372,022
Principal Life Global Funding I, Note 144A (MTN)
     5.125%                  06/28/2007*                   2,750,000           2,793,851
SLM Corporation, Series A, Note (MTN)
     5.625%                  04/10/2007                    3,300,000           3,384,737
TIAA Global Markets 144A
     3.875%                  01/22/2008*                   6,000,000           5,965,992
Wells Fargo & Company, Note
     4.125%                  03/10/2008                    3,560,000           3,558,690
Wells Fargo & Company, Senior Note
     4.000%                  08/15/2008                    2,585,000           2,582,304
                                                                            ------------
                                                                              58,658,498
                                                                            ------------

Forest Products & Paper--0.2%
Bowater, Inc., Senior Note
     6.010%                  03/15/2010#                     900,000             915,750
                                                                            ------------

Health Care Providers--0.2%
HCA, Inc., Note
     5.250%                  11/06/2008                      850,000             851,085
                                                                            ------------

Heavy Machinery--0.5%
John Deere Capital Corporation, Global Note
     3.900%                  01/15/2008                    2,820,000           2,804,005
                                                                            ------------

Insurance--1.5%
Allstate Financial Global Funding, Secured Note 144A
     5.250%                  02/01/2007*                   4,500,000           4,583,520
UnitedHealth Group, Inc., Note
     3.375%                  08/15/2007                    3,180,000           3,135,528
                                                                            ------------
                                                                               7,719,048
                                                                            ------------

Media--Broadcasting & Publishing--1.7%
CSC Holdings, Inc., Senior Note
     7.250%                  07/15/2008                      850,000             856,375
Echostar DBS Corporation, Note
     5.750%                  10/01/2008                      850,000             848,937
Gannett Co., Inc., Senior Note
     4.125%                  06/15/2008                    3,430,000           3,428,611
Time Warner, Inc., Guaranteed Note
     6.150%                  05/01/2007                    3,280,000           3,395,339
                                                                            ------------
                                                                               8,529,262
                                                                            ------------

Telephone Systems--5.0%
America Movil SA de CV, Guaranteed Senior Note (Mexico)
     4.125%                  03/01/2009                    1,200,000           1,178,057
AT&T Wireless Services, Inc., Note
     7.500%                  05/01/2007                    2,970,000           3,147,202
GTE California, Inc., Series H, Note
     7.650%                  03/15/2007                    3,250,000           3,417,905
Sprint Capital Corporation, Note
     6.000%                  01/15/2007                    3,270,000           3,352,136
Telefonica Europe BV, Note (Netherlands)
     7.350%                  09/15/2005                    3,250,000           3,271,665
Verizon Global Funding Corporation, Senior Note
     4.000%                  01/15/2008                    4,810,000           4,797,042
Verizon Wireless Capital LLC, Note
     5.375%                  12/15/2006                    3,280,000           3,343,868
Vodafone Group PLC, Note (United Kingdom)
     3.950%                  01/30/2008                    3,460,000           3,452,149
                                                                            ------------
                                                                              25,960,024
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $131,218,598)                                                         130,580,426
                                                                            ------------

102              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Short-Term
Bond Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--13.3%
---------------------------------------------------------------------------------------
U.S. Government Agencies--
Mortgage Backed--13.3%
Federal Home Loan Mortgage Corporation
     4.417%                  10/01/2034                  $ 7,379,207        $  7,375,606
     3.360%                  10/19/2005                    2,000,000           1,979,467
Federal Home Loan Mortgage Corporation, Series 2866, Class WE
     3.500%                  08/15/2016                   10,000,000           9,945,794
Federal Home Loan Mortgage Corporation, Series 2885, Class DK
     3.500%                  10/15/2012                    6,000,000           5,962,849
Federal Home Loan Mortgage Corporation, Series H010, Class A2
     2.028%                  04/15/2010                    8,900,000           8,804,383
Federal National Mortgage Association
     5.229%                  10/01/2034                   10,811,644          11,015,717
     5.129%                  09/01/2034                    1,297,940           1,317,652
     5.119%                  09/01/2034                      947,059             961,438
     5.074%                  10/01/2034                   13,330,995          13,537,559
     4.856%                  10/01/2034                    1,695,832           1,717,310
Federal National Mortgage Association, Series 2004-81, Class KG
     3.500%                  05/25/2012                    5,834,354           5,800,767
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $68,457,118)                                                           68,418,542
                                                                            ------------

---------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--27.4%
---------------------------------------------------------------------------------------
U.S. Treasury Bonds--6.4%
U.S. Treasury Bond
     2.375%                  08/15/2006                   33,100,000          32,678,505
                                                                            ------------
U.S. Treasury Notes--21.0%
U.S. Treasury Note
     3.625%                  06/30/2007                   44,435,000          44,421,136
     3.500%                  05/31/2007                   17,668,000          17,619,696
     3.375%                  02/15/2008                   15,426,000          15,318,743
     3.000%                  11/15/2007                    9,950,000           9,808,531
     2.500%                  10/31/2006                   21,150,000          20,855,888
                                                                            ------------
                                                                             108,023,994
                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $141,125,846)                                                         140,702,499
                                                                            ------------

---------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--1.1%
---------------------------------------------------------------------------------------
Government Issued--1.1%
Republic of South Africa (South Africa)
     9.125%                  05/19/2009                    1,000,000           1,162,500
Russian Federation 144A (Russia)
    10.000%                  06/26/2007*                   1,920,000           2,126,400
United Mexican States (Mexico)
    10.375%                  02/17/2009                    1,900,000           2,271,450
                                                                            ------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
 (Cost $5,575,020)                                                             5,560,350
                                                                            ------------


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--28.7%
---------------------------------------------------------------------------------------
Banking--28.1%
Bank of America Mortgage Securities, Series 2004-L, Class 1A1
     4.239%                  01/25/2035                  $ 6,946,512        $  6,944,212
Bank One Issuance Trust, Series 2002-4, Class A
     2.940%                  06/16/2008                    6,826,000           6,815,599
BMW Vehicle Owner Trust, Series 2003-A, Class A4
     2.530%                  02/25/2008                    1,300,000           1,286,661
California Infrastructure PG&E-1, Series 1997-1, Class A8
     6.480%                  12/26/2009                    6,000,000           6,278,518
California Infrastructure SCE-1, Series 1997-1, Class A7
     6.420%                  12/26/2009                    6,450,000           6,741,664
Capital Auto Receivables Asset Trust, Series 2002-5, Class A4
     2.920%                  04/15/2008                      867,005             862,498
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3
     3.580%                  01/15/2009                    6,100,000           6,043,388
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3
     2.080%                  05/15/2008                    7,000,000           6,916,064
Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3
     3.100%                  03/10/2010                    5,445,000           5,321,107
Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5
     2.500%                  04/07/2008                    1,300,000           1,287,048
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1
     2.550%                  01/20/2009                    1,000,000             979,604
Comed Transitional Funding Trust, Series 1998-1, Class A6
     5.630%                  06/25/2009                      892,987             909,598
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A1
     5.500%                  10/25/2034                    3,555,009           3,566,656
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 3A1
     4.644%                  02/25/2035                    5,345,529           5,476,543
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 6A1
     3.682%                  05/25/2034                    3,376,497           3,467,104
CS First Boston Mortgage Securities Corporation, Series 2004-C3, Class A3
     4.302%                  07/15/2036                    2,060,000           2,060,044
Daimler Chrysler Auto Trust, Series 2003-B, Class A-4
     2.860%                  03/09/2009                    6,010,000           5,914,486
Daimler Chrysler Auto Trust, Series 2005-A, Class A3
     3.490%                  12/08/2008                    1,000,000             993,876
Discover Card Master Trust I, Series 2000-9, Class A
     6.350%                  07/15/2008                    1,125,000           1,141,008
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
     3.480%                  11/15/2008                    2,400,000           2,385,851

                See accompanying notes to financial statements.              103

June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------
Vantagepoint Short-Term
Bond Fund
-------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(Continued)
---------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2
     4.353%                  06/10/2048                  $ 3,270,000        $  3,275,790
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2
     4.824%                  09/25/2034                    5,203,069           5,241,016
Honda Auto Receivables Owner Trust, Series 2003-4, Class A4
     2.790%                  03/16/2009                    6,860,000           6,741,721
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A2
     3.624%                  01/15/2029                    5,500,000           5,378,926
MBNA Credit Card Master Note Trust, Series 2003-A1, Class A
     3.300%                  07/15/2010                    5,545,000           5,453,811
MBNA Credit Card Master Note Trust, Series 2005-A1, Class A
     4.200%                  09/15/2010                    1,000,000           1,006,307
MBNA Master Credit Card Trust, Series 2003-A11, Class A11
     3.650%                  03/15/2011                    1,000,000             988,990
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
     4.774%                  12/25/2034                    5,391,655           5,414,607
Nissan Auto Receivables Owner Trust, Series 2003-C, Class A-5
     3.210%                  03/16/2009                    2,040,000           2,011,517
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4
     2.760%                  07/15/2009                    5,000,000           4,880,088
Peco Energy Transition Trust, Series 2000-A, Class A3
     7.625%                  03/01/2010                    6,689,000           7,464,016
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
     4.060%                  04/25/2034#                   1,130,686           1,110,516
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class IIA1
     3.590%                  10/19/2034                    3,101,898           3,208,925
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
     3.343%                  03/25/2044#                   1,605,672           1,572,336
USAA Auto Owner Trust, Series 2004-3, Class A4
     3.530%                  06/15/2011                    6,000,000           5,927,923
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
     4.599%                  12/25/2034#                   3,526,940           3,532,169
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class IIA1
     4.362%                  05/25/2035                    5,817,317           5,850,014
                                                                            ------------
                                                                             144,450,201
                                                                            ------------

Financial Services--0.6%
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A2
     3.869%                  02/11/2041                    3,100,000           3,049,517
                                                                            ------------
TOTAL ASSET BACKED SECURITIES
 (Cost $148,514,926)                                                         147,499,718
                                                                            ------------



                                                               Face               Value
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.8%
---------------------------------------------------------------------------------------
IBT Repurchase Agreement dated 6/30/05
  due 7/01/05, with a maturity value of
  $14,530,338 and an effective yield of
  2.40% collateralized by U.S.
  Government Agency Obligations with
  rates ranging from 3.570% to 3.888%,
  maturity dates ranging from 07/15/2031
  to 12/15/2034 and an aggregate market
  value of $15,255,838.                                  $14,529,368        $ 14,529,368
                                                                            ------------
TOTAL INVESTMENTS--98.7%
 (Cost $509,420,876)                                                         507,290,903
Other assets less liabilities--1.3%                                            6,448,508
                                                                            ------------
NET ASSETS--100.0%                                                          $513,739,411
                                                                            ============

Notes to the Schedule of Investments:

MTN  Medium Term Note
* Securities acquired pursuant to Rule 144A, representing 3.05% of Total Investments.
#    Rate is subject to change. Rate shown
     reflects current rate.

104              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint US Government
Securities Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--42.6%
---------------------------------------------------------------------------------------
U.S. Government Agencies and Mortgage Backed--42.6%
Federal Farm Credit Bank
     3.750%                  01/15/2009                  $ 1,050,000        $  1,044,596
     3.000%                  12/17/2007                      700,000             688,186
Federal Home Loan Bank
     5.750%                  05/15/2012                      350,000             384,044
     4.500%                  11/15/2012-
                             09/16/2013                    2,310,000           2,362,599
     4.000%                  03/10/2008                      800,000             800,750
     3.625%                  01/15/2008                    1,400,000           1,393,209
     3.000%                  04/15/2009                    2,450,000           2,370,074
     2.950%                  09/14/2006                      300,000             297,109
     2.875%                  09/15/2006-
                             02/15/2007                    4,300,000           4,240,187
     2.750%                  03/14/2008                    1,500,000           1,460,490
     2.625%                  10/16/2006-
                             02/16/2007                    3,500,000           3,445,342
Federal Home Loan Mortgage Corporation
     6.625%                  09/15/2009   +                1,400,000           1,542,783
     6.250%                  03/05/2012                      250,000             259,066
     6.000%                  06/15/2011-
                             10/01/2017                    1,196,307           1,298,370
     5.750%                  03/15/2009                    1,700,000           1,806,624
     5.500%                  07/15/2006-
                             09/15/2011                    1,900,000           1,969,069
     5.125%                  10/15/2008                    1,300,000           1,348,933
     5.000%                  01/30/2014                      400,000             401,226
     4.750%                  12/08/2010-
                             10/11/2012                      450,000             450,207
     4.500%                  01/15/2013-
                             01/15/2014                    1,500,000           1,536,826
     4.125%                  09/01/2009-
                             02/24/2011                      600,000             595,413
     4.000%                  06/12/2013                      400,000             389,574
     3.875%                  01/12/2009                      400,000             396,859
     3.500%                  09/15/2007-
                             04/01/2008                    1,850,000           1,836,839
     3.300%                  09/14/2007                      300,000             296,878
     3.250%                  11/02/2007-
                             02/25/2008                    1,300,000           1,280,259
     3.050%                  01/19/2007                      700,000             692,420
     3.000%                  09/29/2006                      600,000             593,105
     2.875%                  12/15/2006                    2,250,000           2,221,607
     2.850%                  02/23/2007                      500,000             491,662
     2.700%                  03/16/2007                      500,000             490,686
     2.400%                  03/29/2007                      200,000             195,394
Federal Home Loan Mortgage Corporation TBA
     6.000%                  07/01/2019                      800,000             827,000
Federal Home Loan Mortgage Corporation TBA
     6.000%                  08/01/2019                    1,200,000           1,239,000
     4.500%                  08/01/2019                    1,700,000           1,690,438
Federal Home Loan Mortgage Corporation TBA
     6.500%                  08/01/2034                    2,400,000           2,483,251
Federal National Mortgage Association
     7.500%                  01/01/2034                      511,097             546,277
     7.125%                  06/15/2010                    1,700,000           1,938,134
     7.000%                  02/01/2013                      305,680             320,540
     6.625%                  10/15/2007-
                             11/15/2010                    2,950,000           3,209,266
     6.000%                  05/15/2011-
                             10/01/2017                    1,396,079           1,530,919
     5.500%                  07/18/2012                      250,000             250,250


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
     5.250%                  01/15/2009-
                             08/01/2012                  $ 1,200,000        $  1,258,822
     4.750%                  02/21/2013                      400,000             400,200
     4.375%                  10/15/2006-
                             07/17/2013                    2,550,000           2,575,252
     4.250%                  07/15/2007                      900,000             908,421
     4.125%                  04/15/2014                      800,000             795,104
     4.000%                  01/26/2009                      300,000             299,740
     3.875%                  11/17/2008                      400,000             397,589
     3.750%                  05/17/2007                      500,000             498,705
     3.500%                  01/28/2008                      250,000             247,499
     3.410%                  08/30/2007                      200,000             197,866
     3.375%                  12/15/2008                      300,000             295,020
     3.250%                  06/28/2006                      800,000             795,574
     3.125%                  05/04/2007-
                             03/16/2009                    3,650,000           3,582,926
     2.875%                  05/19/2008                      650,000             632,570
     2.750%                  08/11/2006                      400,000             395,627
Federal National Mortgage Association TBA
     6.000%                  07/01/2017                      800,000             827,250
                                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $66,470,481)                                                           66,723,626
                                                                            ------------

---------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--56.4%
---------------------------------------------------------------------------------------
U.S. Treasury Bonds--2.3%
U.S. Treasury Bond
    12.000%                  08/15/2013                    1,000,000           1,241,954
     5.750%                  08/15/2010                      500,000             544,043
     5.000%                  08/15/2011+                   1,700,000           1,812,958
                                                                            ------------
                                                                               3,598,955
                                                                            ------------
U.S. Treasury Notes--54.1%
U.S. Treasury Note
     6.625%                  05/15/2007                      300,000             316,149
     6.500%                  10/15/2006-
                             02/15/2010                    2,700,000           2,878,513
     6.250%                  02/15/2007+                   1,500,000           1,563,048
     6.000%                  08/15/2009                    1,115,000           1,211,822
     5.500%                  05/15/2009                    2,800,000           2,984,736
     5.000%                  02/15/2011+                   2,800,000           2,975,767
     4.875%                  02/15/2012+                   1,080,000           1,147,332
     4.375%                  08/15/2012                    1,200,000           1,244,906
     4.250%                  08/15/2013-
                             11/15/2014+                   8,000,000           8,196,774
     4.125%                  05/15/2015+                   1,350,000           1,370,145
     4.000%                  04/15/2010-
                             02/15/2014                    9,000,000           9,089,910
     3.875%                  05/15/2009-
                             02/15/2013                    4,950,000           4,967,598
     3.750%                  05/15/2008                    4,200,000           4,210,504
     3.625%                  07/15/2009                    2,500,000           2,492,483
     3.500%                  05/31/2007-
                             02/15/2010+                   7,600,000           7,547,687
     3.375%                  02/28/2007-
                             12/15/2008                    7,280,000           7,222,028
     3.250%                  08/15/2007-
                             01/15/2009+                   4,500,000           4,449,592
     3.125%                  01/31/2007-
                             10/15/2008+                   3,020,000           2,984,573
     3.000%                  11/15/2007-
                             02/15/2008+                   6,000,000           5,910,492
     2.875%                  11/30/2006                    5,300,000           5,247,623
     2.625%                  11/15/2006                    1,000,000             987,149
     2.375%                  08/31/2006                    4,200,000           4,144,220

                See accompanying notes to financial statements.              105

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint US Government
Securities Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--(Continued)
---------------------------------------------------------------------------------------
     2.250%                  02/15/2007                  $ 1,700,000        $  1,664,076
                                                                            ------------
                                                                              84,807,127
                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $88,666,967)                                                           88,406,082
                                                                            ------------

---------------------------------------------------------------------------------------
CASH EQUIVALENTS--21.1%
---------------------------------------------------------------------------------------
Institutional Money Market Funds--2.2%
American Beacon Funds
     3.182%                            07/01/2005++        1,087,845           1,087,845
BGI Institutional Fund
     3.245%                            07/01/2005++        1,750,357           1,750,357
Merrimac Cash Fund-Premium Class
     3.037%                            07/01/2005++          604,544             604,544
                                                                            ------------
                                                                               3,442,746
                                                                            ------------

Bank & Certificate Deposits/Offshore Time Deposits--16.6%
ABN AMRO Bank NV
  3.250%                               08/05/2005++          241,818             241,818
Bank Of Montreal
  3.010%                               07/01/2005++          453,713             453,713
Bank Of Nova Scotia
  3.300%                               07/29/2005++          725,453             725,453
Bank Of Nova Scotia
  3.160%                               07/15/2005++        1,547,634           1,547,634
Bank Of Nova Scotia
  3.110%                               07/11/2005++          754,719             754,719
Barclays
  3.250%                               07/26/2005++          289,175             289,175
BNP Paribas
  3.000%                               07/01/2005++          725,453             725,453
Calyon
  3.250%                               08/04/2005++        1,209,089           1,209,089
Canadian Imperial Bank of Commerce
  3.402%                               11/04/2005++          752,863             752,863
Citigroup
  3.085%                               07/22/2005++        1,209,089           1,209,089
Clipper Receivables Corporation
  3.188%                               07/14/2005++           94,054              94,054
Compass Securitization
  3.157%                               07/11/2005++          106,421             106,421
Credit Suisse First Boston Corporation
  3.200%                               07/18/2005++          455,439             455,439
Credit Suisse First Boston Corporation
  3.160%                               07/13/2005++          604,544             604,544
Dexia Group
  3.240%                               07/21/2005++          483,635             483,635
Fairway Finance
  3.270%                               07/28/2005++          562,440             562,440
Falcon Asset Securitization Corporation
  3.168%                               07/12/2005++          216,869             216,869
First Tennessee National Corporation
  3.220%                               08/09/2005++          133,000             133,000
Fortis Bank
  3.260%                               07/07/2005++          709,713             709,713
Fortis Bank
  3.250%                               07/25/2005++          771,370             771,370
Fortis Bank
  3.250%                               08/04/2005++          120,909             120,909
General Electric Capital Corporation
  3.252%                               07/06/2005++          622,746             622,746



   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
Grampian Funding LLC
     3.284%                  07/13/2005++                $   241,818        $    241,818
Greyhawk Funding
     3.262%                  08/01/2005++                    551,706             551,706
HBOS Halifax Bank of Scotland
     3.150%                  08/08/2005++                    120,909             120,909
HSBC Banking/Holdings PLC
     3.250%                  08/05/2005++                    362,727             362,727
Jupiter Securitization Corporation
     3.261%                  07/27/2005++                    206,613             206,613
Lexington Parker Cap Company
     3.258%                  07/19/2005++                    283,352             283,352
Morgan Stanley Dean Witter & Company
     3.518%                  12/07/2005++                    846,362             846,362
Morgan Stanley Dean Witter & Company
     3.507%                  12/09/2005++                    290,181             290,181
National Australia Bank
     3.375%                  07/01/2005++                    967,271             967,271
National Australia Bank
     3.260%                  07/06/2005++                    483,635             483,635
Nordea Bank Finland PLC (NY Branch)
     3.240%                  08/03/2005++                    483,635             483,635
Park Avenue Receivables Corporation
     3.304%                  07/14/2005++                    241,818             241,818
Park Avenue Receivables Corporation
     3.229%                  07/20/2005++                    241,818             241,818
Prefco
     3.260%                  07/26/2005++                    280,828             280,828
Rabobank Nederland
     3.350%                  07/01/2005++                    604,544             604,544
Rabobank Nederland
     3.250%                  08/08/2005++                    483,635             483,635
Ranger Funding
     3.263%                  07/07/2005++                    483,635             483,635
Royal Bank of Canada
     3.250%                  07/07/2005++                    544,090             544,090
Royal Bank of Scotland
     3.310%                  08/09/2005++                    725,453             725,453
Royal Bank of Scotland
     3.290%                  07/12/2005++                    967,271             967,271
Sheffield Receivables Corporation
     3.335%                  07/15/2005++                    241,818             241,818
Societe Generale
     3.200%                  08/08/2005++                    483,635             483,635
The Bank of the West
     3.270%                  07/27/2005++                    120,909             120,909
Toronto Dominion Bank
     3.250%                  08/02/2005++                    483,635             483,635
UBS AG
     3.250%                  08/09/2005++                    725,453             725,453
Wells Fargo
     3.270%                  07/21/2005++                    725,453             725,453
Wells Fargo
     3.270%                  08/01/2005++                    483,635             483,635
Yorktown Capital LLC
     3.239%                  07/20/2005++                    604,544             604,544
                                                                            ------------
                                                                              26,070,529
                                                                            ------------

Floating Rate Instruments/Master Notes--2.3%
Bank of America
     3.270%                  07/18/2005++                    241,818             241,818
Bank of America
     3.270%                  08/30/2005++                    851,198             851,198
Bank of America
     3.030%                  07/05/2005++                    444,295             444,295
Credit Suisse First Boston Corporation
     3.435%                  03/10/2006++                    483,635             483,635

106              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint US Government
Securities Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
---------------------------------------------------------------------------------------
Credit Suisse First Boston Corporation
     3.154%                  09/09/2005++                $   241,819        $    241,819
Goldman Sachs Group Inc.
     3.320%                  07/27/2005++                    483,636             483,636
Goldman Sachs Group Inc.
     3.320%                  12/28/2005++                    843,698             843,698
                                                                            ------------
                                                                               3,590,099
                                                                            ------------
TOTAL CASH EQUIVALENTS
 (Cost $33,103,374)                                                           33,103,374
                                                                            ------------

---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.5%
---------------------------------------------------------------------------------------
IBT Repurchase Agreement dated
  06/30/2005 due 07/1/2005, with a
  maturity value of $2,284,083 and an
  effective yield of 2.40%
  collateralized by U.S. Government
  Obligations with a rate of 6.375%,
  maturity date of 07/25/2014 and a
  market value of $2,398,127.                              2,283,930           2,283,930
                                                                            ------------
TOTAL INVESTMENTS--121.6%
 (Cost $190,524,752)                                                         190,517,012
Other assets less liabilities--(21.6%)                                       (33,821,687)
                                                                            ------------
NET ASSETS--100.0%                                                          $156,695,325
                                                                            ============

Notes to the Schedule of Investments:
+    Denotes all or a portion of security on loan.
++ Represents collateral received from securities lending transactions.

                 See accompanying notes to financial statements.             107

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Asset
Allocation Fund                                    Shares                 Value
-------------------------------------------------------------------------------
COMMON STOCKS--81.5%
-------------------------------------------------------------------------------
Advertising--0.2%
Interpublic Group, Inc.                 *          24,700          $    300,846
Monster Worldwide, Inc.                 *           7,000               200,760
Omnicom Group                                      10,800               862,488
                                                                   ------------
                                                                      1,364,094
                                                                   ------------

Aerospace & Defense--1.3%
Goodrich Corporation                                6,600               270,336
Boeing Company (The)                               46,592             3,075,072
General Dynamics Corporation                       11,200             1,226,848
Honeywell International, Inc.                      47,725             1,748,167
Lockheed Martin Corporation                        22,600             1,466,062
Northrop Grumman Corporation                       20,192             1,115,608
Textron, Inc.                                       7,500               568,875
                                                                   ------------
                                                                      9,470,968
                                                                   ------------

Airlines--0.1%
Delta Airlines, Inc.                    *+          7,300                27,448
Southwest Airlines Company                         41,472               577,705
                                                                   ------------
                                                                        605,153
                                                                   ------------

Apparel Retailers--0.4%
Gap, Inc. (The)                                    41,457               818,776
Kohl's Corporation                      *          18,800             1,051,108
Ltd. Brands                             +          22,500               481,950
Nordstrom, Inc.                                     7,500               509,775
                                                                   ------------
                                                                      2,861,609
                                                                   ------------

Automotive--0.7%
Autonation, Inc.                        *          12,800               262,656
Dana Corporation                                    9,424               141,454
Delphi Corporation                                 30,635               142,453
Ford Motor Company                      +         101,346             1,037,783
General Motors Corporation              +          31,100             1,057,400
Genuine Parts Company                               9,525               391,382
Goodyear Tire & Rubber Company (The)    *+         10,600               157,940
Harley-Davidson, Inc.                              16,600               823,360
ITT Industries, Inc.                                5,100               497,913
Navistar International Corporation      *           4,200               134,400
Paccar, Inc.                                        9,722               661,096
Visteon Corporation                     +           9,104                54,897
                                                                   ------------
                                                                      5,362,734
                                                                   ------------
Banking--9.6%
American Express Company                           66,040             3,515,309
AmSouth Bancorp                                    19,300               501,800
BB&T Corporation                                   31,200             1,247,064
Bank of America Corporation                       228,206            10,408,476
Bank of New York Company, Inc. (The)               43,900             1,263,442
Capital One Financial Corporation       +          13,900             1,112,139
CIT Group, Inc.                                    11,700               502,749
Citigroup, Inc.                                   294,208            13,601,236
Comerica, Inc.                                      9,650               557,770
Compass Bancshares, Inc.                            6,800               306,000
Fifth Third Bancorp                                29,278             1,206,546
First Horizon National Corporation                  6,900               291,180
Golden West Financial Corporation                  16,000             1,030,080


                                                   Shares                 Value
-------------------------------------------------------------------------------
Huntington Bancshares, Inc.             +          12,536          $    302,619
JP Morgan Chase & Company                         200,139             7,068,909
KeyCorp                                            23,100               765,765
M&T Bank Corporation                    +           5,540               582,586
MBNA Corporation                                   72,040             1,884,566
Marshall & IIsley Corporation                      11,700               520,065
Mellon Financial Corporation                       23,700               679,953
National City Corporation                          33,450             1,141,314
North Fork Bancorp, Inc.                           25,950               728,935
Northern Trust Corporation                         11,450               522,005
PNC Financial Services Group, Inc.                 16,000               871,360
Providian Financial Corporation         *          16,100               283,843
Regions Financial Corporation                      26,336               892,264
SLM Corporation                                    23,900             1,214,120
Sovereign Bancorp, Inc.                 +          21,100               471,374
State Street Corporation                           18,500               892,625
Suntrust Banks, Inc.                               19,100             1,379,784
Synovus Financial Corporation           +          17,700               507,459
U.S. Bancorp                            +         104,205             3,042,786
Wachovia Corporation                               89,271             4,427,842
Washington Mutual, Inc.                            49,114             1,998,449
Wells Fargo & Company                              95,560             5,884,585
Zions Bancorp                                       4,900               360,297
                                                                   ------------
                                                                     71,967,296
                                                                   ------------

Beverages, Food & Tobacco--4.2%
Altria Group, Inc.                                116,500             7,532,890
Anheuser-Busch Companies, Inc.                     43,740             2,001,105
Archer-Daniels-Midland Company                     35,624               761,641
Brown-Forman Corporation Class B                    5,080               307,137
Campbell Soup Company                              18,330               564,014
Coca-Cola Company (The)                           127,520             5,323,960
Coca-Cola Enterprises, Inc.                        19,860               437,119
ConAgra Foods, Inc.                                29,600               685,536
General Mills, Inc.                                20,600               963,874
H.J. Heinz Company                                 19,350               685,377
Hershey Foods Corporation               +          12,320               765,072
Kellogg Company                                    19,760               878,134
McCormick & Company, Inc.                           7,500               245,100
Molson Coors Brewing Company--Class B               4,500               279,000
Pepsi Bottling Group, Inc.                         11,130               318,429
Pepsico, Inc.                                      94,450             5,093,688
RJ Reynolds Tobacco Holding, Inc.       +           6,560               516,928
Safeway, Inc.                           +          24,300               548,937
Sara Lee Corporation                               43,700               865,697
Supervalu, Inc.                                     7,500               244,575
Sysco Corporation                                  35,700             1,291,983
UST, Inc.                               +           9,100               415,506
WM Wrigley Jr. Company                             11,010               757,928
                                                                   ------------
                                                                     31,483,630
                                                                   ------------

Building Materials--1.0%
Home Depot, Inc.                                  123,600             4,808,040
Louisiana-Pacific Corporation           +           6,800               167,144
Lowe's Companies, Inc.                  +          43,450             2,529,659
Vulcan Materials Company                +           5,600               363,944
                                                                   ------------
                                                                      7,868,787
                                                                   ------------

108              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Asset
Allocation Fund                                    Shares                 Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Chemicals--1.2%
Air Products & Chemicals, Inc.                     12,500          $    753,750
Avery Dennison Corporation                          6,100               323,056
Cooper Tire & Rubber Company            +           4,700                87,279
Dow Chemical Company (The)                         53,736             2,392,864
Eastman Chemical Company                            4,475               246,796
Ecolab, Inc.                                       12,500               404,500
EI Du Pont de Nemours & Company                    56,100             2,412,861
Great Lakes Chemical Corporation                    3,300               103,851
Hercules, Inc.                          *           6,900                97,635
International Flavors &
  Fragrances, Inc.                                  5,200               188,344
Monsanto Company                                   14,949               939,844
PPG Industries, Inc.                                9,824               616,554
Praxair, Inc.                                      17,900               834,140
                                                                   ------------
                                                                      9,401,474
                                                                   ------------

Commercial Services--0.9%
Allied Waste Industries, Inc.           *+         14,200               112,606
Apollo Group, Inc. Class A              *           9,330               729,793
Cendant Corporation                                59,400             1,328,778
Cintas Corporation                      +           8,500               328,100
Convergys Corporation                   *           7,600               108,072
Equifax, Inc.                                       7,500               267,825
Fluor Corporation                                   5,000               287,950
H&R Block, Inc.                         +           9,800               571,830
Moody's Corporation                                15,600               701,376
Paychex, Inc.                                      20,750               675,205
Robert Half International, Inc.         +           9,500               237,215
RR Donnelley & Sons Company                        11,900               410,669
Ryder System, Inc.                                  3,800               139,080
Waste Management, Inc.                             32,227               913,313
                                                                   ------------
                                                                      6,811,812
                                                                   ------------

Communications--1.3%
ADC Telecommunications, Inc.            *           6,971               151,759
Andrew Corporation                      *+          9,787               124,882
Avaya, Inc.                             *          27,068               225,206
Ciena Corporation                       *          30,600                63,954
Comverse Technology, Inc.               *          10,700               253,055
Corning, Inc.                           *          79,400             1,319,628
L-3 Communications Holdings, Inc.                   6,400               490,112
Lucent Technologies, Inc.               *+        249,419               725,809
Motorola, Inc.                                    137,990             2,519,697
Network Appliance, Inc.                 *+         20,600               582,362
Qualcomm, Inc.                                     92,700             3,060,027
Scientific-Atlanta, Inc.                            8,400               279,468
Tellabs, Inc.                           *          25,200               219,240
                                                                   ------------
                                                                     10,015,199
                                                                   ------------
Computer Software & Processing--4.5%
Adobe Systems, Inc.                                27,400               784,188
Affiliated Computer
  Services, Inc. Class A                *+          7,500               383,250
Autodesk, Inc.                                     13,100               450,247
Automatic Data Processing, Inc.                    32,900             1,380,813
BMC Software, Inc.                      *          12,300               220,785
Citrix Systems, Inc.                    *           8,900               192,774
Computer Associates International, Inc. +          30,025               825,087


                                                   Shares                 Value
-------------------------------------------------------------------------------
Computer Sciences Corporation           *          10,300          $    450,110
Compuware Corporation                   *          23,000               165,370
Electronic Arts, Inc.                   *          17,300               979,353
Electronic Data Systems Corporation                29,100               560,175
First Data Corporation                             45,136             1,811,759
Fiserv, Inc.                            *          10,600               455,270
IMS Health, Inc.                                   13,125               325,106
Intuit, Inc.                            *          10,900               491,699
Mercury Interactive Corporation         *           5,100               195,636
Microsoft Corporation                             569,550            14,147,622
NCR Corporation                         *          10,200               358,224
Novell, Inc.                            *+         22,400               138,880
Nvidia Corporation                      *+          9,500               253,840
Oracle Corporation                      *         252,920             3,338,544
Parametric Technology Corporation       *          18,300               116,754
Siebel Systems, Inc.                               27,200               242,080
Sun Microsystems, Inc.                  *         190,200               709,446
Sungard Data Systems, Inc.              *          15,800               555,686
Symantec Corporation                    *          39,200               852,208
Unisys Corporation                      *          20,200               127,866
Veritas Software Corporation            *          23,633               576,645
Yahoo!, Inc.                            *          73,500             2,546,775
                                                                   ------------
                                                                     33,636,192
                                                                   ------------

Computers & Information--4.3%
3M Company                                         43,450             3,141,435
Apple Computer, Inc.                    *          46,000             1,693,260
Cisco Systems, Inc.                     *         364,250             6,960,817
Dell, Inc.                              *         138,500             5,472,135
EMC Corporation                         *         135,450             1,857,020
Gateway, Inc.                           *          20,900                68,970
Hewlett-Packard Company                           162,986             3,831,801
International Business
  Machines Corporation                             91,900             6,818,980
International Game Technology                      19,100               537,665
Jabil Circuit, Inc.                     *          11,000               338,030
Lexmark International, Inc.             *           7,400               479,742
Pitney Bowes, Inc.                                 12,900               561,795
Solectron Corporation                   *          53,300               202,007
Symbol Technologies, Inc.                          12,800               126,336
                                                                   ------------
                                                                     32,089,993
                                                                   ------------

Containers & Packaging--0.1%
Ball Corporation                                    6,000               215,760
Sealed Air Corporation                  *           4,565               227,291
                                                                   ------------
                                                                        443,051
                                                                   ------------

Cosmetics & Personal Care--1.8%
Alberto Culver Company Class B                      4,800               207,984
Avon Products, Inc.                                26,200               991,670
Clorox Company                                      8,400               468,048
Colgate-Palmolive Company                          29,700             1,482,327
Gillette Company (The)                             55,800             2,825,154
Procter & Gamble Company                          139,700             7,369,175
                                                                   ------------
                                                                     13,344,358
                                                                   ------------

Diversified--2.7%
General Electric Company                          595,960            20,650,014
                                                                   ------------

                See accompanying notes to financial statements.             109

June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------

Vantagepoint Asset
Allocation Fund                                    Shares                 Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Electric Utilities--2.7%
AES Corporation (The)                   *          36,500          $    597,870
Allegheny Energy, Inc.                  *           7,700               194,194
Ameren Corporation                                 10,700               591,710
American Electric Power Company, Inc.              21,860               805,978
CMS Energy Corporation                  *+         11,100               167,166
Calpine Corporation                     *+         30,600               104,040
Centerpoint Energy, Inc.                           14,626               193,209
Cinergy Corporation                                10,700               479,574
Consolidated Edison, Inc.               +          13,300               622,972
Constellation Energy Group, Inc.                   10,000               576,900
DTE Energy Company                      +           9,300               434,961
Dominion Resources, Inc.                           19,171             1,406,960
Duke Energy Corporation                 +          52,924             1,573,431
Edison International                               17,900               725,845
Entergy Corporation                                12,100               914,155
Exelon Corporation                                 37,424             1,920,974
FPL Group, Inc.                                    22,000               925,320
FirstEnergy Corporation                            18,173               874,303
KeySpan Corporation                     +           8,800               358,160
NiSource, Inc.                                     14,602               361,107
PG&E Corporation                                   20,310               762,437
PPL Corporation                                    10,600               629,428
Pinnacle West Capital Corporation                   4,800               213,360
Progress Energy, Inc.                              13,500               610,740
Public Service Enterprise Group, Inc.              13,000               790,660
Sempra Energy                                      12,969               535,749
Southern Company (The)                             41,800             1,449,206
TXU Corporation                                    13,297             1,104,848
TECO Energy, Inc.                       +          12,300               232,593
Xcel Energy, Inc.                       +          21,870               426,902
                                                                   ------------
                                                                     20,584,752
                                                                   ------------

Electrical Equipment--0.2%
Cooper Industries Ltd. Class A                      5,500               351,450
Emerson Electric Company                           23,300             1,459,279
                                                                   ------------
                                                                      1,810,729
                                                                   ------------

Electronics--2.8%
Advanced Micro
  Devices, Inc.                         *          22,100               383,214
Agilent Technologies, Inc.              *+         24,369               560,974
Altera Corporation                      *+         20,800               412,256
American Power Conversion Corporation              10,800               254,772
Analog Devices, Inc.                    +          21,200               790,972
Applied Micro Circuits Corporation      *          17,700                45,312
Broadcom Corporation Class A            *          16,380               581,654
Freescale Semiconductor, Inc. Class B   *          22,553               477,673
Intel Corporation                                 350,040             9,122,042
JDS Uniphase Corporation                *          84,700               128,744
LSI Logic Corporation                   *          22,700               192,723
Linear Technology Corporation                      17,200               631,068
Maxim Integrated Products, Inc.                    18,100               691,601
Micron Technology, Inc.                 *+         33,600               343,056
Molex, Inc.                             +          10,475               272,769


                                                   Shares                 Value
-------------------------------------------------------------------------------
National Semiconductor Corporation                 20,000          $    440,600
Novellus Systems, Inc.                              7,400               182,854
PMC-Sierra, Inc.                        *          10,900               101,697
QLogic Corporation                      *           5,200               160,524
Raytheon Company                                   25,600             1,001,472
Rockwell Collins, Inc.                              9,700               462,496
Sanmina-SCI Corporation                 *+         28,400               155,348
Teradyne, Inc.                          *+         11,200               134,064
Texas Instruments, Inc.                            96,000             2,694,720
Xilinx, Inc.                                       18,900               481,950
                                                                   ------------
                                                                     20,704,555
                                                                   ------------

Entertainment & Leisure--1.6%
Eastman Kodak Company                   +          15,800               424,230
Harrah's Entertainment, Inc.                        8,950               645,027
Hasbro, Inc.                                        9,775               203,222
Mattel, Inc.                                       23,578               431,477
News Corporation, Inc. Class A                    162,200             2,624,396
Time Warner, Inc.                       *         258,710             4,323,044
Walt Disney Company                               115,200             2,900,736
Xerox Corporation                       *          52,800               728,112
                                                                   ------------
                                                                     12,280,244
                                                                   ------------

Financial Services--2.7%
Bear Stearns Companies, Inc. (The)                  6,333               658,252
Charles Schwab Corporation (The)                   64,622               728,936
Countrywide Financial Corporation                  32,598             1,258,609
E*Trade Financial Corporation           *          20,200               282,598
Federal Home Loan Mortgage Corporation             38,700             2,524,401
Federal National Mortgage Association              54,500             3,182,800
Federated Investors, Inc. Class B                   5,700               171,057
Franklin Resources, Inc.                           11,140               857,557
Goldman Sachs Group, Inc.                          25,210             2,571,924
Janus Capital Group, Inc.               +          14,000               210,560
Lehman Brothers Holdings, Inc.          +          15,500             1,538,840
Merrill Lynch & Company, Inc.                      52,360             2,880,324
Morgan Stanley                                     62,730             3,291,443
T. Rowe Price Group, Inc.                           6,900               431,940
                                                                   ------------
                                                                     20,589,241
                                                                   ------------

Food Retailers--0.3%
Albertson's, Inc.                       +          20,242               418,605
Kroger Company                          *+         41,100               782,133
Starbucks Corporation                   *          22,500             1,162,350
                                                                   ------------
                                                                      2,363,088
                                                                   ------------

Forest Products & Paper--0.6%
Bemis Company                                       6,800               180,472
Georgia-Pacific Corporation                        14,838               471,848
International Paper Company                        27,602               833,856
Kimberly Clark Corporation                         27,020             1,691,182
MeadWestvaco Corporation                           11,014               308,833
Pactiv Corporation                      *           8,100               174,798
Temple-Inland, Inc.                                 6,800               252,620
Weyerhaeuser Company                               13,800               878,370
                                                                   ------------
                                                                      4,791,979
                                                                   ------------

110              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------

Vantagepoint Asset
Allocation Fund                                    Shares                 Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Health Care Providers--1.0%
Caremark Rx, Inc.                       *          25,800          $  1,148,616
Express Scripts, Inc.                   *+          8,600               429,828
HCA, Inc.                                          23,317             1,321,374
Health Management
  Associates, Inc. Class A              +          13,200               345,576
Laboratory Corporation of
  America Holdings                      *           7,700               384,230
Manor Care, Inc.                                    4,700               186,731
Tenet Healthcare Corporation            *+         25,550               312,732
UnitedHealth Group, Inc.                           72,300             3,769,722
                                                                   ------------
                                                                      7,898,809
                                                                   ------------

Heavy Construction--0.1%
Centex Corporation                                  6,900               487,623
                                                                   ------------

Heavy Machinery--1.7%
American Standard Companies, Inc.                  10,150               425,488
Applied Materials, Inc.                            92,400             1,495,032
Baker Hughes, Inc.                                 19,180               981,249
Black & Decker Corporation              +           4,800               431,280
Caterpillar, Inc.                                  19,200             1,829,952
Cummins, Inc.                           +           2,600               193,986
Deere & Company                         +          13,800               903,762
Dover Corporation                                  11,200               407,456
Eaton Corporation                                   8,400               503,160
Ingersoll-Rand Company Class A                      9,650               688,528
National-Oilwell Varco, Inc.            *           9,200               437,368
Pall Corporation                                    7,666               232,740
Parker Hannifin Corporation                         6,525               404,615
Rockwell Automation, Inc.                          10,200               496,842
Stanley Works (The)                                 4,400               200,376
United Technologies Corporation                    57,800             2,968,030
W.W. Grainger, Inc.                                 5,000               273,950
                                                                   ------------
                                                                     12,873,814
                                                                   ------------

Home Construction, Furnishings & Appliances--0.4%
Johnson Controls, Inc.                             10,400               585,832
KB Home                                 +           5,000               381,150
Leggett & Platt, Inc.                              10,700               284,406
Masco Corporation                       +          25,400               806,704
Maytag Corporation                      +           5,000                78,300
Pulte Homes, Inc.                                   6,670               561,948
Whirlpool Corporation                   +           3,600               252,396
                                                                   ------------
                                                                      2,950,736
                                                                   ------------
Household Products--0.4%
Fortune Brands, Inc.                                8,100               719,280
Illinois Tool Works, Inc.                          15,470             1,232,650
Newell Rubbermaid, Inc.                 +          15,060               359,030
Rohm & Haas Company                                10,945               507,191
Snap-On, Inc.                                       3,650               125,195
                                                                   ------------
                                                                      2,943,346
                                                                   ------------

Industrial--Diversified--0.4%
Tyco International Ltd.                           113,349             3,309,791
                                                                   ------------

Insurance--4.4%
ACE Ltd. (Bermuda)                                 16,100               722,085
Aflac, Inc.                                        28,300             1,224,824


                                                   Shares                 Value
-------------------------------------------------------------------------------
Aetna, Inc.                                        16,874          $  1,397,505
Allstate Corporation (The)                         37,938             2,266,796
AMBAC Financial Group, Inc.                         6,250               436,000
American International Group, Inc.                146,770             8,527,337
AON Corporation                         +          17,225               431,314
Chubb Corporation                                  10,760               921,164
Cigna Corporation                                   7,700               824,131
Cincinnati Financial Corporation                    9,639               381,319
Hartford Financial Services Group, Inc.            16,700             1,248,826
Humana, Inc.                            *+          8,800               349,712
Jefferson Pilot Corporation                         7,687               387,579
Lincoln National Corporation                        9,800               459,816
Loews Corporation                                   8,990               696,725
MBIA, Inc.                              +           7,850               465,584
MGIC Investment Corporation                         5,400               352,188
Marsh & McLennan Companies, Inc.                   29,300               811,610
Metlife, Inc.                                      41,260             1,854,224
Principal Financial Group                          16,860               706,434
Progressive Corporation (The)                      11,080             1,094,815
Prudential Financial, Inc.                         29,500             1,936,970
Safeco Corporation                                  7,600               412,984
St. Paul Travelers Companies                       37,616             1,486,960
Torchmark Corporation                               6,200               323,640
UnumProvident Corporation               +          16,418               300,778
WellPoint, Inc.                         *          34,400             2,395,616
XL Capital Ltd. Class A (Bermuda)       +           7,600               565,592
                                                                   ------------
                                                                     32,982,528
                                                                   ------------

Lodging--0.3%
Hilton Hotels Corporation                          20,800               496,080
Marriott International, Inc. Class A               11,310               771,568
Starwood Hotels & Resorts Worldwide, Inc.          11,900               696,983
                                                                   ------------
                                                                      1,964,631
                                                                   ------------

Media--Broadcasting & Publishing--1.5%
Clear Channel Communications, Inc.                 29,670               917,693
Comcast Corporation Class A             *         124,480             3,821,536
Dow Jones & Company, Inc.               +           4,400               155,980
Gannett Company, Inc.                              14,130             1,005,067
Knight-Ridder, Inc.                     +           4,400               269,896
McGraw-Hill Companies, Inc. (The)                  21,200               938,100
Meredith Corporation                                2,700               132,462
New York Times Company Class A          +           8,200               255,430
Tribune Company                         +          16,867               593,381
Univision Communications, Inc. Class A  *+         16,500               454,575
Viacom, Inc. Class B                               92,591             2,964,764
                                                                   ------------
                                                                     11,508,884
                                                                   ------------

Medical Supplies--3.5%
Allergan, Inc.                                      7,500               639,300
Applera Corporation--Applied
  Biosystems Group                                 11,300               222,271
Bausch & Lomb, Inc.                                 2,806               232,898
Baxter International, Inc.                         34,800             1,291,080
Becton, Dickinson & Company                        14,000               734,580

                See accompanying notes to financial statements.             111

June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------

Vantagepoint Asset
Allocation Fund                                    Shares                 Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Biomet, Inc.                                       14,025          $    485,826
Boston Scientific Corporation           *          42,780             1,155,060
C.R. Bard, Inc.                                     6,000               399,060
Fisher Scientific International         *           6,200               402,380
Guidant Corporation                                18,100             1,218,130
Johnson & Johnson                                 167,388            10,880,220
Kla-Tencor Corporation                  +          10,700               467,590
Medtronic, Inc.                                    68,100             3,526,899
Millipore Corporation                   *           2,900               164,517
PerkinElmer, Inc.                                   7,800               147,420
Quest Diagnostics, Inc.                 +          10,400               554,008
St. Jude Medical, Inc.                  *          20,300               885,283
Stryker Corporation                                21,100             1,003,516
Tektronix, Inc.                                     4,500               104,715
Thermo Electron Corporation             *           9,100               244,517
Waters Corporation                      *           6,600               245,322
Zimmer Holdings, Inc.                   *          13,890             1,058,001
                                                                   ------------
                                                                     26,062,593
                                                                   ------------

Metals--0.6%
Alcoa, Inc.                                        49,060             1,281,938
Allegheny Technologies, Inc.                        5,183               114,337
Danaher Corporation                     +          15,490               810,747
Engelhard Corporation                               7,537               215,181
Newmont Mining Corporation                         24,568               958,889
Nucor Corporation                       +           9,100               415,142
Phelps Dodge Corporation                            5,428               502,090
United States Steel Corporation         +           6,520               224,092
                                                                   ------------
                                                                      4,522,416
                                                                   ------------

Mining--0.0%
Freeport-McMoran Copper &
  Gold, Inc. Class B                                9,700               363,168
                                                                   ------------

Oil & Gas--7.0%
Amerada Hess Corporation                            5,000               532,550
Anadarko Petroleum Corporation                     13,370             1,098,346
Apache Corporation                                 18,392             1,188,123
Ashland, Inc.                                       3,800               273,106
BJ Services Company                     +           8,900               467,072
Burlington Resources, Inc.                         21,904             1,209,977
Chevron Texaco Corporation                        118,480             6,625,402
ConocoPhillips                                     78,418             4,508,251
Devon Energy Corporation                           26,598             1,347,987
Dynegy, Inc. Class A                    *          23,100               112,266
EOG Resources, Inc.                                13,400               761,120
EL Paso Corporation                     +          36,277               417,911
Exxon Mobil Corporation                           359,458            20,658,051
Halliburton Company                                28,400             1,358,088
Kerr-McGee Corporation                              6,857               523,258
Kinder Morgan, Inc.                     +           6,200               515,840
Marathon Oil Corporation                           19,200             1,024,704
Nabors Industries Ltd.                  *           8,000               484,960
Nicor, Inc.                             +           2,900               119,393
Noble Corporation                                   7,700               473,627
Occidental Petroleum Corporation                   22,390             1,722,463
Peoples Energy Corporation                          2,300                99,958
Rowan Companies, Inc.                               6,200               184,202
Schlumberger Ltd.                                  33,100             2,513,614
Sunoco, Inc.                                        4,100               466,088


                                                   Shares                 Value
-------------------------------------------------------------------------------
Transocean, Inc.                        *          18,211          $    982,848
Unocal Corporation                      +          15,210               989,411
Valero Energy Corporation                          14,500             1,147,095
Williams Companies, Inc.                           32,100               609,900
XTO Energy, Inc.                                   19,066               648,053
                                                                   ------------
                                                                     53,063,664
                                                                   ------------

Pharmaceuticals--5.8%
Abbott Laboratories                                87,700             4,298,177
AmerisourceBergen Corporation           +           6,100               421,815
Amgen, Inc.                             *          70,344             4,252,998
Biogen Idec, Inc.                       *          18,930               652,139
Bristol-Myers Squibb Company            +         110,000             2,747,800
Cardinal Health, Inc.                              24,550             1,413,589
Chiron Corporation                      *           8,310               289,936
Eli Lilly & Company                                63,700             3,548,727
Forest Laboratories, Inc.               *          20,300               788,655
Genzyme Corporation                     *          13,800               829,242
Gilead Sciences, Inc.                   *          24,500             1,077,755
Hospira, Inc.                           *           8,650               337,350
King Pharmaceuticals, Inc.              *          13,066               136,148
McKesson Corporation                               15,989               716,147
Medco Health Solutions, Inc.            *          15,595               832,149
MedImmune, Inc.                         *          13,600               363,392
Merck & Company, Inc.                             124,500             3,834,600
Mylan Laboratories                      +          14,400               277,056
Pfizer, Inc.                                      420,012            11,583,931
Schering-Plough Corporation                        83,100             1,583,886
Sigma Aldrich Corporation                           3,800               212,952
Watson Pharmaceuticals, Inc.            *           5,900               174,404
Wyeth                                              75,200             3,346,400
                                                                   ------------
                                                                     43,719,248
                                                                   ------------

Real Estate--0.5%
Apartment Investment & Management
  Company REIT Class A                  +           5,900               241,428
Archstone-Smith Trust REIT                         10,900               420,958
Equity Office Properties Trust REIT                22,000               728,200
Equity Residential REIT                            16,100               592,802
Plum Creek Timber Company, Inc. REIT               10,800               392,040
Prologis REIT                                       9,800               394,352
Simon Property Group, Inc. REIT         +          12,400               898,876
                                                                   ------------
                                                                      3,668,656
                                                                   ------------

Restaurants--0.5%
Darden Restaurants, Inc.                            8,900               293,522
McDonald's Corporation                             71,600             1,986,900
Wendy's International, Inc.                         6,200               295,430
Yum! Brands, Inc.                                  16,200               843,696
                                                                   ------------
                                                                      3,419,548
                                                                   ------------

Retailers--3.8%
Autozone, Inc.                          *           3,810               352,273
Bed Bath & Beyond, Inc.                 *          16,400               685,192
Best Buy Company, Inc.                             16,810             1,152,326
Big Lots, Inc.                          *+          7,200                95,328
CVS Corporation                                    45,200             1,313,964
Circuit City Stores, Inc.                          10,300               178,087
Costco Wholesale Corporation                       26,576             1,191,136
Dillard's, Inc. Class A                             4,200                98,364
Dollar General Corporation                         16,970               345,509

112              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------

Vantagepoint Asset
Allocation Fund                                    Shares                 Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
eBay, Inc.                              *          68,130          $  2,248,971
Family Dollar Stores, Inc.                          9,400               245,340
Federated Department Stores                         9,900               725,472
JC Penney Company, Inc. (Holding Company)          16,000               841,280
May Department Stores Company (The)                15,900               638,544
Office Depot, Inc.                      *          17,400               397,416
OfficeMax, Inc.                                     5,200               154,804
RadioShack Corporation                  +           9,000               208,530
Sears Holdings Corporation              *+          4,982               746,652
Sherwin-Williams Company (The)                      7,130               335,752
Staples, Inc.                                      40,950               873,054
TJX Companies, Inc.                                27,700               674,495
Target Corporation                                 50,400             2,742,264
Tiffany & Company                                   8,100               265,356
Toys R US, Inc.                         *          12,300               325,704
Walgreen Company                                   57,500             2,644,425
Wal-Mart Stores, Inc.                             190,700             9,191,740
                                                                   ------------
                                                                     28,671,978
                                                                   ------------

Telecommunications--0.0%
Citizens Communications Company         +          18,800               252,672
                                                                   ------------

Telephone Systems--2.6%
Alltel Corporation                                 17,200             1,071,216
AT&T Corporation                                   45,267               861,884
BellSouth Corporation                   +         103,100             2,739,367
CenturyTel, Inc.                                    7,700               266,651
Nextel Communications, Inc. Class A     *          63,400             2,048,454
Qwest Communications International, Inc.*          97,229               360,720
SBC Communications, Inc.                          185,952             4,416,360
Sprint Corp.-FON Group                  +          83,200             2,087,488
Verizon Communications, Inc.            +         155,971             5,388,798
                                                                   ------------
                                                                     19,240,938
                                                                   ------------

Textiles, Clothing & Fabrics--0.4%
Coach, Inc.                             *          20,800               698,256
Jones Apparel Group, Inc.                           6,700               207,968
Liz Claiborne, Inc.                                 5,800               230,608
Nike, Inc. Class B                                 12,940             1,120,604
Reebok International Ltd.               +           3,600               150,588
VF Corporation                                      5,900               337,598
                                                                   ------------
                                                                      2,745,622
                                                                   ------------

Transportation--1.4%
Brunswick Corporation                               5,800               251,256
Burlington Northern Santa Fe
  Corporation                                      21,256             1,000,732
CSX Corporation                                    11,800               503,388
Carnival Corporation                               29,660             1,617,953
FedEx Corporation                                  16,940             1,372,309
Norfolk Southern Corporation                       22,500               696,600
Sabre Holdings Corporation                          6,930               138,254
Union Pacific Corporation                          14,700               952,560
United Parcel Service, Inc.
  Class B                                          63,000             4,357,080
                                                                   ------------
                                                                     10,890,132
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $567,550,829)                                                614,041,749
                                                                   ------------


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--7.6%
---------------------------------------------------------------------------------------
U.S. Treasury Bills--1.5%
U.S. Treasury Bill
     2.945%                  09/08/2005                  $11,000,000        $ 10,937,909
                                                                            ------------

U.S. Treasury Bonds--6.1%
U.S. Treasury Bond
    10.625%                  08/15/2015+                     265,000             410,636
     8.875%                  08/15/2017-
                             02/15/2019**                  5,200,000           7,725,317
     8.750%                  05/15/2017-
                             08/15/2020                    4,515,000           6,583,998
     8.125%                  08/15/2021+                   1,330,000           1,931,203
     8.000%                  11/15/2021**                    715,000           1,030,466
     7.250%                  05/15/2016-
                             08/15/2022+                   4,655,000           6,097,080
     7.125%                  02/15/2023                    2,890,000           3,906,468
     6.875%                  08/15/2025+                   3,680,000           4,954,778
     6.750%                  08/15/2026                    1,030,000           1,380,079
     6.250%                  05/15/2030+**                 6,650,000           8,663,966
     6.125%                  11/15/2027+                   2,880,000           3,638,028
                                                                            ------------
                                                                              46,322,019
                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $54,153,472)                                                           57,259,928
                                                                            ------------


-------------------------------------------------------------------------------
                                                   Shares                 Value
-------------------------------------------------------------------------------
RIGHTS--0.0%
-------------------------------------------------------------------------------
Computers & Information--0.0%
Seagate Technology, Inc. (Cost $--)     -          10,600                    --
                                                                   ------------


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER--8.0%
---------------------------------------------------------------------------------------
Banking--4.0%
CBA (Delaware) Finance, Inc.
     3.150%                  08/08/2005                  $20,000,000          19,933,500
Eiffel Funding LLC, 144A
     3.110%                  07/15/2005***                10,000,000           9,987,906
                                                                            ------------
                                                                              29,921,406
                                                                            ------------

Commercial Services--1.3%
International Lease Finance Corporation
     2.970%                  07/12/2005                   10,000,000           9,990,925
                                                                            ------------

Financial Services--2.7%
Giro Multi-Funding Corp., 144A
     3.110%                  07/15/2005***                20,000,000          19,975,811
                                                                            ------------

TOTAL COMMERCIAL PAPER
 (Cost $59,888,142)                                                           59,888,142
                                                                            ------------

                See accompanying notes to financial statements.              113

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CASH EQUIVALENTS--7.2%
---------------------------------------------------------------------------------------
Institutional Money Market Funds--0.8%
American Beacon Funds
     3.182%                  07/01/2005++                $ 1,773,389        $  1,773,389
BGI Institutional Fund
     3.245%                  07/01/2005++                  2,853,405           2,853,405
Merrimac Cash Fund-Premium Class
     3.037%                  07/01/2005++                    985,519             985,519
                                                                            ------------
                                                                               5,612,313
                                                                            ------------

Bank & Certificate Deposits/Offshore Time Deposits--5.6%
ABN AMRO Bank NV
     3.250%                  08/05/2005++                    394,208             394,208
Bank Of Montreal
     3.010%                  07/01/2005++                    739,636             739,636
Bank Of Nova Scotia
     3.300%                  07/29/2005++                  1,182,623           1,182,623
Bank Of Nova Scotia
     3.160%                  07/15/2005++                  2,522,928           2,522,928
Bank Of Nova Scotia
     3.110%                  07/11/2005++                  1,230,332           1,230,332
Barclays
     3.250%                  07/26/2005++                    471,408             471,408
BNP Paribas
     3.000%                  07/01/2005++                  1,182,623           1,182,623
Calyon
     3.250%                  08/04/2005++                  1,971,038           1,971,038
Canadian Imperial Bank of Commerce
     3.402%                  11/04/2005++                  1,227,305           1,227,305
Citigroup
     3.085%                  07/22/2005++                  1,971,038           1,971,038
Clipper Receivables Corporation
     3.188%                  07/14/2005++                    153,326             153,326
Compass Securitization
     3.157%                  07/11/2005++                    173,485             173,485
Credit Suisse First Boston Corporation
     3.200%                  07/18/2005++                    742,450             742,450
Credit Suisse First Boston Corporation
     3.160%                  07/13/2005++                    985,519             985,519
Dexia Group
     3.240%                  07/21/2005++                    788,415             788,415
Fairway Finance
     3.270%                  07/28/2005++                    916,881             916,881
Falcon Asset Securitization Corporation
     3.168%                  07/12/2005++                    353,536             353,536
First Tennessee National Corporation
     3.220%                  08/09/2005++                    216,814             216,814
Fortis Bank
     3.260%                  07/07/2005++                  1,156,964           1,156,964
Fortis Bank
     3.250%                  07/25/2005++                  1,257,475           1,257,475
Fortis Bank
     3.250%                  08/04/2005++                    197,104             197,104
General Electric Capital Corporation
     3.252%                  07/06/2005++                  1,015,191           1,015,191
Grampian Funding LLC
     3.284%                  07/13/2005++                    394,208             394,208
Greyhawk Funding
     3.262%                  08/01/2005++                    899,382             899,382
HBOS Halifax Bank of Scotland
     3.150%                  08/08/2005++                    197,104             197,104
HSBC Banking/Holdings PLC
     3.250%                  08/05/2005++                    591,311             591,311


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
Jupiter Securitization Corporation
     3.261%                  07/27/2005++                $   336,817        $    336,817
Lexington Parker Cap Company
     3.258%                  07/19/2005++                    461,916             461,916
Morgan Stanley Dean Witter & Company
     3.518%                  12/07/2005++                  1,379,727           1,379,727
Morgan Stanley Dean Witter & Company
     3.507%                  12/09/2005++                    473,049             473,049
National Australia Bank
     3.375%                  07/01/2005++                  1,576,830           1,576,830
National Australia Bank
     3.260%                  07/06/2005++                    788,415             788,415
Nordea Bank Finland PLC (NY Branch)
     3.240%                  08/03/2005++                    788,415             788,415
Park Avenue Receivables Corporation
     3.304%                  07/14/2005++                    394,208             394,208
Park Avenue Receivables Corporation
     3.229%                  07/20/2005++                    394,208             394,208
Prefco
     3.260%                  07/26/2005++                    457,802             457,802
Rabobank Nederland
     3.350%                  07/01/2005++                    985,519             985,519
Rabobank Nederland
     3.250%                  08/08/2005++                    788,415             788,415
Ranger Funding
     3.263%                  07/07/2005++                    788,415             788,415
Royal Bank of Canada
     3.250%                  07/07/2005++                    886,967             886,967
Royal Bank of Scotland
     3.310%                  08/09/2005++                  1,182,623           1,182,623
Royal Bank of Scotland
     3.290%                  07/12/2005++                  1,576,830           1,576,830
Sheffield Receivables Corporation
     3.335%                  07/15/2005++                    394,208             394,208
Societe Generale
     3.200%                  08/08/2005++                    788,415             788,415
The Bank of the West
     3.270%                  07/27/2005++                    197,104             197,104
Toronto Dominion Bank
     3.250%                  08/02/2005++                    788,415             788,415
UBS AG
     3.250%                  08/09/2005++                  1,182,623           1,182,623
Wells Fargo
     3.270%                  07/21/2005++                  1,182,623           1,182,623
Wells Fargo
     3.270%                  08/01/2005++                    788,415             788,415
Yorktown Capital LLC
     3.239%                  07/20/2005++                    985,519             985,519
                                                                            ------------
                                                                              42,499,782
                                                                            ------------

Floating Rate Instruments/Master Notes--0.8%
Bank of America
     3.270%                  07/18/2005++                    394,207             394,207
Bank of America
     3.270%                  08/30/2005++                  1,387,610           1,387,610
Bank of America
     3.030%                  07/05/2005++                    724,283             724,283
Credit Suisse First Boston Corporation
     3.435%                  03/10/2006++                    788,415             788,415
Credit Suisse First Boston Corporation
     3.154%                  09/09/2005++                    394,208             394,208
Goldman Sachs Group Inc.
     3.320%                  07/27/2005++                    788,415             788,415
Goldman Sachs Group Inc.
     3.320%                  12/28/2005++                  1,375,381           1,375,381
                                                                            ------------
                                                                               5,852,519
                                                                            ------------

114              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Asset
Allocation Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
---------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $53,964,614)                                                         $ 53,964,614
                                                                            ------------
TOTAL INVESTMENTS--104.3%
 (Cost $735,557,057)                                                         785,154,433
Other assets less liabilities--(4.3%)                                        (32,087,055)
                                                                            ------------
NET ASSETS--100.0%                                                          $753,067,378
                                                                            ============

Notes to the Schedule of Investments:
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan.
** Security has been pledged as collateral for futures contracts.
*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 3.98% of Total Investments.
++ Represents collateral received from securities lending transactions.
-    Security has no market value at 06/30/2005.

                See accompanying notes to financial statements.             115

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Equity Income Fund                                 Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--92.7%
-------------------------------------------------------------------------------
Aerospace & Defense--1.2%
Honeywell International, Inc.                     310,200       $   11,362,626
Lockheed Martin Corporation                        50,000            3,243,500
                                                                --------------
                                                                    14,606,126
                                                                --------------

Automotive--2.7%
Ford Motor Company                                200,000            2,048,000
General Motors Corporation              +         804,000           27,336,000
Genuine Parts Company                              90,552            3,720,782
                                                                --------------
                                                                    33,104,782
                                                                --------------

Banking--8.4%
American Express Company                           50,000            2,661,500
Bank of America Corporation                       362,984           16,555,700
Citigroup, Inc.                                   234,869           10,857,994
JP Morgan Chase & Company                         225,000            7,947,000
KeyCorp                                           100,000            3,315,000
MBNA Corporation                                  454,000           11,876,640
Mellon Financial Corporation                      150,000            4,303,500
Northern Trust Corporation                         40,000            1,823,600
PNC Financial Services Group, Inc.                100,000            5,446,000
SLM Corporation                                   176,000            8,940,800
State Street Corporation                          110,000            5,307,500
Suntrust Banks, Inc.                               40,000            2,889,600
Wachovia Corporation                              146,004            7,241,798
Washington Mutual, Inc.                 +         195,845            7,968,933
Wells Fargo & Company                              73,000            4,495,340
                                                                --------------
                                                                   101,630,905
                                                                --------------

Beverages, Food & Tobacco--5.2%
Altria Group, Inc.                                196,000           12,673,360
Anheuser-Busch Companies, Inc.                    125,000            5,718,750
Campbell Soup Company                              99,712            3,068,138
Coca-Cola Company (The)                           120,000            5,010,000
ConAgra Foods, Inc.                               292,900            6,783,564
General Mills, Inc.                                80,022            3,744,229
H.J. Heinz Company                                172,249            6,101,060
Imperial Tobacco Group PLC
  (United Kingdom)                                145,200            7,900,332
Kraft Foods, Inc. Class A               +         100,000            3,181,000
UST, Inc.                               +         146,437            6,686,313
Unilever NV (Netherlands)                          25,000            1,620,750
                                                                --------------
                                                                    62,487,496
                                                                --------------

Building Materials--3.0%
Cemex SA de CV ADR (Mexico)             +         598,537           25,389,940
Hanson PLC Sponsored ADR
  (United Kingdom)                                166,900            7,964,468
Home Depot, Inc.                                   70,000            2,723,000
                                                                --------------
                                                                    36,077,408
                                                                --------------

Chemicals--1.2%
Avery Dennison Corporation                         85,000            4,501,600
Dow Chemical Company (The)                         39,771            1,771,003
EI Du Pont de Nemours & Company                    61,446            2,642,793
Hercules, Inc.                          *          48,000              679,200
International Flavors & Fragrances, Inc.           60,900            2,205,798
Lyondell Chemical Company               +          81,600            2,155,872
                                                                --------------
                                                                    13,956,266
                                                                --------------


                                                   Shares                Value
------------------------------------------------------------------------------
Commercial Services--1.6%
Waste Management, Inc.                            663,200       $   18,795,088
                                                                --------------

Communications--0.0%
Lucent Technologies, Inc.               +*        200,000              582,000
                                                                --------------

Computer Software & Processing--0.4%
Microsoft Corporation                             200,000            4,968,000
                                                                --------------

Computers & Information--1.1%
Hewlett-Packard Company                           200,000            4,702,000
International Business
  Machines Corporation                             60,000            4,452,000
Pitney Bowes, Inc.                                 93,100            4,054,505
                                                                --------------
                                                                    13,208,505
                                                                --------------

Cosmetics & Personal Care--0.5%
Clorox Company                                     37,800            2,106,216
Colgate-Palmolive Company                          90,000            4,491,900
                                                                --------------
                                                                     6,598,116
                                                                --------------

Diversified--0.6%
General Electric Company                          200,000            6,930,000
                                                                --------------

Electric Utilities--3.5%
Cinergy Corporation                               190,400            8,533,728
Constellation Energy Group, Inc.                   50,000            2,884,500
Duke Energy Corporation                 +         384,000           11,416,320
Entergy Corporation                               126,000            9,519,300
FirstEnergy Corporation                            50,000            2,405,500
NiSource, Inc.                          +         130,000            3,214,900
Progress Energy, Inc.                             100,000            4,524,000
                                                                --------------
                                                                    42,498,248
                                                                --------------

Electrical Equipment--1.0%
Cooper Industries Ltd. Class A                     75,000            4,792,500
Emerson Electric Company                          120,000            7,515,600
                                                                --------------
                                                                    12,308,100
                                                                --------------

Electronics--4.4%
American Power Conversion Corporation             193,400            4,562,306
Analog Devices, Inc.                    +         125,000            4,663,750
Intel Corporation                                 175,000            4,560,500
Koninklijke (Royal) Philips
  Electronics NV NY Shares
  (Netherlands)                                 1,039,000           26,172,410
Raytheon Company                                  100,000            3,912,000
Sony Corporation ADR (Japan)                      125,000            4,305,000
Texas Instruments, Inc.                 +         150,000            4,210,500
                                                                --------------
                                                                    52,386,466
                                                                --------------

Entertainment & Leisure--3.7%
Eastman Kodak Company                   +          85,741            2,302,146
Mattel, Inc.                                      603,100           11,036,730
Time Warner, Inc.                       *         250,000            4,177,500
Walt Disney Company                             1,054,000           26,539,720
Xerox Corporation                       *          51,000              703,290
                                                                --------------
                                                                    44,759,386
                                                                --------------

Financial Services--1.2%
Charles Schwab Corporation (The)                  284,200            3,205,776
Federal National Mortgage Association              40,806            2,383,070

116              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint
Equity Income Fund                                 Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Janus Capital Group, Inc.               +         150,000       $    2,256,000
Morgan Stanley                                    120,000            6,296,400
                                                                --------------
                                                                    14,141,246
                                                                --------------

Forest Products & Paper--1.1%
International Paper Company                       285,800            8,634,018
Kimberly Clark Corporation                         45,259            2,832,761
MeadWestvaco Corporation                           50,000            1,402,000
                                                                --------------
                                                                    12,868,779
                                                                --------------

Health Care Providers--0.7%
HCA, Inc.                                         156,200            8,851,854
                                                                --------------

Heavy Machinery--1.4%
Baker Hughes, Inc.                                 57,500            2,941,700
Pall Corporation                                  120,000            3,643,200
Stanley Works (The)                               214,300            9,759,222
                                                                --------------
                                                                    16,344,122
                                                                --------------

Home Construction, Furnishings & Appliances--0.2%
Whirlpool Corporation                   +          40,000            2,804,400
                                                                --------------

Household Products--0.9%
Fortune Brands, Inc.                               37,765            3,353,532
Illinois Tool Works, Inc.                          38,900            3,099,552
Newell Rubbermaid, Inc.                 +         185,000            4,410,400
                                                                --------------
                                                                    10,863,484
                                                                --------------

Industrial--Diversified--0.4%
Tyco International Ltd.                           161,556            4,717,435
                                                                --------------

Insurance--10.4%
Allstate Corporation (The)                        160,000            9,560,000
American International Group, Inc.                 88,114            5,119,423
AON Corporation                         +         766,000           19,180,640
Chubb Corporation                                  33,000            2,825,130
Cigna Corporation                                  43,200            4,623,696
Fairfax Financial Holdings
  Ltd. (Canada)                         +         110,000           18,260,000
Hartford Financial
  Services Group, Inc.                            140,200           10,484,156
Lincoln National Corporation                       49,690            2,331,455
MGIC Investment Corporation             +         162,000           10,565,640
Marsh & McLennan Companies, Inc.                  140,000            3,878,000
Safeco Corporation                                 70,000            3,803,800
St. Paul Travelers Companies                      205,306            8,115,746
UnumProvident Corporation               +         105,000            1,923,600
WellPoint, Inc.                         *         225,400           15,696,856
XL Capital Ltd. Class A (Bermuda)       +         115,000            8,558,300
                                                                --------------
                                                                   124,926,442
                                                                --------------

Lodging--0.6%
Hilton Hotels Corporation                         175,000            4,173,750
Starwood Hotels & Resorts Worldwide, Inc.          50,000            2,928,500
                                                                --------------
                                                                     7,102,250
                                                                --------------


                                                   Shares                Value
------------------------------------------------------------------------------
Media--Broadcasting & Publishing--8.9%
Comcast Corporation Class A             *         135,000       $    4,144,500
Comcast Corporation Special Class A     *         696,000           20,845,200
DIRECTV Group, Inc. (The)               *       1,508,000           23,374,000
Dow Jones & Company, Inc.               +          98,000            3,474,100
Gannett Company, Inc.                              94,200            6,700,446
Knight-Ridder, Inc.                     +         188,000           11,531,920
Liberty Media Corporation Class A       *       2,203,000           22,448,570
New York Times Company Class A          +         135,000            4,205,250
Tribune Company                         +         150,000            5,277,000
Viacom, Inc. Class B                              140,000            4,482,800
                                                                --------------
                                                                   106,483,786
                                                                --------------

Medical Supplies--1.7%
Baxter International, Inc.                        329,600           12,228,160
Boston Scientific Corporation           *         140,000            3,780,000
Johnson & Johnson                                  60,000            3,900,000
                                                                --------------
                                                                    19,908,160
                                                                --------------

Metals--0.3%
Alcoa, Inc.                                       125,000            3,266,250
                                                                --------------

Oil & Gas--7.9%
Amerada Hess Corporation                +          75,000            7,988,250
BP Amoco PLC ADR (United Kingdom)                 258,054           16,097,409
Chevron Texaco Corporation              +         327,700           18,324,984
ConocoPhillips                                    226,600           13,027,234
EnCana Corporation (Canada)                        96,600            3,824,394
Exxon Mobil Corporation                           124,760            7,169,957
Marathon Oil Corporation                          221,100           11,800,107
Occidental Petroleum Corporation                  165,900           12,762,687
Royal Dutch Petroleum
  Company NY Shares (Netherlands)                  60,781            3,944,687
                                                                --------------
                                                                    94,939,709
                                                                --------------

Pharmaceuticals--4.4%
Abbott Laboratories                                75,000            3,675,750
Bristol-Myers Squibb Company            +         404,000           10,091,920
MedImmune, Inc.                         *         120,000            3,206,400
Merck & Company, Inc.                             175,000            5,390,000
Pfizer, Inc.                                      302,800            8,351,224
Schering-Plough Corporation                       492,500            9,387,050
Wyeth                                             278,000           12,371,000
                                                                --------------
                                                                    52,473,344
                                                                --------------

Real Estate--0.3%
Simon Property Group, Inc. REIT         +          50,000            3,624,500
                                                                --------------

Restaurants--3.3%
McDonald's Corporation                            150,000            4,162,500
Wendy's International, Inc.                       179,200            8,538,880
Yum! Brands, Inc.                                 517,000           26,925,360
                                                                --------------
                                                                    39,626,740
                                                                --------------

                See accompanying notes to financial statements.             117

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint
Equity Income Fund                                 Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Retailers--3.2%
Dollar General Corporation                        363,000       $    7,390,680
JC Penney Company, Inc.
  (Holding Company)                                78,200            4,111,756
May Department Stores Company (The)                60,765            2,440,322
Neiman-Marcus Group, Inc.                          99,500            9,621,650
Neiman-Marcus Group, Inc. Class A       +         118,200           11,455,944
RadioShack Corporation                            175,000            4,054,750
                                                                --------------
                                                                    39,075,102
                                                                --------------

Telecommunications--1.3%
Nokia Corporation ADR (Finland)                   961,600           16,001,024
                                                                --------------

Telephone Systems--2.6%
Alltel Corporation                                 80,000            4,982,400
AT&T Corporation                                  100,000            1,904,000
Qwest Communications
  International, Inc.                   +*        630,000            2,337,300
SBC Communications, Inc.                          346,800            8,236,500
Sprint Corp.-FON Group                  +         150,000            3,763,500
Verizon Communications, Inc.            +         296,741           10,252,402
                                                                --------------
                                                                    31,476,102
                                                                --------------

Transportation--3.4%
Burlington Northern
  Santa Fe Corporation                            212,400            9,999,792
Carnival Corporation                               67,000            3,654,850
FedEx Corporation                                 237,000           19,199,370
Norfolk Southern Corporation                       84,540            2,617,358
Union Pacific Corporation                          75,997            4,924,606
                                                                --------------
                                                                    40,395,976
                                                                --------------
TOTAL COMMON STOCKS
 (Cost $910,843,579)                                             1,114,787,597
                                                                --------------


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.9%
---------------------------------------------------------------------------------------
Telephone Systems--0.9%
Level 3 Communications, Inc., Senior Note
     9.125%                  05/01/2008+                 $ 2,575,000           2,150,125
Level 3 Communications, Inc., Senior Note, Step-Up
    10.500%                  12/01/2008+                  10,670,000           8,936,125
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $10,224,854)                                                           11,086,250
                                                                            ------------

---------------------------------------------------------------------------------------
CONVERTIBLE DEBT OBLIGATIONS--0.3%
---------------------------------------------------------------------------------------
Telephone Systems--0.3%
Level 3 Communications, Inc., Subordinated
  Note, Convertible
     6.000%                  03/15/2010+
    (Cost $3,189,269)                                      5,760,000           3,024,000
                                                                            ------------


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--0.3%
---------------------------------------------------------------------------------------
Financial Services--0.3%
JPMorgan Chase & Co. CD
     3.220%                  07/21/2005
    (Cost $4,000,000)                                    $ 4,000,000        $  4,000,000
                                                                            ------------

---------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.1%
---------------------------------------------------------------------------------------
Banking--0.2%
Preferred Receivables Funding, 144A
     3.210%                  07/20/2005**                  3,000,000           2,994,918
                                                                            ------------

Financial Services--0.9%
Alpine Securitization Corp., 144A
     3.050%                  07/05/2005**                  3,000,000           2,998,983
Atlantic Asset Securities Corp., 144A
     3.090%                  07/07/2005**                  1,814,000           1,813,066
FCAR Owner Trust I
     3.140%                  07/12/2005                    4,000,000           3,996,162
Yorktown Capital LLC
     3.080%                  07/07/2005                    2,000,000           1,998,973
                                                                            ------------
                                                                              10,807,184
                                                                            ------------
TOTAL COMMERCIAL PAPER
 (Cost $13,802,102)                                                           13,802,102
                                                                            ------------

---------------------------------------------------------------------------------------
CASH EQUIVALENTS--14.9%
---------------------------------------------------------------------------------------
Institutional Money Market Funds--1.6%
American Beacon Funds
     3.182%                  07/01/2005++                  5,880,603           5,880,603
BGI Institutional Fund
     3.245%                  07/01/2005++                  9,461,960           9,461,960
Merrimac Cash Fund-Premium Class
     3.037%                  07/01/2005++                  3,268,004           3,268,004
                                                                            ------------
                                                                              18,610,567
                                                                            ------------

Bank & Certificate Deposits/Offshore Time Deposits--11.7%
ABN AMRO Bank NV
     3.250%                  08/05/2005++                  1,307,204           1,307,204
Bank of Montreal
     3.010%                  07/01/2005++                  2,452,650           2,452,650
Bank of Nova Scotia
     3.300%                  07/29/2005++                  3,921,606           3,921,606
Bank of Nova Scotia
     3.160%                  07/15/2005++                  8,366,093           8,366,093
Bank of Nova Scotia
     3.110%                  07/11/2005++                  4,079,811           4,079,811
Barclays
     3.250%                  07/26/2005++                  1,563,200           1,563,200
BNP Paribas
     3.000%                  07/01/2005++                  3,921,606           3,921,606
Calyon
     3.250%                  08/04/2005++                  6,536,010           6,536,010
Canadian Imperial Bank of Commerce
     3.402%                  11/04/2005++                  4,069,773           4,069,773
Citigroup
     3.085%                  07/22/2005++                  6,536,010           6,536,010
Clipper Receivables Corporation
     3.188%                  07/14/2005++                    508,433             508,433
Compass Securitization
     3.157%                  07/11/2005++                    575,281             575,281
Credit Suisse First Boston Corporation
     3.200%                  07/18/2005++                  2,461,981           2,461,981

118              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
Equity Income Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
---------------------------------------------------------------------------------------
Credit Suisse First Boston Corporation
     3.160%                  07/13/2005++                $ 3,268,004        $  3,268,004
Dexia Group
     3.240%                  07/21/2005++                  2,614,404           2,614,404
Fairway Finance
     3.270%                  07/28/2005++                  3,040,402           3,040,402
Falcon Asset Securitization Corporation
     3.168%                  07/12/2005++                  1,172,335           1,172,335
First Tennessee National Corporation
     3.220%                  08/09/2005++                    718,961             718,961
Fortis Bank
     3.260%                  07/07/2005++                  3,836,521           3,836,521
Fortis Bank
     3.250%                  07/25/2005++                  4,169,817           4,169,817
Fortis Bank
     3.250%                  08/04/2005++                    653,601             653,601
General Electric Capital Corporation
     3.252%                  07/06/2005++                  3,366,397           3,366,397
Grampian Funding LLC
     3.284%                  07/13/2005++                  1,307,202           1,307,202
Greyhawk Funding
     3.262%                  08/01/2005++                  2,982,372           2,982,372
HBOS Halifax Bank of Scotland
     3.150%                  08/08/2005++                    653,601             653,601
HSBC Banking/Holdings PLC
     3.250%                  08/05/2005++                  1,960,803           1,960,803
Jupiter Securitization Corporation
     3.261%                  07/27/2005++                  1,116,895           1,116,895
Lexington Parker Cap Company
     3.258%                  07/19/2005++                  1,531,725           1,531,725
Morgan Stanley Dean Witter & Company
     3.518%                  12/07/2005++                  4,575,207           4,575,207
Morgan Stanley Dean Witter & Company
     3.507%                  12/09/2005++                  1,568,642           1,568,642
National Australia Bank
     3.375%                  07/01/2005++                  5,228,807           5,228,807
National Australia Bank
     3.260%                  07/06/2005++                  2,614,404           2,614,404
Nordea Bank Finland PLC (NY Branch)
     3.240%                  08/03/2005++                  2,614,404           2,614,404
Park Avenue Receivables Corporation
     3.304%                  07/14/2005++                  1,307,202           1,307,202
Park Avenue Receivables Corporation
     3.229%                  07/20/2005++                  1,307,202           1,307,202
Prefco
     3.260%                  07/26/2005++                  1,518,082           1,518,082
Rabobank Nederland
     3.350%                  07/01/2005++                  3,268,004           3,268,004
Rabobank Nederland
     3.250%                  08/08/2005++                  2,614,404           2,614,404
Ranger Funding
     3.263%                  07/07/2005++                  2,614,404           2,614,404
Royal Bank of Canada
     3.250%                  07/07/2005++                  2,941,205           2,941,205
Royal Bank of Scotland
     3.310%                  08/09/2005++                  3,921,606           3,921,606
Royal Bank of Scotland
     3.290%                  07/12/2005++                  5,228,807           5,228,807
Sheffield Receivables Corporation
     3.335%                  07/15/2005++                  1,307,202           1,307,202
Societe Generale
     3.200%                  08/08/2005++                  2,614,404           2,614,404
The Bank of the West
     3.270%                  07/27/2005++                    653,601             653,601


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
Toronto Dominion Bank
     3.250%                  08/02/2005++                $ 2,614,404        $  2,614,404
UBS AG
     3.250%                  08/09/2005++                  3,921,606           3,921,606
Wells Fargo
     3.270%                  07/21/2005++                  3,921,606           3,921,606
Wells Fargo
     3.270%                  08/01/2005++                  2,614,404           2,614,404
Yorktown Capital LLC
     3.239%                  07/20/2005++                  3,268,004           3,268,004
                                                                            ------------
                                                                             140,930,309
                                                                            ------------

Floating Rate Instruments/Master Notes--1.6%
Bank of America
     3.270%                  07/18/2005++                  1,307,203           1,307,203
Bank of America
     3.270%                  08/30/2005++                  4,601,352           4,601,352
Bank of America
     3.030%                  07/05/2005++                  2,401,745           2,401,745
Credit Suisse First Boston Corporation
     3.435%                  03/10/2006++                  2,614,404           2,614,404
Credit Suisse First Boston Corporation
     3.154%                  09/09/2005++                  1,307,202           1,307,202
Goldman Sachs Group Inc.
     3.320%                  07/27/2005++                  2,614,404           2,614,404
Goldman Sachs Group Inc.
     3.320%                  12/28/2005++                  4,560,797           4,560,797
                                                                            ------------
                                                                              19,407,107
                                                                            ------------
TOTAL CASH EQUIVALENTS
 (Cost $178,947,983)                                                         178,947,983
                                                                            ------------

---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.6%
---------------------------------------------------------------------------------------
IBT Repurchase Agreement dated 6/30/05
  due 07/01/05, with a maturity value of
  $55,313,036 and an effective yield of
  2.40% collateralized by U.S.
  Government Obligations with rates
  ranging from 3.738% to 6.125%,
  maturity dates ranging from 09/25/2016
  to 10/01/2041 and an aggregate market
  value of $48,074,816.                                   55,309,348          55,309,348
                                                                            ------------

TOTAL INVESTMENTS--114.8%
 (Cost $1,176,317,135)                                                     1,380,957,280
Other assets less liabilities--(14.8%)                                      (178,387,071)
                                                                          --------------
NET ASSETS--100.0%                                                        $1,202,570,209
                                                                          ==============

Notes to the Schedule of Investments:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
+    Denotes all or a portion of security on loan.
*    Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.57% of Total Investments.
++ Represents collateral received from securities lending transactions.

      See accompanying notes to financial statements.                       119

Schedule of Investments
June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint Growth &
Income Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--97.9%
------------------------------------------------------------------------------
Advertising--0.3%
Monster Worldwide, Inc.                 *          26,100       $      748,548
Omnicom Group                                      21,100            1,685,046
                                                                --------------
                                                                     2,433,594
                                                                --------------
Aerospace & Defense--1.3%
Boeing Company (The)                               15,300            1,009,800
General Dynamics Corporation                       71,000            7,777,340
Honeywell International, Inc.                      55,000            2,014,650
Lockheed Martin Corporation                        25,000            1,621,750
                                                                --------------
                                                                    12,423,540
                                                                --------------
Airlines--0.5%
Southwest Airlines Company                        349,100            4,862,963
                                                                --------------
Apparel Retailers--0.3%
Kohl's Corporation                      *          50,000            2,795,500
                                                                --------------
Automotive--0.2%
Autonation, Inc.                        *          56,100            1,151,172
Delphi Corporation                                131,500              611,475
Navistar International Corporation      *           8,900              284,800
                                                                --------------
                                                                     2,047,447
                                                                --------------
Banking--12.8%
American Express Company                           75,000            3,992,250
AmeriCredit Corporation                 *          38,800              989,400
Bank of America Corporation                       331,800           15,133,398
Bank of New York Company, Inc. (The)               22,000              633,160
Citigroup, Inc.                                   545,750           25,230,023
Golden West Financial Corporation       +          78,300            5,040,954
Hudson City Bancorp, Inc.               +          71,300              813,533
IndyMac Bancorp, Inc.                   +          34,500            1,405,185
JP Morgan Chase & Company                         352,936           12,465,700
Mellon Financial Corporation                       82,000            2,352,580
National City Corporation                         146,700            5,005,404
Northern Trust Corporation                         50,000            2,279,500
PNC Financial Services Group, Inc.                 50,200            2,733,892
SLM Corporation                                   190,600            9,682,480
State Street Corporation                          143,000            6,899,750
Suntrust Banks, Inc.                               43,600            3,149,664
U.S. Bancorp                                       64,000            1,868,800
Washington Mutual, Inc.                 +         196,000            7,975,240
Wells Fargo & Company                             187,900           11,570,882
                                                                --------------
                                                                   119,221,795
                                                                --------------
Beverages, Food & Tobacco--3.4%
Altria Group, Inc.                                 96,903            6,265,748
Anheuser-Busch Companies, Inc.                     62,684            2,867,793
Campbell Soup Company                   +          63,000            1,938,510
Coca-Cola Company (The)                            40,000            1,670,000
H.J. Heinz Company                                 16,700              591,514
Kellogg Company                                    84,100            3,737,404
Kraft Foods, Inc. Class A               +          57,600            1,832,256
Pepsi Bottling Group, Inc.                         20,000              572,200
Pepsico, Inc.                                     153,700            8,289,041
Sysco Corporation                                  54,000            1,954,260
Unilever NV (Netherlands)                          34,200            2,217,186
                                                                --------------
                                                                    31,935,912
                                                                --------------


                                                   Shares                Value
------------------------------------------------------------------------------
Building Materials--1.1%
Home Depot, Inc.                                  115,000       $    4,473,500
Lowe's Companies, Inc.                  +          92,200            5,367,884
                                                                --------------
                                                                     9,841,384
                                                                --------------
Chemicals--2.1%
Air Products & Chemicals, Inc.                     16,500              994,950
Dow Chemical Company (The)                        143,900            6,407,867
EI Du Pont de Nemours & Company                   166,000            7,139,660
Huntsman Corporation                    *         147,600            2,991,852
Methanex Corporation (Canada)           +          32,300              531,981
Monsanto Company                                   30,000            1,886,100
                                                                --------------
                                                                    19,952,410
                                                                --------------

Coal--0.0%
Arch Coal, Inc.                         +           7,500              408,525
                                                                --------------

Commercial Services--1.1%
Accenture Ltd. (Bermuda)                *          45,000            1,020,150
Allied Waste Industries, Inc.           *+         92,200              731,146
Apollo Group, Inc. Class A              *          34,000            2,659,480
Fluor Corporation                       +          51,200            2,948,608
Manpower, Inc.                                     35,400            1,408,212
Paychex, Inc.                                      20,000              650,800
Siemens AG Sponsored ADR (Germany)      +           9,000              653,850
                                                                --------------
                                                                    10,072,246
                                                                --------------

Communications--0.6%
American Tower Corporation Class A      *+         28,400              596,968
Corning, Inc.                           *          49,100              816,042
Polycom, Inc.                           *          40,000              596,400
Qualcomm, Inc.                                    114,500            3,779,645
                                                                --------------
                                                                     5,789,055
                                                                --------------

Computer Software & Processing--5.1%
Adobe Systems, Inc.                     +          86,000            2,461,320
Affiliated Computer
  Services, Inc. Class A                *+         83,900            4,287,290
Automatic Data Processing, Inc.                    76,800            3,223,296
BMC Software, Inc.                      *          61,100            1,096,745
Cadence Design Systems, Inc.            *+         42,500              580,550
Checkfree Corporation                   *+         22,059              751,330
First Data Corporation                             65,000            2,609,100
Fiserv, Inc.                            *          30,000            1,288,500
Google, Inc. Class A                    *+          4,400            1,294,260
Intuit, Inc.                            *          50,000            2,255,500
Juniper Networks, Inc.                  *+         37,000              931,660
Microsoft Corporation                             556,400           13,820,976
Oracle Corporation                      *         170,000            2,244,000
SAP AG ADR (Germany)                    +          81,200            3,515,960
Sun Microsystems, Inc.                  *         305,200            1,138,396
VeriSign, Inc.                          *          43,600            1,253,936
Veritas Software Corporation            *          60,000            1,464,000
Yahoo!, Inc.                            *          82,000            2,841,300
                                                                --------------
                                                                    47,058,119
                                                                --------------

120              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint Growth &
Income Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Computers & Information--3.0%
3M Company                                         19,000       $    1,373,700
Cisco Systems, Inc.                     *         444,550            8,495,350
Dell, Inc.                              *         170,000            6,716,700
EMC Corporation                         *         150,000            2,056,500
Hewlett-Packard Company                            54,100            1,271,891
International Business
  Machines Corporation                             13,300              986,860
International Game Technology                      95,000            2,674,250
Jabil Circuit, Inc.                     *          75,000            2,304,750
Lexmark International, Inc.             *          18,900            1,225,287
Seagate Technology (Cayman Islands)                50,100              879,255
                                                                --------------
                                                                    27,984,543
                                                                --------------
Cosmetics & Personal Care--0.6%
Avon Products, Inc.                                 7,900              299,015
Gillette Company (The)                             25,000            1,265,750
Procter & Gamble Company                           71,700            3,782,175
                                                                --------------
                                                                     5,346,940
                                                                --------------
Diversified--1.9%
General Electric Company                          514,600           17,830,890
                                                                --------------
Electric Utilities--3.9%
AES Corporation (The)                   *         138,600            2,270,268
Calpine Corporation                     *+        185,800              631,720
Consolidated Edison, Inc.               +          68,400            3,203,856
Constellation Energy Group, Inc.                   31,600            1,823,004
Dominion Resources, Inc.                +          65,150            4,781,358
Duke Energy Corporation                 +          65,800            1,956,234
Edison International                               16,900              685,295
Entergy Corporation                                54,000            4,079,700
Exelon Corporation                      +         149,400            7,668,702
PPL Corporation                                    56,300            3,343,094
Progress Energy, Inc.                              38,600            1,746,264
SCANA Corporation                                  43,300            1,849,343
TXU Corporation                                    27,700            2,301,593
                                                                --------------
                                                                    36,340,431
                                                                --------------
Electrical Equipment--0.7%
Cooper Industries Ltd. Class A                     33,500            2,140,650
Emerson Electric Company                           65,200            4,083,476
                                                                --------------
                                                                     6,224,126
                                                                --------------
Electronics--4.6%
Agilent Technologies, Inc.              *+        103,114            2,373,684
Altera Corporation                      *+        146,100            2,895,702
Analog Devices, Inc.                    +          70,000            2,611,700
Applied Micro Circuits Corporation      *         163,700              419,072
Avnet, Inc.                             *          58,000            1,306,740
Fairchild Semiconductor
  International, Inc.                   *          48,800              719,800
Flextronics International
  Ltd. (Singapore)                      *+         99,400            1,313,074
Freescale Semiconductor,
  Inc. Class A                          *          92,200            1,937,122
Intel Corporation                       +         425,400           11,085,924
JDS Uniphase Corporation                *+        158,000              240,160
Linear Technology Corporation                      68,600            2,516,934


                                                   Shares                Value
------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    92,000       $    3,515,320
Novellus Systems, Inc.                             15,400              380,534
PMC-Sierra, Inc.                        *+         60,300              562,599
Silicon Laboratories, Inc.              *+         20,100              526,821
Teradyne, Inc.                          *+        338,200            4,048,254
Texas Instruments, Inc.                            86,000            2,414,020
Xilinx, Inc.                                      151,200            3,855,600
                                                                --------------
                                                                    42,723,060
                                                                --------------

Entertainment & Leisure--1.8%
Harrah's Entertainment, Inc.                       37,000            2,666,590
Mattel, Inc.                                       32,600              596,580
Time Warner, Inc.                       *         725,100           12,116,421
Walt Disney Company                                46,900            1,180,942
                                                                --------------
                                                                    16,560,533
                                                                --------------

Financial Services--3.6%
Berkshire Hathaway, Inc. Class A        *              38            3,173,000
Charles Schwab Corporation (The)                  160,000            1,804,800
Federal Home Loan
  Mortgage Corporation                             44,300            2,889,689
Federal National Mortgage Association              74,600            4,356,640
Franklin Resources, Inc.                           55,000            4,233,900
Goldman Sachs Group, Inc.                          90,600            9,243,012
Legg Mason, Inc.                                   40,000            4,164,400
Merrill Lynch & Company, Inc.                      46,000            2,530,460
Morgan Stanley                                     25,000            1,311,750
                                                                --------------
                                                                    33,707,651
                                                                --------------

Forest Products & Paper--0.5%
International Paper Company                        24,700              746,187
Kimberly Clark Corporation                         62,100            3,886,839
                                                                --------------
                                                                     4,633,026
                                                                --------------

Health Care Providers--1.9%
Caremark Rx, Inc.                       *          34,000            1,513,680
DaVita, Inc.                            *          40,500            1,841,940
Lincare Holdings, Inc.                  *+         55,300            2,258,452
Tenet Healthcare Corporation            *+         18,800              230,112
UnitedHealth Group, Inc.                          220,000           11,470,800
                                                                --------------
                                                                    17,314,984
                                                                --------------

Heavy Machinery--4.4%
American Standard Companies, Inc.                  66,000            2,766,720
Applied Materials, Inc.                           505,100            8,172,518
Baker Hughes, Inc.                                105,200            5,382,032
Caterpillar, Inc.                                 107,500           10,245,825
Deere & Company                         +          30,000            1,964,700
Ingersoll-Rand Company Class A                     13,900              991,765
Lam Research Corporation                *+         84,100            2,433,854
Parker Hannifin Corporation                        30,200            1,872,702
Rockwell Automation, Inc.                          70,300            3,424,313
United Technologies Corporation                    72,000            3,697,200
                                                                --------------
                                                                    40,951,629
                                                                --------------

Home Construction, Furnishings &
Appliances--0.1%
Leggett & Platt, Inc.                              32,200              855,876
                                                                --------------

                See accompanying notes to financial statements.             121

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint Growth &
Income Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Household Products--0.5%
Illinois Tool Works, Inc.                          61,600       $    4,908,288
                                                                --------------

Industrial--Diversified--1.0%
Tyco International Ltd.                           308,100            8,996,520
                                                                --------------

Insurance--6.0%
ACE Ltd. (Bermuda)                                 97,700            4,381,845
American International Group, Inc.                287,900           16,726,990
Chubb Corporation                                  70,500            6,035,505
Everest Re Group Ltd. (Bermuda)                     5,800              539,400
Hartford Financial Services Group, Inc.            48,300            3,611,874
Marsh & McLennan Companies, Inc.                   63,000            1,745,100
PMI Group, Inc. (The)                              35,300            1,375,994
Principal Financial Group                          79,300            3,322,670
WellPoint, Inc.                         *         240,000           16,713,600
XL Capital Ltd. Class A (Bermuda)       +          17,100            1,272,582
                                                                --------------
                                                                    55,725,560
                                                                --------------

Lodging--0.1%
Las Vegas Sands Corporation             *+         14,600              521,950
Starwood Hotels & Resorts Worldwide, Inc.          13,800              808,266
                                                                --------------
                                                                     1,330,216
                                                                --------------

Media--Broadcasting & Publishing--2.6%
Cablevision Systems Corporation Class A *          25,881              833,368
Clear Channel Communications, Inc.                 29,800              921,714
Comcast Corporation Class A             *+        203,900            6,259,730
Comcast Corporation Special Class A     *          82,000            2,455,900
DIRECTV Group, Inc. (The)               *+         64,091              993,411
EW Scripps Company Class A              +          38,000            1,854,400
Gannett Company, Inc.                              33,200            2,361,516
IAC/InterActiveCorp                     *+        114,000            2,741,700
Knight-Ridder, Inc.                     +           7,300              447,782
McGraw-Hill Companies, Inc. (The)                  14,000              619,500
Viacom, Inc. Class B                              133,200            4,265,064
                                                                --------------
                                                                    23,754,085
                                                                --------------

Medical Supplies--4.0%
Allergan, Inc.                          +          71,000            6,052,040
Applera Corporation--
  Applied Biosystems Group                         62,000            1,219,540
Baxter International, Inc.                        176,100            6,533,310
Beckman Coulter, Inc.                              42,800            2,720,796
Biomet, Inc.                                       43,000            1,489,520
Boston Scientific Corporation           *          25,000              675,000
Credence Systems Corporation            *          20,900              189,145
Guidant Corporation                                37,977            2,555,852
Johnson & Johnson                                  77,000            5,005,000
Kla-Tencor Corporation                  +          96,000            4,195,200
Medtronic, Inc.                                    81,400            4,215,706


                                                   Shares                Value
------------------------------------------------------------------------------
St. Jude Medical, Inc.                  *          34,000       $    1,482,740
Stryker Corporation                                25,000            1,189,000
                                                                --------------
                                                                    37,522,849
                                                                --------------

Metals--2.6%
Alcoa, Inc.                                       340,000            8,884,200
Cameco Corporation (Canada)             +          89,000            3,982,750
Danaher Corporation                     +         146,900            7,688,746
Precision Castparts Corporation                    45,800            3,567,820
                                                                --------------
                                                                    24,123,516
                                                                --------------

Oil & Gas--7.3%
BJ Services Company                                12,800              671,744
ConocoPhillips                                    114,200            6,565,358
Exxon Mobil Corporation                           369,600           21,240,912
GlobalSantaFe Corporation               +         131,000            5,344,800
Kinder Morgan Management LLC            *          17,808              819,168
Kinder Morgan, Inc.                     +          13,626            1,133,683
MDU Resources Group, Inc.                          23,200              653,544
Noble Energy, Inc.                                  9,100              688,415
Occidental Petroleum Corporation                   19,500            1,500,135
Royal Dutch Petroleum
  Company NY Shares (Netherlands)                  93,700            6,081,130
Schlumberger Ltd.                                 115,600            8,778,664
Shell Transport & Trading
  Company ADR (United Kingdom)                     29,300            1,701,158
Smith International, Inc.               +          50,000            3,185,000
Transocean, Inc.                        *          35,400            1,910,538
Unocal Corporation                                 72,500            4,716,125
Weatherford International Ltd.          *          34,800            2,017,704
Williams Companies, Inc.                           25,200              478,800
                                                                --------------
                                                                    67,486,878
                                                                --------------

Pharmaceuticals--7.6%
Abbott Laboratories                                46,000            2,254,460
AmerisourceBergen Corporation           +          28,900            1,998,435
Amgen, Inc.                             *         120,900            7,309,614
AstraZeneca Group PLC ADR
  (United Kingdom)                                251,100           10,360,386
Biogen Idec, Inc.                       *+         28,000              964,600
Eli Lilly & Company                                93,600            5,214,456
Forest Laboratories, Inc.               *         178,700            6,942,495
Genentech, Inc.                         *          50,000            4,014,000
ImClone Systems, Inc.                   *+         11,400              353,058
Ivax Corporation                        *          38,400              825,600
McKesson Corporation                               23,500            1,052,565
Medco Health Solutions, Inc.            *          32,200            1,718,192
Millennium Pharmaceuticals, Inc.        *          86,200              799,074
Pfizer, Inc.                                      407,186           11,230,190
Sepracor, Inc.                          *+         11,300              678,113
Teva Pharmaceutical
  Industries Ltd. ADR (Israel)          +          71,600            2,229,624
Watson Pharmaceuticals, Inc.            *         106,100            3,136,316
Wyeth                                             206,500            9,189,250
                                                                --------------
                                                                    70,270,428
                                                                --------------

122              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint Growth &
Income Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Real Estate--0.2%
CB Richard Ellis Group, Inc. Class A    *          15,300       $      671,058
General Growth Properties, Inc. REIT               22,610              929,045
                                                                --------------
                                                                     1,600,103
                                                                --------------

Restaurants--0.4%
McDonald's Corporation                            141,800            3,934,950
                                                                --------------

Retailers--4.0%
Amazon.Com, Inc.                        *+         44,200            1,462,136
Best Buy Company, Inc.                             43,000            2,947,650
CVS Corporation                                   292,600            8,505,882
Costco Wholesale Corporation                       65,900            2,953,638
Dollar General Corporation                        136,000            2,768,960
Dollar Tree Stores, Inc.                *          59,300            1,423,200
eBay, Inc.                              *         102,200            3,373,622
RadioShack Corporation                  +          29,500              683,515
Target Corporation                                130,500            7,100,505
Wal-Mart Stores, Inc.                              91,000            4,386,200
Williams-Sonoma, Inc.                   *          38,500            1,523,445
                                                                --------------
                                                                    37,128,753
                                                                --------------
Telecommunications--0.9%
Nokia Corporation ADR (Finland)                   328,800            5,471,232
Vodafone Group PLC ADR (United Kingdom)           130,000            3,161,600
                                                                --------------
                                                                     8,632,832
                                                                --------------
Telephone Systems--2.9%
AT&T Corporation                                   96,700            1,841,168
BellSouth Corporation                             129,500            3,440,815
Nextel Communications, Inc. Class A     *         110,000            3,554,100
Qwest Communications
  International, Inc.                   *+        240,000              890,400
SBC Communications, Inc.                          172,300            4,092,125
Sprint Corp.-FON Group                  +         410,600           10,301,954
TELUS Corporation Non-Voting
  Shares (Canada)                       +          47,000            1,598,470
Verizon Communications, Inc.                       31,300            1,081,415
                                                                --------------
                                                                    26,800,447
                                                                --------------

Textiles, Clothing & Fabrics--0.3%
Nike, Inc. Class B                                 35,500            3,074,300
                                                                --------------

Transportation--1.7%
CSX Corporation                                   136,800            5,835,888
Carnival Corporation                               99,400            5,422,270
Union Pacific Corporation                           8,000              518,400
United Parcel Service, Inc. Class B                54,900            3,796,884
                                                                --------------
                                                                    15,573,442
                                                                --------------
TOTAL COMMON STOCKS
 (Cost $781,707,566)                                               910,179,346
                                                                --------------


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.8%
---------------------------------------------------------------------------------------
Banking--0.1%
Old Line Funding Corp., 144A
     3.220%                  07/20/2005**                $ 1,000,000        $    998,300
                                                                            ------------

Financial Services--0.7%
Alpine Securitization Corp., 144A
     3.050%                  07/05/2005**                  1,500,000           1,499,492
New Center Asset Trust
     3.230%                  08/12/2005                    2,500,000           2,490,579
Yorktown Capital LLC
     3.210%                  07/18/2005                    2,000,000           1,996,968
                                                                            ------------
                                                                               5,987,039
                                                                            ------------
TOTAL COMMERCIAL PAPER
 (Cost $6,985,340)                                                             6,985,339
                                                                            ------------

---------------------------------------------------------------------------------------
CASH EQUIVALENTS--11.5%
---------------------------------------------------------------------------------------
Institutional Money Market Funds--1.2%
American Beacon Funds
     3.182%                  07/01/2005++                  3,524,299           3,524,299
BGI Institutional Fund
     3.245%                  07/01/2005++                  5,670,639           5,670,639
Merrimac Cash Fund-Premium Class
     3.037%                  07/01/2005++                  1,958,546           1,958,546
                                                                            ------------
                                                                              11,153,484
                                                                            ------------

Bank & Certificate Deposits/Offshore Time Deposits--9.1%
ABN AMRO Bank NV
     3.250%                  08/05/2005++                    783,420             783,420
Bank Of Montreal
     3.010%                  07/01/2005++                  1,469,896           1,469,896
Bank Of Nova Scotia
     3.300%                  07/29/2005++                  2,350,254           2,350,254
Bank Of Nova Scotia
     3.160%                  07/15/2005++                  5,013,875           5,013,875
Bank Of Nova Scotia
     3.110%                  07/11/2005++                  2,445,068           2,445,068
Barclays
     3.250%                  07/26/2005++                    936,840             936,840
BNP Paribas
     3.000%                  07/01/2005++                  2,350,254           2,350,254
Calyon
     3.250%                  08/04/2005++                  3,917,090           3,917,090
Canadian Imperial Bank of Commerce
     3.402%                  11/04/2005++                  2,439,051           2,439,051
Citigroup
     3.085%                  07/22/2005++                  3,917,090           3,917,090
Clipper Receivables Corporation
     3.188%                  07/14/2005++                    304,708             304,708
Compass Securitization
     3.157%                  07/11/2005++                    344,771             344,771
Credit Suisse First Boston Corporation
     3.200%                  07/18/2005++                  1,475,488           1,475,488
Credit Suisse First Boston Corporation
     3.160%                  07/13/2005++                  1,958,546           1,958,546
Dexia Group
     3.240%                  07/21/2005++                  1,566,836           1,566,836
Fairway Finance
     3.270%                  07/28/2005++                  1,822,141           1,822,141
Falcon Asset Securitization Corporation
     3.168%                  07/12/2005++                    702,591             702,591

                See accompanying notes to financial statements.             123

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Growth &
Income Fund
--------------------------------------------------------------------------------

   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
---------------------------------------------------------------------------------------
First Tennessee National Corporation
     3.220%                  08/09/2005++                $   430,880        $    430,880
Fortis Bank
     3.260%                  07/07/2005++                  2,299,261           2,299,261
Fortis Bank
     3.250%                  07/25/2005++                  2,499,009           2,499,009
Fortis Bank
     3.250%                  08/04/2005++                    391,709             391,709
General Electric Capital Corporation
     3.252%                  07/06/2005++                  2,017,512           2,017,512
Grampian Funding LLC
     3.284%                  07/13/2005++                    783,418             783,418
Greyhawk Funding
     3.262%                  08/01/2005++                  1,787,363           1,787,363
HBOS Halifax Bank of Scotland
     3.150%                  08/08/2005++                    391,709             391,709
HSBC Banking/Holdings PLC
     3.250%                  08/05/2005++                  1,175,128           1,175,128
Jupiter Securitization Corporation
     3.261%                  07/27/2005++                    669,364             669,364
Lexington Parker Cap Company
     3.258%                  07/19/2005++                    917,977             917,977
Morgan Stanley Dean Witter & Company
     3.518%                  12/07/2005++                  2,741,963           2,741,963
Morgan Stanley Dean Witter & Company
     3.507%                  12/09/2005++                    940,101             940,101
National Australia Bank
     3.375%                  07/01/2005++                  3,133,671           3,133,671
National Australia Bank
     3.260%                  07/06/2005++                  1,566,836           1,566,836
Nordea Bank Finland PLC (NY Branch)
     3.240%                  08/03/2005++                  1,566,836           1,566,836
Park Avenue Receivables Corporation
     3.304%                  07/14/2005++                    783,418             783,418
Park Avenue Receivables Corporation
     3.229%                  07/20/2005++                    783,418             783,418
Prefco
     3.260%                  07/26/2005++                    909,800             909,800
Rabobank Nederland
     3.350%                  07/01/2005++                  1,958,546           1,958,546
Rabobank Nederland
     3.250%                  08/08/2005++                  1,566,836           1,566,836
Ranger Funding
     3.263%                  07/07/2005++                  1,566,836           1,566,836
Royal Bank of Canada
     3.250%                  07/07/2005++                  1,762,690           1,762,690
Royal Bank of Scotland
     3.310%                  08/09/2005++                  2,350,254           2,350,254
Royal Bank of Scotland
     3.290%                  07/12/2005++                  3,133,671           3,133,671
Sheffield Receivables Corporation
     3.335%                  07/15/2005++                    783,418             783,418
Societe Generale
     3.200%                  08/08/2005++                  1,566,836           1,566,836
The Bank of the West
     3.270%                  07/27/2005++                    391,709             391,709
Toronto Dominion Bank
     3.250%                  08/02/2005++                  1,566,836           1,566,836
UBS AG
     3.250%                  08/09/2005++                  2,350,254           2,350,254
Wells Fargo
     3.270%                  07/21/2005++                  2,350,254           2,350,254


   Coupon                    Maturity
    Rate                       Date                            Face               Value
---------------------------------------------------------------------------------------
Wells Fargo
     3.270%                  08/01/2005++                $ 1,566,836        $  1,566,836
Yorktown Capital LLC
     3.239%                  07/20/2005++                  1,958,546           1,958,546
                                                                            ------------
                                                                              84,460,814
                                                                            ------------

Floating Rate Instruments/Master Notes--1.2%
Bank of America
     3.270%                  07/18/2005++                    783,420             783,420
Bank of America
     3.270%                  08/30/2005++                  2,757,634           2,757,634
Bank of America
     3.030%                  07/05/2005++                  1,439,386           1,439,386
Credit Suisse First Boston Corporation
     3.435%                  03/10/2006++                  1,566,836           1,566,836
Credit Suisse First Boston Corporation
     3.154%                  09/09/2005++                    783,418             783,418
Goldman Sachs Group Inc.
     3.320%                  07/27/2005++                  1,566,836           1,566,836
Goldman Sachs Group Inc.
     3.320%                  12/28/2005++                  2,733,327           2,733,327
                                                                            ------------
                                                                              11,630,857
                                                                            ------------
TOTAL CASH EQUIVALENTS
 (Cost $107,245,155)                                                         107,245,155
                                                                            ------------

---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.4%
---------------------------------------------------------------------------------------
IBT Repurchase Agreement dated 6/30/2005
  due 07/01/2005, with a maturity value
  of $12,721,591 and an effective yield
  of 2.40% collateralized by U.S.
  Government Obligations with rates
  ranging from 3.914% to 6.375%,
  maturity dates ranging from 07/25/2021
  to 01/25/2030 and an aggregate market
  value of $13,356,780.                                   12,720,743          12,720,743
                                                                          --------------
TOTAL INVESTMENTS--111.6%
 (Cost $908,658,804)                                                       1,037,130,583
Other assets less liabilities--(11.6%)                                      (107,763,552)
                                                                          --------------
NET ASSETS--100.0%                                                        $  929,367,031
                                                                          ==============

Notes to the Schedule of Investments:
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan.
++ Represents collateral received from securities lending transactions.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.24% of Total Investments.

124              See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint
Growth Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--97.3%
------------------------------------------------------------------------------
Advertising--0.0%
Marchex, Inc. Class B                   *+         13,600       $      204,544
Omnicom Group                                       3,200              255,552
                                                                --------------
                                                                       460,096
                                                                --------------

Aerospace & Defense--0.5%
Goodrich Corporation                               21,000              860,160
Boeing Company (The)                               52,500            3,465,000
Lockheed Martin Corporation                        74,700            4,845,789
Northrop Grumman Corporation                       55,900            3,088,475
Textron, Inc.                                       8,500              644,725
                                                                --------------
                                                                    12,904,149
                                                                --------------

Airlines--0.0%
AMR Corporation                         *+          8,800              106,568
Petroleum Helicopters                   *           1,500               35,310
                                                                --------------
                                                                       141,878
                                                                --------------

Apparel Retailers--1.1%
Abercrombie & Fitch
  Company Class A                       +          55,400            3,805,980
Bebe Stores, Inc.                       +          18,150              480,430
Buckle, Inc. (The)                                  6,200              274,908
Carter's, Inc.                          *          11,200              653,856
Kohl's Corporation                      *         437,400           24,455,034
                                                                --------------
                                                                    29,670,208
                                                                --------------

Automotive--1.0%
Autoliv, Inc.                                      64,100            2,807,580
BorgWarner, Inc.                                   47,500            2,549,325
Brilliance China Auto
  Sponsored ADR (Bermuda)               +          13,000              226,330
Coachmen Industries, Inc.                          51,700              647,801
Harley-Davidson, Inc.                             277,200           13,749,120
ITT Industries, Inc.                               24,900            2,430,987
Winnebago Industries, Inc.              +         140,700            4,607,925
                                                                --------------
                                                                    27,019,068
                                                                --------------

Banking--3.7%
American Express Company                          237,600           12,647,448
AmeriCredit Corporation                 *         142,100            3,623,550
Bank of America Corporation                        73,100            3,334,091
Bank of Hawaii Corporation                         16,000              812,000
Citigroup, Inc.                                   587,000           27,137,010
Fremont General Corporation             +          20,600              501,198
Golden West Financial Corporation                  58,100            3,740,478
Nelnet, Inc. Class A                    *          12,900              429,183
State Street Corporation                           47,200            2,277,400
UnionBanCal Corporation                             5,400              361,368
Wachovia Corporation                               17,700              877,920
Wells Fargo & Company                             727,500           44,799,450
                                                                --------------
                                                                   100,541,096
                                                                --------------

Beverages, Food & Tobacco--4.2%
Altria Group, Inc.                                 99,300            6,420,738
Anheuser-Busch Companies, Inc.          +         589,600           26,974,200


                                                   Shares                Value
------------------------------------------------------------------------------
Archer-Daniels-Midland Company                    294,200       $    6,289,996
Brown-Forman Corporation Class B                   14,800              894,808
Bunge Ltd.                              +          18,400            1,166,560
Chiquita Brands International, Inc.                 1,400               38,444
Coca-Cola Company (The)                           706,600           29,500,550
Great Atlantic & Pacific Tea Company    *+         52,200            1,516,932
Hershey Foods Corporation               +          62,500            3,881,250
Molson Coors Brewing Company--Class B              23,900            1,481,800
Pepsico, Inc.                                     695,300           37,497,529
                                                                --------------
                                                                   115,662,807
                                                                --------------
Building Materials--1.9%
Champion Enterprises, Inc.              *+        775,300            7,706,482
Florida Rock Industries, Inc.                      15,300            1,122,255
Home Depot, Inc.                                  489,600           19,045,440
Ingram Micro, Inc. Class A              *          61,900              969,354
Louisiana-Pacific Corporation                      73,600            1,809,088
Lowe's Companies, Inc.                            308,300           17,949,226
Owens & Minor, Inc.                                23,300              753,755
Vulcan Materials Company                           24,300            1,579,257
                                                                --------------
                                                                    50,934,857
                                                                --------------

Chemicals--2.6%
Agrium, Inc. (Canada)                              12,700              249,047
Air Products & Chemicals, Inc.                     68,400            4,124,520
Church & Dwight, Inc.                              27,500              995,500
Crompton Corporation                               60,900              861,735
Dow Chemical Company (The)                         35,200            1,567,456
Ecolab, Inc.                            +         328,000           10,614,080
K+S AG (Germany)                                   32,976            1,826,666
Monsanto Company                                  172,000           10,813,640
Mosaic Company (The)                    *          50,200              781,112
Potash Corporation of
  Saskatchewan, Inc. (Canada)           +         259,640           24,816,391
Potash Corporation of Saskatchewan,
   Inc. (foreign shares) (Canada)                   5,000              477,055
Praxair, Inc.                                     199,900            9,315,340
Syngenta AG ADR (Switzerland)                     106,100            2,163,379
Tupperware Corporation                             24,600              574,902
UAP Holding Corporation                            17,700              293,820
USEC, Inc.                                        108,500            1,588,440
                                                                --------------
                                                                    71,063,083
                                                                --------------

Coal--0.9%
Consol Energy, Inc.                     +         271,600           14,552,328
Fording Canadian Coal Trust (Canada)    +           5,300              488,660
Peabody Energy Corporation                        184,600            9,606,584
                                                                --------------
                                                                    24,647,572
                                                                --------------

Commercial Services--3.2%
ABB, Ltd., Sponsored ADR (Switzerland)  *+        374,300            2,421,721
Accenture Ltd. (Bermuda)                *         333,400            7,558,178

                See accompanying notes to financial statements.             125

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint
Growth Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Apollo Group, Inc. Class A              *         112,800       $    8,823,216
Celgene Corporation                     *+        305,900           12,471,543
Cendant Corporation                               109,000            2,438,330
Cintas Corporation                      +         365,600           14,112,160
Clean Harbors, Inc.                     *+         19,200              416,256
Cytyc Corporation                       *          20,000              441,200
Digitas, Inc.                           *          37,299              425,582
Dollar Thrifty Automotive Group, Inc.   *           6,900              262,062
Equifax, Inc.                                      20,300              724,913
Fluor Corporation                       +          11,100              639,249
FTI Consulting, Inc.                    *          15,700              328,130
Healthcare Services Group, Inc.                    14,500              291,160
Laureate Education, Inc.                *           2,900              138,794
Paychex, Inc.                                     593,650           19,317,371
Republic Services, Inc.                           357,600           12,877,176
Robert Half International, Inc.         +          58,100            1,450,757
Senomyx, Inc.                           *           2,700               44,577
Service Corporation International                   4,300               34,486
Washington Group International, Inc.    *          20,197            1,032,471
Waste Connections, Inc.                 *           8,400              313,236
Waste Management, Inc.                             29,400              833,196
                                                                --------------
                                                                    87,395,764
                                                                --------------

Communications--1.2%
American Tower Corporation Class A      *          22,000              462,440
Ciena Corporation                       *         427,700              893,893
Comverse Technology, Inc.               *          53,700            1,270,005
Corning, Inc.                           *         103,300            1,716,846
L-3 Communications Holdings, Inc.                  13,900            1,064,462
Qualcomm, Inc.                                    488,900           16,138,589
Tellabs, Inc.                           *         138,900            1,208,430
XM Satellite Radio
  Holdings, Inc. Class A                *+        278,300            9,367,578
                                                                --------------
                                                                    32,122,243
                                                                --------------

Computer Software & Processing--12.5%
Activision, Inc.                        *         184,966            3,055,638
Alliance Data Systems Corporation       *+         71,700            2,908,152
Autodesk, Inc.                                    266,000            9,142,420
Automatic Data Processing, Inc.                   825,300           34,637,841
Cerner Corporation                      *+         34,700            2,358,559
Citrix Systems, Inc.                    *          40,400              875,064
Cognizant Technology
  Solutions Corporation                 *          20,500              966,165
Cognos, Inc. (Canada)                   *          94,100            3,212,574
Computer Associates International, Inc.           475,000           13,053,000
Computer Sciences Corporation           *          78,600            3,434,820
Electronic Arts, Inc.                   *         426,100           24,121,521
First Data Corporation                            745,400           29,920,356
Fiserv, Inc.                            *         160,400            6,889,180
Google, Inc. Class A                    *+        135,450           39,842,617
IMS Health, Inc.                                   19,100              473,107
Infospace, Inc.                         *          40,300            1,327,079
Jamdat Mobile, Inc.                     *+          8,500              235,280
Juniper Networks, Inc.                  *+         38,400              966,912
Kronos, Inc.                            *           9,100              367,549


                                                   Shares                Value
------------------------------------------------------------------------------
Linktone, Ltd., ADR (Cayman Islands)    *          22,000       $      174,460
Macromedia, Inc.                        *          20,800              794,976
McAfee, Inc.                            *+        146,300            3,830,134
Mentor Graphics Corporation             *+        323,820            3,319,155
Microsoft Corporation                           3,279,570           81,464,519
NAVTEQ Corporation                      *          59,400            2,208,492
Oracle Corporation                      *         222,900            2,942,280
Pixar, Inc.                             *+         61,200            3,063,060
SAP AG ADR (Germany)                    +         344,900           14,934,170
Sapient Corporation                     *          77,143              611,744
Siebel Systems, Inc.                              136,434            1,214,263
Symantec Corporation                    *+        550,800           11,974,392
VeriSign, Inc.                          *          97,400            2,801,224
Veritas Software Corporation            *          33,300              812,520
Websense, Inc.                          *+         39,800            1,912,390
Yahoo!, Inc.                             *        873,200           30,256,380
                                                                --------------
                                                                   340,101,993
                                                                --------------

Computers & Information--6.5%
3M Company                                        169,000           12,218,700
Cisco Systems, Inc.                     *       2,627,200           50,205,792
Dell, Inc.                              *         955,300           37,743,903
EMC Corporation                         *         907,100           12,436,341
International Business
  Machines Corporation                            491,900           36,498,980
International Game Technology                     478,500           13,469,775
Micros Systems, Inc.                    *           2,600              116,350
Paxar Corporation                       *          43,100              765,025
Seagate Technology (Cayman Islands)               346,600            6,082,830
Western Digital Corporation             *         373,000            5,005,660
Zebra Technologies Corporation Class A  *          40,254            1,762,723
                                                                --------------
                                                                   176,306,079
                                                                --------------

Cosmetics & Personal Care--1.1%
Estee Lauder Companies,
  Inc. (The) Class A                              175,100            6,851,663
Gillette Company (The)                             51,400            2,602,382
Procter & Gamble Company
                                                  363,200           19,158,800
                                                                --------------
                                                                    28,612,845
                                                                --------------

Diversified--2.6%
General Electric Company                        2,063,100           71,486,415
                                                                --------------

Electric Utilities--0.5%
Allegheny Energy, Inc.                  *          18,300              461,526
Black Hills Corporation                            39,100            1,440,835
Exelon Corporation                                 30,300            1,555,299
FPL Group, Inc.                                    18,500              778,110
PG&E Corporation                        +         183,400            6,884,836
Sierra Pacific Resources                *+         29,400              366,030
TXU Corporation                                    34,800            2,891,532
Wisconsin Energy Corporation                        5,300              206,700
                                                                --------------
                                                                    14,584,868
                                                                --------------

Electrical Equipment--0.4%
C&D Technologies, Inc.                              4,100               37,679
Cooper Industries Ltd. Class A                     31,800            2,032,020

126              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint
Growth Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Emerson Electric Company                           71,000       $    4,446,730
Energizer Holdings, Inc.                *          40,700            2,530,319
Leica Geosystems AG (Switzerland)       *           1,231              448,177
                                                                --------------
                                                                     9,494,925
                                                                --------------

Electronics--4.8%
Advanced Micro Devices, Inc.            *+        211,300            3,663,942
Analog Devices, Inc.                    +         246,000            9,178,260
Avnet, Inc.                             *          46,600            1,049,898
Broadcom Corporation Class A            *          88,900            3,156,839
Flir Systems, Inc.                      *++       120,700            3,601,688
Freescale Semiconductor, Inc.
  Class B                               *         242,686            5,140,089
Garmin Ltd. (Cayman Islands)            +         223,649            9,560,995
Intel Corporation                               2,302,000           59,990,120
Linear Technology Corporation           +         361,300           13,256,097
Maxim Integrated Products, Inc.                   199,400            7,619,074
Micron Technology, Inc.                 *+         33,700              344,077
QLogic Corporation                      *         214,432            6,619,516
Raytheon Company                                    8,700              340,344
Rockwell Collins, Inc.                             60,900            2,903,712
Sycamore Networks, Inc.                 *          88,230              304,393
Texas Instruments, Inc.                            96,000            2,694,720
                                                                --------------
                                                                   129,423,764
                                                                --------------

Entertainment & Leisure--1.2%
Avid Technology, Inc.                   *+         87,200            4,646,016
International Speedway
  Corporation Class A                              30,940            1,740,684
International Speedway
  Corporation Class B                              37,800            2,128,140
Macrovision Corporation                 *          24,500              552,230
Penn National Gaming, Inc.              *          30,000            1,095,000
Time Warner, Inc.                       *         221,300            3,697,923
Walt Disney Company                               759,000           19,111,620
WPT Enterprises, Inc.                   *+          1,200               23,388
                                                                --------------
                                                                    32,995,001
                                                                --------------

Financial Services--6.3%
Ameritrade Holding Corporation          *          63,400            1,178,606
Charles Schwab Corporation (The)                1,778,450           20,060,916
Countrywide Financial Corporation                 369,700           14,274,117
E*Trade Financial Corporation           *          95,300            1,333,247
Franklin Resources, Inc.                          244,200           18,798,516
Goldman Sachs Group, Inc.               +         787,700           80,361,154
Legg Mason, Inc.                        +         160,500           16,709,655
Merrill Lynch & Company, Inc.                     135,200            7,437,352
Moody's Corporation                               100,800            4,531,968
Morgan Stanley                                     79,100            4,150,377
Nasdaq Stock Market Inc.                *         123,400            2,327,324
                                                                --------------
                                                                   171,163,232
                                                                --------------


                                                   Shares                Value
------------------------------------------------------------------------------
Food Retailers--0.3%
7-Eleven, Inc.                          *          50,700       $    1,533,168
Starbucks Corporation                   *          22,700            1,172,682
Whole Foods Market, Inc.                           52,100            6,163,430
                                                                --------------
                                                                     8,869,280
                                                                --------------

Forest Products & Paper--0.1%
Martin Marietta Materials, Inc.                    54,500            3,767,040
                                                                --------------

Health Care Providers--1.8%
Caremark Rx, Inc.                       *          10,800              480,816
Coventry Health Care, Inc.              *          25,200            1,782,900
Edwards Lifesciences Corporation        *          43,700            1,879,974
Express Scripts, Inc.                   *+         19,200              959,616
HCA, Inc.                                         212,500           12,042,375
Horizon Health Corp.                    *          18,500              432,715
Pacificare Health Systems               *+        141,100           10,081,595
Psychiatric Solutions, Inc.             *           2,700              131,517
UnitedHealth Group, Inc.                          400,400           20,876,856
                                                                --------------
                                                                    48,668,364
                                                                --------------

Heavy Construction--0.1%
Centex Corporation                                 25,900            1,830,353
                                                                --------------

Heavy Machinery--2.3%
Agco Corporation                        *          80,300            1,535,336
Black & Decker Corporation                         41,400            3,719,790
Bucyrus International, Inc.
  Class A                               +          46,500            1,766,070
Caterpillar, Inc.                                 155,000           14,773,050
Chicago Bridge & Iron
  Company NV NY Shares (Netherlands)              566,000           12,938,760
Cummins, Inc.                           +           6,500              484,965
Deere & Company                         +          46,600            3,051,834
Donaldson Company, Inc.                            37,000            1,122,210
Gardner Denver, Inc.                    *          13,300              466,564
Joy Global, Inc.                                  229,650            7,713,943
Lam Research Corporation                *          85,600            2,477,264
Pentair, Inc.                                      97,700            4,182,537
Stewart & Stevenson Services                       43,700              990,242
Tennant Company                                    29,100            1,030,431
Toro Company                                        6,700              258,687
UNOVA, Inc.                             *         182,800            4,867,964
                                                                --------------
                                                                    61,379,647
                                                                --------------

Home Construction, Furnishings &
Appliances--0.4%
Harman International Industries, Inc.              60,500            4,922,280
Herman Miller, Inc.                                60,884            1,877,663
HNI Corporation                                    11,900              608,685
Kinetic Concepts, Inc.                  *          29,700            1,782,000
Ryland Group, Inc.                                  5,000              379,350
                                                                --------------
                                                                     9,569,978
                                                                --------------

Household Products--0.0%
Illinois Tool Works, Inc.                          11,600              924,288
                                                                --------------

Insurance--3.6%
Aetna, Inc.                                       413,700           34,262,634
American International Group, Inc.                766,550           44,536,555
Chubb Corporation                                   2,800              239,708

                See accompanying notes to financial statements.             127

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint
Growth Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Cigna Corporation                                  30,400       $    3,253,712
Conseco, Inc.                           *          19,900              434,218
Genworth Financial, Inc. Class A        +          46,900            1,417,787
Health Net, Inc.                        *          54,500            2,079,720
Leucadia National Corporation           +          60,300            2,329,389
Loews Corporation                                  43,700            3,386,750
MBIA, Inc.                              +          60,100            3,564,531
Progressive Corporation (The)                       8,300              820,123
WellPoint, Inc.                         *          14,300              995,852
WR Berkley Corporation                             41,800            1,491,424
Zenith National Insurance Corporation               9,100              617,526
                                                                --------------
                                                                    99,429,929
                                                                --------------

Lodging--0.6%
Boyd Gaming Corporation                 +          17,000              869,210
Choice Hotels International, Inc.                  17,200            1,130,040
Hilton Hotels Corporation                         481,000           11,471,850
MGM Mirage, Inc.                        *+         47,300            1,872,134
Station Casinos, Inc.                               9,500              630,800
                                                                --------------
                                                                    15,974,034
                                                                --------------

Media--Broadcasting & Publishing--2.9%
Comcast Corporation Class A             *         164,800            5,059,360
DIRECTV Group, Inc. (The)               *         912,700           14,146,850
Gannett Company, Inc.                             486,700           34,618,971
IAC/InterActiveCorp                     *+        855,400           20,572,370
Liberty Media Corporation Class A       *         397,100            4,046,449
Viacom, Inc. Class B                               14,500              464,290
                                                                --------------
                                                                    78,908,290
                                                                --------------

Medical Equipment & Supplies--0.0%
Arrow International, Inc.                           2,500               79,750
Cholestech Corporation                  *           3,100               34,937
Dade Behring Holdings, Inc.                         9,650              627,347
HealthTronics Surgical Services, Inc.   *           9,100              118,209
Hologic, Inc.                           *           2,400               95,400
Somanetics Corporation                  *           1,300               29,211
Ventana Medical Systems, Inc.           *            600                24,138
                                                                --------------
                                                                     1,008,992
                                                                --------------

Medical Supplies--4.3%
Baxter International, Inc.                        113,000            4,192,300
C.R. Bard, Inc.                                    14,900              990,999
Conmed Corporation                      *           9,700              298,469
Dionex Corporation                      *          16,802              732,735
DJ Orthopedics, Inc.                    *           4,200              115,206
Guidant Corporation                                18,900            1,271,970
Haemonetics Corporation                 *          19,700              800,608
Johnson & Johnson                                 814,900           52,968,500
Kla-Tencor Corporation                             27,200            1,188,640
Medtronic, Inc.                                 1,014,300           52,530,597
Oakley, Inc.                                       30,400              517,712
Syneron Medical, Ltd. (Israel)          *+          7,300              267,107
Waters Corporation                      *          25,700              955,269
Wright Medical Group, Inc.              *          19,000              507,300
                                                                --------------
                                                                   117,337,412
                                                                --------------


                                                   Shares                Value
------------------------------------------------------------------------------
Metals--1.1%
Alcoa, Inc.                                       259,300       $    6,775,509
Allegheny Technologies, Inc.                       27,500              606,650
Cameco Corporation (Canada)             +         127,100            5,687,725
Carpenter Technology Corporation                    4,500              233,100
Lone Star Technologies, Inc.            *           6,800              309,400
Phelps Dodge Corporation                           16,800            1,554,000
Quanex Corporation                                 43,600            2,311,236
RTI International Metals, Inc.          *         124,200            3,901,122
Shaw Group, Inc. (The)                  *          71,000            1,527,210
Southern Peru Copper Corporation        +           7,500              321,300
Stillwater Mining Company               *          64,553              478,983
Titanium Metals Corporation             *+         82,700            4,696,533
Watts Water Technologies, Inc. Class A             56,300            1,885,487
                                                                --------------
                                                                    30,288,255
                                                                --------------

Metals & Mining--0.4%
Inco Ltd. (Canada)                      +         275,900           10,415,225
Pohang Iron & Steel Company Ltd.
  ADR (South Korea)                     +           9,400              413,318
                                                                --------------
                                                                    10,828,543
                                                                --------------

Miscellaneous--0.0%
Li & Fung Ltd. (Hong Kong)                        470,000              976,634
                                                                --------------

Oil & Gas--4.1%
Apache Corporation                                 98,400            6,356,640
BJ Services Company                     +          19,600            1,028,608
Burlington Resources, Inc.                         61,800            3,413,832
Chevron Texaco Corporation                        139,600            7,806,432
ConocoPhillips                                    216,300           12,435,087
Diamond Offshore Drilling, Inc.         +          32,000            1,709,760
ENSCO International, Inc.                           4,400              157,300
Exxon Mobil Corporation                           148,400            8,528,548
Frontier Oil Corporation                           65,600            1,925,360
Halliburton Company                                87,200            4,169,904
Headwaters, Inc.                        *          18,400              632,592
Helmerich & Payne, Inc.                            57,800            2,711,976
Holly Corporation                                   4,100              191,347
Murphy Oil Corporation                             14,400              752,112
Nabors Industries Ltd.                  *          98,900            5,995,318
Newfield Exploration Company            *          16,800              670,152
Occidental Petroleum Corporation                  104,100            8,008,413
Plains Exploration & Production Company *          31,300            1,112,089
Premcor, Inc.                                      20,400            1,513,272
Quicksilver Resources, Inc.             *+         15,150              968,540
Rowan Companies, Inc.                              55,400            1,645,934
Schlumberger Ltd.                                  36,900            2,802,186
Smith International, Inc.               +         295,300           18,810,610
Suncor Energy, Inc. (Canada)                        8,600              406,952
Sunoco, Inc.                                       33,100            3,762,808
Tesoro Petroleum Corporation                       13,800              641,976

128              See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
------------------------------------------------------------------------------

Vantagepoint
Growth Fund                                        Shares                Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Unocal Corporation                                 46,700       $    3,037,835
Valero Energy Corporation               +         125,700            9,944,127
WD-40 Company                                       8,961              250,281
Williams Companies, Inc.                           33,200              630,800
                                                                --------------
                                                                   112,020,791
                                                                --------------

Pharmaceuticals--5.8%
Abbott Laboratories                               147,200            7,214,272
AmerisourceBergen Corporation           +          31,500            2,178,225
Amgen, Inc.                             *         424,900           25,689,454
Barr Pharmaceuticals, Inc.              *           9,900              482,526
Biogen Idec, Inc.                       *         253,800            8,743,410
Bristol-Myers Squibb Company                      179,400            4,481,412
Connetics Corporation                   *+         39,500              696,780
Eli Lilly & Company                                61,900            3,448,449
Genentech, Inc.                         *         460,000           36,928,800
Genzyme Corporation                     *         161,600            9,710,544
Gilead Sciences, Inc.                   *         257,000           11,305,430
Invitrogen Corporation                  *          14,200            1,182,718
Medco Health Solutions, Inc.            *          23,200            1,237,952
Omnicare, Inc.                                    277,100           11,757,353
Pfizer, Inc.                                      838,700           23,131,346
Roche Holding AG (Switzerland)                     26,353            3,332,390
Schering-Plough Corporation             +         328,000            6,251,680
Wyeth                                              31,800            1,415,100
                                                                --------------
                                                                   159,187,841
                                                                --------------

Real Estate--0.1%
CB Richard Ellis Group, Inc. Class A    *          20,000              877,200
General Growth Properties, Inc. REIT               23,500              965,615
Prologis REIT                                      26,400            1,062,336
                                                                --------------
                                                                     2,905,151
                                                                --------------
Restaurants--0.5%
CKE Restaurants, Inc.                              23,300              324,336
Checkers Drive-In Restaurant            *           3,500               47,670
Cheesecake Factory (The)                *+        218,027            7,572,078
Darden Restaurants, Inc.                          103,900            3,426,622
Domino's Pizza, Inc.                               10,800              240,408
Papa John's International, Inc.         *           3,700              147,889
PF Chang's China Bistro, Inc.           *+         24,630            1,452,677
                                                                --------------
                                                                    13,211,680
                                                                --------------

Retailers--6.9%
Amazon.Com, Inc.                        *+        773,600           25,590,688
Circuit City Stores, Inc.                         210,300            3,636,087
Dillard's, Inc. Class A                            63,400            1,484,828
eBay, Inc.                              *       1,624,000           53,608,240
Fastenal Company                        +         183,400           11,235,084
GameStop Corporation Class B            *           2,300               68,770
GSI Commerce, Inc.                      *+         34,200              572,850
Guitar Center, Inc.                     *           8,000              466,960
Longs Drug Stores Corporation                      41,600            1,790,880


                                                   Shares                Value
------------------------------------------------------------------------------
MarineMax, Inc.                         *          14,900       $      465,625
Michaels Stores, Inc.                              76,800            3,177,216
Stride Rite Corporation                            53,000              730,870
Target Corporation                      +         314,800           17,128,268
Walgreen Company                                   62,500            2,874,375
Wal-Mart Stores, Inc.                           1,192,300           57,468,860
Williams-Sonoma, Inc.                   *         161,700            6,398,469
                                                                --------------
                                                                   186,698,070
                                                                --------------

Telecommunications--1.5%
Nokia Corporation ADR (Finland)         +       2,519,400           41,922,816
                                                                --------------

Telephone Systems--0.9%
Global Payments, Inc.                   +          24,300            1,647,540
Nextel Communications, Inc. Class A     *         653,800           21,124,278
Sprint Corp.-FON Group                            106,400            2,669,576
                                                                --------------
                                                                    25,441,394
                                                                --------------

Textiles, Clothing & Fabrics--0.9%
Coach, Inc.                             *         127,000            4,263,390
Nike, Inc. Class B                                 70,900            6,139,940
Phillips-Van Heusen Corporation                     6,800              222,292
Puma AG Rudolf Dassler Sport (Germany)             47,475           11,757,791
Quiksilver, Inc.                        *+        148,300            2,369,834
Wolverine World Wide, Inc.                          8,000              192,080
                                                                --------------
                                                                    24,945,327
                                                                --------------

Transportation--2.5%
Alexander & Baldwin, Inc.                         182,568            8,462,027
Burlington Northern Santa Fe Corporation          167,600            7,890,608
C.H. Robinson Worldwide, Inc.                       3,174              184,727
CSX Corporation                                    79,000            3,370,140
Canadian Pacific Railway Ltd. (Canada)  +          10,000              345,100
Carnival Corporation                    +         177,200            9,666,260
FedEx Corporation                                  87,300            7,072,173
Forward Air Corporation                            27,975              790,853
HUB Group, Inc. Class A                 *          11,500              288,075
JB Hunt Transport Services, Inc.        +          16,300              314,590
Kansas City Southern                    *+         92,200            1,860,596
Laidlaw International, Inc.             *         138,200            3,330,620
Landstar System, Inc.                   *         104,992            3,162,359
Norfolk Southern Corporation                       87,500            2,709,000
Overseas Shipholding Group                         27,200            1,622,480
Shun TAK Holdings, Ltd. (Hong Kong)               374,000              356,094
Thor Industries, Inc.                   +         281,960            8,862,003
UTI Worldwide, Inc. (Luxembourg)                   22,022            1,533,172
United Parcel Service, Inc. Class B               104,800            7,247,968
                                                                --------------
                                                                    69,068,845
                                                                --------------
TOTAL COMMON STOCKS
 (Cost $2,505,086,142)                                           2,651,894,897
                                                                --------------

                See accompanying notes to financial statements.             129

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
Growth Fund
--------------------------------------------------------------------------------

                   Coupon                        Maturity
                    Rate                           Date               Face                Value
-----------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--12.4%
-----------------------------------------------------------------------------------------------------------
Institutional Money Market Funds--1.3%
American Beacon Funds
  3.182%                                       07/01/2005   ++     $11,117,571      $   11,117,571
BGI Institutional Fund
  3.245%                                       07/01/2005   ++      17,888,307          17,888,307
Merrimac Cash Fund-Premium Class
  3.037%                                       07/01/2005   ++       6,178,326           6,178,326
                                                                                    --------------
                                                                                        35,184,204
                                                                                    --------------
Bank & Certificate Deposits/
Offshore Time Deposits--9.8%
ABN AMRO Bank NV
  3.250%                                       08/05/2005   ++       2,471,332           2,471,332
Bank Of Montreal
  3.010%                                       07/01/2005   ++       4,636,859           4,636,859
Bank Of Nova Scotia
  3.300%                                       07/29/2005   ++       7,413,991           7,413,991
Bank Of Nova Scotia
  3.160%                                       07/15/2005   ++      15,816,515          15,816,515
Bank Of Nova Scotia
  3.110%                                       07/11/2005   ++       7,713,085           7,713,085
Barclays
  3.250%                                       07/26/2005   ++       2,955,308           2,955,308
BNP Paribas
  3.000%                                       07/01/2005   ++       7,413,991           7,413,991
Calyon
  3.250%                                       08/04/2005   ++      12,356,652          12,356,652
Canadian Imperial Bank of
  Commerce
  3.402%                                       11/04/2005   ++       7,694,109           7,694,109
Citigroup
  3.085%                                       07/22/2005   ++      12,356,652          12,356,652
Clipper Receivables Corporation
  3.188%                                       07/14/2005   ++         961,218             961,218
Compass Securitization
  3.157%                                       07/11/2005   ++       1,087,598           1,087,598
Credit Suisse First Boston
  Corporation
  3.200%                                       07/18/2005   ++       4,654,498           4,654,498
Credit Suisse First Boston
  Corporation
  3.160%                                       07/13/2005   ++       6,178,326           6,178,326
Dexia Group
  3.240%                                       07/21/2005   ++       4,942,661           4,942,661
Fairway Finance
  3.270%                                       07/28/2005   ++       5,748,030           5,748,030
Falcon Asset Securitization
  Corporation
  3.168%                                       07/12/2005   ++       2,216,358           2,216,358
First Tennessee National Corporation
  3.220%                                       08/09/2005   ++       1,359,232           1,359,232
Fortis Bank
  3.260%                                       07/07/2005   ++       7,253,134           7,253,134
Fortis Bank
  3.250%                                       07/25/2005   ++       7,883,248           7,883,248
Fortis Bank
  3.250%                                       08/04/2005   ++       1,235,665           1,235,665
General Electric Capital Corporation
  3.252%                                       07/06/2005   ++       6,364,342           6,364,342
Grampian Funding LLC
  3.284%                                       07/13/2005   ++       2,471,330           2,471,330
Greyhawk Funding
  3.262%                                       08/01/2005   ++       5,638,323           5,638,323

                   Coupon                        Maturity
                    Rate                           Date                Face              Value
-----------------------------------------------------------------------------------------------------------
HBOS Halifax Bank of Scotland
  3.150%                                       08/08/2005   ++     $ 1,235,665      $    1,235,665
HSBC Banking/Holdings PLC
  3.250%                                       08/05/2005   ++       3,706,996           3,706,996
Jupiter Securitization Corporation
  3.261%                                       07/27/2005   ++       2,111,545           2,111,545
Lexington Parker Cap Company
  3.258%                                       07/19/2005   ++       2,895,803           2,895,803
Morgan Stanley Dean Witter & Company
  3.518%                                       12/07/2005   ++       8,649,657           8,649,657
Morgan Stanley Dean Witter & Company
  3.507%                                       12/09/2005   ++       2,965,597           2,965,597
National Australia Bank
  3.375%                                       07/01/2005   ++       9,885,322           9,885,322
National Australia Bank
  3.260%                                       07/06/2005   ++       4,942,661           4,942,661
Nordea Bank Finland PLC (NY Branch)
  3.240%                                       08/03/2005   ++       4,942,661           4,942,661
Park Avenue Receivables Corporation
  3.304%                                       07/14/2005   ++       2,471,330           2,471,330
Park Avenue Receivables Corporation
  3.229%                                       07/20/2005   ++       2,471,330           2,471,330
Prefco
  3.260%                                       07/26/2005   ++       2,870,008           2,870,008
Rabobank Nederland
  3.350%                                       07/01/2005   ++       6,178,326           6,178,326
Rabobank Nederland
  3.250%                                       08/08/2005   ++       4,942,661           4,942,661
Ranger Funding
  3.263%                                       07/07/2005   ++       4,942,661           4,942,661
Royal Bank of Canada
  3.250%                                       07/07/2005   ++       5,560,494           5,560,494
Royal Bank of Scotland
  3.310%                                       08/09/2005   ++       7,413,991           7,413,991
Royal Bank of Scotland
  3.290%                                       07/12/2005   ++       9,885,322           9,885,322
Sheffield Receivables Corporation
  3.335%                                       07/15/2005   ++       2,471,330           2,471,330
Societe Generale
  3.200%                                       08/08/2005   ++       4,942,661           4,942,661
The Bank of the West
  3.270%                                       07/27/2005   ++       1,235,665           1,235,665
Toronto Dominion Bank
  3.250%                                       08/02/2005   ++       4,942,661           4,942,661
UBS AG
  3.250%                                       08/09/2005   ++       7,413,991           7,413,991
Wells Fargo
  3.270%                                       07/21/2005   ++       7,413,991           7,413,991
Wells Fargo
  3.270%                                       08/01/2005   ++       4,942,661           4,942,661
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++       6,178,326           6,178,326
                                                                                    --------------
                                                                                       266,435,773
                                                                                    --------------
Floating Rate Instruments/Master Notes--1.3%
Bank of America
  3.270%                                       07/18/2005   ++       2,471,330           2,471,330
Bank of America
  3.270%                                       08/30/2005   ++       8,699,083           8,699,083
Bank of America
  3.030%                                       07/05/2005   ++       4,540,616           4,540,616
Credit Suisse First Boston
  Corporation
  3.435%                                       03/10/2006   ++       4,942,661           4,942,661
Credit Suisse First Boston
  Corporation
  3.154%                                       09/09/2005   ++       2,471,330           2,471,330


130
                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
Growth Fund
--------------------------------------------------------------------------------

                Coupon                     Maturity
                 Rate                        Date               Face              Value
----------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
----------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.
  3.320%                                 07/27/2005   ++     $4,942,661     $    4,942,661
Goldman Sachs Group Inc.
  3.320%                                 12/28/2005   ++      8,622,416          8,622,416
                                                                            --------------
                                                                                36,690,097
                                                                            --------------
TOTAL CASH EQUIVALENTS
 (Cost $338,310,074)                                                           338,310,074
                                                                            --------------
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.0%
----------------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 6/30/05 due
  07/01/05, with a maturity
  value of $82,776,718 and
  an effective yield of
  2.40% collateralized by
  U.S. Government
  Obligations with rates
  ranging from 3.664% to
  6.375%, maturity dates
  ranging from of 08/25/16
  to 05/25/34 and an
  aggregate market value
  of $86,909,758.                                            82,771,198         82,771,198
                                                                            --------------
TOTAL INVESTMENTS--112.7%
 (Cost $2,926,167,414)                                                       3,072,976,169
Other assets less liabilities--(12.7%)                                        (347,036,505)
                                                                            --------------
NET ASSETS--100.0%                                                          $2,725,939,664
                                                                            ==============

Notes to the Schedule of Investments:
ADR   American Depositary Receipt
REIT  Real Estate Investment Trust
*     Non-income producing security.
+     Denotes all or a portion of security on loan.
++    Represents collateral received from securities lending transactions.


                 See accompanying notes to financial statements.
                                                                            131

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
--------------------------------------------------------------------------------

                                                    Shares                   Value
-------------------------------------------------------------------------------------------
COMMON STOCKS--99.4%
-------------------------------------------------------------------------------------------
Advertising--0.3%
Maiden Group PLC
  (United Kingdom)                                213,500           $      769,458
Marchex, Inc. Class B                 *+           67,800                1,019,712
STW Communications
  Group Ltd. (Australia)                          819,011                1,742,591
                                                                    --------------
                                                                         3,531,761
                                                                    --------------
Aerospace & Defense--0.7%
Alliant Techsystems, Inc.             *+           23,500                1,659,100
Armor Holdings, Inc.                  *            46,300                1,833,943
MTU Aero Engines
  Holding AG
  (Germany)                           [star]      131,400                4,011,419
                                                                    --------------
                                                                         7,504,462
                                                                    --------------
Airlines--0.1%
Air New Zealand Ltd.
  (New Zealand)                       *           771,847                  776,476
                                                                    --------------
Apparel Retailers--1.3%
AnnTaylor Stores
  Corporation                         *+          109,800                2,665,942
Charming Shoppes, Inc.                *[star]     236,000                2,201,880
Christopher & Banks
  Corporation                                     278,500                5,085,410
DSW, Inc.--Class A                    *             5,500                  137,225
Finish Line Class A                               197,800                3,742,376
Giordano International Ltd.
  (Hong Kong)                                     969,000                  665,958
                                                                    --------------
                                                                        14,498,791
                                                                    --------------
Automotive--3.0%
Brembo SpA (Italy)                                189,438                1,427,123
General Motors
  Corporation                         +           638,000               21,692,000
Group 1 Automotive,
  Inc.                                *            76,000                1,827,040
Oshkosh Truck Corporation                         112,100                8,775,188
Standard Motor
  Products, Inc.                                   81,100                1,070,520
                                                                    --------------
                                                                        34,791,871
                                                                    --------------
Banking--1.9%
77 Bank Ltd. (The)
  (Japan)                             [star]      166,100                1,018,604
Advance America Cash
  Advance Centers, Inc.                            60,000                  960,000
Cattles PLC
  (United Kingdom)                                242,684                1,337,584
CITIC International
  Financial Holdings, Ltd.
  (Hong Kong)                                   1,010,000                  388,104
First Republic Bank                   [star]       60,600                2,140,998
FirstFed Financial
  Corporation                         *[star]      38,000                2,265,180
Gunma Bank Ltd.
  (Japan)                             [star]      279,600                1,669,507
Industrial Bank of
  Korea Ltd.
  (South Korea)                       *           174,750                1,629,735
Investors Financial
  Services Corporation                             40,700                1,539,274
KNBT Bancorp, Inc.                    [star]      152,000                2,293,680
PFF Bancorp, Inc.                     [star]       76,920                2,329,907
RHB Capital Berhad
  (Malaysia)                                    1,455,600                  802,963

                                                  Shares                     Value
---------------------------------------------------------------------------------------
Shikoku Bank Ltd.
  (The) (Japan)                      [star]        24,000           $      120,428
Tier One Corporation                 [star]        82,000                2,224,660
TMB Bank PCL
  (Thailand)                         ++        14,478,200                1,435,912
                                                                    --------------
                                                                        22,156,536
                                                                    --------------
Beverages, Food & Tobacco--1.2%
Ariake Japan Company
  Ltd. (Japan)                       +[star]       56,800                1,301,472
AWB Ltd. (Australia)                              434,721                1,525,194
Carlsberg AS Class B
  (Germany)                          [star]        54,530                2,792,701
Coca-Cola West Japan
  Company Ltd. (Japan)                             48,800                1,096,816
Gold Kist, Inc.                      *+            92,500                1,996,150
Hokuto Corporation
  (Japan)                            +[star]       69,600                1,374,227
Kook Soon Dang
  Brewery Company
  Ltd. (South Korea)                 *              2,736                   36,706
McGuigan Simeon Wines,
  Ltd. (Australia)                                390,640                1,178,046
Northern Foods PLC
  (United Kingdom)                                403,000                1,140,264
Premium Standard
  Farms, Inc.                        +            143,000                1,916,200
                                                                    --------------
                                                                        14,357,776
                                                                    --------------
Bio-Technology--0.4%
deCODE genetics, Inc.                *+           462,500                4,342,875
                                                                    --------------
Building Materials--2.3%
Cemex SA de CV (Mexico)                         3,138,166               13,312,125
Cemex SA de CV ADR
  (Mexico)                                        204,396                8,670,478
FLS Industries AS
  Class B (Denmark)                  +             34,070                  688,995
Interline Brands, Inc.               *            169,000                3,346,200
                                                                    --------------
                                                                        26,017,798
                                                                    --------------
Chemicals--0.8%
EMS-Chemie Holding AG
  (Switzerland)                                    13,665                1,142,622
Fujimi, Inc. (Japan)                 [star]        63,700                1,092,889
SGL Carbon AG
  (Germany)                          +             72,762                  930,862
Taiyo Ink
  Manufacturing
  Company Ltd.
  (Japan)                            +[star]       65,100                2,513,219
Takasago International
  Corporation (Japan)                [star]       300,600                1,453,024
Tokyo Ohka Kogyo
  Company Ltd.
  (Japan)                            [star]        41,300                  868,472
Yule Catto & Company
  PLC (United Kingdom)                            389,435                1,738,118
                                                                    --------------
                                                                         9,739,206
                                                                    --------------
Coal--0.4%
Arch Coal, Inc.                      +             37,000                2,015,390
Grande Cache Coal
  Corp. (Canada)                     [star]       270,700                2,104,647
                                                                    --------------
                                                                         4,120,037
                                                                    --------------
Commercial Services--10.3%
Aggreko PLC
  (United Kingdom)                                422,000                1,393,790

132
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
--------------------------------------------------------------------------------

                                                        Shares                      Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------------------------
American
  Reprographics Co.                        *[star]      128,800            $    2,072,392
Amstelland MDC NV
  (Netherlands)                            [star]       179,791                 2,040,669
Apollo Group, Inc.
  Class A                                  *            192,500                15,057,350
Applera Corporation
  Celera Genomics
  Group                                    *            134,100                 1,471,077
Ariad Pharmaceuticals,
  Inc.                                     *+[star]     327,300                 2,179,818
BISYS Group, Inc. (The)                    *            100,500                 1,501,470
Bacou Dalloz SA
  (France)                                 +             18,746                 1,535,572
Cegedim SA (France)                                      15,523                 1,237,163
Corinthian Colleges, Inc.                  *            140,500                 1,794,185
CV Therapeutics, Inc.                      *+[star]     146,500                 3,284,530
De La Rue PLC
  (United Kingdom)                                      147,075                 1,068,306
Education Management
  Corporation                              *            320,000                10,793,600
Exelixis, Inc.                             *            257,125                 1,910,439
FKI PLC (United Kingdom)                                579,800                 1,008,202
Hochtief AG (Germany)                                    30,601                 1,069,247
Incyte Corporation                         *+[star]     319,400                 2,283,710
Iron Mountain, Inc.                        *+[star]      68,000                 2,109,360
Korn Ferry International                   *             73,600                 1,306,400
Laureate Education, Inc.                   *            126,000                 6,030,360
Leighton Holdings Ltd.
  (Australia)                              +            204,359                 1,783,557
Maximus, Inc.                              [star]        61,600                 2,173,864
Mobile Mini, Inc.                          *+           136,700                 4,713,416
Navigant Consulting, Inc.                  *            149,900                 2,647,234
Permasteelisa SpA (Italy)                                72,266                 1,115,792
PHS Group PLC
  (United Kingdom)                                    1,056,355                 1,964,499
Prosegur Cia de Seguridad
  SA (Spain)                                             63,100                 1,331,099
Qiagen NV
  (Netherlands)                            *+           108,100                 1,256,350
Regis Corporation                          [star]        55,800                 2,180,664
Resources Connection,
  Inc.                                     *             97,500                 2,264,925
Ritchie Brothers
  Auctioneers, Inc.
  (Canada)                                 +[star]       62,000                 2,390,100
Senomyx, Inc.                              *            187,300                 3,092,323
SureBeam Corporation
  Class A                                  *            337,400                     1,687
Symyx Technologies,
  Inc.                                     *            173,300                 4,848,934
Sypris Solutions, Inc.                                  112,900                 1,396,573
Toppan Forms
  Company Ltd. (Japan)                     [star]       112,300                 1,255,614
United Rentals, Inc.                       *[star]      124,500                 2,516,145
Waste Connections, Inc.                    *             81,000                 3,020,490
Waste Management, Inc.                                  557,000                15,785,380
WRIGHT EXPRESS                             *[star]      131,000                 2,419,570
                                                                           --------------
                                                                              119,305,856
                                                                           --------------
Communications--0.4%
New Skies Satellites
  Holdings, Ltd.
  (Bermuda)                                +[star]      124,000                 2,461,400
SeaChange
  International, Inc.                      *            218,500                 1,533,870
                                                                           --------------
                                                                                3,995,270
                                                                           --------------

                                                        Shares                      Value
-------------------------------------------------------------------------------------------------
Computer Software & Processing--5.5%
Activision, Inc.                           *            171,733            $    2,837,029
Agile Software
  Corporation                              *            318,300                 2,005,290
Altiris, Inc.                              *            154,900                 2,273,932
Argo Graphics, Inc.
  (Japan)                                  [star]        19,000                   486,395
Blackbaud, Inc.                            +            130,100                 1,756,350
CNET Networks, Inc.                        *+           270,000                 3,169,800
Digital Insight
  Corporation                              *            280,700                 6,714,344
Enterasys Networks,
  Inc.                                     *                307                       276
Intersections, Inc.                        *+            24,200                   282,898
Jack Henry &
  Associates, Inc.                                      265,500                 4,861,305
Kenexa Corp.                               *             23,000                   303,600
Kronos, Inc.                               *+            65,000                 2,625,350
LogicaCMG PLC
  (United Kingdom)                         [star]       809,462                 2,517,881
Matrix One, Inc.                           *            377,500                 1,887,500
Misys PLC
  (United Kingdom)                                      439,033                 1,864,639
Motive, Inc.                               *            125,800                 1,249,194
MYOB Ltd. (Australia)                                 1,361,191                 1,100,829
National Instruments
  Corporation                              +             62,300                 1,320,760
NETIQ Corporation                          *+           206,500                 2,343,775
OBIC Business
  Consultants Ltd.
  (Japan)                                  [star]        48,950                 2,222,534
Obic Company Ltd.
  (Japan)                                  [star]        12,800                 2,166,558
Open Solutions, Inc.                       *+           208,800                 4,240,728
RSA Security, Inc.                         *+           214,000                 2,456,720
RightNow
  Technologies, Inc.                       *+           190,800                 2,293,416
Salesforce.com, Inc.                       *+           105,400                 2,158,592
Skillsoft PLC ADR
  (Ireland)                                *            425,000                 1,466,250
Sumisho Computer
  Systems Corporation
  (Japan)                                  +[star]       29,600                   691,196
Surfcontrol PLC
  (United Kingdom)                         *            132,827                 1,092,321
Teleca AB Class B
  (Sweden)                                 *            318,350                 1,490,731
Tietoenator Oyj (Finland)                                23,425                   710,878
Unit 4 Agresso NV
  (Netherlands)                            *             82,347                 1,257,130
Verity, Inc.                               *            230,000                 2,017,100
                                                                           --------------
                                                                               63,865,301
                                                                           --------------
Computers & Information--0.6%
Dimension Data
  Holdings PLC
  (United Kingdom)                         *          2,520,491                 1,459,678
Dot Hill Systems
  Corporation                              *            270,000                 1,414,800
Iomega Corporation                         *            434,500                 1,151,425
Scansoft, Inc.                             *+[star]     629,700                 2,380,266
                                                                           --------------
                                                                                6,406,169
                                                                           --------------
Cosmetics & Personal Care--0.3%
1-800 Contacts, Inc.                       *+            40,500                   784,485
Clarins SA (France)                                       9,997                   670,736
LG Household &
  Health Care Ltd.
  (South Korea)                            *             13,490                   534,816

                See accompanying notes to financial statements.
                                                                            133

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
--------------------------------------------------------------------------------

                                                 Shares                      Value
------------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------------------
Milbon Company Ltd.
  (Japan)                           [star]        49,300            $    1,496,709
                                                                    --------------
                                                                         3,486,746
                                                                    --------------
Diversified Operations--0.1%
MG Technologies AG
  (Germany)                                      136,775                 1,647,254
                                                                    --------------
Electric Utilities--0.2%
KFX, Inc.                           *+           126,500                 1,807,685
PNM Resources, Inc.                               25,000                   720,250
                                                                    --------------
                                                                         2,527,935
                                                                    --------------
Electrical Equipment--0.4%
Alpine Electronics, Inc.
  (Japan)                           +[star]       67,000                   970,833
GrafTech International
  Ltd.                              *            299,500                 1,287,850
Munters AB (Sweden)                               78,600                 1,737,127
Saft Groupe SA (France)                           25,700                   808,522
                                                                    --------------
                                                                         4,804,332
                                                                    --------------
Electronics--7.1%
Adaptec, Inc.                       *            504,000                 1,955,520
Aixtron AG (Germany)                *+           122,166                   446,137
AMIS Holdings, Inc.                 *            252,000                 3,361,680
ASM International NV
  (Netherlands)                     *+            81,422                 1,301,381
ATMI, Inc.                          *+            83,000                 2,407,830
Cymer, Inc.                         *+           123,000                 3,241,050
EDO Corporation                     [star]        69,400                 2,075,754
Elmos Semiconductor
  (Germany)                                       88,979                 1,313,310
Enplas Corp. (Japan)                              35,800                   965,030
Futaba Corporation
  (Japan)                           [star]        37,200                 1,002,065
Gigabyte Technology Co.,
  Ltd. (Taiwan)                                  546,000                   639,321
HannStar Display Corp.
  (Taiwan)                                     1,742,000                   581,558
Hosiden Corporation
  (Japan)                           +[star]      104,000                 1,048,507
Hutchinson Technology,
  Inc.                              *             37,700                 1,451,827
Imation Corporation                               35,500                 1,377,045
Integrated Circuit
  Systems, Inc.                     *             94,000                 1,940,160
International Rectifier
  Corporation                       *+            31,000                 1,479,320
Koninklijke (Royal) Philips
  Electronics NV NY
  Shares (Netherlands)                           278,000                 7,002,820
Koninklijke Philips
  Electronics NV
  (Netherlands)                                  897,000                22,590,999
Kontron AG (Germany)                *            105,418                   888,896
Lattice Semiconductor
  Corporation                       *            350,100                 1,554,444
Leadis Technology, Inc.             *            197,400                 1,589,070
Mercury Computer
  Systems, Inc.                     *             60,500                 1,655,885
Mykrolis Corporation                *            137,300                 1,951,033
OSI Systems, Inc.                   *+           145,000                 2,289,550
Premier Farnell PLC
  (United Kingdom)                               626,227                 1,813,261
Radstone Technology PLC
  (United Kingdom)                               186,127                   953,383
Semtech Corporation                 *            289,800                 4,825,170

                                                 Shares                     Value
------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.
                                   *+            69,600            $    1,824,216
Sirf Technology
  Holdings, Inc.                   *            109,000                 1,927,120
SOITEC (France)
                                   +             66,580                   720,595
Spatialight, Inc.
                                   *+[star]     381,500                 2,163,105
Sunplus Technology Co.,
  Ltd. (Taiwan)                                 640,000                   900,555
Via Technologies, Inc.
  (Taiwan)                                      994,000                   662,600
                                                                    --------------
                                                                       81,900,197
                                                                    --------------
Entertainment & Leisure--2.2%
Walt Disney Company                             798,000                20,093,640
WMS Industries, Inc.
                                   *+           170,000                 5,737,500
                                                                   --------------
                                                                       25,831,140
                                                                   --------------
Financial Services--3.5%
American Home
  Mortgage Investment
  Corporation REIT                 [star]        61,000                 2,132,560
BB Biotech AG
  (Switzerland)                                   4,693                   254,096
Canaccord Capital, Inc.
  (Canada)
                                   +            197,400                 1,473,555
CapitalSource, Inc.
                                   *+           167,200                 3,282,136
Certegy, Inc.                                   167,000                 6,382,740
Comdirect Bank AG
  (Germany)                        *+           143,517                 1,105,449
DiamondRock Hospitality
  Co. REIT                                       53,200                   601,160
Dundee Real Estate
  Investment Trust REIT
  (Canada)                                       58,000                 1,265,282
Dundee Wealth
  Management, Inc.
  (Canada)                                      230,000                 1,745,054
Education Realty Trust,
  Inc. REIT                                      88,000                 1,610,400
First Marblehead
  Corporation (The)                *+            93,000                 3,260,580
GMP Capital Corporation
  (Canada)                                       61,663                 1,353,241
Medical Properties
  Trust, Inc. REIT                 ++           102,500                   927,112
MFA Mortgage
  Investments, Inc. REIT           +            154,500                 1,151,025
MLP AG (Germany)                   +             60,397                 1,125,626
Nasdaq Stock Market
  Inc.                             *[star]      128,500                 2,423,510
OPTI Canada, Inc. 144A
  (Canada)                         * **          89,200                 1,946,645
optionsXpress
  Holdings, Inc.                   +[star]      157,900                 2,400,080
TAC Acquisition Corp.              *++          373,000                 2,238,000
Towa Bank Ltd. (The)
  (Japan)                          [star]       394,700                   935,702
Value Line, Inc.                                 21,200                   832,100
Waddell & Reed Financial,
  Inc. Class A                                   94,500                 1,748,250
                                                                   --------------
                                                                       40,194,303
                                                                   --------------
Food Retailers--1.0%
Familymart Company Ltd.
  (Japan)                                        48,100                 1,376,467
Ministop Co., Ltd. (Japan)                       55,900                 1,021,972
Panera Bread Company
  Class A                          *+            93,000                 5,773,905
Pantry, Inc. (The)                 *             89,600                 3,470,208
                                                                   --------------
                                                                       11,642,552
                                                                   --------------

134
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
--------------------------------------------------------------------------------

                                                         Shares                       Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------------------
Forest Products & Paper--0.7%
Carter Holt Harvey Ltd.
  (New Zealand)                               [star]    1,475,663            $    2,330,459
M-real Oyj--Class B
  (Finland)                                               271,200                 1,468,758
PaperlinX Ltd.
  (Australia)                                 +           976,871                 2,225,053
Universal Forest
  Products, Inc.                                           46,000                 1,906,700
                                                                             --------------
                                                                                  7,930,970
                                                                             --------------
Health Care Providers--2.7%
Amsurg Corporation                            *+           73,450                 2,033,830
BioMerieux (France)                                        27,180                 1,248,242
Coventry Health
  Care, Inc.                                  *           207,000                14,645,250
DaVita, Inc.                                  *           222,800                10,132,944
MedCath Corporation                           *+           49,500                 1,375,605
Rotech Healthcare, Inc.                       *+           72,000                 1,895,400
                                                                             --------------
                                                                                 31,331,271
                                                                             --------------
Heavy Construction--0.6%
Aktor S.A. Technical
  Company (Greece)                                        434,059                 1,613,119
Blount
  International, Inc.                         *           122,000                 2,036,180
M/I Schottenstein
  Homes, Inc.                                 [star]       41,200                 2,228,920
YTL Corporation Berhad
  (Malaysia)                                              810,900                 1,140,677
                                                                             --------------
                                                                                  7,018,896
                                                                             --------------
Heavy Machinery--3.7%
Actuant Corporation
  Class A                                     *           269,500                12,919,830
Agco Corporation                              *[star]     134,800                 2,577,377
Alstom (France)                               *[star]   4,711,308                 4,667,787
Asyst Technologies, Inc.                      *           324,000                 1,445,040
Chofu Seisakusho
  Company Ltd.
  (Japan)                                     [star]       43,000                   878,885
Disco Corporation
  (Japan)                                     +[star]      55,200                 2,283,680
Doosan Infracore
  Company Ltd.
  (South Korea)                                            80,670                   705,193
FMC Technologies, Inc.                        *           175,000                 5,594,750
Grant Prideco, Inc.                           *           103,100                 2,726,995
Heidelberger
  Druckmaschinen
  (Germany)                                   *            43,506                 1,274,009
Hydril                                        *            53,800                 2,924,030
Komori Corporation
  (Japan)                                     [star]       74,000                 1,115,113
Terex Corporation                             *            30,000                 1,182,000
Union Tool Company
  (Japan)                                     +[star]      83,400                 2,362,899
                                                                             --------------
                                                                                 42,657,588
                                                                             --------------
Home Construction, Furnishings &
Appliances--1.6%
DTS, Inc.                                     *           166,300                 2,965,129
Noritz Corporation
  (Japan)                                     [star]       42,000                   662,662
Parkervision, Inc.                            *+          169,700                 1,043,655

                                                          Shares                     Value
-----------------------------------------------------------------------------------------------
Standard-Pacific
  Corporation                                +[star]      23,800            $    2,093,210
Toll Brothers, Inc.                          *+          120,100                12,196,155
                                                                            --------------
                                                                                18,960,811
                                                                            --------------
Household Products--0.2%
Ferro Corporation                                         97,500                 1,936,350
                                                                            --------------
Industrial--Diversified--1.2%
Roper Industries, Inc.                                   128,700                 9,185,319
Yankee Candle
  Company, Inc.                              [star]      158,000                 5,071,800
                                                                            --------------
                                                                                14,257,119
                                                                            --------------
Insurance--10.1%
AON Corporation                                          825,100                20,660,504
Baloise Holding Ltd.
  Class R (Switzerland)                      +[star]      47,988                 2,385,763
Benfield Group Ltd.
  (Bermuda)                                              283,884                 1,340,741
Fairfax Financial Holdings
  Ltd. (Canada)                              +           166,880                27,702,080
HCC Insurance
  Holdings, Inc.                                         52,500                  1,988,175
Helvetia Patria
  (Switzerland)                              +             9,135                 1,474,059
Hiscox PLC
  (United Kingdom)                                       398,482                 1,171,840
Infinity Property &
  Casualty Corporation                                    81,500                 2,842,720
Jardine Lloyd
  Thompson Group PLC
  (United Kingdom)                           [star]      386,245                 2,585,185
Kansas City Life Insurance
  Company                                                 33,800                 1,624,090
Millea Holdings, Inc.
  (Japan)                                    ++            1,820                24,402,812
Nipponkoa Insurance
  Company Ltd.
  (Japan)                                    [star]    4,027,000                26,059,288
Platinum Underwriters
  Holdings Ltd.
  (Bermuda)                                  [star]       66,530                 2,116,985
                                                                            --------------
                                                                               116,354,242
                                                                            --------------
Lodging--0.8%
Resorts World Berhad
  (Malaysia)                                             655,800                 1,636,276
Station Casinos, Inc.                                    122,000                 8,100,800
                                                                            --------------
                                                                                 9,737,076
                                                                            --------------
Media--Broadcasting & Publishing--11.5%
Caltagirone Editore
  SpA (Italy)                                +           178,250                 1,530,698
Comcast Corporation
  Special Class A                            *           796,000                23,840,200
DIRECTV Group, Inc.
  (The)                                      *         1,251,000                19,390,500
GCAP Media PLC
  (United Kingdom)                           [star]      514,616                 2,498,644
i-Cable Communications
  Ltd. (Hong Kong)                                     1,129,500                   374,032
Liberty Media
  Corporation Class A                        *         1,752,100                17,853,899
LIN TV Corporation
  Class A                                    *            80,000                 1,111,200
Nexstar Broadcasting
  Group, Inc. Class A                        *           143,000                   886,600

                See accompanying notes to financial statements.
                                                                             135

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
--------------------------------------------------------------------------------

                                                       Shares                     Value
--------------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------------------
NRJ Group (France)                       [star]       105,304            $    2,365,431
Shaw Communications,
  Inc. Class B (Canada)                  *+[star]   1,203,400                24,994,618
SKY Perfect
  Communications, Inc.
  (Japan)                                [star]         5,624                 4,228,018
Spanish Broadcasting
  System, Inc. Class A                   *+           330,000                 3,296,700
Vivendi Universal SA
  (France)                               +[star]      719,700                22,551,426
Vivendi Universal SA
  ADR (France)                           [star]       250,300                 7,841,899
                                                                         --------------
                                                                            132,763,865
                                                                         --------------
Medical Equipment & Supplies--0.3%
Bespak PLC
  (United Kingdom)                                    55,230                   514,944
Sorin SpA (Italy)                        *[star]     741,335                 2,105,868
SSL International PLC
  (United Kingdom)                                   237,200                 1,200,396
                                                                        --------------
                                                                             3,821,208
                                                                        --------------
Medical Supplies--1.3%
Bio-Rad Laboratories,
  Inc. Class A                           *[star]      43,600                 2,581,556
Biosite, Inc.                            *+[star]     50,000                 2,749,500
Credence Systems
  Corporation                            *[star]     279,000                 2,524,950
FEI Company                              *            85,300                 1,945,693
Hogy Medical Company
  Ltd. (Japan)                           +[star]      31,000                 1,385,043
MKS Instruments, Inc.                    *           117,800                 1,989,642
PolyMedica Corporation                   +[star]      63,700                 2,271,542
                                                                        --------------
                                                                            15,447,926
                                                                        --------------
Metals--1.3%
African Rainbow Minerals,
  Ltd. (South Africa)                                143,800                   729,502
Apex Silver Mines Ltd.
  (Cayman Islands)                       *+[star]    157,000                 2,157,180
Aquarius Platinum Ltd.
  (Bermuda)                                          106,988                   582,120
Cleveland-Cliffs, Inc.                   +            34,700                 2,004,272
First Quantum Minerals
  Ltd. (Canada)                          *[star]     138,000                 2,432,943
Iluka Resources Ltd.
  (Australia)                                         92,315                   527,333
Massey Energy
  Company                                +            50,000                 1,886,000
Minara Resources Ltd.
  (Australia)                                        333,476                   525,260
Simpson Manufacturing
  Company, Inc.                                       39,000                 1,191,450
Steel Dynamics, Inc.                                  45,800                 1,202,250
Wheeling-Pittsburgh
  Corporation                            *+          125,400                 1,928,652
                                                                        --------------
                                                                            15,166,962
                                                                        --------------
Oil & Gas--3.1%
Bill Barrett Corporation                 *+           86,900                 2,570,502
Cabot Oil & Gas
  Corporation                            [star]       65,250                 2,264,175
China Oilfield Services Ltd.
  (China)                                          4,832,000                 1,778,846
Compton Petroleum Corp.
  (Canada)                                           110,000                 1,000,612

                                                       Shares                     Value
--------------------------------------------------------------------------------------------
Deer Creek Energy Ltd.
  (Canada)                               *+[star]     186,500            $    2,510,504
Denbury Resources, Inc.                  *+[star]      52,300                 2,079,971
Encore Acquisition
  Company                                *+           118,500                 4,858,500
Japan Petroleum
  Exploration Company
  (Japan)                                +[star]       44,000                 1,854,734
OPTI Canada, Inc.
  (Canada)                               *[star]       40,600                   886,029
Penn Virginia
  Corporation                            [star]        50,000                 2,233,500
Roc Oil Co., Ltd. (Australia)                         459,900                   674,334
Stone Energy
  Corporation                            *             40,500                 1,980,450
Swift Energy Company
                                         *[star]       69,500                 2,489,490
Syntroleum Corporation                   *+           131,200                 1,346,112
Vintage Petroleum, Inc.                  [star]        80,900                 2,465,023
Western Oil Sands, Inc.
  Class A (Canada)                       *[star]      147,156                 2,856,081
W-H Energy
  Services, Inc.                         *             76,900                 1,917,117
                                                                         --------------
                                                                             35,765,980
                                                                         --------------
Pharmaceuticals--5.1%
Abgenix, Inc.                            *+[star]     250,500                 2,149,290
Alkermes, Inc.                           *+           155,000                 2,049,100
Array BioPharma, Inc.                    *            226,300                 1,425,690
Atherogenics, Inc.                       *+           119,000                 1,901,620
Bachem AG Class B
  (Switzerland)                                        20,170                 1,106,089
Cambridge Antibody
  Technology Group
  (United Kingdom)                       *            126,000                 1,449,640
Cephalon, Inc.                           *+            61,000                 2,428,410
Cubist Pharmaceuticals,
  Inc.                                   *            354,500                 4,668,765
Encysive
  Pharmaceuticals, Inc.                  *[star]      299,900                 3,241,919
Eyetech
  Pharmaceuticals, Inc.                  *+            57,200                   723,008
Far East Pharmaceutical
  Tech (Hong Kong)                       *++-       6,152,600                        --
Henry Schein, Inc.                       *+           196,500                 8,158,680
Human Genome
  Sciences, Inc.                         *+[star]     196,500                 2,275,470
Kobayashi
  Pharmaceutical
  Company Ltd.
  (Japan)                                [star]       106,700                 2,901,278
Medicines Company                        *+            83,300                 1,948,387
Medivir AB Class B
  (Sweden)                               *             55,440                   424,463
Mochida
  Pharmaceutical
  Company Ltd.
  (Japan)                                [star]       337,300                 2,030,012
NBTY, Inc.                               *[star]       90,100                 2,337,194
Neurocrine
  Biosciences, Inc.                      *+            85,500                 3,596,130
Omnicare, Inc.                                        279,500                11,859,185
Tanabe Seiyaju
  Company Ltd.
  (Japan)                                [star]        88,500                   849,432
Towa Pharmaceutical
  Company Ltd.
  (Japan)                                +[star]       43,500                   923,330
                                                                         --------------
                                                                             58,447,092
                                                                         --------------

136                   See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
--------------------------------------------------------------------------------

                                                           Shares                 Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------------------
Real Estate--1.1%
Acadia Realty Trust REIT                 [star]            113,500       $    2,116,775
Housevalues, Inc.                        *+                 64,400            1,164,352
Mirvac Group (Australia)                                   345,600              936,823
Shurgard Storage Centers,
  Inc. REIT Class A                                         37,500            1,723,500
Trizec Canada, Inc.
  (Canada)                               +                 400,000            7,184,000
                                                                         --------------
                                                                             13,125,450
                                                                         --------------
Restaurants--0.1%
Luminar PLC
  (United Kingdom)                                         127,200            1,250,553
                                                                         --------------
Retailers--4.2%
AC Moore Arts &
  Crafts, Inc.                           *+                184,000            5,816,240
GameStop Corporation
  Class A                                *+[star]           99,700            3,261,187
Harvey Norman
  Holdings Ltd.
  (Australia)                                              542,900            1,031,156
KarstadtQuelle AG
  (Germany)                              +                 126,782            1,687,742
MarineMax, Inc.                          *                 108,100            3,378,125
O'Reilly
  Automotive, Inc.                       *                 404,000           12,043,240
Parco Co., Ltd. (Japan)                                     92,000              663,460
Petco Animal
  Supplies, Inc.                         *                 244,600            7,171,672
Sazaby, Inc. (Japan)                     [star]             44,700              935,805
School Specialty, Inc.                   *+                120,000            5,580,000
Tuesday Morning
  Corporation                            +                 155,400            4,898,208
Warehouse Group Ltd.
  (New Zealand)                                            628,079            1,744,608
                                                                         --------------
                                                                             48,211,443
                                                                         --------------
Telecommunications--0.6%
KDDI Corporation
  (Japan)                                [star]              1,400            6,459,958
                                                                         --------------
Telephone Systems--3.8%
Adtran, Inc.                                               183,000            4,536,570
Fairpoint
  Communications, Inc.                   [star]            206,000            3,326,900
NTT DoCoMo, Inc.
  (Japan)                                [star]              8,500           12,520,647
Nextel Partners, Inc.
  Class A                                *+                430,000           10,823,100
NII Holdings, Inc.
  Class B                                *+                185,500           11,860,870
US Unwired, Inc.--
  Class A                                *                 110,000              640,200
                                                                         --------------
                                                                             43,708,287
                                                                         --------------
Textiles, Clothing & Fabrics--0.5%
Gildan Activewear, Inc.
  (Canada)                               *[star]            89,000            2,345,150
Timberland Company
  Class A                                *+[star]           57,400            2,222,528
Tod's SpA (Italy)                        +                  21,478            1,022,318
                                                                         --------------
                                                                              5,589,996
                                                                         --------------

                                                            Shares                Value
-----------------------------------------------------------------------------------------------
Transportation--0.9%
Adsteam Marine Ltd.
  (Australia)                                            1,207,181       $    1,833,785
Aries Maritime
  Transport, Ltd.
  (Bermuda)                              *[star]           165,000            2,062,500
Arlington Tankers Ltd.
  (Bermuda)                                                 93,500            2,037,365
Beijing Capital
  International Airport
  Company Ltd. (China)                                   2,830,000            1,125,247
Railpower Technologies
  Corporation (Canada)                   *                 215,800              950,700
Railpower Technologies
  Corporation 144A
  (Canada)                               ++**              183,600              808,844
Sinotrans Ltd. Class H
  (China)                                                2,918,700              906,840
VT Group PLC
  (United Kingdom)                                         145,988              921,004
                                                                         --------------
                                                                             10,646,285
                                                                         --------------
TOTAL COMMON STOCKS
 (Cost $899,310,899)                                                      1,148,033,972
                                                                         --------------

-----------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
-----------------------------------------------------------------------------------------------
Financial Services--0.1%
Medical Properties Trust,
  Inc. Preferred, 144A                   *++**
 (Cost $754,890)                                            73,500              664,808
                                                                         --------------

                Coupon                     Maturity
                 Rate                        Date                   Face              Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER--0.0%
-----------------------------------------------------------------------------------------------
Financial Services--0.0%
FCAR Owner Trust I
  3.140%                                 07/12/2005
 (Cost $499,520)                                               $   500,000          499,520
                                                                              -------------

-------------------------------------------------------------------------------------------
CASH EQUIVALENTS--24.2%
-------------------------------------------------------------------------------------------
Institutional Money Market Funds--2.5%
American Beacon Funds
  3.182%                                 07/01/2005   ++         9,170,181        9,170,181
BGI Institutional Fund
  3.245%                                 07/01/2005   ++        14,754,935       14,754,935
Merrimac Cash Fund-Premium Class
  3.037%                                 07/01/2005   ++         5,096,112        5,096,112
                                                                             --------------
                                                                                 29,021,228
                                                                             --------------
Bank & Certificate Deposits/
Offshore Time Deposits--19.1%
ABN AMRO Bank NV
  3.250%                                 08/05/2005   ++         2,038,444        2,038,444
Bank of Montreal
  3.010%                                 07/01/2005   ++         3,824,652        3,824,652
Bank of Nova Scotia
  3.300%                                 07/29/2005   ++         6,115,333        6,115,333
Bank of Nova Scotia
  3.160%                                 07/15/2005   ++        13,046,045       13,046,045
Bank of Nova Scotia
  3.110%                                 07/11/2005   ++         6,362,037        6,362,037

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund
--------------------------------------------------------------------------------

                   Coupon                        Maturity
                    Rate                           Date                Face                  Value
-----------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-----------------------------------------------------------------------------------------------------------
Barclays
  3.250%                                       07/26/2005   ++     $ 2,437,647      $    2,437,647
BNP Paribas
  3.000%                                       07/01/2005   ++       6,115,333           6,115,333
Calyon
  3.250%                                       08/04/2005   ++      10,192,224          10,192,224
Canadian Imperial Bank of Commerce
  3.402%                                       11/04/2005   ++       6,346,385           6,346,385
Citigroup
  3.085%                                       07/22/2005   ++      10,192,224          10,192,224
Clipper Receivables Corporation
  3.188%                                       07/14/2005   ++         792,848             792,848
Compass Securitization
  3.157%                                       07/11/2005   ++         897,091             897,091
Credit Suisse First Boston Corporation
  3.200%                                       07/18/2005   ++       3,839,202           3,839,202
Credit Suisse First Boston Corporation
  3.160%                                       07/13/2005   ++       5,096,112           5,096,112
Dexia Group
  3.240%                                       07/21/2005   ++       4,076,889           4,076,889
Fairway Finance
  3.270%                                       07/28/2005   ++       4,741,187           4,741,187
Falcon Asset Securitization Corporation
  3.168%                                       07/12/2005   ++       1,828,134           1,828,134
First Tennessee National Corporation
  3.220%                                       08/09/2005   ++       1,121,144           1,121,144
Fortis Bank
  3.260%                                       07/07/2005   ++       5,982,653           5,982,653
Fortis Bank
  3.250%                                       07/25/2005   ++       6,502,394           6,502,394
Fortis Bank
  3.250%                                       08/04/2005   ++       1,019,223           1,019,223
General Electric Capital Corporation
  3.252%                                       07/06/2005   ++       5,249,545           5,249,545
Grampian Funding LLC
  3.284%                                       07/13/2005   ++       2,038,444           2,038,444
Greyhawk Funding
  3.262%                                       08/01/2005   ++       4,650,698           4,650,698
HBOS Halifax Bank of Scotland
  3.150%                                       08/08/2005   ++       1,019,223           1,019,223
HSBC Banking/Holdings PLC
  3.250%                                       08/05/2005   ++       3,057,667           3,057,667
Jupiter Securitization Corporation
  3.261%                                       07/27/2005   ++       1,741,680           1,741,680
Lexington Parker Cap Company
  3.258%                                       07/19/2005   ++       2,388,564           2,388,564
Morgan Stanley Dean Witter & Company
  3.518%                                       12/07/2005   ++       7,134,556           7,134,556
Morgan Stanley Dean Witter & Company
  3.507%                                       12/09/2005   ++       2,446,133           2,446,133
National Australia Bank
  3.375%                                       07/01/2005   ++       8,153,778           8,153,778
National Australia Bank
  3.260%                                       07/06/2005   ++       4,076,889           4,076,889
Nordea Bank Finland PLC (NY Branch)
  3.240%                                       08/03/2005   ++       4,076,889           4,076,889
Park Avenue Receivables Corporation
  3.304%                                       07/14/2005   ++       2,038,444           2,038,444

                   Coupon                        Maturity
                    Rate                           Date                Face                  Value
-----------------------------------------------------------------------------------------------------------
Park Avenue Receivables Corporation
  3.229%                                       07/20/2005   ++     $ 2,038,444      $    2,038,444
Prefco
  3.260%                                       07/26/2005   ++       2,367,289           2,367,289
Rabobank Nederland
  3.350%                                       07/01/2005   ++       5,096,112           5,096,112
Rabobank Nederland
  3.250%                                       08/08/2005   ++       4,076,889           4,076,889
Ranger Funding
  3.263%                                       07/07/2005   ++       4,076,889           4,076,889
Royal Bank of Canada
  3.250%                                       07/07/2005   ++       4,586,500           4,586,500
Royal Bank of Scotland
  3.310%                                       08/09/2005   ++       6,115,333           6,115,333
Royal Bank of Scotland
  3.290%                                       07/12/2005   ++       8,153,778           8,153,778
Sheffield Receivables Corporation
  3.335%                                       07/15/2005   ++       2,038,444           2,038,444
Societe Generale
  3.200%                                       08/08/2005   ++       4,076,889           4,076,889
The Bank of the West
  3.270%                                       07/27/2005   ++       1,019,223           1,019,223
Toronto Dominion Bank
  3.250%                                       08/02/2005   ++       4,076,889           4,076,889
UBS AG
  3.250%                                       08/09/2005   ++       6,115,333           6,115,333
Wells Fargo
  3.270%                                       07/21/2005   ++       6,115,333           6,115,333
Wells Fargo
  3.270%                                       08/01/2005   ++       4,076,889           4,076,889
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++       5,096,112           5,096,112
                                                                                    --------------
                                                                                       219,766,057
                                                                                    --------------
Floating Rate Instruments/Master Notes--2.6%
Bank of America
  3.270%                                       07/18/2005   ++       2,038,444           2,038,444
Bank of America
  3.270%                                       08/30/2005   ++       7,175,324           7,175,324
Bank of America
  3.030%                                       07/05/2005   ++       3,745,265           3,745,265
Credit Suisse First Boston Corporation
  3.435%                                       03/10/2006   ++       4,076,889           4,076,889
Credit Suisse First Boston Corporation
  3.154%                                       09/09/2005   ++       2,038,444           2,038,444
Goldman Sachs Group Inc.
  3.320%                                       07/27/2005   ++       4,076,890           4,076,890
Goldman Sachs Group Inc.
  3.320%                                       12/28/2005   ++       7,112,087           7,112,087
                                                                                    --------------
                                                                                        30,263,343
                                                                                    --------------
TOTAL CASH EQUIVALENTS
  (Cost $279,050,628)
                                                                                       279,050,628
                                                                                    --------------

138
                 See accompanying notes to financial statements.

Schedule of Investments--(Continued)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Aggressive
Opportunities Fund                 Face                 Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.4%
--------------------------------------------------------------------------------
IBT Repurchase
  Agreement dated
  6/30/05 due 7/01/05,
  with a maturity value
  of $16,352,451 and an
  effective yield of 2.40%
  collateralized by the
  U.S. Government
  Agency Obligations
  with rates ranging
  from 3.650% to
  6.260%, maturity dates
  ranging from 8/25/22
  to 2/1/34 and an
  aggregate market
  value of $17,168,929.        $16,351,360     $   16,351,360
                                               --------------
TOTAL INVESTMENTS--125.1%
 (Cost $1,195,967,297)                          1,444,600,288
Other assets less liabilities--(25.1%)           (289,664,136)
                                               --------------
NET ASSETS--100.0%                             $1,154,936,152
                                               ==============

Notes to the Schedule of Investments:
ADR     American Depositary Receipt
REIT    Real Estate Investment Trust
*       Non-income producing security.
+       Denotes all or a portion of security on loan.
[star] Security has been pledged as collateral for forward foreign currency exchange contracts.
++ Security valued at fair value as determined by policies approved by the board of directors.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.24% of Total Investments.
++      Represents collateral received from securities lending transactions.
-       Security has no market value at 06/30/2005.

                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
International Fund
--------------------------------------------------------------------------------

                                             Shares                Value
---------------------------------------------------------------------------------
COMMON STOCKS--95.7%
---------------------------------------------------------------------------------
Australia--1.2%
Amcor Ltd.                                   103,800        $    528,170
Australia & New Zealand
  Banking Group Ltd.                          26,520             438,181
Brambles Industries Ltd.              +      102,218             633,321
Foster's Group Ltd.                          116,548             471,309
Insurance Australia
  Group Ltd.                                 133,300             607,977
Promina Group Ltd.                            94,200             336,540
Publishing &
  Broadcasting Ltd.                           43,452             490,229
QBE Insurance Group Ltd.              +       69,476             845,386
Rinker Group Ltd.                            135,955           1,440,847
Wesfarmers Ltd.                               19,100             578,890
Woolworths Ltd.                               61,168             767,019
                                                            ------------
                                                               7,137,869
                                                            ------------
Austria--0.3%
Erste Bank der
  Oesterreichischen
  Sparkassen AG                               24,200           1,209,165
Raiffeisen International Bank
  Holding AG                                   4,800             306,720
Telekom Austria AG                            24,654             478,916
                                                            ------------
                                                               1,994,801
                                                            ------------
Belgium--2.3%
Fortis                                +      338,631           9,365,983
Interbrew                                    114,210           3,858,562
UCB SA                                        14,900             723,643
                                                            ------------
                                                              13,948,188
                                                            ------------
Brazil--0.3%
Banco Bradesco SA,
  Sponsored ADR                       +          500              17,695
Banco Itau Holding
  Financiera SA, ADR                  +          100               9,250
Telesp Celular
  Partcipacoes SA ADR                 *      372,318           1,589,798
                                                            ------------
                                                               1,616,743
                                                            ------------
Canada--3.4%
Abitibi-Consolidated, Inc.                    71,000             316,264
Alcan Aluminum Ltd.                           53,300           1,599,326
Cameco Corporation                            28,500           1,270,671
Corus Entertainment, Inc.
  Class B                                     76,000           1,940,689
EnCana Corporation                    +      120,400           4,747,242
Inco Ltd.                             +       39,100           1,476,025
Manulife Financial
  Corporation                         +       15,000             716,011
Methanex Corp.                        +       27,300             447,223
Noranda, Inc.                                 20,342             348,839
Nortel Networks
  Corporation                         *      520,600           1,358,766
Potash Corporation of
  Saskatchewan, Inc.
  (foreign shares)                            23,600           2,251,699
Suncor Energy, Inc.                           21,400           1,011,208
Telus Corporation                             23,300             818,518
Telus Corporation
  Non-voting Shares                           35,000           1,193,269
Thomson Corporation                   +       16,600             555,523
Toronto-Dominion Bank                         14,400             641,906
                                                            ------------
                                                              20,693,179
                                                            ------------
                                              Shares               Value
---------------------------------------------------------------------------------
Denmark--0.7%
Novo Nordisk A/S Class B                      59,020        $  2,998,529
TDC A/S                                       33,400           1,429,481
                                                            ------------
                                                               4,428,010
                                                            ------------
Finland--0.2%
Nokia Oyj                                     43,800             728,700
Stora Enso Oyj Class R                        42,400             539,596
                                                            ------------
                                                               1,268,296
                                                            ------------
France--9.1%
Accor SA                                      38,500           1,806,100
Air Liquide                                   11,540           1,962,246
AXA                                           26,700             664,674
BNP Paribas                         +         75,300           5,142,326
Bouygues SA                                   79,900           3,302,560
Carrefour SA                                 104,894           5,072,289
Cie Generale D'Optique
  Essilor International SA                    13,100             893,343
Dassault Systemes SA                +         11,700             565,473
France Telecom SA                            122,800           3,573,279
Groupe Danone                                 17,600           1,541,846
JC Decaux SA                        +*       177,100           4,479,989
LVMH Moet Hennessy Louis
  Vuitton SA                                  45,852           3,529,528
Lafarge SA                                    10,000             908,829
L'Oreal SA                          +         13,300             952,185
M6-Metropole Television                       32,255             817,919
Michelin (C.G.D.E.) Class B                   10,000             607,164
PagesJaunes SA                      +        118,391           2,765,035
Pinault-Printemps-Redoute SA                  18,417           1,894,576
Renault SA                                     7,500             658,656
Sanofi-Synthelabo SA                +         99,000           8,106,874
Schneider Electric SA                         32,500           2,443,636
Societe Generale Class A                       8,900             902,377
Total SA                                       2,600             608,314
Vivendi Universal SA                          78,591           2,462,608
                                                            ------------
                                                              55,661,826
                                                            ------------
Germany--5.3%
Allianz AG                                    39,602           4,516,593
Bayer AG                                      33,600           1,116,595
Bayerische Hypo-und
  Vereinsbank AG                    *        198,893           5,158,539
Bayerische Motoren
  Werke AG                                    16,900             766,337
Commerzbank AG                               169,400           3,663,268
DaimlerChrysler AG                            35,900           1,451,626
Deutsche Bank AG                              11,200             871,925
Deutsche Boerse AG                            13,143           1,023,835
Deutsche Post AG                             141,530           3,293,453
Infineon Technologies AG            *         61,900             573,166
Infineon Technologies
  AG ADR                            *         31,800             294,150
SAP AG                                        16,000           2,767,663
SAP AG ADR                          +          7,700             333,410
Siemens AG                                    39,100           2,840,609
E.ON AG                                       30,200           2,680,614
Volkswagen AG                                 25,900           1,180,256
                                                            ------------
                                                              32,532,039
                                                            ------------
Hong Kong--3.3%
Cheung Kong Holdings Ltd.                    210,200           2,038,478
China Merchants Holdings
  International Co., Ltd.                    314,000             607,775
China Mobile Ltd.                          2,311,700           8,564,941
China Unicom Ltd.                   *        197,700             166,613

140
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
International Fund
--------------------------------------------------------------------------------

                                           Shares                Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Citic Pacific, Ltd.                        492,200        $  1,436,015
Cosco Pacific Ltd.                         232,000             449,047
Esprit Holdings Ltd.                        67,000             483,070
Hang Lung Development Co.                  237,000             419,662
Hang Lung Properties Ltd.                  237,000             347,483
Hong Kong & China Gas                      280,000             568,079
Li & Fung Ltd.                             578,000           1,196,053
PCCW Ltd.                                  206,000             128,550
Sun Hung Kai Properties Ltd.               308,400           3,032,841
Swire Pacific Ltd. Class A                  75,400             664,735
                                                          ------------
                                                            20,103,342
                                                          ------------
India--0.0%
Infosys Technologies
  Sponsored ADR                      +       3,900             302,133
                                                          ------------
Ireland--0.2%
CRH PLC                                     36,021             947,033
CRH PLC                                      9,200             243,818
                                                          ------------
                                                             1,190,851
                                                          ------------
Italy--2.3%
Assicurazioni Generali SpA                 133,659           4,163,699
Banca Intesa SpA                           113,485             518,013
ENI-Ente Nazionale
  Idrocarburi SpA                          172,300           4,426,636
Mediobanca SpA                              28,700             536,338
Saipem SpA                                 333,214           4,480,683
                                                          ------------
                                                            14,125,369
                                                          ------------
Japan--21.7%
Advantest Corporation                       22,500           1,654,726
Aeon Company Ltd.                          112,000           1,703,022
Aiful Corporation                            9,600             713,611
Bridgestone Corporation              +      23,000             440,654
Canon, Inc.                                 51,300           2,688,259
Chubu Electric Power
  Company, Inc.                      +      18,900             452,817
Credit Saison Company Ltd.                 236,900           7,839,337
Daito Trust Construction
  Company Ltd.                              15,400             574,946
Daiwa House Industry
  Company Ltd.                              66,000             751,789
East Japan Railway Company                     423           2,168,731
Fanuc Ltd.                                  29,600           1,872,022
Furukawa Electric
  Company Ltd. (The)                 *      96,000             369,075
Hirose Electric Company Ltd.                 8,900             975,025
Honda Motor Company Ltd.                   119,700           5,877,694
Hoya Corporation                             6,600             758,084
Japan Airlines System
  Corporation                        +     105,000             282,323
Japan Tobacco, Inc.                            160           2,126,599
Jupiter
  Telecommunications Co.             *       4,368           3,689,382
Kansai Electric Power
  Company, Inc. (The)                       66,900           1,343,100
Kao Corporation                             25,000             587,261
Keyence Corporation                         10,700           2,384,793
Millea Holdings, Inc.                          142           1,903,956
Mitsubishi Corporation                     379,700           5,133,895
Mitsubishi Estate
  Company Ltd.                             292,000           3,194,375
Mitsubishi Heavy
  Industries Ltd.                          124,000             323,512
Mitsubishi Tokyo Financial
  Group, Inc.                                  229           1,929,947

                                            Shares               Value
--------------------------------------------------------------------------
Mitsui & Company Ltd.                       63,000        $    593,729
Mitsui Fudosan Company
  Ltd.                                      38,000             423,696
Mitsui Sumitomo Insurance
  Company Ltd.                              64,420             576,235
Mizuho Financial Group, Inc.                 1,291           5,801,878
Murata Manufacturing
  Company Ltd.                              13,500             683,796
Nidec Corporation                            6,500             685,023
Nikko Cordial Corporation                  446,650           1,951,104
Nikon Corporation                  +        49,000             551,364
Nintendo Company Ltd.                        8,500             886,195
Nippon Electric Glass
  Company Ltd.                              48,000             720,176
Nippon Telegraph &
  Telephone Corporation                        469           2,004,976
Nissan Motor Company Ltd.                  262,300           2,592,524
Nitto Denko Corporation                     12,300             700,679
Nomura Holdings, Inc.                       99,400           1,180,668
Omron Corporation                           22,500             494,439
ORIX Corporation                            58,400           8,718,311
Promise Company Ltd.                        42,361           2,703,788
Ricoh Company Ltd.                          56,000             871,649
Rohm Company Ltd.                           13,500           1,293,815
Sankyo Company Ltd.                         85,900           1,643,099
Sega Sammy Holdings, Inc.                  119,504           7,296,503
Sekisui House Ltd.                         100,000           1,004,795
Shimamura Company Ltd.                       4,200             353,552
Shin-Etsu Chemical
  Company Ltd.                               9,200             348,014
SMC Corporation                             38,100           4,129,616
Softbank Corporation                        48,300           1,881,539
Sompo Japan Insurance, Inc.                 63,700             639,481
Sumitomo Chemical
  Company Ltd.                              12,000              54,918
Sumitomo Corporation                       201,000           1,602,312
Sumitomo Forestry
  Company Ltd.                              23,000             221,381
Sumitomo Mitsui
  Financial Group, Inc.            +           889           5,976,827
Sumitomo Trust & Banking
  Company Ltd. (The)                       435,200           2,633,066
Suzuki Motor Corporation                   128,800           2,016,822
T&D Holdings, Inc.                          10,550             493,877
TDK Corporation                              7,300             496,072
Takeda Chemical
  Industries Ltd.                           32,300           1,596,804
Tokyo Broadcasting System                   56,500             931,241
Tokyo Electron Ltd.                         33,300           1,749,499
Tokyo Gas Company Ltd.                     191,000             713,108
Tokyu Corporation                          417,200           1,866,110
Trend Micro, Inc.                           11,000             390,252
UFJ Holdings, Inc.                 *           742           3,837,822
Uni-Charm Corporation                       11,200             449,797
Yahoo Japan Corporation                        297             619,708
Yamada Denki Company Ltd.                   21,000           1,205,644
Yamanouchi Pharmaceutical
  Company Ltd.                              31,500           1,072,627
Yamato Transport
  Company Ltd.                             108,200           1,495,806
                                                          ------------
                                                           131,893,272
                                                          ------------
Luxembourg--0.4%
RTL Group                                   20,400           1,443,489
Societe Europeenne des
  Satellites                                45,200             669,977
Stolt Offshore SA                           21,400             193,921
                                                          ------------
                                                             2,307,387
                                                          ------------

                See accompanying notes to financial statements.
                                                                             141

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
International Fund
--------------------------------------------------------------------------------

                                             Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Mexico--1.9%
America Movil SA de
  CV ADR                           +         55,000        $  3,278,550
Grupo Televisa SA ADR                        82,600           5,128,634
Wal-Mart de Mexico SA de
  CV--Class V                               792,500           3,217,609
                                                           ------------
                                                             11,624,793
                                                           ------------
Netherlands--6.1%
ABN AMRO Holding NV                +        138,001           3,389,951
ASM Lithography
  Holdings NV                      +*       276,442           4,334,526
ASM Lithography
  Holdings NV New York
  Registered Shares                +*        48,800             764,208
Aegon NV                                    207,346           2,669,671
Euronext NV                                  16,600             560,562
Heineken Holding NV--
  Class A                                    25,843             722,338
Heineken NV                        +         86,150           2,657,438
ING Groep NV                                224,218           6,301,363
Royal KPN NV                                469,700           3,927,812
Reed Elsevier NV                             55,800             776,376
Royal Dutch Petroleum
  Company                                   111,400           7,241,096
Royal Dutch Petroleum
  Company NY Shares                +          8,400             545,160
Royal Numico NV                    +*         9,200             367,293
STMicroelectronics NV                        31,070             495,107
TPG NV                                       33,500             847,259
Unilever NV                                   8,500             550,429
VNU NV                                       40,013           1,113,607
                                                           ------------
                                                             37,264,196
                                                           ------------
Norway--0.1%
Aker ASA Class A                                600              10,866
DNB NOR ASA                                  56,900             591,228
Norske Skogindustrier
  ASA                              +         16,500             270,429
                                                           ------------
                                                                872,523
                                                           ------------
Portugal--0.7%
Banco Comercial Portugues
  SA Class R                              1,484,821           3,801,590
Portugal Telecom SGPS SA                     35,800             340,514
                                                           ------------
                                                              4,142,104
                                                           ------------
Russia--1.4%
AFK Sistema, Sponsored
  ADR, 144A                        ***       68,544           1,124,122
OAO Lukoil Holding ADR             +        146,100           5,373,558
Sibneft Sponsored ADR              +*       105,753           1,747,568
YUKOS ADR                          *          5,700              12,996
                                                           ------------
                                                              8,258,244
                                                           ------------
Singapore--1.8%
DBS Group Holdings Ltd.                     192,650           1,628,635
Keppel Corporation Ltd.                      84,800             626,011
Singapore Airlines Ltd.                     362,000           2,399,233
Singapore
  Telecommunications Ltd.                 3,439,310           5,633,968
United Overseas Bank Ltd.                    68,000             571,418
United Overseas Land Ltd.                     6,800               9,174
                                                           ------------
                                                             10,868,439
                                                           ------------

                                            Shares                Value
--------------------------------------------------------------------------------
South Africa--0.3%
Sasol, Ltd.                                  65,500        $  1,765,524
                                                           ------------
South Korea--2.1%
Hana Bank                                    77,970           2,069,195
Kookmin Bank                                100,950           4,560,423
Kookmin Bank ADR                 +*           2,000              91,160
Samsung Electronics
  Company Ltd. GDR               +           16,705           3,996,671
Shinhan Financial Group
  Company Ltd.                               75,020           1,935,003
                                                           ------------
                                                             12,652,452
                                                           ------------
Spain--5.0%
Altadis SA                                   16,600             694,402
Banco Bilbao Vizcaya
  Argentaria SA                             416,298           6,395,535
Banco Santander Central
  Hispano SA                                395,800           4,581,664
Iberdrola SA                                 35,900             945,265
Inditex SA                                  123,800           3,180,740
Promotora de
  Informaciones SA                          199,414           3,857,378
Repsol YPF SA                               126,500           3,209,922
Telefonica SA                               474,783           7,744,475
                                                           ------------
                                                             30,609,381
                                                           ------------
Sweden--2.3%
Assa Abloy AB Class B                        42,300             543,257
Atlas Copco AB--Class A                      48,000             758,814
Securitas AB Class B                         18,000             299,882
Svenska Cellulosa AB
  Class B                        +           12,200             390,188
Telefonaktiebolaget LM
  Ericsson ADR                   +          128,000           4,089,600
Telefonaktiebolaget LM
  Ericsson Class B                        2,395,700           7,651,509
                                                           ------------
                                                             13,733,250
                                                           ------------
Switzerland--9.6%
Adecco SA                                    12,300             557,506
Clariant AG                      *          208,530           2,759,887
Compagnie Financiere
  Richemont AG Class A                       98,053           3,284,678
Credit Suisse Group                          81,816           3,203,993
Givaudan                                        930             539,665
Holcim Ltd.                                  52,248           3,170,617
Julius Baer Holding AG           +           34,117           2,085,268
Nestle SA                                    42,861          10,939,147
Novartis AG                                 183,200           8,689,586
Roche Holding AG                             57,334           7,227,467
Swiss Reinsurance                            38,587           2,363,904
Swisscom AG                      +            4,765           1,551,407
Syngenta AG                      *            4,205             429,830
Synthes, Inc.                                 4,830             528,824
UBS AG                                      143,770          11,197,127
                                                           ------------
                                                             58,528,906
                                                           ------------
Taiwan--0.8%
Chunghwa Telecom
  Company Ltd. ADR               +          137,900           2,955,199
Taiwan Semiconductor
  Manufacturing
  Company Ltd. ADR               +          207,954           1,896,541
                                                           ------------
                                                              4,851,740
                                                           ------------
Thailand--0.1%
Advanced Info Service            ++         146,500             347,291
                                                           ------------

142
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
International Fund
--------------------------------------------------------------------------------

                                             Shares           Value
---------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------
United Kingdom--12.7%
Anglo American PLC                           32,800    $    767,536
ARM Holdings PLC                             80,000         161,601
AstraZeneca Group PLC                        93,084       3,852,080
AstraZeneca PLC                              35,100       1,448,062
BHP Billiton PLC                             49,628         633,068
Bradford & Bingley PLC                      105,000         614,809
Brambles Industries PLC                      19,600         107,072
British Sky Broadcasting PLC                632,951       5,957,975
Cadbury Schweppes PLC                        79,293         755,095
Carnival PLC                                 31,458       1,784,841
Diageo PLC                                   86,800       1,277,770
HSBC Holdings PLC                           104,800       1,667,706
Hanson PLC                                   48,400         464,529
HBOS PLC                                    238,000       3,661,614
ITV PLC                                   3,030,252       6,660,294
Kingfisher PLC                            1,624,254       7,130,653
Lloyds TSB Group PLC                        120,800       1,020,842
Morrison WM Supermarkets                    740,139       2,459,679
National Grid Transco PLC                    47,400         458,432
Northern Rock PLC                            39,000         554,030
Pearson PLC                                 183,000       2,151,035
Reckitt Benckiser PLC                        18,400         540,863
Reed Elsevier PLC                           193,000       1,844,610
Rolls-Royce Group PLC                *       98,500         505,685
Royal Bank of Scotland
  Group PLC                                 163,200       4,917,063
Scottish & Southern
  Energy PLC                                 42,400         767,804
Shell Transport & Trading
  Company PLC                                96,200         932,094
Smith & Nephew PLC                           69,754         686,226
Standard Chartered PLC                       98,800       1,801,205
Tesco PLC                                 1,421,578       8,104,201
TI Automotive Ltd.                   *-      70,000              --
Unilever PLC                                245,700       2,365,340
Vodafone Group PLC                        3,791,516       9,224,341
Wolseley PLC                                 31,200         654,473
Xstrata PLC                                  60,750       1,169,312
                                                       ------------
                                                         77,101,940
                                                       ------------
United States--0.1%
News Corp., Inc., CDI                        27,311         442,100
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $498,739,228)                                   582,266,188
                                                       ------------

-------------------------------------------------------------------
PREFERRED STOCKS--0.5%
-------------------------------------------------------------------
Germany--0.5%
ProSieben SAT.1 Media AG
 (Cost $3,391,866)                          192,776       3,306,353
                                                       ------------

    Coupon        Maturity
     Rate           Date                  Face                Value
-------------------------------------------------------------------
CORPORATE OBLIGATIONS--0.0%
-------------------------------------------------------------------
Switzerland--0.0%
Credit Suisse Group Finance
 (Cost $160,331)
  6.000%        12/23/2005   *   $      222,000             237,715
                                                       ------------

    Coupon        Maturity
     Rate           Date              Face              Value
-----------------------------------------------------------------
CASH EQUIVALENTS--11.2%
-----------------------------------------------------------------
Institutional Money Market Funds--1.2%
American Beacon Funds
  3.182%        07/01/2005   ++   $ 2,232,131    $  2,232,131
BGI Institutional Fund
  3.245%        07/01/2005   ++     3,591,528       3,591,528
Merrimac Cash Fund-Premium Class
  3.037%        07/01/2005   ++     1,240,455       1,240,455
                                                 ------------
                                                    7,064,114
                                                 ------------
Bank & Certificate Deposits/
Offshore Time Deposits--8.8%
ABN AMRO Bank NV
  3.250%        08/05/2005   ++       496,182         496,182
Bank of Montreal
  3.010%        07/01/2005   ++       930,966         930,966
Bank of Nova Scotia
  3.300%        07/29/2005   ++     1,488,546       1,488,546
Bank of Nova Scotia
  3.160%        07/15/2005   ++     3,175,563       3,175,563
Bank of Nova Scotia
  3.110%        07/11/2005   ++     1,548,596       1,548,596
Barclays
  3.250%        07/26/2005   ++       593,353         593,353
BNP Paribas
  3.000%        07/01/2005   ++     1,488,546       1,488,546
Calyon
  3.250%        08/04/2005   ++     2,480,909       2,480,909
Canadian Imperial Bank of Commerce
  3.402%        11/04/2005   ++     1,544,786       1,544,786
Citigroup
  3.085%        07/22/2005   ++     2,480,909       2,480,909
Clipper Receivables Corporation
  3.188%        07/14/2005   ++       192,989         192,989
Compass Securitization
  3.157%        07/11/2005   ++       218,362         218,362
Credit Suisse First Boston Corporation
  3.200%        07/18/2005   ++       934,508         934,508
Credit Suisse First Boston Corporation
  3.160%        07/13/2005   ++     1,240,455       1,240,455
Dexia Group
  3.240%        07/21/2005   ++       992,363         992,363
Fairway Finance
  3.270%        07/28/2005   ++     1,154,061       1,154,061
Falcon Asset Securitization Corporation
  3.168%        07/12/2005   ++       444,989         444,989
First Tennessee National Corporation
  3.220%        08/09/2005   ++       272,900         272,900
Fortis Bank
  3.260%        07/07/2005   ++     1,456,249       1,456,249
Fortis Bank
  3.250%        08/04/2005   ++       248,091         248,091
Fortis Bank
  3.250%        07/25/2005   ++     1,582,760       1,582,760
General Electric Capital Corporation
  3.252%        07/06/2005   ++     1,277,802       1,277,802
Grampian Funding LLC
  3.284%        07/13/2005   ++       496,182         496,182
Greyhawk Funding
  3.262%        08/01/2005   ++     1,132,035       1,132,035
HBOS Halifax Bank of Scotland
  3.150%        08/08/2005   ++       248,091         248,091
HSBC Banking/Holdings PLC
  3.250%        08/05/2005   ++       744,272         744,272

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint
International Fund
--------------------------------------------------------------------------------

                   Coupon                        Maturity
                    Rate                           Date              Face                   Value
----------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
----------------------------------------------------------------------------------------------------------
Jupiter Securitization Corporation
  3.261%                                       07/27/2005   ++   $   423,946         $    423,946
Lexington Parker Cap Company
  3.258%                                       07/19/2005   ++       581,405              581,405
Morgan Stanley Dean Witter & Company
  3.518%                                       12/07/2005   ++     1,736,636            1,736,636
Morgan Stanley Dean Witter & Company
  3.507%                                       12/09/2005   ++       595,418              595,418
National Australia Bank
  3.375%                                       07/01/2005   ++     1,984,727            1,984,727
National Australia Bank
  3.260%                                       07/06/2005   ++       992,363              992,363
Nordea Bank Finland PLC (NY Branch)
  3.240%                                       08/03/2005   ++       992,363              992,363
Park Avenue Receivables Corporation
  3.304%                                       07/14/2005   ++       496,182              496,182
Park Avenue Receivables Corporation
  3.229%                                       07/20/2005   ++       496,182              496,182
Prefco
  3.260%                                       07/26/2005   ++       576,226              576,226
Rabobank Nederland
  3.350%                                       07/01/2005   ++     1,240,455            1,240,455
Rabobank Nederland
  3.250%                                       08/08/2005   ++       992,363              992,363
Ranger Funding
  3.263%                                       07/07/2005   ++       992,363              992,363
Royal Bank of Canada
  3.250%                                       07/07/2005   ++     1,116,409            1,116,409
Royal Bank of Scotland
  3.310%                                       08/09/2005   ++     1,488,546            1,488,546
Royal Bank of Scotland
  3.290%                                       07/12/2005   ++     1,984,727            1,984,727
Sheffield Receivables Corporation
  3.335%                                       07/15/2005   ++       496,182              496,182
Societe Generale
  3.200%                                       08/08/2005   ++       992,363              992,363
The Bank of the West
  3.270%                                       07/27/2005   ++       248,091              248,091
Toronto Dominion Bank
  3.250%                                       08/02/2005   ++       992,363              992,363
UBS AG
  3.250%                                       08/09/2005   ++     1,488,546            1,488,546
Wells Fargo
  3.270%                                       08/01/2005   ++       992,363              992,363
Wells Fargo
  3.270%                                       07/21/2005   ++     1,488,546            1,488,546
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++     1,240,455            1,240,455
                                                                                     ------------
                                                                                       53,493,685
                                                                                     ------------
Floating Rate Instruments/Master Notes--1.2%
Bank of America
  3.270%                                       08/30/2005   ++     1,746,560            1,746,560
Bank of America
  3.270%                                       07/18/2005   ++       496,182              496,182
Bank of America
  3.030%                                       07/05/2005   ++       911,642              911,642
Credit Suisse First Boston Corporation
  3.435%                                       03/10/2006   ++       992,362              992,362
Credit Suisse First Boston Corporation
  3.154%                                       09/09/2005   ++       496,181              496,181

                   Coupon                        Maturity
                    Rate                           Date               Face                  Value
----------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.
  3.320%                                       12/28/2005   ++   $ 1,731,166         $  1,731,166
Goldman Sachs Group Inc.
  3.320%                                       07/27/2005   ++       992,363              992,363
                                                                                     ------------
                                                                                        7,366,456
                                                                                     ------------
TOTAL CASH EQUIVALENTS
 (Cost $67,924,255)
                                                                                       67,924,255
                                                                                     ------------

----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--3.5%
----------------------------------------------------------------------------------------------------------
United States--3.5%
IBT Repurchase Agreement
  dated 06/30/05 due
  07/01/05 with a maturity
  value of $21,354,127 and
  an effective yield of
  2.40% collateralized
  by U.S. Government
  Obligations with rates
  ranging from 3.938% to
  6.375%, maturity dates
  ranging from 05/25/23
  to 09/25/24 and an
  aggregate market value
  of $22,420,339.                                                 21,352,703           21,352,703
                                                                                     ------------
TOTAL INVESTMENTS--110.9%
 (Cost $591,568,383)
                                                                                      675,087,214
Other assets less liabilities--(10.9%)                                                (66,446,133)
                                                                                     ------------
NET ASSETS--100.0%
                                                                                     $608,641,081
                                                                                     ============

Notes to the Schedule of Investments:
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
+    Denotes all or a portion of security on loan.
*    Non-income producing security.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.17% of Total Investments.
++ Security valued at fair value as determined by policies approved by the board of directors.
++   Represents collateral received from securities lending transactions.
-    Security has no market value at 06/30/2005.

144
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint International Fund
--------------------------------------------------------------------------------
Percentage of Portfolio by Industry (unaudited):

Banking                                19.4%
Financial Services                     18.8%
Media--Broadcasting & Publishing        6.9%
Telephone Systems                       6.7%
Oil & Gas                               6.2%
Pharmaceuticals                         6.1%
Beverages, Food & Tobacco               4.7%
Electronics                             4.6%
Insurance                               4.4%
Telecommunications                      3.3%
Commercial Services                     2.8%
Retailers                               2.7%
Food Retailers                          2.6%
Transportation                          2.4%
Automotive                              2.2%
Chemicals                               1.7%
Communications                          1.7%
Real Estate                             1.6%
Entertainment & Leisure                 1.4%
Advertising                             1.2%
Electric Utilities                      1.1%
Building Materials                      1.0%

Heavy Machinery                         0.9%
Metals & Mining                         0.7%
Computer Software & Processing          0.7%
Miscellaneous                           0.7%
Computers & Information                 0.7%
Apparel Retailers                       0.6%
Metals                                  0.4%
Cosmetics & Personal Care               0.4%
Airlines                                0.4%
Lodging                                 0.3%
Medical Supplies                        0.3%
Home Construction, Furnishings &
 Appliances                             0.3%
Forest Products & Paper                 0.2%
Construction                            0.2%
Containers & Packaging                  0.1%
Electrical Equipment                    0.1%
Industrial--Diversified                 0.1%
Medical Equipment & Supplies            0.1%
Aerospace & Defense                     0.1%
Mining                                  0.1%
                                      -----
TOTAL INVESTMENTS                     110.9%
Other assets less liabilities         (10.9)%
                                      -----
TOTAL NET ASSETS                      100.0%
                                      =====

                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                      Coupon                          Maturity
                       Rate                             Date             Face                      Value
------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--20.8%
------------------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.4%
Boeing Capital Corporation, Senior Note
  6.100%                                             03/01/2011       $   500,000         $      544,223
Boeing Company (The), Note
  6.125%                                             02/15/2033           100,000                115,826
Boeing Company (The), Note
  5.125%                                             02/15/2013           250,000                262,041
Goodrich Corporation, Note
  6.450%                                             12/15/2007            45,000                 47,202
Lockheed Martin Corporation, Note
  8.500%                                             12/01/2029           500,000                724,340
Northrop Grumman Corporation, Note
  7.750%                                             02/15/2031           250,000                339,264
Raytheon Co., Note
  6.150%                                             11/01/2008         1,000,000              1,055,973
Textron Financial Corporation, Note
  6.000%                                             11/20/2009           200,000                215,453
United Technologies Corp., Note
  4.875%                                             05/01/2015           500,000                512,455
                                                                                          --------------
                                                                                               3,816,777
                                                                                          --------------
Airlines--0.0%
FedEx Corporation, Note
  9.650%                                             06/15/2012           150,000                193,096
                                                                                          --------------
Automotive--0.3%
DaimlerChrysler North America Holding
  Corporation, Guaranteed Note
  7.200%                                             09/01/2009           350,000                381,326
DaimlerChrysler North America Holding
  Corporation, Guaranteed Note
  4.050%                                             06/04/2008           500,000                492,676
DaimlerChrysler North America Holding
  Corporation, Note
  8.500%                                             01/18/2031           350,000                444,736
DaimlerChrysler North America Holding
  Corporation, Senior Note
  6.500%                                             11/15/2013           500,000                541,983
Ford Motor Co., Note
  6.375%                                             02/01/2029           650,000                501,164
Ford Motor Company
  7.450%                                             07/16/2031           650,000                542,630
Lear Corporation, Senior Note
  8.110%                                             05/15/2009           250,000                258,722
                                                                                          --------------
                                                                                               3,163,237
                                                                                          --------------
Banking--4.5%
ABN AMRO Bank NV, Global Subordinated Note
  7.125%                                             06/18/2007           250,000                263,812
American Express Company, Note
  3.750%                                             11/20/2007           150,000                148,888
American Express Credit Corporation, Note
  3.000%                                             05/16/2008           250,000                242,614
Asian Development Bank, Global Note
  (Supra National)
  6.750%                                             06/11/2007           750,000                792,217
Asian Development Bank/Pasig, Global Note
  (Supra National)
  4.250%                                             10/20/2014         1,000,000              1,012,428
Associates Corporate of North America, Senior Note
  6.950%                                             11/01/2018           250,000                301,916
Associates Corporate of North America,
  Subordinated Note
  6.875%                                             11/15/2008           410,000                444,817

                      Coupon                           Maturity
                       Rate                              Date             Face                     Value
------------------------------------------------------------------------------------------------------------------
Bank of America Corporation, Senior Note
  5.875%                                             02/15/2009       $ 1,000,000         $    1,057,752
Bank of America Corporation, Subordinated Note
  7.750%                                             08/15/2015           750,000                932,079
Bank of America Corporation, Subordinated Note
  6.800%                                             03/15/2028           500,000                597,159
Bank of America Corporation, Subordinated Note
  6.250%                                             04/01/2008           750,000                791,576
Bank of New York Company, Inc. (The),
  Subordinated Note
  5.500%                                             12/01/2017           250,000                266,397
Bank One Corporation, Subordinated Note
  5.900%                                             11/15/2011           750,000                809,962
Bank One NA, Note
  3.700%                                             01/15/2008           350,000                347,461
BankBoston Corporation, Subordinated Note,
  (MTN), (FRN)
  6.500%                                             12/19/2007           400,000                424,123
Bayerische Landesbank Girozentrale, Note
  2.875%                                             10/15/2008           250,000                241,432
BB&T Corporation, Note
  5.250%                                             11/01/2019           500,000                521,041
Branch Banking & Trust Company
  5.200%                                             12/23/2015           150,000                156,718
BSCH Issuances Ltd., Subordinated Note
  (Cayman Islands)
  7.625%                                             09/14/2010           350,000                403,899
Capital One Bank, Note
  4.875%                                             05/15/2008         1,000,000              1,015,594
Capital One Bank, Note, (MTN)
  5.125%                                             02/15/2014           500,000                506,778
CIT Group, Inc., Senior Note
  7.750%                                             04/02/2012           350,000                411,044
CIT Group, Inc., Senior Note, (MTN)
  4.750%                                             12/15/2010         1,000,000              1,012,761
Corporacion Andina de Fomento, Note
  (Supra National)
  6.875%                                             03/15/2012           150,000                168,222
Deutsche Bank Financial, Inc., Note,
  Convertible, (MTN)
  5.375%                                             03/02/2015           250,000                263,856
Duke Capital Corporation, Senior Note
  4.370%                                             03/01/2009           250,000                249,338
European Investment Bank, Global Note
  (Supra National)
  4.625%                                             03/01/2007           750,000                759,967
European Investment Bank, Global Note
  (Supra National)
  3.500%                                             03/14/2008         1,250,000              1,240,042
European Investment Bank, Global Note
  (Supra National)
  3.125%                                             10/15/2007   +     1,000,000                986,692
European Investment Bank, Global Note
  (Supra National)
  2.375%                                             06/15/2007           550,000                535,055
European Investment Bank, Note (Supra National)
  4.625%                                             05/15/2014           500,000                522,372
First Union Institutional Trust I Capital
  Securities, Note
  8.040%                                             12/01/2026         1,000,000              1,084,151
FleetBoston Financial Corporation, Senior Note
  6.875%                                             01/15/2028           150,000                185,044
Ford Motor Credit Co., Global Note
  7.375%                                             10/28/2009           500,000                488,593
General Electric Capital Corp., Note, (MTN), (FRN)
  5.875%                                             02/15/2012           500,000                541,413
Household Finance Corporation, Note
  8.000%                                             07/15/2010           750,000                866,308

146
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                       Coupon                           Maturity
                        Rate                              Date             Face                     Value
-------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
-------------------------------------------------------------------------------------------------------------------
Household Finance Corporation, Note
  6.500%                                              11/15/2008       $   350,000         $      373,852
Household Finance Corporation, Note
  6.400%                                              06/17/2008           250,000                264,960
Household Finance Corporation, Note
  6.375%                                              11/27/2012         1,000,000              1,107,633
Household Finance Corporation, Note
  4.125%                                              12/15/2008         1,000,000                994,368
HSBC Holdings PLC, Note (United Kingdom)
  5.250%                                              12/12/2012           150,000                156,346
HSBC USA, Inc., Subordinated Note
  7.000%                                              11/01/2006           250,000                258,920
ING Capital Funding Trust III
  8.439%                                              12/31/2049           150,000                177,652
Inter-American Development Bank (Supra National)
  7.375%                                              01/15/2010           750,000                858,619
Inter-American Development Bank, Note, (MTN)
  (Supra National)
  3.375%                                              03/17/2008         1,000,000                989,204
International Bank for Reconstruction &
  Development, Note
  7.625%                                              01/19/2023           500,000                695,682
International Bank for Reconstruction &
  Development, Note (Supra National)
  3.625%                                              05/21/2013           150,000                149,135
International Bank for Reconstruction &
  Development, Note, (MTN), (FRN) (Supra National)
  4.125%                                              08/12/2009           350,000                355,707
Key Bank National Association, Subordinated
  Note, (MTN)
  5.800%                                              07/01/2014           500,000                539,732
KfW--Kreditanstalt fuer Wiederaufbau, Global
  Note (Denmark)
  3.250%                                              03/30/2009         1,000,000                982,361
KFW--Kreditanstalt fuer Wiederaufbau, Global Note
  (Germany)
  2.700%                                              03/01/2007           250,000                245,556
KFW--Kreditanstalt fuer Wiederaufbau, Note
  (Germany)
  3.375%                                              01/23/2008           500,000                494,789
KFW International Finance, Inc., Guaranteed
  Global Note
  4.750%                                              01/24/2007           350,000                355,372
KFW International Finance, Inc., Note
  8.000%                                              02/15/2010           250,000                288,902
Korea Development Bank, Note (South Korea)
  5.750%                                              09/10/2013           500,000                536,180
Korea Development Bank, Note
  5.250%                                              11/16/2006           350,000                355,234
Kreditanstalt fuer Wiederaufbau, Global Note
  (Germany)
  4.125%                                              10/15/2014           500,000                499,862
Landwirtschaftliche Rentenbank, Note (Germany)
  4.875%                                              03/12/2007           500,000                507,670
Landwirtschaftliche Rentenbank, Note (Germany)
  3.250%                                              06/19/2008           300,000                294,024
MBNA America Bank, Note
  5.375%                                              01/15/2008           850,000                874,194
Mellon Financial Company, Note
  6.375%                                              02/15/2010           350,000                376,865
National City Bank of Ohio, Senior Note, (MTN)
  3.300%                                              05/15/2008           350,000                342,740
National City Bank, Note
  2.375%                                              08/15/2006           250,000                245,362

                       Coupon                           Maturity
                        Rate                              Date              Face                    Value
-------------------------------------------------------------------------------------------------------------------
National City Corporation, Subordinated Note
  6.875%                                              05/15/2019       $   500,000         $      593,654
National Rural Utilities Cooperative Finance
  Corporation, Note
  3.875%                                              02/15/2008           400,000                398,046
PNC Funding Corporation, Senior Note
  5.750%                                              08/01/2006           250,000                253,810
Popular North America, Inc., Note, (MTN), (FRN)
  4.250%                                              04/01/2008           100,000                100,072
Royal Bank of Scotland Group PLC, Global Note
  (United Kingdom)
  5.000%                                              10/01/2014           750,000                774,728
Royal Bank of Scotland Group PLC, Note (FRN)
  (United Kingdom)
  7.648%                                              08/29/2049           500,000                637,883
Sanwa Bank Ltd., Note
  7.400%                                              06/15/2011           250,000                283,380
SLM Corp., Note, (MTN), (FRN)
  5.000%                                              10/01/2013           500,000                513,024
SLM Corporation, Note
  3.950%                                              08/15/2008         1,150,000              1,141,138
Suntrust Banks, Inc., Note
  5.050%                                              07/01/2007           350,000                355,710
Suntrust Banks, Inc., Subordinated Note
  5.200%                                              01/17/2017           250,000                259,239
Swiss Bank Corporation, Subordinated Note
  7.000%                                              10/15/2015           100,000                119,808
U.S. Bank NA, Note
  4.800%                                              04/15/2015           250,000                254,427
Union Bank Switzerland AG, Subordinated Note
  7.250%                                              07/15/2006           250,000                256,498
Wachovia Corporation, Senior Note
  5.250%                                              08/01/2014         1,000,000              1,045,770
Wells Fargo & Company, Note
  5.125%                                              02/15/2007           750,000                762,692
Wells Fargo & Company, Note
  5.000%                                              11/15/2014           750,000                773,634
Wells Fargo & Company, Series J, Note, (MTN)
  4.200%                                              01/15/2010           500,000                500,246
Wells Fargo & Company, Subordinated Note
  7.550%                                              06/21/2010           750,000                861,466
                                                                                           --------------
                                                                                               43,799,667
                                                                                           --------------
Beverages, Food & Tobacco--1.1%
Altria Group, Inc., Note
  7.000%                                              11/04/2013           400,000                448,357
Anheuser-Busch Companies, Inc., Note
  6.800%                                              01/15/2031           350,000                439,384
Archer-Daniels Midland Company, Note
  8.375%                                              04/15/2017           350,000                456,880
Bottling Group LLC, Series B, Senior Note
  4.125%                                              06/15/2015           250,000                241,475
Bunge, Ltd. Finance Corporation, Guaranteed
  Senior Note
  5.350%                                              04/15/2014           500,000                518,938
Campbell Soup Company, Note
  4.875%                                              10/01/2013           250,000                255,598
Cia Brasileira de Bebidas, Guaranteed Note (Brazil)
  8.750%                                              09/15/2013           100,000                116,125
Coca-Cola Enterprises, Inc., Note
  8.500%                                              02/01/2022           150,000                205,649
Coca-Cola Enterprises, Inc., Note
  6.125%                                              08/15/2011           600,000                655,174
Coca-Cola Enterprises, Inc., Note
  5.375%                                              08/15/2006         1,000,000              1,011,846
ConAgra Foods, Inc., Note
  6.750%                                              09/15/2011           250,000                277,015

                See accompanying notes to financial statements.
                                                                             147

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                       Coupon                            Maturity
                        Rate                               Date             Face                     Value
--------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
--------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., Note
  6.000%                                               09/15/2006       $   350,000         $      356,063
Coors Brewing Co., Senior Note
  6.375%                                               05/15/2012           500,000                543,127
Corn Products International, Inc., Senior Note
  8.250%                                               07/15/2007           250,000                268,428
Diageo Capital PLC, Guaranteed Note
  (United Kingdom)
  4.375%                                               05/03/2010           500,000                503,138
General Mills, Inc., Note
  5.125%                                               02/15/2007           350,000                355,594
HJ Heinz Company, Guaranteed Note
  6.625%                                               07/15/2011           250,000                278,639
Kellogg Company, Note
  6.600%                                               04/01/2011           750,000                832,176
Kraft Foods, Inc., Global Note
  6.500%                                               11/01/2031           100,000                117,953
Kraft Foods, Inc., Global Note
  5.625%                                               11/01/2011           350,000                371,782
Kraft Foods, Inc., Note
  5.250%                                               06/01/2007         1,000,000              1,019,912
Sara Lee Corporation, Senior Note
  2.750%                                               06/15/2008           250,000                239,466
Supervalu, Inc., Note
  7.875%                                               08/01/2009           350,000                391,027
Tyson Foods, Inc., Note
  8.250%                                               10/01/2011           250,000                296,863
Unilever Capital Corporation, Note
  7.125%                                               11/01/2010           500,000                565,876
                                                                                            --------------
                                                                                                10,766,485
                                                                                            --------------
Building Materials--0.0%
Hanson Australia Funding Ltd., Note (Australia)
  5.250%                                               03/15/2013           100,000                102,735
                                                                                            --------------
Chemicals--0.3%
Dow Chemical Company, Note
  7.375%                                               11/01/2029           250,000                323,913
Dow Chemical Company, Note
  6.000%                                               10/01/2012           150,000                164,619
Du Pont (E.I.) de Nemours & Company, Note
  6.875%                                               10/15/2009           150,000                166,438
EI Du Pont de Nemours & Co., Note
  4.750%                                               11/15/2012           500,000                516,014
Monsanto Company
  7.375%                                               08/15/2012           500,000                585,838
Potash Corp. of Saskatchewan, Note (Canada)
  4.875%                                               03/01/2013           500,000                505,892
Praxair, Inc., Note
  3.950%                                               06/01/2013           150,000                143,869
Rohm & Haas Company, Note
  7.850%                                               07/15/2029           150,000                205,070
                                                                                            --------------
                                                                                                 2,611,653
                                                                                            --------------
Commercial Services--0.1%
Cendant Corporation, Senior Note
  7.375%                                               01/15/2013           250,000                286,661
Cendant Corporation, Senior Note
  6.250%                                               03/15/2010           150,000                159,902
Hertz Corp., Note
  7.625%                                               06/01/2012           350,000                344,348

                       Coupon                            Maturity
                        Rate                               Date             Face                     Value
--------------------------------------------------------------------------------------------------------------------
Midamerican Energy Holdings Company,
  Senior Note
  3.500%                                               05/15/2008       $   150,000         $      146,275
PHH Corporation, Note
  7.125%                                               03/01/2013           100,000                111,091
                                                                                            --------------
                                                                                                 1,048,277
                                                                                            --------------
Communications--0.2%
Motorola, Inc., Note
  7.500%                                               05/15/2025           500,000                613,351
News America Holdings, Inc., Note
  8.000%                                               10/17/2016           150,000                184,691
News America Holdings, Inc., Note
  7.600%                                               10/11/2015           350,000                413,820
SBC Communications, Inc., Global Note
  6.250%                                               03/15/2011           250,000                271,485
                                                                                            --------------
                                                                                                 1,483,347
                                                                                            --------------
Computer Software & Processing--0.0%
Computer Sciences Corporation, Senior Note
  7.375%                                               06/15/2011           100,000                113,706
Electronic Data Systems Corp., Series B, Senior Note
  6.500%                                               08/01/2013           150,000                153,588
                                                                                            --------------
                                                                                                   267,294
                                                                                            --------------
Computers & Information--0.2%
Hewlett-Packard Company, Global Note
  5.500%                                               07/01/2007           350,000                358,816
International Business Machines Corporation, Note
  7.000%                                               10/30/2025           500,000                618,901
International Business Machines Corporation, Note
  4.750%                                               11/29/2012           250,000                255,886
International Business Machines Corporation,
  Senior Note
  4.875%                                               10/01/2006           750,000                758,217
                                                                                            --------------
                                                                                                 1,991,820
                                                                                            --------------
Cosmetics & Personal Care--0.2%
Procter & Gamble Company, Global Note
  6.875%                                               09/15/2009           750,000                832,276
Procter & Gamble Company, Note
  4.750%                                               06/15/2007         1,000,000              1,015,367
                                                                                            --------------
                                                                                                 1,847,643
                                                                                            --------------
Diversified--0.1%
General Electric Company
  5.000%                                               02/01/2013           800,000                827,305
                                                                                            --------------
Electric Utilities--1.4%
Alabama Power Company, Senior Note
  5.500%                                               10/15/2017           150,000                160,809
Alabama Power Company, Series X, Senior Note
  3.125%                                               05/01/2008           250,000                243,543
Alliant Energy Resources, Inc., Guaranteed
  Senior Note
  9.750%                                               01/15/2013           250,000                326,250
Arizona Public Service Company, Note
  6.500%                                               03/01/2012           150,000                166,899
Cincinnati Gas & Electric Company, Note
  5.700%                                               09/15/2012           150,000                160,573
Columbus Southern Power Company,
  Series A, Senior Note
  5.500%                                               03/01/2013           150,000                158,428
Consolidated Edison Company of New York, Inc., Note
  4.875%                                               02/01/2013           200,000                204,902

148
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                     Coupon                          Maturity
                      Rate                             Date             Face                     Value
----------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
----------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., Note
  7.600%                                           04/01/2032       $   150,000         $      191,465
Consumers Energy Co., Note
  5.500%                                           08/15/2016           150,000                156,989
Dominion Resources, Inc., Senior Note
  8.125%                                           06/15/2010           350,000                403,683
Dominion Resources, Inc., Virginia,
  Series 03B, Senior Note
  4.125%                                           02/15/2008           500,000                498,173
DTE Energy Company, Note
  7.050%                                           06/01/2011           350,000                392,351
Duke Energy Corporation, Senior Note
  6.450%                                           10/15/2032           500,000                571,772
Duke Energy Field Services Corporation LLC, Note
  7.875%                                           08/16/2010           350,000                402,223
Entergy Gulf States, Inc., Note
  3.600%                                           06/01/2008           100,000                 97,960
Exelon Generation Company LLC, Senior Note
  6.950%                                           06/15/2011           500,000                561,595
FirstEnergy Corp.,
  Series A, Note
  5.500%                                           11/15/2006           150,000                152,619
FirstEnergy Corp.,
  Series B, Note
  6.450%                                           11/15/2011           175,000                191,460
FirstEnergy Corp.,
  Series C, Note
  7.375%                                           11/15/2031           175,000                214,607
Florida Power & Light Company, Note
  5.625%                                           04/01/2034            50,000                 54,782
Florida Power & Light Company, Note
  4.850%                                           02/01/2013           150,000                155,092
FPL Group Capital, Inc., Guaranteed Note
  7.375%                                           06/01/2009           100,000                110,946
Indiana Michigan Power Company, Note
  6.125%                                           12/15/2006           500,000                513,877
Jersey Central Power & Light, Global Note
  5.625%                                           05/01/2016           500,000                532,762
KeySpan Corporation, Note
  7.625%                                           11/15/2010           350,000                404,290
Midamerican Energy Company, Note
  6.750%                                           12/30/2031           250,000                307,714
Midamerican Energy Holdings Company,
  Senior Note, Class D
  5.000%                                           02/15/2014           150,000                150,837
NiSource Finance Corporation, Guaranteed Note
  7.875%                                           11/15/2010            50,000                 57,517
Northern States Power Company,
  Series A, Note
  8.000%                                           08/28/2012           150,000                182,611
Oncor Electric Delivery Company, Senior
  Secured Note
  6.375%                                           05/01/2012           350,000                384,074
Ontario Electricity Financial Corporation,
  Note (Canada)
  7.450%                                           03/31/2013           350,000                424,185
Pacific Gas & Electric Company, Note
  6.050%                                           03/01/2034           500,000                553,010
Pacific Gas & Electric Company, Note
  4.800%                                           03/01/2014           500,000                502,114
Peco Energy Company, Note
  3.500%                                           05/01/2008           150,000                147,452
Progress Energy, Inc., Senior Note
  7.750%                                           03/01/2031           250,000                312,903

                     Coupon                          Maturity
                      Rate                             Date            Face                      Value
----------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Senior Note
  7.100%                                           03/01/2011       $   400,000         $      446,110
PSEG Power LLC, Senior Note
  8.625%                                           04/15/2031           500,000                692,446
Public Service Company of Colorado,
  Series 12, Note
  4.875%                                           03/01/2013           200,000                204,552
Public Service Electric & Gas Company, Note
  5.125%                                           09/01/2012           150,000                156,052
Scottish Power PLC, Note (United Kingdom)
  5.375%                                           03/15/2015           500,000                513,490
South Carolina Electric & Gas Company, Note
  5.300%                                           05/15/2033           150,000                156,393
Southern California Edison Company, Note
  6.650%                                           04/01/2029           500,000                590,963
TXU Energy Co. LLC, Senior Note
  7.000%                                           03/15/2013           150,000                167,537
Wisconsin Electric Power, Note
  5.625%                                           05/15/2033           250,000                270,408
                                                                                        --------------
                                                                                            13,248,418
                                                                                        --------------
Electrical Equipment--0.0%
Emerson Electric Company, Note
  5.000%                                           12/15/2014           150,000                155,421
                                                                                        --------------
Electronics--0.1%
Arrow Electronics, Inc., Note
  6.875%                                           07/01/2013           250,000                275,280
Raytheon Company, Note
  7.375%                                           07/15/2025           750,000                772,837
                                                                                        --------------
                                                                                             1,048,117
                                                                                        --------------
Entertainment & Leisure--0.1%
News America Holdings, Guaranteed Senior Note
  7.750%                                           12/01/2045           200,000                245,916
Time Warner, Inc., Note
  6.875%                                           05/01/2012           150,000                169,497
Walt Disney Company, Note, (MTN), (FRN)
  7.000%                                           03/01/2032           500,000                615,165
Walt Disney Company, Note, (MTN), (FRN)
  6.375%                                           03/01/2012           250,000                276,849
                                                                                        --------------
                                                                                             1,307,427
                                                                                        --------------
Environmental--0.1%
USA Waste Services, Inc., Senior Note
  7.000%                                           07/15/2028           550,000                639,863
                                                                                        --------------
Financial Services--4.5%
Abbey National PLC, Note (United Kingdom)
  7.950%                                           10/26/2029           250,000                341,026
Allstate Life Global Fund Trust,
  Series 2004-1, Note (MTN)
  4.500%                                           05/29/2009           250,000                253,013
Amvescap PLC, Senior Note
  5.375%                                           02/27/2013           100,000                103,047
Bank of Tokyo-Mitsubishi Ltd. (The), Global
  Senior Subordinated Note (Japan)
  8.400%                                           04/15/2010           250,000                291,483
Bear Stearns Companies, Inc., (The), Global Note
  5.700%                                           01/15/2007           900,000                920,920
Bear Stearns Companies, Inc., (The), Note
  5.700%                                           11/15/2014            50,000                 53,713
Bear Stearns Companies, Inc., (The), Note
  2.875%                                           07/02/2008         1,000,000                962,991
Berkshire Hathaway Finance Corp.,
  Guaranteed Senior Note
  4.125%                                           01/15/2010           500,000                497,513
BHP Finance USA Ltd., Guaranteed Senior Note
  4.800%                                           04/15/2013           150,000                152,471

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                         Coupon                              Maturity
                          Rate                                 Date             Face                     Value
------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, Senior Note
  6.500%                                                   12/15/2011       $   250,000         $      276,537
Citigroup, Inc., Global Note
  5.850%                                                   12/11/2034           500,000                554,757
Citigroup, Inc., Global Senior Note
  6.500%                                                   01/18/2011         1,000,000              1,105,389
Citigroup, Inc., Global Senior Note
  6.000%                                                   02/21/2012           350,000                382,731
Citigroup, Inc., Global Subordinated Note
  6.625%                                                   06/15/2032           150,000                179,677
Citigroup, Inc., Global Subordinated Note
  5.625%                                                   08/27/2012           150,000                160,456
Citigroup, Inc., Subordinated Note
  5.000%                                                   09/15/2014           913,000                935,664
Conoco Funding Company
  5.450%                                                   10/15/2006         1,000,000              1,018,349
Countrywide Financial Corporation, Note
  4.250%                                                   12/19/2007         1,000,000                999,621
Countrywide Home Loans, Inc.
  5.500%                                                   08/01/2006         1,000,000              1,015,289
Countrywide Home Loans, Inc., Note, (FRN), (MTN)
  5.625%                                                   05/15/2007           300,000                307,512
Credit Suisse First Boston USA, Inc., Global Note
  4.875%                                                   01/15/2015           500,000                506,913
Credit Suisse First Boston USA, Inc., Note
  6.500%                                                   01/15/2012           350,000                389,509
Credit Suisse First Boston USA, Inc., Note
  5.750%                                                   04/15/2007           800,000                823,123
Credit Suisse First Boston USA, Inc., Note
  5.500%                                                   08/15/2013           150,000                159,108
Credit Suisse First Boston USA, Inc.,
  Senior Global Note
  5.125%                                                   01/15/2014           500,000                517,864
EOP Operating, LP, Guaranteed Note
  7.000%                                                   07/15/2011           350,000                388,585
EOP Operating, LP, Note
  6.800%                                                   01/15/2009           500,000                536,305
ERP Operating, LP, Note
  5.200%                                                   04/01/2013           250,000                257,315
Ford Motor Credit Company
  6.500%                                                   01/25/2007         1,000,000              1,007,546
Ford Motor Credit Company, Global Note
  7.875%                                                   06/15/2010           750,000                741,897
Ford Motor Credit Company, Note
  7.000%                                                   10/01/2013           500,000                479,740
Ford Motor Credit Company, Note
  5.800%                                                   01/12/2009         1,000,000                950,034
General Electric Capital Corporation, Note
  6.500%                                                   12/10/2007           750,000                790,859
General Electric Capital Corporation, Note
  6.000%                                                   06/15/2012         1,000,000              1,092,176
General Electric Capital Corporation, Note
  3.500%                                                   05/01/2008           250,000                246,107
General Electric Capital Corporation, Note, (FRN)
  4.625%                                                   09/15/2009         1,000,000              1,018,075
General Electric Capital Corporation, Note, (MTN)
  6.750%                                                   03/15/2032           750,000                928,666
General Electric Capital Corporation, Note, (MTN), (FRN)
  5.375%                                                   03/15/2007         1,600,000              1,635,333
Goldman Sachs Group, Inc., Global Note
  5.125%                                                   01/15/2015           500,000                510,230
Goldman Sachs Group, Inc., Guaranteed Note
  6.345%                                                   02/15/2034           500,000                543,615

                         Coupon                              Maturity
                          Rate                                 Date             Face                     Value
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., Note
  6.875%                                                   01/15/2011       $   250,000         $      279,081
Goldman Sachs Group, Inc., Senior Note
  6.600%                                                   01/15/2012           650,000                723,386
Goldman Sachs Group, Inc., Senior Note
  6.125%                                                   02/15/2033           200,000                219,408
Goldman Sachs Group, Inc., Senior Note
  5.700%                                                   09/01/2012           250,000                266,397
Goldman Sachs Group, Inc., Senior Note
  4.125%                                                   01/15/2008           800,000                800,017
Goldman Sachs Group, Inc., Series B, Note, (MTN)
  7.350%                                                   10/01/2009           750,000                835,957
Honeywell International, Inc., Note
  6.125%                                                   11/01/2011           250,000                274,243
Household Finance Corporation
  6.375%                                                   10/15/2011         1,000,000              1,094,761
Household Finance Corporation, Note
  5.750%                                                   01/30/2007         1,050,000              1,077,382
John Deere Capital Corporation, Note
  7.000%                                                   03/15/2012           350,000                402,098
JP Morgan & Company, Inc., Note
  6.000%                                                   01/15/2009           350,000                369,771
JP Morgan Chase & Company, Global
  Subordinated Note
  5.750%                                                   01/02/2013         1,750,000              1,877,831
JP Morgan Chase & Company, Note
  6.750%                                                   02/01/2011           750,000                830,396
Lehman Brothers Holdings, Inc., Note
  4.000%                                                   01/22/2008           850,000                847,469
Lehman Brothers Holdings, Inc., Note, (MTN), (FRN)
  6.625%                                                   01/18/2012           750,000                838,786
Merrill Lynch & Comapny, Inc., Note, (MTN)
  5.450%                                                   07/15/2014           500,000                528,999
Merrill Lynch & Company, Inc., Note
  6.000%                                                   02/17/2009         1,000,000              1,055,769
Merrill Lynch & Company, Inc., Note, (MTN)
  4.125%                                                   09/10/2009           500,000                498,351
Merrill Lynch & Company, Inc., Note, (MTN)
  3.700%                                                   04/21/2008           250,000                247,273
Merrill Lynch & Company., Inc., Note
  6.875%                                                   11/15/2018           250,000                295,760
Morgan Stanley, Note
  8.000%                                                   06/15/2010           750,000                869,108
Morgan Stanley, Note
  7.250%                                                   04/01/2032           100,000                126,424
Morgan Stanley, Note
  5.800%                                                   04/01/2007           350,000                359,906
Morgan Stanley, Note
  4.750%                                                   04/01/2014         1,000,000                986,910
Morgan Stanley, Note
  3.875%                                                   01/15/2009           750,000                741,084
National Rural Utilities Cooperative Finance
  Corporation, Note
  7.250%                                                   03/01/2012           500,000                580,470
Pepco Holdings, Inc., Note
  6.450%                                                   08/15/2012           150,000                163,908
Rio Tinto Finance USA, Ltd., Guaranteed Note
  (Australia)
  2.625%                                                   09/30/2008   +       100,000                 95,301
Swiss Bank Corporation of New York, Note,
  (MTN), (FRN)
  7.375%                                                   06/15/2017           100,000                123,057
U.S. Bank National Association, Note, (MTN), (FRN)
  6.375%                                                   08/01/2011           750,000                828,520
Washington Mutual, Inc., Note
  7.500%                                                   08/15/2006           750,000                776,524
Washington Mutual, Inc., Senior Note
  4.375%                                                   01/15/2008         1,000,000              1,003,401
                                                                                                --------------
                                                                                                    44,052,907
                                                                                                --------------

150
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                      Coupon                           Maturity
                       Rate                              Date              Face                    Value
------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
------------------------------------------------------------------------------------------------------------------
Food Retailers--0.1%
Albertson's, Inc., Note
  7.500%                                             02/15/2011       $   250,000         $      281,910
Safeway, Inc., Note
  7.500%                                             09/15/2009           800,000                883,566
                                                                                          --------------
                                                                                               1,165,476
                                                                                          --------------
Forest Products & Paper--0.2%
International Paper Company, Note
  6.750%                                             09/01/2011           300,000                327,428
Kimberly Clark Corporation, Note
  5.625%                                             02/15/2012           250,000                269,368
MeadWestvaco Corporation, Note
  6.850%                                             04/01/2012           150,000                168,577
Weyerhaeuser Company, Note
  7.375%                                             03/15/2032           750,000                887,198
Weyerhaeuser Company, Note
  6.750%                                             03/15/2012           100,000                110,173
Weyerhaeuser Company, Note
  6.000%                                             08/01/2006           250,000                254,519
                                                                                          --------------
                                                                                               2,017,263
                                                                                          --------------
Health Care Providers--0.0%
UnitedHealth Group, Inc., Note
  3.750%                                             02/10/2009           150,000                147,767
                                                                                          --------------
Heavy Construction--0.1%
Centex Corporation, Senior Note
  4.750%                                             01/15/2008           100,000                100,659
Lennar Corporation,
  Series B, Senior Note
  5.500%                                             09/01/2014           500,000                511,545
                                                                                          --------------
                                                                                                 612,204
                                                                                          --------------
Heavy Machinery--0.1%
Caterpillar, Inc., Senior Note
  7.250%                                             09/15/2009           750,000                834,125
Cooper Industries, Inc., Guaranteed
  Senior Note
  5.500%                                             11/01/2009           100,000                104,298
Deere & Company, Global Note
  6.950%                                             04/25/2014           250,000                293,596
United Technologies Corporation, Note
  6.700%                                             08/01/2028           150,000                183,610
United Technologies Corporation, Note
  6.100%                                             05/15/2012            50,000                 54,982
                                                                                          --------------
                                                                                               1,470,611
                                                                                          --------------
Home Construction, Furnishings &
Appliances--0.1%
MDC Holdings, Inc., Senior Note
  5.500%                                             05/15/2013           500,000                511,243
Newell Rubbermaid, Inc., Note
  4.625%                                             12/15/2009           100,000                100,316
Pulte Homes, Inc., Senior Note
  7.875%                                             08/01/2011           350,000                406,580
                                                                                          --------------
                                                                                               1,018,139
                                                                                          --------------
Household Products--0.0%
Fortune Brands, Inc., Note
  2.875%                                             12/01/2006           100,000                 98,074
                                                                                          --------------

                      Coupon                           Maturity
                       Rate                              Date             Face                     Value
------------------------------------------------------------------------------------------------------------------
Industrial--Diversified--0.2%
Tyco International Group SA, Guaranteed
  Note (Luxembourg)
  6.750%                                             02/15/2011       $   500,000         $      555,705
Tyco International Group SA, Note (Luxembourg)
  6.125%                                             11/01/2008         1,000,000              1,059,650
                                                                                          --------------
                                                                                               1,615,355
                                                                                          --------------
Insurance--1.0%
Aetna, Inc., Guaranteed Note
  7.625%                                             08/15/2026           100,000                128,469
Allstate Corporation (The), Senior Note
  7.200%                                             12/01/2009           750,000                838,220
Allstate Corporation (The), Senior Note
  5.350%                                             06/01/2033           500,000                504,861
American General Finance Corporation, Senior
  Note, (MTN)
  5.375%                                             10/01/2012           650,000                671,977
American General Finance Corporation, Senior Note,
  (MTN), (FRN)
  5.875%                                             07/14/2006         1,000,000              1,017,545
American International Group, Inc., Global
  Senior Note
  4.250%                                             05/15/2013           100,000                 97,148
Anthem, Inc., Note
  6.800%                                             08/01/2012           150,000                169,499
Assurant, Inc., Global Note
  5.625%                                             02/15/2014           500,000                527,105
Axa Company (France)
  8.600%                                             12/15/2030           250,000                341,488
AXA Financial, Inc., Senior Note
  7.750%                                             08/01/2010           100,000                115,109
Cincinnati Financial Corp., Senior Note
  6.125%                                             11/01/2034           500,000                551,039
CNA Financial Corporation, Note
  6.750%                                             11/15/2006           100,000                103,115
General Electric Global Insurance
  Holding Corporation, Note
  7.500%                                             06/15/2010           150,000                166,985
Genworth Financial, Inc., Note
  5.750%                                             05/15/2014           500,000                537,167
Hartford Life, Inc., Senior Note
  7.375%                                             03/01/2031           150,000                192,482
MetLife, Inc., Note
  5.000%                                             11/24/2013           500,000                509,469
MetLife, Inc., Senior Note
  6.500%                                             12/15/2032           100,000                115,190
MetLife, Inc., Senior Note
  5.250%                                             12/01/2006           500,000                508,177
Progressive Corporation (The), Senior Note
  6.625%                                             03/01/2029           150,000                179,770
Protective Life Secured Trust, Note, (MTN)
  4.000%                                             04/01/2011           400,000                393,924
Prudential Financial, Inc., Note, (MTN)
  5.100%                                             09/20/2014           500,000                515,585
Prudential Financial, Inc., Note, (MTN), (FRN)
  3.750%                                             05/01/2008           100,000                 99,183
Radian Group, Inc., Senior Note
  5.625%                                             02/15/2013           100,000                104,596
Safeco Corporation, Senior Note
  4.875%                                             02/01/2010           150,000                152,627
Travelers Property Casualty Corporation, Note
  7.750%                                             04/15/2026           500,000                627,877
UnitedHealth Group, Inc., Note
  5.000%                                             08/15/2014           500,000                518,301
WellPoint, Inc., Note
  5.950%                                             12/15/2034           250,000                273,880
                                                                                          --------------
                                                                                               9,960,788
                                                                                          --------------

                 See accompanying notes to financial statements.
                                                                             151

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                       Coupon                           Maturity
                        Rate                              Date            Face                      Value
-------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
-------------------------------------------------------------------------------------------------------------------
Lodging--0.1%
Harrah's Operating Company, Inc., Guaranteed
  Senior Note
  5.375%                                              12/15/2013       $   250,000         $      254,060
Hilton Hotels Corporation, Note
  7.625%                                              12/01/2012           250,000                289,099
                                                                                           --------------
                                                                                                  543,159
                                                                                           --------------
Media--Broadcasting & Publishing--0.6%
British Sky Broadcasting PLC, Note (United Kingdom)
  8.200%                                              07/15/2009           250,000                283,242
Clear Channel Communications, Inc., Global Note
  4.250%                                              05/15/2009           250,000                241,128
Comcast Cable Communications Corporation, Note
  8.375%                                              05/01/2007           500,000                536,606
Comcast Cable Communications Holdings,
  Inc., Note
  9.455%                                              11/15/2022           400,000                567,255
Comcast Cable Communications Holdings,
  Inc., Note
  8.375%                                              03/15/2013           500,000                610,573
Comcast Corporation, Note
  7.050%                                              03/15/2033           500,000                592,284
COX Communications, Inc., Note
  5.500%                                              10/01/2015            75,000                 76,672
COX Communications, Inc., Note
  5.450%                                              12/15/2014           300,000                306,765
COX Communications, Inc., Note
  4.625%                                              06/01/2013           250,000                243,074
Time Warner Entertainment Company, LP,
  Senior Note
  8.375%                                              03/15/2023         1,000,000              1,281,846
Time Warner, Inc., Note
  7.625%                                              04/15/2031           500,000                626,424
Viacom, Inc., Senior Note
  7.875%                                              07/30/2030           250,000                294,140
Viacom, Inc., Senior Note
  5.625%                                              08/15/2012            50,000                 51,208
                                                                                           --------------
                                                                                                5,711,217
                                                                                           --------------
Metals--0.2%
Alcan, Inc., Note (Canada)
  6.125%                                              12/15/2033           150,000                161,245
Alcan, Inc., Senior Note (Canada)
  4.875%                                              09/15/2012           350,000                353,367
Alcoa, Inc., Note
  7.375%                                              08/01/2010           750,000                854,072
Masco Corporation, Senior Note
  5.875%                                              07/15/2012           250,000                268,649
                                                                                           --------------
                                                                                                1,637,333
                                                                                           --------------
Oil & Gas--1.4%
Alberta Energy Ltd., Note
  7.375%                                              11/01/2031           400,000                505,334
Amerada Hess Corp., Note
  7.300%                                              08/15/2031           250,000                302,611
Amerada Hess Corporation
  6.650%                                              08/15/2011           150,000                165,272
Apache Finance Canada Corporation, Note (Canada)
  7.750%                                              12/15/2029           150,000                206,887
Burlington Resources Finance Company, Guaranteed
  Note (Canada)
  7.200%                                              08/15/2031           150,000                185,227

                       Coupon                           Maturity
                        Rate                              Date              Face                    Value
-------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd., Note (Canada)
  5.450%                                              10/01/2012       $   250,000         $      261,074
Chevron Phillips Chemical Company LLC, Note
  5.375%                                              06/15/2007           350,000                356,917
Conoco, Inc., Note
  6.950%                                              04/15/2029           750,000                945,276
Consolidated Natural Gas Company,
  Senior Note
  5.000%                                              03/01/2014           250,000                254,040
Devon Financing Corporation ULC, Note
  7.875%                                              09/30/2031           500,000                652,430
Devon Financing Corporation ULC, Note
  6.875%                                              09/30/2011           750,000                840,302
Enbridge Energy Partners, LP, Note
  4.000%                                              01/15/2009            50,000                 49,118
Enterprise Products Operating, LP, Note
  4.950%                                              06/01/2010           150,000                150,868
Enterprise Products Operating, LP,
  Series B, Senior Note
  5.600%                                              10/15/2014           150,000                154,636
Enterprise Products Partners, LP, Senior Note
  6.875%                                              03/01/2033           150,000                169,695
Kinder Morgan Energy Partners, LP, Note
  6.750%                                              03/15/2011           500,000                550,540
Kinder Morgan Energy Partners, LP, Note
  5.350%                                              08/15/2007           350,000                354,760
Kinder Morgan, Inc., Note
  7.250%                                              03/01/2028           150,000                178,408
Kinder Morgan, Inc., Senior Note
  6.500%                                              09/01/2012           250,000                275,785
Lasmo USA, Inc., Senior Note (United Kingdom)
  6.750%                                              12/15/2007           100,000                105,739
Marathon Oil Corporation, Note
  6.125%                                              03/15/2012           350,000                381,469
Nexen, Inc., Note (Canada)
  5.050%                                              11/20/2013           250,000                253,943
Norsk Hydro AS, Note (Norway)
  6.360%                                              01/15/2009           450,000                481,580
Occidental Petroleum Corporation, Note
  7.200%                                              04/01/2028           250,000                318,365
Occidental Petroleum Corporation, Senior Note
  7.375%                                              11/15/2008           400,000                440,309
Pemex Project Funding Master Trust,
  Guaranteed Note, 144A
  9.375%                                              12/02/2008   *       350,000                399,875
Pemex Project Funding Master Trust, Note
  8.625%                                              02/01/2022           250,000                308,750
Pemex Project Funding Master Trust, Note
  7.375%                                              12/15/2014           350,000                393,400
Petro-Canada, Senior Note (Canada)
  5.950%                                              05/15/2035           250,000                262,451
Phillips 66 Capital Trust II, Note
  8.000%                                              01/15/2037           750,000                817,984
Southern California Gas Company, Note
  4.800%                                              10/01/2012           100,000                102,331
Suncor Energy, Inc., Note
  7.150%                                              02/01/2032           500,000                637,480
Texaco Capital, Inc., Note
  5.500%                                              01/15/2009           350,000                368,814
TransCanada Pipelines Ltd., Note (Canada)
  4.000%                                              06/15/2013           250,000                241,417
Transocean, Inc., Note (Cayman Islands)
  7.375%                                              04/15/2018           100,000                123,514
Union Oil Company of California, Guaranteed
  Senior Note
  5.050%                                              10/01/2012           100,000                104,152

152
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                     Coupon                         Maturity
                      Rate                            Date              Face                    Value
---------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
---------------------------------------------------------------------------------------------------------------
Union Pacific Resources Group, Inc., Note
  7.150%                                          05/15/2028       $   350,000         $      425,369
Valero Energy Corporation, Note
  4.750%                                          06/15/2013   +       500,000                495,853
XTO Energy, Inc., Senior Note
  4.900%                                          02/01/2014           750,000                747,639
                                                                                       --------------
                                                                                           13,969,614
                                                                                       --------------
Pharmaceuticals--0.4%
Abbott Laboratories, Note
  3.500%                                          02/17/2009           250,000                245,244
American Home Products Corporation, Senior Note
  6.950%                                          03/15/2011           250,000                279,725
Bristol-Myers Squibb Company, Note
  5.750%                                          10/01/2011           850,000                910,601
Eli Lilly & Company, Note
  2.900%                                          03/15/2008           150,000                145,569
GlaxoSmithKline Capital, Inc., Guaranteed Note
  4.375%                                          04/15/2014           500,000                498,169
Johnson & Johnson, Note
  4.950%                                          05/15/2033           200,000                206,289
Merck & Co., Inc., Note
  4.750%                                          03/01/2015           250,000                252,717
Merck & Company, Inc., Senior Note
  4.375%                                          02/15/2013           200,000                199,610
Pharmacia Corporation, Note
  6.500%                                          12/01/2018           350,000                411,913
Schering-Plough Corporation, Senior Note
  6.500%                                          12/01/2033           250,000                302,309
Wyeth, Note
  5.500%                                          03/15/2013           100,000                105,410
Wyeth, Senior Note
  6.500%                                          02/01/2034           250,000                293,272
Wyeth, Senior Note
  5.500%                                          02/01/2014           250,000                263,875
                                                                                       --------------
                                                                                            4,114,703
                                                                                       --------------
Real Estate--0.1%
Archstone Smith Trust REIT, Senior Note
  5.000%                                          08/15/2007           100,000                101,736
Boston Properties, Inc. REIT
  6.250%                                          01/15/2013           750,000                818,424
Simon Property Group, LP REIT, Note
  6.350%                                          08/28/2012           250,000                273,048
                                                                                       --------------
                                                                                            1,193,208
                                                                                       --------------
Restaurants--0.1%
McDonald's Corporation, Note, (MTN), (FRN)
  3.875%                                          08/15/2007           250,000                249,017
Yum! Brands, Inc., Senior Note
  7.700%                                          07/01/2012           250,000                293,971
                                                                                       --------------
                                                                                              542,988
                                                                                       --------------
Retailers--0.5%
Costco Wholesale Corporation, Senior Note
  5.500%                                          03/15/2007           250,000                255,519
CVS Corporation, Note
  4.875%                                          09/15/2014           530,000                539,795
Federated Department Stores, Inc., Senior Note
  6.900%                                          04/01/2029           500,000                581,446
Federated Department Stores, Inc., Senior Note
  6.300%                                          04/01/2009           253,000                268,880

                     Coupon                         Maturity
                      Rate                            Date             Face                     Value
---------------------------------------------------------------------------------------------------------------
Fred Meyer, Inc., Note
  7.450%                                          03/01/2008       $   750,000         $      807,246
Limited Brands, Note
  5.250%                                          11/01/2014           250,000                242,019
May Department Stores Company (The), Note
  7.900%                                          10/15/2007           250,000                267,183
May Department Stores Company (The), Note, 144A
  5.750%                                          07/15/2014   *       250,000                264,140
Target Corporation, Note
  7.000%                                          07/15/2031           350,000                450,942
Wal-Mart Stores, Inc., Note
  7.550%                                          02/15/2030           750,000              1,026,381
Wal-Mart Stores, Inc., Note
  4.125%                                          02/15/2011           250,000                249,045
                                                                                       --------------
                                                                                            4,952,596
                                                                                       --------------
Telecommunications--0.1%
Verizon Global Funding Corporation
  7.375%                                          09/01/2012         1,000,000              1,170,154
                                                                                       --------------

Telephone Systems--1.5%
Alltel Corporation, Senior Note
  7.000%                                          07/01/2012           250,000                285,517
America Movil SA de CV, Guaranteed Senior
  Note (Mexico)
  5.500%                                          03/01/2014           100,000                100,242
AT&T Wireless Services, Inc., Senior Note
  8.750%                                          03/01/2031           250,000                351,492
AT&T Wireless Services, Inc., Senior Note
  7.875%                                          03/01/2011           750,000                872,637
Bellsouth Capital Funding Corporation, Note
  7.875%                                          02/15/2030           500,000                647,357
BellSouth Corporation, Note
  6.875%                                          10/15/2031           350,000                415,658
BellSouth Corporation, Note
  6.000%                                          10/15/2011           250,000                270,439
British Telecommunications PLC, Note
  (United Kingdom)
  8.875%                                          12/15/2030           150,000                212,397
British Telecommunications PLC, Note
  (United Kingdom)
  8.375%                                          12/15/2010           500,000                592,655
Deutsche Telekom International Finance BV,
  Guaranteed Note (Netherlands)
  8.750%                                          06/15/2030           750,000              1,018,638
Deutsche Telekom International Finance BV, Note
  (Netherlands)
  8.500%                                          06/15/2010           700,000                812,095
France Telecom SA, Global Step Note (France)
  8.500%                                          03/01/2031           500,000                699,288
France Telecom SA, Global Step Note (France)
  7.750%                                          03/01/2011   +       100,000                116,183
GTE Corporation, Note
  7.510%                                          04/01/2009           200,000                220,854
Royal KPN NV, Note (Netherlands)
  8.000%                                          10/01/2010           350,000                405,713
SBC Communications, Inc., Global Note
  6.150%                                          09/15/2034           500,000                543,530
SBC Communications, Inc., Global Note
  5.100%                                          09/15/2014           500,000                512,165
Sprint Capital Corporation, Note
  8.375%                                          03/15/2012           850,000              1,023,748
Sprint Capital Corporation, Note
  6.875%                                          11/15/2028           350,000                403,001
Sprint Capital Corporation, Note
  6.125%                                          11/15/2008           500,000                527,149

                See accompanying notes to financial statements.
                                                                             153

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

    Coupon        Maturity
     Rate           Date              Face                    Value
----------------------------------------------------------------------------
CORPORATE OBLIGATIONS--(Continued)
----------------------------------------------------------------------------
Telecom Italia Capital SA, Guaranteed Senior Note,
  144A (Luxembourg)
  6.000%        09/30/2034   *   $   250,000         $      256,118
Telecom Italia Capital SA,
  Series B, Senior Note (Luxembourg)
  5.250%        11/15/2013           350,000                355,919
Telefonica Europe BV (Netherlands)
  8.250%        09/15/2030           350,000                489,872
TELUS Corporation, Note (Canada)
  7.500%        06/01/2007           500,000                529,186
Verizon Global Funding Corporation, Note
  7.750%        12/01/2030           750,000                971,507
Verizon Pennsylvania, Inc., Note, Class A
  5.650%        11/15/2011           350,000                365,743
Verizon Virginia, Inc., Note
  4.625%        03/15/2013           250,000                246,424
Verizon Wireless Capital LLC, Note
  5.375%        12/15/2006           350,000                356,815
Vodafone Group PLC, Note (United Kingdom)
  7.875%        02/15/2030           250,000                336,042
Vodafone Group PLC, Note (United Kingdom)
  7.750%        02/15/2010           550,000                628,599
                                                     --------------
                                                         14,566,983
                                                     --------------
Transportation--0.4%
Burlington Northern Santa Fe Corporation, Note
  7.125%        12/15/2010           750,000                846,632
Canadian National Railway Company, Note (Canada)
  6.450%        07/15/2006           600,000                613,597
CSX Corp., Note
  6.750%        03/15/2011           300,000                331,584
Norfolk Southern Corporation, Note
  7.700%        05/15/2017           350,000                437,860
Norfolk Southern Corporation., Note
  7.050%        05/01/2037           500,000                625,228
Union Pacific Corporation, Note, (MTN), (FRN)
  6.790%        11/09/2007           750,000                794,084
Union Pacific Corporation., Note
  6.625%        02/01/2029           250,000                293,625
                                                     --------------
                                                          3,942,610
                                                     --------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $196,219,604)                                    202,821,731
                                                     --------------

----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--45.6%
----------------------------------------------------------------------------
U.S. Goverment Agencies and
Mortgage Backed--45.6%
Federal Home Loan Bank
  6.750%        08/15/2007           700,000                741,390
  6.090%        06/02/2006         1,500,000              1,531,561
  5.945%        07/28/2008         2,000,000              2,121,972
  5.750%        05/15/2012         1,100,000              1,206,996
  5.250%        06/18/2014         5,500,000              5,914,271
  4.000%        03/10/2008           500,000                500,469
  2.950%        09/14/2006           300,000                297,109
  2.875%        09/15/2006         3,500,000              3,463,229
  2.750%        12/15/2006-
                03/14/2008         7,250,000              7,101,219
  2.625%        10/16/2006-
                02/16/2007         9,300,000              9,141,066

    Coupon        Maturity
     Rate           Date             Face                     Value
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  7.500%        06/01/2027-
                10/01/2029       $ 1,125,610         $    1,207,925
  7.000%        02/01/2016-
                11/01/2033         2,822,910              2,974,567
  6.875%        09/15/2010         5,000,000              5,665,220
  6.750%        09/15/2029           770,000              1,014,886
  6.500%        05/01/2008-
                06/01/2034        13,102,287             13,613,724
  6.250%        07/15/2032           500,000                630,082
  6.000%        11/01/2016-
                12/01/2033        17,280,652             17,766,137
  5.750%        04/15/2008-
                01/15/2012         4,650,000              5,007,010
  5.500%        07/15/2006-
                01/01/2035        43,535,288             44,312,504
  5.200%        03/05/2019           200,000                203,219
  5.125%        07/15/2012         2,000,000              2,120,000
  5.000%        01/30/2014-
                11/01/2034        38,534,650             38,722,549
  4.750%        12/08/2010-
                10/11/2012         1,500,000              1,500,955
  4.500%        07/01/2011-
                11/01/2034        23,378,783             23,232,936
  4.125%        09/01/2009-
                02/24/2011         1,000,000                993,370
  4.000%        04/01/2009-
                05/01/2019         4,273,616              4,196,528
  3.500%        09/15/2007-
                05/01/2011         8,442,913              8,391,507
  3.300%        09/14/2007           300,000                296,879
  3.250%        11/02/2007           500,000                492,976
  3.000%        09/29/2006           600,000                593,105
  2.875%        05/15/2007         6,000,000              5,903,118
  2.850%        02/23/2007         1,000,000                983,325
  2.400%        03/29/2007         1,000,000                976,968
Federal Home Loan Mortgage Corporation TBA
  5.000%        07/01/2034         2,400,000              2,400,000
Federal National Mortgage Association
  7.500%        06/01/2030-
                07/01/2031           108,472                115,982
  7.250%        01/15/2010         2,800,000              3,178,143
  7.000%        03/01/2030-
                10/01/2034         3,236,941              3,415,158
  6.625%        09/15/2009         2,000,000              2,203,750
  6.500%        02/01/2017-
                11/01/2033         9,773,522             10,137,030
  6.375%        06/15/2009           394,000                429,064
  6.250%        05/15/2029         2,900,000              3,600,936
  6.000%        05/15/2011-
                06/01/2035        21,564,846             22,263,897
  5.500%        03/15/2011-
                05/01/2035        52,757,310             53,701,337
  5.250%        01/15/2009         3,700,000              3,863,958
  5.000%        03/01/2018-
                07/01/2035        48,224,642             48,478,693
  4.750%        02/21/2013           600,000                600,300
  4.625%        10/15/2013         5,800,000              5,975,450
  4.500%        08/01/2011-
                05/01/2035        15,922,970             15,803,508
  4.375%        07/17/2013           600,000                592,455
  4.125%        04/15/2014         3,000,000              2,981,640
  4.000%        07/01/2011-
                11/01/2019         6,357,854              6,241,615
  3.500%        01/28/2008           550,000                544,497
  3.410%        08/30/2007         1,500,000              1,483,998
  3.250%        01/15/2008         3,500,000              3,453,916
  3.000%        03/02/2007         1,000,000                987,333

154
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

                     Coupon                        Maturity
                      Rate                           Date               Face                     Value
----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--
(Continued)
----------------------------------------------------------------------------------------------------------------
    2.625%                                         01/19/2007       $ 1,000,000         $      982,668
    0.000%                                         06/01/2017         1,000,000                585,712
Federal National Mortgage Association TBA
    5.500%                                         07/01/2034         3,500,000              3,548,125
Financing Corporation, Note
    9.650%                                         11/02/2018           500,000                757,239
    8.600%                                         09/26/2019           500,000                712,577
Government National Mortgage Association
    7.500%                                         12/15/2029-
                                                   05/15/2032         1,742,098              1,867,717
    7.000%                                         09/15/2031         1,257,484              1,332,479
    6.500%                                         03/15/2026-
                                                   10/15/2032         3,935,936              4,117,195
    6.000%                                         02/15/2033-
                                                   11/15/2034         7,145,190              7,377,689
    5.500%                                         05/15/2033-
                                                   11/15/2034        12,966,791             13,260,486
    5.000%                                         05/15/2033-
                                                   03/15/2035         4,567,027              4,609,791
Tennessee Valley Authority
    6.250%                                         12/15/2017         1,200,000              1,412,310
                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
 (Cost $444,304,423)                                                                       445,835,420
                                                                                        --------------

----------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--24.9%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds--8.8%
U.S. Treasury Bond
   13.875%                                         05/15/2011           600,000                652,828
   13.250%                                         05/15/2014           850,000              1,139,233
   12.750%                                         11/15/2010   +       200,000                206,953
   11.750%                                         11/15/2014           500,000                659,805
   11.250%                                         02/15/2015           500,000                789,434
   10.375%                                         11/15/2012   +       300,000                345,152
    9.875%                                         11/15/2015         2,600,000              3,886,797
    9.250%                                         02/15/2016         3,700,000              5,361,822
    9.125%                                         05/15/2018         1,000,000              1,496,290
    8.875%                                         08/15/2017         4,000,000              5,813,592
    8.750%                                         05/15/2017         1,100,000              1,579,746
    8.125%                                         08/15/2019   +     4,830,000              6,845,772
    8.000%                                         11/15/2021         4,150,000              5,981,026
    7.875%                                         02/15/2021         3,000,000              4,247,463
    7.625%                                         02/15/2025         2,700,000              3,890,743
    7.500%                                         11/15/2024         2,350,000              3,339,571
    7.250%                                         05/15/2016-
                                                   08/15/2022         5,100,000              6,672,664
    7.125%                                         02/15/2023         2,050,000              2,771,024
    6.500%                                         11/15/2026   +     3,150,000              4,118,997
    6.250%                                         05/15/2030   +     3,260,000              4,247,298
    6.125%                                         11/15/2027   +     1,600,000              2,021,126
    6.000%                                         02/15/2026         3,000,000              3,697,266
    5.750%                                         08/15/2010         2,460,000              2,689,378
    5.375%                                         02/15/2031   +     1,641,000              1,936,894
    5.250%                                         02/15/2029         2,600,000              2,974,462
    5.000%                                         08/15/2011   +     4,500,000              4,799,007
    2.375%                                         08/15/2006         3,750,000              3,702,247
                                                                                        --------------
                                                                                            85,866,590
                                                                                        --------------

                     Coupon                          Maturity
                      Rate                             Date              Face                   Value
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes--16.1%
U.S. Treasury Note
    7.000%                                         07/15/2006       $ 6,400,000         $    6,623,750
    6.125%                                         08/15/2007   +     2,350,000              2,468,785
    6.000%                                         08/15/2009         9,400,000             10,216,258
    5.625%                                         05/15/2008         4,800,000              5,054,626
    5.500%                                         02/15/2008-
                                                   05/15/2009         5,000,000              5,291,135
    5.000%                                         02/15/2011   +     3,000,000              3,188,322
    4.875%                                         02/15/2012   +     2,095,000              2,225,611
    4.750%                                         11/15/2008         9,100,000              9,404,286
    4.375%                                         05/15/2007         5,200,000              5,270,892
    4.250%                                         08/15/2013-
                                                   11/15/2014        10,950,000             11,217,808
    4.000%                                         03/15/2010-
                                                   02/15/2015   +    18,950,000             19,142,822
    3.875%                                         02/15/2013   +     1,060,000              1,061,615
    3.750%                                         05/15/2008         2,400,000              2,405,251
    3.625%                                         07/15/2009-
                                                   05/15/2013   +     4,910,000              4,858,427
    3.500%                                         11/15/2006-
                                                   12/15/2009        17,370,000             17,289,819
    3.375%                                         02/28/2007-
                                                   12/15/2008         4,700,000              4,666,749
    3.125%                                         01/31/2007-
                                                   04/15/2009        11,720,000             11,572,111
    3.000%                                         12/31/2006-
                                                   11/15/2007   +    11,300,000             11,163,416
    2.750%                                         08/15/2007   +     5,100,000              5,007,568
    2.625%                                         11/15/2006-
                                                   05/15/2008   +     8,500,000              8,337,994
    2.500%                                         09/30/2006-
                                                   10/31/2006        11,000,000             10,851,724
                                                                                        --------------
                                                                                           157,318,969
                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $239,204,109)                                                                       243,185,559
                                                                                        --------------

----------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--0.3%
----------------------------------------------------------------------------------------------------------------
Financial Services--0.3%
Illinois State (Illinois)
    5.100%                                         06/01/2033         1,100,000              1,146,860
New Jersey Economic Development Authority
  (New Jersey)
    7.425%                                         02/15/2029           500,000                669,780
New Jersey State Turnpike Authority (New Jersey)
    4.252%                                         01/01/2016           550,000                545,039
Oregon State (Oregon)
    5.762%                                         06/01/2023           200,000                223,800
                                                                                        --------------
TOTAL MUNICIPAL OBLIGATIONS
 (Cost $2,330,924)                                                                           2,585,479
                                                                                        --------------

----------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--2.0%
----------------------------------------------------------------------------------------------------------------
Government Issued--2.0%
British Columbia (Province of) (Canada)
    6.500%                                         01/15/2026           150,000                188,891
Canadian Government (Canada)
    5.250%                                         11/05/2008           250,000                261,809
Hydro Quebec (Canada)
    6.300%                                         05/11/2011           350,000                387,218
Hydro-Quebec (Canada)
    8.050%                                         07/07/2024           500,000                711,043
Italian Republic (Italy)
    6.875%                                         09/27/2023           250,000                316,624

                See accompanying notes to financial statements.
                                                                             155

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

Coupon                                              Maturity
 Rate                                                 Date                 Face                  Value
----------------------------------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS--(Continued)
----------------------------------------------------------------------------------------------------------------
Italian Republic (Italy)
  6.000%                                           02/22/2011       $ 1,550,000         $    1,700,910
Italian Republic (Italy)
  5.375%                                           06/15/2033           500,000                542,828
Italian Republic (Italy)
  4.375%                                           10/25/2006           750,000                755,242
Italian Republic (Italy)
  3.750%                                           12/14/2007           500,000                498,273
Italian Republic (Italy)
  3.250%                                           05/15/2009           500,000                488,499
Italian Republic (Italy)
  2.750%                                           12/15/2006           500,000                492,324
Malaysia Government (Malaysia)
  8.750%                                           06/01/2009           500,000                580,256
Malaysia Government (Malaysia)
  7.500%                                           07/15/2011           250,000                291,745
Manitoba Province (Cayman Islands)
  4.250%                                           11/20/2006           750,000                754,503
New Brunswick Province (Canada)
  3.500%                                           10/23/2007           150,000                148,464
Nova Scotia Province (Canada)
  5.750%                                           02/27/2012           350,000                381,794
Ontario Province (Canada)
  5.500%                                           10/01/2008           550,000                577,381
Ontario Province (Canada)
  3.625%                                           10/21/2009           250,000                246,355
Ontario Province (Canada)
  3.282%                                           03/28/2008           250,000                245,003
Ontario Province (Canada)
  2.650%                                           12/15/2006         1,000,000                984,084
People's Republic of China (China)
  4.750%                                           10/29/2013           250,000                253,517
Quebec Province (Canada)
  6.125%                                           01/22/2011           850,000                929,418
Quebec Province (Canada)
  5.750%                                           02/15/2009           850,000                898,983
Region of Lombardy (Italy)
  5.804%                                           10/25/2032           100,000                114,445
Republic of Chile (Chile)
  5.500%                                           01/15/2013           150,000                159,915
Republic of Finland (Finland)
  6.950%                                           02/15/2026           150,000                194,373
Republic of Korea (South Korea)
  8.875%                                           04/15/2008           250,000                281,580
Republic of Poland (Poland)
  5.250%                                           01/15/2014           200,000                211,400
Republic of South Africa (South Africa)
  7.375%                                           04/25/2012           250,000                288,125
Saskatchewan Province (Canada)
  7.375%                                           07/15/2013           230,000                280,028
State of Israel (Israel)
  5.125%                                           03/01/2014           250,000                258,761
United Mexican States (Mexico)
  9.875%                                           01/15/2007           150,000                163,763
United Mexican States (Mexico)
  8.625%                                           03/12/2008         1,000,000              1,110,000
United Mexican States (Mexico)
  8.375%                                           01/14/2011           500,000                583,250
United Mexican States (Mexico)
  8.300%                                           08/15/2031           500,000                623,750
United Mexican States (Mexico)
  8.125%                                           12/30/2019           750,000                922,500

Coupon                                              Maturity
 Rate                                                 Date                 Face                  Value
----------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)
  7.500%                                           04/08/2033       $   400,000         $      460,000
United Mexican States (Mexico)
  6.375%                                           01/16/2013         1,150,000              1,237,400
                                                                                        --------------
TOTAL SOVEREIGN DEBT OBLIGATIONS
 (Cost $18,840,590)                                                                         19,524,454
                                                                                        --------------

----------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--5.4%
----------------------------------------------------------------------------------------------------------------
Airlines--0.1%
American Airlines, Inc.,
  Series 1999-1, Class A2
  7.024%                                           10/15/2009           157,000                162,337
Continental Airlines, Inc.,
  Series 1998-1, Class 1A
  6.648%                                           09/15/2017           621,607                613,775
                                                                                        --------------
                                                                                               776,112
                                                                                        --------------
Banking--4.8%
AmeriCredit Automobile Receivables Trust,
  Series 2003-D-M, Class A-4
  2.840%                                           08/06/2010         1,000,000                985,577
Banc of America Commercial Mortgage, Inc.,
  Series 2002-2, Class A3
  5.118%                                           07/11/2043           500,000                519,480
Banc of America Commercial Mortgage, Inc.,
  Series 2004-2, Class A3
  4.050%                                           11/10/2038         3,000,000              2,959,483
Banc of America Commercial Mortgage, Inc.,
  Series 2004-6, Class A5
  4.811%                                           12/10/2042           500,000                508,632
Bank One Issuance Trust,
  Series 2003-A7, Class A7
  3.350%                                           03/15/2011         1,500,000              1,473,646
Capital One Auto Finance Trust,
  Series 2020-B, Class A3A
  2.710%                                           10/16/2006            87,537                 87,561
Capital One Master Trust,
  Series 2001-8, Class A
  4.600%                                           08/17/2009           400,000                403,250
Citibank Credit Card Issuance Trust,
  Series 2001-A6, Class A6
  5.650%                                           06/16/2008         1,975,000              2,007,758
Citibank Credit Card Master Trust I,
  Series 1999-2, Class A
  5.875%                                           03/10/2011         1,500,000              1,592,814
CS First Boston Mortgage Securities Corporation,
  Series 2003-C5, Class A2
  3.808%                                           12/15/2036         1,000,000                988,101
First Union National Bank Commercial Mortgage,
  Series 2001-C3, Class A2
  6.180%                                           08/15/2033         1,200,000              1,257,224
GE Capital Commercial Mortgage Corporation,
  Series 2001-A, Class A2
  6.531%                                           05/15/2033         3,500,000              3,872,144
GE Capital Commercial Mortgage Corporation,
  Series 2004-C1, Class A2
  3.915%                                           11/10/2038         1,000,000                986,856
GMAC Commercial Mortgage Securities, Inc.,
  Series 2000-C1, Class A2
  7.724%                                           12/15/2009         1,707,000              1,922,993
Honda Auto Receivables Owner Trust,
  Series 2004-1, Class A4
  3.060%                                           10/21/2009         1,000,000                983,438
Household Auto Receivables Trust,
  Series 2002-3, Class A4A
  3.440%                                           05/18/2009         2,000,000              1,991,614

156
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

Coupon                                              Maturity
 Rate                                                 Date                 Face                   Value
----------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES--(Continued)
-----------------------------------------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage
  Securities Corporation,
  Series 2004-CB9, Class A4
  5.563%                                           06/12/2041        $   750,000         $      803,064
LB Commercial Mortgage Trust,
  Series 1991-C1, Class A2
  6.780%                                           06/15/2031          6,000,000              6,492,497
LB-UBS Commercial Mortgage Trust,
  Series 2003-C8, Class A2
  4.207%                                           11/15/2027          1,000,000                999,800
LB-UBS Commercial Mortgage Trust,
  Series 2004-C7, Class A6
  4.786%                                           10/15/2029          1,000,000              1,013,837
MBNA Master Credit Card Trust,
  Series 1999-B, Class A
  5.900%                                           08/15/2011            825,000                878,079
Merrill Lynch Mortgage Trust,
  Series 2002-MW1, Class A3
  5.403%                                           07/12/2034            500,000                523,041
Morgan Stanley Capital I,
  Series 1997-C1, Class B
  7.690%                                           02/15/2020          1,000,000              1,034,095
Morgan Stanley Capital I,
  Series 2004-HQ3, Class A4
  4.800%                                           01/13/2041            750,000                764,223
Morgan Stanley Capital I,
  Series 2004-T13, Class A2
  3.940%                                           09/13/2045          1,000,000                985,760
Morgan Stanley Capital I,
  Series 2004-T15, Class A2
  4.690%                                           06/13/2041            500,000                507,077
Mortgage Capital Funding, Inc.,
  Series 1998-MC2, Class A2
  6.423%                                           06/18/2030            601,303                632,590
Wachovia Bank Commercial Mortgage Trust,
  Series 2002-C2, Class A3
  4.440%                                           11/15/2034          3,000,000              3,013,604
Wachovia Bank Commercial Mortgage Trust,
  Series 2003-C5, Class A2
  3.989%                                           06/15/2035            750,000                727,085
Wachovia Bank Commercial Mortgage Trust,
  Series 2003-C9, Class A4
  5.012%                                           12/15/2035            750,000                773,659
Wachovia Bank Commercial Mortgage Trust,
  Series 2004-C11, Class A5
  5.215%                                           01/15/2041            500,000                523,718
Wachovia Bank Commercial Mortgage Trust,
  Series 2004-C12, Class A4
  5.236%                                           08/15/2041            750,000                789,716
WFS Financial Owner Trust,
  Series 2003-3, Class A4
  3.250%                                           05/20/2011            900,000                891,111
WFS Financial Owner Trust,
  Series 2004-4, Class A4
  3.440%                                           05/17/2012          2,750,000              2,716,789
                                                                                         --------------
                                                                                             46,610,316
                                                                                         --------------
Electric Utilities--0.3%
Detroit Edison Securitization Funding LLC,
  Series 2001-1, Class A6
  6.620%                                           03/01/2016          2,700,000              3,127,811
                                                                                         --------------

Coupon                                              Maturity
 Rate                                                 Date                  Face                  Value
----------------------------------------------------------------------------------------------------------------
Financial Services--0.2%
CS First Boston Mortgage Securities Corporation,
  Series 1998-C2, Class A2
  6.300%                                           11/11/2030        $   407,000         $      432,777
LB-UBS Commercial Mortgage Trust,
  Series 2002-C4, Class A5
  4.853%                                           09/15/2031          1,500,000              1,535,789
                                                                                         --------------
                                                                                              1,968,566
                                                                                         --------------
TOTAL ASSET BACKED SECURITIES
 (Cost $52,394,096)                                                                          52,482,805
                                                                                         --------------

-----------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--8.6%
-----------------------------------------------------------------------------------------------------------------
Institutional Money Market Funds--0.9%
American Beacon Funds
  3.182%                                           07/01/2005   ++     2,778,216              2,778,216
BGI Institutional Fund
  3.245%                                           07/01/2005   ++     4,470,184              4,470,184
Merrimac Cash Fund-Premium Class
  3.037%                                           07/01/2005   ++     1,543,928              1,543,928
                                                                                         --------------
                                                                                              8,792,328
                                                                                         --------------
Bank & Certificate Deposits/
Offshore Time Deposits--6.8%
ABN AMRO Bank NV
  3.250%                                           08/05/2005   ++       617,573                617,573
Bank of Montreal
  3.010%                                           07/01/2005   ++     1,158,724              1,158,724
Bank of Nova Scotia
  3.300%                                           07/29/2005   ++     1,852,713              1,852,713
Bank of Nova Scotia
  3.160%                                           07/15/2005   ++     3,952,455              3,952,455
Bank of Nova Scotia
  3.110%                                           07/11/2005   ++     1,927,455              1,927,455
Barclays
  3.250%                                           07/26/2005   ++       738,514                738,514
BNP Paribas
  3.000%                                           07/01/2005   ++     1,852,713              1,852,713
Calyon
  3.250%                                           08/04/2005   ++     3,087,856              3,087,856
Canadian Imperial Bank of Commerce
  3.402%                                           11/04/2005   ++     1,922,713              1,922,713
Citigroup
  3.085%                                           07/22/2005   ++     3,087,856              3,087,856
Clipper Receivables Corporation
  3.188%                                           07/14/2005   ++       240,203                240,203
Compass Securitization
  3.157%                                           07/11/2005   ++       271,784                271,784
Credit Suisse First Boston Corporation
  3.200%                                           07/18/2005   ++     1,163,132              1,163,132
Credit Suisse First Boston Corporation
  3.160%                                           07/13/2005   ++     1,543,928              1,543,928
Dexia Group
  3.240%                                           07/21/2005   ++     1,235,142              1,235,142
Fairway Finance
  3.270%                                           07/28/2005   ++     1,436,399              1,436,399
Falcon Asset Securitization Corporation
  3.168%                                           07/12/2005   ++       553,855                553,855
First Tennessee National Corporation
  3.220%                                           08/09/2005   ++       339,664                339,664
Fortis Bank
  3.260%                                           07/07/2005   ++     1,812,516              1,812,516
Fortis Bank
  3.250%                                           07/25/2005   ++     1,969,978              1,969,978
Fortis Bank
  3.250%                                           08/04/2005   ++       308,786                308,786

                See accompanying notes to financial statements.
                                                                            157

June 30, 2005 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint Core
Bond Index Fund
--------------------------------------------------------------------------------

Coupon                                          Maturity
 Rate                                             Date                  Face                 Value
-------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-------------------------------------------------------------------------------------------------------------
General Electric Capital Corporation
  3.252%                                       07/06/2005   ++   $ 1,590,412         $   1,590,412
Grampian Funding LLC
  3.284%                                       07/13/2005   ++       617,571               617,571
Greyhawk Funding
  3.262%                                       08/01/2005   ++     1,408,984             1,408,984
HBOS Halifax Bank of Scotland
  3.150%                                       08/08/2005   ++       308,786               308,786
HSBC Banking/Holdings PLC
  3.250%                                       08/05/2005   ++       926,357               926,357
Jupiter Securitization Corporation
  3.261%                                       07/27/2005   ++       527,663               527,663
Lexington Parker Cap Company
  3.258%                                       07/19/2005   ++       723,644               723,644
Morgan Stanley Dean Witter & Company
  3.518%                                       12/07/2005   ++     2,161,499             2,161,499
Morgan Stanley Dean Witter & Company
  3.507%                                       12/09/2005   ++       741,085               741,085
National Australia Bank
  3.375%                                       07/01/2005   ++     2,470,285             2,470,285
National Australia Bank
  3.260%                                       07/06/2005   ++     1,235,142             1,235,142
Nordea Bank Finland PLC (NY Branch)
  3.240%                                       08/03/2005   ++     1,235,142             1,235,142
Park Avenue Receivables Corporation
  3.304%                                       07/14/2005   ++       617,571               617,571
Park Avenue Receivables Corporation
  3.229%                                       07/20/2005   ++       617,571               617,571
Prefco
  3.260%                                       07/26/2005   ++       717,198               717,198
Rabobank Nederland
  3.350%                                       07/01/2005   ++     1,543,928             1,543,928
Rabobank Nederland
  3.250%                                       08/08/2005   ++     1,235,142             1,235,142
Ranger Funding
  3.263%                                       07/07/2005   ++     1,235,142             1,235,142
Royal Bank of Canada
  3.250%                                       07/07/2005   ++     1,389,535             1,389,535
Royal Bank of Scotland
  3.310%                                       08/09/2005   ++     1,852,713             1,852,713
Royal Bank of Scotland
  3.290%                                       07/12/2005   ++     2,470,285             2,470,285
Sheffield Receivables Corporation
  3.335%                                       07/15/2005   ++       617,571               617,571
Societe Generale
  3.200%                                       08/08/2005   ++     1,235,142             1,235,142
The Bank of the West
  3.270%                                       07/27/2005   ++       308,786               308,786
Toronto Dominion Bank
  3.250%                                       08/02/2005   ++     1,235,142             1,235,142
UBS AG
  3.250%                                       08/09/2005   ++     1,852,713             1,852,713
Wells Fargo
  3.270%                                       07/21/2005   ++     1,852,713             1,852,713
Wells Fargo
  3.270%                                       08/01/2005   ++     1,235,142             1,235,142
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++     1,543,928             1,543,928
                                                                                     --------------
                                                                                        66,580,751
                                                                                     --------------

Coupon                                          Maturity
 Rate                                             Date                  Face                 Value
-------------------------------------------------------------------------------------------------------------
Floating Rate Instruments/Master Notes--0.9%
Bank of America
  3.270%                                       07/18/2005   ++   $   617,571         $     617,571
Bank of America
  3.270%                                       08/30/2005   ++     2,173,850             2,173,850
Bank of America
  3.030%                                       07/05/2005   ++     1,134,675             1,134,675
Credit Suisse First Boston Corporation
  3.435%                                       03/10/2006   ++     1,235,142             1,235,142
Credit Suisse First Boston Corporation
  3.154%                                       09/09/2005   ++       617,571               617,571
Goldman Sachs Group Inc.
  3.320%                                       07/27/2005   ++     1,235,142             1,235,142
Goldman Sachs Group Inc.
  3.320%                                       12/28/2005   ++     2,154,692             2,154,692
                                                                                     --------------
                                                                                         9,168,643
                                                                                     --------------
TOTAL CASH EQUIVALENTS
 (Cost $84,541,722)                                                                     84,541,722
                                                                                     --------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------------
IBT Repurchase
  Agreement dated
  6/30/05 due 7/01/05,
  with a maturity value
  of $17,901,425 and an
  effective yield of 2.40%
  collateralized by U.S.
  Government Agency
  Obligations with rates
  ranging from 3.770%
  to 4.000%, maturity
  dates ranging from
  03/15/2032 to
  08/20/2034 and an
  aggregate market
  value of $18,795,243.                                           17,900,232            17,900,232
                                                                                     --------------
TOTAL INVESTMENTS--109.4%
 (Cost $1,055,735,700)                                                               1,068,877,402
Other assets less liabilities--(9.4%)                                                  (91,467,782)
                                                                                     --------------
NET ASSETS--100.0%                                                                   $ 977,409,620
                                                                                     ==============

Notes to the Schedule of Investments:
FRN  Floating Rate Note
MTN  Medium Term Note
REIT Real Estate Investment Trust
+    Denotes all or a portion of security on loan.
++   Represents collateral received from securities lending transactions.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. 144A securities represent 0.09% of Total Investments.


158          See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)

--------------------------------------------------------------------------------
Vantagepoint 500 Stock
Index Fund
--------------------------------------------------------------------------------

                                              Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------
Advertising--0.2%
Interpublic Group, Inc.                 *     13,428          $    163,553
Monster Worldwide, Inc.                 *      3,572               102,445
Omnicom Group                                  5,767               460,553
                                                              ------------
                                                                   726,551
                                                              ------------
Aerospace & Defense--1.5%
Goodrich Corporation                           3,725               152,576
Boeing Company (The)                          26,119             1,723,854
General Dynamics Corporation                   6,261               685,830
Honeywell International, Inc.                 26,409               967,362
Lockheed Martin Corporation                   12,668               821,773
Northrop Grumman
  Corporation                                 11,198               618,690
Textron, Inc.                           +      4,227               320,618
                                                              ------------
                                                                 5,290,703
                                                              ------------
Airlines--0.1%
Delta Airlines, Inc.                    *+     3,912                14,709
Southwest Airlines Company                    23,249               323,859
                                                              ------------
                                                                   338,568
                                                              ------------
Apparel Retailers--0.5%
Gap, Inc. (The)                               24,504               483,954
Kohl's Corporation                      *     10,070               563,014
Ltd. Brands                                   12,363               264,815
Nordstrom, Inc.                                3,978               270,385
                                                              ------------
                                                                 1,582,168
                                                              ------------
Automotive--0.9%
Autonation, Inc.                        *      7,126               146,226
Dana Corporation                               4,708                70,667
Delphi Corporation                            17,845                82,979
Ford Motor Company                            57,278               586,527
General Motors Corporation              +     17,657               600,338
Genuine Parts Company                          5,410               222,297
Goodyear Tire & Rubber
  Company (The)                         *+     5,556                82,784
Harley-Davidson, Inc.                          9,104               451,558
ITT Industries, Inc.                           2,921               285,177
Navistar International
  Corporation                           *      2,176                69,632
Paccar, Inc.                                   5,372               365,296
Visteon Corporation                     +      4,143                24,982
                                                              ------------
                                                                 2,988,463
                                                              ------------
Banking--11.5%
American Express Company                      36,516             1,943,747
AmSouth Bancorp                               11,018               286,468
BB&T Corporation                              17,208               687,804
Bank of America Corporation                  126,892             5,787,544
Bank of New York Company,
  Inc. (The)                                  24,567               707,038
Capital One Financial
  Corporation                           +      7,801               624,158
CIT Group, Inc.                                6,457               277,457
Citigroup, Inc.                         ++   163,516             7,559,345
Comerica, Inc.                                 5,263               304,201
Compass Bancshares, Inc.                       4,000               180,000
Fifth Third Bancorp                           16,412               676,339
First Horizon National
  Corporation                                  3,674               155,043
Golden West Financial
  Corporation                                  8,911               573,690
Huntington Bancshares, Inc.             +      7,147               172,529

                                              Shares                 Value
--------------------------------------------------------------------------------
JP Morgan Chase &
  Company                                    111,361          $  3,933,271
KeyCorp                                       12,773               423,425
M&T Bank Corporation                    +      3,021               317,688
MBNA Corporation                              40,322             1,054,824
Marshall & IIsley Corporation                  6,557               291,459
Mellon Financial Corporation                  13,012               373,314
National City Corporation                     18,751               639,784
North Fork Bancorp, Inc.                      14,553               408,794
Northern Trust Corporation                     6,418               292,597
PNC Financial Services
  Group, Inc.                                  8,880               483,605
Providian Financial
  Corporation                           *      9,193               162,073
Regions Financial
  Corporation                                 14,562               493,361
SLM Corporation                               13,476               684,581
Sovereign Bancorp, Inc.                 +     12,000               268,080
State Street Corporation                      10,482               505,756
Suntrust Banks, Inc.                          10,517               759,748
Synovus Financial
  Corporation                           +      9,554               273,913
U.S. Bancorp                                  57,665             1,683,818
Wachovia Corporation                          49,383             2,449,397
Washington Mutual, Inc.                 +     27,134             1,104,082
Wells Fargo & Company                         53,137             3,272,176
Zions Bancorp                                  2,846               209,266
                                                              ------------
                                                                40,020,375
                                                              ------------
Beverages, Food & Tobacco--5.0%
Altria Group, Inc.                            64,780             4,188,675
Anheuser-Busch
  Companies, Inc.                             24,142             1,104,496
Archer-Daniels-Midland
  Company                                     19,181               410,090
Brown-Forman Corporation
  Class B                                      2,844               171,948
Campbell Soup Company                   +     10,275               316,162
Coca-Cola Company (The)                       70,585             2,946,924
Coca-Cola Enterprises, Inc.                   11,130               244,971
ConAgra Foods, Inc.                           16,394               379,685
General Mills, Inc.                           11,522               539,114
H.J. Heinz Company                            10,943               387,601
Hershey Foods
  Corporation                           +      6,750               419,175
Kellogg Company                               11,075               492,173
McCormick & Company, Inc.                      4,395               143,629
Molson Coors Brewing
  Company--Class B                             2,553               158,286
Pepsi Bottling Group, Inc.                     5,996               171,546
Pepsico, Inc.                                 52,282             2,819,568
Reynolds American, Inc.                 +      3,675               289,590
Safeway, Inc.                           +     13,907               314,159
Sara Lee Corporation                          24,524               485,820
Supervalu, Inc.                                4,247               138,495
Sysco Corporation                             19,736               714,246
UST, Inc.                               +      5,151               235,195
WM Wrigley Jr. Company                         6,031               415,174
                                                              ------------
                                                                17,486,722
                                                              ------------
Building Materials--1.2%
Home Depot, Inc.                              68,394             2,660,527
Louisiana-Pacific
  Corporation                           +      3,355                82,466
Lowe's Companies, Inc.                  +     24,022             1,398,561
Vulcan Materials Company                +      3,221               209,333
                                                              ------------
                                                                 4,350,887
                                                              ------------

                See accompanying notes to financial statements.
                                                                            159

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint 500 Stock
Index Fund
--------------------------------------------------------------------------------

                                                   Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Chemicals--1.5%
Air Products & Chemicals, Inc.                      7,096          $    427,889
Avery Dennison Corporation                          3,207               169,843
Cooper Tire & Rubber
  Company                                    +      2,340                43,454
Dow Chemical Company (The)                         29,656             1,320,582
Eastman Chemical
  Company                                    +      2,451               135,173
Ecolab, Inc.                                 +      6,738               218,042
EI Du Pont de Nemours &
  Company                                          31,010             1,333,740
Great Lakes Chemical
  Corporation                                       1,603                50,446
Hercules, Inc.                               *      3,515                49,737
International Flavors &
  Fragrances, Inc.                                  2,965               107,392
Monsanto Company                                    8,297               521,632
PPG Industries, Inc.                                5,381               337,712
Praxair, Inc.                                      10,096               470,474
                                                                   ------------
                                                                      5,186,116
                                                                   ------------
Commercial Services--1.1%
Allied Waste Industries, Inc.                *+     7,839                62,163
Apollo Group, Inc. Class A                   *      5,229               409,012
Cendant Corporation                                33,300               744,921
Cintas Corporation                           +      4,714               181,960
Convergys Corporation                        *      4,528                64,388
Equifax, Inc.                                       4,405               157,303
Fluor Corporation                                   2,599               149,676
H&R Block, Inc.                              +      5,116               298,519
Moody's Corporation                          +      8,658               389,264
Paychex, Inc.                                      11,222               365,164
Robert Half
  International, Inc.                        +      5,423               135,412
RR Donnelley & Sons
  Company                                           6,781               234,012
Ryder System, Inc.                                  2,030                74,298
Waste Management, Inc.                             17,915               507,711
                                                                   ------------
                                                                      3,773,803
                                                                   ------------
Communications--1.6%
ADC Telecommunications,
  Inc.                                       *      3,642                79,285
Andrew Corporation                           *+     4,865                62,077
Avaya, Inc.                                  *     15,417               128,269
Ciena Corporation                            *     15,008                31,367
Comverse Technology, Inc.                    *      6,104               144,360
Corning, Inc.                                *     43,710               726,460
L-3 Communications
  Holdings, Inc.                                    3,523               269,791
Lucent Technologies, Inc.                    *+   138,279               402,392
Motorola, Inc.                                     76,194             1,391,302
Network Appliance, Inc.                      *+    11,224               317,302
Qualcomm, Inc.                                     51,219             1,690,739
Scientific-Atlanta, Inc.                            4,807               159,929
Tellabs, Inc.                                *     16,529               143,802
                                                                   ------------
                                                                      5,547,075
                                                                   ------------
Computer Software & Processing--5.4%
Adobe Systems, Inc.                          +     15,358               439,546
Affiliated Computer
  Services, Inc. Class A                     *+     3,980               203,378
Autodesk, Inc.                                      7,066               242,858
Automatic Data
  Processing, Inc.                                 18,084               758,985

                                                   Shares                 Value
--------------------------------------------------------------------------------
BMC Software, Inc.                         *        7,266          $    130,425
Citrix Systems, Inc.                       *        5,196               112,545
Computer Associates
  International, Inc.                              16,796               461,554
Computer Sciences
  Corporation                              *        5,832               254,858
Compuware Corporation                      *       12,167                87,481
Electronic Arts, Inc.                      *+       9,718               550,136
Electronic Data Systems
  Corporation                                      16,012               308,231
First Data Corporation                             24,893               999,205
Fiserv, Inc.                               *        6,138               263,627
IMS Health, Inc.                                    7,482               185,329
Intuit, Inc.                               *        5,986               270,028
Mercury Interactive
  Corporation                              *        2,850               109,326
Microsoft Corporation                             316,615             7,864,717
NCR Corporation                            *        5,990               210,369
Novell, Inc.                               *+      11,821                73,290
Nvidia Corporation                         *+       5,134               137,180
Oracle Corporation                         *      139,798             1,845,334
Parametric Technology
  Corporation                              *        8,439                53,841
Siebel Systems, Inc.                               16,000               142,400
Sun Microsystems, Inc.                     *      107,403               400,613
Sungard Data Systems,
  Inc.                                     *        9,196               323,423
Symantec Corporation                       *       22,557               490,389
Unisys Corporation                         *       10,465                66,243
Veritas Software
  Corporation                              *       12,839               313,272
Yahoo!, Inc.                               *       40,550             1,405,057
                                                                   ------------
                                                                     18,703,640
                                                                   ------------
Computers & Information--5.1%
3M Company                                         24,040             1,738,092
Apple Computer, Inc.                       *       25,367               933,759
Cisco Systems, Inc.                        *      202,536             3,870,463
Dell, Inc.                                 *       77,102             3,046,300
EMC Corporation                            *       74,683             1,023,904
Gateway, Inc.                              *       10,279                33,921
Hewlett-Packard Company                            90,123             2,118,792
International Business
  Machines Corporation                             51,184             3,797,853
International Game
  Technology                                       10,862               305,765
Jabil Circuit, Inc.                        *        5,792               177,988
Lexmark International, Inc.                *        4,068               263,728
Pitney Bowes, Inc.                                  7,296               317,741
Solectron Corporation                      *       29,567               112,059
Symbol Technologies, Inc.                           7,303                72,081
                                                                   ------------
                                                                     17,812,446
                                                                   ------------
Containers & Packaging--0.1%
Ball Corporation                                    3,568               128,305
Sealed Air Corporation                     *        2,691               133,985
                                                                   ------------
                                                                        262,290
                                                                   ------------
Cosmetics & Personal Care--2.1%
Alberto Culver Company
  Class B                                           2,792               120,977
Avon Products, Inc.                                14,618               553,291
Clorox Company                                      4,896               272,805
Colgate-Palmolive Company                          16,300               813,533
Gillette Company (The)                             30,841             1,561,480
Procter & Gamble Company                           77,731             4,100,310
                                                                   ------------
                                                                      7,422,396
                                                                   ------------

160
                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint 500 Stock
Index Fund
--------------------------------------------------------------------------------

                                             Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Diversified--3.3%
General Electric Company                    331,426          $ 11,483,911
                                                             ------------
Electric Utilities--3.3%
AES Corporation (The)                  *     20,714               339,295
Allegheny Energy, Inc.                 *      5,424               136,793
Ameren Corporation                            6,000               331,800
American Electric Power
  Company, Inc.                              12,209               450,146
CMS Energy Corporation                 *+     7,199               108,417
Calpine Corporation                    *+    15,145                51,493
Centerpoint Energy, Inc.                      9,695               128,071
Cinergy Corporation                           6,127               274,612
Consolidated Edison, Inc.              +      7,439               348,443
Constellation Energy
  Group, Inc.                                 5,597               322,891
DTE Energy Company                     +      5,330               249,284
Dominion Resources, Inc.                     10,749               788,869
Duke Energy Corporation                +     29,336               872,159
Edison International                         10,318               418,395
Entergy Corporation                           6,583               497,346
Exelon Corporation                     +     20,645             1,059,708
FPL Group, Inc.                              12,346               519,273
FirstEnergy Corporation                      10,244               492,839
KeySpan Corporation                    +      5,636               229,385
NiSource, Inc.                                8,413               208,053
PG&E Corporation                             11,118               417,370
PPL Corporation                               5,914               351,173
Pinnacle West Capital
  Corporation                                 2,891               128,505
Progress Energy, Inc.                         7,759               351,017
Public Service Enterprise
  Group, Inc.                                 7,446               452,866
Sempra Energy                                 7,511               310,279
Southern Company (The)                       23,031               798,485
TXU Corporation                               7,581               629,905
TECO Energy, Inc.                      +      5,950               112,515
Xcel Energy, Inc.                      +     12,731               248,509
                                                             ------------
                                                               11,627,896
                                                             ------------
Electrical Equipment--0.3%
Cooper Industries Ltd. Class A                2,956               188,888
Emerson Electric Company                     13,125               822,019
                                                             ------------
                                                                1,010,907
                                                             ------------
Electronics--3.3%
Advanced Micro
  Devices, Inc.                        *     12,536               217,374
Agilent Technologies, Inc.             *+    13,639               313,970
Altera Corporation                     *+    11,395               225,849
American Power Conversion
  Corporation                                 5,418               127,811
Analog Devices, Inc.                   +     11,930               445,108
Applied Micro Circuits
  Corporation                          *      9,726                24,899
Broadcom Corporation
  Class A                              *      9,179               325,946
Freescale Semiconductor,
  Inc. Class B                         *     12,867               272,523
Intel Corporation                           195,017             5,082,143
JDS Uniphase Corporation               *     45,346                68,926
LSI Logic Corporation                  *     12,007               101,939
Linear Technology Corporation                 9,592               351,930
Maxim Integrated
  Products, Inc.                             10,205               389,933
Micron Technology, Inc.                *+    19,238               196,420

                                           Shares                 Value
--------------------------------------------------------------------------------
Molex, Inc.                          +      5,032          $    131,033
National Semiconductor
  Corporation                              11,338               249,776
Novellus Systems, Inc.                      4,373               108,057
PMC-Sierra, Inc.
                                     *      5,469                51,026
QLogic Corporation                   *      2,992                92,363
Raytheon Company                           14,179               554,682
Rockwell Collins, Inc.                      5,606               267,294
Sanmina-SCI Corporation              *+    16,779                91,781
Teradyne, Inc.                       *+     6,358                76,105
Texas Instruments, Inc.                    53,523             1,502,391
Xilinx, Inc.                               10,839               276,395
                                                           ------------
                                                             11,545,674
                                                           ------------
Entertainment & Leisure--2.0%
Eastman Kodak Company                +      8,976               241,006
Harrah's Entertainment, Inc.                5,097               367,341
Hasbro, Inc.                         +      5,527               114,906
Mattel, Inc.                               12,914               236,326
News Corporation, Inc.
  Class A                                  89,680             1,451,022
Time Warner, Inc.                    *    143,133             2,391,752
Walt Disney Company                        63,705             1,604,092
Xerox Corporation                    *     30,577               421,657
                                                           ------------
                                                              6,828,102
                                                           ------------
Financial Services--3.3%
Bear Stearns Companies,
  Inc. (The)                                3,575               371,586
Charles Schwab Corporation
  (The)                                    35,341               398,646
Countrywide Financial
  Corporation                              18,100               698,841
E*Trade Financial
  Corporation                        *     11,500               160,885
Federal Home Loan
  Mortgage Corporation                     21,392             1,395,400
Federal National Mortgage
  Association                              30,116             1,758,774
Federated Investors, Inc.
  Class B                                   2,799                83,998
Franklin Resources, Inc.                    6,242               480,509
Goldman Sachs Group, Inc.                  13,926             1,420,731
Janus Capital Group, Inc.            +      7,623               114,650
Lehman Brothers
  Holdings, Inc.                     +      8,711               864,828
Merrill Lynch & Company, Inc.              28,956             1,592,870
Morgan Stanley
                                           34,625             1,816,774
T. Rowe Price Group, Inc.                   3,942               246,769
                                                           ------------
                                                             11,405,261
                                                           ------------
Food Retailers--0.4%
Albertson's, Inc.                    +     11,517               238,172
Kroger Company                       *     22,795               433,789
Starbucks Corporation                *     12,485               644,975
                                                           ------------
                                                              1,316,936
                                                           ------------
Forest Products & Paper--0.7%
Bemis Company                               3,365                89,307
Georgia-Pacific Corporation                 8,048               255,926
International Paper Company                15,213               459,585
Kimberly Clark Corporation                 14,939               935,032
MeadWestvaco Corporation                    6,252               175,306
Pactiv Corporation                   *      4,478                96,635
Temple-Inland, Inc.                         3,438               127,722
Weyerhaeuser Company                        7,661               487,623
                                                           ------------
                                                              2,627,136
                                                           ------------

                See accompanying notes to financial statements.
                                                                            161

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint 500 Stock
Index Fund
--------------------------------------------------------------------------------

                                                         Shares             Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Health Care Providers--1.3%
Caremark Rx, Inc.                              *         14,422      $    642,067
Express Scripts, Inc.                          *+         4,974           248,601
HCA, Inc.                                                12,901           731,100
Health Management
  Associates, Inc. Class A                     +          7,595           198,837
Laboratory Corporation of
  America Holdings                             *+         4,140           206,586
Manor Care, Inc.                                          2,822           112,118
Tenet Healthcare
  Corporation                                  *+        14,819           181,385
UnitedHealth Group, Inc.                                 39,934         2,082,159
                                                                     ------------
                                                                        4,402,853
                                                                     ------------
Heavy Construction--0.1%
Centex Corporation                                        4,036           285,224
                                                                     ------------
Heavy Machinery--2.0%
American Standard
  Companies, Inc.                                         5,509           230,937
Applied Materials, Inc.                                  52,163           843,997
Baker Hughes, Inc.                                       10,503           537,333
Black & Decker Corporation                     +          2,461           221,121
Caterpillar, Inc.                                        10,646         1,014,670
Cummins, Inc.                                  +          1,339            99,903
Deere & Company                                           7,799           510,757
Dover Corporation                                         6,414           233,341
Eaton Corporation                                         4,713           282,309
Ingersoll-Rand Company
  Class A                                                 5,523           394,066
National-Oilwell Varco, Inc.                   *          5,295           251,724
Pall Corporation                                          3,958           120,165
Parker Hannifin Corporation                               3,755           232,848
Rockwell Automation, Inc.                                 5,356           260,891
Stanley Works (The)                                       2,567           116,901
United Technologies
  Corporation                                            31,868         1,636,422
W.W. Grainger, Inc.                                       2,514           137,742
                                                                     ------------
                                                                        7,125,127
                                                                     ------------
Home Construction, Furnishings &
Appliances--0.5%
Johnson Controls, Inc.                                    5,919           333,417
KB Home                                        +          2,628           200,332
Leggett & Platt, Inc.                                     6,076           161,500
Masco Corporation                              +         14,139           449,055
Maytag Corporation                             +          2,488            38,962
Pulte Homes, Inc.                                         3,629           305,743
Whirlpool Corporation                          +          2,005           140,571
                                                                     ------------
                                                                        1,629,580
                                                                     ------------
Household Products--0.5%
Fortune Brands, Inc.                                      4,619           410,167
Illinois Tool Works, Inc.                                 8,515           678,475
Newell Rubbermaid, Inc.                        +          8,690           207,170
Rohm & Haas Company                                       6,135           284,296
Snap-On, Inc.                                             1,846            63,318
                                                                     ------------
                                                                        1,643,426
                                                                     ------------
Industrial--Diversified--0.5%
Tyco International Ltd.                                  62,655         1,829,526
                                                                     ------------
Insurance--5.2%
ACE Ltd. (Bermuda)                                        8,736           391,810
Aflac, Inc.                                              15,740           681,227
Aetna, Inc.                                               9,121           755,401

                                                         Shares             Value
----------------------------------------------------------------------------------
Allstate Corporation (The)                               21,109      $  1,261,263
AMBAC Financial Group, Inc.                               3,384           236,068
American International
  Group, Inc.                                            81,588         4,740,263
AON Corporation                                           9,930           248,647
Chubb Corporation                                         6,086           521,022
Cigna Corporation                                         4,054           433,900
Cincinnati Financial
  Corporation                                             5,083           201,083
Hartford Financial Services
  Group, Inc.                                             9,162           685,134
Humana, Inc.                                   *+         5,100           202,674
Jefferson Pilot Corporation                               4,267           215,142
Lincoln National
  Corporation                                  +          5,387           252,758
Loews Corporation                                         4,914           380,835
MBIA, Inc.                                     +          4,364           258,829
MGIC Investment
  Corporation                                             3,117           203,291
Marsh & McLennan
  Companies, Inc.                                        16,339           452,590
Metlife, Inc.                                            22,757         1,022,700
Principal Financial Group                                 9,326           390,759
Progressive Corporation (The)                             6,356           628,036
Prudential Financial, Inc.                               16,268         1,068,157
Safeco Corporation                                        3,918           212,904
St. Paul Travelers Companies                             20,967           828,826
Torchmark Corporation                                     3,284           171,425
UnumProvident
  Corporation                                  +          9,377           171,787
WellPoint, Inc.                                *         18,960         1,320,374
XL Capital Ltd. Class A
  (Bermuda)                                    +          4,346           323,429
                                                                     ------------
                                                                       18,260,334
                                                                     ------------
Lodging--0.3%
Hilton Hotels Corporation                                11,912           284,101
Marriott International, Inc.
  Class A                                                 6,341           432,583
Starwood Hotels & Resorts
  Worldwide, Inc.                                         6,705           392,712
                                                                     ------------
                                                                        1,109,396
                                                                     ------------
Media--Broadcasting & Publishing--1.8%
Clear Channel
  Communications, Inc.
                                                         16,634           514,490
Comcast Corporation
  Class A                                      *         68,878         2,114,555
Dow Jones &
  Company, Inc.                                +          2,056            72,885
Gannett Company, Inc.                                     7,853           558,584
Knight-Ridder, Inc.                            +          2,330           142,922
McGraw-Hill Companies,
  Inc. (The)                                             11,934           528,080
Meredith Corporation                                      1,589            77,956
New York Times Company
  Class A                                      +          4,417           137,590
Tribune Company                                           9,412           331,114
Univision
  Communications, Inc.
  Class A                                      *+         9,210           253,736
Viacom, Inc. Class B                                     51,170         1,638,463
                                                                     ------------
                                                                        6,370,375
                                                                     ------------
Medical Supplies--4.2%
Allergan, Inc.                                            4,130           352,041
Applera Corporation--
  Applied Biosystems Group                                5,986           117,745

162
                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint 500 Stock
Index Fund
--------------------------------------------------------------------------------

                                           Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                         1,661          $    137,863
Baxter International, Inc.                 19,205               712,506
Becton, Dickinson & Company                 8,040               421,859
Biomet, Inc.                                7,995               276,947
Boston Scientific
  Corporation                        *     23,983               647,541
C.R. Bard, Inc.                             3,184               211,768
Fisher Scientific
  International                      *      3,600               233,640
Guidant Corporation                        10,181               685,181
Johnson & Johnson                          93,094             6,051,110
Kla-Tencor Corporation               +      6,165               269,411
Medtronic, Inc.                            37,650             1,949,894
Millipore Corporation                *      1,546                87,705
PerkinElmer, Inc.                           4,019                75,959
Quest Diagnostics, Inc.                     5,760               306,835
St. Jude Medical, Inc.               *     11,390               496,718
Stryker Corporation                        11,824               562,349
Tektronix, Inc.                             2,676                62,271
Thermo Electron
  Corporation                        *      5,157               138,569
Waters Corporation                   *      3,586               133,292
Zimmer Holdings, Inc.                *      7,657               583,234
                                                           ------------
                                                             14,514,438
                                                           ------------
Metals--0.7%
Alcoa, Inc.                                27,504               718,680
Allegheny Technologies, Inc.                2,556                56,385
Danaher Corporation                  +      8,491               444,419
Engelhard Corporation                       3,972               113,401
Newmont Mining
  Corporation                              13,882               541,814
Nucor Corporation                    +      4,960               226,275
Phelps Dodge Corporation                    3,110               287,675
United States Steel
  Corporation                        +      3,516               120,845
                                                           ------------
                                                              2,509,494
                                                           ------------
Mining--0.1%
Freeport-McMoran Copper &
  Gold, Inc. Class B                        5,578               208,840
                                                           ------------
Oil & Gas--8.4%
Amerada Hess Corporation                    2,607               277,672
Anadarko Petroleum
  Corporation                               7,322               601,502
Apache Corporation                         10,263               662,990
Ashland, Inc.                               2,173               156,174
BJ Services Company                  +      4,913               257,834
Burlington Resources, Inc.                 12,182               672,934
Chevron Texaco Corporation                 65,978             3,689,490
ConocoPhillips                             43,332             2,491,157
Devon Energy Corporation                   15,126               766,586
Dynegy, Inc. Class A                 *     11,945                58,053
EOG Resources, Inc.                  +      7,355               417,764
EL Paso Corporation                  +     19,255               221,818
Exxon Mobil Corporation                   199,674            11,475,265
Halliburton Company                        15,773               754,265
Kerr-McGee Corporation                      3,851               293,870
Kinder Morgan, Inc.                         3,466               288,371
Marathon Oil Corporation                   10,724               572,340
Nabors Industries Ltd.               *      4,542               275,336
Nicor, Inc.                          +      1,395                57,432
Noble Corporation                           4,237               260,618

                                           Shares                 Value
--------------------------------------------------------------------------------
Occidental Petroleum
  Corporation
                                           12,536          $    964,394
Peoples Energy Corporation                  1,166                50,674
Rowan Companies, Inc.                       3,489               103,658
Schlumberger Ltd.                          18,326             1,391,676
Sunoco, Inc.                                2,114               240,320
Transocean, Inc.                   *       10,031               541,373
Unocal Corporation                 +        8,539               555,462
Valero Energy Corporation          +        8,000               632,880
Williams Companies, Inc.                   17,995               341,905
XTO Energy, Inc.                           10,933               371,613
                                                           ------------
                                                             29,445,426
                                                           ------------
Pharmaceuticals--6.9%
Abbott Laboratories                        48,549             2,379,386
AmerisourceBergen
  Corporation                      +        3,209               221,902
Amgen, Inc.                        *       39,008             2,358,424
Biogen Idec, Inc.                  *+      10,474               360,829
Bristol-Myers Squibb
  Company                          +       60,792             1,518,584
Cardinal Health, Inc.                      13,510               777,906
Chiron Corporation                 *        4,465               155,784
Eli Lilly & Company                        35,266             1,964,669
Forest Laboratories, Inc.          *       10,826               420,590
Genzyme Corporation                *        7,897               474,531
Gilead Sciences, Inc.              *       13,400               589,466
Hospira, Inc.                      *        4,680               182,520
King Pharmaceuticals, Inc.         *        7,638                79,588
McKesson Corporation                        9,227               413,277
Medco Health
  Solutions, Inc.                  *        8,558               456,655
MedImmune, Inc.                    *        7,840               209,485
Merck & Company, Inc.                      68,763             2,117,900
Mylan Laboratories                 +        8,000               153,920
Pfizer, Inc.                              233,551             6,441,337
Schering-Plough
  Corporation                      +       45,789               872,738
Sigma Aldrich Corporation                   2,196               123,064
Watson
  Pharmaceuticals, Inc.            *        3,419               101,066
Wyeth                                      41,583             1,850,444
                                                           ------------
                                                             24,224,065
                                                           ------------
Real Estate--0.6%
Apartment Investment &
  Management Company
  REIT Class A                     +        2,984               122,105
Archstone-Smith Trust REIT                  6,200               239,444
Equity Office Properties
  Trust REIT                               12,428               411,367
Equity Residential REIT                     8,722               321,144
Plum Creek Timber
  Company, Inc. REIT                        5,794               210,322
Prologis REIT                               5,698               229,288
Simon Property Group,
  Inc. REIT                        +        7,034               509,895
                                                           ------------
                                                              2,043,565
                                                           ------------
Restaurants--0.5%
Darden Restaurants, Inc.                    4,732               156,061
McDonald's Corporation                     39,533             1,097,041
Wendy's International, Inc.                 3,708               176,686
Yum! Brands, Inc.                           9,114               474,657
                                                           ------------
                                                              1,904,445
                                                           ------------
Retailers--4.6%
Autozone, Inc.                     *        2,136               197,495

                See accompanying notes to financial statements.
                                                                             163

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint 500 Stock
Index Fund
--------------------------------------------------------------------------------

                                                 Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.                    *      9,377          $    391,771
Best Buy Company, Inc.                            9,422               645,878
Big Lots, Inc.                             *      3,704                49,041
CVS Corporation                                  24,782               720,413
Circuit City Stores, Inc.                         5,896               101,942
Costco Wholesale
  Corporation                                    14,907               668,132
Dillard's, Inc. Class A                           2,636                61,735
Dollar General Corporation                        9,870               200,953
eBay, Inc.                                 *     37,625             1,242,001
Family Dollar Stores, Inc.                 +      5,061               132,092
Federated Department
  Stores                                   +      5,175               379,224
JC Penney Company, Inc.
  (Holding Company)                               8,333               438,149
May Department Stores
  Company (The)                                   9,139               367,022
Office Depot, Inc.                         *     10,114               231,004
OfficeMax, Inc.                                   2,737                81,480
RadioShack Corporation                     +      4,758               110,243
Sears Holdings
  Corporation                              *+     3,057               458,153
Sherwin-Williams
  Company (The)                                   3,994               188,077
Staples, Inc.                                    23,367               498,184
TJX Companies, Inc.                              14,738               358,870
Target Corporation                               27,835             1,514,502
Tiffany & Company                                 4,643               152,105
Toys R US, Inc.                            *      6,762               179,058
Walgreen Company                                 31,760             1,460,642
Wal-Mart Stores, Inc.                           106,122             5,115,080
                                                                 ------------
                                                                   15,943,246
                                                                 ------------
Telecommunications--0.0%
Citizens Communications
  Company                                        10,409               139,897
                                                                 ------------
Telephone Systems--3.1%
Alltel Corporation                         +     10,352               644,723
AT&T Corporation                                 24,910               474,286
BellSouth Corporation                      +     56,968             1,513,640
CenturyTel, Inc.                                  4,207               145,688
Nextel Communications,
  Inc. Class A                             *+    34,985             1,130,365
Qwest Communications
  International, Inc.                      *+    50,727               188,197
SBC Communications, Inc.                        102,879             2,443,376
Sprint Corp.-FON Group                     +     45,899             1,151,606
Verizon Communications, Inc.                     86,298             2,981,596
                                                                 ------------
                                                                   10,673,477
                                                                 ------------
Textiles, Clothing & Fabrics--0.4%
Coach, Inc.                                *     12,188               409,151
Jones Apparel Group, Inc.                         4,000               124,160
Liz Claiborne, Inc.                               3,456               137,411
Nike, Inc. Class B                                7,105               615,293
Reebok International Ltd.                         1,864                77,971
VF Corporation                                    3,032               173,491
                                                                 ------------
                                                                    1,537,477
                                                                 ------------
Transportation--1.7%
Brunswick Corporation                             2,897               125,498
Burlington Northern Santa
  Fe Corporation                                 12,002               565,054
CSX Corporation                                   6,778               289,149
Carnival Corporation                             16,625               906,894

                                                 Shares                 Value
--------------------------------------------------------------------------------
FedEx Corporation                                 9,509          $    770,324
Norfolk Southern Corporation                     12,764               395,173
Sabre Holdings Corporation                        3,944                78,683
Union Pacific Corporation                         8,080               523,584
United Parcel Service, Inc.
  Class B                                        34,857             2,410,710
                                                                 ------------
                                                                    6,065,069
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $187,383,753)                                             341,203,306
                                                                 ------------

--------------------------------------------------------------------
    Coupon       Maturity
     Rate          Date                         Face           Value
--------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.1%
--------------------------------------------------------------------
U.S. Treasury Bills--0.1%
U.S. Treasury Bill
  2.945%        09/08/2005   **
  (Cost $462,375)                         $  465,000         462,376
                                                        ------------

--------------------------------------------------------------------
CASH EQUIVALENTS--8.8%
--------------------------------------------------------------------
Institutional Money Market Funds--0.9%
American Beacon Funds
  3.182%        07/01/2005   ++            1,011,822       1,011,822
BGI Institutional Fund
  3.245%        07/01/2005   ++            1,628,034       1,628,034
Merrimac Cash Fund-Premium Class
  3.037%        07/01/2005   ++              562,296         562,296
                                                        ------------
                                                           3,202,152
                                                        ------------
Bank & Certificate Deposits/
Offshore Time Deposits--6.9%
ABN AMRO Bank NV
  3.250%        08/05/2005   ++              224,918         224,918
Bank Of Montreal
  3.010%        07/01/2005   ++              422,006         422,006
Bank Of Nova Scotia
  3.300%        07/29/2005   ++              674,755         674,755
Bank Of Nova Scotia
  3.160%        07/15/2005   ++            1,439,478       1,439,478
Bank Of Nova Scotia
  3.110%        07/11/2005   ++              701,976         701,976
Barclays
  3.250%        07/26/2005   ++              268,966         268,966
BNP Paribas
  3.000%        07/01/2005   ++              674,756         674,756
Calyon
  3.250%        08/04/2005   ++            1,124,592       1,124,592
Canadian Imperial Bank of Commerce
  3.402%        11/04/2005   ++              700,249         700,249
Citigroup
  3.085%        07/22/2005   ++            1,124,592       1,124,592
Clipper Receivables Corporation
  3.188%        07/14/2005   ++               87,481          87,481
Compass Securitization
  3.157%        07/11/2005   ++               98,983          98,983
Credit Suisse First Boston Corporation
  3.200%        07/18/2005   +++             423,611         423,611
Credit Suisse First Boston Corporation
  3.160%        07/13/2005   ++              562,296         562,296
Dexia Group
  3.240%        07/21/2005   ++              449,837         449,837
Fairway Finance
  3.270%        07/28/2005   ++              523,134         523,134


164
                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint 500 Stock
Index Fund
--------------------------------------------------------------------------------

   Coupon                                       Maturity
    Rate                                          Date                   Face              Value
-----------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-----------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corporation
  3.168%                                       07/12/2005   ++     $  201,713       $    201,713
First Tennessee National Corporation
  3.220%                                       08/09/2005   ++        123,705            123,705
Fortis Bank
  3.260%                                       07/07/2005   ++        660,115            660,115
Fortis Bank
  3.250%                                       07/25/2005   ++        717,463            717,463
Fortis Bank
  3.250%                                       08/04/2005   ++        112,459            112,459
General Electric Capital Corporation
  3.252%                                       07/06/2005   ++        579,226            579,226
Grampian Funding LLC
  3.284%                                       07/13/2005   ++        224,918            224,918
Greyhawk Funding
  3.262%                                       08/01/2005   ++        513,150            513,150
HBOS Halifax Bank of Scotland
  3.150%                                       08/08/2005   ++        112,459            112,459
HSBC Banking/Holdings PLC
  3.250%                                       08/05/2005   ++        337,378            337,378
Jupiter Securitization Corporation
  3.261%                                       07/27/2005   ++        192,174            192,174
Lexington Parker Cap Company
  3.258%                                       07/19/2005   ++        263,550            263,550
Morgan Stanley Dean Witter & Company
  3.518%                                       12/07/2005   ++        787,215            787,215
Morgan Stanley Dean Witter & Company
  3.507%                                       12/09/2005   ++        269,902            269,902
National Australia Bank
  3.375%                                       07/01/2005   ++        899,674            899,674
National Australia Bank
  3.260%                                       07/06/2005   ++        449,837            449,837
Nordea Bank Finland PLC (NY Branch)
  3.240%                                       08/03/2005   ++        449,837            449,837
Park Avenue Receivables Corporation
  3.304%                                       07/14/2005   ++        224,918            224,918
Park Avenue Receivables Corporation
  3.229%                                       07/20/2005   ++        224,918            224,918
Prefco
  3.260%                                       07/26/2005   ++        261,203            261,203
Rabobank Nederland
  3.350%                                       07/01/2005   ++        562,296            562,296
Rabobank Nederland
  3.250%                                       08/08/2005   ++        449,837            449,837
Ranger Funding
  3.263%                                       07/07/2005   ++        449,837            449,837
Royal Bank of Canada
  3.250%                                       07/07/2005   ++        506,066            506,066
Royal Bank of Scotland
  3.310%                                       08/09/2005   ++        674,755            674,755
Royal Bank of Scotland
  3.290%                                       07/12/2005   ++        899,674            899,674
Sheffield Receivables Corporation
  3.335%                                       07/15/2005   ++        224,918            224,918
Societe Generale
  3.200%                                       08/08/2005   ++        449,837            449,837
The Bank of the West
  3.270%                                       07/27/2005   ++        112,459            112,459
Toronto Dominion Bank
  3.250%                                       08/02/2005   ++        449,837            449,837
UBS AG
  3.250%                                       08/09/2005   ++        674,755            674,755
Wells Fargo
  3.270%                                       07/21/2005   ++        674,755            674,755

   Coupon                                       Maturity
    Rate                                          Date                   Face              Value
-----------------------------------------------------------------------------------------------------------
Wells Fargo
  3.270%                                       08/01/2005   ++     $  449,837       $    449,837
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++        562,296            562,296
                                                                                    ------------
                                                                                      24,248,603
                                                                                    ------------
Floating Rate Instruments/Master Notes--1.0%
Bank of America
  3.270%                                       07/18/2005   ++        224,919            224,919
Bank of America
  3.270%                                       08/30/2005   ++        791,714            791,714
Bank of America
  3.030%                                       07/05/2005   ++        413,247            413,247
Credit Suisse First Boston
  Corporation
  3.435%                                       03/10/2006   ++        449,837            449,837
Credit Suisse First Boston
  Corporation
  3.154%                                       09/09/2005   ++        224,918            224,918
Goldman Sachs Group Inc.
  3.320%                                       07/27/2005   ++        449,837            449,837
Goldman Sachs Group Inc.
  3.320%                                       12/28/2005   ++        784,735            784,735
                                                                                    ------------

                                                                                       3,339,207
                                                                                    ------------
TOTAL CASH EQUIVALENTS
  (Cost $30,789,962)                                                                  30,789,962
                                                                                    ------------

-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.0%
-----------------------------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated 6/30/05 due
  7/01/05, with a maturity
  value of $6,934,398 and
  an effective yield of
  2.40% collateralized by
  the U.S. Government
  Agency Obligations with
  rates ranging from
  5.625% to 6.125%,
  maturity dates ranging
  from 05/27/2027 to
  01/25/2029 and an
  aggregate market value
  of $7,280,632.                                                    6,933,935          6,933,935
                                                                                    ------------
TOTAL INVESTMENTS--108.7%
  (Cost $225,570,026)                                                                379,389,579
Other assets less liabilities--(8.7%)                                                (30,460,115)
                                                                                    ------------
NET ASSETS--100.0%                                                                  $348,929,464
                                                                                    ============

Notes to the Schedule of Investments:
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan.
++   Represents collateral received from securities lending transactions.
**   Security has been pledged as collateral for futures contracts.

                See accompanying notes to financial statements.
                                                                             165

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
Advertising--0.3%
24/7 Real Media, Inc.                   *            273      $      1,117
Aquantive, Inc.                         *          2,027            35,918
Catalina Marketing
  Corporation                                      2,131            54,149
DoubleClick, Inc.                       *          5,228            43,863
Getty Images, Inc.                      *+         2,442           181,343
Interpublic Group, Inc.                 *         17,203           209,533
Jupitermedia Corporation                *+         1,450            24,838
Lamar Advertising Company               *          3,479           148,797
Monster Worldwide, Inc.                 *          4,681           134,251
Omnicom Group                                      8,185           653,654
Valueclick, Inc.                        *          4,058            50,035
                                                              ------------
                                                                 1,537,498
                                                              ------------
Aerospace & Defense--1.2%
AAR Corporation                         *          1,489            23,392
Alliant Techsystems, Inc.               *+         1,550           109,430
Armor Holdings, Inc.                    *          1,500            59,415
Goodrich Corporation                               4,882           199,967
Boeing Company (The)                              31,909         2,105,994
Fairchild Corporation (The)
  Class A                               *          3,265             9,338
Gencorp, Inc.                           *          1,629            31,375
General Dynamics Corporation                       7,305           800,190
Heico Corporation                                    705            16,504
Heico Corporation Class A                            878            15,822
Honeywell International, Inc.                     33,671         1,233,369
Kreisler Manufacturing
  Corporation                           *          1,250             6,625
Lockheed Martin Corporation                       15,410           999,647
Northrop Grumman
  Corporation                                     14,800           817,700
Orbital Sciences
  Corporation                           *          2,123            21,018
Sequa Corporation Class A               *            510            33,747
Textron, Inc.                           +          5,643           428,022
Triumph Group, Inc.                     *            822            28,573
                                                              ------------
                                                                 6,940,128
                                                              ------------
Airlines--0.2%
AMR Corporation                         *+         6,672            80,798
Air T, Inc.                             +          1,352            19,996
Airnet Systems, Inc.                    *          2,609            10,984
Airtran Holdings, Inc.                  *+         3,168            29,241
Alaska Air Group, Inc.                  *          1,343            39,954
America West Holdings
  Corporation Class B                   *+         1,389             8,334
Continental Airlines, Inc.
  Class B                               *+         2,723            36,161
Delta Airlines, Inc.                    *+         5,127            19,278
ExpressJet Holdings, Inc.               *          2,636            22,432
FLYi, Inc.                              *          1,711             1,283
Frontier Airlines, Inc.                 *          1,369            14,142
JetBlue Airways
  Corporation                           *+         4,276            87,401
Mesa Air Group, Inc.                    *+           847             5,683
Midwest Air Group, Inc.                 *            915             2,187
Northwest Airlines
  Corporation Class A                   *+         3,564            16,252
Offshore Logistics, Inc.                *            982            32,249
Petroleum Helicopters                   *            774            18,220
Skywest, Inc.                                      2,390            43,450
Southwest Airlines Company                        30,863           429,922
World Air Holdings, Inc.                *          2,821            33,062
                                                              ------------
                                                                   951,029
                                                              ------------

                                                  Shares             Value
--------------------------------------------------------------------------------
Apparel Retailers--0.7%
Abercrombie & Fitch
  Company Class A
                                        +          3,982      $    273,563
Aeropostale, Inc.                       *          2,403            80,741
American Eagle Outfitters, Inc.                    5,824           178,506
AnnTaylor Stores
  Corporation                           *+         2,733            66,357
Bebe Stores, Inc.                       +            790            20,911
Big Dog Holdings, Inc.                  *          1,620            10,125
Buckle, Inc. (The)                                 1,115            49,439
Burlington Coat Factory
  Warehouse Corporation                            1,977            84,299
Carter's, Inc.                          *            738            43,084
Casual Male Retail
  Group, Inc.                           *+         1,930            14,108
Cato Corporation Class A                           1,761            36,365
Charlotte Russe Holding, Inc.           *          1,100            13,706
Charming Shoppes, Inc.                  *          3,138            29,278
Chico's FAS, Inc.                       *+         7,236           248,050
Children's Place                        *          1,144            53,390
Christopher & Banks
  Corporation                                      1,528            27,901
Claire's Stores, Inc.                              3,855            92,713
Dress Barn, Inc.                        *            950            21,498
Finish Line Class A                                1,604            30,348
Gap, Inc. (The)                                   28,572           564,297
Goody's Family Clothing, Inc.                      1,745            12,869
HOT Topic, Inc.                         *          1,824            34,875
JOS A. Bank Clothiers, Inc.             *+           462            20,005
Kohl's Corporation                      *         13,608           760,823
Ltd. Brands                                       14,843           317,937
Nordstrom, Inc.                                    5,702           387,565
Pacific Sunwear of
  California, Inc.                      *          3,025            69,545
Payless Shoesource, Inc.                *          2,964            56,909
Ross Stores, Inc.                                  6,350           183,578
Stage Stores, Inc.                      *            994            43,338
Talbots, Inc.                                        375            12,176
Too, Inc.                               *          1,485            34,704
Urban Outfitters, Inc.                  *          2,506           142,065
Wet Seal, Inc. (The) Class A            *+         1,246             8,454
Wilsons The Leather
  Experts, Inc.                         *            819             5,438
                                                              ------------
                                                                 4,028,960
                                                              ------------
Automotive--0.9%
A.O. Smith Corporation                             1,341            35,818
Adesa, Inc.                                        4,131            89,932
Aftermarket Technology
  Corporation                           *            603            10,510
American Axle &
  Manufacturing
  Holdings, Inc.                        +          2,113            53,396
America's Car Mart, Inc.                *            354             7,969
Amerigon, Inc.                          *          2,107             7,374
ArvinMeritor, Inc.                                 2,791            49,652
Asbury Automotive
  Group, Inc.                           *          1,342            20,680
Autonation, Inc.                        *          8,512           174,666
BorgWarner, Inc.                                   2,274           122,046
Carmax, Inc.                            *+         4,258           113,476
Clarcor, Inc.                                      2,354            68,854
Coachmen Industries, Inc.                            705             8,834
Copart, Inc.                            *          3,582            85,252
Dana Corporation                                   6,169            92,597
Delphi Corporation                                23,254           108,131
Dura Automotive
  Systems, Inc.                         *            599             2,564

166         See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                             Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Federal Signal Corporation             +      2,159          $     33,680
Ford Motor Company                     +     74,379               761,641
General Motors Corporation             +     20,170               685,780
Genuine Parts Company                         7,620               313,106
Goodyear Tire & Rubber
  Company (The)                        *+     7,281               108,487
Group 1 Automotive, Inc.               *      1,068                25,675
Harley-Davidson, Inc.                        12,173               603,781
Harsco Corporation                            1,823                99,445
ITT Industries, Inc.                          4,028               393,254
Jarden Corporation                     *+     1,181                63,680
JLG Industries, Inc.                          1,781                48,942
Keystone Automotive
  Industries, Inc.                     *      1,743                43,104
Lear Corporation                       +      2,741                99,718
Lithia Motors, Inc. Class A                     862                24,869
Monaco Coach Corporation                      1,376                23,653
Navistar International
  Corporation                          *      2,851                91,232
Oshkosh Truck Corporation                     1,434               112,254
Paccar, Inc.                                  7,562               514,216
PEP Boys-Manny Moe & Jack                     2,200                29,788
Sonic Automotive, Inc.                        1,649                35,058
Sports Resorts
  International, Inc.                  *      4,374                 3,455
Strattec Security Corporation          *        123                 6,699
Superior Industries
  International, Inc.                  +      1,102                26,117
TBC Corporation                        *        774                20,999
Tenneco Automotive, Inc.               *      1,600                26,624
Titan International, Inc.              +      1,085                15,168
TransPro, Inc.                         *+     1,955                12,297
TRW Automotive Holdings
  Corporation                          *        900                22,059
United Auto Group, Inc.                       1,777                52,955
Visteon Corporation                    +      5,429                32,737
Wabash National Corporation                   1,395                33,801
Winnebago Industries, Inc.             +      1,432                46,898
                                                             ------------
                                                                5,462,923
                                                             ------------
Banking--11.1%
1st Source Corporation                        1,073                24,615
Advanta Corporation Class A                   1,446                37,191
Alabama National Bancorp                        575                37,588
Alliance Bankshares
  Corporation                          *        647                 9,867
AMB Financial Corporation                     1,125                15,469
Amcore Financial, Inc.                        1,313                39,232
Amegy Bancorp, Inc.                           3,298                73,809
American Express Company                     48,875             2,601,616
AmeriCredit Corporation                *      6,437               164,143
AmSouth Bancorp                              14,570               378,820
Anchor Bancorp
  Wisconsin, Inc.                             1,411                42,697
Associated Banc Corporation                   5,110               172,003
Astoria Financial Corporation                 4,671               132,983
BB&T Corporation                             24,154               965,435
Banc Corporation                       *        895                 9,469
BancFirst Corporation                           321                27,924
Bancorpsouth, Inc.                            3,611                85,220
BancTrust Financial
  Group, Inc.                                 1,600                31,248
Bank Mutual Corporation                       3,756                41,541
Bank of America Corporation                 174,710             7,968,523
Bank of Hawaii Corporation                    2,494               126,570
Bank of New York Company,
  Inc. (The)                                 33,799               972,735

                                             Shares                 Value
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.
  Class A                                     2,210          $     41,879
Bankunited Financial
  Corporation Class A                           793                21,443
Bay View Capital Corporation                    277                 4,285
Blue River Bancshares, Inc.             *     2,545                13,361
BOK Financial Corporation                     1,765                81,402
Boston Private Financial
  Holdings, Inc.                        +     1,297                32,684
Brookline Bancorp, Inc.                 +     3,765                61,219
Bryn Mawr Bank Corporation              +     1,058                20,218
Capital Bank Corporation                      1,282                19,307
Capital City Bank Group, Inc.                   891                35,996
Capital Crossing Bank                   *     1,680                57,288
Capital One Financial
  Corporation                           +    10,482               838,665
Capitol Federal Financial                     2,115                72,925
Cardinal Financial
  Corporation                           *     1,142                10,723
Cascade Bancorp                               1,753                36,883
Cascade Financial Corporation                   851                14,403
Cathay General Bancorp                        2,082                70,184
Central Pacific Financial
  Corporation                                   929                33,072
CFS Bancorp, Inc.                             1,873                24,873
Charter Financial Corporation                   350                12,229
Chemical Financial
  Corporation                                 1,552                51,387
Chester Valley Bancorp                          770                19,073
Chittenden Corporation                        2,222                60,438
CIT Group, Inc.                               8,482               364,472
Citigroup, Inc.                             224,465            10,377,017
Citizens Banking Corporation                  2,069                62,525
City Bank, Lynnwood, WA                       1,097                34,029
City Holding Company                            250                 9,130
City National Corporation                     2,199               157,690
Coastal Financial Corporation                 1,614                23,790
CoBiz, Inc.                                   1,063                19,272
Colonial BancGroup, Inc. (The)                5,643               124,485
Comerica, Inc.                                6,877               397,491
Commerce Bancorp, Inc.                  +     6,314               191,377
Commerce Bancshares, Inc.                     3,273               164,992
Commercial Capital
  Bancorp, Inc.                         +     1,127                18,832
Commercial Federal
  Corporation                                 1,850                62,308
Community Bank System, Inc.                   1,402                34,195
Community Trust Bancorp, Inc.                   665                21,759
Compass Bancshares, Inc.                      4,769               214,605
CompuCredit Corporation                 *+       83                 2,845
Corus Bankshares, Inc.                          351                19,477
Cullen/Frost Bankers, Inc.                    2,502               119,220
CVB Financial Corporation                     2,971                58,469
Dime Community Bancshares                     1,638                24,898
Downey Financial Corporation                  1,038                75,982
Eastern Virginia
  Bankshares, Inc.                              700                14,350
East-West Bancorp, Inc.                       2,200                73,898
Equitex, Inc.                           *       528                 2,270
Euronet Worldwide, Inc.                 *     1,056                30,698
Farmers Capital Bank
  Corporation                                 1,113                38,554
Fidelity Bankshares, Inc.                     2,263                60,015
Fidelity Southern Corporation                 1,381                21,336
Fifth Third Bancorp                     +    21,849               900,397
Financial Federal Corporation                 1,009                38,988
Financial Institutions, Inc.                    749                13,497
First Bancorp North Carolina                    643                14,230
First Bancorp Puerto Rico                     1,623                65,163

                See accompanying notes to financial statements.
                                                                            167

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                               Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
First Charter Corporation                         843          $     18,521
First Citizens BancShares, Inc.
  Class A                                         454                65,626
First Commonwealth Financial
  Corporation                                   5,133                70,322
First Community Bancorp                           894                42,465
First Financial Bancorp                         1,895                35,815
First Financial Bankshares, Inc.                  333                11,269
First Financial Service
  Corporation                                     303                 8,342
First Horizon National
  Corporation                                   5,607               236,615
First Merchants Corporation                       874                21,719
First Midwest Bancorp, Inc.                     2,002                70,410
First Niagara Financial
  Group, Inc.                                   6,999               102,045
First Oak Brook Bancshares
  Class A                                         771                21,758
First of Long Island
  Corporation (The)                      +        493                20,533
First Republic Bank                             1,336                47,201
FirstBank NW Corporation                          199                 5,393
FirstFed Financial
  Corporation                            *+       922                54,960
FirstMerit Corporation                          3,895               101,698
Flagstar Bancorp, Inc.                          2,110                39,942
FMS Financial Corporation                         500                 8,695
FNB Corporation                                 3,344                65,710
Fremont General
  Corporation                            +      2,929                71,263
Frontier Financial Corporation                  1,503                37,966
Fulton Financial Corporation                    6,222               111,996
Glacier Bancorp, Inc.                           1,181                30,860
Gold Banc Corporation, Inc.                     1,334                19,410
Golden West Financial
  Corporation                                  13,210               850,460
Greater Bay Bancorp                             2,213                58,357
Hallwood Group, Inc.                              100                 8,550
Hancock Holding Company                         1,752                60,269
Harbor Florida Bancshares, Inc.                   491                18,383
Harleysville National
  Corporation                                   1,099                25,453
Harrington West Financial
  Group, Inc.                                   1,171                18,033
Heritage Financial Corporation                    317                 6,961
Hibernia Corporation Class A                    5,830               193,439
Home City Financial
  Corporation                                     434                 6,966
Horizon Financial Services
  Corporation                                     450                 6,705
Hudson City Bancorp, Inc.                      25,794               294,310
Hudson United Bancorp                           2,196                79,276
Huntington Bancshares, Inc.              +      9,498               229,282
Independence Community
  Bank Corporation                              3,416               126,153
Independent Bank Corporation
  (Massachusetts)                                 874                24,656
Independent Bank Corporation
  (Michigan)                                    1,886                53,638
IndyMac Bancorp, Inc.                           2,523               102,762
Integra Bank Corporation                          848                19,182
International Bancshares
  Corporation                                   2,953                83,540
Investors Financial Services
  Corporation                                   2,840               107,409
Irwin Financial Corporation                     1,296                28,758
JP Morgan Chase & Company                     155,036             5,475,872

                                               Shares                 Value
--------------------------------------------------------------------------------
KeyCorp
                                               17,394          $    576,611
KNBT Bancorp, Inc.                              1,002                15,120
M&T Bank Corporation                   +        4,075               428,527
MBNA Corporation                               49,120             1,284,979
MAF Bancorp, Inc.                               1,245                53,074
Main Street Banks, Inc.                           500                12,730
Main Street Trust, Inc.                           291                 8,410
Marshall & IIsley Corporation                   9,395               417,608
Matrix Bancorp, Inc.                   *          973                12,162
MB Financial, Inc.                                760                30,271
Medallion Financial
  Corporation                                     958                 9,053
Mellon Financial Corporation                   17,152               492,091
Mercantile Bankshares
  Corporation                                   3,471               178,861
Merchants Bancshares, Inc.                        571                14,982
Metris Companies, Inc.                 *        2,254                32,593
Midsouth Bancorp, Inc.                            363                 8,893
MidWestOne Financial
  Group, Inc.                                     582                10,796
Mitcham Industries, Inc.               *        1,100                 9,464
NASB Financial, Inc.                              528                23,153
National City Corporation                      24,534               837,100
National Penn Bancshares, Inc.                  1,303                32,549
NBT Bancorp, Inc.                               1,000                23,640
Nelnet, Inc. Class A                   *          481                16,003
Netbank, Inc.                                   2,850                26,562
New York Community
  Bancorp, Inc.                        +       10,860               196,783
NewAlliance Bancshares, Inc.                    4,600                64,630
North Fork Bancorp, Inc.                       19,396               544,834
Northern States Financial
  Corporation                                     772                20,960
Northern Trust Corporation                      8,643               394,034
Northwest Bancorp, Inc.                         2,048                43,540
Ocwen Financial Corporation            *        3,358                22,700
Old National Bancorp                            3,552                76,013
PNC Financial Services
  Group, Inc.                                  12,851               699,865
Pacific Capital Bancorp                         1,724                63,926
Pacific Premier Bancorp, Inc.          *          976                10,453
Park National Corporation                         728                80,444
Parkvale Financial Corporation                    616                16,724
Peoples Bancorp, Inc.                             814                21,775
People's Bank                                   6,009               181,712
Peoples Financial Corporation                     883                16,159
PFF Bancorp, Inc.                               1,096                33,198
Popular, Inc. (Puerto Rico)                    10,296               259,356
Premier Community
  Bankshares, Inc.                                933                19,556
PrivateBancorp, Inc.                            1,200                42,456
Provident Bankshares
  Corporation                                   1,369                43,685
Provident Financial
  Services, Inc.                                  943                16,569
Provident New York Bancorp                      3,670                44,444
Providian Financial
  Corporation                          *       12,047               212,389
R&G Financial Corporation
  Class B (Puerto Rico)                         1,555                27,508
Regions Financial Corporation                  20,065               679,802
Republic Bancorp, Inc.                          3,413                51,127
Republic Bancorp, Inc. Class A                  1,455                31,588
Riverview Bancorp, Inc.                         1,300                27,755
Royal Bancshares of
  Pennsylvania Class A                            824                19,570
S&T Bancorp, Inc.                               1,868                67,435
Sandy Spring Bancorp, Inc.                        344                12,050

168
                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Santander Bancorp
  (Puerto Rico)                                    1,280      $     32,077
Shore Bancshares, Inc.                               551            15,571
Simmons First National
  Corporation Class A                                911            24,697
Sky Financial Group, Inc.                          4,278           120,554
SLM Corporation                                   18,209           925,017
South Financial Group,
  Inc. (The)                            +          2,799            79,548
SouthFirst Bancshares, Inc.                          400             5,060
Sovereign Bancorp, Inc.                 +         16,036           358,244
State Street Corporation                          14,568           702,906
Sterling Bancorp, NY                               1,406            30,018
Sterling Bancshares, Inc.                          1,615            25,129
Sterling Financial Corporation
  (Pennsylvania)                                   1,557            33,180
Sterling Financial
  Corporation (Washington)              *          1,509            56,437
Student Loan Corporation                +            207            45,499
Suffolk Bancorp                                    1,100            35,519
Suntrust Banks, Inc.                              14,998         1,083,456
Susquehanna Bancshares, Inc.                       2,932            72,098
SVB Financial Group                     *+         1,437            68,832
Synovus Financial Corporation                     12,520           358,948
TCF Financial Corporation               +          6,104           157,972
TD Banknorth, Inc.                                 3,906           116,399
Texas Regional Bancshares,
  Inc. Class A                                     2,100            64,008
Tompkins Trustco, Inc.                               605            26,257
Trustco Bank Corporation                           3,435            44,861
Trustmark Corporation                              2,435            71,248
U.S. Bancorp                                      81,834         2,389,553
UCBH Holdings, Inc.                                3,652            59,308
UMB Financial Corporation                            995            56,745
Umpqua Holdings Corporation                        1,151            27,095
UnionBanCal Corporation                            2,177           145,685
United Bankshares, Inc.                            2,134            75,992
United Community Banks, Inc.                       2,188            56,932
United Tennessee
  Bankshares, Inc.                                   550            11,907
Unizan Financial Corporation                       1,593            42,676
Valley National Bancorp                            4,907           114,726
W Holding Company, Inc.
  (Puerto Rico)                                    8,055            82,322
WFS Financial, Inc.                                  882            44,726
Wachovia Corporation                              68,664         3,405,734
Washington Federal, Inc.                           3,379            79,474
Washington Mutual, Inc.                 +         38,020         1,547,034
Washington Trust Bancorp, Inc.                       500            13,835
Webster Financial Corporation                      2,393           111,729
Wells Fargo & Company                             73,412         4,520,711
Wesbanco, Inc.                                     1,699            51,004
Westamerica Bancorporation                         1,628            85,975
Westcorp                                           2,052           107,566
Westfield Financial, Inc.                          1,240            30,058
Whitney Holding Corporation                        2,372            77,382
Wilmington Trust Corporation                       3,204           115,376
Wintrust Financial Corporation                     1,017            53,240
World Acceptance
  Corporation                           *            639            19,202
Zions Bancorp                                      4,029           296,252
                                                              ------------
                                                                65,417,885
                                                              ------------
Beverages, Food & Tobacco--4.5%
Altria Group, Inc.                                89,285         5,773,168
American Italian Pasta
  Company Class A                       +            721            15,155

                                                  Shares             Value
--------------------------------------------------------------------------------
Anheuser-Busch
  Companies, Inc.                                 34,910      $  1,597,132
Archer-Daniels-Midland
  Company                                         25,537           545,981
Bridgford Foods
  Corporation                         *              559             4,232
Brown-Forman Corporation
  Class B                                          2,437           147,341
Bunge Ltd.                            +            4,700           297,980
Campbell Soup Company                             11,026           339,270
Central European
  Distribution Corporation            *+             435            16,239
Chiquita Brands
  International, Inc.                              2,150            59,039
Coca-Cola Bottling
  Company Consolidated                               437            22,086
Coca-Cola Company (The)                           96,229         4,017,561
Coca-Cola Enterprises, Inc.                       10,775           237,158
ConAgra Foods, Inc.                               21,479           497,454
Constellation Brands, Inc.
  Class A                             *            8,096           238,832
Corn Products
  International, Inc.                              3,164            75,177
Dean Foods Company                    *            6,281           221,342
Del Monte Foods Company               *            8,204            88,357
Delta & Pine Land Company                          1,668            41,800
Dreyer's Grand Ice Cream
  Holdings, Inc.                      +            1,200            97,680
Farmer Brothers Company                              930            20,702
Flowers Foods, Inc.                                1,840            65,062
Fresh Del Monte Produce, Inc.
  (Cayman Islands)                                 2,467            66,412
Gardenburger, Inc.                    *            1,509                98
General Mills, Inc.                               15,493           724,917
Green Mountain Coffee
  Roasters, Inc.                      *              500            16,965
Griffin Land &
  Nurseries, Inc.                     *              650            16,009
H.J. Heinz Company                                15,302           541,997
Hain Celestial Group, Inc.            *            1,426            27,807
Hansen Natural Corporation            *+           1,435           121,573
Hershey Foods Corporation             +            7,400           459,540
Hormel Foods Corporation                           3,195            93,709
JM Smucker Company (The)              +            2,614           122,701
Kellogg Company                                   10,337           459,376
Kraft Foods, Inc. Class A                         11,257           358,085
Lancaster Colony Corporation                       1,389            59,616
Lance, Inc.                                        1,370            23,578
Loews Corp.--Carolina Group                        2,900            96,628
M&F Worldwide
  Corporation                         *              780            10,421
Margo Caribe, Inc.
  (Puerto Rico)                       *            1,058            10,834
McCormick & Company, Inc.                          5,759           188,204
Molson Coors Brewing
  Company--Class B                                 2,911           180,482
Northland Cranberries, Inc.
  Class A                                            266                85
Peet's Coffee & Tea, Inc.             *+             637            21,046
Pepsi Bottling Group, Inc.                         7,106           203,303
PepsiAmericas, Inc.                   +            3,031            77,775
Pepsico, Inc.                                     73,739         3,976,744
Performance Food
  Group Company                       *            1,907            57,610
Pilgrim's Pride Corporation                        2,476            84,506
Poore Brothers, Inc.                  *            5,272            23,566
Ralcorp Holdings, Inc.                             1,228            50,532
Reynolds American, Inc.               +            3,712           292,506
Safeway, Inc.                         +           17,256           389,813

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Sanderson Farms, Inc.                                864      $     39,260
Sara Lee Corporation                              32,793           649,629
Scheid Vineyards, Inc.
  Class A                               *          1,626             9,772
Seaboard Corporation                                  83           138,112
Smart & Final, Inc.                     *          1,915            23,459
Smithfield Foods, Inc.                  *          4,682           127,678
Supervalu, Inc.                                    5,566           181,507
Sysco Corporation                                 26,855           971,882
Tootsie Roll Industries, Inc.                        540            15,795
Topps Company, Inc. (The)                          2,255            22,618
TreeHouse Foods, Inc.                   *          1,256            35,814
Tyson Foods, Inc. Class A                         10,231           182,112
UST, Inc.                               +          6,881           314,186
United Natural Foods, Inc.              *+         1,912            58,067
Universal Corporation                              1,078            47,195
Vector Group Ltd.                       +          2,066            38,366
WM Wrigley Jr. Company                             6,126           421,714
                                                              ------------
                                                                26,452,352
                                                              ------------
Building Materials--1.2%
Amcol International
  Corporation                                      1,186            22,285
Andersons, Inc.                                    1,050            37,600
Carbo Ceramics, Inc.                                 758            59,852
Champion Enterprises, Inc.              *          2,559            25,436
Chemed Corporation                                 1,162            47,503
Chindex International, Inc.             *            548             2,433
Comfort Systems USA, Inc.               *          2,179            14,338
Conceptus, Inc.                         *          1,047             5,916
Digi International, Inc.                *          1,976            23,435
Eagle Materials, Inc.                                861            79,720
ElkCorp                                              938            26,780
EP Medsystems, Inc.                     *          5,240            16,296
Florida Rock Industries, Inc.                      1,798           131,883
Home Depot, Inc.                                  95,014         3,696,045
Ikon Office Solutions, Inc.                        5,770            54,873
Imagistics International, Inc.          *            962            26,936
Ingram Micro, Inc. Class A              *          6,500           101,790
Insight Enterprises, Inc.               *          2,054            41,450
Integrated Electrical
  Services, Inc.                        *+         1,846             3,600
Jewett-Cameron Trading
  Ltd. (Canada)                         *          1,050             8,799
Lafarge North America, Inc.                        1,276            79,673
Louisiana-Pacific
  Corporation                           +          4,396           108,054
Lowe's Companies, Inc.                  +         31,030         1,806,567
Med-Design Corporation                  *          1,163               675
Microtek Medical
  Holdings, Inc.                        *          1,250             4,587
Neoforma, Inc.                          *            885             5,974
Nyer Medical Group, Inc.                *          2,532             8,204
Owens & Minor, Inc.                                1,623            52,504
PSS World Medical, Inc.                 *          3,574            44,496
Patterson Cos., Inc.                    *          5,546           250,014
Performance
  Technologies, Inc.                    *            793             4,385
Precis, Inc.                            *          3,538             3,503
Programmers Paradise, Inc.                         1,787            17,959
Quanta Services, Inc.                   *          4,702            41,378
Rock of Ages Corporation                           1,387             8,599
Tech Data Corporation                   *          2,057            75,307
USG Corporation                         *+         1,674            71,145
Vulcan Materials Company                +          4,221           274,323
                                                              ------------
                                                                 7,284,317
                                                              ------------

                                                  Shares             Value
--------------------------------------------------------------------------------
Chemicals--1.5%
A. Schulman, Inc.                                  1,444      $     25,833
AEP Industries, Inc.                    *            372             6,867
Air Products & Chemicals, Inc.                     9,030           544,509
Airgas, Inc.                            +          3,075            75,860
Albemarle Corporation                              1,856            67,688
Applied Films Corporation               *            564            14,438
Arch Chemicals, Inc.                               1,211            30,227
Atlantis Plastics, Inc. Class A                      417             3,198
Avery Dennison Corporation                         4,185           221,638
Cabot Corporation                                  2,693            88,869
Cabot Microelectronics
  Corporation                           *+         1,049            30,411
Church & Dwight, Inc.                              2,569            92,998
Cooper Tire & Rubber
  Company                               +          3,066            56,936
Crompton Corporation                               4,203            59,472
Cytec Industries, Inc.                             1,644            65,431
Dow Chemical Company (The)                        40,898         1,821,188
Eastman Chemical Company                           3,211           177,087
Ecolab, Inc.                                       8,093           261,889
EI Du Pont de Nemours &
  Company                                         43,462         1,869,301
Empire Financial Holding
  Company                               *          1,550             2,557
FMC Corporation                         *          1,668            93,642
Female Health Company
  (The)                                 *+         4,531             6,570
Foamex International, Inc.              *          1,061             1,422
Georgia Gulf Corporation                           1,268            39,371
Great Lakes Chemical
  Corporation                                      2,101            66,118
HB Fuller Company                                  1,285            43,767
Hercules, Inc.                          *          4,606            65,175
Huntsman Corporation                    *+         2,600            52,702
International Flavors &
  Fragrances, Inc.                                 3,885           140,715
International Smart
  Sourcing, Inc.                        *          8,975             2,176
Landec Corporation                      *            986             6,409
LSB Industries, Inc.                    *          1,411            10,230
Lubrizol Corporation                               1,819            76,416
Lyondell Chemical Company               +         10,168           268,639
MacDermid, Inc.                                    1,456            45,369
Minerals Technologies, Inc.                          868            53,469
Monsanto Company                                  11,673           733,882
Mosaic Company (The)                    *          4,509            70,160
Myers Industries, Inc.                             1,716            21,450
NL Industries, Inc.                                2,111            32,488
NuCo2, Inc.                             *          1,261            32,370
Olin Corporation                        +          2,796            50,999
OM Group, Inc.                          *          1,147            28,319
Omnova Solutions, Inc.                  *          6,478            30,187
PPG Industries, Inc.                               7,052           442,584
Penford Corporation                                  785            12,560
Pharmos Corp.                           *          1,375             3,369
PolyOne Corporation                     *          2,862            18,946
Praxair, Inc.                                     13,493           628,774
Scotts Company (The)
  Class A                               *          1,431           101,902
Sensient Technologies
  Corporation                                      2,027            41,776
Spartech Corporation                               1,451            25,828
Stepan Company                                       556            12,288
SurModics, Inc.                         *+           675            29,275
Trex Company, Inc.                      *+           731            18,787
Tupperware Corporation                             2,427            56,719
Unifi, Inc.                             *          2,629            11,147

170
                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund

                                                  Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
USEC, Inc.                                        2,637      $     38,606
Valhi, Inc.                                       2,811            49,192
Wellman, Inc.                                     1,509            15,377
West Pharmaceutical
  Services, Inc.                                  1,704            47,797
                                                             ------------
                                                                9,043,369
                                                             ------------
Coal--0.1%
Alpha Natural
  Resources, Inc.                      *          1,280            30,566
Arch Coal, Inc.                        +          2,058           112,099
Consol Energy, Inc.                    +          3,731           199,907
Peabody Energy Corporation                        5,912           307,660
Penn Virginia Resource
  Partners, LP                                      800            38,256
                                                             ------------
                                                                  688,488
                                                             ------------
Commercial Services--2.0%
Aaron Rents, Inc.                                 1,939            48,262
ABM Industries, Inc.                              2,291            44,674
Accelrys, Inc.                         *          1,145             5,668
Administaff, Inc.                                 1,143            27,158
Advisory Board
  Company (The)                        *            950            46,303
Advo, Inc.                                        1,276            40,641
Affymetrix, Inc.                       *+         2,525           136,173
Akamai Technologies, Inc.              *+         5,664            74,368
Allied Waste Industries, Inc.          *+        13,285           105,350
Ambassadors
  International, Inc.                               523             7,139
Amerco, Inc.                                        805            43,108
AMN Healthcare
  Services, Inc.                       *          1,507            22,650
Amylin Pharmaceuticals, Inc.           *+         3,885            81,313
Angelica Corporation                                510            12,500
Antigenics, Inc.                       *+         1,707             9,235
APAC Customer
  Services, Inc.                       *          1,972             1,578
Apollo Group, Inc. Class A             *          6,518           509,838
Applera Corporation Celera
  Genomics Group                       *          3,028            33,217
Ariad Pharmaceuticals, Inc.            *+         1,662            11,069
Artemis International
  Solutions Corporation                *            555             1,665
Asset Acceptance Capital
  Corporation                          *             27               700
Axonyx, Inc.                           *          2,772             3,687
BISYS Group, Inc. (The)                *          5,178            77,359
Bandag, Inc.                           +          1,000            46,050
Barrett Business
  Services, Inc.                       *          3,900            58,656
BearingPoint, Inc.                     *          8,105            59,410
Bowne & Company, Inc.                             1,575            22,774
Bright Horizons Family
  Solutions, Inc.                      *+         1,208            49,190
Brink's Company (The)                             2,360            84,960
Career Education
  Corporation                          *          4,167           152,554
CDI Corporation                                   1,131            24,792
Celgene Corporation                    *          6,706           273,404
Cendant Corporation                              44,243           989,716
Central Parking Corporation                       1,898            26,097
Cenveo, Inc.                           *          2,792            21,108
Cintas Corporation                     +          6,587           254,258
Ciphergen Biosystems, Inc.             *          1,500             2,865
Coinstar, Inc.                         *          1,075            24,392
Consolidated Graphics, Inc.            *            776            31,638

                                                 Shares             Value
--------------------------------------------------------------------------------
Convergys Corporation                  *          5,933      $     84,367
Corinthian Colleges, Inc.              *          3,624            46,278
Corporate Executive
  Board Company                                   1,507           118,043
Courier Corporation                                 424            16,286
CRA International, Inc.                *            986            53,096
Critical Path, Inc.                    *+           623               274
CuraGen Corporation                    *+         1,768             9,088
CV Therapeutics, Inc.                  *+         1,424            31,926
Cytyc Corporation                      *          4,240            93,534
DataTRAK International, Inc.           *+         2,616            44,995
DeVry, Inc.                            *+         2,980            59,302
DiamondCluster
  International, Inc. Class A          *          1,431            16,170
Digitas, Inc.                          *          2,891            32,986
Diversa Corporation                    *          1,790             9,326
Dollar Thrifty Automotive
  Group, Inc.                          *          1,057            40,145
Dun & Bradstreet Company               *          2,641           162,818
Duratek, Inc.                          *          1,215            28,164
EGL, Inc.                              *          1,861            37,816
Edgewater Technology, Inc.             *          1,533             6,653
Education Management
  Corporation                          *          3,086           104,091
eFunds Corporation                     *          2,250            40,477
Ennis Business Forms, Inc.                          695            12,593
EntreMed, Inc.                         *+         1,390             3,211
EPIQ Systems, Inc.                     *            725            11,861
Equifax, Inc.                                     4,973           177,586
eResearch Technology, Inc.             *+         2,056            27,530
Exact Sciences Corporation             *          1,250             2,850
Exelixis, Inc.                         *          2,695            20,024
First Aviation Services, Inc.          *          1,818             7,272
First Consulting Group, Inc.           *          1,097             5,627
Fluor Corporation                                 3,405           196,094
Forrester Research, Inc.               *            963            17,170
FTI Consulting, Inc.                   *+         1,735            36,261
G&K Services, Inc. Class A                        1,008            38,032
Gene Logic, Inc.                       *            950             3,144
Gen-Probe, Inc.                        *          1,849            66,989
Gevity HR, Inc.                                     964            19,309
Greg Manning
  Auctions, Inc.                       *+           951            11,364
H&R Block, Inc.                        +          6,899           402,557
Harris Interactive, Inc.               *          2,730            13,295
Healthcare Services
  Group, Inc.                                     2,490            49,999
Heidrick & Struggles
  International, Inc.                  *            865            22,559
Hewitt Associates, Inc.
  Class A                              *          2,317            61,424
Icos Corporation                       *+         2,748            58,175
I-many, Inc.                           *            951             1,607
Incyte Corporation                     *+         3,102            22,179
Internet Capital Group, Inc.           *             49               359
iPayment, Inc.                         *            691            25,235
IPIX Corporation                       *+         1,024             2,540
Iron Mountain, Inc.                    *+         4,764           147,779
Isis Pharmaceuticals, Inc.             *          2,216             8,665
ITT Educational Services, Inc.         *+         1,873           100,056
Jacobs Engineering
  Group, Inc.                          *          1,919           107,963
John H. Harland Company                           1,281            48,678
Kelly Services, Inc. Class A                      1,173            33,595
Kforce.com, Inc.                       *            297             2,513
Korn Ferry International               *          1,624            28,826
Kosan Biosciences, Inc.                *          2,000            10,560
Labor Ready, Inc.                      *          2,485            57,925

                See accompanying notes to financial statements.
                                                                            171

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Landauer, Inc.                                     598      $     31,042
Laureate Education, Inc.              *          1,885            90,216
Learning Tree
  International, Inc.                 *            766             9,207
LECG Corporation                      *             73             1,552
Lexicon Genetics, Inc.                *          2,343            11,574
LifeCell Corporation                  *          1,119            17,691
Lionbridge
  Technologies, Inc.                  *          1,165             7,899
Luminex Corporation                   *          1,070            10,529
Magellan Health
  Services, Inc.                      *          1,400            49,434
Management Network
  Group, Inc.                         *          1,600             3,520
Manpower, Inc.                                   3,593           142,930
Maxim Pharmaceuticals, Inc.           *          3,682             4,823
Maximus, Inc.                                    1,052            37,125
Maxygen, Inc.                         *          1,231             8,445
Medical Staffing Network
  Holdings, Inc.                      *          1,686             8,346
Midas, Inc.                           *          1,277            29,371
Millennium Cell, Inc.                 *+         1,700             2,839
Mobile Mini, Inc.                     *          1,000            34,480
MoneyGram International, Inc.                    3,750            71,700
Moody's Corporation                             11,748           528,190
MPS Group, Inc.                       *          3,706            34,911
MPW Industrial Services
  Group, Inc.                         *            547             1,116
MSGI Security Solutions, Inc.         *            938             5,684
MTC Technologies, Inc.                *            619            22,798
Myriad Genetics, Inc.                 *+         1,210            18,936
NCO Group, Inc.                       *          1,314            28,422
National Research Corporation                    1,250            20,012
Navigant Consulting, Inc.             *          2,313            40,848
NDCHealth Corporation                            1,464            26,308
NeoPharm, Inc.                        *            964             9,630
NetRatings, Inc.                      *          1,164            15,830
Neurogen Corporation                  *          1,872            12,767
New Horizons
  Worldwide, Inc.                     *            804             2,814
Omnicell, Inc.                        *            783             6,890
On Assignment, Inc.                   *          1,243             6,190
Online Resources
  Corporation                         *            700             7,917
Opsware, Inc.                         *          2,730            13,978
Oscient Pharmaceuticals
  Corporation                         *          1,510             4,001
Overland Storage, Inc.                *            481             4,589
Paychex, Inc.                                   15,045           489,564
PDI, Inc.                             *            703             8,668
Pegasystems, Inc.                     *          2,141            12,632
Perma-Fix Environmental
  Services                            *          5,502            10,729
Per-Se Technologies, Inc.             *          1,329            27,936
Pfsweb, Inc.                          *          5,683            11,821
Pharmaceutical Product
  Development, Inc.                   *          2,368           110,964
PHH Corp.                             *          2,212            56,893
Portfolio Recovery
  Associates, Inc.                    *            504            21,178
Possis Medical, Inc.                  *          1,278            12,946
Pre-Paid Legal Services, Inc.         +            779            34,782
Presstek, Inc.                        *            945            10,697
PRG-Schultz
  International, Inc.                 *          1,911             5,389
Princeton Review, Inc.                *            818             4,769

                                                 Shares             Value
--------------------------------------------------------------------------------
Prosoft Learning Corp.                *            223      $        134
Ramtron International
  Corporation                         *          1,920             4,493
RCM Technologies, Inc.                *          1,593             6,922
Regeneration
  Technologies, Inc.                  *            807             5,052
Regis Corporation                                1,818            71,047
Rent-A-Center, Inc.                   *          3,377            78,650
Rent-Way, Inc.                        *          1,060            10,430
Republic Services, Inc.                          5,629           202,700
Res-Care, Inc.                        *          1,222            16,570
Resources Connection, Inc.            *          2,060            47,854
Rewards Network, Inc.                 *          1,127             6,086
Robert Half
  International, Inc.                 +          7,107           177,462
Rollins, Inc.                                      661            13,246
RR Donnelley & Sons
  Company                                        8,887           306,690
Ryder System, Inc.                               2,660            97,356
Savient
  Pharmaceuticals, Inc.               *          1,389             6,125
Sequenom, Inc.                        *          1,843             2,083
Service Corporation
  International                                 11,775            94,435
ServiceMaster Company (The)                     11,826           158,350
SFBC International, Inc.              *+           576            22,251
Sitel Corporation                     *          2,384             5,030
Sotheby's Holdings, Inc.
  Class A                             *          2,623            35,935
Sourcecorp, Inc.                      *            748            14,825
Spherion Corporation                  *          2,689            17,747
Standard Register
  Company (The)                                  1,650            26,086
StarTek, Inc.                                      994            16,321
Stericycle, Inc.                      *          1,569            78,952
Strayer Education, Inc.                            551            47,529
SupportSoft, Inc.                     *          1,562             8,107
Symyx Technologies, Inc.              *          1,374            38,445
Synagro Technologies, Inc.            *          3,224            15,572
Tejon Ranch Company                   *+           762            39,220
TeleTech Holdings, Inc.               *          2,738            22,315
Telik, Inc.                           *          1,748            28,422
Tetra Tech, Inc.                      *          2,114            28,602
Transkaryotic Therapies, Inc.         *          1,551            56,736
TRC Companies, Inc.                   *            327             3,839
Trimeris, Inc.                        *+         1,214            12,116
United Rentals, Inc.                  *          3,294            66,572
Universal Compression
  Holdings, Inc.                      *          1,492            54,070
Universal Technical
  Institute, Inc.                     *            418            13,878
URS Corporation                       *          1,582            59,088
Valassis
  Communications, Inc.                *          2,236            82,844
Varsity Group, Inc.                   *+         2,747            13,900
Vertrue, Inc.                         *+           749            29,181
Viad Corporation                                   937            26,555
ViroLogic, Inc.                       *          2,414             5,987
Volt Information
  Sciences, Inc.                      *            833            19,767
Waste Connections, Inc.               *+         1,575            58,732
Waste Industries USA, Inc.                       1,296            18,325
Waste Management, Inc.                          25,271           716,180
Watson Wyatt &
  Company Holdings                               1,600            41,008
Weight Watchers
  International, Inc.                 *+         1,826            94,240
Westaff, Inc.                         *            942             3,297

172
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                        Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Wind River Systems, Inc.                     *           3,206     $     50,270
World Fuel Services
  Corporation                                              960           22,474
WRIGHT EXPRESS                               *           1,750           32,322
Xanser Corporation                           *           1,100            2,552
                                                                   ------------
                                                                     11,803,259
                                                                   ------------
Communications--1.7%
Ace*Comm Corporation                         *           3,033            7,158
ADC Telecommunications,
  Inc.                                       *           4,773          103,908
Airnet Communications
  Corporation                                *             131              202
AltiGen Communications,
  Inc.                                       *           4,109            7,807
American Tower
  Corporation Class A                        *+          8,711          183,105
Anadigics, Inc.                              *             957            1,857
Andrea Electronics
  Corporation                                *           1,298               55
Andrew Corporation                           *+          6,376           81,358
Anixter International, Inc.                  *           1,723           64,044
Applied Innovation, Inc.                     *             500            2,205
Applied Signal
  Technology, Inc.                                       1,237           23,552
Arris Group, Inc.                            *           2,896           25,224
Avaya, Inc.                                  *          17,294          143,886
Avici Systems, Inc.                          *             711            3,164
Avistar Communications
  Corporation                                *             774            1,927
Blonder Tongue
  Laboratories                               *           2,285            6,055
Brillian Corporation                         *             180              473
Broadwing Corporation                        *+          1,358            6,274
CalAmp Corporation                           *             550            3,927
Carrier Access Corporation                   *           1,178            5,678
C-COR.net Corporation                        *           1,547           10,597
Celeritek, Inc.                                            600              198
Centillium
  Communications, Inc.                       *           1,588            3,446
Checkpoint Systems, Inc.                     *           1,441           25,506
Ciena Corporation                            *          19,667           41,104
Comtech
  Telecommunications                         *           1,350           44,050
Comverse Technology, Inc.                    *           7,999          189,176
Corning, Inc.                                *          60,583        1,006,889
Crown Castle International
  Corporation                                *           8,983          182,535
CT Communications, Inc.                                    214            2,793
Cubic Corporation                            +           1,692           30,016
Digital Lightwave, Inc.                      *+          2,931              821
Ditech Communications
  Corporation                                *           1,360            8,826
EndWave Corporation                          *+            911           43,364
Foundry Networks, Inc.                       *           5,421           46,783
Glenayre Technologies, Inc.                  *           2,143            8,079
Harmonic, Inc.                               *           2,820           13,621
Harris Corporation                                       6,090          190,069
Hungarian Telephone &
  Cable Corporation                          *             712           12,246
ID Systems, Inc.                             *           2,016           31,873
InterDigital Communications
  Corporation                                *           2,803           49,052
International Electronics, Inc.              *           1,150            2,219
Inter-Tel, Inc.                                          1,334           24,826
InterVoice, Inc.                             *           1,395           12,039
Intraware, Inc.                              *           7,832            3,681

                                                        Shares             Value
--------------------------------------------------------------------------------
L-3 Communications Holdings,
  Inc.                                                   5,024     $    384,738
Lifeline Systems, Inc.                       *           1,214           38,994
Lucent Technologies, Inc.                    *+        174,603          508,095
McData Corporation Class A                   *           5,654           22,616
MDI, Inc.                                    *             271              125
Metro One
  Telecommunications                         *             957              766
Mindspeed
  Technologies, Inc.                         *+          4,009            4,891
Motorola, Inc.                                         101,990        1,862,337
Network Appliance, Inc.                      *          14,316          404,713
NMS Communications
  Corporation                                *           1,250            3,575
On2 Technologies, Inc.                       *           4,620            2,680
Openwave Systems, Inc.                       *+          2,570           42,148
P-Com, Inc.                                  *              13                2
Peco II, Inc.                                *             657              644
Plantronics, Inc.                            +           1,826           66,393
Polycom, Inc.                                *           4,177           62,279
Powerwave
  Technologies, Inc.                         *           2,064           21,094
Premiere Global
  Services, Inc.                             *           2,174           24,544
Qualcomm, Inc.                                          70,798        2,337,042
Remec, Inc.                                  *           1,077            6,893
SBA Communications
  Corporation                                *           1,350           18,225
Scientific-Atlanta, Inc.                                 6,300          209,601
SeaChange
  International, Inc.                        *             958            6,725
Sirius Satellite Radio, Inc.                 *+         47,469          307,599
Socket Communications, Inc.                  *           1,300            1,469
Sonus Networks, Inc.                         *          10,700           51,146
Spectralink Corporation                                  1,133           11,919
Spectrasite, Inc.                            *           2,000          148,860
Standard Microsystems
  Corporation                                *             806           18,844
Stratex Networks, Inc.                       *           2,680            4,610
Tekelec                                      *           2,569           43,159
Tellabs, Inc.                                *          19,143          166,544
Terayon Corporation                          *           2,830            8,745
Titan Corporation                            *           3,313           75,338
Tollgrade
  Communications, Inc.                       *             601            4,507
Tut Systems, Inc.                            *           1,414            4,214
Ulticom, Inc.                                *           1,583           16,796
Universal Security
  Instruments, Inc.                          *           1,400           24,024
Utstarcom, Inc.                              *+          4,555           34,117
Verso Technologies, Inc.                     *           8,092            2,104
Viasat, Inc.                                 *           1,190           24,193
Westell Technologies, Inc.
  Class A                                    *           1,821           10,890
XM Satellite Radio
  Holdings, Inc. Class A                     *+          8,921          300,281
Zhone Technologies, Inc.                     *+          3,915           13,115
Zix Corporation                              *+          1,015            3,177
Zoom Telephonics, Inc.                       *           2,711            6,100
                                                                   ------------
                                                                      9,966,539
                                                                   ------------
Computer Software & Processing--6.0%
3D Systems Corporation                       *           1,158           27,861
Accelr8 Technology
  Corporation                                *               5               16
Activision, Inc.                             *           7,136          117,887
Actuate Corporation                          *           2,084            3,897
Acxiom Corporation                                       3,451           72,057
Adobe Systems, Inc.                                     20,820          595,868

                See accompanying notes to financial statements.
                                                                            173

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                 Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Advent Software, Inc.                *            1,451      $     29,397
Aether Systems, Inc.                 *            1,368             4,501
Affiliated Computer
  Services, Inc. Class A             *            5,361           273,947
Agile Software Corporation           *            2,086            13,142
Alliance Data Systems
  Corporation                        *            1,955            79,295
Altiris, Inc.                        *              974            14,298
American Access
  Technologies, Inc.                 *            1,400             2,870
American Software, Inc.
  Class A                                         1,950            11,271
AMICAS, Inc.                         *            1,846             8,362
answerthink, Inc.                    *            1,140             4,047
Ansys, Inc.                          *            1,198            42,541
Anteon International
  Corporation                        *            1,600            72,992
Applied Digital
  Solutions, Inc.                    *              195               642
Applix, Inc.                         *            6,240            29,515
Apropos Technology, Inc.             *              900             2,241
Arbitron, Inc.                                    1,298            55,684
Ariba, Inc.                          *            2,075            12,035
Art Technology Group, Inc.           *            8,333             8,750
Ask Jeeves, Inc.                     *+           1,676            50,598
Aspect Communications
  Corporation                        *            2,221            24,942
Aspen Technology, Inc.               *            1,529             7,951
At Road, Inc.                        *            1,947             5,179
Atari, Inc.                          *            4,024            11,187
Audible, Inc.                        *            1,213            21,070
Autobytel, Inc.                      *            1,384             6,685
Autodesk, Inc.                                    9,258           318,197
Automatic Data
  Processing, Inc.                               25,668         1,077,286
Avocent Corporation                  *            2,007            52,463
Axeda Systems, Inc.                  *            1,300               377
BEA Systems, Inc.                    *           16,581           145,581
BMC Software, Inc.                   *            9,391           168,568
Bankrate, Inc.                       *+           1,083            21,812
BindView Development
  Corporation                        *            2,010             5,548
Blue Coat Systems, Inc.              *              536            16,016
Borland Software
  Corporation                        *            2,936            20,141
Brady Corporation Class A                         2,402            74,462
Bsquare Corporation                  *              900               486
CMGI, Inc.                           *           10,077            19,046
CNET Networks, Inc.                  *+           5,501            64,582
CSG Systems
  International, Inc.                *            2,153            40,864
CACI International, Inc.
  Class A                            *            1,198            75,666
Cadence Design
  Systems, Inc.                      *+          10,745           146,777
Callidus Software, Inc.              *              172               626
Captaris, Inc.                       *            1,164             4,819
Carreker Corporation                 *            1,681             9,212
CCC Information Services
  Group, Inc.                        *              884            21,172
Cellular Technical Services
  Company, Inc.                      *              500               875
Ceridian Corporation                 *            6,177           120,328
Cerner Corporation                   *+           1,522           103,450
Checkfree Corporation                *            3,356           114,305
Choicepoint, Inc.                    *            3,112           124,636
Chordiant Software, Inc.             *            4,648             9,064

                                                 Shares             Value
--------------------------------------------------------------------------------
Ciber, Inc.
                                     *            2,444      $     19,503
Citrix Systems, Inc.                 *            6,809           147,483
Clinical Data, Inc.                               1,332            23,698
Cogent Communications
  Group, Inc.                        *               95               631
Cognex Corporation                                2,023            52,982
Cognizant Technology
  Solutions Corporation              *            5,276           248,658
Computer Associates
  International, Inc.                +           20,331           558,696
Computer Horizons
  Corporation                        *            1,347             4,216
Computer Sciences
  Corporation                        *            8,174           357,204
Compuware Corporation                *           15,945           114,645
Concur Technologies, Inc.            *            2,083            21,934
Corillian Corporation                *            1,323             4,101
CoStar Group, Inc.                   *+             770            33,572
Covansys Corporation                 *            1,477            18,979
Cybersource Corporation              *            1,281             9,364
DST Systems, Inc.                    *            3,694           172,879
Deluxe Corporation                                2,098            85,179
Dendrite International, Inc.         *            1,587            21,901
Digital Insight Corporation          *            1,463            34,995
Digital River, Inc.                  *+           1,627            51,657
Digital Video Systems, Inc.          *              383             1,038
DocuCorp International, Inc.         *              449             3,300
E.piphany, Inc.                      *            2,634             9,166
Earthlink, Inc.                      *            5,814            50,349
EasyLink Services
  Corporation Class A                *              233               231
ebix.com, Inc.                       *            1,754            25,065
Echelon Corporation                  *            1,769            12,171
Eclipsys Corporation                 *            1,846            25,973
eCollege.com, Inc.                   *+             635             7,556
Egain Communications
  Corporation                        *            2,913             1,893
Electro Rent Corporation             *              950            13,813
Electronic Arts, Inc.                *           12,960           733,666
Electronic Data Systems
  Corporation                        +           22,135           426,099
Electronics for Imaging              *            2,638            55,504
Embarcadero
  Technologies, Inc.                 *            1,252             7,024
eMerge Interactive, Inc.
  Class A                            *+           3,367             2,189
Enterasys Networks, Inc.             *            7,768             6,991
Entrust Technologies, Inc.           *            2,200            10,538
Epicor Software
  Corporation                        *            1,693            22,348
eSpeed, Inc. Class A                 *            1,470            13,098
Evolving Systems, Inc.               *            1,054             3,025
F5 Networks, Inc.                    *            1,332            62,917
Factset Research
  Systems, Inc.                      +            2,190            78,490
Fair Isaac Corporation                            3,039           110,923
FalconStor Software, Inc.            *+           1,373             8,966
Filenet Corporation                  *            1,659            41,707
First Data Corporation                           37,390         1,500,835
Fiserv, Inc.                         *            7,444           319,720
Gartner Group, Inc. Class A          *            4,979            52,877
Gerber Scientific, Inc.              *            1,608            11,192
Google, Inc. Class A                 *+           7,390         2,173,768
GraphOn Corporation                  *            1,300               494
GTECH Holdings Corporation                        4,772           139,533
Hickok, Inc. Class A                              1,150             6,152
High Speed Access
  Corporation                        *++-         4,200                --
Homestore, Inc.                      *            6,953            14,115

174
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                              Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Hypercom Corporation                   *       1,992          $     12,888
HyperFeed Technologies, Inc.           *       1,613                 3,226
Hyperion Solutions
  Corporation                          *       1,685                67,804
IDX Systems Corporation                *       1,281                38,609
IMS Health, Inc.                               9,936               246,115
iGate Capital Corporation              *       1,397                 5,001
Informatica Corporation                *       3,171                26,605
Inforte Corporation                            1,897                 6,298
Infospace, Inc.                        *       1,323                43,566
InfoUSA, Inc.                                  1,708                19,984
Integral Systems, Inc.                           631                14,280
Intelidata Technologies
  Corporation                          *       1,550                   527
Intellisync Corporation                *+      1,726                 4,677
Interactive Data Corporation                   3,921                81,478
Interactive Intelligence, Inc.         *         950                 4,807
Intergraph Corporation                 *+      1,844                63,544
Internap Network Services
  Corporation                          *      11,690                 5,494
Internet Security
  Systems, Inc.                        *       2,038                41,351
Intervideo, Inc.                       *         500                 7,190
Interwoven, Inc.                       *       1,908                14,367
Intrado, Inc.                          *         989                14,795
Intrusion, Inc.                        *         266                   873
Intuit, Inc.                           *       7,737               349,016
Island Pacific, Inc.                   *       1,555                   295
iVillage, Inc.                         *       3,507                20,972
JDA Software Group, Inc.               *       1,256                14,293
Jack Henry & Associates, Inc.                  3,591                65,751
Juniper Networks, Inc.                 *      21,310               536,586
Kana Software, Inc.                    *         876                 1,402
Keane, Inc.                            *       2,631                36,045
Keynote Systems, Inc.                  *       1,400                16,338
Knot, Inc. (The)                       *+      2,304                15,322
Kronos, Inc.                           *       1,283                51,820
LivePerson, Inc.                       *       3,333                10,399
Looksmart Ltd.                         *       2,500                 1,850
Loudeye Corporation                    *+      5,040                 3,679
LQ Corp., Inc.                         *         161                   331
Macromedia, Inc.                       *       2,508                95,856
Magma Design
  Automation, Inc.                     *+      1,429                11,946
Manhattan Associates, Inc.             *+      1,346                25,857
Mantech International
  Corporation Class A                  *       1,217                37,776
Manugistics Group, Inc.                *       2,823                 5,025
Mapinfo Corporation                    *         811                 8,524
McAfee, Inc.                           *       6,724               176,034
Mediware Information
  Systems                              *       1,088                10,847
Mentor Graphics
  Corporation                          *+      2,745                28,136
Mercury Interactive
  Corporation                          *       3,735               143,275
MetaSolv, Inc.                         *       1,380                 3,243
Micromuse, Inc.                        *       2,804                15,871
Microsoft Corporation                        418,575            10,397,403
MicroStrategy, Inc. Class A            *         513                27,210
Mitek Systems, Inc.                    *       3,473                 2,535
MIVA, Inc.                             *         990                 4,594
Mobius Management
  Systems, Inc.                        *         878                 5,795
MRO Software, Inc.                     *         848                12,389
NCR Corporation                        *       7,848               275,622
Napster, Inc.                          *+      1,145                 4,809

                                              Shares                 Value
--------------------------------------------------------------------------------
National Instruments
  Corporation                          +       3,414          $     72,377
Navisite, Inc.                         *       3,725                 6,556
NAVTEQ Corporation                     *       3,700               137,566
Neoware Systems, Inc.                  *         900                 9,216
NetFlix, Inc.                          *+      2,279                37,398
NetGuru, Inc.                          *         800                   720
NETIQ Corporation                      *+      2,493                28,296
Netscout Systems, Inc.                 *       1,250                 8,237
Netsmart Technologies, Inc.            *         505                 4,545
NIC, Inc.                              *       2,450                11,319
Niku Corporation                       *       2,351                48,736
Novell, Inc.                           *+     15,492                96,050
Nuance
  Communications, Inc.                 *       1,222                 5,499
NVE Corporation                        *+        348                 5,418
Nvidia Corporation                     *+      6,728               179,772
Onyx Software Corporation              *         469                 1,688
Open Solutions, Inc.                   *         312                 6,337
Oracle Corporation                     *     171,789             2,267,615
Packeteer, Inc.                        *       1,900                26,790
PalmSource, Inc.                       *+        514                 4,369
Parametric Technology
  Corporation                          *      11,059                70,556
PDF Solutions, Inc.                    *         974                12,779
Perot Systems Corporation
  Class A                              *       4,359                61,985
Phoenix Technologies Ltd.              *         907                 7,056
Pixar, Inc.                            *       2,170               108,608
Plato Learning, Inc.                   *       1,825                13,468
Plumtree Software, Inc.                *       2,464                12,000
Portal Software, Inc.                  *       1,534                 3,053
Prescient Applied
  Intelligence, Inc.                   *          54                    26
Progress Software
  Corporation                          *       1,322                39,858
QAD, Inc.                                      1,363                10,495
Quality Systems, Inc.                            384                18,194
Quest Software, Inc.                   *       3,847                52,435
RSA Security, Inc.                     *       2,330                26,748
Radiant Systems, Inc.                  *       1,019                11,617
Radisys Corporation                    *         961                15,520
Radview Software Ltd.
  (Israel)                             *       1,046                   175
RealNetworks, Inc.                     *       5,844                29,045
Red Hat, Inc.                          *+      7,251                94,988
Renaissance Learning, Inc.                     1,353                27,466
Reynolds & Reynolds
  Company (The) Class A                        2,210                59,736
S1 Corporation                         *       2,636                12,416
Saba Software, Inc.                    *+      1,576                 7,407
SafeNet, Inc.                          *       1,099                37,432
SAFLINK Corporation                    *       4,996                 8,243
Sapient Corporation                    *       4,150                32,909
Scientific Learning
  Corporation                          *       3,145                19,578
SCO Group, Inc. (The)                  *+        997                 3,819
Secure Computing
  Corporation                          *       1,554                16,908
SeeBeyond Technology
  Corporation                          *       2,788                11,654
Serena Software, Inc.                  *       1,616                31,189
Siebel Systems, Inc.                          20,574               183,109
SmartServ Online, Inc.                 *         566                   300
Sonic Foundry, Inc.                    *       1,200                 1,644
SonicWall, Inc.                        *       2,442                13,162
Splinex Technology Inc.
  Private Equity                       *++        19                     5
SPSS, Inc.                             *         690                13,255

                See accompanying notes to financial statements.
                                                                            175

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                            Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
SRA International, Inc.
  Class A                             *+     1,664          $     57,774
SS&C Technologies, Inc.                      2,047                64,849
Stellent, Inc.                        *      3,513                26,347
Stratasys, Inc.                       *        891                29,118
Sun Microsystems, Inc.                *    135,549               505,598
Sungard Data Systems, Inc.            *     11,120               391,090
Sybase, Inc.                          *      3,825                70,189
Sykes Enterprises, Inc.               *      1,423                13,490
Symantec Corporation                  *     30,864               670,983
SYNNEX Corporation                    *        104                 1,821
Synopsys, Inc.                        *      6,501               108,372
Synplicity, Inc.                      *      1,050                 5,680
Syntel, Inc.                                 1,554                24,911
Take-Two Interactive
  Software, Inc.                      *+     2,643                67,264
Talx Corporation                               693                20,035
Technology Solutions
  Company                             *      2,172                 1,173
Teknowledge Corporation               *      3,449                 1,673
TenFold Corporation                   *      4,098                 1,475
THQ, Inc.                             *      1,943                56,872
3Com Corporation                      *     14,501                52,784
TIBCO Software, Inc.                  *      8,337                54,524
Tier Technologies, Inc.
  Class B                             *        942                 7,941
Total System Services, Inc.                  1,651                39,789
Tradestation Group, Inc.              *      1,690                14,500
Transaction Systems
  Architects, Inc. Class A            *      1,298                31,970
Trizetto Group, Inc.                  *      1,550                21,715
Tumbleweed
  Communications
  Corporation                         *      1,102                 2,865
Ultimate Software
  Group, Inc.                         *      1,242                20,369
Unisys Corporation                    *     13,714                86,810
United Online, Inc.                          2,509                27,248
Vasco Data Security
  International, Inc.                 *+     3,804                36,899
Verilink Corporation                  *+     4,538                 5,491
Verint Systems, Inc.                  *      1,152                37,048
VeriSign, Inc.                        *     10,106               290,649
Veritas Software Corporation          *     18,842               459,745
Verity, Inc.                          *      1,444                12,664
Versant Corporation                   *      3,301                 1,056
VerticalNet, Inc.                     *      1,850                 1,295
Via Net.Works, Inc.                   *      4,393                   351
Viewpoint Corporation                 *      1,140                 2,018
Vignette Corporation                  *        737                 8,291
Vitria Technology, Inc.               *      1,150                 4,025
WatchGuard
  Technologies, Inc.                  *      1,100                 4,312
Wave Systems Corporation
  Class A                             *+     3,014                 2,351
Webb Interactive
  Services, Inc.                      *        836                    54
WebEx Communications, Inc.            *+     1,743                46,033
WebMD Corporation                     *     12,459               127,954
Webmethods, Inc.                      *      2,153                12,057
Websense, Inc.                        *+       979                47,041
XETA Technologies, Inc.               *      1,946                 5,527
Yahoo!, Inc.                          *     56,102             1,943,934
                                                            ------------
                                                              34,997,781
                                                            ------------
Computers & Information--4.4%
3M Company                                  31,269             2,260,749

                                            Shares                 Value
--------------------------------------------------------------------------------
Advanced Digital
  Information Corporation             *      2,414          $     18,346
Apple Computer, Inc.                  *     35,580             1,309,700
Authentidate Holding
  Corporation                         *      1,023                 2,721
Black Box Corporation                          865                30,621
Brocade Communications
  Systems, Inc.                       *      9,768                37,900
CDW Corporation                       +      3,443               196,561
Ciprico, Inc.                         *      1,658                 6,765
Cirrus Logic, Inc.                    *      2,946                15,643
Cisco Systems, Inc.                   *    284,864             5,443,751
Concurrent Computer
  Corporation                         *      1,901                 4,049
Cray, Inc.                            *      2,857                 3,543
Crossroads Systems, Inc.              *      1,300                 1,222
Dataram Corporation                          1,175                 6,873
Datawatch Corporation                 *      3,500                13,475
Dell, Inc.                            *     94,649             3,739,582
Diebold, Inc.                                3,079               138,894
Dot Hill Systems
  Corporation                         *      1,396                 7,315
EMC Corporation                       *    105,320             1,443,937
Emulex Corporation                    *      3,408                62,230
Ener1, Inc.                           *      1,300                   455
Exabyte Corporation                   *      1,565                   391
Extended Systems, Inc.                *      1,459                 4,669
Extreme Networks, Inc.                *      4,491                18,413
Focus Enhancements, Inc.              *      5,319                 3,457
Gateway, Inc.                         *     13,470                44,451
General Binding Corporation           *      1,597                35,006
Global Imaging Systems, Inc.          *+       945                30,108
Global Payment
  Technologies, Inc.                  *      1,270                 5,156
Hewlett-Packard Company                    126,630             2,977,071
InFocus Corporation                   *      1,636                 6,773
Interland, Inc.                       *        705                 1,375
Interlink Electronics, Inc.           *      1,925                10,895
International Business
  Machines Corporation                      71,991             5,341,732
International Game
  Technology                                13,866               390,328
Iomega Corporation                    *      1,865                 4,942
ION Networks, Inc.                    *        400                    64
Iteris, Inc.                          *      4,263                11,254
Jabil Circuit, Inc.                   *      8,287               254,660
Lexmark International, Inc.           *      5,131               332,643
MTI Technology Corporation            *      3,844                 8,649
Maxtor Corporation                    *     10,146                52,759
Micros Systems, Inc.                  *      1,714                76,701
MTM Technologies, Inc.                *        500                 1,740
Netgear, Inc.                         *      1,206                22,432
Network Engines, Inc.                 *      1,329                 2,379
NYFIX, Inc.                           *        991                 5,857
PalmOne, Inc.                         *      2,287                68,084
Paxar Corporation                     *      1,971                34,985
Pitney Bowes, Inc.                           9,192               400,312
Planar Systems, Inc.                  *        785                 5,770
ProQuest Company                      *      1,332                43,676
Quantum Corporation                   *      6,681                19,843
Safeguard Scientifics, Inc.           *      4,073                 5,213
Sandisk Corporation                   *      6,437               152,750
Scansoft, Inc.                        *+     3,601                13,612
ScanSource, Inc.                      *        563                24,175
Scientific Games
  Corporation Class A                 *      2,517                67,783
SCM Microsystems, Inc.                *      1,494                 4,123
Seagate Technology
  (Cayman Islands)                           9,127               160,179

176
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Silicon Graphics, Inc.                  *+       7,853          $      5,576
SimpleTech, Inc.                        *        1,055                 4,041
Solectron Corporation                   *       44,284               167,836
Storage Technology
  Corporation                           *        4,660               169,111
Symbol Technologies, Inc.                        9,570                94,456
TransAct Technologies, Inc.             *          888                 7,521
VA Software Corporation                 *        2,018                 3,431
Vialstream Holdings, Inc.               *        1,000                   719
Western Digital Corporation             *        8,154               109,427
Zebra Technologies
  Corporation Class A                   *        2,988               130,845
                                                                ------------
                                                                  26,081,705
                                                                ------------
Containers & Packaging--0.1%
Ball Corporation                                 4,676               168,149
Crown Holdings, Inc.                    *        6,844                97,390
Sealed Air Corporation                  *        3,527               175,609
Silgan Holdings, Inc.                              227                12,766
                                                                ------------
                                                                     453,914
                                                                ------------
Cosmetics & Personal Care--1.8%
1-800 Contacts, Inc.                    *+         502                 9,723
Alberto Culver Company
  Class B                                        3,659               158,544
Avon Products, Inc.                             20,628               780,770
Chattem, Inc.                           *          872                36,101
Clorox Company                                   9,258               515,856
Colgate-Palmolive Company                       23,094             1,152,622
Elizabeth Arden, Inc.                   *+       1,017                23,788
Estee Lauder Companies, Inc.
  (The) Class A                                  5,057               197,880
Gillette Company (The)                          39,984             2,024,390
Procter & Gamble Company                       109,118             5,755,974
Quaker Chemical Corporation                        483                 8,428
                                                                ------------
                                                                  10,664,076
                                                                ------------
Diversified--2.7%
General Electric Company                       457,256            15,843,920
                                                                ------------
Electric Utilities--3.1%
AES Corporation (The)                   *       25,835               423,177
Allegheny Energy, Inc.                  *        5,273               132,985
Allete, Inc.                                     1,243                62,026
Alliant Energy Corporation                       4,491               126,422
Ameren Corporation                               8,429               466,124
American Electric Power
  Company, Inc.                                 16,393               604,410
Aquila, Inc.                            *        7,275                26,263
Avista Corporation                               1,759                32,700
Black Hills Corporation                          2,041                75,211
CMS Energy Corporation                  *        6,681               100,616
Calpine Corporation                     *+      17,134                58,256
Centerpoint Energy, Inc.                        12,705               167,833
Central Vermont Public Service
  Corporation                                      540                 9,990
CH Energy Group, Inc.                              694                33,749
Cinergy Corporation                              7,388               331,130
Cleco Corporation                                2,109                45,491
Consolidated Edison, Inc.               +       10,555               494,396
Constellation Energy
  Group, Inc.                                    7,642               440,867
DTE Energy Company                      +        6,985               326,688
Dominion Resources, Inc.                        14,361             1,053,954
DPL, Inc.                                        5,037               138,266
Duke Energy Corporation                 +       38,357             1,140,354

                                                Shares                 Value
--------------------------------------------------------------------------------
Duquesne Light
  Holdings, Inc.                        +        2,789          $     52,099
Edison International                            13,522               548,317
EL Paso Electric Company                *        1,748                35,747
Empire District Electric
  Company (The)                                  1,197                28,680
Energy East Corporation                          5,959               172,692
Entergy Corporation                              9,894               747,492
Exelon Corporation                              28,740             1,475,224
FPL Group, Inc.                                 14,666               616,852
FirstEnergy Corporation                         14,286               687,299
Great Plains Energy, Inc.                        2,828                90,185
Green Mountain Power
  Corporation                                    1,811                54,040
Hawaiian Electric
  Industries, Inc.                               3,066                82,199
Idacorp, Inc.                                    1,515                46,404
KeySpan Corporation                     +        7,299               297,069
MGE Energy, Inc.                                 1,559                56,716
NiSource, Inc.                                  10,893               269,384
Northeast Utilities                              5,201               108,493
NRG Energy, Inc.                        *        4,000               150,400
NSTAR                                            4,374               134,850
OGE Energy Corporation                           4,734               137,002
Otter Tail Corporation                           1,095                29,926
PG&E Corporation                                17,209               646,026
PPL Corporation                                  8,258               490,360
Pepco Holdings, Inc.                             7,066               169,160
Pinnacle West Capital
  Corporation                                    3,789               168,421
Plug Power, Inc.                        *+       2,704                18,522
PNM Resources, Inc.                              2,169                62,489
Progress Energy, Inc.                           10,169               460,046
Public Service Enterprise
  Group, Inc.                                    9,757               593,421
Puget Energy, Inc.                               3,548                82,952
Reliant Energy, Inc.                    *+      11,470               141,999

SCANA Corporation                                4,791               204,624

Sempra Energy                                    8,687               358,860
Sierra Pacific Resources                *+       3,864                48,107

Southern Company (The)                          32,082             1,112,283
TXU Corporation                                 11,039               917,231
TECO Energy, Inc.                       +        7,797               147,441
UIL Holdings Corporation                           898                48,321
Unisource Energy Corporation                     1,571                48,308
Unitil Corporation                                 420                11,340
Westar Energy, Inc.                              2,432                58,441
Wisconsin Energy Corporation                     4,564               177,996
WPS Resources Corporation               +        1,431                80,494
Xcel Energy, Inc.                       +       16,552               323,095
                                                                ------------
                                                                  18,481,915
                                                                ------------
Electrical Equipment--0.4%
Active Power, Inc.                      *        1,093                 3,552
Acuity Brands, Inc.                              1,873                48,117
Advanced Lighting
  Technologies, Inc.                    *++-       972                    --
Aeroflex, Inc.                          *        2,811                23,612
Ametek, Inc.                                     2,823               118,143
Arotech Corporation                     *+       1,269                 1,345
Artesyn Technologies, Inc.              *        1,534                13,346
AZZ, Inc.                               *        1,031                17,836
Baldor Electric Company                          1,338                32,540
C&D Technologies, Inc.                           1,159                10,651
Capstone Turbine
  Corporation                           *        2,450                 3,111
Cataytica Energy
  Systems, Inc.                         *          852                 1,602

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Cherokee International
  Corporation                           *             29      $        108
Cooper Industries Ltd. Class A                     3,973           253,875
Distributed Energy Systems
  Corporation                           *          3,756            15,813
Electro Scientific
  Industries, Inc.                      *          1,421            25,407
Emerson Electric Company                          18,362         1,150,012
Energizer Holdings, Inc.                *+         3,122           194,095
Energy Conversion
  Devices, Inc.                         *+           781            17,479
Evans & Sutherland
  Computer Corporation                  *          1,882             9,692
Franklin Electric Company, Inc.                      902            34,862
FuelCell Energy, Inc.                   *+         1,938            19,787
Genlyte Group, Inc.                     *          1,102            53,711
GrafTech International Ltd.             *          3,487            14,994
JMAR Technologies, Inc.                 *          2,904             3,920
Lincoln Electric Holdings, Inc.                    1,877            62,223
Littelfuse, Inc.                        *            909            25,316
LSI Industries, Inc.                               1,083            15,097
Medis Technologies Ltd.                 *+           704            11,686
Metrologic Instruments, Inc.            *            722             9,054
Moog, Inc. Class A                      *          1,446            45,535
Powell Industries, Inc.                 *          1,045            19,719
Quantum Fuel Systems
  Technologies
  Worldwide, Inc.                       *+         2,809            14,045
Regal-Beloit Corporation                           1,272            37,092
SBS Technologies, Inc.                  *            965             8,955
Servotronics, Inc.                      *            705             3,384
Spectrum Brands, Inc.                   *          1,490            49,170
Superconductor
  Technologies                          *          2,084             1,355
Tech/Ops Sevcon, Inc.                                719             4,278
Teleflex, Inc.                                     1,322            78,487
Thomas & Betts Corporation              *          2,428            68,567
Trans-Lux Corporation                                866             5,932
Ultralife Batteries, Inc.               *            416             6,718
Universal Display
  Corporation                           *+         1,350            13,878
Universal Electronics, Inc.             *            639            10,601
Valence Technology, Inc.                *+         6,972            19,522
Vicor Corporation                                  1,380            18,768
Wilson Greatbatch
  Technologies, Inc.                    *            942            22,514
Woodhead Industries, Inc.                            903            11,387
                                                              ------------
                                                                 2,630,893
                                                              ------------
Electronics--3.4%
8X8, Inc.                               *+         3,048             5,090
AVX Corporation                         +          2,270            27,512
Actel Corporation                       *          1,140            15,846
Adaptec, Inc.                           *          3,850            14,938
Advanced Energy
  Industries, Inc.                      *          1,428            11,224
Advanced Micro
  Devices, Inc.                         *         14,462           250,771
Agere Systems, Inc.                     *          6,929            83,148
Agilent Technologies, Inc.              *+        19,030           438,071
Agilysys, Inc.                                     1,335            20,959
Aixtron AG, Sponsored ADR
  (Germany)                             *+           625             2,237
Alliance Fiber Optic
  Products, Inc.                        *          4,817             4,865
Alliance Semiconductor
  Corporation                           *          1,335             3,404

                                                  Shares             Value
--------------------------------------------------------------------------------
Altera Corporation                      *         14,718      $    291,711
American Power Conversion
  Corporation                                      8,237           194,311
American Superconductor
  Corporation                           *          1,147            10,495
AMIS Holdings, Inc.                     *            850            11,339
Amkor Technology, Inc.                  *+         7,211            32,449
Amphenol Corporation
  Class A                                          3,688           148,147
Analog Devices, Inc.                    +         15,241           568,642
Anaren, Inc.                            *            813            10,691
Applied Micro Circuits
  Corporation                           *         12,746            32,630
Arrow Electronics, Inc.                 *+         4,585           124,529
Atheros
  Communications, Inc.                  *             40               322
Atmel Corporation                       *         18,733            44,397
ATMI, Inc.                              *+         1,559            45,227
Ault, Inc.                              *          1,200             3,240
Avanex Corporation                      *+         5,030             4,527
Avnet, Inc.                             *          5,129           115,556
AXT, Inc.                               *            946             1,230
Barnes Group, Inc.                                 1,009            33,398
Bel Fuse, Inc. Class A                               545            14,001
Belden CDT, Inc.                                   1,894            40,153
Benchmark Electronics, Inc.             *          1,680            51,106
Benthos, Inc.                           *          1,950            21,493
Broadcom Corporation
  Class A                               *         12,065           428,428
California Micro Devices
  Corporation                           *            745             4,232
Caliper Life Sciences, Inc.             *            867             4,855
Carlisle Companies, Inc.                           1,226            84,140
Catalyst Semiconductor, Inc.            *          2,415            10,602
Catapult Communications
  Corporation                           *            750            12,795
Ceradyne, Inc.                          *          1,867            44,939
Ceva, Inc.                              *            692             4,055
Conexant Systems, Inc.                  *         20,460            32,941
Cree, Inc.                              *+         3,097            78,881
CTS Corporation                                    1,580            19,418
Cymer, Inc.                             *+         1,498            39,472
Cypress Semiconductor
  Corporation                           *+         4,876            61,389
DRS Technologies, Inc.                             1,103            56,562
Dolby Laboratories, Inc.
  Class A                               *          1,370            30,222
DSP Group, Inc.                         *          1,194            28,501
EDO Corporation                                    1,198            35,832
Emcor Group, Inc.                       *            727            35,550
Emcore Corporation                      *          1,219             5,034
EMS Technologies, Inc.                  *            960            14,352
ESCO Technologies, Inc.                 *            611            61,589
ESS Technology                          *          1,759             7,405
Esterline Technologies
  Corporation                           *          1,049            42,044
Exar Corporation                        *          1,758            26,177
Fairchild Semiconductor
  International, Inc.                   *          4,903            72,319
Finisar Corporation                     *          6,855             7,198
Flir Systems, Inc.                      *+         2,804            83,671
Freescale Semiconductor,
  Inc. Class B                          *         16,161           342,290
FSI International, Inc.                 *          1,479             5,502
HEI, Inc.                               *          1,050             3,309
Helix Technology
  Corporation                           +          1,144            15,192
HI/FN, Inc.                             *            681             4,093
Hughes Supply, Inc.                                2,390            67,159

178
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Hutchinson Technology, Inc.           *            1,149          $     44,248
Imation Corporation                                1,564                60,668
Innovex, Inc.                         *            1,922                 6,592
Integrated Circuit
  Systems, Inc.                       *            3,056                63,076
Integrated Device
  Technology, Inc.                    *            4,196                45,107
Integrated Silicon
  Solutions, Inc.                     *+           1,269                 9,403
Intel Corporation                                273,552             7,128,765
International Rectifier
  Corporation                         *+           2,631               125,551
Intersil Corporation Class A                       5,757               108,059
ISCO International, Inc.              *            2,000                   500
IXYS Corporation                      *            1,329                18,845
JDS Uniphase Corporation              *           59,556                90,525
Kemet Corporation                     *            3,407                21,464
KVH Industries, Inc.                  *              375                 3,469
LSI Logic Corporation                 *           15,734               133,582
Lattice Semiconductor
  Corporation                         *            4,395                19,514
Lightpath Technologies, Inc.
  Class A                             *+           1,526                 4,593
Linear Technology Corporation                     12,363               453,598
Lowrance Electronics, Inc.                         1,350                28,377
MIPS Technologies, Inc.
  Class A                             *            2,228                16,042
MRV Communications, Inc.              *            4,567                 9,910
Magnetek, Inc.                        *            1,406                 3,613
Mattson Technology, Inc.              *            1,760                12,602
Maxim Integrated
  Products, Inc.                                  14,235               543,919
Maxwell Technologies, Inc.            *+             370                 4,510
MEMC Electronics
  Materials, Inc.                     *            8,581               135,322
Mercury Computer
  Systems, Inc.                       *              963                26,357
Merix Corporation                     *+             674                 3,943
Methode Electronics, Inc.                          1,383                16,416
Micrel, Inc.                          *            3,731                42,981
Micro Linear Corporation              *            1,440                 7,920
Microchip Technology, Inc.                         8,640               255,917
Micron Technology, Inc.               *+          24,041               245,459
Microsemi Corporation                 *            2,474                46,511
Mobility Electronics, Inc.            *              674                 6,167
Molex, Inc.                           +            7,199               187,462
Monolithic System
  Technology, Inc.                    *            1,251                 6,293
Moscow CableCom
  Corporation                         *            1,900                10,934
Mykrolis Corporation                  *            1,830                26,004
National Semiconductor
  Corporation                                     14,384               316,880
Novellus Systems, Inc.                             6,320               156,167
Nu Horizons Electronics
  Corporaton                          *            1,207                 7,725
Numerex Corporation
  Class A                             *            1,800                 9,180
Omnivision
  Technologies, Inc.                  *+           2,354                31,991
ON Semiconductor
  Corporation                         *           11,976                55,090
Oplink Communications, Inc.           *            5,308                 9,077
Optelecom, Inc.                       *              819                 8,354
Opti, Inc.                            *            1,041                 1,759
OSI Systems, Inc.                     *+             867                13,690

                                                  Shares                Value
--------------------------------------------------------------------------------
Park Electrochemical
  Corporation                                     1,086          $     27,367
Pericom Semiconductor
  Corporation                         *           1,023                 8,327
Photronics, Inc.                      *           1,388                32,396
Pixelworks, Inc.                      *           1,927                16,534
Plexus Corporation                    *           1,884                26,809
PLX Technology, Inc.                  *           1,050                10,668
Power Integrations, Inc.              *+          1,262                27,221
Power-One, Inc.                       *           3,459                21,826
Proxim Corporation Class A            *             216                     9
QLogic Corporation                    *           3,921               121,041
Quicklogic Corporation                *           1,050                 3,832
RF Micro Devices, Inc.                *           7,206                39,129
Rambus, Inc.                          *+          4,071                54,470
Raytheon Company                                 19,671               769,530
Reptron Electronics, Inc.             *              70                    77
Research Frontiers, Inc.              *+            752                 2,384
Rockwell Collins, Inc.                            7,347               350,305
Rogers Corporation                    *             803                32,562
Rudolph Technologies, Inc.            *             814                11,665
Sanmina-SCI Corporation               *+         21,464               117,408
Semtech Corporation                   *           2,970                49,450
Sigmatel, Inc.                        *+            797                13,677
Sigmatron International, Inc.         *             282                 2,998
Silicon Image, Inc.                   *           2,948                30,246
Silicon Laboratories, Inc.            *+          2,124                55,670
Silicon Storage
  Technology, Inc.                    *           3,793                15,286
Sipex Corporation                     *           1,030                 1,715
Skyworks Solutions, Inc.              *           5,822                42,908
Somera
  Communications, Inc.                *           2,750                 4,345
Spectrum Control, Inc.                *           1,195                 8,054
Spire Corporation                     *           2,500                16,025
Staktek Holdings, Inc.                *              42                   126
Stratos International, Inc.           *             973                 5,381
Sycamore Networks, Inc.               *           9,917                34,214
Synaptics, Inc.                       *           1,057                22,578
Technitrol, Inc.                                  1,866                26,367
Tegal Corporation                     *           3,754                 3,716
Teledyne Technologies, Inc.           *           1,228                40,008
Teradyne, Inc.                        *+          7,938                95,018
Tessera Technologies, Inc.            *           1,560                52,120
Texas Instruments, Inc.                          75,316             2,114,120
Transmeta Corporation                 *           5,029                 3,068
Transwitch Corporation                *+          2,483                 5,090
Trident Microsystems, Inc.            *           1,509                34,239
Trimble Navigation Ltd.               *           2,072                80,746
Tripath Technology, Inc.              *           4,192                 2,725
Triquint Semiconductor, Inc.          *           4,918                16,377
TTM Technologies, Inc.                *           1,639                12,473
Tvia, Inc.                            *           4,026                 6,925
Tyler Technologies, Inc.              *           1,886                14,258
Varian Semiconductor
  Equipment Associates, Inc.          *           1,497                55,389
Virage Logic Corporation              *             901                 9,280
Vishay Intertechnology, Inc.          *           9,742               115,638
Vitesse Semiconductor
  Corporation                         *           8,323                17,395
Wesco International, Inc.             *           1,550                48,639
Xilinx, Inc.                                     15,105               385,177
YDI Wireless, Inc.                    *           2,197                 5,229
Zoran Corporation                     *           1,650                21,928
                                                                 ------------
                                                                   20,174,096
                                                                 ------------
Entertainment & Leisure--1.8%
Alliance Gaming Corporation           *+          1,971                27,633

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Argosy Gaming Company                     *        1,159          $     54,021
Avid Technology, Inc.                     *+       1,237                65,907
Bally Total Fitness
  Holding Corporation                     *        1,306                 4,231
Blockbuster, Inc. Class A                 +        7,850                71,592
Callaway Golf Company                              2,881                44,454
Cedar Fair, LP                                     2,300                74,037
Churchill Downs, Inc.                                638                27,109
Concord Camera
  Corporation                             *        2,863                 3,579
Dover Downs Gaming &
  Entertainment, Inc.                              1,140                15,116
Dover Motorsports, Inc.                            1,645                 9,870
DreamWorks Animation
  SKG, Inc. Class A                       *        1,300                34,060
Eastman Kodak Company                     +       11,893               319,327
Gaylord Entertainment
  Company                                 *        1,772                82,380
Harrah's Entertainment, Inc.                       7,234               521,354
Hasbro, Inc.                                       7,242               150,561
Hollywood Media
  Corporation                             *        1,494                 6,484
Image Entertainment, Inc.                 *          299                   840
International Speedway
  Corporation Class A                              1,190                66,949
Jakks Pacific, Inc.                       *+         925                17,769
K2, Inc.                                  *        2,544                32,258
Leapfrog Enterprises, Inc.                *+       1,261                14,249
Lexar Media, Inc.                         *+       3,142                15,427
Macrovision Corporation                   *        2,053                46,275
Mattel, Inc.                                      16,641               304,530
Multimedia Games, Inc.                    *+       1,202                13,234
Nashua Corporation                        *        1,541                14,562
National Lampoon, Inc.                    *        3,300                13,200
Nautilus Group, Inc.                               1,359                38,731
New Frontier Media, Inc.                  *        3,808                25,323
News Corporation, Inc.
  Class A                                        106,567             1,724,254
Penn National Gaming, Inc.                *        3,986               145,489
Pinnacle Entertainment, Inc.              *        1,629                31,863
Pinnacle Systems, Inc.                    *        2,430                13,365
RC2 Corporation                           *        1,650                61,990
Regal Entertainment Group
  Class A                                 +        2,743                51,788
Six Flags, Inc.                           *        3,814                17,735
Sonic Solutions, Inc.                     *+         889                16,535
Speedway Motorsports, Inc.                           149                 5,447
Steinway Musical
  Instruments, Inc.                       *          683                20,053
Time Warner, Inc.                         *      191,533             3,200,516
Walt Disney Company                               89,273             2,247,894
Westwood One, Inc.                        +        4,247                86,766
WMS Industries, Inc.                      *+       1,269                42,829
World Wrestling
  Entertainment, Inc.                              1,030                11,763
Xerox Corporation                         *       41,462               571,761
                                                                  ------------
                                                                    10,365,110
                                                                  ------------
Financial Services--3.8%
Accredited Home Lenders
  Holding Company                         *+         729                32,076
Affiliated Managers Group                 *+       1,354                92,519
AG Edwards, Inc.                                   3,542               159,921
Alliance Capital Management
  Holdings, Inc.                                   1,100                51,414
American Home Mortgage
  Investment Corporation REIT                      1,107                38,701

                                                  Shares                Value
--------------------------------------------------------------------------------
Ameritrade Holding
  Corporation                           *         12,454          $    231,520
AmNet Mortgage, Inc.                    *            529                 4,893
Ampal American Israel
  Corporation Class A                   *          1,391                 5,592
Anworth Mortgage Asset
  Corporation REIT                                   834                 8,207
Bear Stearns Companies,
  Inc. (The)                                       4,068               422,828
Berkshire Hathaway, Inc.
  Class A                               *             45             3,757,500
BlackRock, Inc.                                      906                72,888
Capital Trust Class A                              1,823                60,906
CapitalSource, Inc.                     *+         4,712                92,497
Catskill Litigation Trust               *++-         582                    --
Certegy, Inc.                                      3,068               117,259
Charles Schwab Corporation
  (The)                                           48,390               545,839
CharterMac                                         1,905                41,834
Cherokee, Inc.                                       994                34,412
Chicago Mercantile
  Exchange                              +          1,415               418,132
Countrywide Financial
  Corporation                                     24,520               946,717
Diamond Hill Investment
  Group, Inc.                           *          1,310                22,925
Doral Financial Corporation
  (Puerto Rico)                                    4,427                73,223
E*Trade Financial
  Corporation                           *         14,978               209,542
Eaton Vance Corporation                            5,282               126,293
E-Loan, Inc.                            *          2,150                 7,181
ePresense, Inc.                         ++-        1,173                    --
Equity Lifestyle Properties, Inc.
  REIT                                             1,140                45,326
Federal Home Loan Mortgage
  Corporation                                     29,970             1,954,943
Federal National Mortgage
  Association                                     42,121             2,459,866
Federated Investors, Inc.
  Class B                                          4,508               135,285
Fieldstone Investment
  Corporation REIT                                 1,900                27,360
First Marblehead
  Corporation (The)                     *+         1,843                64,616
Franklin Resources, Inc.                           6,114               470,656
Friedman Billings Ramsey
  Group, Inc. Class A                   +          6,080                86,944
Gabelli Asset Management,
  Inc. Class A                                       558                24,658
Gables Residential Trust REIT                      1,322                57,150
Goldman Sachs Group, Inc.                         17,947             1,830,953
Instinet Group, Inc.                    *          1,291                 6,765
Integrated Telecom
  Express, Inc.                         ++-        1,103                    --
Investment Technology
  Group, Inc.                           *          2,078                43,680
Janus Capital Group, Inc.               +          9,990               150,250
Jefferies Group, Inc.                              2,339                88,625
Kent Financial Services, Inc.                      2,200                 6,160
Kilroy Realty Corporation REIT                     1,316                62,497
Knight Capital Group,
  Inc.--Class A                         *          4,630                35,281
LaBranche & Company, Inc.               *          2,588                16,304
Ladenburg Thalmann
  Financial Services, Inc.              *            495                   282
Legg Mason, Inc.                                   4,150               432,057
Lehman Brothers
  Holdings, Inc.                        +         11,768             1,168,327
Macerich Company (The) REIT                        2,360               158,238

180
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                   Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Meristar Hospitality
  Corporation REIT                      *           3,449      $     29,661
Merrill Lynch & Company, Inc.                      37,426         2,058,804
MFA Mortgage Investments,
  Inc. REIT                                         4,149            30,910
Morgan Stanley                                     43,843         2,300,442
New Century Financial
  Corporation REIT                      +           1,311            67,451
Nuveen Investments, Inc.
  Class A                               +           2,324            87,429
Pennsylvania REIT                                   1,510            71,725
ProcureNet, Inc.                        ++-           895                --
PS Business Parks, Inc. REIT                        1,323            58,807
Raymond James
  Financial, Inc.                                   3,541           100,033
Reckson Associates Realty
  Corporation REIT                                  2,412            80,923
Saxon REIT, Inc. REIT                               1,295            22,106
SEI Investments Company                             2,959           110,519
Siebert Financial
  Corporation                           *           1,469             4,848
Starbiz Corporation                     ++-             8                --
SumTotal Systems, Inc.                  *             317             1,433
Sutter Holding
  Company, Inc.                         *             850             2,019
SWS Group, Inc.                                       882            15,153
T. Rowe Price Group, Inc.                           5,166           323,392
Trustreet Properties, Inc. REIT                     2,089            34,698
Value Line, Inc.                                      573            22,490
Waddell & Reed Financial, Inc.
  Class A                                           3,971            73,463
Westwood Holdings
  Group, Inc.                                       1,027            18,383
                                                               ------------
                                                                 22,415,731
                                                               ------------
Food Retailers--0.4%
7-Eleven, Inc.                          *           1,300            39,312
Albertson's, Inc.                       +          14,224           294,152
Arden Group, Inc. Class A                             260            20,613
Fresh Brands, Inc.                      *           1,871            12,676
Kroger Company                          *+         29,621           563,688
Panera Bread Company
  Class A                               *+          1,250            77,606
Pantry, Inc. (The)                      *           1,200            46,476
Pathmark Stores, Inc.                   *             950             8,322
Ruddick Corporation                                 1,967            50,218
Starbucks Corporation                   *          17,330           895,268
Weis Markets, Inc.                                    382            14,818
Whole Foods Market, Inc.                            2,518           297,879
Wild Oats Markets, Inc.                 *+          1,309            14,988
                                                               ------------
                                                                  2,336,016
                                                               ------------
Forest Products & Paper--0.8%
American Woodmark
  Corporation                                         800            24,008
Bemis Company                                       4,410           117,041
Bowater, Inc.                                       2,289            74,095
Buckeye Technologies, Inc.              *           1,251             9,970
Building Material Holding
  Corp.                                               900            62,361
Caraustar Industries, Inc.              *           1,610            16,905
Chesapeake Corporation                                814            17,045
Deltic Timber Corporation                             724            27,534
Fibermark, Inc.                         *             843                19
Georgia-Pacific Corporation                        10,547           335,395
Glatfelter                                          1,740            21,576
Greif, Inc. Class A                                   426            26,029

                                                   Shares             Value
--------------------------------------------------------------------------------
International Paper Company                        21,137      $    638,549
Kimberly Clark Corporation                         21,534         1,347,813
Longview Fibre Company                              2,324            47,758
Martin Marietta Materials, Inc.                     1,737           120,061
MeadWestvaco Corporation                            9,124           255,837
Neenah Paper, Inc.                                    652            20,192
Packaging Corporation
  of America                            +           4,339            91,336
Pactiv Corporation                      *           6,523           140,766
Playtex Products, Inc.                  *           2,449            26,351
Pope & Talbot, Inc.                                   894             9,923
Potlatch Corporation                                1,352            70,750
Rock-Tenn Company Class A                           1,450            18,342
Schweitzer-Mauduit
  International, Inc.                                 724            22,538
Smurfit-Stone Container
  Corporation                                      10,013           101,832
Sonoco Products Company                             3,353            88,854
Temple-Inland, Inc.                                 4,506           167,398
United Stationers, Inc.                 *+          1,278            62,750
US Home Systems, Inc.                   *           1,291             6,468
Wausau Paper Corporation                            1,903            22,798
Weyerhaeuser Company                               10,421           663,297
                                                               ------------
                                                                  4,655,591
                                                               ------------
Health Care Providers--1.6%
Accredo Health, Inc.                    *           2,188            99,335
Alliance Imaging, Inc.                  *           1,429            14,947
American Healthways, Inc.               *+          1,362            57,572

Amsurg Corporation                      *+          1,423            39,403

Apria Healthcare Group, Inc.            *+          2,101            72,779
Beverly Enterprises, Inc.               *           4,439            56,553
Caremark Rx, Inc.                       *          20,254           901,708
Community Health
  Systems, Inc.                         *           4,282           161,817
Covance, Inc.                           *           2,839           127,386
Coventry Health Care, Inc.              *           4,379           309,814
Cross Country
  Healthcare, Inc.                      *           1,339            22,763
CryoLife, Inc.                          *+            937             7,271
DaVita, Inc.                            *           4,290           195,109
Edwards Lifesciences
  Corporation                           *+          2,575           110,776
Enzo Biochem, Inc.                      *           1,353            24,259
Enzon Pharmaceuticals, Inc.             *           1,765            11,437
Express Scripts, Inc.                   *+          6,518           325,770
Genesis HealthCare
  Corporation                           *             975            45,123

HCA, Inc.                                          17,362           983,905

Health Management
  Associates, Inc. Class A              +           9,953           260,570
Hooper Holmes, Inc.                                 1,959             8,130
Immunomedics, Inc.                      *+          2,141             3,661
Interleukin Genetics, Inc.              *           2,825             8,616
Kindred Healthcare, Inc.                *           1,800            71,298
Laboratory Corporation of
  America Holdings                      *           5,915           295,158
LCA-Vision, Inc.                                      616            29,851
LifePoint Hospitals, Inc.               *           2,149           108,567
Lincare Holdings, Inc.                  *           4,169           170,262
Manor Care, Inc.                                    3,698           146,922
Matria Healthcare, Inc.                 *             870            28,040
National Healthcare
  Corporation                                         431            15,219
NeighborCare, Inc.                      *           2,083            69,093
Nektar Therapeutics                     *           2,368            39,877
NovaMed, Inc.                           *           1,250             7,587

                See accompanying notes to financial statements.
                                                                             181

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                 Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
OCA, Inc.                              *+         2,133      $      4,010
Odyssey HealthCare, Inc.               *+         1,593            22,971
Pacificare Health Systems              *+         3,451           246,574
Pediatrix Medical
  Group, Inc.                          *          1,091            80,232
Psychemedics Corporation                            302             3,932
Psychiatric Solutions, Inc.            *          1,331            64,833
RehabCare Group, Inc.                  *            739            19,753
Renal Care Group, Inc.                 *          2,698           124,378
Sagemark Companies Ltd.                *          1,088             2,209
Sierra Health Services, Inc.           *+         1,237            88,396
Specialty Laboratories, Inc.           *          1,183             9,949
Sunrise Senior Living, Inc.            *            975            52,630
Symbion, Inc.                          *+         1,415            33,748
Tenet Healthcare
  Corporation                          *+        19,289           236,097
Triad Hospitals, Inc.                  *          3,297           180,148
U.S. Physical Therapy, Inc.            *          1,300            24,934
United Surgical Partners
  International, Inc.                  *          1,275            66,402
UnitedHealth Group, Inc.                         56,634         2,952,897
Universal Health Services,
  Inc. Class B                         +          2,373           147,553
VCA Antech, Inc.                       *+         3,442            83,468
VistaCare, Inc. Class A                *          1,341            24,768
                                                             ------------
                                                                9,300,460
                                                             ------------
Heavy Construction--0.2%
Blount International, Inc.             *          1,532            25,569
Centex Corporation                                4,760           336,389
Granite Construction, Inc.                        1,889            53,081
Hovnanian Enterprises, Inc.            *          2,378           155,046
Lennar Corporation Class A             +          6,375           404,494
Levitt Corporation Class A                          763            22,829
M/I Schottenstein Homes, Inc.                       610            33,001
McDermott
  International, Inc.                  *          2,759            57,939
McGrath Rentcorp                                    916            21,709
WCI Communities, Inc.                  *+         1,921            61,530
William Lyon Homes, Inc.               *            532            51,609
                                                             ------------
                                                                1,223,196
                                                             ------------
Heavy Machinery--2.2%
Ablest, Inc.                           *            850             5,805
Actuant Corporation
  Class A                              *          1,011            48,467
Agco Corporation                       *+         3,068            58,660
American Standard
  Companies, Inc.                                 8,463           354,769
Ampco-Pittsburgh Corporation                        613             7,356
Applied Industrial
  Technologies, Inc.                              1,371            44,270
Applied Materials, Inc.                          73,712         1,192,660
Astec Industries, Inc.                 *            821            19,039
Asyst Technologies, Inc.               *          1,782             7,948
Aviall, Inc.                           *          1,365            43,120
Axcelis Technologies, Inc.             *          4,095            28,092
Baker Hughes, Inc.                               14,494           741,513
Black & Decker Corporation             +          3,225           289,766
Briggs & Stratton
  Corporation                          +          1,822            63,078
Brooks Automation, Inc.                *          1,834            27,235
Caterpillar, Inc.                                14,909         1,420,977
Cooper Cameron
  Corporation                          *          1,733           107,533
Cummins, Inc.                          +          1,755           130,941

                                                 Shares             Value
--------------------------------------------------------------------------------
Deere & Company                                  10,859      $    711,156
Donaldson Company, Inc.                           3,810           115,557
Dover Corporation                                 7,805           283,946
Dril-Quip, Inc.                        *            988            28,662
Dycom Industries, Inc.                 *          2,076            41,126
Eaton Corporation                                 6,607           395,759
Electroglas, Inc.                      *          1,990             6,209
Engineered Support
  Systems, Inc.                                   1,458            52,240
EnPro Industries, Inc.                 *            981            28,321
Entegris, Inc.                         *          3,195            31,630
Fedders Corporation                               1,828             4,022
Flowserve Corporation                  *          2,375            71,867
FMC Technologies, Inc.                 *          2,695            86,159
Gardner Denver, Inc.                   *            918            32,203
Graco, Inc.                                       2,883            98,224
Grant Prideco, Inc.                    *          4,753           125,717
Hurco Companies, Inc.                  *            300             4,788
Hydril                                 *          1,094            59,459
Idex Corporation                                  2,203            85,058
Ingersoll-Rand Company
  Class A                                         7,598           542,117
Insituform Technologies,
  Inc. Class A                         *          1,223            19,605
Joy Global, Inc.                                  3,066           102,987
Kadant, Inc.                           *            721            15,812
Kaydon Corporation                                1,422            39,603
Kennametal, Inc.                                  1,598            73,268
Knight Transportation, Inc.                       2,586            62,917
Kulicke and Soffa
  Industries, Inc.                     *          2,008            15,883
Lam Research Corporation               *+         5,335           154,395
Lennox International, Inc.             +          2,437            51,591
Lindsay Manufacturing
  Company                                           808            19,053
Manitowoc Company                                 1,261            51,726
Matrix Service Company                 *+           468             2,143
Modine Manufacturing
  Company                                         1,208            39,332
MPM Technologies, Inc.                 *            950               152
NACCO Industries, Inc.
  Class A                                           309            33,131
National-Oilwell Varco, Inc.           *          7,090           337,059
Nordson Corporation                               1,522            52,174
Oil States International, Inc.         *          2,026            50,994
Oilgear Company (The)                  *          1,300            15,054
Pall Corporation                                  5,186           157,447
Paragon Technologies, Inc.             *          1,800            21,294
Parker Hannifin Corporation                       5,221           323,754
Pentair, Inc.                                     3,618           154,887
Robbins & Myers, Inc.                               868            18,671
Rockwell Automation, Inc.                         7,135           347,546
Sauer-Danfoss, Inc.                               1,531            27,206
Semitool, Inc.                         *          1,060            10,112
SPX Corporation                                   3,125           143,687
Standex International
  Corporation                                       724            20,569
Stanley Works (The)                               3,365           153,242
Stewart & Stevenson Services                      1,366            30,954
Tecumseh Products Company
  Class A                                           712            19,537
Tennant Company                                     640            22,662
Terex Corporation                      *          2,062            81,243
Thomas Industries, Inc.                             955            38,162
Timken Company                                    3,702            85,516
Toro Company                                      2,550            98,455
TurboChef
  Technologies, Inc.                   *+           993            17,795
Ultratech, Inc.                        *            971            17,769

182
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                   Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
United Technologies
  Corporation                                      40,754      $  2,092,718
UNOVA, Inc.                              *+         2,374            63,220
Varian Medical
  Systems, Inc.                          *+         5,512           205,763
W.W. Grainger, Inc.                                 3,286           180,040
Watsco, Inc.                                          553            23,558
Willis Lease Finance
  Corporation                            *          1,234             9,872
WJ Communications, Inc.                  *          1,509             2,595
Woodward Governor
  Company                                             408            34,284
York International Corporation                      1,671            63,498
                                                               ------------
                                                                 12,998,384
                                                               ------------
Home Construction, Furnishings &
Appliances--0.9%
American Technology
  Corporation                            *+         3,686            21,194
Applica, Inc.                            *          1,507             4,868
Bassett Furniture
  Industries, Inc.                                  1,139            21,482
BE Aerospace, Inc.                       *          2,393            37,403
Beazer Homes USA, Inc.                   +          1,494            85,382
Brookfield Homes Corporation                        1,218            55,541
Dominion Homes, Inc.                     *+           650            10,491
DR Horton, Inc.                          +         12,822           482,235
DTS, Inc.                                *            755            13,462
Ethan Allen Interiors, Inc.              +          1,551            51,974
Fossil, Inc.                             *          3,154            71,596
Furniture Brands
  International, Inc.                    +          2,341            50,589
Gemstar-TV Guide
  International, Inc.                    *         16,221            58,233
Harman International
  Industries, Inc.                       +          2,728           221,950
Helen of Troy Ltd.                       *          1,333            33,938
Herman Miller, Inc.                                 3,155            97,300
Hillenbrand Industries, Inc.                        2,596           131,228
HNI Corporation                                     2,512           128,489
Johnson Controls, Inc.                              8,295           467,257
KB Home                                  +          3,848           293,333
Kimball International, Inc.
  Class B                                           1,500            19,800
Kinetic Concepts, Inc.                   *          2,200           132,000
Layne Christensen
  Company                                *            510            10,131
La-Z-Boy, Inc.                           +          2,404            35,026
Leggett & Platt, Inc.                               8,763           232,921
Masco Corporation                        +         18,520           588,195
Maytag Corporation                       +          3,261            51,067
MDC Holdings, Inc.                                  1,691           139,085
Meritage Corporation                     *+         1,300           103,350
Movado Group, Inc.                                  1,678            31,681
National Presto Industries, Inc.                      535            23,577
NVR, Inc.                                *+           262           212,220
Palm Harbor Homes, Inc.                  *+         1,181            22,238
Parkervision, Inc.                       *+         1,052             6,470
Pulte Homes, Inc.                                   5,149           433,803
Rowe Furniture Corporation               *            970             4,074
Ryland Group, Inc.                       +          1,852           140,511
Salton, Inc.                             *+           701               799
Select Comfort Corporation               *          1,403            30,066
Skyline Corporation                                   720            28,750
Standard-Pacific
  Corporation                            +          1,284           112,928
Steelcase, Inc. Class A                             1,992            27,589

                                                   Shares             Value
--------------------------------------------------------------------------------
Technical Olympic USA, Inc.                        1,793       $     43,534
Tempur-Pedic
  International, Inc.                   *          1,346             29,854
Toll Brothers, Inc.                     *+         2,066            209,802
Virco Manufacturing
  Corporation                           *            799              5,441
Walter Industries, Inc.                 +          2,140             86,028
Whirlpool Corporation                   +          2,590            181,585
                                                               ------------
                                                                  5,280,470
                                                               ------------
Household Products--0.5%
Anchor Glass Container
  Corporation                                        164                221
Apogee Enterprises, Inc.                           1,250             19,212
Charles & Colvard Ltd.                  +          1,475             36,217

Ferro Corporation                                  1,818             36,105

Fortune Brands, Inc.                               6,052            537,418
Gentex Corporation                                 6,594            120,011
Illinois Tool Works, Inc.                         11,285            899,189
Kronos Worldwide, Inc.                             1,131             34,145
Lazare Kaplan International             *          1,139             11,618
Libbey, Inc.                                         749             11,842
Newell Rubbermaid, Inc.                 +         11,388            271,490
Owens-IIlinois, Inc.                    *          6,064            151,903
Rohm & Haas Company                                6,241            289,208
RPM, Inc.                                          4,832             88,232
Snap-On, Inc.                                      2,419             82,972
Valspar Corporation                                1,862             89,916
                                                               ------------
                                                                  2,679,699
                                                               ------------
Industrial--Diversified--0.1%
Blyth, Inc.                                        1,839             51,584
Daktronics, Inc.                                   1,800             36,018
Identix, Inc.                           *          3,461             17,409
Roper Industries, Inc.                             1,490            106,341
Russ Berrie & Company, Inc.                        1,156             14,808
Shuffle Master, Inc.                    *+         1,527             42,802
Yankee Candle Company, Inc.                        2,152             69,079
Zomax, Inc. MN                          *          1,549              4,306
                                                               ------------
                                                                    342,347
                                                               ------------
Industrial Automat/Robot--0.0%
PPT Vision, Inc.                        *            200                340
                                                               ------------
Insurance--4.9%
21st Century Insurance Group                       3,010             44,668
Aflac, Inc.                                       22,081            955,666
Aetna, Inc.                                       13,462          1,114,923
Alfa Corporation                                   1,928             28,380
Alleghany Corporation                   *            343            101,871
Allmerica Financial
  Corporation                           *          2,346             87,013
Allstate Corporation (The)                        30,195          1,804,151
AMBAC Financial Group, Inc.                        4,735            330,314
American Financial
  Group, Inc.                                      1,617             54,202
American Independence
  Corporation                           *            430              5,633
American International
  Group, Inc.                                     99,620          5,787,922
American National Insurance                          945            108,382
American Physicians
  Capital, Inc.                         *            860             31,949
Amerigroup Corporation                  *          1,950             78,390
AmerUs Group Company                    +          1,580             75,919
AON Corporation                                   12,212            305,788
Arch Capital Group Ltd.
  (Bermuda)                             *          1,428             64,331

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                    Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Argonaut Group, Inc.                      *          1,387      $     32,026
Arthur J. Gallagher &
  Company                                 +          3,230            87,630
Assurant, Inc.                                       5,717           206,384
Baldwin & Lyons, Inc. Class B                          945            22,775
Bristol West Holdings, Inc.                          1,365            24,979
Brown & Brown, Inc.                                  2,518           113,159
Centene Corporation                       *          1,972            66,220
Chubb Corporation                                    7,793           667,159
Cigna Corporation                                    5,831           624,092
Cincinnati Financial
  Corporation                                        6,788           268,533
Clark, Inc.                                          1,174            16,823
CNA Financial Corporation                 *          1,422            40,413
CNA Surety Corporation                    *          1,486            22,067
Commerce Group, Inc.                                 1,543            95,836
Conseco, Inc.                             *          6,600           144,012
Crawford & Company Class B                           1,891            14,031
Danielson Holding
  Corporation                             *          2,954            36,009
Delphi Financial Group, Inc.
  Class A                                            1,297            57,263
Donegal Group, Inc. Class B                            569            10,057
EMC Insurance Group, Inc.                              341             6,165
Erie Indemnity Company
  Class A                                            2,023           109,748
FBL Financial Group, Inc.
  Class A                                            1,275            35,203
Fidelity National Financial, Inc.                    6,737           240,444
First American Corporation                           3,159           126,802
Gainsco, Inc.                             *            385               608
Genworth Financial, Inc.
  Class A                                            9,800           296,254
Great American Financial
  Resources, Inc.                                    1,717            34,014
Harleysville Group, Inc.                             1,351            28,222
Hartford Financial Services
  Group, Inc.                                       12,739           952,622
HCC Insurance Holdings, Inc.                         2,666           100,961
Health Net, Inc.                          *          4,879           186,183
HealthExtras, Inc.                        *          1,864            37,410
Hilb Rogal & Hobbs Company                           1,604            55,178
Horace Mann Educators
  Corporation                                        2,000            37,640
Humana, Inc.                              *+         6,683           265,582
Independence Holding
  Company                                              961            16,962
Infinity Property & Casualty
  Corporation                                          810            28,253
Jefferson Pilot Corporation                          5,454           274,991
Kansas City Life Insurance
  Company                                              902            43,341
LabOne, Inc.                              *            602            23,966
Landamerica Financial
  Group, Inc.                                          845            50,168
Leucadia National
  Corporation                             +          4,059           156,799
Lincoln National
  Corporation                             +          7,387           346,598
Loews Corporation                                    5,496           425,940
MBIA, Inc.                                +          5,981           354,733
MGIC Investment Corporation                          4,084           266,358
Markel Corporation                        *            412           139,668
Marsh & McLennan
  Companies, Inc.                                   21,504           595,661
Mercury General Corporation                          1,109            60,463
Metlife, Inc.                                       18,245           819,930

                                                    Shares             Value
--------------------------------------------------------------------------------
National Financial Partners
  Corporation
                                                     1,495      $     58,514
Nationwide Financial
  Services Class A                                   2,414            91,587
Navigators Group, Inc.                    *            938            32,427
Odyssey Re Holdings
  Corporation                             +            505            12,463
Ohio Casualty Corporation                            2,335            56,460
Old Republic International
  Corporation                                        7,353           185,957
PMI Group, Inc. (The)                                3,929           153,152
Philadelphia Consolidated
  Holding Corporation                     *            854            72,385
Phoenix Companies,
  Inc. (The)                              +          4,217            50,182
PMA Capital Corporation
  Class A                                 *          1,826            16,124
Presidential Life Corporation                        1,144            19,574
Principal Financial Group                           12,801           536,362
ProAssurance Corporation                  *          1,647            68,779
Progressive Corporation (The)                        7,663           757,181
Protective Life Corporation                          3,130           132,149
Prudential Financial, Inc.                          21,930         1,439,924
Radian Group, Inc.                                   3,844           181,514
Reinsurance Group of
  America, Inc.                                      2,540           118,135
RLI Corporation                                      1,164            51,914
Safeco Corporation                                   5,751           312,509
Selective Insurance Group                            1,061            52,573
St. Paul Travelers Companies                        29,139         1,151,865
Stancorp Financial Group, Inc.                       1,230            94,193
State Auto Financial
  Corporation                                          488            15,148
Stewart Information Services
  Corporation                                        1,239            52,038
Torchmark Corporation                                4,697           245,183
Transatlantic Holdings, Inc.                         1,167            65,142
Triad Guaranty, Inc.                      *            692            34,870
UICI                                                 2,484            73,949
United American
  Healthcare Corporation                  *          4,251             9,352
United Fire & Casualty
  Company                                            1,250            55,525
Unitrin, Inc.                                        3,006           147,595
Universal American
  Financial Corporation                   *          1,812            40,987
UnumProvident Corporation                 +         13,588           248,932
USI Holdings Corporation                  *+         1,550            19,964
WellChoice, Inc.                          *          1,356            94,201
WellPoint, Inc.                           *         25,886         1,802,701
Wesco Financial Corporation                            187            67,320
White Mountains Insurance
  Group Ltd.                                           300           189,270
WR Berkley Corporation                               5,040           179,827
Zenith National Insurance
  Corporation                                          999            67,792
                                                                ------------
                                                                  28,701,556
                                                                ------------
Lodging--0.4%
Ameristar Casinos, Inc.                                300             7,827
Aztar Corporation                         *          1,549            53,053
Boyd Gaming Corporation                              2,619           133,909
Choice Hotels
  International, Inc.                                1,508            99,076
Empire Resorts, Inc.                      *+           582             2,357
Hilton Hotels Corporation                           14,441           344,418
International Leisure
  Hosts Ltd.                              *          1,200             7,650
Isle of Capri Casinos, Inc.               *          1,250            32,750

184
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                            Shares            Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
John Q. Hammons
  Hotels, Inc.                                 *             1,300     $     30,615
La Quinta Corporation                          *             7,161           66,812
Las Vegas Sands
  Corporation                                  *+            5,400          193,050
MGM Mirage, Inc.                               *+            5,184          205,183
Marcus Corporation                                           1,505           31,936
Marriott International, Inc.
  Class A                                                    7,996          545,487
Starwood Hotels & Resorts
  Worldwide, Inc.                                            8,391          491,461
Station Casinos, Inc.                                        2,465          163,676
Vail Resorts, Inc.                             *             1,491           41,897
Wynn Resorts Ltd.                              *+            2,554          120,728
                                                                       ------------
                                                                          2,571,885
                                                                       ------------
Media--Broadcasting & Publishing--2.4%
4Kids Entertainment, Inc.                      *+              605           12,027
Acme Communications, Inc.                      *             1,200            4,824
American Greetings
  Corporation Class A                                        2,760           73,140
Banta Corporation                                            1,074           48,717
Beasley Broadcasting
  Group, Inc. Class A                          *             1,150           16,663
Belo Corporation Class A                                     4,721          113,162
Cablevision Systems
  Corporation Class A                          *             9,044          291,217
Charter Communications,
  Inc. Class A                                 *+           11,237           13,260
Citadel Broadcasting
  Corporation                                  *+            1,025           11,736
Clear Channel
  Communications, Inc.                                      23,543          728,185
Comcast Corporation
  Class A                                      *            98,004        3,008,723
COX Radio, Inc. Class A                        *             1,752           27,594
Crown Media Holdings, Inc.                     *             5,899           55,628
Cumulus Media, Inc.
  Class A                                      *             2,174           25,610
Dex Media, Inc.                                              4,400          107,404
DIRECTV Group, Inc. (The)                      *+           39,747          616,078
Dow Jones & Company, Inc.                      +             3,384          119,963
EchoStar Communications
  Corporation Class A                                        9,386          282,988
Emmis Communications
  Corporation Class A                          *             1,174           20,745
Entercom Communications
  Corporation                                  *+            2,183           72,672
Entravision
  Communications
  Corporation Class A                          *             2,852           22,217
EW Scripps Company
  Class A                                      +             3,612          176,266
Gannett Company, Inc.                                       11,048          785,844
Granite Broadcasting
  Corporation                                  *             5,454            1,200
Gray Television, Inc.                                        1,838           22,166
Harte-Hanks, Inc.                                            3,119           92,728
Hearst-Argyle Television, Inc.                               2,184           53,508
Hollinger International, Inc.                                3,613           36,166
IAC/InterActiveCorp                            *+           21,915          527,056
Insight Communications
  Company, Inc.                                *             1,885           20,829
John Wiley & Sons Class A                                    2,491           98,967
Journal Communications,
  Inc. Class A                                               3,900           65,520

                                                            Shares            Value
-----------------------------------------------------------------------------------
Journal Register Company                       *             1,817     $     31,816
Knight-Ridder, Inc.                            +             3,016          185,001
Lee Enterprises, Inc.                                        1,973           79,098
Liberty Corporation                                            935           34,417
Liberty Global, Inc.--Class A                  *             9,003          420,170
Liberty Media Corporation
  Class A                                      *           109,034        1,111,056
LIN TV Corporation Class A                     *             1,419           19,710
Lodgenet Entertainment
  Corporation                                  *             1,250           20,737
McClatchy Company Class A                                      901           58,961
McGraw-Hill Companies,
  Inc. (The)                                                15,900          703,575
Media General, Inc. Class A                                    952           61,652
Mediacom Communications
  Corporation                                  *             3,433           23,585
Meredith Corporation                                         2,083          102,192
New York Times Company
  Class A                                      +             5,682          176,994
Pac-West Telecomm, Inc.                        *             5,562            5,729
Paxson Communications
  Corporation                                  *             2,670            1,602
Playboy Enterprises, Inc.
  Class B                                      *+            1,251           16,188
Price Communications
  Corporation                                  *             2,062           35,673
Primedia, Inc.                                 *             8,853           35,855
Radio One, Inc. Class A                        *             4,327           55,083
Radio Unica
  Communications
  Corporation                                  *++-          1,900               --
Readers Digest Association,
  Inc. (The)                                                 3,917           64,630
Regent Communications,
  Inc.                                         *             1,600            9,392
RH Donnelley Corporation                       *             1,409           87,330
Salem Communications
  Corporation Class A                          *               850           16,864
Scholastic Corporation                         *             1,845           71,125
Sinclair Broadcast Group,
  Inc. Class A                                               2,049           18,605
Spanish Broadcasting
  System, Inc. Class A                         *             1,300           12,987
Speedus Corporation                            *             4,207            6,197
Tivo, Inc.                                     *+            2,696           18,009
Tribune Company                                              9,158          322,178
Univision Communications,
  Inc. Class A                                 *+           12,782          352,144
Viacom, Inc. Class B                                        65,188        2,087,320
Washington Post Class B                                        258          215,438
Worldgate Communications                       *+            3,160           10,238
Young Broadcasting, Inc.
  Class A                                      *               831            3,449
YouthStream Media
  Networks, Inc.                               *             1,159              162
                                                                       ------------
                                                                         14,027,965
                                                                       ------------
Medical Equipment & Supplies--0.3%
Abaxis, Inc.                                   *               749            8,149
Abiomed, Inc.                                  *               886            7,575
ADE Corporation                                *+              967           27,124
Advanced Medical
  Optics, Inc.                                 *+            2,304           91,584
Aetrium, Inc.                                  *               614            1,781
Aksys Ltd.                                     *+              997            1,984
Aradigm Corporation                            *             1,124            1,191
Arrow International, Inc.                                    1,305           41,629
August Technology
  Corporation                                  *               688            8,015

                See accompanying notes to financial statements.
                                                                            185

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                 Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Avigen, Inc.                          *           1,009     $      3,128
Axsys Technologies, Inc.              *             883           15,586
BEI Technologies, Inc.                              500           13,340
Bioject Medical
  Technologies, Inc.                  *           4,490            5,163
Biolase Technology, Inc.              +             765            4,835
BioVeris Corporation                  *           1,071            4,680
Britesmile, Inc.                      *+          1,080            4,039
Bruker BioSciences
  Corporation                         *           1,667            6,651
Cardiodynamics
  International Corporation           *           1,872            2,995
CardioGenesis Corporation             *           1,202              661
Cerus Corporation                     *           1,010            4,474
Coherent, Inc.                        *           1,348           48,541
Cohu, Inc.                                          859           17,223
Cooper Companies, Inc.                            1,627           99,019
Curon Medical, Inc.                   *           4,728            3,215
Cygnus, Inc.                          *           1,179              158
Dade Behring Holdings, Inc.                       1,560          101,416
Electro-Sensors, Inc.                             2,581           12,776
Excel Technology, Inc.                *             562           13,657
Faro Technologies, Inc.               *             453           12,349
Formfactor, Inc.                      *           1,417           37,437
Frequency Electronics, Inc.                         821           10,673
HealthTronics Surgical
  Services, Inc.                      *           2,529           32,852
Hologic, Inc.                         *           1,346           53,503
II-VI, Inc.                           *             682           12,542
Illumina, Inc.                        *           1,280           15,450
Integra LifeSciences
  Holdings Corporation                *+          1,190           34,748
Intermagnetics General
  Corporation                         *             997           30,668
Intest Corporation                    *             950            3,420
Intuitive Surgical, Inc.              *           1,610           75,090
Ixia                                  *           2,330           45,295
Meade Instruments
  Corporation                         *           1,640            4,576
Mechanical Technology, Inc.           *             957            3,407
Medwave, Inc.                         *           2,500            8,450
Mesa Laboratories, Inc.                           1,200           16,716
Micro Therapeutics, Inc.              *           1,650            6,567
Molecular Devices
  Corporation                         *             909           19,662
MTS Systems Corporation                           1,342           45,064
Nanogen, Inc.                         *+            950            3,648
OI Corporation                        *           1,600           19,520
Orbit International
  Corporation                         *           2,250           25,582
Orthologic Corporation                *           1,516            5,867
OYO Geospace Corporation              *             550           11,539
Palomar Medical
  Technologies, Inc.                  *           1,116           26,695
Physiometrix, Inc.                    *+          3,187            5,004
Q-Med, Inc.                           *+          1,634           15,098
Resmed, Inc.                          *+          1,517          100,107
Somanetics Corporation                *           1,352           30,379
Spectranetics Corporation             *           5,845           39,337
Staar Surgical Company                *             848            4,189
Sybron Dental
  Specialties, Inc.                   *           1,583           59,552
Synovis Life
  Technologies, Inc.                  *             346            2,761
Theragenics Corporation               *           1,492            4,804
Thermogenesis                         *           4,316           18,775
TriPath Imaging, Inc.                 *           1,739           14,886

                                                 Shares            Value
--------------------------------------------------------------------------------
Valentis, Inc.
                                      *+          2,990     $      8,462
Ventana Medical
  Systems, Inc.                       *           1,416           56,966
Viasys Healthcare, Inc.               *           1,380           31,174
Vivus, Inc.                           *           1,400            5,159
White Electronic Designs
  Corporation                         *             514            2,853
X-Rite, Inc.                                      1,890           21,754
Young Innovations, Inc.                             677           25,272
Zevex International, Inc.             *             600            2,469
Zygo Corporation                      *             967            9,477
                                                            ------------
                                                               1,570,387
                                                            ------------
Medical Products--0.0%
Solexa, Inc., LP                      *+          1,008            6,854
                                                            ------------
Medical Supplies--3.7%
Advanced Neuromodulation
  Systems, Inc.                       *+            747           29,641
Align Technology, Inc.                *           2,449           18,049
Allergan, Inc.                                    5,812          495,415
American Medical Systems
  Holdings, Inc.                      *           3,000           61,950
Analogic Corporation                                593           29,840
Applera Corporation - Applied
  Biosystems Group                                8,630          169,752
ArthoCare Corporation                 *             851           29,734
Bausch & Lomb, Inc.                               2,176          180,608
Baxter International, Inc.                       26,724          991,460
Beckman Coulter, Inc.                             2,512          159,688
Becton, Dickinson & Company                      10,137          531,888
Biomet, Inc.                                     10,108          350,141
Bio-Rad Laboratories,
  Inc. Class A                        *              88            5,210
Biosite, Inc.                         *+            725           39,868
Boston Scientific
  Corporation                         *          26,293          709,911
C.R. Bard, Inc.                                   3,904          259,655
Clarient, Inc.                        *           3,308            5,723
Conmed Corporation                    *           1,362           41,909
Credence Systems
  Corporation                         *           2,727           24,679
Cuno, Inc.                            *             898           64,153
Cyberonics, Inc.                      *             956           41,481
Datascope Corporation                               556           18,543
Dentsply International, Inc.                      2,834          153,036
Diametrics Medical, Inc.              *           1,731               31
Dionex Corporation                    *           1,031           44,962
DJ Orthopedics, Inc.                  *             729           19,996
FEI Company                           *           1,368           31,204
Fisher Scientific
  International                       *           4,467          289,908
Guidant Corporation                              13,705          922,346
Haemonetics Corporation               *           1,157           47,020
Hanger Orthopedic
  Group, Inc.                         *           1,083            5,458
ICU Medical, Inc.                     *+            605           19,463
Inamed Corporation                    *           1,419           95,030
Input/Output, Inc.                    *+          2,427           15,242
Invacare Corporation                              1,333           59,132
Itron, Inc.                           *             955           42,669
Johnson & Johnson                               128,366        8,343,790
Kla-Tencor Corporation                            7,679          335,572
Kensey Nash Corporation               *+            866           26,188
Kopin Corporation                     *           2,431           12,398
Kyphon, Inc.                          *+          1,594           55,455
Laserscope                            *+          1,300           53,872
LTX Corporation                       *           2,405           11,929
MKS Instruments, Inc.                 *           2,455           41,465

186
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                   Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Medtronic, Inc.                                    52,597      $  2,723,999
Mentor Corporation                                  1,961            81,342
Merit Medical Systems, Inc.              *          2,519            38,818
Millipore Corporation                    *          2,026           114,935
Mine Safety Appliances
  Company                                           1,444            66,713
Newport Corporation                      *          1,614            22,370
Novoste Corporation                      *            847               830
Oakley, Inc.                                        2,900            49,387
Osteotech, Inc.                          *          1,498             5,513
PerkinElmer, Inc.                                   5,266            99,527
Photon Dynamics, Inc.                    *            659            13,582
PolyMedica Corporation                   +            960            34,234
Quest Diagnostics, Inc.                             6,828           363,728
Respironics, Inc.                        *          3,060           110,497
St. Jude Medical, Inc.                   *         15,318           668,018
Steris Corporation                                  2,777            71,563
Stryker Corporation                                12,056           573,383
Techne Corporation                       *+         1,736            79,700
Tektronix, Inc.                                     3,804            88,519
Therma-Wave, Inc.                        *            757             1,817
Thermo Electron
  Corporation                            *          6,758           181,587
Thoratec Corporation                     *+         2,306            35,374
Urologix, Inc.                           *          1,050             4,546
Varian, Inc.                             *          1,502            56,761
Veeco Instruments, Inc.                  *          1,294            21,066
Vital Signs, Inc.                                     634            27,465
Waters Corporation                       *          5,040           187,337
Wright Medical Group, Inc.               *          1,309            34,950
Zimmer Holdings, Inc.                    *         10,634           809,992
Zoll Medical Corporation                 *            425            10,816
                                                               ------------
                                                                 21,463,833
                                                               ------------
Metals--1.0%
AK Steel Holding
  Corporation                            *+         5,009            32,108
Alcoa, Inc.                                        37,808           987,923
Aleris International, Inc.               *          2,856            64,403
Allegheny Technologies, Inc.                        3,350            73,901
Alpine Group, Inc.                                    698             1,166
Ameron International
  Corporation                                         542            20,271
Aptargroup, Inc.                                    1,565            79,502
Brush Engineered
  Materials, Inc.                        *          1,122            16,000
Carpenter Technology
  Corporation                                       1,141            59,104
Century Aluminum
  Company                                *+           865            17,646
Circor International, Inc.                            711            17,540
Cleveland-Cliffs, Inc.                   +          1,018            58,800
Commercial Metals Company                           3,540            84,323
Commscope, Inc.                          *          2,612            45,475
Couer D'alene Mines
  Corporation                            *          8,276            30,042
Crane Company                                       2,467            64,882
Curtiss-Wright Corporation                          1,056            56,971
Danaher Corporation                      +         11,144           583,277
Engelhard Corporation                               5,205           148,603
General Cable Corporation                *          1,382            20,495
Gibraltar Industries, Inc.                          1,188            22,026
Glamis Gold, Ltd. (Canada)               *+         5,700            98,097
Griffon Corporation                      *          1,288            28,594
Hecla Mining Company                     *          4,124            18,805
Hubbell, Inc. Class B                               2,078            91,640

                                                 Shares            Value
--------------------------------------------------------------------------------
International Aluminum
  Corporation
                                                  1,105      $     35,305
Jacuzzi Brands, Inc.                   *          2,655            28,488
Lone Star Technologies, Inc.           *          1,337            60,833
Massey Energy Company                  +          3,053           115,159
Matthews International
  Corporation Class A                             1,052            40,986
Maverick Tube Corporation              *+         1,736            51,733
MAXXAM, Inc.                           *            856            19,834
Meridian Gold, Inc.
  (Canada)                             *+         4,300            77,400
Mittal Steel Co. NV--Class A,
  ADR (Holland *Jas)                                  1                24
Mueller Industries, Inc.               +          1,592            43,143
NCI Building Systems, Inc.             *          1,232            40,410
Newmont Mining Corporation                       17,430           680,293
NS Group, Inc.                         *            923            30,007
Nucor Corporation                      +          6,498           296,439
Optical Cable Corporation              *            240             1,250
Phelps Dodge Corporation                          3,708           342,990
Precision Castparts
  Corporation                                     2,568           200,047
Quanex Corporation                                1,114            59,053
Reliance Steel & Aluminum
  Company                                         1,483            54,975
Royal Gold, Inc.                       +          1,153            23,198
Ryerson Tull, Inc.                     +          1,471            20,991
Schnitzer Steel Industries,
  Inc. Class A                                      693            16,424
Shaw Group, Inc. (The)                 *          2,182            46,935
Shiloh Industries, Inc.                *          1,441            17,652
Simpson Manufacturing
  Company, Inc.                                   2,084            63,666
Southern Peru Copper
  Corporation                          +            657            28,146
Steel Dynamics, Inc.                              2,420            63,525
Stillwater Mining Company              *          3,727            27,654
Sturm, Ruger & Company, Inc.                      3,296            27,588
Taser International, Inc.              *+         2,292            23,012
Texas Industries, Inc.                            1,116            62,753
Titanium Metals
  Corporation                          *+         1,530            86,889
Tredegar Corporation                              1,606            25,054
United States Steel
  Corporation                          +          4,607           158,343
Valmont Industries, Inc.                          1,162            29,980
Watts Water Technologies, Inc.
  Class A                                         1,225            41,025
Worthington Industries, Inc.                      3,575            56,485
                                                             ------------
                                                                5,719,283
                                                             ------------
Metals & Mining--0.0%
Oregon Steel Mills, Inc.               *          2,300            39,583
                                                             ------------
Mining--0.1%
Freeport-McMoran Copper &
  Gold, Inc. Class B                              7,496           280,650
                                                             ------------
Miscellaneous--0.0%
Alliance One International, Inc.                  2,000            12,020
Boyds Collection Ltd.                  *          2,700             4,806
Corrections Corporation of
  America                              *          1,900            74,575
Enesco Group, Inc.                     *          3,501            10,468
Geo Group, Inc. (The)                  *            819            20,516
Handleman Company                                 1,657            27,357
Terra Industries, Inc.                 *          2,513            17,114
Tractor Supply Company                 *+         1,549            76,056
                                                             ------------
                                                                  242,912
                                                             ------------

                See accompanying notes to financial statements.
                                                                            187

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares               Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Oil & Gas--8.5%
Adams Resources &
  Energy, Inc.                                     1,462        $     29,094
AGL Resources, Inc.                                2,166              83,716
Amerada Hess Corporation             +             3,730             397,282
Anadarko Petroleum
  Corporation                                     10,910             896,256
Apache Corporation                                14,149             914,025
Apco Argentina, Inc.
  (Cayman Islands)                                   622              23,138
Ashland, Inc.                                      2,848             204,686
Atmos Energy Corporation                           2,732              78,682
ATP Oil & Gas Corporation            *+              685              16,029
Atwood Oceanics, Inc.                *               831              51,156
Berry Petroleum Company
  Class A                                          1,301              68,797
BJ Services Company                  +             6,969             365,733
Blue Dolphin Energy
  Company                            *             3,650               9,307
BP Prudhoe Bay
  Royalty Trust                      +             1,105              79,085
BPZ Energy, Inc.                     *+            2,119               9,430
Buckeye Partners, LP                               1,400              64,358
Burlington Resources, Inc.                        16,286             899,639
Cabot Oil & Gas Corporation                        2,274              78,908
CAL Dive International, Inc.         *             1,668              87,353
Callon Petroleum Company             *               779              11,514
Cascade Natural Gas
  Corporation                                      1,289              26,424
Chesapeake Energy
  Corporation                                     12,243             279,140
Chesapeake Utilities
  Corporation                                        949              28,992
Chevron Texaco Corporation                        86,814           4,854,639
Cimarex Energy Company               *             2,681             104,318
Clayton Williams
  Energy, Inc.                       *               550              16,494
ConocoPhillips                                    54,698           3,144,588
Cross Timbers Royalty Trust                          575              23,374
Dawson Geophysical
  Company                            *             1,200              25,512
Delta Natural Gas
  Company, Inc.                                      380               9,827
Delta Petroleum
  Corporation                        *             2,709              38,251
Denbury Resources, Inc.              *+            2,233              88,806
Devon Energy Corporation                          19,900           1,008,532
Diamond Offshore
  Drilling, Inc.                     +             2,694             143,940
Dynegy, Inc. Class A                 *            15,654              76,078
EOG Resources, Inc.                               10,352             587,994
EL Paso Corporation                  +            25,233             290,684
Encore Acquisition
  Company                            *+            1,375              56,375
Energen Corporation                                2,644              92,672
Energy Partners Ltd.                 *             1,758              46,077
ENSCO International, Inc.                          5,990             214,143
Enterprise Products
  Partners LP                        +             8,400             225,036
Equitable Resources, Inc.                          2,812             191,216
Exploration Company of
  Delaware, Inc. (The)               *             5,411              23,376
Exxon Mobil Corporation                          279,083          16,038,900
Forest Oil Corporation               *+            2,547             106,974
Frontier Oil Corporation                           2,288              67,153
FX Energy, Inc.                      *+            3,496              38,561
Giant Industries, Inc.               *             2,240              80,640

                                                    Shares             Value
------------------------------------------------------------------------------
Global Industries Ltd.                 *             2,539      $     21,581
GlobalSantaFe Corporation                            9,544           389,395
Grey Wolf, Inc.                        *+            5,192            38,473
Halliburton Company                                 21,179         1,012,780
Hanover Compressor
  Company                              *             2,934            33,770
Headwaters, Inc.                       *             2,095            72,026
Helmerich & Payne, Inc.                              1,963            92,104
Holly Corporation                                    1,336            62,351
Houston Exploration
  Company                              *             1,352            71,724
Hugoton Royalty Trust                  +             1,874            56,857
Kaneb Services LLC                                   1,001            43,323
KCS Energy, Inc.                       *             3,200            55,584
Kerr-McGee Corporation                               4,113           313,863
Key Energy Services, Inc.              *             4,865            58,721
Kinder Morgan
  Management LLC                       *             1,684            77,464
Kinder Morgan, Inc.                    +             4,214           350,605
Laclede Group, Inc. (The)                            1,025            32,554
Magellan Midstream Partners                          2,000            65,560
Marathon Oil Corporation                            15,074           804,499
Markwest Hydrocarbon, Inc.                           1,075            24,940
McMoRan Exploration
  Company                              *+            1,059            20,661
MDU Resources Group, Inc.                            5,105           143,808
Mercury Air Group, Inc.                                746             2,611
Meridian Resource
  Corporation                          *             2,950            14,101
Mission Resources
  Corporation                          *               916             7,392
Murphy Oil Corporation                 +             7,770           405,827
Nabors Industries Ltd.                 *             6,084           368,812
National Fuel Gas Company                            4,022           116,276
New Jersey Resources
  Corporation                                        1,121            54,088
Newfield Exploration
  Company                              *             5,246           209,263
Newpark Resources, Inc.                *             3,484            26,130
Nicor, Inc.                                          1,828            75,259
Noble Corporation                                    5,552           341,504
Noble Energy, Inc.                                   4,093           309,635
Northwest Natural Gas
  Company                                            1,183            45,238
Occidental Petroleum
  Corporation                                       17,080         1,313,964
Oceaneering
  International, Inc.                  *             1,116            43,133
Oneok, Inc.                            +             3,908           127,596
Parker Drilling Company                *             3,755            26,323
Patterson-UTI Energy, Inc.                           6,712           186,795
Penn Virginia Corporation                              300            13,401
Peoples Energy Corporation                           1,528            66,407
Petroleum Development
  Corporation                          *             1,250            39,812
Piedmont Natural Gas
  Company                              +             2,740            65,815
Pioneer Drilling Co.                   *             2,700            41,202
Pioneer Natural
  Resources Company                    +             5,801           244,106
Plains All American
  Pipeline, LP                                       2,300           100,878
Plains Exploration &
  Production Company                   *             4,202           149,297
Pogo Producing Company                               2,307           119,779
Premcor, Inc.                                        2,892           214,529
Pride International, Inc.              *+            5,416           139,191
Prolong International
  Corporation                          *            34,716             4,166

188
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Questar Corporation                              3,706      $    244,225
Quicksilver Resources, Inc.           *+         1,320            84,388
Range Resources Corporation                      2,900            78,010
Remington Oil & Gas
  Corporation                         *          1,186            42,340
Resource America, Inc.
  Class A                                        1,287            49,588
Rowan Companies, Inc.                            3,918           116,404
Schlumberger Ltd.                               25,693         1,951,126
SEACOR Holdings, Inc.                 *            983            63,207
SEMCO Energy, Inc.                    *+         5,450            32,645
Smith International, Inc.                        4,010           255,437
South Jersey Industries, Inc.                    1,007            61,548
Southern Union Company                *          3,207            78,732
Southwest Gas Corporation                        1,252            31,939
Southwestern Energy
  Company                             *+         3,036           142,631
Spinnaker Exploration
  Company                             *          1,506            53,448
St. Mary Land & Exploration
  Company                                        2,962            85,839
Stone Energy Corporation              *          1,208            59,071
Sunoco, Inc.                                     3,206           364,458
Superior Energy
  Services, Inc.                      *          2,900            51,620
Swift Energy Company                  *          1,142            40,906
Syntroleum Corporation                *+         1,246            12,784
TC Pipelines, LP                                 1,100            36,465
Teppco Partners LP                               2,500           103,600
Tesoro Petroleum Corporation                     3,423           159,238
Tetra Technologies, Inc.              *            784            24,970
Tidewater, Inc.                                  2,430            92,632
Todco Class A                         *          2,002            51,391
Transmontaigne, Inc.                  *          2,979            31,279
Transocean, Inc.                      *         13,976           754,285
UGI Corporation                                  2,720            75,888
Ultra Petroleum Corporation           *          6,082           184,650
Unit Corporation                      *          1,702            74,905
United Heritage Corporation           *          3,180             2,576
Unocal Corporation                    +         11,544           750,937
Valero Energy Corporation             +         10,566           835,876
Vectren Corporation                              3,706           106,473
Veritas DGC, Inc.                     *          1,390            38,559
Vintage Petroleum, Inc.                          2,737            83,396
Wd-40 Company                                      949            26,506
Weatherford
  International Ltd.                  *          5,300           307,294
Western Gas Resources, Inc.                      2,548            88,925
WGL Holdings, Inc.                               2,315            77,877
W-H Energy Services, Inc.             *          1,377            34,329
Whiting Petroleum
  Corporation                         *          1,242            45,097
Williams Companies, Inc.                        24,207           459,933
XTO Energy, Inc.                                15,020           510,530
                                                            ------------
                                                              49,870,034
                                                            ------------
Pharmaceuticals--6.7%
Aastrom Biosciences, Inc.             *+         3,289            10,295
Abbott Laboratories                             67,972         3,331,308
Abgenix, Inc.                         *+         3,629            31,137
Able Laboratories, Inc.               *+           820             2,854
Adolor Corporation                    *          1,927            17,825
Albany Molecular
  Research, Inc.                      *          1,371            19,194
Alexion
  Pharmaceuticals, Inc.               *+         1,108            25,528

                                                Shares             Value
------------------------------------------------------------------------------
Alfacell Corporation
                                      *+         4,295      $      9,492
Alkermes, Inc.                        *+         3,579            47,314
Alliance Pharmaceutical
  Corporation                         *            320                64
Allscripts Healthcare
  Solutions, Inc.                     *+         2,300            38,203
Alpharma, Inc. Class A                           2,463            35,640
American Pharmaceutical
  Partners, Inc.                      *+         1,756            72,435
AmerisourceBergen
  Corporation                         +          4,244           293,473
Amgen, Inc.                           *         55,055         3,328,625
Andrx Corporation                     *          3,036            61,661
Aphton Corporation                    *+         1,416             1,048
Arena Pharmaceuticals, Inc.           *          1,439             9,814
ArQule, Inc.                          *            864             5,599
Atherogenics, Inc.                    *+         1,603            25,616
AVANIR Pharmaceuticals
  Class A                             *          6,000            16,800
Avant Immunotherapeutics,
  Inc.                                *          5,150             6,025
Avax Technologies, Inc.               *          1,450               413
AVI BioPharma, Inc.                   *          2,400             5,568
Barr Pharmaceuticals, Inc.            *          4,174           203,441
Bentley
  Pharmaceuticals, Inc.               *            711             7,785
Biogen Idec, Inc.                     *         14,695           506,243
BioMarin Pharmaceuticals,
  Inc.                                *          2,400            17,976
Biopure Corp.--Class A                *            309               408
BioScrip, Inc.                        *          1,095             6,570
Bone Care International, Inc.         *            986            32,508
Boston Life Sciences, Inc.            *            724             1,520
Bradley
  Pharmaceuticals, Inc.               *+           591             6,353
Bristol-Myers Squibb
  Company                             +         84,672         2,115,107
Cambrex Corporation                              1,258            23,965
Cardinal Health, Inc.                           18,766         1,080,546
Cell Genesys, Inc.                    *+         1,642             8,785
Cell Therapeutics, Inc.               *+         1,391             3,770
Cellegy
  Pharmaceuticals, Inc.               *          1,550             2,542
Cephalon, Inc.                        *+         2,347            93,434
Charles River Laboratories
  International, Inc.                 *          2,755           132,929
Chiron Corporation                    *          4,789           167,088
Collagenex
  Pharmaceuticals, Inc.               *          1,558            11,856
Columbia Laboratories, Inc.           *          1,819             5,730
Connetics Corporation                 *+         1,618            28,542
Corgentech, Inc.                      *             38                99
Corixa Corporation                    *          2,578            11,292
Cubist Pharmaceuticals, Inc.          *          1,762            23,206
Cypress Bioscience, Inc.              *          1,560            20,592
Cytogen Corporation                   *            755             3,949
CytRx Corporation                     *          4,200             3,822
D&K Healthcare
  Resources, Inc.                                1,138             9,616
Dendreon Corporation                  *+         1,879             9,827
Diagnostic Products
  Corporation                                    1,263            59,778
Digene Corporation                    *            725            20,068
Discovery Laboratories, Inc.          *+         2,566            18,706
Durect Corporation                    *+         1,900             9,671
Eli Lilly & Company                             41,996         2,339,597
Emisphere
  Technologies, Inc.                  *            772             3,103

                See accompanying notes to financial statements.
                                                                            189

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Encysive
  Pharmaceuticals, Inc.              *           2,128     $     23,004
Endo Pharmaceuticals
  Holdings, Inc.                     *           2,935           77,132
Eon Labs, Inc.                       *           1,064           32,601
Epimmune, Inc.                       *           1,000              720
EPIX Medical, Inc.                   *             960            8,496
Eyetech
  Pharmaceuticals, Inc.              *+             59              746
First Horizon
  Pharmaceutical
  Corporation                        *+          1,613           30,712
Forest Laboratories, Inc.            *          16,072          624,397
Genaera Corporation                  *           4,787            8,138
Genelabs Technologies, Inc.          *           3,606            1,803
Genentech, Inc.                      *          20,418        1,639,157
Genta, Inc.                          *           2,971            3,506
Genzyme Corporation                  *          10,181          611,776
Geron Corporation                    *+          1,370           10,604
Gilead Sciences, Inc.                *          18,710          823,053
GTC Biotherapeutics, Inc.            *           3,988            6,700
GTx, Inc.                            *             200            1,988
Guilford
  Pharmaceuticals, Inc.              *             924            2,097
Hemispherx Biopharma, Inc.           *+            920            1,711
Henry Schein, Inc.                   *           3,652          151,631
Heska Corporation                    *           4,462            2,722
Hi-Tech Pharmacal
  Company, Inc.                      *             575           18,319
Hollis-Eden Pharmaceuticals          *+            954            7,060
Hospira, Inc.                        *           6,367          248,313
Human Genome
  Sciences, Inc.                     *+          5,277           61,108
Idexx Laboratories, Inc.             *+          1,568           97,733
ImClone Systems, Inc.                *+          3,034           93,963
Immtech International, Inc.          *+            681            7,505
Immucor, Inc.                        *           1,219           35,290
Immune Response
  Corporation (The)                  *+          4,732            3,076
ImmunoGen, Inc.                      *           1,323            7,660
Impax Laboratories, Inc.             *           2,166           34,006
Indevus
  Pharmaceuticals, Inc.              *           5,716           14,633
InKine Pharmaceutical
  Company, Inc.                      *           4,478           14,285
Inspire
  Pharmaceuticals, Inc.              *           1,369           11,527
InterMune, Inc.                      *+          1,586           20,681
Inverness Medical
  Innovations, Inc.                  *             880           24,024
Invitrogen Corporation               *           2,122          176,741
Ivax Corporation                     *          10,043          215,925
King Pharmaceuticals, Inc.           *          10,009          104,294
KOS Pharmaceuticals, Inc.            *           1,090           71,395
KV Pharmaceutical
  Company Class A                    *           2,179           36,498
Large Scale Biology
  Corporation                        *             852              826
Ligand Pharmaceuticals,
  Inc. Class B                       *           2,979           20,704
Martek Biosciences
  Corporation                        *+          1,148           43,567
McKesson Corporation                            11,391          510,203
Medarex, Inc.                        *+          3,092           25,756
Medco Health
  Solutions, Inc.                    *          11,716          625,166

                                                Shares            Value
------------------------------------------------------------------------------
Medicines Company                    *+          2,018     $     47,201
Medicis Pharmaceutical
  Corporation Class A                +           2,422           76,850
Medifast, Inc.                       *+            734            2,231
MedImmune, Inc.                      *          10,273          274,495
Merck & Company, Inc.                           96,530        2,973,124
Meridian Bioscience, Inc.                        2,415           45,764
MGI Pharma, Inc.                     *+          2,564           55,793
Millennium
  Pharmaceuticals, Inc.              *          12,456          115,467
Miravant Medical
  Technologies                       *           4,544            2,317
Mylan Laboratories                   +          11,008          211,794
Nabi Biopharmaceuticals              *           1,995           30,384
Nastech Pharmaceutical
  Company, Inc.                      *+          1,500           21,345
Natrol, Inc.                         *           1,145            3,206
NBTY, Inc.                           *           2,664           69,104
NeoRx Corporation                    *           2,381            1,429
Neose Technologies, Inc.             *             704            2,218
Neurobiological
  Technologies                       *           3,136            9,471
Neurocrine Biosciences, Inc.         *           1,479           62,207
Novavax, Inc.                        *+          1,550            2,046
Noven Pharmaceuticals, Inc.          *           1,350           23,598
NPS Pharmaceuticals, Inc.            *           1,660           18,841
Nu Skin Enterprises, Inc.
  Class A                            +           3,018           70,319
Nuvelo, Inc.                         *           1,150            8,889
Omnicare, Inc.                                   4,277          181,473
Onyx Pharmaceuticals, Inc.           *+          1,214           28,990
OraSure Technologies, Inc.           *           1,687           16,853
Ortec International, Inc.            *           2,272              795
OSI Pharmaceuticals, Inc.            *           1,622           66,291
Pain Therapeutics, Inc.              *           1,318            8,897
Palatin Technologies, Inc.           *           2,104            3,682
Par Pharmaceutical
  Companies, Inc.                    *+          1,362           43,325
Parexel International
  Corporation                        *           1,153           22,887
Penwest Pharmaceuticals
  Company                            *             930           10,993
Peregrine
  Pharmaceuticals, Inc.              *           9,115            8,750
Perrigo Company                                  2,922           40,733
Pfizer, Inc.                                   325,780        8,985,012
Pharmacopeia Drug
  Discovery, Inc.                    *             572            2,305
Pharmacyclics, Inc.                  *           1,700           12,767
Pozen, Inc.                          *           1,014            8,315
Praecis
  Pharmaceuticals, Inc.              *           1,837              955
Priority Healthcare
  Corporation Class B                *           1,846           46,815
Progenics
  Pharmeceuticals, Inc.              *             793           16,542
Protein Design Labs, Inc.            *           3,841           77,627
Regeneron Pharmaceuticals,
  Inc.                               *           2,632           22,082
Salix Pharmaceuticals Ltd.           *           1,569           27,709
Schering-Plough Corporation                     64,078        1,221,327
Sciclone
  Pharmaceuticals, Inc.              *           1,700            7,633
Sepracor, Inc.                       *+          4,575          274,546
Serologicals Corporation             *+          1,093           23,226
SIGA Technologies, Inc.              *           4,649            5,021
Sigma Aldrich Corporation                        2,478          138,867
Sirna Therapeutics, Inc.             *           4,257            7,450

190
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
SuperGen, Inc.                          *          1,338      $      6,610
Tanox, Inc.                             *          1,721            20,170
Tapestry
  Pharmaceuticals, Inc.                 *          5,221             2,402
Targeted Genetics
  Corporation                           *          6,267             5,014
Third Wave
  Technologies, Inc.                    *          1,227             4,822
Titan Pharmaceuticals, Inc.             *          1,743             3,190
United Therapeutics
  Corporation                           *+           914            44,055
USANA Health
  Sciences, Inc.                        *            593            25,084
Valeant Pharmaceuticals
  International                                    3,473            61,229
Vertex Pharmaceuticals, Inc.            *          3,255            54,814
VI Technologies, Inc.                   *+           157               848
Vicuron Pharmaceuticals,
  Inc.                                  *          2,367            66,039
Vion Pharmaceuticals, Inc.              *          4,504             9,774
Viropharma, Inc.                        *            661             4,594
Watson
  Pharmaceuticals, Inc.                 *          4,480           132,429
Wyeth                                             58,064         2,583,848
XOMA Ltd.                               *+         4,976             8,409
Zymogenetics, Inc.                      *          2,343            41,237
                                                              ------------
                                                                39,493,836
                                                              ------------
Real Estate--2.1%
Acadia Realty Trust REIT                           1,318            24,581
Affordable Residential
  Communities REIT                                   950            12,683
Agree Realty Corporation REIT                        814            24,624
Alexander's, Inc. REIT                  *            161            40,049
Alexandria Real Estate
  Equities, Inc. REIT                                802            58,907
AMB Property Corporation
  REIT                                             3,649           158,476
American Financial Realty
  Trust REIT                                       2,834            43,587
American Land Lease,
  Inc. REIT                                        1,828            40,051
American Mortgage
  Acceptance Corporation
  REIT                                             1,842            27,869
AMLI Residential Properties
  Trust REIT                                       1,544            48,265
Annaly Mortgage
  Management, Inc. REIT                 +          3,840            68,851
Anthracite Capital, Inc. REIT                      1,100            13,035
Apartment Investment &
  Management Company
  REIT Class A                          +          3,910           159,997
Archstone-Smith Trust REIT                         7,979           308,149
Arden Realty, Inc. REIT                            3,060           110,099
Arizona Land Income
  Corporation REIT Class A                         1,050             6,248
Avalonbay Communities,
  Inc. REIT                                        3,116           251,773
Bedford Property
  Investors REIT                                   1,506            34,668
BioMed Realty Trust, Inc. REIT                     1,400            33,390
Boston Properties, Inc. REIT                       4,700           329,000
Brandywine Realty Trust REIT                       1,679            51,461
BRE Properties Class A REIT                        2,433           101,821
BRT Realty Trust REIT                                355             8,218

                                                  Shares             Value
------------------------------------------------------------------------------
California Coastal
  Communities, Inc.                     *            267      $      9,177
Camden Property Trust REIT                         2,732           146,845
Capital Alliance Income
  Trust Ltd. REIT                                    799             9,420
Capital Automotive REIT                            1,616            61,683
Capstead Mortgage
  Corporation REIT                      +          2,400            19,872
CarrAmerica Realty
  Corporation REIT                                 2,765           100,038
Catellus Development
  Corporation REIT                                 4,011           131,561
CB Richard Ellis Group,
  Inc. Class A                          *          2,300           100,878
CBL & Associates
  Properties, Inc. REIT                 +          2,548           109,742
Cedar Shopping Centers,
  Inc. REIT                                          583             8,599
Centerpoint Properties
  Trust REIT                                       1,784            75,463
Colonial Properties Trust REIT                     1,962            86,328
Commercial Net Lease
  Realty REIT                                      2,356            48,227
Correctional Properties
  Trust REIT                                         397            11,235
Cousins Properties, Inc. REIT                      2,338            69,158
Crescent Real Estate EQT
  Company REIT                                     4,527            84,881
CRT Properties, Inc. REIT                          1,998            54,545
Developers Diversified Realty
  Corporation REIT                                 4,733           217,529
Duke Realty Corporation REIT                       5,609           177,581
Eastgroup Properties, Inc. REIT                    1,538            64,765
Entertainment Properties
  Trust REIT                                         749            34,454
Equity Inns, Inc. REIT                             3,264            43,411
Equity Office Properties
  Trust REIT                                      16,590           549,129
Equity One, Inc. REIT                              2,619            59,451
Equity Residential REIT                           11,429           420,816
Essex Property Trust, Inc. REIT                      807            67,029
Federal Realty Investment
  Trust REIT                                       1,810           106,790
FelCor Lodging Trust,
  Inc. REIT                             *          3,135            45,395
First Industrial Realty Trust,
  Inc. REIT                                        1,599            63,800
Forest City Enterprises, Inc.
  Class A                                          1,954           138,734
General Growth Properties,
  Inc. REIT                                        9,800           402,682
Getty Realty Corporation REIT                      1,747            48,392
Glenborough Realty Trust,
  Inc. REIT                                        2,111            43,465
Glimcher Realty Trust REIT                         1,584            43,956
Grubb and Ellis Company                 *            652             4,564
Health Care Property
  Investors, Inc. REIT                  +          5,334           144,231
Health Care REIT, Inc.                             1,824            68,747
Healthcare Realty Trust,
  Inc. REIT                                        1,881            72,625
Heritage Property Investment
  Trust REIT                                       2,051            71,826
Highwoods Properties,
  Inc. REIT                                        2,393            71,216
HMG Courtland
  Properties REIT                       *          1,450            16,929
Home Properties, Inc. REIT                         1,390            59,798

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                 Shares             Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Hospitality Properties
  Trust REIT                                      2,923      $    128,817
Host Marriott
  Corporation REIT                               12,307           215,373
HRPT Properties Trust REIT                        9,142           113,635
IMPAC Mortgage Holdings,
  Inc. REIT                            +          3,238            60,389
Innkeepers USA Trust REIT                         2,014            30,089
iStar Financial, Inc. REIT                        4,331           180,126
Jones Lang Lasalle, Inc.               *          1,711            75,678
Kimco Realty Corporation REIT                     4,347           256,082
Lexington Corporate
  Properties Trust REIT                           1,399            34,010
Liberty Property Trust REIT                       3,172           140,551
Mack-Cali Realty
  Corporation REIT                                2,488           112,706
Maguire Properties, Inc. REIT                     1,199            33,980
Mid-America Apartment
  Communities, Inc. REIT                          1,240            56,321
Mills Corporation (The) REIT           +          2,070           125,835
Mission West Properties REIT                      1,417            14,553
Monmouth Capital
  Corporation                                     2,974            18,067
Monmouth Class A REIT                             1,328            11,089
National Health Investors,
  Inc. REIT                                       2,097            58,863
Nationwide Health
  Properties, Inc. REIT                +          2,362            55,767
New Plan Excel Realty
  Trust REIT                                      4,341           117,945
Newcastle Investment
  Corporation REIT                                  754            22,733
Novastar Financial,
  Inc. REIT                            +            771            30,185
Pan Pacific Retail
  Properties, Inc. REIT                +          1,419            94,193
Parkway Properties, Inc. REIT                       986            49,310
Plum Creek Timber Company,
  Inc. REIT                                       7,592           275,590
PMC Commercial Trust REIT                           865            11,340
Post Properties, Inc. REIT                        2,078            75,037
Prentiss Properties
  Trust REIT                           +          1,864            67,924
Prime Group Realty
  Trust REIT                           *          2,228            16,086
Prologis REIT                                     7,466           300,432
Public Storage, Inc. REIT                         3,797           240,160
RAIT Investment Trust REIT                          991            29,680
Rayonier, Inc. REIT                               2,224           117,939
Realty Income
  Corporation REIT                                2,938            73,568
Redwood Trust, Inc. REIT               +          1,008            52,013
Regency Centers
  Corporation REIT                                2,545           145,574
Senior Housing Properties
  Trust REIT                                      2,216            41,905
Shurgard Storage Centers, Inc.
  REIT Class A                                    1,600            73,536
Simon Property Group,
  Inc. REIT                            +          9,585           694,817
SL Green Realty
  Corporation REIT                     +          1,735           111,908
SonomaWest Holdings, Inc.              *          1,700            16,898
Sovran Self Storage, Inc. REIT                    1,269            57,689
St. Joe Company (The)                  +          2,906           236,955

                                                Shares             Value
------------------------------------------------------------------------------
Stewart Enterprises, Inc.
  Class A                                        4,115      $     26,912
Sun Communities, Inc. REIT                       1,061            39,459
Taubman Centers, Inc. REIT                       2,083            71,009
Thornburg Mortgage,
  Inc. REIT                            +         4,059           118,239
Town & Country Trust, REIT             +         1,290            36,778
Trammell Crow Company                  *         2,116            51,292
Trizec Properties, Inc. REIT                     6,114           125,765
United Capital Corporation             *           690            17,906
United Dominion Realty
  Trust, Inc. REIT                     +         4,883           117,436
Ventas, Inc. REIT                                3,213            97,033
Vornado Realty Trust REIT              +         5,255           422,502
W.P. Carey & Company LLC                         1,592            46,614
Washington REIT                                  1,834            57,221
Weingarten Realty
  Investors REIT                                 3,474           136,250
                                                             ------------
                                                               12,160,533
                                                             ------------
Restaurants--0.7%
AM-CH, Inc.                            *          2,544               299
Applebee's International, Inc.                    3,613            95,708
Aramark Corporation Class B                       4,444           117,322
Back Yard Burgers, Inc.                *          1,698             9,084
Bob Evans Farms, Inc.                             1,465            34,164
Brinker International, Inc.            *+         3,445           137,972
CEC Entertainment, Inc.                *          1,614            67,933
CKE Restaurants, Inc.                             1,945            27,074
California Pizza Kitchen, Inc.         *            970            26,452
CBRL Group, Inc.                       +          2,120            82,383
Cheesecake Factory (The)               *+         3,444           119,610
Darden Restaurants, Inc.                          6,843           225,682
Host America Corporation               *          1,307             4,026
IHOP Corporation                                  1,079            46,818
Jack in the Box, Inc.                  *          1,437            54,491
Krispy Kreme
  Doughnuts, Inc.                      *+         2,573            17,908
Landry's Restaurants, Inc.                        1,253            37,703
Lone Star Steakhouse &
  Saloon, Inc.                                    1,124            34,181
McDonald's Corporation                           54,767         1,519,784
O'Charley's, Inc.                      *          1,091            19,267
Outback Steakhouse, Inc.                          2,790           126,220
Papa John's
  International, Inc.                  *            805            32,176
PF Chang's China
  Bistro, Inc.                         *+         1,089            64,229
Rare Hospitality
  International, Inc.                  *          1,475            44,943
Red Robin Gourmet
  Burgers, Inc.                        *            692            42,890
Ruby Tuesday, Inc.                     +          2,816            72,934
Ryan's Restaurant
  Group, Inc.                          *          2,818            39,480
Sonic Corporation                      *          2,487            75,928
Steak N Shake
  Company (The)                        *          1,267            23,592
Triarc Companies Class B               +          2,886            42,886
Wendy's International, Inc.                       5,229           249,162
Yum! Brands, Inc.                                12,805           666,884
                                                             ------------
                                                                4,159,185
                                                             ------------
Retailers--4.1%
1-800-FLOWERS.COM, Inc.                *            793             5,583
99 Cents Only Stores                   *          3,207            40,761
AC Moore Arts &
  Crafts, Inc.                         *+           876            27,690

192
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                    Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Action Performance
  Companies, Inc.                                      722     $      6,368
Advance Auto Parts, Inc.               *             2,990          193,005
Alloy, Inc.                            *             1,850            9,509
Amazon.Com, Inc.                       *            12,783          422,862
Autozone, Inc.                         *             2,784          257,409
BJ's Wholesale Club, Inc.              *             2,859           92,889
Barnes & Noble, Inc.                   *             2,814          109,183
Bed Bath & Beyond, Inc.                *            12,988          542,639
Bell Microproducts, Inc.               *             1,146           10,772
Best Buy Company, Inc.                              11,529          790,313
Big 5 Sporting Goods
  Corporation                                        1,071           30,395
Big Lots, Inc.                         *             4,853           64,254
Blair Corporation                                      469           18,526
Bluefly, Inc.                          *             2,341            4,214
Bombay Company, Inc.
  (The)                                *             1,080            6,156
Borders Group, Inc.                                  3,342           84,586
CSK Auto Corporation                   *             1,990           33,193
CVS Corporation                                     34,580        1,005,241
Casey's General Stores, Inc.                         1,608           31,871
Cash America
  International, Inc.                                2,411           48,509
Central Garden & Pet
  Company                              *               615           30,209
Circuit City Stores, Inc.                            8,696          150,354
Coldwater Creek, Inc.                  *             2,719           67,730
Cost Plus, Inc.                        *             1,014           25,289
Costco Wholesale Corporation                        20,094          900,613
Dick's Sporting Goods, Inc.            *             1,240           47,852
Dillard's, Inc. Class A                              3,454           80,893
Dollar General Corporation                          13,983          284,694
Dollar Tree Stores, Inc.               *             4,830          115,920
Drugstore.Com, Inc.                    *             3,800           15,846
eBay, Inc.                             *            43,010        1,419,760
Electronics Boutique
  Holdings Corporation                 *+              992           62,982
Family Dollar Stores, Inc.                           6,556          171,112
Fastenal Company                       +             2,819          172,692
Federated Department Stores                          7,503          549,820
Foot Locker, Inc.                                    5,840          158,965
Fred's, Inc.                           +             1,781           29,529
GameStop Corporation
  Class A                              *+            1,110           36,308
GameStop Corporation
  Class B                              *             1,195           35,730
GSI Commerce, Inc.                     *+            1,469           24,606
Guitar Center, Inc.                    *             1,020           59,537
Hancock Fabrics, Inc.                                  631            4,190
Haverty Furniture
  Companies, Inc.                                    1,111           16,421
Hibbett Sporting
  Goods, Inc.                          *               931           35,229
J. Jill Group, Inc. (The)              *             1,015           13,956
JC Penney Company, Inc.
  (Holding Company)                                 10,928          574,594
Jo-Ann Stores, Inc.                    *             1,266           33,410
Kenneth Cole Productions, Inc.
  Class A                                              956           29,751
Kirkland's, Inc.                       *               833            7,780
Linens 'N Things, Inc.                 *             1,904           45,049
Longs Drug Stores
  Corporation                                        1,757           75,639
MarineMax, Inc.                        *               800           25,000
Marvel Enterprises, Inc.               *+            4,501           88,760

                                                    Shares            Value
--------------------------------------------------------------------------------
May Department Stores
  Company (The)                                     11,976     $    480,956
Men's Wearhouse, Inc.                  *+            2,437           83,906
Michaels Stores, Inc.                                5,676          234,816
Movie Gallery, Inc.                                  1,145           30,262
MSC Industrial Direct
  Company Class A                                    1,782           60,143
Neiman-Marcus Group,
  Inc. Class A                                       2,101          203,629
Nitches, Inc.                          *               950            4,180
Office Depot, Inc.                     *            11,792          269,329
OfficeMax, Inc.                                      3,587          106,785
O'Reilly Automotive, Inc.              *             4,772          142,253
Overstock.com, Inc.                    *+              770           27,412
PC Connection, Inc.                    *               854            5,312
Petco Animal Supplies, Inc.            *               612           17,944
Petsmart, Inc.                         +             5,983          181,584
Pier 1 Imports, Inc.                   +             3,712           52,673
Priceline.com, Inc.                    *+            1,548           36,115
RadioShack Corporation                               6,811          157,811
Restoration Hardware, Inc.             *               314            2,569
Retail Ventures, Inc.                  *             1,372           18,714
Rite Aid Corporation                   *            20,882           87,287
Saks, Inc.                             *             5,811          110,235
Samsonite Corporation                  *             1,133              974
School Specialty, Inc.                 *+              854           39,711
SCP Pool Corporation                                 2,434           85,409
Sears Holdings Corporation             *             3,979          596,333
Sharper Image Corporation              *               648            8,249
Sherwin-Williams Company
  (The)                                              6,048          284,800
Shopko Stores, Inc.                    *             1,850           44,974
Sports Authority, Inc. (The)           *             1,016           32,309
Stamps.com, Inc.                       *+            1,050           19,688
Staples, Inc.                                       32,467          692,196
Stein Mart, Inc.                                     1,261           27,742
Stride Rite Corporation                              2,388           32,931
Systemax, Inc.                         *             1,358            9,126
TJX Companies, Inc.                                 21,886          532,924
Target Corporation                                  36,421        1,981,667
Tiffany & Company                                    6,084          199,312
Toys R US, Inc.                        *             8,862          234,666
Trans World Entertainment
  Corporation                          *             1,932           22,856
Tuesday Morning
  Corporation                          +             1,816           57,240
Tweeter Home
  Entertainment Group, Inc.            *             1,128            2,820
Valuevision Media, Inc.
  Class A                              *             1,741           20,909
Walgreen Company                                    44,543        2,048,533
Wal-Mart Stores, Inc.                              113,087        5,450,793
Whitehall Jewellers, Inc.              *               869            5,953
Williams-Sonoma, Inc.                  *             4,877          192,983
Zale Corporation                       *             2,300           72,887
                                                               ------------
                                                                 24,238,048
                                                               ------------
Telecommunications--0.0%
Citizens Communications
  Company                                           11,806          158,673
Superior Telecom, Inc.                 *++-          2,013               --
                                                               ------------
                                                                    158,673
                                                               ------------
Telephone Systems--2.8%
Acceris
  Communications, Inc.                 *               677              301
Adtran, Inc.                                         3,197           79,254
Alamosa Holdings, Inc.                 *             7,450          103,555

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                       Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Alaska Communications
  Systems Group, Inc.                                   2,850     $     28,244
Alltel Corporation                                     12,951          806,588
AT&T Corporation                                       32,775          624,036
Audiovox Corporation
  Class A                                  *            1,218           18,879
BellSouth Corporation                                  79,688        2,117,310
Brightpoint, Inc.                          *              873           19,372
Centennial Communications
  Corporation                              *            3,036           42,140
CenturyTel, Inc.                                        5,985          207,261
Cincinnati Bell, Inc.                      *            9,266           39,844
Commonwealth Telephone
  Enterprises, Inc.                                       876           36,713
CoSine Communications,
  Inc.                                     *              438            1,038
Covad Communications
  Group, Inc.                              *+          13,040           18,256
Covista Communications,
  Inc.                                     *              992              962
D&E Communications, Inc.                                1,712           16,606
Deltathree, Inc.                           *            2,552            8,345
Dobson Communications
  Corporation Class A                      *            3,916           16,682
DSL.Net, Inc.                              *            1,850              148
Equinix, Inc.                              *+             622           26,957
Forgent Networks, Inc.                     *            1,350            1,985
General Communication
  Class A                                  *            2,516           24,833
Global Payments, Inc.                      +            1,619          109,768
Goamerica, Inc.                            *               24              148
Hickory Tech Corporation                                  651            5,254
IDT Corporation                            *            1,978           26,189
j2 Global
  Communications, Inc.                     *+             807           27,793
LCC International, Inc.
  Class A                                  *            1,000            3,600
Level 3 Communications,
  Inc.                                     *+          26,967           54,743
Lightbridge, Inc.                          *            1,288            8,050
Loral Space &
  Communications Ltd.
  (Bermuda)                                *            2,922              847
Mastec, Inc.                               *            2,049           18,031
MCI, Inc.                                  +           12,600          323,946
McLeodUSA, Inc. Class A                    *            9,250              465
Net2Phone, Inc.                            *            1,324            2,396
Nextel Communications,
  Inc. Class A                             *           47,028        1,519,475
Nextel Partners, Inc. Class A              *+           1,746           43,947
NII Holdings, Inc. Class B                 *+           2,450          156,653
Novatel Wireless, Inc.                     *+           1,358           16,934
NTL, Inc.                                  *+           3,592          245,765
Primus
  Telecommunications GP                    *            3,086            1,944
Qwest Communications
  International, Inc.                      *           73,367          272,192
Redback Networks, Inc.                     *            1,198            7,643
Rural Cellular Corporation
  Class A                                  *            1,265            6,641
SBC Communications, Inc.                              144,182        3,424,323
SAVVIS Inc.                                *            6,126            6,739
Sprint Corp.-FON Group                     +           53,693        1,347,157
SunCom Wireless Holdings,
  Inc.--Class A                            *            2,699            5,830
SureWest Communications                                   184            4,720
Talk America Holdings, Inc.                *            1,398           13,994

                                                       Shares            Value
--------------------------------------------------------------------------------
Telecommunication
  Systems, Inc.                            *            1,200     $      2,712
Teleglobe International
  Holdings Ltd. (Bermuda)                  *              450            1,238
Telephone & Data
  Systems, Inc.                            +            2,518          102,760
Telephone & Data
  Systems, Inc.                                         2,518           96,540
Time Warner Telecom, Inc.
  Class A                                  *            1,928           11,414
Trinsic, Inc.                              *            1,135              318
Ubiquitel, Inc.                            *            4,078           33,276
US Cellular Corporation                    *              680           33,959
Verizon Communications, Inc.                          120,493        4,163,033
Visual Networks, Inc.                      *            6,068            9,345
West Corporation                           *            2,275           87,360
Western Wireless
  Corporation Class A                      *+           3,263          138,025
Wireless Facilities, Inc.                  *            2,398           15,179
                                                                  ------------
                                                                    16,589,655
                                                                  ------------
Textiles, Clothing & Fabrics--0.5%
Albany International
  Corporation Class A                                   1,437           46,142
Brown Shoe Company, Inc.                                  796           31,163
Coach, Inc.                                *           15,372          516,038
Columbia Sportswear
  Company                                  *              652           32,202
Culp, Inc.                                 *              888            3,907
Dickie Walker Marine, Inc.                 *            1,625            2,031
Genesco, Inc.                              *              921           34,160
Guess ?, Inc.                              *            1,774           29,413
Gymboree Corporation                       *            1,400           19,124
Innovo Group, Inc.                         *            3,157            6,756
Jones Apparel Group, Inc.                               4,641          144,057
Kellwood Company                                        1,170           31,473
K-Swiss, Inc. Class A                                   1,476           47,734
Liz Claiborne, Inc.                                     4,930          196,017
Mohawk Industries, Inc.                    *+           2,460          202,950
Mossimo, Inc.                              *            2,806           12,627
Mothers Work, Inc.                         *              600            7,860
Nike, Inc. Class B                                      7,490          648,634
Oxford Industries, Inc.                                   936           40,295
Phillips-Van Heusen
  Corporation                                           1,267           41,418
Polo Ralph Lauren Corporation                           2,143           92,385
Polymer Group Escrow                       ++-          1,565               --
Quaker Fabric Corporation                  +            2,550           10,430
Quiksilver, Inc.                           *            4,288           68,522
Reebok International Ltd.                               2,443          102,191
Russell Corporation                                     1,339           27,383
Sport-Haley, Inc.                          *            1,042            3,095
Steven Madden Ltd.                         *            1,901           33,762
Tag-It Pacific, Inc.                       *            1,334            3,122
Tarrant Apparel Group                      *            1,106            3,318
Timberland Company
  Class A                                  *+           2,970          114,998
VF Corporation                                          4,485          256,632
Warnaco Group, Inc. (The)                  *            1,569           36,479
Wolverine World Wide, Inc.                              2,589           62,162
                                                                  ------------
                                                                     2,908,480
                                                                  ------------
Transportation--1.5%
Alexander & Baldwin, Inc.                               1,466           67,949
Allied Holdings, Inc.                      *              245              118
Arctic Cat, Inc.                                        1,857           38,124
Arkansas Best Corporation                                 903           28,724

194
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

                                                      Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Brunswick Corporation                                  3,797      $    164,486
Burlington Northern Santa Fe
  Corporation                                         16,205           762,931
C.H. Robinson Worldwide, Inc.                          3,575           208,065
CSX Corporation                                        8,882           378,906
Carnival Corporation                                  18,538         1,011,248
CNF, Inc.                                              2,160            96,984
Expeditors International
  Washington, Inc.                                     4,386           218,467
FedEx Corporation                                     12,178           986,540
Fleetwood Enterprises, Inc.                 *+         1,750            17,763
Florida East Coast Industries                            423            18,316
Forward Air Corporation                                1,431            40,454
GATX Corporation                            +          2,366            81,627
General Maritime
  Corporation                               +          1,897            80,433
Genesee & Wyoming, Inc.
  Class A                                   *+         1,051            28,598
Gulfmark Offshore, Inc.                     *          1,000            27,310
Heartland Express, Inc.                                3,165            61,496
HUB Group, Inc. Class A                     *          1,200            30,060
JB Hunt Transport
  Services, Inc.                            +          6,334           122,246
Kansas City Southern                        *+         2,513            50,712
Kirby Corporation                           *          1,179            53,173
Laidlaw International, Inc.                 *          3,900            93,990
Landstar System, Inc.                       *          2,256            67,951
Maritrans, Inc.                                          499            13,498
Norfolk Southern Corporation                          17,402           538,766
Old Dominion Freight
  Line, Inc.                                *          1,189            31,901
OMI Corporation                             +          3,824            72,694
Overnite Corporation                                   1,466            63,009
Overseas Shipholding Group                             1,587            94,665
P.A.M. Transportation
  Services, Inc.                            *            338             5,682
Pacer International, Inc.                   *          1,664            36,259
Pegasus Solutions, Inc.                     *          1,147            12,789
Polaris Industries, Inc.                               1,858           100,332
Quality Distribution, Inc.                  *             93               823
RailAmerica, Inc.                           *          1,527            18,171
Royal Caribbean Cruises Ltd.                           4,300           207,948
Sabre Holdings Corporation                             5,055           100,847
SCS Transportation, Inc.                    *          1,662            29,584
Sirva, Inc.                                 *            517             4,400
Swift Transportation
  Company, Inc.                             *          3,649            84,985
Thor Industries, Inc.                                  2,521            79,235
Trinity Industries, Inc.                    +          2,034            65,149
Union Pacific Corporation                             11,289           731,527
United Parcel Service, Inc.
  Class B                                             25,052         1,732,596
Wabtec Corporation                                     1,737            37,311
Werner Enterprises, Inc.                               2,915            57,251
West Marine, Inc.                           *            803            14,502
Yellow Roadway
  Corporation                               *+         2,278           115,722
                                                                  ------------
                                                                     8,986,317
                                                                  ------------
Transportation Services--0.0%
Velocity Express Corp.                      *              2                13
                                                                  ------------

                                                      Shares             Value
--------------------------------------------------------------------------------
Water Companies--0.0%
American States Water
  Company                                                500      $     14,685
Aqua America, Inc.                                     3,247            96,566
California Water Service
  Group                                                  965            36,226
Connecticut Water
  Service, Inc.                                          500            12,495
Pico Holdings, Inc.                         *          1,150            34,224
SJW Corporation                                          505            23,740
                                                                  ------------
                                                                       217,936
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $423,171,958)                                              583,910,009
                                                                  ------------

  Coupon                           Maturity
   Rate                              Date                  Face         Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bills--0.1%
U.S. Treasury Bill
  2.945%                          09/08/2005   **
 (Cost $397,022)                                     $  400,000         397,022
                                                                   ------------

                                                Shares                    Value
                                               --------           -------------
RIGHTS--0.0%
--------------------
Pharmaceuticals--0.0%
ViroLogic, Inc., Rights, Expires TBD
 (Cost $1,147)                                  2,414                      604
                                                                  ------------

--------------------
WARRANTS--0.0%
--------------------
Financial Services--0.0%
Equitex, Inc. Warrants,
  Expires 2/7/2010           ++                   264                      327
Equitex, Inc. Warrants,
  Expires 2/7/2010           ++-                  264                       --
                                                                  ------------
 (Cost $--)                                                                327
                                                                  ------------


    Coupon        Maturity
     Rate           Date               Face            Value
--------------------------------------------------------------
CASH EQUIVALENTS--10.5%
--------------------------------------------------------------
Institutional Money Market Funds--1.1%
American Beacon Funds
  3.182%        07/01/2005   ++   $2,038,791       2,038,791
BGI Institutional Fund
  3.245%        07/01/2005   ++    3,280,440       3,280,440
Merrimac Cash Fund-Premium Class
  3.037%        07/01/2005   ++    1,133,010       1,133,010
                                                ------------
                                                   6,452,241
                                                ------------

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Broad
Market Index Fund
--------------------------------------------------------------------------------

       Coupon                                   Maturity
        Rate                                      Date                      Face            Value
-------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
-------------------------------------------------------------------------------------------------
Bank & Certificate Deposits/
Offshore Time Deposits--8.3%
ABN AMRO Bank NV
  3.250%                                       08/05/2005   ++        $  453,202     $    453,202
Bank of Montreal
  3.010%                                       07/01/2005   ++           850,328          850,328
Bank of Nova Scotia
  3.300%                                       07/29/2005   ++         1,359,612        1,359,612
Bank of Nova Scotia
  3.160%                                       07/15/2005   ++         2,900,505        2,900,505
Bank of Nova Scotia
  3.110%                                       07/11/2005   ++         1,414,461        1,414,461
Barclays
  3.250%                                       07/26/2005   ++           541,958          541,958
BNP Paribas
  3.000%                                       07/01/2005   ++         1,359,612        1,359,612
Calyon
  3.250%                                       08/04/2005   ++         2,266,020        2,266,020
Canadian Imperial Bank of Commerce
  3.402%                                       11/04/2005   ++         1,410,981        1,410,981
Citigroup
  3.085%                                       07/22/2005   ++         2,266,020        2,266,020
Clipper Receivables Corporation
  3.188%                                       07/14/2005   ++           176,273          176,273
Compass Securitization
  3.157%                                       07/11/2005   ++           199,449          199,449
Credit Suisse First Boston Corporation
  3.200%                                       07/18/2005   ++           853,563          853,563
Credit Suisse First Boston Corporation
  3.160%                                       07/13/2005   ++         1,133,010        1,133,010
Dexia Group
  3.240%                                       07/21/2005   ++           906,408          906,408
Fairway Finance
  3.270%                                       07/28/2005   ++         1,054,100        1,054,100
Falcon Asset Securitization Corporation
  3.168%                                       07/12/2005   ++           406,446          406,446
First Tennessee National Corporation
  3.220%                                       08/09/2005   ++           249,262          249,262
Fortis Bank
  3.260%                                       07/07/2005   ++         1,330,111        1,330,111
Fortis Bank
  3.250%                                       07/25/2005   ++         1,445,664        1,445,664
Fortis Bank
  3.250%                                       08/04/2005   ++           226,600          226,600
General Electric Capital Corporation
  3.252%                                       07/06/2005   ++         1,167,122        1,167,122
Grampian Funding LLC
  3.284%                                       07/13/2005   ++           453,204          453,204
Greyhawk Funding
  3.262%                                       08/01/2005   ++         1,033,982        1,033,982
HBOS Halifax Bank of Scotland
  3.150%                                       08/08/2005   ++           226,602          226,602
HSBC Banking/Holdings PLC
  3.250%                                       08/05/2005   ++           679,806          679,806
Jupiter Securitization Corporation
  3.261%                                       07/27/2005   ++           387,225          387,225
Lexington Parker Cap Company
  3.258%                                       07/19/2005   ++           531,046          531,046
Morgan Stanley Dean Witter & Company
  3.518%                                       12/07/2005   ++         1,586,214        1,586,214
Morgan Stanley Dean Witter & Company
  3.507%                                       12/09/2005   ++           543,845          543,845

       Coupon                                   Maturity
        Rate                                      Date                      Face            Value
-------------------------------------------------------------------------------------------------
National Australia Bank
  3.375%                                       07/01/2005   ++        $1,812,816     $  1,812,816
National Australia Bank
  3.260%                                       07/06/2005   ++           906,408          906,408
Nordea Bank Finland PLC (NY Branch)
  3.240%                                       08/03/2005   ++           906,408          906,408
Park Avenue Receivables Corporation
  3.304%                                       07/14/2005   ++           453,204          453,204
Park Avenue Receivables Corporation
  3.229%                                       07/20/2005   ++           453,204          453,204
Prefco
  3.260%                                       07/26/2005   ++           526,315          526,315
Rabobank Nederland
  3.350%                                       07/01/2005   ++         1,133,010        1,133,010
Rabobank Nederland
  3.250%                                       08/08/2005   ++           906,408          906,408
Ranger Funding
  3.263%                                       07/07/2005   ++           906,408          906,408
Royal Bank of Canada
  3.250%                                       07/07/2005   ++         1,019,709        1,019,709
Royal Bank of Scotland
  3.310%                                       08/09/2005   ++         1,359,612        1,359,612
Royal Bank of Scotland
  3.290%                                       07/12/2005   ++         1,812,816        1,812,816
Sheffield Receivables Corporation
  3.335%                                       07/15/2005   ++           453,204          453,204
Societe Generale
  3.200%                                       08/08/2005   ++           906,408          906,408
The Bank of the West
  3.270%                                       07/27/2005   ++           226,602          226,602
Toronto Dominion Bank
  3.250%                                       08/02/2005   ++           906,408          906,408
UBS AG
  3.250%                                       08/09/2005   ++         1,359,612        1,359,612
Wells Fargo
  3.270%                                       07/21/2005   ++         1,359,612        1,359,612
Wells Fargo
  3.270%                                       08/01/2005   ++           906,406          906,406
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++         1,133,010        1,133,010
                                                                                     ------------
                                                                                       48,860,211
                                                                                     ------------
Floating Rate Instruments/Master Notes--1.1%
Bank of America
  3.270%                                       07/18/2005   ++           453,204          453,204
Bank of America
  3.270%                                       08/30/2005   ++         1,595,278        1,595,278
Bank of America
  3.030%                                       07/05/2005   ++           832,679          832,679
Credit Suisse First Boston Corporation
  3.435%                                       03/10/2006   ++           906,408          906,408
Credit Suisse First Boston Corporation
  3.154%                                       09/09/2005   ++           453,204          453,204
Goldman Sachs Group Inc.
  3.320%                                       07/27/2005   ++           906,408          906,408
Goldman Sachs Group Inc.
  3.320%                                       12/28/2005   ++         1,581,218        1,581,218
                                                                                     ------------
                                                                                        6,728,399
                                                                                     ------------
TOTAL CASH EQUIVALENTS
  (Cost $62,040,851)
                                                                                       62,040,851
                                                                                     ------------

196
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

     Vantagepoint Broad
      Market Index Fund              Face           Value
------------------------------------------------------------
REPURCHASE AGREEMENTS--0.5%
------------------------------------------------------------
IBT Repurchase Agreement
  dated June 30, 2005 due
  July 1, 2005, with a
  maturity value of
  $3,086,991 and an
  effective yield of 2.4%
  collateralized by a U.S.
  Government Obligation
  with a rate of 6.125%,
  maturity date of
  January 25, 2017
  and a market value
  of $3,241,124                $3,086,785    $  3,086,785
                                             ------------
TOTAL INVESTMENTS--110.4%
 (Cost $488,697,763)                          649,435,598
Other assets less liabilities--(10.4%)        (61,366,140)
                                             ------------
NET ASSETS--100.0%                           $588,069,458
                                             ============

Notes to the Schedule of Investments:
REIT Real Estate Investment Trust
*    Non-income producing security.
+    Denotes all or a portion of security on loan.
++ Security valued at fair value as determined by policies approved by the board of directors.
++   Represents collateral received from securities lending transactions.
-    Security has no market value at 06/30/2005.
**   Security has been pledged as collateral for futures contracts.


                See accompanying notes to financial statements.
                                                                            197

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                               Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.5%
--------------------------------------------------------------------------------
Advertising--0.4%
24/7 Real Media, Inc.               *           1,934        $      7,910
Aquantive, Inc.                     *           2,027              35,918
Catalina Marketing
  Corporation                                   2,132              54,174
DoubleClick, Inc.                   *           5,229              43,871
Getty Images, Inc.                  *+          2,442             181,343
Jupitermedia Corporation            *+          1,450              24,838
Lamar Advertising
  Company                           *           4,010             171,508
Valueclick, Inc.                    *           3,919              48,321
Ventiv Health, Inc.                 *             610              11,761
                                                             ------------
                                                                  579,644
                                                             ------------
Aerospace & Defense--0.3%
AAR Corporation                     *           1,490              23,409
Alliant Techsystems, Inc.           *+          1,731             122,209
Armor Holdings, Inc.                *           1,500              59,415
Fairchild Corporation
  (The) Class A                     *           3,266               9,341
Gencorp, Inc.                       *           1,629              31,375
Heico Corporation                                 705              16,504
Heico Corporation Class A                         878              15,822
Kaman Corporation Class A                       1,060              19,122
Kreisler Manufacturing
  Corporation                       *           1,250               6,625
Orbital Sciences
  Corporation                       *           2,124              21,028
Sequa Corporation
  Class A                           *             511              33,813
Triumph Group, Inc.                 *             822              28,573
United Industrial
  Corporation Ltd.                                540              19,300
                                                             ------------
                                                                  406,536
                                                             ------------
Airlines--0.3%
AMR Corporation                     *+          6,673              80,810
Air T, Inc.                         +             563               8,327
Airnet Systems, Inc.                *+          2,610              10,988
Airtran Holdings, Inc.              *+          3,168              29,241
Alaska Air Group, Inc.              *           1,344              39,984
America West Holdings
  Corporation Class B               *           1,390               8,340
Continental Airlines, Inc.
  Class B                           *+          2,723              36,161
ExpressJet Holdings, Inc.           *           1,626              13,837
FLYi, Inc.                          *           1,711               1,283
Frontier Airlines, Inc.             *           1,370              14,152
JetBlue Airways
  Corporation                       *+          4,476              91,489
Mesa Air Group, Inc.                *+            848               5,690
Midwest Air Group, Inc.             *           4,075               9,739
Northwest Airlines
  Corporation Class A               *+          3,565              16,256
Offshore Logistics, Inc.            *             983              32,282
Petroleum Helicopters               *             774              18,220
Pinnacle Airlines
  Corporation                       *+            930               7,989
Skywest, Inc.                                   2,390              43,450
World Air Holdings, Inc.            *           3,282              38,465
                                                             ------------
                                                                  506,703
                                                             ------------

                                               Shares               Value
--------------------------------------------------------------------------------
Apparel Retailers--1.5%
Abercrombie & Fitch
  Company Class A                  +            4,443        $    305,234
Aeropostale, Inc.                  *            2,403              80,741
American Eagle
  Outfitters, Inc.                              5,826             178,567
AnnTaylor Stores
  Corporation                      *+           3,374              81,921
Bebe Stores, Inc.                  +              940              24,882
Big Dog Holdings, Inc.             *            1,621              10,131
Buckle, Inc. (The)                                695              30,816
Burlington Coat Factory
  Warehouse Corporation                         1,307              55,730
Carter's, Inc.                     *              508              29,657
Casual Male Retail
  Group, Inc.                      *+           2,471              18,063
Cato Corporation Class A                        1,763              36,396
Charlotte Russe
  Holding, Inc.                    *            1,100              13,706
Charming Shoppes, Inc.             *            4,919              45,894
Chico's FAS, Inc.                  *+           8,778             300,910
Children's Place                   *              794              37,056
Christopher & Banks
  Corporation                                   1,529              27,920
Claire's Stores, Inc.                           3,856              92,737
Dress Barn, Inc.                   *              951              21,521
Finish Line Class A                             1,604              30,348
Goody's Family Clothing, Inc.                   1,746              12,877
HOT Topic, Inc.                    *            1,825              34,894
JOS A. Bank Clothiers, Inc.        *+             863              37,368
Pacific Sunwear of
  California, Inc.                 *            3,586              82,442
Payless Shoesource, Inc.           *            3,074              59,021
Ross Stores, Inc.                               7,190             207,863
Stage Stores, Inc.                 *              994              43,338
Talbots, Inc.                                   1,205              39,126
Too, Inc.                          *            1,485              34,704
Urban Outfitters, Inc.             *            2,736             155,104
Wet Seal, Inc. (The)
  Class A                          *+           1,247               8,461
Wilsons The Leather
  Experts, Inc.                    *              819               5,438
                                                             ------------
                                                                2,142,866
                                                             ------------
Automotive--1.2%
A.O. Smith Corporation                            952              25,428
Adesa, Inc.                                     4,711             102,558
Aftermarket Technology
  Corporation                      *            1,503              26,197
American Axle &
  Manufacturing
  Holdings, Inc.                   +            2,114              53,421
America's Car Mart, Inc.           *              489              11,007
Amerigon, Inc.                     *            2,108               7,378
ArvinMeritor, Inc.                              2,792              49,670
Asbury Automotive
  Group, Inc.                      *            1,342              20,680
BorgWarner, Inc.                                2,546             136,644
Carmax, Inc.                       *+           4,748             126,534
Clarcor, Inc.                                   2,354              68,854
Coachmen Industries, Inc.                         705               8,834
Copart, Inc.                       *            3,582              85,252
Dura Automotive
  Systems, Inc.                    *            1,399               5,988
Exide Technologies, Inc.
                                   *            2,130              10,330

198
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                               Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Federal Signal
  Corporation                       +           2,160        $     33,696
Group 1 Automotive, Inc.            *           1,068              25,675
Harsco Corporation                              1,823              99,445
Jarden Corporation                  *+          1,511              81,473
JLG Industries, Inc.                            2,322              63,809
Keystone Automotive
  Industries, Inc.                  *             703              17,385
Lear Corporation                    +           3,281             119,363
Lithia Motors, Inc. Class A                       863              24,898
LKQ Corporation                     *             750              20,362
Monaco Coach Corporation                        1,376              23,653
Oshkosh Truck Corporation                       1,625             127,205
PEP Boys-Manny Moe & Jack                       2,201              29,802
Sonic Automotive, Inc.                          1,189              25,278
Sports Resorts
  International, Inc.               *           4,375               3,456
Strattec Security
  Corporation                       *             124               6,753
Superior Industries
  International, Inc.               +           1,113              26,378
TBC Corporation                     *             775              21,026
Tenneco Automotive, Inc.            *           2,430              40,435
Titan International, Inc.           +           1,086              15,182
TransPro, Inc.                      *+          1,956              12,303
TRW Automotive
  Holdings Corporation              *           1,800              44,118
United Auto Group, Inc.                         1,278              38,084
Wabash National
  Corporation                                   1,396              33,825
Winnebago Industries, Inc.          +           1,714              56,133
                                                             ------------
                                                                1,728,512
                                                             ------------
Banking--7.8%
1st Source Corporation                          1,073              24,615
ABC Bancorp                                       564              10,197
ACE Cash Express, Inc.              *             490              12,524
Advance America Cash
  Advance Centers, Inc.                           600               9,600
Advanta Corporation Class A                     1,447              37,217
Alabama National Bancorp                          575              37,588
Alliance Bankshares
  Corporation                       *             648               9,882
AMB Financial Corporation                       1,125              15,469
Amcore Financial, Inc.                          1,313              39,232
Amegy Bancorp, Inc.                             3,300              73,854
AmericanWest Bancorp                *             720              14,364
AmeriCredit Corporation             *           7,568             192,984
Anchor Bancorp
  Wisconsin, Inc.                               1,412              42,727
Arrow Financial Corporation                       450              12,528
Associated Banc Corporation                     5,646             190,044
Asta Funding, Inc.                                650              18,057
Astoria Financial Corporation                   4,831             137,539
Banc Corporation                    *             895               9,469
BancFirst Corporation                             321              27,924
Bancorpsouth, Inc.                              3,022              71,319
BancTrust Financial
  Group, Inc.                                   1,600              31,248
Bank Mutual Corporation                         3,757              41,552
Bank of Hawaii Corporation                      2,694             136,720
BankAtlantic Bancorp, Inc.
  Class A                                       2,211              41,898
Bankunited Financial
  Corporation Class A                           1,183              31,988
Banner Corp.                                      500              14,005
Bay View Capital Corporation                      791              12,237

                                               Shares               Value
--------------------------------------------------------------------------------
Blue River Bancshares, Inc.         *           2,545        $     13,361
BOK Financial Corporation                       1,126              51,931
Boston Private Financial
  Holdings, Inc.                    +           1,777              44,780
Brookline Bancorp, Inc.             +           2,766              44,975
Bryn Mawr Bank
  Corporation                       +           1,548              29,582
Camden National
  Corporation                                     330              10,807
Capital Bank Corporation                        1,283              19,322
Capital City Bank Group, Inc.                     591              23,876
Capital Crossing Bank               *             362              12,344
Capitol Bancorp Ltd.                              670              22,519
Capitol Federal Financial                       1,016              35,032
Cardinal Financial
  Corporation                       *           1,123              10,545
Cascade Bancorp                                 1,755              36,925
Cascade Financial
  Corporation                                     851              14,403
Cathay General Bancorp                          2,284              76,994
Central Pacific Financial
  Corporation                                   1,349              48,024
CFS Bancorp, Inc.                               1,873              24,873
Charter Financial Corporation                     350              12,229
Chemical Financial
  Corporation                                   1,027              34,004
Chester Valley Bancorp                            771              19,098
Chittenden Corporation                          2,222              60,438
Citizens Banking Corporation                    1,670              50,467
City Bank, Lynnwood, WA                         1,098              34,060
City Holding Company                              930              33,964
City National Corporation                       2,229             159,842
Coastal Financial Corporation                   1,614              23,790
CoBiz, Inc.                                       850              15,410
Colonial BancGroup,
  Inc. (The)                                    6,793             149,854
Columbia Banking
  System, Inc.                                    710              17,480
Commerce Bancorp, Inc.               +          8,494             257,453
Commerce Bancshares, Inc.                       3,239             163,278
Commercial Bankshares, Inc.
  (Florida)                                       310              12,031
Commercial Capital
  Bancorp, Inc.                      +          2,557              42,727
Commercial Federal
  Corporation                                   1,850              62,308
Community Bank
  System, Inc.                                  1,892              46,146
Community Banks, Inc.                             500              12,960
Community Trust
  Bancorp, Inc.                                 1,028              33,636
CompuCredit Corporation             *+            984              33,732
Corus Bankshares, Inc.                          1,051              58,320
Cullen/Frost Bankers, Inc.                      2,553             121,650
CVB Financial Corporation                       2,971              58,469
Dime Community
  Bancshares                                    1,638              24,898
Downey Financial
  Corporation                                   1,038              75,982
Eastern Virginia
  Bankshares, Inc.                                701              14,370
East-West Bancorp, Inc.                         2,560              85,990
Equitex, Inc.                       *             529               2,275
Euronet Worldwide, Inc.             *           1,056              30,698
Farmers Capital Bank
  Corporation                                   1,113              38,554
Fidelity Bankshares, Inc.                       1,432              37,977
Fidelity Southern
  Corporation                                   1,382              21,352

                See accompanying notes to financial statements.
                                                                            199

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                               Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Financial Federal Corporation                   1,010        $     39,026
Financial Institutions, Inc.                      750              13,515
First Bancorp North Carolina                      643              14,230
First Bancorp Puerto Rico                       1,623              65,163
First Charter Corporation                       1,323              29,066
First Citizens BancShares,
  Inc. Class A                                    345              49,870
First Commonwealth
  Financial Corporation                         3,266              44,744
First Community Bancorp                           894              42,465
First Financial Bancorp                         1,895              35,815
First Financial
  Bankshares, Inc.                              1,106              37,427
First Financial Holdings, Inc.                    450              13,459
First Financial Service
  Corporation                                     744              20,482
First Indiana Corporation                         490              14,538
First Merchants Corporation                       875              21,744
First Midwest Bancorp, Inc.                     2,002              70,410
First Niagara Financial
  Group, Inc.                                   5,990              87,334
First Oak Brook Bancshares
  Class A                                         771              21,758
First of Long Island
  Corporation (The)                  +            493              20,533
First Republic Bank                             1,471              51,970
FirstBank NW Corporation                          200               5,420
FirstFed Financial
  Corporation                        *+           723              43,098
FirstMerit Corporation                          3,385              88,382
Flagstar Bancorp, Inc.                          1,470              27,827
Flushing Financial
  Corporation                                     800              14,720
FMS Financial Corporation                         500               8,695
FNB Corporation                                 3,347              65,769
Franklin Bank Corporation            *            930              17,447
Fremont General
  Corporation                        +          3,340              81,262
Frontier Financial
  Corporation                                   1,503              37,966
Fulton Financial Corporation                    7,122             128,196
Glacier Bancorp, Inc.                           1,743              45,545
Gold Banc Corporation, Inc.                     2,104              30,613
Great Southern Bancorp, Inc.                      470              14,706
Greater Bay Bancorp                             2,214              58,383
Hallwood Group, Inc.                              100               8,550
Hancock Holding Company                         1,352              46,509
Hanmi Financial Corporation                     2,000              33,400
Harbor Florida
  Bancshares, Inc.                                982              36,766
Harleysville National
  Corporation                                   1,099              25,453
Harrington West Financial
  Group, Inc.                                   1,172              18,049
Heritage Commerce Corp.                           620              11,383
Heritage Financial
  Corporation                                     317               6,961
Hibernia Corporation Class A                    7,341             243,574
Home City Financial
  Corporation                                     435               6,982
Horizon Financial
  Corporation                                     500              11,100
Horizon Financial Services
  Corporation                                     450               6,705
Hudson City Bancorp, Inc.            +         27,926             318,636
Hudson United Bancorp                           2,226              80,359
Iberiabank Corporation                            300              18,483

                                               Shares               Value
--------------------------------------------------------------------------------
Independence Community
  Bank Corporation                              3,417        $    126,190
Independent Bank Corporation
  (Massachusetts)                                 874              24,656
Independent Bank
  Corporation (Michigan)                        1,257              35,749
IndyMac Bancorp, Inc.                           2,854             116,243
Integra Bank Corporation                          789              17,847
International Bancshares
  Corporation                                   1,917              54,232
Investors Financial Services
  Corporation                                   3,110             117,620
Irwin Financial Corporation                     1,296              28,758
Itla Capital Corporation            *             300              16,170
Kearny Financial Corp.              *           1,000              11,800
KNBT Bancorp, Inc.                              1,653              24,944
Lakeland Financial
  Corporation                                     250              10,170
MAF Bancorp, Inc.                               1,246              53,117
Main Street Banks, Inc.                           990              25,205
Main Street Trust, Inc.                           291               8,410
Matrix Bancorp, Inc.                *             974              12,175
MB Financial, Inc.                              1,070              42,618
Medallion Financial
  Corporation                                   2,518              23,795
Mercantile Bankshares
  Corporation                                   3,711             191,228
Merchants Bancshares, Inc.                        572              15,008
Metris Companies, Inc.              *           2,254              32,593
Midsouth Bancorp, Inc.                            365               8,942
Mid-State Bancshares                            1,110              30,825
Midwest Banc Holdings, Inc.                       660              12,731
MidWestOne Financial
  Group, Inc.                                     583              10,815
Mitcham Industries, Inc.            *           1,100               9,464
Nara Bancorp, Inc.                              1,010              14,827
NASB Financial, Inc.                              529              23,197
National Penn
  Bancshares, Inc.                              1,303              32,549
NBT Bancorp, Inc.                               1,480              34,987
Nelnet, Inc. Class A                *           1,351              44,948
Netbank, Inc.                                   2,851              26,571
New York Community
  Bancorp, Inc.                     +          12,051             218,364
NewAlliance Bancshares, Inc.                    4,700              66,035
Northern States Financial
  Corporation                                     773              20,987
Northwest Bancorp, Inc.                         1,598              33,973
Ocwen Financial
  Corporation                       *           3,358              22,700
Old National Bancorp                            2,986              63,900
Old Second Bancorp, Inc.                          590              17,163
Omega Financial Corp.                             520              16,146
Oriental Financial Group
  (Puerto Rico)                                   770              11,750
Pacific Capital Bancorp                         1,724              63,926
Pacific Premier
  Bancorp, Inc.                     *             977              10,464
Park National Corporation                         624              68,952
Parkvale Financial
  Corporation                                   1,077              29,241
Partners Trust Financial
  Group, Inc.                                   1,870              19,972
Peapack Gladstone Financial
  Corporation                                     390              10,803
Pennrock Financial Services
  Corporation                                     360              12,920
Peoples Bancorp, Inc.                           1,235              33,036
People's Bank                                   3,794             114,731

200
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Peoples Financial
  Corporation                                      884        $     16,177
PFF Bancorp, Inc.                                1,563              47,343
Popular, Inc. (Puerto Rico)                     11,756             296,134
Premier Community
  Bankshares, Inc.                                 934              19,577
PrivateBancorp, Inc.                               810              28,658
Prosperity Bancshares, Inc.                        840              24,032
Provident Bankshares
  Corporation                                    1,369              43,685
Provident Financial
  Services, Inc.                                 3,604              63,322
Provident New York Bancorp                       2,058              24,922
R&G Financial Corporation
  Class B (Puerto Rico)                          1,556              27,526
Renasant Corp.                                     810              24,916
Republic Bancorp, Inc.                           3,414              51,142
Republic Bancorp, Inc.
  Class A                                          930              20,190
Riverview Bancorp, Inc.                          1,301              27,776
Royal Bancshares of
  Pennsylvania Class A                             824              19,570
S&T Bancorp, Inc.                                1,068              38,555
S.Y. Bancorp, Inc.                                 580              13,253
Sandy Spring Bancorp, Inc.                         694              24,311
Santander Bancorp
  (Puerto Rico)                                    511              12,806
Security Bank Corporation                          440              10,076
Shore Bancshares, Inc.                             552              15,600
Signature Bank/New
  York, NY                            *          1,150              28,060
Simmons First National
  Corporation Class A                              911              24,697
Sky Financial Group, Inc.                        4,829             136,081
South Financial Group,
  Inc. (The)                          +          3,249              92,337
SouthFirst Bancshares, Inc.                        400               5,060
Southwest Bancorp, Inc.                            550              11,264
State Bancorp, Inc.                                390               8,822
Sterling Bancorp, NY                             1,611              34,395
Sterling Bancshares, Inc.                        1,615              25,129
Sterling Financial
  Corporation (Pennsylvania)                     1,558              33,201
Sterling Financial
  Corporation
  (Washington)                        *          1,349              50,453
Student Loan Corporation              +            157              34,509
Suffolk Bancorp                                  1,100              35,519
Susquehanna
  Bancshares, Inc.                               2,132              52,426
SVB Financial Group                   *+         1,768              84,687
TCF Financial Corporation             +          6,764             175,052
TD Banknorth, Inc.                               4,244             126,471
Texas Capital
  Bancshares, Inc.                    *          1,070              21,122
Texas Regional Bancshares,
  Inc. Class A                                   2,101              64,038
Tompkins Trustco, Inc.                             605              26,257
Trustco Bank Corporation                         3,435              44,861
Trustmark Corporation                            2,436              71,277
UCBH Holdings, Inc.                              4,312              70,027
UMB Financial Corporation                          996              56,802
Umpqua Holdings
  Corporation                                    2,021              47,574
Union Bankshares
  Corporation                                      360              13,903
UnionBanCal Corporation                          2,738             183,227

                                                Shares               Value
--------------------------------------------------------------------------------
United Bankshares, Inc.
                                                 1,725        $     61,427
United Community
  Banks, Inc.                                    1,490              38,770
United Tennessee
  Bankshares, Inc.                                 550              11,907
Unizan Financial Corporation                       994              26,629
Valley National Bancorp                          4,739             110,798
W Holding Company, Inc.
  (Puerto Rico)                                  6,219              63,558
WFS Financial, Inc.                                392              19,878
Washington Federal, Inc.                         3,952              92,951
Washington Trust
  Bancorp, Inc.                                    960              26,563
Webster Financial
  Corporation                                    2,443             114,064
Wesbanco, Inc.                                     900              27,018
West Coast Bancorp                                 690              16,843
Westamerica Bancorporation                       1,379              72,825
Westcorp                                         1,153              60,440
Westfield Financial, Inc.                        1,240              30,058
Whitney Holding Corporation                      2,807              91,576
Wilmington Trust
  Corporation                                    3,214             115,736
Wintrust Financial
  Corporation                                    1,018              53,292
World Acceptance
  Corporation                        *             739              22,207
WSFS Financial Corporation                         340              18,601
                                                              ------------
                                                                11,452,414
                                                              ------------
Beverages, Food & Tobacco--2.3%
American Italian Pasta
  Company Class A                    +             722              15,176
Boston Beer Co., Inc.
  Class A                            *             580              13,015
Bridgford Foods
  Corporation                        *             560               4,239
Bunge Ltd.                           +           5,310             336,654
Central European
  Distribution Corporation           *+          1,065              39,756
Chiquita Brands
  International, Inc.                            1,390              38,169
Coca-Cola Bottling Company
  Consolidated                                     437              22,086
Constellation Brands, Inc.
  Class A                            *           9,198             271,341
Corn Products
  International, Inc.                            3,166              75,224
Dean Foods Company                   *           6,971             245,658
Del Monte Foods
  Company                            *           8,205              88,368
Delta & Pine Land Company                        1,668              41,800
Dreyer's Grand Ice Cream
  Holdings, Inc.                     +           1,310             106,634
Farmer Brothers Company                            930              20,702
Flowers Foods, Inc.                              1,840              65,062
Fresh Del Monte Produce,
  Inc. (Cayman Islands)                          1,097              29,531
Gardenburger, Inc.                   *           1,510                  98
Gold Kist, Inc.                      *           2,330              50,281
Green Mountain Coffee
  Roasters, Inc.                     *             500              16,965
Griffin Land &
  Nurseries, Inc.                    *             650              16,009
Hain Celestial Group, Inc.           *           1,426              27,807
Hansen Natural
  Corporation                        *+            515              43,631
Hormel Foods Corporation                         3,026              88,753

                See accompanying notes to financial statements.
                                                                            201

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                 Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
JM Smucker Company
  (The)                               +           2,725        $    127,911
John B. Sanfilippo & SON              *             370               8,532
Kraft Foods, Inc. Class A             +          11,888             378,157
Lancaster Colony
  Corporation                                     1,070              45,924
Lance, Inc.                                       1,371              23,595
Loews Corp.-Carolina Group                        3,180             105,958
M&F Worldwide
  Corporation                         *             781              10,434
Margo Caribe, Inc.
  (Puerto Rico)                       *           1,058              10,834
Nash Finch Company                    +             570              20,942
Northland Cranberries, Inc.
  Class A                                           266                  85
Peet's Coffee & Tea, Inc.             *+            637              21,046
PepsiAmericas, Inc.                   +           3,032              77,801
Performance Food
  Group Company                       *           1,907              57,610
Pilgrim's Pride
  Corporation                                     1,166              39,796
Poore Brothers, Inc.                  *           5,273              23,570
Provide Commerce, Inc.                *+            380               8,204
Ralcorp Holdings, Inc.                            1,228              50,532
Sanderson Farms, Inc.                               864              39,260
Scheid Vineyards, Inc.
  Class A                             *           1,626               9,772
Seaboard Corporation                                 23              38,272
Smart & Final, Inc.                   *           1,115              13,659
Smithfield Foods, Inc.                *           4,213             114,889
Spartan Stores, Inc.                  *             960              14,083
Tootsie Roll Industries, Inc.                     1,617              47,297
Topps Company, Inc. (The)                         2,256              22,628
TreeHouse Foods, Inc.                 *           1,394              39,749
Tyson Foods, Inc. Class A                        11,172             198,862
United Natural Foods, Inc.            *+          1,514              45,980
Universal Corporation                             1,079              47,239
Vector Group Ltd.                     +           2,066              38,366
                                                               ------------
                                                                  3,337,946
                                                               ------------
Building Materials--1.0%
Amcol International
  Corporation                                     1,827              34,329
Andersons, Inc.                                   1,051              37,636
Carbo Ceramics, Inc.                                569              44,928
Champion Enterprises, Inc.            *           2,559              25,436
Chemed Corporation                                1,162              47,503
Chindex International, Inc.           *             549               2,438
Comfort Systems
  USA, Inc.                           *           2,180              14,344
Conceptus, Inc.                       *           1,047               5,916
Digi International, Inc.              *             877              10,401
Eagle Materials, Inc.                               862              79,813
ElkCorp                                             939              26,808
EP Medsystems, Inc.                   *           5,240              16,296
Florida Rock Industries, Inc.                     1,799             131,957
Ikon Office Solutions, Inc.                       5,770              54,873
Imagistics
  International, Inc.                 *             963              26,964
Ingram Micro, Inc.
  Class A                             *           5,601              87,712
Insight Enterprises, Inc.             *           2,054              41,450
Integrated Electrical
  Services, Inc.                      *+          1,846               3,600
Jewett-Cameron Trading
  Ltd. (Canada)                       *           1,050               8,799
Lafarge North America, Inc.                       1,327              82,858

                                                 Shares               Value
--------------------------------------------------------------------------------
Med-Design Corporation               *+           1,164        $        675
Microtek Medical
  Holdings, Inc.                      *           4,250              15,597
Neoforma, Inc.                        *             886               5,980
Nyer Medical Group, Inc.              *           2,533               8,207
Owens & Minor, Inc.                               1,623              52,504
PSS World Medical, Inc.               *           3,574              44,496
Patterson Cos., Inc.                  *           5,546             250,014
Performance
  Technologies, Inc.                  *             794               4,391
Precis, Inc.                          *           3,538               3,503
Programmers Paradise, Inc.                        1,787              17,959
Quanta Services, Inc.                 *+          4,703              41,386
Rock of Ages Corporation                          1,387               8,599
Tech Data Corporation                 *           2,708              99,140
USG Corporation                       *+          1,675              71,187
                                                               ------------
                                                                  1,407,699
                                                               ------------
Chemicals--1.6%
A. Schulman, Inc.                                 1,444              25,833
Aceto Corporation                                 1,070               8,004
AEP Industries, Inc.                  *             373               6,886
Airgas, Inc.                          +           3,075              75,860
Albemarle Corporation                             1,856              67,688
Applied Films
  Corporation                         *             564              14,438
Arch Chemicals, Inc.                              1,211              30,227
Atlantis Plastics, Inc. Class A                   1,278               9,802
Balchem Corp.--Class B                              480              14,424
Cabot Corporation                                 2,894              95,502
Cabot Microelectronics
  Corporation                         *+          1,450              42,035
Calgon Carbon Corporation                         1,650              14,602
Celanese Corporation
  Class A                             *           2,300              36,547
Church & Dwight, Inc.                             2,981             107,912
Compass Minerals
  International, Inc.                             1,400              32,760
Crompton Corporation                              5,443              77,018
Cytec Industries, Inc.                            1,645              65,471
Empire Financial Holding
  Company                             *           1,550               2,557
FMC Corporation                       *           1,618              90,835
Female Health Company
  (The)                               *+          4,532               6,571
Foamex International, Inc.            *           1,061               1,422
Georgia Gulf Corporation                          1,719              53,375
HB Fuller Company                                 1,285              43,767
Huntsman Corporation                  *           2,800              56,756
International Smart
  Sourcing, Inc.                      *           2,460                 597
Landec Corporation                    *             987               6,415
LSB Industries, Inc.                  *           1,412              10,237
Lubrizol Corporation                              3,040             127,710
Lyondell Chemical
  Company                             +          10,079             266,287
MacDermid, Inc.                                   1,457              45,400
Minerals Technologies, Inc.                         868              53,469
Mosaic Company (The)                  *           5,850              91,026
Myers Industries, Inc.                            1,717              21,462
Nalco Holding Company                 *+          2,000              39,260
NewMarket Corporation                 *             690              10,205
NL Industries, Inc.                                 412               6,341
NuCo2, Inc.                           *             761              19,535
Olin Corporation                      +           3,437              62,691
OM Group, Inc.                        *           1,477              36,467
Omnova Solutions, Inc.                *           1,179               5,494
Penford Corporation                                 786              12,576

202
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                             Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Pharmos Corp.                     *           1,375        $      3,369
PolyOne Corporation               *           4,683              31,001
Scotts Company (The)
  Class A                         *           1,042              74,201
Sensient Technologies
  Corporation                                 2,028              41,797
Spartech Corporation                          1,451              25,828
Stepan Company                                  767              16,951
SurModics, Inc.                   *+            675              29,275
Trex Company, Inc.                *+            732              18,812
Tupperware Corporation                        2,380              55,621
UAP Holding Corporation                       1,290              21,414
Unifi, Inc.                       *           2,629              11,147
USEC, Inc.                                    4,047              59,248
Valhi, Inc.                                   1,641              28,717
W.R. Grace & Company              *           2,500              19,475
Wellman, Inc.                                 1,509              15,377
West Pharmaceutical
  Services, Inc.                              1,706              47,853
Westlake Chemical Corp.                         800              19,600
                                                           ------------
                                                              2,315,150
                                                           ------------
Coal--0.6%
Alliance Resource
  Partners, LP                                  640              47,360
Alpha Natural
  Resources, Inc.                 *             920              21,970
Arch Coal, Inc.                   +           2,908             158,399
Consol Energy, Inc.               +           4,111             220,267
Foundation Coal
  Holdings, Inc.                              1,100              28,534
Peabody Energy Corporation                    6,014             312,969
Penn Virginia Resource
  Partners, LP                                  420              20,084
                                                           ------------
                                                                809,583
                                                           ------------
Commercial Services--5.2%
Aaron Rents, Inc.                             1,939              48,262
ABM Industries, Inc.                          2,291              44,674
Accelrys, Inc.                    *           1,146               5,673
Administaff, Inc.                             1,143              27,158
Advisory Board
  Company (The)                   *             950              46,303
Advo, Inc.                                    1,277              40,672
Affymetrix, Inc.                  *+          3,035             163,678
Akamai Technologies, Inc.         *+          4,955              65,059
Ambassadors Group, Inc.                        350              13,016
Ambassadors
  International, Inc.                           524               7,153
Amerco, Inc.                                    806              43,161
AMN Healthcare
  Services, Inc.                  *           1,507              22,650
Amylin
  Pharmaceuticals, Inc.           *+          4,556              95,357
Angelica Corporation                            511              12,525
Antigenics, Inc.                  *+          1,707               9,235
APAC Customer
  Services, Inc.                  *           1,972               1,578
Applera Corporation
  Celera Genomics Group           *           3,029              33,228
Ariad
  Pharmaceuticals, Inc.           *+          2,463              16,404
Artemis International
  Solutions Corporation           *              56                 168
Asset Acceptance Capital
  Corporation                     *             728              18,862
Axonyx, Inc.                      *           2,772               3,687

                                                 Shares               Value
--------------------------------------------------------------------------------
BISYS Group, Inc. (The)           *               5,539        $     82,753
Bandag, Inc.                      +               1,000              46,050
Barrett Business
  Services, Inc.                  *               3,150              47,376
BearingPoint, Inc.                *               8,106              59,417
Bowne & Company, Inc.                             1,575              22,774
Bright Horizons Family
  Solutions, Inc.                 *+              1,210              49,271
Brink's Company (The)                             2,360              84,960
Career Education
  Corporation                     *               4,928             180,414
Casella Waste Systems,
  Inc. Class A                    *                 980              11,760
CDI Corporation                                     711              15,585
Celgene Corporation               *               8,038             327,709
Central Parking Corporation                       1,898              26,097
Cenveo, Inc.                      *               2,792              21,108
Ciphergen
  Biosystems, Inc.                *               1,500               2,865
Coinstar, Inc.                    *               1,075              24,392
Consolidated
  Graphics, Inc.                  *                 777              31,678
Corinthian Colleges, Inc.         *               4,426              56,520
Corporate Executive
  Board Company                                   1,798             140,837
Courier Corporation                                 816              31,343
CRA International, Inc.           *                 486              26,171
Critical Path, Inc.               *                 624                 275
CuraGen Corporation               *+              1,768               9,088
CV Therapeutics, Inc.             *+              1,424              31,926
Cytyc Corporation                 *               5,301             116,940
DataTRAK
  International, Inc.             *+              1,926              33,127
DeVry, Inc.                       *+              2,980              59,302
DiamondCluster
  International, Inc.
  Class A                         *               1,432              16,182
Digitas, Inc.                     *               3,972              45,321
Diversa Corporation               *               1,790               9,326
Dollar Thrifty Automotive
  Group, Inc.                     *               1,058              40,183
Dun & Bradstreet
  Company                         *               3,402             209,733
Duratek, Inc.                     *               1,215              28,164
EGL, Inc.                         *               1,862              37,836
Edgewater
  Technology, Inc.                *               1,533               6,653
Education Management
  Corporation                     *               3,087             104,125
eFunds Corporation                *               2,250              40,477
Ennis Business Forms, Inc.                        1,096              19,860
EntreMed, Inc.                    *+              1,390               3,211
EPIQ Systems, Inc.                *                 725              11,861
eResearch
  Technology, Inc.                *+              2,056              27,530
Exact Sciences
  Corporation                     *               1,250               2,850
Exelixis, Inc.                    *               2,695              20,024
Exponent, Inc.                    *                 380              10,860
First Aviation
  Services, Inc.                  *               1,818               7,272
First Consulting
  Group, Inc.                     *               3,067              15,731
Forrester Research, Inc.          *                 963              17,170
FTI Consulting, Inc.              *+              1,735              36,261
G&K Services, Inc. Class A                        1,008              38,032
Gene Logic, Inc.                  *                 950               3,144
Gen-Probe, Inc.                   *               2,250              81,517
Gevity HR, Inc.                                     964              19,309

                See accompanying notes to financial statements.
                                                                            203

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                              Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Greenfield Online, Inc.            *             720        $      8,748
Greg Manning
  Auctions, Inc.                   *             952              11,376
Harris Interactive, Inc.           *           2,730              13,295
Healthcare Services
  Group, Inc.                                  1,141              22,911
Heidrick & Struggles
  International, Inc.              *             866              22,585
Hewitt Associates, Inc.
  Class A                          *           2,628              69,668
Hudson Highland
  Group, Inc.                      *             960              14,966
Icos Corporation                   *+          2,749              58,196
I-many, Inc.                       *             952               1,609
Incyte Corporation                 *+          4,623              33,054
Inergy, LP                         +           1,130              35,358
Internet Capital
  Group, Inc.                      *           1,769              12,967
Ipass, Inc.                        *           2,180              13,211
iPayment, Inc.                     *             692              25,272
IPIX Corporation                   *+          1,344               3,333
Iron Mountain, Inc.                *+          5,110             158,512
Isis Pharmaceuticals, Inc.         *           2,216               8,665
ITT Educational
  Services, Inc.                   *+          2,183             116,616
Jackson Hewitt Tax
  Service, Inc.                                1,730              40,897
Jacobs Engineering
  Group, Inc.                      *           2,709             152,408
John H. Harland Company                        1,282              48,716
Kelly Services, Inc. Class A                   1,173              33,595
Kforce.com, Inc.                   *           1,688              14,280
Korn Ferry International           *           1,625              28,844
Kosan Biosciences, Inc.            *           2,000              10,560
Labor Ready, Inc.                  *           1,685              39,277
Landauer, Inc.                                   599              31,094
Laureate Education, Inc.           *           1,886              90,264
Learning Tree
  International, Inc.              *             766               9,207
LECG Corporation                   *             884              18,794
Lexicon Genetics, Inc.             *           2,344              11,579
LifeCell Corporation               *           1,120              17,707
Lionbridge Technologies,
  Inc.                             *           2,495              16,916
LoJack Corp.                       *             740              12,994
Luminex Corporation                *           1,070              10,529
Macquarie Infrastructure
  Company Trust                                1,000              28,380
Magellan Health
  Services, Inc.                   *           1,540              54,377
Management Network
  Group, Inc.                      *           1,600               3,520
Manpower, Inc.                                 4,144             164,848
Maxim
  Pharmaceuticals, Inc.            *           2,363               3,096
Maximus, Inc.                                  1,052              37,125
Maxygen, Inc.                      *           1,231               8,445
Medical Staffing Network
  Holdings, Inc.                   *           1,686               8,346
Midas, Inc.                        *           1,278              29,394
Millennium Cell, Inc.              *+          1,700               2,839
Mobile Mini, Inc.                  *             630              21,722
MoneyGram
  International, Inc.                          4,131              78,985
Monro Muffler, Inc.                *             490              14,460
MPS Group, Inc.                    *           3,707              34,920

                                              Shares               Value
--------------------------------------------------------------------------------
MPW Industrial Services
  Group, Inc.                      *             548        $      1,118
MSGI Security
  Solutions, Inc.                  *             938               5,684
MTC Technologies, Inc.             *             620              22,835
Myriad Genetics, Inc.              *+          1,901              29,751
NCO Group, Inc.                    *           1,315              28,443
National Research
  Corporation                                  1,250              20,012
Navigant Consulting, Inc.          *           2,314              40,865
NDCHealth Corporation                          1,464              26,308
NeoPharm, Inc.                     *             965               9,640
NetRatings, Inc.                   *           1,164              15,830
Neurogen Corporation               *           1,873              12,774
New Horizons
  Worldwide, Inc.                  *             804               2,814
Omnicell, Inc.                     *             784               6,899
On Assignment, Inc.                *           1,243               6,190
Online Resources
  Corporation                      *           2,780              31,442
Opsware, Inc.                      *           2,730              13,978
Oscient Pharmaceuticals
  Corporation                      *           3,710               9,831
Overland Storage, Inc.             *             482               4,598
PDI, Inc.                          *             703               8,668
Pegasystems, Inc.                  *           2,142              12,638
Perma-Fix Environmental
  Services                         *           5,502              10,729
Per-Se Technologies, Inc.          *           1,329              27,936
Pfsweb, Inc.                       *           5,683              11,821
Pharmaceutical Product
  Development, Inc.                *           2,369             111,011
PHH Corp.                          *           2,400              61,728
Portfolio Recovery
  Associates, Inc.                 *             884              37,146
Possis Medical, Inc.               *           1,278              12,946
Pre-Paid Legal
  Services, Inc.                   +             780              34,827
Presstek, Inc.                     *           2,015              22,810
PRG-Schultz
  International, Inc.              *           1,911               5,389
Princeton Review, Inc.             *           2,409              14,044
Prosoft Learning Corp.             *             223                 134
Ramtron International
  Corporation                      *           1,920               4,493
RCM Technologies, Inc.             *           1,593               6,922
Regeneration
  Technologies, Inc.               *             807               5,052
Regis Corporation                              1,818              71,047
Rent-A-Center, Inc.                *           3,377              78,650
Rent-Way, Inc.                     *           1,060              10,430
Republic Services, Inc.                        6,349             228,627
Res-Care, Inc.                     *           1,222              16,570
Resources
  Connection, Inc.                 *           2,062              47,900
Rewards Network, Inc.              *           1,128               6,091
Rollins, Inc.                                  1,702              34,108
Savient
  Pharmaceuticals, Inc.            *           4,700              20,727
Sequenom, Inc.                     *           1,844               2,084
Service Corporation
  International                               14,775             118,495
ServiceMaster Company
  (The)                                       13,427             179,788
SFBC International, Inc.           *+          1,036              40,021
Sitel Corporation                  *           2,384               5,030
Sotheby's Holdings, Inc.
  Class A                          *           1,703              23,331
Sourcecorp, Inc.                   *             748              14,825

204
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                              Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Spherion Corporation               *           2,689        $     17,747
Standard Register
  Company (The)                                1,650              26,086
StarTek, Inc.                                    495               8,128
Stericycle, Inc.                   *           1,919              96,564
Strayer Education, Inc.                          681              58,743
SupportSoft, Inc.                  *           1,562               8,107
Symyx Technologies, Inc.           *           1,375              38,472
Synagro Technologies, Inc.         *           3,224              15,572
Tejon Ranch Company                *             763              39,272
TeleTech Holdings, Inc.            *           2,739              22,323
Telik, Inc.                        *           2,469              40,146
Tetra Tech, Inc.                   *           2,114              28,602
Transkaryotic
  Therapies, Inc.                  *           1,552              56,772
TRC Companies, Inc.                *             998              11,717
Trimeris, Inc.                     *+          1,214              12,116
United Rentals, Inc.               *           3,294              66,572
Universal Compression
  Holdings, Inc.                   *           1,093              39,610
Universal Technical
  Institute, Inc.                  *             959              31,839
URS Corporation                    *           1,582              59,088
Valassis Communications,
  Inc.                             *           2,297              85,104
Varsity Group, Inc.                *           2,748              13,905
Vertrue, Inc.                      *+            749              29,181
Viad Corporation                                 817              23,154
Viisage Technology, Inc.           *           1,450               6,496
ViroLogic, Inc.                    *           9,010              22,345
Volt Information
  Sciences, Inc.                   *             834              19,791
Waste Connections, Inc.            *+          2,090              77,936
Waste Industries USA, Inc.                     1,297              18,340
Watson Wyatt &
  Company Holdings                             1,600              41,008
Weight Watchers
  International, Inc.              *+          2,057             106,162
Westaff, Inc.                      *             942               3,297
Wind River Systems, Inc.           *           3,206              50,270
World Fuel Services
  Corporation                                  1,382              32,353
WRIGHT EXPRESS                     *           1,140              21,056
Xanser Corporation                 *           1,100               2,552
                                                            ------------
                                                               7,624,789
                                                            ------------
Communications--1.9%
Ace*Comm Corporation               *           3,033               7,158
Airnet Communications
  Corporation                      *             132                 203
AltiGen Communications,
  Inc.                             *           4,110               7,809
American Tower
  Corporation Class A              *+         10,312             216,758
Anadigics, Inc.                    *             957               1,857
Andrea Electronics
  Corporation                      *           1,298                  55
Anixter International, Inc.        *           1,344              49,956
Applied Innovation, Inc.           *             500               2,205
Applied Signal
  Technology, Inc.                               858              16,336
Arris Group, Inc.                  *           2,897              25,233
Avici Systems, Inc.                *             711               3,164
Avistar Communications
  Corporation                      *             774               1,927
Blonder Tongue
  Laboratories                     *           2,285               6,055

                                             Shares               Value
--------------------------------------------------------------------------------
Brillian Corporation              *             181        $        476
Broadwing Corporation             *+          1,358               6,274
CalAmp Corporation                *             550               3,927
Carrier Access
  Corporation                     *           1,178               5,678
C-COR.net Corporation             *           1,548              10,604
Celeritek, Inc.                                 600                 198
Centillium
  Communications, Inc.            *           1,589               3,448
Checkpoint Systems, Inc.          *           1,442              25,523
Comtech
  Telecommunications              *           1,350              44,050
Crown Castle
  International
  Corporation                     *          10,403             211,389
CT Communications, Inc.                       1,105              14,420
Cubic Corporation                 +           1,262              22,388
Digital Lightwave, Inc.           *+          2,931                 821
Ditech Communications
  Corporation                     *           1,360               8,826
EndWave Corporation               *+            912              43,411
Foundry Networks, Inc.            *           5,421              46,783
Glenayre
  Technologies, Inc.              *           2,143               8,079
Harmonic, Inc.                    *           2,820              13,621
Harris Corporation                            6,650             207,546
Hungarian Telephone &
  Cable Corporation               *             712              12,246
ID Systems, Inc.                  *           1,146              18,118
InterDigital
  Communications
  Corporation                     *           2,563              44,852
International
  Electronics, Inc.               *           1,150               2,219
Inter-Tel, Inc.                               1,334              24,826
InterVoice, Inc.                  *           1,395              12,039
Intraware, Inc.                   *           7,833               3,682
Lifeline Systems, Inc.            *             714              22,934
McData Corporation
  Class A                         *           5,654              22,616
MDI, Inc.                         *             271                 125
Metro One
  Telecommunications              *           1,248                 998
Mindspeed
  Technologies, Inc.              *+          4,010               4,892
NMS Communications
  Corporation                     *           3,530              10,096
On2 Technologies, Inc.            *           4,620               2,680
Openwave Systems, Inc.            *+          2,571              42,164
PanAmSat Holding Corp.                        2,300              47,173
P-Com, Inc.                       *              13                   2
Peco II, Inc.                     *             657                 644
Plantronics, Inc.                 +           2,366              86,028
Polycom, Inc.                     *           4,658              69,451
Powerwave
  Technologies, Inc.              *           4,014              41,023
Premiere Global
  Services, Inc.                  *           3,644              41,141
Remec, Inc.                       *           1,077               6,893
SBA Communications
  Corporation                     *           2,230              30,105
SeaChange
  International, Inc.             *             959               6,732
Sirius Satellite Radio, Inc.      *+         59,239             383,869
Socket Communications,
  Inc.                            *           1,300               1,469
Sonus Networks, Inc.              *          12,770              61,041
Spectralink Corporation                       1,133              11,919
Spectrasite, Inc.                 *           2,000             148,860

                See accompanying notes to financial statements.
                                                                             205

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                      Shares               Value
----------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------------
Standard Microsystems
  Corporation                              *             806        $     18,844
Stratex Networks, Inc.                     *           2,680               4,610
Symmetricom, Inc.                          *           2,040              21,155
Tekelec                                    *           2,570              43,176
Terayon Corporation                        *           2,831               8,748
Titan Corporation                          *           4,114              93,552
Tollgrade
  Communications, Inc.                     *             601               4,507
Tut Systems, Inc.                          *           1,414               4,214
Ulticom, Inc.                              *           1,583              16,796
Universal Security
  Instruments, Inc.                        *             200               3,432
Utstarcom, Inc.                            *+          4,666              34,948
Verso Technologies, Inc.                   *           8,093               2,104
Viasat, Inc.                               *           1,190              24,193
Westell Technologies, Inc.
  Class A                                  *           1,821              10,890
XM Satellite Radio
  Holdings, Inc. Class A                   *+          9,611             323,506
Zhone Technologies, Inc.                   *+          3,916              13,119
Zix Corporation                            *+          1,016               3,180
Zoom Telephonics, Inc.                     *           2,712               6,102
                                                                    ------------
                                                                       2,814,091
                                                                    ------------
Computer Software & Processing--7.5%
3D Systems Corporation                     *           1,159              27,886
Accelr8 Technology
  Corporation                              *               6                  19
ActivCard Corporation                      *           1,830               8,363
Activision, Inc.                           *           8,564             141,477
Actuate Corporation                        *           2,084               3,897
Acxiom Corporation                                     4,032              84,188
Advent Software, Inc.                      *           1,451              29,397
Aether Systems, Inc.                       *           4,629              15,229
Agile Software
  Corporation                              *           2,087              13,148
Alliance Data Systems
  Corporation                              *           2,256              91,503
Altiris, Inc.                              *             975              14,313
American Access
  Technologies, Inc.                       *           1,400               2,870
American Software, Inc.
  Class A                                              1,950              11,271
AMICAS, Inc.                               *           1,846               8,362
answerthink, Inc.                          *           2,851              10,121
Ansys, Inc.                                *           1,198              42,541
Anteon International
  Corporation                              *           1,600              72,992
Applied Digital
  Solutions, Inc.                          *           4,675              15,381
Applix, Inc.                               *           4,341              20,533
Apropos Technology, Inc.                   *             900               2,241
Arbitron, Inc.                                         1,628              69,841
Ariba, Inc.                                *           2,747              15,933
Art Technology
  Group, Inc.                              *           8,335               8,752
Ask Jeeves, Inc.                           *+          2,367              71,460
Aspect Communications
  Corporation                              *           2,222              24,953
Aspen Technology, Inc.                     *           1,530               7,956
At Road, Inc.                              *           1,948               5,182
Atari, Inc.                                *           4,024              11,187
Audible, Inc.                              *           1,213              21,070
Autobytel, Inc.                            *           1,385               6,690
Avocent Corporation                        *           2,307              60,305
Axeda Systems, Inc.                        *           1,300                 377

                                                      Shares               Value
----------------------------------------------------------------------------------------
BEA Systems, Inc.
                                           *          18,151        $    159,366
Bankrate, Inc.                             *+          1,084              21,832
BindView Development
  Corporation                              *           2,010               5,548
Blue Coat Systems, Inc.                    *             536              16,016
Borland Software
  Corporation                              *           2,936              20,141
Brady Corporation Class A                              1,824              56,544
Bsquare Corporation                        *             900                 486
CMGI, Inc.                                 *          15,258              28,838
CNET Networks, Inc.                        *+          5,501              64,582
CSG Systems
  International, Inc.                      *           2,154              40,883
CACI International, Inc.
  Class A                                  *           1,439              90,887
Cadence Design
  Systems, Inc.                            *+         12,546             171,378
Callidus Software, Inc.                    *             173                 630
Captaris, Inc.                             *           1,164               4,819
Carreker Corporation                       *           1,681               9,212
CCC Information Services
  Group, Inc.                              *             884              21,172
Cellular Technical
  Services Company, Inc.                   *             500                 875
Ceridian Corporation                       *           6,657             129,678
Cerner Corporation                         *+          1,523             103,518
Checkfree Corporation                      *           3,357             114,339
Choicepoint, Inc.                          *           4,263             170,733
Chordiant Software, Inc.                   *           4,649               9,066
Ciber, Inc.                                *           2,445              19,511
Clinical Data, Inc.                                    1,332              23,698
Cogent Communications
  Group, Inc.                              *              95                 631
Cogent, Inc.                               *             750              21,412
Cognex Corporation                                     2,024              53,009
Cognizant Technology
  Solutions Corporation                    *           6,198             292,112
Computer Horizons
  Corporation                              *           1,347               4,216
Concur Technologies, Inc.                  *           2,083              21,934
Corillian Corporation                      *           1,324               4,104
CoStar Group, Inc.                         *+            770              33,572
Covansys Corporation                       *           1,478              18,992
Cybersource Corporation                    *           1,281               9,364
DST Systems, Inc.                          *           3,335             156,078
Deluxe Corporation                                     2,300              93,380
Dendrite
  International, Inc.                      *           1,587              21,901
Digital Insight
  Corporation                              *           1,463              34,995
Digital River, Inc.                        *+          1,517              48,165
Digital Video
  Systems, Inc.                            *             383               1,038
DocuCorp
  International, Inc.                      *           1,429              10,503
E.piphany, Inc.                            *           2,635               9,170
Earthlink, Inc.                            *           5,814              50,349
EasyLink Services
  Corporation Class A                      *             233                 231
ebix.com, Inc.                             *           1,755              25,079
Echelon Corporation                        *           1,770              12,178
Eclipsys Corporation                       *           1,847              25,987
eCollege.com, Inc.                         *+            635               7,556
Egain Communications
  Corporation                              *           2,914               1,894
Electro Rent Corporation                   *             951              13,828
Electronics for Imaging                    *           2,169              45,636
Embarcadero
  Technologies, Inc.                       *           1,253               7,029

206
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                 Shares               Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
eMerge Interactive, Inc.
  Class A                           *+            3,368        $      2,189
Enterasys Networks, Inc.            *             7,769               6,992
Entrust Technologies, Inc.          *             2,200              10,538
Epicor Software
  Corporation                       *             1,693              22,348
eSpeed, Inc. Class A                *             1,470              13,098
Evolving Systems, Inc.              *             1,054               3,025
F5 Networks, Inc.                   *             1,612              76,143
Factset Research
  Systems, Inc.                     +             1,741              62,397
Fair Isaac Corporation                            3,259             118,954
FalconStor Software, Inc.           *+            1,374               8,972
Filenet Corporation                 *             1,659              41,707
Gartner Group, Inc.
  Class A                           *             3,019              32,062
Gerber Scientific, Inc.             *             1,608              11,192
Google, Inc. Class A                *+            8,005           2,354,671
GraphOn Corporation                 *             1,300                 494
GTECH Holdings Corporation                        5,254             153,627
Hickok, Inc. Class A                              1,150               6,152
High Speed Access
  Corporation                       *++-          4,200                  --
Homestore, Inc.                     *             6,954              14,117
Hypercom Corporation                *             1,992              12,888
HyperFeed
  Technologies, Inc.                *             1,614               3,228
Hyperion Solutions
  Corporation                       *             1,686              67,845
IDX Systems Corporation             *             1,282              38,639
iGate Capital Corporation           *             2,997              10,729
Imergent, Inc.                      *+              560               5,936
Infocrossing, Inc.                  *+              880              10,974
Informatica Corporation             *             3,172              26,613
Inforte Corporation                               1,897               6,298
Infospace, Inc.                     *             1,323              43,566
InfoUSA, Inc.                                     2,708              31,684
Integral Systems, Inc.                              631              14,280
Intelidata Technologies
  Corporation                       *             1,550                 527
Intellisync Corporation             *+            1,726               4,677
Interactive Data Corporation                      2,351              48,854
Interactive
  Intelligence, Inc.                *               950               4,807
Intergraph Corporation              *+            1,734              59,754
Internap Network
  Services Corporation              *            11,691               5,495
Internet Security
  Systems, Inc.                     *             2,039              41,371
Intervideo, Inc.                    *               501               7,204
Interwoven, Inc.                    *             1,909              14,375
Intrado, Inc.                       *               989              14,795
Intrusion, Inc.                     *               266                 873
Island Pacific, Inc.                *             1,556                 296
iVillage, Inc.                      *             3,507              20,972
JDA Software Group, Inc.            *             1,257              14,305
Jack Henry & Associates, Inc.                     3,591              65,751
Juniper Networks, Inc.              *            25,502             642,140
Kana Software, Inc.                 *               877               1,403
Kanbay International, Inc.          *               510              11,786
Keane, Inc.                         *             2,632              36,058
Keynote Systems, Inc.               *             1,400              16,338
Knot, Inc. (The)                    *             2,305              15,328
Kronos, Inc.                        *             1,283              51,820
Lawson Software, Inc.               *+            2,050              10,557
LivePerson, Inc.                    *             3,334              10,402
Looksmart Ltd.                      *             2,500               1,850

                                                 Shares               Value
-----------------------------------------------------------------------------------
Loudeye Corporation                 *+            5,040        $      3,679
LQ Corp., Inc.                      *               161                 331
Macromedia, Inc.                    *             3,198             122,228
Magma Design
  Automation, Inc.                  *+            1,429              11,946
Manhattan
  Associates, Inc.                  *+            1,346              25,857
Mantech International
  Corporation Class A               *               568              17,631
Manugistics Group, Inc.             *             2,824               5,027
Mapinfo Corporation                 *               812               8,534
Matrix One, Inc.                    *             2,680              13,400
McAfee, Inc.                        *             7,324             191,742
Mediware Information
  Systems                           *             1,089              10,857
Mentor Graphics
  Corporation                       *+            2,745              28,136
MetaSolv, Inc.                      *             1,380               3,243
Micromuse, Inc.                     *             2,805              15,876
MicroStrategy, Inc.
  Class A                           *               513              27,210
Mitek Systems, Inc.                 *             3,473               2,535
MIVA, Inc.                          *               991               4,598
Mobius Management
  Systems, Inc.                     *               878               5,795
MRO Software, Inc.                  *               848              12,389
Napster, Inc.                       *+            1,146               4,813
National Instruments
  Corporation                       +             2,955              62,646
Navisite, Inc.                      *             3,725               6,556
NAVTEQ Corporation                  *             4,140             153,925
Neoware Systems, Inc.               *               900               9,216
NetFlix, Inc.                       *+            2,279              37,398
NetGuru, Inc.                       *               800                 720
NETIQ Corporation                   *+            2,494              28,307
Netscout Systems, Inc.              *             1,250               8,237
Netsmart
  Technologies, Inc.                *               506               4,554
NIC, Inc.                           *             2,450              11,319
Niku Corporation                    *             1,502              31,136
Nuance
  Communications, Inc.              *             1,223               5,503
NVE Corporation                     *+              348               5,418
Onyx Software
  Corporation                       *               469               1,688
Open Solutions, Inc.                *               883              17,934
Packeteer, Inc.                     *             1,900              26,790
PalmSource, Inc.                    *+              515               4,377
PDF Solutions, Inc.                 *               974              12,779
Perot Systems
  Corporation Class A               *             4,359              61,985
Phoenix Technologies Ltd.           *             3,188              24,803
Pixar, Inc.                         *             2,672             133,734
Plato Learning, Inc.                *             1,826              13,476
Plumtree Software, Inc.             *             2,465              12,005
Portal Software, Inc.               *             1,535               3,055
Prescient Applied
  Intelligence, Inc.                *                54                  26
Progress Software
  Corporation                       *             1,323              39,888
QAD, Inc.                                        1,363              10,495
Quality Systems, Inc.                               384              18,194
Quest Software, Inc.                *             3,848              52,448
RSA Security, Inc.                  *             3,151              36,173
Radiant Systems, Inc.               *             1,019              11,617
Radisys Corporation                 *               961              15,520
Radview Software Ltd.
  (Israel)                          *             1,046                 175
RealNetworks, Inc.                  *             5,844              29,045

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                Shares               Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Red Hat, Inc.                       *+           8,432        $    110,459
Renaissance Learning, Inc.                       1,354              27,486
Reynolds & Reynolds
  Company (The) Class A                          3,001              81,117
S1 Corporation                      *            2,637              12,420
Saba Software, Inc.                 *+           1,576               7,407
SafeNet, Inc.                       *            1,099              37,432
SAFLINK Corporation                 *+           4,996               8,243
Salesforce.com, Inc.                *            2,500              51,200
Sapient Corporation                 *            4,601              36,486
Scientific Learning
  Corporation                       *            3,146              19,584
SCO Group, Inc. (The)               *+             998               3,822
Secure Computing
  Corporation                       *            1,554              16,908
SeeBeyond Technology
  Corporation                       *            2,789              11,658
Serena Software, Inc.               *            1,616              31,189
SmartServ Online, Inc.              *              566                 300
Sonic Foundry, Inc.                 *            1,200               1,644
SonicWall, Inc.                     *            2,442              13,162
Splinex Technology Inc.
  Private Equity                    *++             19                   5
SPSS, Inc.                          *              691              13,274
SRA International, Inc.
  Class A                           *+           1,666              57,844
SS&C Technologies, Inc.                            998              31,617
Stellent, Inc.                      *            1,714              12,855
Stratasys, Inc.                     *              391              12,778
Sybase, Inc.                        *            4,546              83,419
Sykes Enterprises, Inc.             *            1,424              13,500
SYNNEX Corporation                  *              104               1,821
Synopsys, Inc.                      *            7,202             120,057
Synplicity, Inc.                    *            1,050               5,680
Syntel, Inc.                                     1,554              24,911
Take-Two Interactive
  Software, Inc.                    *+           3,244              82,560
Talx Corporation                                   694              20,064
Technology Solutions
  Company                           *            2,173               1,173
Teknowledge Corporation             *            3,449               1,673
TenFold Corporation                 *            4,098               1,475
THQ, Inc.                           *            1,953              57,164
3Com Corporation                    *           18,162              66,110
TIBCO Software, Inc.                *            8,337              54,524
Tier Technologies, Inc.
  Class B                           *              942               7,941
Total System
  Services, Inc.                    +            2,202              53,068
Tradestation Group, Inc.            *            1,691              14,509
Transaction Systems
  Architects, Inc. Class A          *            1,859              45,787
Trizetto Group, Inc.                *            1,550              21,715
Tumbleweed
  Communications
  Corporation                       *            2,952               7,675
Ultimate Software
  Group, Inc.                       *            1,243              20,385
United Online, Inc.                              2,509              27,248
Vasco Data Security
  International, Inc.               *+           3,805              36,908
Verilink Corporation                *+           4,538               5,491
Verint Systems, Inc.                *              652              20,968
VeriSign, Inc.                      *           11,966             344,142
Verity, Inc.                        *            1,445              12,673
Versant Corporation                 *            3,301               1,056
Versata, Inc.                       *                1                   1

                                                Shares               Value
----------------------------------------------------------------------------------
VerticalNet, Inc.                   *            1,850        $      1,295
Via Net.Works, Inc.                 *            4,394                 352
Viewpoint Corporation               *            1,141               2,020
Vignette Corporation                *            1,259              14,164
Vitria Technology, Inc.             *            1,150               4,025
WatchGuard
  Technologies, Inc.                *            1,100               4,312
Wave Systems
  Corporation Class A               *            3,014               2,351
Webb Interactive
  Services, Inc.                    *              836                  54
WebEx
  Communications, Inc.              *+           1,743              46,033
WebMD Corporation                   *           14,620             150,147
Webmethods, Inc.                    *            2,154              12,062
Websense, Inc.                      *+             979              47,041
Witness Systems, Inc.               *              800              14,584
XETA Technologies, Inc.             *            1,947               5,529
                                                              ------------
                                                                11,004,155
                                                              ------------
Computers & Information--1.4%
Advanced Digital
  Information Corporation           *            2,415              18,354
Authentidate Holding
  Corporation                       *            1,023               2,721
Black Box Corporation                              866              30,656
Brocade Communications
  Systems, Inc.                     *           11,948              46,358
CDW Corporation                     +            3,233             184,572
Ciprico, Inc.                       *            1,658               6,765
Cirrus Logic, Inc.                  *            5,397              28,658
Concurrent Computer
  Corporation                       *            1,902               4,051
Cray, Inc.                          *            2,858               3,544
Crossroads Systems, Inc.            *            1,300               1,222
Dataram Corporation                              1,175               6,873
Datawatch Corporation               *+           3,500              13,475
Diebold, Inc.                                    3,530             159,238
Dot Hill Systems
  Corporation                       *            1,396               7,315
Emulex Corporation                  *            4,279              78,135
Ener1, Inc.                         *            1,300                 455
Exabyte Corporation                 *            1,566                 391
Extended Systems, Inc.              *            1,460               4,672
Extreme Networks, Inc.              *            4,492              18,417
Focus Enhancements, Inc.            *            5,319               3,457
General Binding
  Corporation                       *            1,598              35,028
Global Imaging
  Systems, Inc.                     *+             946              30,140
Global Payment
  Technologies, Inc.                *            1,270               5,156
InFocus Corporation                 *            1,636               6,773
Interland, Inc.                     *              706               1,377
Interlink Electronics, Inc.         *            1,925              10,895
Iomega Corporation                  *            1,865               4,942
ION Networks, Inc.                  *              400                  64
Iteris, Inc.                        *            4,264              11,257
Komag, Inc.                         *            1,680              47,662
MTI Technology
  Corporation                       *            3,844               8,649
Maxtor Corporation                  *           10,146              52,759
Micros Systems, Inc.                *            1,716              76,791
MTM Technologies, Inc.              *              500               1,740
Netgear, Inc.                       *            1,207              22,450
Network Engines, Inc.               *            1,330               2,381
NYFIX, Inc.                         *              992               5,863
PalmOne, Inc.                       *            1,907              56,771
Paxar Corporation                   *            1,972              35,003

                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                   Shares               Value
-------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------------
Planar Systems, Inc.                  *               786        $      5,777
ProQuest Company                      *               863              28,298
Quantum Corporation                   *             6,682              19,846
Safeguard Scientifics, Inc.           *             4,074               5,215
Sandisk Corporation                   *             7,837             185,972
Scansoft, Inc.                        *+            3,602              13,616
ScanSource, Inc.                      *               563              24,175
Scientific Games
  Corporation Class A                 *             3,038              81,813
SCM Microsystems, Inc.                *             1,494               4,123
Seagate Technology
  (Cayman Islands)                                 10,318             181,081
Sigma Designs, Inc.                   *+            1,590              12,084
Silicon Graphics, Inc.                *+           17,373              12,335
SimpleTech, Inc.                      *             3,666              14,041
Storage Technology
  Corporation                         *             5,190             188,345
TransAct Technologies, Inc.           *               889               7,530
VA Software Corporation               *             2,019               3,432
Vialstream Holdings, Inc.             *             1,000                 719
Western Digital
  Corporation                         *             9,525             127,825
Zebra Technologies
  Corporation Class A                 *             3,279             143,587
                                                                 ------------
                                                                    2,094,844
                                                                 ------------
Containers & Packaging--0.1%
Crown Holdings, Inc.                  *             7,975             113,484
Silgan Holdings, Inc.                                 727              40,886
                                                                 ------------
                                                                      154,370
                                                                 ------------
Cosmetics & Personal Care--0.2%
1-800 Contacts, Inc.                  *+              502               9,724
Chattem, Inc.                         *               873              36,142
Elizabeth Arden, Inc.                 *+            1,017              23,788
Estee Lauder Companies, Inc.
  (The) Class A                                     6,028             235,876
Quaker Chemical Corporation                           443               7,730
Water Pik Tecnologies, Inc.           *               450               8,572
                                                                 ------------
                                                                      321,832
                                                                 ------------
Distribution/Wholesale--0.0%
Navarre Corporation                   *+              850               6,796
                                                                 ------------
Diversified--0.0%
Hexcel Corporation                    *             2,150              36,378
                                                                 ------------
Electric Utilities--2.2%
Allete, Inc.                                        1,090              54,391
Alliant Energy Corporation                          5,201             146,408
Aquila, Inc.                          *             7,275              26,263
Avista Corporation                                  1,759              32,700
Black Hills Corporation                             1,621              59,734
Central Vermont Public
  Service Corporation                                 541              10,008
CH Energy Group, Inc.                                 694              33,749
Cleco Corporation                                   2,110              45,513
DPL, Inc.                                           5,637             154,736
Duquesne Light
  Holdings, Inc.                      +             3,569              66,669
EL Paso Electric Company              *             1,748              35,747
Empire District Electric
  Company (The)                                     1,198              28,704
Energy East Corporation                             6,769             196,166
Great Plains Energy, Inc.                           3,878             123,669
Green Mountain Power
  Corporation                                       1,312              39,150

                                                   Shares               Value
-------------------------------------------------------------------------------------
Hawaiian Electric
  Industries, Inc.                                  3,786        $    101,503
Idacorp, Inc.                                       1,965              60,188
KFX, Inc.                             *+            2,400              34,296
MGE Energy, Inc.                                      860              31,287
Northeast Utilities                                 5,881             122,678
NRG Energy, Inc.                      *             4,100             154,160
NSTAR                                               5,336             164,509
OGE Energy Corporation                              4,245             122,850
Otter Tail Corporation                              1,096              29,954
Pepco Holdings, Inc.                                8,667             207,488
Plug Power, Inc.                      *+            2,705              18,529
PNM Resources, Inc.                                 2,569              74,013
Puget Energy, Inc.                                  4,349             101,680
Reliant Energy, Inc.                  *            13,900             172,082
SCANA Corporation                                   4,692             200,395
Sierra Pacific Resources              *+            5,215              64,927
UIL Holdings Corporation                              598              32,178
Unisource Energy
  Corporation                                       2,031              62,453
Unitil Corporation                                  1,000              27,000
Westar Energy, Inc.                                 3,923              94,270
Wisconsin Energy
  Corporation                                       5,655             220,545
WPS Resources
  Corporation                         +             1,732              97,425
                                                                 ------------
                                                                    3,248,017
                                                                 ------------
Electrical Equipment--0.9%
Active Power, Inc.                    *             3,953              12,847
Acuity Brands, Inc.                                 1,873              48,117
Advanced Lighting
  Technologies, Inc.                  *++-            973                  --
Aeroflex, Inc.                        *             2,811              23,612
Ametek, Inc.                                        3,213             134,464
Arotech Corporation                   *+            4,840               5,130
Artesyn Technologies, Inc.            *             1,534              13,346
AZZ, Inc.                             *             1,032              17,854
Baldor Electric Company                             1,338              32,540
C&D Technologies, Inc.                              1,159              10,651
Capstone Turbine
  Corporation                         *             2,450               3,111
Cataytica Energy
  Systems, Inc.                       *               853               1,604
Cherokee International
  Corporation                         *                29                 108
Distributed Energy
  Systems Corporation                 *             3,757              15,817
Electro Scientific
  Industries, Inc.                    *             1,422              25,425
Energizer Holdings, Inc.              *+            3,402             211,502
Energy Conversion
  Devices, Inc.                       *+              782              17,501
Evans & Sutherland
  Computer Corporation                *             1,883               9,697
Franklin Electric
  Company, Inc.                                       902              34,862
FuelCell Energy, Inc.                 *+            1,939              19,797
Genlyte Group, Inc.                   *             1,102              53,711
GrafTech International Ltd.           *             4,368              18,782
JMAR Technologies, Inc.               *             2,904               3,920
Lincoln Electric Holdings, Inc.                     1,487              49,294
Littelfuse, Inc.                      *               909              25,316
LSI Industries, Inc.                                1,084              15,111
Medis Technologies Ltd.               *+              705              11,703
Metrologic
  Instruments, Inc.                   *               722               9,054
Moog, Inc. Class A                    *             1,447              45,566
Powell Industries, Inc.               *             1,046              19,738

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                 Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Quantum Fuel Systems
  Technologies
  Worldwide, Inc.                     *+          2,810        $     14,050
Regal-Beloit Corporation                          1,273              37,121
SBS Technologies, Inc.                *             965               8,955
Servotronics, Inc.                    *             705               3,384
Spectrum Brands, Inc.                 *           1,491              49,203
Superconductor
  Technologies                        *           2,084               1,355
Tech/Ops Sevcon, Inc.                               720               4,284
Teleflex, Inc.                                    1,672              99,267
Thomas & Betts
  Corporation                         *           2,540              71,730
Trans-Lux Corporation                               867               5,939
Ultralife Batteries, Inc.             *             877              14,164
Universal Display
  Corporation                         *+          1,350              13,878
Universal Electronics, Inc.           *             639              10,601
Valence Technology, Inc.              *+          4,773              13,364
Vicor Corporation                                 1,381              18,782
Wilson Greatbatch
  Technologies, Inc.                  *             942              22,514
Woodhead Industries, Inc.                           903              11,387
                                                               ------------
                                                                  1,290,158
                                                               ------------
Electronic Measuring Unit--0.0%
Keithley Instruments, Inc.                          600               9,246
LeCroy Corp.                          *             600               8,250
                                                               ------------
                                                                     17,496
                                                               ------------
Electronics--3.4%
8X8, Inc.                             *+          3,049               5,092
AVX Corporation                       +           2,510              30,421
Actel Corporation                     *           1,140              15,846
Adaptec, Inc.                         *           3,851              14,942
Advanced Energy
  Industries, Inc.                    *           1,429              11,232
Agere Systems, Inc.                   *           6,929              83,148
Agilysys, Inc.                                    1,336              20,975
Aixtron AG, Sponsored
  ADR (Germany)                       *+            625               2,237
Alliance Fiber Optic
  Products, Inc.                      *           4,818               4,866
Alliance Semiconductor
  Corporation                         *           1,336               3,407
American Superconductor
  Corporation                         *           1,147              10,495
AMIS Holdings, Inc.                   *           1,550              20,677
Amkor Technology, Inc.                *+          7,212              32,454
Amphenol Corporation
  Class A                                         4,578             183,898
Anaren, Inc.                          *             813              10,691
Arrow Electronics, Inc.               *+          5,125             139,195
Atheros
  Communications, Inc.                *           1,321              10,647
Atmel Corporation                     *          18,734              44,400
ATMI, Inc.                            *+          1,559              45,227
Ault, Inc.                            *           1,200               3,240
Avanex Corporation                    *           5,031               4,528
Avnet, Inc.                           *           5,709             128,624
AXT, Inc.                             *             946               1,230
Barnes Group, Inc.                                  840              27,804
Bel Fuse, Inc. Class A                              546              14,027
Belden CDT, Inc.                                  1,896              40,195
Benchmark
  Electronics, Inc.                   *           2,131              64,825
Benthos, Inc.                         *             790               8,707

                                                Shares                Value
--------------------------------------------------------------------------------
California Micro Devices
  Corporation                         *             746        $      4,237
Caliper Life Sciences, Inc.           *             867               4,855
Carlisle Companies, Inc.                          1,457              99,994
Catalyst
  Semiconductor, Inc.                 *           2,416              10,606
Catapult Communications
  Corporation                         *             750              12,795
Ceradyne, Inc.                        *           1,374              33,072
Ceva, Inc.                            *             692               4,055
Conexant Systems, Inc.                *          20,241              32,588
Cree, Inc.                            *+          3,497              89,069
CTS Corporation                                   1,580              19,418
Cymer, Inc.                           *+          1,929              50,829
Cypress Semiconductor
  Corporation                         *+          6,247              78,650
DRS Technologies, Inc.                            1,104              56,613
Dolby Laboratories, Inc.
  Class A                             *           1,500              33,090
DSP Group, Inc.                       *           1,194              28,501
EDO Corporation                                   1,198              35,832
Emcor Group, Inc.                     *             657              32,127
Emcore Corporation                    *           1,219               5,034
EMS Technologies, Inc.                *             960              14,352
ESCO Technologies, Inc.               *             612              61,690
ESS Technology                        *           1,759               7,405
Esterline Technologies
  Corporation                         *           1,049              42,044
Evergreen Solar, Inc.                 *+          2,410              15,496
Exar Corporation                      *           1,759              26,192
Fairchild Semiconductor
  International, Inc.                 *           5,764              85,019
Finisar Corporation                   *           6,856               7,199
Flir Systems, Inc.                    *+          3,204              95,607
FSI International, Inc.               *           1,480               5,506
Genesis Microchip, Inc.               *           1,530              28,244
HEI, Inc.                             *           1,050               3,309
Helix Technology
  Corporation                         +           1,145              15,206
Herley Industries, Inc.               *             670              12,221
HI/FN, Inc.                           *             682               4,099
Hughes Supply, Inc.                               2,802              78,736
Hutchinson
  Technology, Inc.                    *           1,150              44,286
Imation Corporation                               1,665              64,585
Innovex, Inc.                         *           1,922               6,592
Integrated Circuit
  Systems, Inc.                       *           3,056              63,076
Integrated Device
  Technology, Inc.                    *           4,196              45,107
Integrated Silicon
  Solutions, Inc.                     *+          2,930              21,711
International Rectifier
  Corporation                         *+          3,351             159,910
Intersil Corporation Class A                      6,857             128,706
ISCO International, Inc.              *           2,000                 500
IXYS Corporation                      *           1,330              18,859
Kemet Corporation                     *           3,408              21,470
KVH Industries, Inc.                  *           1,286              11,895
LaBarge, Inc.                         *             950              17,242
Lattice Semiconductor
  Corporation                         *           4,395              19,514
Lightpath Technologies,
  Inc. Class A                        *+          1,527               4,596
Lowrance Electronics, Inc.                          290               6,096
MIPS Technologies, Inc.
  Class A                             *           2,229              16,049
MRV Communications, Inc.              *           4,568               9,913
Magnetek, Inc.                        *           1,406               3,613

210
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                               Shares               Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Mattson Technology, Inc.            *           1,761        $     12,609
Maxwell Technologies, Inc.          *+          1,371              16,712
Measurement
  Specialties, Inc.                 *             580              13,462
MEMC Electronics
  Materials, Inc.                   *           7,042             111,052
Mercury Computer
  Systems, Inc.                     *             963              26,357
Merix Corporation                   *+            675               3,949
Methode Electronics, Inc.                       1,384              16,428
Micrel, Inc.                        *           3,731              42,981
Micro Linear Corporation            *           1,440               7,920
Microchip Technology, Inc.                      9,840             291,461
Microsemi Corporation               *           2,474              46,511
Mobility Electronics, Inc.          *           2,804              25,657
Monolithic System
  Technology, Inc.                  *           1,252               6,298
Moscow CableCom
  Corporation                       *           1,900              10,934
Mykrolis Corporation                *           1,830              26,004
Nu Horizons Electronics
  Corporaton                        *           1,208               7,731
Numerex Corporation
  Class A                           *           1,800               9,180
Omnivision
  Technologies, Inc.                *+          2,354              31,991
ON Semiconductor
  Corporation                       *           9,987              45,940
Oplink Communications,
  Inc.                              *           5,309               9,078
Optelecom, Inc.                     *             819               8,354
Opti, Inc.                          *           1,042               1,761
OSI Systems, Inc.                   *+            867              13,690
Park Electrochemical
  Corporation                                   1,087              27,392
Pericom Semiconductor
  Corporation                       *           1,024               8,335
Photronics, Inc.                    *           1,389              32,419
Pixelworks, Inc.                    *           1,927              16,534
Plexus Corporation                  *           1,884              26,809
PLX Technology, Inc.                *           1,050              10,668
Power Integrations, Inc.            *+          1,263              27,243
Power-One, Inc.                     *           3,500              22,085
Proxim Corporation
  Class A                           *             792                  35
Quicklogic Corporation              *           1,050               3,832
RF Micro Devices, Inc.              *           9,217              50,048
Rambus, Inc.                        *+          4,471              59,822
Raven Industries, Inc.                            800              18,736
Reptron Electronics, Inc.           *              70                  77
Research Frontiers, Inc.            *+            752               2,384
Rofin-Sinar
  Technologies, Inc.                *             880              28,864
Rogers Corporation                  *             803              32,562
Rudolph Technologies, Inc.          *+            814              11,665
Semtech Corporation                 *           3,600              59,940
Sigmatel, Inc.                      *+          1,378              23,646
Sigmatron
  International, Inc.               *             283               3,008
Silicon Image, Inc.                 *           2,949              30,257
Silicon Laboratories, Inc.          *+          2,125              55,696
Silicon Storage
  Technology, Inc.                  *           3,794              15,290
Sipex Corporation                   *           1,030               1,715
Sirf Technology
  Holdings, Inc.                    *           1,620              28,642
Skyworks Solutions, Inc.            *           7,133              52,570

                                              Shares                Value
---------------------------------------------------------------------------------
Somera Communications,
  Inc.                              *           2,750        $      4,345
Spectrum Control, Inc.              *           1,195               8,054
Spire Corporation                   *           2,500              16,025
Staktek Holdings, Inc.              *              43                 129
Stratos International, Inc.         *             974               5,386
Sycamore Networks, Inc.             *           9,917              34,214
Synaptics, Inc.                     *           1,058              22,599
Technitrol, Inc.                                1,866              26,367
Tegal Corporation                   *           3,755               3,717
Teledyne
  Technologies, Inc.                *           1,229              40,041
Tessera Technologies, Inc.          *           1,561              52,153
Transmeta Corporation               *           8,599               5,245
Transwitch Corporation              *+          2,483               5,090
Trident Microsystems, Inc.          *             910              20,648
Trimble Navigation Ltd.             *           2,402              93,606
Tripath Technology, Inc.            *           4,193               2,725
Triquint
  Semiconductor, Inc.               *           4,919              16,380
TTM Technologies, Inc.              *           1,640              12,480
Tvia, Inc.                          *           4,026               6,925
Tyler Technologies, Inc.            *           1,886              14,258
Varian Semiconductor
  Equipment Associates,
  Inc.                              *           1,888              69,856
Virage Logic Corporation            *             902               9,291
Vishay Intertechnology,
  Inc.                              *           8,734             103,673
Vitesse Semiconductor
  Corporation                       *           8,323              17,395
Volterra Semiconductor
  Corp.                             *+            760              11,316
Wesco International, Inc.           *           1,550              48,639
YDI Wireless, Inc.                  *           2,197               5,229
Zoran Corporation                   *           2,411              32,042
                                                             ------------
                                                                4,904,602
                                                             ------------
Entertainment & Leisure--1.0%
Alliance Gaming
  Corporation                       *+          1,972              27,647
Argosy Gaming Company               *           1,159              54,021
Avid Technology, Inc.               *+          1,477              78,695
Bally Total Fitness
  Holding Corporation               *           1,307               4,235
Blockbuster, Inc. Class A           +           8,250              75,240
Callaway Golf Company                           2,881              44,454
Cedar Fair, LP                                  2,480              79,831
Churchill Downs, Inc.                             639              27,151
Concord Camera
  Corporation                       *           2,863               3,579
Dover Downs Gaming &
  Entertainment, Inc.                           2,090              27,713
Dover Motorsports, Inc.                         1,645               9,870
DreamWorks Animation
  SKG, Inc. Class A                 *           2,110              55,282
Gaylord Entertainment
  Company                           *           1,773              82,427
Hollywood Media
  Corporation                       *           1,495               6,488
Image Entertainment, Inc.           *             300                 843
International Speedway
  Corporation Class A                           1,600              90,016
Jakks Pacific, Inc.                 *+            925              17,769
K2, Inc.                            *           2,544              32,258
Leapfrog Enterprises, Inc.          *+          1,262              14,261
Lexar Media, Inc.                   *+          3,143              15,432
Life Time Fitness, Inc.             *             450              14,764
Macrovision Corporation             *           2,054              46,297

                See accompanying notes to financial statements.
                                                                             211

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                 Shares               Value
-----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------------
MTR Gaming Group, Inc.              *             1,340        $     15,598
Multimedia Games, Inc.              *+            1,202              13,234
Nashua Corporation                  *             1,542              14,572
National Lampoon, Inc.              *             3,300              13,200
Nautilus Group, Inc.                              1,360              38,760
New Frontier Media, Inc.            *             2,079              13,825
Penn National
  Gaming, Inc.                      *             3,286             119,939
Pinnacle
  Entertainment, Inc.               *             1,630              31,883
Pinnacle Systems, Inc.              *             2,430              13,365
RC2 Corporation                     *             1,030              38,697
Regal Entertainment
  Group Class A                     +             2,163              40,837
Six Flags, Inc.                     *             3,814              17,735
Sonic Solutions, Inc.               *+              890              16,554
Speedway Motorsports, Inc.                          650              23,764
Steinway Musical
  Instruments, Inc.                 *               683              20,053
Warner Music Group
  Corp.                             *             1,550              25,110
Westwood One, Inc.                  +             3,878              79,228
WMS Industries, Inc.                *+            1,270              42,862
World Wrestling
  Entertainment, Inc.                             1,031              11,774
Youbet.com, Inc.                    *             2,200              10,934
                                                               ------------
                                                                  1,410,197
                                                               ------------
Financial Services--6.0%
Aames Investment
  Corporation REIT                                1,240              12,053
Accredited Home Lenders
  Holding Company                   *+            1,079              47,476
Affiliated Managers Group           *+            1,356              92,655
AG Edwards, Inc.                                  3,682             166,242
Alliance Capital Management
  Holdings, Inc.                                  1,250              58,425
American Campus
  Communities, Inc. REIT                            570              12,928
American Home Mortgage
  Investment Corporation
  REIT                                            2,047              71,563
Ameritrade Holding
  Corporation                       *            13,254             246,392
AmNet Mortgage, Inc.                *               530               4,902
Ampal American Israel
  Corporation Class A               *             1,392               5,596
Anworth Mortgage Asset
  Corporation REIT                                3,855              37,933
Ashford Hospitality Trust,
  Inc. REIT                                       1,350              14,580
Associated Estates Realty
  Corporation REIT                                  970               8,953
Berkshire Hathaway, Inc.
  Class A                           *                48           4,008,000
BlackRock, Inc.                                     706              56,798
Boykin Lodging Co. REIT             *             1,200              16,080
Calamos Asset Management,
  Inc. Class A                                      930              25,333
Capital Lease Funding,
  Inc. REIT                                       2,320              25,172
Capital Trust Class A                               923              30,837
CapitalSource, Inc.                 *+            3,392              66,585
Catskill Litigation Trust           *++-            583                  --
Certegy, Inc.                                     2,738             104,646
CharterMac                                        2,735              60,061
Cherokee, Inc.                                      995              34,447

                                                 Shares               Value
-----------------------------------------------------------------------------------
Chicago Mercantile
  Exchange
                                    +             1,305        $    385,627
Corporate Office Properties
  Trust SBI MD REIT                               1,400              41,230
Criimi MAE, Inc. REIT               *               680              14,858
Diamond Hill Investment
  Group, Inc.                       *             1,311              22,942
Doral Financial Corporation
  (Puerto Rico)                                   4,428              73,239
Eaton Vance Corporation                           5,804             138,774
Ecc Capital Corporation REIT                      2,700              17,982
Education Realty Trust,
  Inc. REIT                                         900              16,470
E-Loan, Inc.                        *             2,150               7,181
ePresense, Inc.                     ++-           1,173                  --
Equity Lifestyle Properties,
  Inc. REIT                                       1,140              45,326
Fieldstone Investment
  Corporation REIT                                2,000              28,800
First Cash Financial
  Services, Inc.                    *               630              13,463
First Marblehead
  Corporation (The)                 *+            1,430              50,136
First Potomac Realty
  Trust REIT                                        660              16,368
Friedman Billings Ramsey
  Group, Inc. Class A               +             6,700              95,810
Gabelli Asset Management,
  Inc. Class A                                      559              24,702
Gables Residential Trust REIT                     1,673              72,324
GMH Communities
  Trust REIT                                      2,460              34,071
Government Properties Trust,
  Inc. REIT                                       1,070              10,400
Hersha Hospitality Trust REIT                       990               9,445
Highland Hospitality
  Corporation REIT                                1,860              19,437
HomeBanc Corporation REIT                         1,580              14,362
Inland Real Estate
  Corporation REIT                                2,600              41,808
Instinet Group, Inc.                *             8,971              47,008
Integrated Telecom
  Express, Inc.                     ++-           1,103                  --
Investment Technology
  Group, Inc.                       *             2,079              43,701
Jefferies Group, Inc.               +             2,339              88,625
Kent Financial Services, Inc.                     2,200               6,160
Kilroy Realty Corporation
  REIT                                            1,317              62,544
Kite Realty Group Trust REIT                        810              12,150
Knight Capital Group,
  Inc.--Class A                     *             4,630              35,281
LaBranche &
  Company, Inc.                     *             2,588              16,304
Ladenburg Thalmann
  Financial Services, Inc.          *               495                 282
LaSalle Hotel Properties REIT                     1,200              39,372
Legg Mason, Inc.                                  4,845             504,413
LTC Properties, Inc. REIT                           730              15,111
Luminent Mortgage Capital,
  Inc. REIT                                       1,660              17,911
Macerich Company (The)
  REIT                                            2,830             189,751
Meristar Hospitality
  Corporation REIT                  *             3,449              29,661
MFA Mortgage Investments,
  Inc. REIT                                       4,880              36,356
MortgageIT Holdings,
  Inc. REIT                         +             1,160              21,170
Nasdaq Stock Market Inc.            *             3,500              66,010

212
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                Shares               Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
New Century Financial
  Corporation REIT                  +            2,452        $    126,155
NorthStar Realty Finance
  Corporation REIT                                 950               9,965
Nuveen Investments, Inc.
  Class A                           +            2,504              94,200
Omega Healthcare
  Investors, Inc. REIT              +            2,170              27,906
Pennsylvania REIT                                1,511              71,773
Piper Jaffray Companies             *              800              24,344
ProcureNet, Inc.                    ++-            896                  --
PS Business Parks, Inc. REIT                       823              36,582
Ramco-Gershenson
  Properties REIT                                  780              22,838
Raymond James
  Financial, Inc.                                3,031              85,626
Reckson Associates Realty
  Corporation REIT                               3,463             116,184
Saul Centers, Inc. REIT             +              510              18,538
Saxon REIT, Inc. REIT                            2,316              39,534
SEI Investments Company                          3,229             120,603
Siebert Financial
  Corporation                       *            1,470               4,851
Starbiz Corporation                 ++-              5                  --
Stifel Financial Corp.              *              640              15,462
Strategic Hotel Capital,
  Inc. REIT                                      1,200              21,600
SumTotal Systems, Inc.              *            1,899               8,583
Sutter Holding
  Company, Inc.                     *              850               2,019
SWS Group, Inc.                                    882              15,153
Tanger Factory Outlet
  Centers REIT                                   1,100              29,623
Trustreet Properties,
  Inc. REIT                                      1,759              29,217
Universal Health Realty
  Income REIT                                      520              19,817
Urstadt Biddle Properties,
  Inc. REIT Class A                              1,030              17,840
Value Line, Inc.                                   573              22,490
Waddell & Reed Financial,
  Inc. Class A                                   3,322              61,457
Westwood Holdings
  Group, Inc.                                    1,768              31,647
Windrose Medical Properties
  Trust REIT                                       760              10,663
Winston Hotels, Inc. REIT                        1,200              13,512
                                                              ------------
                                                                 8,732,404
                                                              ------------
Food Retailers--0.5%
7-Eleven, Inc.                      *            1,691              51,136
Arden Group, Inc. Class A                          260              20,613
Fresh Brands, Inc.                  *            1,871              12,676
Panera Bread Company
  Class A                           *+           1,560              96,853
Pantry, Inc. (The)                  *            1,200              46,476
Pathmark Stores, Inc.               *              950               8,322
Ruddick Corporation                              1,968              50,243
Weis Markets, Inc.                                 422              16,369
Whole Foods Market, Inc.                         3,049             360,697
Wild Oats Markets, Inc.             *+           1,310              14,999
                                                              ------------
                                                                   678,384
                                                              ------------
Forest Products & Paper--0.8%
American Woodmark
  Corporation                                     800              24,008

                                               Shares               Value
----------------------------------------------------------------------------------
Beacon Roofing
  Supply, Inc.                     *              650        $     17,095
Bowater, Inc.                                   2,910              94,197
Buckeye Technologies,
  Inc.                             *            2,191              17,462
Building Material
  Holding Corp.                                   620              42,960
Caraustar Industries, Inc.         *            1,610              16,905
Chesapeake Corporation                            815              17,066
Deltic Timber Corporation                         724              27,534
Drew Industries, Inc.              *              390              17,706
Fibermark, Inc.                    *              843                  19
Glatfelter                                      1,741              21,588
Graphic Packaging Corp.            *            5,000              18,250
Greif, Inc. Class A                               826              50,469
Longview Fibre Company                          2,325              47,779
Martin Marietta
  Materials, Inc.                               2,247             155,313
Neenah Paper, Inc.                                420              13,007
Packaging Corporation
  of America                       +            2,880              60,624
Playtex Products, Inc.             *            2,560              27,546
Pope & Talbot, Inc.                               895               9,934
Potlatch Corporation                            1,352              70,750
Rock-Tenn Company Class A                       1,450              18,342
Schweitzer-Mauduit
  International, Inc.                             724              22,538
Smurfit-Stone Container
  Corporation                                  11,513             117,087
Sonoco Products Company                         4,454             118,031
United Stationers, Inc.            *+           1,499              73,601
Universal Forest
  Products, Inc.                                  780              32,331
US Home Systems, Inc.              *            1,292               6,473
Wausau Paper Corporation                        1,903              22,798
                                                             ------------
                                                                1,161,413
                                                             ------------
Health Care Providers--2.4%
Accredo Health, Inc.               *            2,188              99,335
Alliance Imaging, Inc.             *            1,820              19,037
Amedisys, Inc.                     *+           1,120              41,194
America Service
  Group, Inc.                      *              480               7,608
American
  Healthways, Inc.                 *+           1,822              77,016
American Retirement
  Corporation                      *              870              12,719
Amsurg Corporation                 *+           1,423              39,403
Apria Healthcare
  Group, Inc.                      *+           2,542              88,055
Beverly Enterprises, Inc.          *            4,439              56,553
Community Health
  Systems, Inc.                    *            4,283             161,855
Covance, Inc.                      *            2,930             131,469
Coventry Health Care, Inc.         *            4,864             344,128
Cross Country
  Healthcare, Inc.                 *            1,340              22,780
CryoLife, Inc.                     *+             937               7,271
DaVita, Inc.                       *            4,571             207,889
Edwards Lifesciences
  Corporation                      *+           2,896             124,586
Enzo Biochem, Inc.                 *            1,353              24,259
Enzon
  Pharmaceuticals, Inc.            *            1,766              11,444
Genesis HealthCare
  Corporation                      *              975              45,123
Gentiva Health
  Services, Inc.                   *            1,000              17,860
Hooper Holmes, Inc.                             4,139              17,177

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                               Shares               Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Immunomedics, Inc.                  *+          2,141        $      3,661
Interleukin Genetics, Inc.          *           2,825               8,616
Kindred Healthcare, Inc.            *           1,340              53,077
LCA-Vision, Inc.                                1,503              72,835
LifePoint Hospitals, Inc.           *           2,149             108,567
Lincare Holdings, Inc.              *           4,590             187,456
Matria Healthcare, Inc.             *             870              28,040
National Healthcare
  Corporation                                     431              15,219
NeighborCare, Inc.                  *           1,684              55,858
Nektar Therapeutics                 *           3,888              65,474
NovaMed, Inc.                       *           1,250               7,587
OCA, Inc.                           *+          2,134               4,012
Odyssey HealthCare, Inc.            *+          1,593              22,971
Pacificare Health Systems           *+          4,011             286,586
Pediatrix Medical
  Group, Inc.                       *           1,081              79,497
Psychemedics Corporation                          302               3,932
Psychiatric Solutions, Inc.         *             921              44,862
RehabCare Group, Inc.               *             740              19,780
Renal Care Group, Inc.              *           3,058             140,974
Sagemark Companies Ltd.             *           1,088               2,209
Sierra Health Services, Inc.        *+          1,258              89,897
Specialty Laboratories, Inc.        *           1,183               9,949
Sunrise Senior Living, Inc.         *             975              52,631
Symbion, Inc.                       *+            695              16,576
Triad Hospitals, Inc.               *           3,638             198,780
U.S. Physical Therapy, Inc.         *           1,300              24,934
United Surgical Partners
  International, Inc.               *           1,276              66,454
Universal Health Services,
  Inc. Class B                      +           2,594             161,295
VCA Antech, Inc.                    *+          3,444              83,517
VistaCare, Inc. Class A             *             702              12,966
                                                             ------------
                                                                3,484,973
                                                             ------------
Heavy Construction--0.5%
Blount International, Inc.          *           1,533              25,586
Granite Construction, Inc.                      1,890              53,109
Hovnanian Enterprises,
  Inc.                              *           1,678             109,406
Lennar Corporation
  Class A                           +           6,306             400,116
Levitt Corporation Class A                        763              22,829
M/I Schottenstein Homes, Inc.                     611              33,055
McDermott International,
  Inc.                              *           2,759              57,939
McGrath Rentcorp                                  916              21,709
WCI Communities, Inc.               *+          1,922              61,562
William Lyon Homes, Inc.            *             133              12,902
                                                             ------------
                                                                  798,213
                                                             ------------
Heavy Machinery--2.6%
Ablest, Inc.                        *             850               5,806
Actuant Corporation
  Class A                           *           1,281              61,411
Agco Corporation                    *+          4,158              79,501
Ampco-Pittsburgh
  Corporation                                   1,503              18,036
Applied Industrial
  Technologies, Inc.                            1,372              44,302
Astec Industries, Inc.              *             822              19,062
ASV, Inc.                           *             350              14,189
Asyst Technologies, Inc.            *           1,783               7,952
Aviall, Inc.                        *           1,366              43,152
Axcelis Technologies, Inc.          *           4,096              28,099

                                               Shares               Value
---------------------------------------------------------------------------------
Briggs & Stratton
  Corporation                       +           2,482        $     85,927
Brooks Automation, Inc.             *           1,835              27,250
Bucyrus International, Inc.
  Class A                                         850              32,283
Cascade Corporation                               510              22,058
Cooper Cameron
  Corporation                       *           2,643             163,998
Donaldson Company, Inc.                         3,350             101,606
Dril-Quip, Inc.                     *             989              28,691
Dycom Industries, Inc.              *           2,077              41,145
Electroglas, Inc.                   *           3,991              12,452
Engineered Support
  Systems, Inc.                                 1,848              66,214
EnPro Industries, Inc.              *             981              28,321
Entegris, Inc.                      *           3,195              31,631
Fedders Corporation                             1,828               4,022
Flowserve Corporation               *           2,375              71,868
FMC Technologies, Inc.              *           3,126              99,938
Gardner Denver, Inc.                *             918              32,203
Gorman-Rupp Company                               460               9,849
Graco, Inc.                                     3,114             106,094
Grant Prideco, Inc.                 *           5,724             151,400
Hurco Companies, Inc.               *             300               4,788
Hydril                              *             795              43,208
Idex Corporation                                2,283              88,147
Insituform Technologies,
  Inc. Class A                      *           1,223              19,605
Intevac, Inc.                       *           1,300              13,611
Joy Global, Inc.                                3,757             126,198
Kadant, Inc.                        *             722              15,833
Kaydon Corporation                              1,423              39,631
Kennametal, Inc.                                1,679              76,982
Knight Transportation, Inc.                     2,587              62,942
Kulicke and Soffa
  Industries, Inc.                  *           2,009              15,891
Lam Research
  Corporation                       *+          6,486             187,705
Lennox International, Inc.          +           2,437              51,591
Lindsay Manufacturing
  Company                                         809              19,076
Manitowoc Company                               1,262              51,767
Matrix Service Company              *+          1,379               6,316
Middleby Corp.                      *+            270              14,272
Modine Manufacturing
  Company                                       1,208              39,332
MPM Technologies, Inc.              *             950                 152
NACCO Industries, Inc.
  Class A                                         310              33,238
NN, Inc.                                          810              10,271
Nordson Corporation                             1,522              52,174
Oil States
  International, Inc.               *           2,027              51,020
Oilgear Company (The)               *           1,300              15,054
Paragon Technologies, Inc.          *             300               3,549
Pentair, Inc.                                   4,608             197,268
Robbins & Myers, Inc.                             868              18,671
Sauer-Danfoss, Inc.                               832              14,785
Semitool, Inc.                      *           1,060              10,112
SPX Corporation                                 3,565             163,919
Standex International
  Corporation                                     724              20,569
Stewart & Stevenson
  Services                                      1,366              30,954
Tecumseh Products
  Company Class A                                 713              19,565
Tennant Company                                   851              30,134
Terex Corporation                   *           2,333              91,920
Thomas Industries, Inc.                           955              38,162

214
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                 Shares                Value
------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------------
Timken Company                                     3,703        $     85,539
Toro Company                                       2,170              83,784
TurboChef
  Technologies, Inc.                   *+            994              17,812
Ultratech, Inc.                        *             972              17,788
UNOVA, Inc.                            *+          2,374              63,220
Varian Medical
  Systems, Inc.                        *+          6,564             245,034
Watsco, Inc.                                         953              40,598
Willis Lease Finance
  Corporation                          *           1,234               9,872
WJ Communications, Inc.                *           4,940               8,497
Woodward Governor
  Company                                            408              34,284
York International
  Corporation                                      2,062              78,356
                                                                ------------
                                                                   3,801,656
                                                                ------------
Home Construction, Furnishings &
Appliances--2.1%
American Technology
  Corporation                          *+          3,686              21,195
Applica, Inc.                          *           1,507               4,868
Bassett Furniture
  Industries, Inc.                                   540              10,184
BE Aerospace, Inc.                     *           2,924              45,702
Beazer Homes USA, Inc.                 +           1,827             104,413
Brookfield Homes
  Corporation                                       858              39,125
Cavco Industries, Inc.                 *             470              13,245
Dominion Homes, Inc.                   *+            650              10,491
DR Horton, Inc.                        +          14,169             532,896
DTS, Inc.                              *             755              13,462
Ethan Allen Interiors, Inc.            +           1,551              51,974
Fossil, Inc.                           *           1,854              42,086
Furniture Brands
  International, Inc.                  +           2,392              51,691
Gemstar-TV Guide
  International, Inc.                  *          12,602              45,241
Harman International
  Industries, Inc.                     +           3,328             270,766
Helen of Troy Ltd.                     *           1,333              33,938
Herman Miller, Inc.                                3,156              97,331
Hillenbrand Industries, Inc.                       2,757             139,366
HNI Corporation                                    2,213             113,195
Kimball International, Inc.
  Class B                                          1,500              19,800
Kinetic Concepts, Inc.                 *           2,405             144,300
Layne Christensen
  Company                              *           1,560              30,989
La-Z-Boy, Inc.                         +           1,875              27,319
MDC Holdings, Inc.                                 1,471             120,990
Meritage Corporation                   *+          1,260             100,170
Movado Group, Inc.                                   878              16,577
National Presto Industries, Inc.                     236              10,401
NVR, Inc.                              *+            262             212,220
Palm Harbor Homes, Inc.                *+          1,182              22,257
Parkervision, Inc.                     *+          1,053               6,476
Rowe Furniture
  Corporation                          *             971               4,078
Ryland Group, Inc.                     +           2,332             176,929
Salton, Inc.                           *+            702                 800
Select Comfort
  Corporation                          *           1,403              30,066
Skyline Corporation                                  321              12,818
Standard-Pacific
  Corporation                          +           1,504             132,277

                                                  Shares               Value
------------------------------------------------------------------------------------
Steelcase, Inc. Class A                            1,992        $     27,589
Technical Olympic USA, Inc.                          793              19,254
Tempur-Pedic
  International, Inc.                  *+          2,027              44,959
Toll Brothers, Inc.                    *+          2,266             230,112
Virco Manufacturing
  Corporation                          *             799               5,441
Walter Industries, Inc.                +           2,141              86,068
                                                                ------------
                                                                   3,123,059
                                                                ------------
Household Products--0.4%
Anchor Glass Container
  Corporation                          +           1,305               1,762
Apogee Enterprises, Inc.                           1,250              19,213
Charles & Colvard Ltd.                 +           1,476              36,243
CSS Industries, Inc.                                 420              14,213
Ferro Corporation                                  1,818              36,105
Gentex Corporation                                 7,156             130,239
Kronos Worldwide, Inc.                               235               7,095
Lazare Kaplan International            *           1,140              11,628
Libbey, Inc.                                         750              11,858
Owens-IIlinois, Inc.                   *           6,185             154,934
RPM, Inc.                                          4,833              88,251
Valspar Corporation                                2,293             110,729
                                                                ------------
                                                                     622,270
                                                                ------------
Industrial--Diversified--0.3%
Blyth, Inc.                                        1,380              38,709
Daktronics, Inc.                                     690              13,807
Identix, Inc.                          *           3,461              17,409
Lydall, Inc.                           *             800               6,896
Mikohn Gaming
  Corporation                          *             970              14,283
Roper Industries, Inc.                             1,970             140,599
Russ Berrie & Company, Inc.                        1,157              14,821
Shuffle Master, Inc.                   *+          2,025              56,761
Yankee Candle Company, Inc.                        2,153              69,111
Zomax, Inc. MN                         *           4,620              12,844
                                                                ------------
                                                                     385,240
                                                                ------------
Industrial Automat/Robot--0.0%
PPT Vision, Inc.                       *             200                 340
                                                                ------------
Insurance--4.3%
21st Century
  Insurance Group                                  1,500              22,260
Alfa Corporation                                   2,608              38,390
Alleghany Corporation                  *             241              71,577
Allmerica Financial
  Corporation                          *           2,347              87,050
American Financial
  Group, Inc.                                      1,807              60,571
American Independence
  Corporation                          *             430               5,633
American National Insurance                          646              74,090
American Physicians
  Capital, Inc.                        *             361              13,411
Amerigroup Corporation                 *           2,552             102,590
AmerUs Group Company                   +           1,881              90,382
Arch Capital Group Ltd.
  (Bermuda)                            *           1,428              64,331
Argonaut Group, Inc.                   *           1,388              32,049
Arthur J. Gallagher &
  Company                              +           4,240             115,031
Assurant, Inc.                                     5,478             197,756
Baldwin & Lyons, Inc.
  Class B                                            946              22,799
Bristol West Holdings, Inc.                          646              11,822

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                        Shares               Value
------------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                      2,819        $    126,686
Centene Corporation                          *           1,972              66,220
Citizens, Inc., TX                           *           2,340              14,274
Clark, Inc.                                              1,175              16,838
CNA Financial
  Corporation                                *           2,162              61,444
CNA Surety Corporation                       *           1,486              22,067
Commerce Group, Inc.                                     1,343              83,414
Conseco, Inc.                                *           6,830             149,031
Crawford & Company
  Class B                                                1,891              14,031
Danielson Holding
  Corporation                                *           7,750              94,473
Delphi Financial Group, Inc.
  Class A                                                1,298              57,307
Donegal Group, Inc. Class B                                570              10,075
EMC Insurance Group, Inc.                                  341               6,165
Erie Indemnity Company
  Class A                                                1,924             104,377
FBL Financial Group, Inc.
  Class A                                                1,276              35,230
Fidelity National Financial, Inc.                        7,688             274,385
First American Corporation                               3,420             137,279
Gainsco, Inc.                                *             385                 608
Genworth Financial, Inc.
  Class A                                               10,550             318,927
Great American Financial
  Resources, Inc.                                          807              15,987
Harleysville Group, Inc.                                 1,352              28,243
HCC Insurance Holdings, Inc.                             3,077             116,526
Health Net, Inc.                             *           5,409             206,407
HealthExtras, Inc.                           *           1,865              37,431
Hilb Rogal & Hobbs
  Company                                                1,605              55,212
Horace Mann Educators
  Corporation                                            2,001              37,659
Independence Holding
  Company                                                  963              16,997
Infinity Property & Casualty
  Corporation                                              810              28,253
Kansas City Life Insurance
  Company                                                  903              43,389
KMG America Corp.                            *           1,550              15,407
LabOne, Inc.                                 *             993              39,531
Landamerica Financial
  Group, Inc.                                              845              50,168
Leucadia National
  Corporation                                +           3,790             146,408
Markel Corporation                           *             413             140,007
Mercury General Corporation                              1,239              67,550
Molina Healthcare, Inc.                      *             530              23,458
National Financial Partners
  Corporation                                            1,496              58,553
Nationwide Financial
  Services Class A                                       2,605              98,834
Navigators Group, Inc.                       *             939              32,461
Odyssey Re Holdings
  Corporation                                +             605              14,931
Ohio Casualty Corporation                                2,336              56,484
Old Republic International
  Corporation                                            8,013             202,649
PMI Group, Inc. (The)                                    4,669             181,998
Philadelphia Consolidated
  Holding Corporation                        *             854              72,385
Phoenix Companies, Inc.
  (The)                                                  4,217              50,182
PMA Capital Corporation
  Class A                                    *           1,826              16,124

                                                       Shares               Value
------------------------------------------------------------------------------------------
Presidential Life Corporation                           1,145        $     19,591
ProAssurance
  Corporation                               *+          1,308              54,622
Protective Life Corporation                             2,831             119,525
Radian Group, Inc.                                      4,444             209,846
Reinsurance Group of
  America, Inc.                                         1,541              71,672
RLI Corporation                                         1,164              51,914
Safety Insurance Group, Inc.                              620              20,931
Selective Insurance Group                               1,061              52,573
Stancorp Financial
  Group, Inc.                                           1,310             100,320
State Auto Financial
  Corporation                                             958              29,736
Stewart Information
  Services Corporation                                    879              36,918
Tower Group, Inc.                                       1,200              18,756
Transatlantic Holdings, Inc.                            1,305              72,845
Triad Guaranty, Inc.                        *             692              34,870
UICI                                                    1,944              57,873
United American
  Healthcare Corporation                    *           4,252               9,354
United Fire & Casualty
  Company                                                 852              37,846
Unitrin, Inc.                                           2,357             115,729
Universal American
  Financial Corporation                     *           1,872              42,345
USI Holdings Corporation                    *+          2,330              30,010
WellCare Health Plans, Inc.                 *           1,090              38,706
WellChoice, Inc.                            *           1,487             103,302
Wesco Financial Corporation                                13               4,680
White Mountains Insurance
  Group Ltd.                                              350             220,815
WR Berkley Corporation                                  4,600             164,128
Zenith National Insurance
  Corporation                                             729              49,470
                                                                     ------------
                                                                        6,224,184
                                                                     ------------
Lodging--0.9%
Ameristar Casinos, Inc.                                 1,420              37,048
Aztar Corporation                           *           1,550              53,088
Bluegreen Corporation                       *             700              12,187
Boyd Gaming Corporation                                 2,619             133,909
Choice Hotels
  International, Inc.                                     908              59,656
Empire Resorts, Inc.                        *+            583               2,361
International Leisure
  Hosts Ltd.                                *           1,200               7,650
Isle of Capri Casinos, Inc.                 *           1,251              32,776
John Q. Hammons
  Hotels, Inc.                              *           1,300              30,615
La Quinta Corporation                       *           7,162              66,821
Las Vegas Sands
  Corporation                               *+          5,850             209,138
MGM Mirage, Inc.                            *           5,484             217,057
Marcus Corporation                                        905              19,204
Monarch Casino &
  Resort, Inc.                              *             700              15,428
Station Casinos, Inc.                                   2,465             163,676
Vail Resorts, Inc.                          *           1,491              41,897
Wynn Resorts Ltd.                           *+          3,085             145,828
                                                                     ------------
                                                                        1,248,339
                                                                     ------------
Media--Broadcasting & Publishing--4.0%
4Kids Entertainment, Inc.                   *+            606              12,047
Acme Communications,
  Inc.                                      *           1,200               4,824
American Greetings
  Corporation Class A                                   2,700              71,550

216
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                       Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Banta Corporation                                       1,075       $     48,762
Beasley Broadcasting
  Group, Inc. Class A                    *              1,150             16,664
Belo Corporation Class A                                4,151             99,499
Cablevision Systems
  Corporation Class A                    *             10,924            351,753
Charter Communications,
  Inc. Class A                           *+            11,237             13,260
Citadel Broadcasting
  Corporation                            *+             3,126             35,793
COX Radio, Inc. Class A                  *              1,753             27,610
Crown Media
  Holdings, Inc.                         *              4,399             41,483
Cumulus Media, Inc.
  Class A                                *              2,174             25,610
Dex Media, Inc.                                         4,810            117,412
DIRECTV Group, Inc.
  (The)                                  *+            43,665            676,808
EchoStar Communications
  Corporation Class A                                   9,557            288,144
Emmis Communications
  Corporation Class A                    *              1,174             20,745
Entercom
  Communications
  Corporation                            *+             1,873             62,352
Entravision
  Communications
  Corporation Class A                    *              2,853             22,225
EW Scripps Company
  Class A                                               3,924            191,491
Granite Broadcasting
  Corporation                            *              5,454              1,200
Gray Television, Inc.                                   1,838             22,166
Harte-Hanks, Inc.                                       2,959             87,971
Hearst-Argyle Television, Inc.                          1,654             40,523
Hollinger International, Inc.                           2,614             26,166
IAC/InterActiveCorp                      *+            24,236            582,876
Insight Communications
  Company, Inc.                          *              1,885             20,829
John Wiley & Sons Class A                               2,491             98,967
Journal Communications,
  Inc. Class A                                          3,220             54,096
Journal Register
  Company                                *              1,818             31,833
Lee Enterprises, Inc.                                   1,974             79,138
Liberty Corporation                                       936             34,454
Liberty Global, Inc.--
  Class A                                *             10,759            502,123
Liberty Media
  Corporation Class A                    *            123,904          1,262,582
LIN TV Corporation
  Class A                                *              1,419             19,710
Lodgenet Entertainment
  Corporation                            *              1,250             20,738
Martha Stewart Living
  Omnimedia Class A                      *+               980             28,596
McClatchy Company Class A                               1,101             72,049
Media General, Inc. Class A                               953             61,716
Mediacom
  Communications
  Corporation                            *              3,433             23,585
Pac-West Telecomm, Inc.                  *              5,563              5,730
Paxson Communications
  Corporation                            *              6,180              3,708
Playboy Enterprises, Inc.
  Class B                                *+             1,251             16,188
Price Communications
  Corporation                            *              2,063             35,690

                                                       Shares              Value
--------------------------------------------------------------------------------
Primedia, Inc.                           *              9,053       $     36,665
Radio One, Inc. Class A                  *              4,327             55,083
Radio Unica
  Communications
  Corporation                            *++-           1,900                 --
Readers Digest Association,
  Inc. (The)                                            3,917             64,631
Regent Communications,
  Inc.                                   *              3,610             21,191
RH Donnelley Corporation                 *              1,410             87,392
Salem Communications
  Corporation Class A                    *                850             16,864
Scholastic Corporation                   *              1,425             54,934
Sinclair Broadcast Group,
  Inc. Class A                                          2,050             18,614
Spanish Broadcasting
  System, Inc. Class A                   *              1,300             12,987
Speedus Corporation                      *              4,207              6,197
Tivo, Inc.                               *+             2,696             18,009
Washington Post Class B                                   278            232,138
Worldgate
  Communications                         *+             3,160             10,238
Young Broadcasting, Inc.
  Class A                                *                831              3,449
YouthStream Media
  Networks, Inc.                         *              1,159                162
                                                                    ------------
                                                                       5,899,220
                                                                    ------------
Medical Equipment & Supplies--1.2%
Abaxis, Inc.                             *                750              8,160
Abiomed, Inc.                            *                886              7,575
ADE Corporation                          *+               968             27,150
Advanced Medical
  Optics, Inc.                           *+             3,505            139,324
Aetrium, Inc.                            *                614              1,781
Aksys Ltd.                               *+               997              1,984
Aradigm Corporation                      *              6,324              6,703
Arrow International, Inc.                               1,266             40,385
August Technology
  Corporation                            *                689              8,027
Avigen, Inc.                             *              1,010              3,131
Axsys Technologies, Inc.                 *                885             15,621
BEI Technologies, Inc.                                    501             13,367
Bioject Medical
  Technologies, Inc.                     *              4,491              5,165
Biolase Technology, Inc.                 +                765              4,835
BioVeris Corporation                     *              1,072              4,685
Britesmile, Inc.                         *              1,080              4,039
Bruker BioSciences
  Corporation                            *              4,038             16,112
Cardiodynamics
  International Corporation              *              1,872              2,995
CardioGenesis Corporation                *              1,202                661
Cerus Corporation                        *              1,011              4,479
Coherent, Inc.                           *              1,348             48,541
Cohu, Inc.                                                859             17,223
Cooper Companies, Inc.                                  2,008            122,207
Curon Medical, Inc.                      *              4,729              3,216
Cygnus, Inc.                             *              1,180                158
Dade Behring Holdings, Inc.                             2,021            131,385
Electro-Sensors, Inc.                                   2,581             12,776
Excel Technology, Inc.                   *                562             13,657
Faro Technologies, Inc.                  *                454             12,376
Formfactor, Inc.                         *              1,418             37,464
Frequency Electronics, Inc.                               822             10,686
HealthTronics Surgical
  Services, Inc.                         *              2,530             32,865
Hologic, Inc.                            *              1,347             53,543
II-VI, Inc.                              *              1,404             25,820

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                Shares               Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
Illumina, Inc.                       *           1,280        $     15,450
Integra LifeSciences
  Holdings Corporation               *+          1,190              34,748
Intermagnetics General
  Corporation                        *           1,517              46,663
Intest Corporation                   *             950               3,420
Intuitive Surgical, Inc.             *           1,610              75,090
Ixia                                 *           2,330              45,295
Lifecore Biomedical, Inc.            *             570               6,213
Meade Instruments
  Corporation                        *           1,640               4,576
Mechanical Technology,
  Inc.                               *             957               3,407
Medwave, Inc.                        *           2,500               8,450
Mesa Laboratories, Inc.                          1,200              16,716
Micro Therapeutics, Inc.             *           4,830              19,223
Molecular Devices
  Corporation                        *             909              19,662
MTS Systems Corporation                            893              29,987
Nanogen, Inc.                        *+          2,280               8,755
OI Corporation                       *           1,600              19,520
Orbit International
  Corporation                        *           2,250              25,583
Orthologic Corporation               *           1,517               5,871
OYO Geospace
  Corporation                        *             550              11,539
Palomar Medical
  Technologies, Inc.                 *           1,117              26,719
Physiometrix, Inc.                   *+          3,187               5,004
Q-Med, Inc.                          *+          1,635              15,107
Resmed, Inc.                         *           1,517             100,107
Somanetics Corporation               *           1,352              30,379
Spectranetics Corporation            *           1,446               9,732
Staar Surgical Company               *             848               4,189
Sybron Dental
  Specialties, Inc.                  *           1,583              59,552
Synovis Life
  Technologies, Inc.                 *             957               7,637
Theragenics Corporation              *           1,492               4,804
Thermogenesis                        *           4,317              18,779
TriPath Imaging, Inc.                *           1,740              14,894
Valentis, Inc.                       *+          1,630               4,613
Ventana Medical
  Systems, Inc.                      *           1,416              56,966
Viasys Healthcare, Inc.              *           1,381              31,197
Vivus, Inc.                          *           1,400               5,159
White Electronic Designs
  Corporation                        *           2,284              12,676
X-Rite, Inc.                                       891              10,255
Young Innovations, Inc.                            677              25,272
Zevex International, Inc.            *             600               2,469
Zygo Corporation                     *             967               9,477
                                                              ------------
                                                                 1,693,251
                                                              ------------
Medical Imaging Services--0.0%
Merge Technologies, Inc.             *+            580              10,875
                                                              ------------
Medical Products--0.0%
Solexa, Inc., LP                     *+          1,008               6,854
                                                              ------------
Medical Supplies--1.6%
Advanced
  Neuromodulation
  Systems, Inc.                      *+          1,118              44,362
Align Technology, Inc.               *           2,449              18,049
American Medical
  Systems Holdings, Inc.             *           3,000              61,950

                                                Shares               Value
----------------------------------------------------------------------------------
American Science &
  Engineering, Inc.                  *             320        $     14,195
Analogic Corporation                               594              29,890
Angiodynamics, Inc.                  *             560              12,174
Animas Corporation                   *+            660              13,299
ArthoCare Corporation                *             852              29,769
Aspect Medical
  Systems, Inc.                      *             680              20,223
Beckman Coulter, Inc.                            2,943             187,087
Bio-Rad Laboratories, Inc.
  Class A                            *              88               5,210
Biosite, Inc.                        *+            725              39,868
Candela Corp.                        *           1,060              11,077
Cantel Medical Corp.                 *             600               9,816
Cepheid, Inc.                        *           1,880              13,799
Clarient, Inc.                       *           3,308               5,723
CNS, Inc.                                          600              13,710
Conmed Corporation                   *           1,363              41,940
Credence Systems
  Corporation                        *           5,181              46,888
Cuno, Inc.                           *             648              46,293
Cyberonics, Inc.                     *             956              41,481
Datascope Corporation                              557              18,576
Dentsply International, Inc.                     3,325             179,550
Diametrics Medical, Inc.             *           1,731                  31
Dionex Corporation                   *           1,031              44,962
DJ Orthopedics, Inc.                 *           1,370              37,579
Endologix, Inc.                      *           1,350               6,089
FEI Company                          *           1,368              31,204
Foxhollow
  Technologies, Inc.                 *+            600              22,962
Haemonetics Corporation              *           1,158              47,061
Hanger Orthopedic
  Group, Inc.                        *           1,083               5,458
ICU Medical, Inc.                    *+            606              19,495
I-Flow Corporation                   *             990              16,474
Inamed Corporation                   *           1,670             111,840
Input/Output, Inc.                   *+          3,597              22,589
Invacare Corporation                             1,334              59,176
IRIS International, Inc.             *             940              16,732
Itron, Inc.                          *             956              42,714
Kensey Nash Corporation              *+            867              26,218
Kopin Corporation                    *           2,431              12,398
Kyphon, Inc.                         *+          1,594              55,455
Laserscope                           *+            790              32,738
LTX Corporation                      *           2,405              11,929
MKS Instruments, Inc.                *           2,455              41,465
Medical Action
  Industries, Inc.                   *             490               8,747
Mentor Corporation                               1,961              81,342
Merit Medical
  Systems, Inc.                      *           1,179              18,168
Mine Safety Appliances
  Company                                        1,445              66,759
Newport Corporation                  *           1,615              22,384
Novoste Corporation                  *             847                 830
Oakley, Inc.                                     2,901              49,404
Osteotech, Inc.                      *           1,499               5,516
Photon Dynamics, Inc.                *             659              13,582
PolyMedica Corporation               +           1,350              48,141
Respironics, Inc.                    *           3,580             129,274
SonoSite, Inc.                       *             420              13,037
Steris Corporation                               3,357              86,510
Techne Corporation                   *+          1,737              79,746
Therma-Wave, Inc.                    *             758               1,819
Thoratec Corporation                 *+          2,307              35,389
Urologix, Inc.                       *           1,050               4,547
Varian, Inc.                         *           1,502              56,761

218
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                  Shares               Value
------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------------
Veeco Instruments, Inc.                *           1,295        $     21,083
Vital Signs, Inc.                                    635              27,508
Wright Medical Group, Inc.             *           1,310              34,977
Zoll Medical Corporation               *             425              10,816
                                                                ------------
                                                                   2,385,838
                                                                ------------
Medical-Biomedical--0.0%
Orchid Cellmark, Inc.                  *           1,040              11,242
                                                                ------------
Metals--1.8%
AK Steel Holding
  Corporation                          *+          5,009              32,108
Aleris International, Inc.             *           1,537              34,659
Alpine Group, Inc.                                   698               1,166
Ameron International
  Corporation                                        543              20,308
Aptargroup, Inc.                                   1,565              79,502
Brush Engineered
  Materials, Inc.                      *           1,122              16,000
Carpenter Technology
  Corporation                                      1,142              59,156
Century Aluminum
  Company                              *+          1,385              28,254
Circor International, Inc.                           711              17,540
Cleveland-Cliffs, Inc.                 +           1,100              63,536
Commercial Metals Company                          2,740              65,267
Commercial Vehicle
  Group, Inc.                          *             550               9,763
Commscope, Inc.                        *           2,613              45,492
Couer D'alene Mines
  Corporation                          *          10,956              39,770
Crane Company                                      2,400              63,120
Curtiss-Wright Corporation                           976              52,655
Encore Wire Corporation                *             810               9,388
General Cable
  Corporation                          *           2,562              37,994
Gibraltar Industries, Inc.                         1,188              22,026
Glamis Gold, Ltd.
  (Canada)                             *+          5,600              96,376
Global Power Equipment
  Group, Inc.                          *           1,640              13,038
Griffon Corporation                    *           1,288              28,594
Hecla Mining Company                   *           5,855              26,699
Hubbell, Inc. Class B                              2,599             114,616
International Aluminum
  Corporation                                        686              21,918
Jacuzzi Brands, Inc.                   *           2,655              28,488
Lone Star
  Technologies, Inc.                   *           1,338              60,879
Massey Energy Company                  +           3,473             131,002
Material Sciences Corp.                *             780              11,357
Matthews International
  Corporation Class A                              1,383              53,882
Maverick Tube
  Corporation                          *+          2,136              63,653
MAXXAM, Inc.                           *             857              19,857
Meridian Gold, Inc.
  (Canada)                             *+          4,650              83,700
Mueller Industries, Inc.               +           1,592              43,143
NCI Building Systems, Inc.             *           1,232              40,410
NS Group, Inc.                         *             923              30,007
Optical Cable Corporation              *             241               1,256
Precision Castparts
  Corporation                                      3,028             235,881
Quanex Corporation                                 1,114              59,053
Reliance Steel & Aluminum
  Company                                          1,484              55,012

                                                  Shares               Value
------------------------------------------------------------------------------------
Royal Gold, Inc.                       +           1,154        $     23,218
RTI International
  Metals, Inc.                         *             650              20,417
Ryerson Tull, Inc.                     +           1,471              20,991
Schnitzer Steel Industries,
  Inc. Class A                                       974              23,084
Shaw Group, Inc. (The)                 *           3,742              80,490
Shiloh Industries, Inc.                *           1,441              17,652
Simpson Manufacturing
  Company, Inc.                                    1,586              48,452
Southern Peru Copper
  Corporation                          +             957              40,998
Steel Dynamics, Inc.                               2,011              52,789
Steel Technologies, Inc.                             520               8,788
Stillwater Mining
  Company                              *           2,228              16,532
Sturm, Ruger &
  Company, Inc.                                    2,146              17,962
Taser International, Inc.              *+          2,412              24,216
Texas Industries, Inc.                             1,116              62,753
Titanium Metals
  Corporation                          *+            935              53,099
Tredegar Corporation                               1,607              25,069
Valmont Industries, Inc.                           1,162              29,980
Watts Water Technologies,
  Inc. Class A                                     1,226              41,059
Wheeling-Pittsburgh
  Corporation                          *             360               5,537
Worthington Industries, Inc.                       3,200              50,560
                                                                ------------
                                                                   2,580,171
                                                                ------------
Metals & Mining--0.0%
Oregon Steel Mills, Inc.               *           1,560              26,848
                                                                ------------
Miscellaneous--0.2%
Alliance One International, Inc.                   2,000              12,020
Boyds Collection Ltd.                  *           2,700               4,806
Corrections Corporation
  of America                           *           1,570              61,623
Department 56, Inc.                    *             640               6,560
Enesco Group, Inc.                     *           2,481               7,418
Geo Group, Inc. (The)                  *             819              20,516
Handleman Company                                  1,157              19,102
Terra Industries, Inc.                 *           4,733              32,232
Tractor Supply Company                 *+          1,549              76,056
                                                                ------------
                                                                     240,333
                                                                ------------
Oil & Gas--7.4%
Adams Resources &
  Energy, Inc.                                     1,462              29,094
AGL Resources, Inc.                                3,296             127,390
Apco Argentina, Inc.
  (Cayman Islands)                                   622              23,138
Atmos Energy Corporation                           4,032             116,122
ATP Oil & Gas
  Corporation                          *+          1,375              32,175
Atwood Oceanics, Inc.                  *             831              51,156
Berry Petroleum Company
  Class A                                            901              47,645
Blue Dolphin Energy
  Company                              *           3,650               9,308
BP Prudhoe Bay
  Royalty Trust                                    1,005              71,928
BPZ Energy, Inc.                       *+          2,120               9,434
Buckeye Partners, LP                               1,490              68,495
Cabot Oil & Gas Corporation                        2,305              79,984
CAL Dive International, Inc.           *           1,668              87,353
Callon Petroleum
  Company                              *             660               9,755

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                               Shares              Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Cascade Natural Gas
  Corporation                                   1,459        $    29,910
Chesapeake Energy
  Corporation                                  14,553            331,808
Chesapeake Utilities
  Corporation                                   1,569             47,933
Cimarex Energy Company              *           3,325            129,376
Clayton Williams
  Energy, Inc.                      *             550             16,495
Comstock Resources, Inc.            *           1,690             42,740
Cross Timbers Royalty Trust                       776             31,544
Dawson Geophysical
  Company                           *             930             19,772
Delta Natural Gas
  Company, Inc.                                   380              9,827
Delta Petroleum
  Corporation                       *           1,209             17,071
Denbury Resources, Inc.             *+          2,233             88,806
Diamond Offshore
  Drilling, Inc.                    +           3,114            166,381
Dorchester Minerals, LP             +           1,200             28,709
Encore Acquisition
  Company                           *+          1,325             54,325
Energen Corporation                             2,824             98,981
Energy Partners Ltd.                *           1,758             46,077
EnergySouth, Inc.                                 520             14,409
ENSCO International, Inc.                       7,250            259,188
Enterprise Products
  Partners LP                       +           9,100            243,789
Equitable Resources, Inc.                       2,782            189,176
Exploration Company of
  Delaware, Inc. (The)              *           1,411              6,096
Forest Oil Corporation              *+          2,458            103,236
Frontier Oil Corporation                        3,688            108,243
FX Energy, Inc.                     *+          1,397             15,409
Giant Industries, Inc.              *             980             35,280
Global Industries Ltd.              *           4,499             38,242
GlobalSantaFe Corporation                      10,125            413,100
Grey Wolf, Inc.                     *+          8,012             59,369
Hanover Compressor
  Company                           *           2,934             33,770
Harvest Natural
  Resources, Inc.                   *+          1,620             17,707
Headwaters, Inc.                    *           1,986             68,279
Helmerich & Payne, Inc.                         2,133            100,080
Holly Corporation                               1,808             84,379
Holly Energy Partners, LP                         310             13,718
Houston Exploration
  Company                           *           1,123             59,575
Hugoton Royalty Trust               +           1,495             45,358
Kaneb Services LLC                                502             21,727
KCS Energy, Inc.                    *+          2,430             42,209
Key Energy Services, Inc.           *           6,115             73,808
Kinder Morgan
  Management LLC                    *           1,993             91,678
Laclede Group, Inc. (The)                       1,025             32,554
Magellan Midstream Partners                     2,220             72,772
Markwest Energy
  Partners, LP                                    680             34,408
Markwest Hydrocarbon, Inc.                      1,075             24,940
McMoRan Exploration
  Company                           *+          1,060             20,681
MDU Resources Group, Inc.                       5,116            144,118
Mercury Air Group, Inc.                           747              2,615
Meridian Resource
  Corporation                       *           4,340             20,745

                                              Shares              Value
---------------------------------------------------------------------------------
Mission Resources
  Corporation                      *           3,617        $    29,189
Murphy Oil Corporation                         8,472            442,493
National Fuel Gas Company                      3,702            107,025
New Jersey Resources
  Corporation                                  1,121             54,088
Newfield Exploration
  Company                          *           5,468            218,119
Newpark Resources, Inc.            *           3,484             26,130
Noble Energy, Inc.                             4,713            356,538
Northwest Natural
  Gas Company                                  1,184             45,276
Oceaneering
  International, Inc.              *           1,116             43,133
Oneok, Inc.                        +           4,529            147,872
Pacific Energy
  Partners, LP                     +           1,300             41,262
Parallel Petroleum Corp.           *           1,460             12,921
Parker Drilling Company            *           3,756             26,330
Patterson-UTI Energy, Inc.                     7,674            213,567
Penn Virginia Corporation                      1,000             44,670
Petroleum Development
  Corporation                      *           1,030             32,806
Piedmont Natural Gas
  Company                          +           3,432             82,437
Pioneer Drilling Co.               *           1,800             27,468
Pioneer Natural
  Resources Company                +           6,792            285,807
Plains All American
  Pipeline, LP                                 2,510            110,089
Plains Exploration &
  Production Company               *           3,425            121,690
Pogo Producing Company                         2,388            123,985
Premcor, Inc.                                  2,853            211,636
Pride International, Inc.          *+          5,417            139,217
Prolong International
  Corporation                      *          34,716              4,166
Questar Corporation                            3,976            262,018
Quicksilver Resources, Inc.        *+          1,900            121,467
Range Resources
  Corporation                                  3,390             91,191
Remington Oil & Gas
  Corporation                      *           1,186             42,340
Resource America, Inc.
  Class A                                        787             30,323
SEACOR Holdings, Inc.              *             684             43,981
SEMCO Energy, Inc.                 *+          3,180             19,048
Smith International, Inc.                      5,070            322,959
South Jersey Industries, Inc.                    897             54,825
Southern Union Company             *           5,009            122,971
Southwest Gas Corporation                      1,253             31,964
Southwestern Energy
  Company                          *           3,618            169,974
Spinnaker Exploration
  Company                          *           1,506             53,448
St. Mary Land & Exploration
  Company                                      2,264             65,611
Stone Energy Corporation           *           1,249             61,076
Superior Energy
  Services, Inc.                   *           2,900             51,620
Swift Energy Company               *           1,642             58,816
Syntroleum Corporation             *+          1,246             12,784
Teppco Partners LP                             3,260            135,094
Tesoro Petroleum Corporation                   3,383            157,377
Tetra Technologies, Inc.           *           1,174             37,392
Tidewater, Inc.                                2,641            100,675
Todco Class A                      *           2,363             60,658
Transmontaigne, Inc.               *           2,979             31,280
UGI Corporation                                4,480            124,992

220
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                             Shares               Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Ultra Petroleum
  Corporation                     *           7,224        $    219,321
Unit Corporation                  *           1,703              74,949
United Heritage
  Corporation                     *           3,180               2,576
Valero, LP                        +             470              28,289
Vectren Corporation                           3,186              91,534
Veritas DGC, Inc.                 *           1,390              38,559
Vintage Petroleum, Inc.                       2,737              83,396
Wd-40 Company                                   950              26,534
Weatherford
  International Ltd.              *           6,500             376,870
Western Gas Resources, Inc.                   2,848              99,395
WGL Holdings, Inc.                            2,286              76,901
W-H Energy Services, Inc.         *           1,378              34,354
Whiting Petroleum
  Corporation                     *           1,733              62,925
                                                           ------------
                                                             10,840,791
                                                           ------------
Pharmaceuticals--4.9%
Aastrom Biosciences, Inc.         *+          3,290              10,298
Abgenix, Inc.                     *+          3,630              31,145
Able Laboratories, Inc.           *+            820               2,854
Adolor Corporation                *           1,928              17,834
Albany Molecular
  Research, Inc.                  *           1,371              19,194
Alexion Pharmaceuticals,
  Inc.                            *+          1,108              25,528
Alfacell Corporation              *+          2,756               6,091
Alkermes, Inc.                    *+          3,579              47,314
Alliance Pharmaceutical
  Corporation                     *             320                  64
Allscripts Healthcare
  Solutions, Inc.                 *+          2,300              38,203
Alpharma, Inc. Class A                        1,823              26,379
American Pharmaceutical
  Partners, Inc.                  *+          2,057              84,851
Andrx Corporation                 *           3,666              74,456
Aphton Corporation                *+          1,416               1,048
Arena
  Pharmaceuticals, Inc.           *           1,439               9,814
ArQule, Inc.                      *             864               5,599
Array BioPharma, Inc.             *           1,730              10,899
Atherogenics, Inc.                *+          1,604              25,632
AVANIR Pharmaceuticals
  Class A                         *           6,100              17,080
Avant
  Immunotherapeutics,
  Inc.                            *           6,670               7,804
Avax Technologies, Inc.           *           1,450                 413
AVI BioPharma, Inc.               *           2,400               5,568
Barr Pharmaceuticals, Inc.        *           4,466             217,673
Bentley
  Pharmaceuticals, Inc.           *             711               7,785
BioMarin
  Pharmaceuticals, Inc.           *           2,400              17,976
Biopure Corp.--Class A            *             309                 408
BioScrip, Inc.                    *           1,096               6,576
Bone Care
  International, Inc.             *             987              32,541
Boston Life Sciences, Inc.        *             724               1,520
Bradley Pharmaceuticals,
  Inc.                            *+          1,581              16,996
Cambrex Corporation                           1,258              23,965
Cell Genesys, Inc.                *+          1,643               8,790
Cell Therapeutics, Inc.           *+          3,191               8,648

                                             Shares            Value
-------------------------------------------------------------------------------
Cellegy
  Pharmaceuticals, Inc.           *           1,550        $      2,542
Cephalon, Inc.                    *+          2,938             116,962
Charles River
  Laboratories
  International, Inc.             *           3,056             147,452
Collagenex
  Pharmaceuticals, Inc.           *           1,558              11,856
Columbia
  Laboratories, Inc.              *           1,820               5,733
Connetics Corporation             *+          1,619              28,559
Corgentech, Inc.                  *             718               1,867
Corixa Corporation                *           2,578              11,292
Cubist
  Pharmaceuticals, Inc.           *           3,073              40,471
Cypress Bioscience, Inc.          *           1,561              20,605
Cytogen Corporation               *             755               3,949
CytRx Corporation                 *           4,200               3,822
D&K Healthcare
  Resources, Inc.                             1,138               9,616
Dendreon Corporation              *+          2,719              14,220
Diagnostic Products
  Corporation                                 1,264               59,825
Digene Corporation                *             726              20,096
Discovery
  Laboratories, Inc.              *+          2,566              18,706
Durect Corporation                *+          6,160              31,354
DUSA
  Pharmaceuticals, Inc.           *             660               6,138
Emisphere
  Technologies, Inc.              *             772               3,103
Encysive
  Pharmaceuticals, Inc.           *           2,129              23,014
Endo Pharmaceuticals
  Holdings, Inc.                  *           3,186              83,728
Eon Labs, Inc.                    *           1,164              35,665
Epimmune, Inc.                    *           1,000                 720
EPIX Medical, Inc.                *             961               8,505
Eyetech
  Pharmaceuticals, Inc.           *+          1,060              13,398
First Horizon
  Pharmaceutical
  Corporation                     *+          1,614              30,731
Genaera Corporation               *           4,787               8,138
Genelabs
  Technologies, Inc.              *           3,606               1,803
Genentech, Inc.                   *          22,420           1,799,878
Genitope Corp.                    *+            990              12,712
Genta, Inc.                       *           2,971               3,506
Geron Corporation                 *+          3,060              23,684
GTC Biotherapeutics, Inc.         *           3,988               6,700
GTx, Inc.                         *             200               1,988
Guilford
  Pharmaceuticals, Inc.           *           3,814               8,658
Hemispherx
  Biopharma, Inc.                 *+          4,821               8,967
Henry Schein, Inc.                *           4,092             169,900
Heska Corporation                 *           4,463               2,722
Hi-Tech Pharmacal
  Company, Inc.                   *             576              18,351
Hollis-Eden
  Pharmaceuticals                 *+            954               7,060
Human Genome
  Sciences, Inc.                  *+          6,428              74,436
Idexx Laboratories, Inc.          *+          1,589              99,042
Idenix Pharmaceuticals,
  Inc.                            *+            740              16,043
ImClone Systems, Inc.             *+          3,364             104,183
Immtech International, Inc.       *+            681               7,505

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                             Shares               Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Immucor, Inc.                     *           2,119        $     61,345
Immune Response
  Corporation (The)               *+          4,732               3,076
ImmunoGen, Inc.                   *           1,323               7,660
Impax Laboratories, Inc.          *+          2,576              40,443
Indevus
  Pharmaceuticals, Inc.           *           3,237               8,287
InKine Pharmaceutical
  Company, Inc.                   *           4,478              14,285
Inspire Pharmaceuticals,
  Inc.                            *           1,370              11,535
InterMune, Inc.                   *+          1,586              20,681
Introgen Therapeutics, Inc.       *+          1,050               6,762
Inverness Medical
  Innovations, Inc.               *+            881              24,051
Invitrogen Corporation            *           2,562             213,389
Ivax Corporation                  *          10,043             215,925
KOS Pharmaceuticals, Inc.         *             970              63,535
KV Pharmaceutical
  Company Class A                 *           2,180              36,515
Large Scale Biology
  Corporation                     *             852                 826
Ligand Pharmaceuticals,
  Inc. Class B                    *           2,979              20,704
Mannatech, Inc.                   +             690              13,124
MannKind Corp.                    *+          1,050              10,553
Martek Biosciences
  Corporation                     *+          1,419              53,851
Medarex, Inc.                     *+          4,572              38,085
Medicines Company                 *+          2,018              47,201
Medicis Pharmaceutical
  Corporation Class A             +           2,862              90,811
Medifast, Inc.                    *+            734               2,231
Meridian Bioscience, Inc.                     1,415              26,814
MGI Pharma, Inc.                  *+          3,384              73,636
Millennium
  Pharmaceuticals, Inc.           *          14,296             132,524
Miravant Medical
  Technologies                    *           4,544               2,317
Nabi Biopharmaceuticals           *           2,736              41,669
Nastech Pharmaceutical
  Company, Inc.                   *+          1,500              21,345
Natrol, Inc.                      *           1,145               3,206
NBTY, Inc.                        *           2,665              69,130
NeoRx Corporation                 *           2,381               1,429
Neose Technologies, Inc.          *             705               2,221
Neurobiological
  Technologies                    *           3,137               9,474
Neurocrine
  Biosciences, Inc.               *           1,739              73,142
NitroMed, Inc.                    *+            730              14,199
Northfield
  Laboratories, Inc.              *             790              11,305
Novavax, Inc.                     *+          1,550               2,046
Noven
  Pharmaceuticals, Inc.           *           1,350              23,598
NPS Pharmaceuticals, Inc.         *           1,660              18,841
Nu Skin Enterprises, Inc.
  Class A                         +           3,019              70,343
Nuvelo, Inc.                      *           1,150               8,890
Omnicare, Inc.                                4,707             199,718
Onyx Pharmaceuticals, Inc.        *+          1,495              35,701
OraSure Technologies, Inc.        *           1,688              16,863
Ortec International, Inc.         *           2,273                 796
OSI Pharmaceuticals, Inc.         *           2,143              87,584
Pain Therapeutics, Inc.           *           1,319               8,903
Palatin Technologies, Inc.        *           2,104               3,682

                                             Shares            Value
-------------------------------------------------------------------------------
Par Pharmaceutical
  Companies, Inc.                 *+          1,702        $     54,141
Parexel International
  Corporation                     *           1,154              22,907
Penwest Pharmaceuticals
  Company                         *             930              10,993
Peregrine
  Pharmaceuticals, Inc.           *           9,115               8,750
Perrigo Company                               2,923              40,747
Pharmacopeia Drug
  Discovery, Inc.                 *             573               2,309
Pharmacyclics, Inc.               *           1,701              12,775
Pharmion Corporation              *             900              20,889
Pozen, Inc.                       *           1,015               8,323
Praecis
  Pharmaceuticals, Inc.           *           1,838                 956
Prestige Brands
  Holdings, Inc.                  *           1,350              26,325
Priority Healthcare
  Corporation Class B             *           1,846              46,815
Progenics
  Pharmeceuticals, Inc.           *             793              16,542
Protein Design Labs, Inc.         *           4,461              90,157
Regeneron
  Pharmaceuticals, Inc.           *           2,632              22,082
Renovis, Inc.                     *+            800              12,216
Rigel Pharmaceuticals, Inc.       *             560              11,155
Salix Pharmaceuticals Ltd.        *           1,569              27,709
Sciclone
  Pharmaceuticals, Inc.           *           1,700               7,633
Sepracor, Inc.                    *+          4,786             287,208
Serologicals Corporation          *+          1,614              34,298
SIGA Technologies, Inc.           *           4,650               5,022
Sirna Therapeutics, Inc.          *           4,258               7,452
SuperGen, Inc.                    *           1,339               6,615
Tanox, Inc.                       *           1,721              20,170
Tapestry
  Pharmaceuticals, Inc.           *           5,222               2,402
Targeted Genetics
  Corporation                     *           6,268               5,014
Theravance, Inc.                  *           1,900              32,300
Third Wave
  Technologies, Inc.              *           1,507               5,923
Titan Pharmaceuticals, Inc.       *             744               1,362
United Therapeutics
  Corporation                     *+          1,264              60,925
USANA Health
  Sciences, Inc.                  *             743              31,429
Valeant Pharmaceuticals
  International                               3,934              69,356
Vertex
  Pharmaceuticals, Inc.           *           3,256              54,831
VI Technologies, Inc.             *+            157                 848
Vicuron
  Pharmaceuticals, Inc.           *           2,367              66,039
Vion Pharmaceuticals, Inc.        *           4,504               9,774
Viropharma, Inc.                  *             662               4,601
XOMA Ltd.                         *+          4,977               8,411
Zymogenetics, Inc.                *           2,343              41,237
                                                           ------------
                                                              7,103,043
                                                           ------------
Real Estate--7.1%
Acadia Realty Trust REIT                      1,319              24,599
Affordable Residential
  Communities REIT                            1,710              22,829
Agree Realty
  Corporation REIT                            1,235              37,359
Alderwoods Group, Inc.            *           1,840              26,441
Alexander's, Inc. REIT            *             162              40,298

222
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                               Shares               Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Alexandria Real Estate
  Equities, Inc. REIT                             963        $     70,732
AMB Property
  Corporation REIT                              3,850             167,206
American Financial Realty
  Trust REIT                                    5,135              78,976
American Land Lease,
  Inc. REIT                                       729              15,972
American Mortgage
  Acceptance
  Corporation REIT                              1,732              26,205
American Real Estate
  Partners, LP                       *            590              17,140
AMLI Residential Properties
  Trust REIT                                    1,544              48,265
Annaly Mortgage
  Management, Inc. REIT              +          5,531              99,171
Anthracite Capital, Inc. REIT                   2,180              25,833
Arden Realty, Inc. REIT                         3,070             110,459
Arizona Land Income
  Corporation REIT Class A                      1,050               6,248
Avalonbay Communities,
  Inc. REIT                                     3,376             272,781
Bedford Property
  Investors REIT                                1,287              29,627
BioMed Realty Trust,
  Inc. REIT                                     1,240              29,574
Boston Properties,
  Inc. REIT                          +          5,301             371,070
Brandywine Realty
  Trust REIT                                    2,100              64,365
BRE Properties Class A REIT                     2,213              92,614
BRT Realty Trust REIT                             916              21,205
California Coastal
  Communities, Inc.                  *          1,028              35,332
Camden Property Trust REIT                      2,734             146,953
Capital Alliance Income Trust
  Ltd. REIT                                       799               9,420
Capital Automotive REIT                         2,097              80,042
Capstead Mortgage
  Corporation REIT                   +          3,310              27,407
CarrAmerica Realty
  Corporation REIT                              2,346              84,878
Catellus Development
  Corporation REIT                              4,011             131,561
CB Richard Ellis Group,
  Inc. Class A                       *          2,380             104,387
CBL & Associates Properties,
  Inc. REIT                                     2,548             109,742
Cedar Shopping Centers,
  Inc. REIT                                       583               8,599
Centerpoint Properties
  Trust REIT                                    2,246              95,006
Colonial Properties
  Trust REIT                                    1,962              86,328
Commercial Net Lease
  Realty REIT                                   2,357              48,248
Consolidated-Tomoka
  Land Company                                    280              24,080
Correctional Properties
  Trust REIT                                    1,307              36,988
Cousins Properties, Inc. REIT                   1,838              54,368
Crescent Real Estate EQT
  Company REIT                                  4,528              84,900
CRT Properties, Inc. REIT                       1,768              48,266
Developers Diversified Realty
  Corporation REIT                              4,934             226,767

                                              Shares               Value
---------------------------------------------------------------------------------
Duke Realty Corporation
  REIT                                         6,710        $    212,439
Eastgroup Properties,
  Inc. REIT                                    1,308              55,080
Entertainment Properties
  Trust REIT                                   1,069              49,174
Equity Inns, Inc. REIT                         3,295              43,824
Equity One, Inc. REIT                          2,619              59,451
Essex Property Trust,
  Inc. REIT                                    1,217             101,084
Extra Space Storage,
  Inc. REIT                                      930              13,327
Federal Realty Investment
  Trust REIT                                   2,411             142,249
FelCor Lodging Trust,
  Inc. REIT                         *          3,135              45,395
First Industrial Realty Trust,
  Inc. REIT                                    1,600              63,840
Forest City Enterprises, Inc.
  Class A                                      1,324              94,004
General Growth
  Properties, Inc. REIT             +         10,550             433,500
Getty Realty Corporation
  REIT                                         1,418              39,279
Glenborough Realty Trust,
  Inc. REIT                                    1,512              31,132
Glimcher Realty Trust REIT                     1,585              43,984
Grubb and Ellis Company             *            653               4,571
Health Care Property
  Investors, Inc. REIT              +          6,174             166,945
Health Care REIT, Inc.                         2,175              81,976
Healthcare Realty Trust,
  Inc. REIT                                    2,271              87,683
Heritage Property Investment
  Trust REIT                                   1,452              50,849
Highwoods Properties,
  Inc. REIT                                    2,393              71,216
HMG Courtland
  Properties REIT                   *          1,250              14,594
Home Properties, Inc. REIT                     1,701              73,177
Hospitality Properties
  Trust REIT                                   2,744             120,928
Host Marriott Corporation
  REIT                                        14,917             261,048
HRPT Properties Trust REIT                     8,803             109,421
IMPAC Mortgage
  Holdings, Inc. REIT               +          3,518              65,611
Innkeepers USA Trust REIT                      3,005              44,895
iStar Financial, Inc. REIT                     5,212             216,767
Jones Lang Lasalle, Inc.            *          1,311              57,986
Kimco Realty Corporation
  REIT                                         4,328             254,962
Lexington Corporate
  Properties Trust REIT                        2,260              54,941
Liberty Property Trust REIT                    3,922             173,784
Mack-Cali Realty
  Corporation REIT                             2,838             128,561
Maguire Properties, Inc. REIT                  1,740              49,312
Mid-America Apartment
  Communities, Inc. REIT                         940              42,695
Mills Corporation
  (The) REIT                        +          2,650             161,094
Mission West Properties REIT                   1,418              14,563
Monmouth Capital
  Corporation                                  2,974              18,067
Monmouth Class A REIT                          2,978              24,866
National Health Investors,
  Inc. REIT                                    1,198              33,628
Nationwide Health
  Properties, Inc. REIT             +          3,112              73,474

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                Shares            Value
----------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
----------------------------------------------------------------------------------
New Plan Excel Realty
  Trust REIT                                     4,691        $    127,454
Newcastle Investment
  Corporation REIT                               1,495              45,074
Novastar Financial,
  Inc. REIT                          +           1,611              63,071
Pan Pacific Retail
  Properties, Inc. REIT              +           1,910             126,786
Parkway Properties, Inc.
  REIT                                             747              37,357
PMC Commercial
  Trust REIT                                     2,035              26,679
Post Properties, Inc. REIT                       1,638              59,148
Prentiss Properties
  Trust REIT                         +           1,864              67,924
Prime Group Realty
  Trust REIT                         *           2,229              16,093
Public Storage, Inc. REIT                        4,158             262,994
RAIT Investment Trust REIT                       1,592              47,680
Rayonier, Inc. REIT                              2,625             139,204
Realty Income
  Corporation REIT                               3,480              87,139
Redwood Trust, Inc. REIT             +           1,229              63,416
Regency Centers
  Corporation REIT                               2,856             163,363
Senior Housing Properties
  Trust REIT                                     2,216              41,905
Shurgard Storage Centers,
  Inc. REIT Class A                              2,121              97,481
SL Green Realty
  Corporation REIT                   +           1,976             127,452
SonomaWest
  Holdings, Inc.                     *             100                 994
Sovran Self Storage, Inc.
  REIT                                             859              39,050
St. Joe Company (The)                +           3,227             263,130
Stewart Enterprises, Inc.
  Class A                                        4,116              26,919
Sun Communities,
  Inc. REIT                                      1,061              39,459
Taubman Centers,
  Inc. REIT                                      2,084              71,044
Thornburg Mortgage,
  Inc. REIT                          +           4,129             120,278
Town & Country
  Trust, REIT                        +           1,271              36,236
Trammell Crow Company                *           2,116              51,292
Trizec Properties, Inc. REIT                     4,214              86,682
United Capital
  Corporation                        *             690              17,906
United Dominion Realty
  Trust, Inc. REIT                   +           5,864             141,029
Ventas, Inc. REIT                                3,684             111,257
Vornado Realty Trust REIT            +           5,846             470,018
W.P. Carey & Company LLC                         1,593              46,643
Washington REIT                                  1,835              57,252
Weingarten Realty
  Investors REIT                                 3,844             150,762
                                                              ------------
                                                                10,357,788
                                                              ------------
Restaurants--1.2%
AFC Enterprises, Inc.                            1,000              13,180
AM-CH, Inc.                          *           2,544                 299
Applebee's International, Inc.                   3,805             100,794
Aramark Corporation Class B                      4,964             131,050
Back Yard Burgers, Inc.              *           1,698               9,084
Bob Evans Farms, Inc.                            1,465              34,164

                                               Shares               Value
----------------------------------------------------------------------------------
Brinker International, Inc.         *+          4,095        $    164,005
CEC Entertainment, Inc.             *+          1,994              83,927
CKE Restaurants, Inc.                           3,046              42,400
California Pizza
  Kitchen, Inc.                     *             970              26,452
CBRL Group, Inc.                    +           2,120              82,383
Checkers Drive-In
  Restaurant                        *             940              12,803
Cheesecake Factory (The)            *+          3,444             119,610
Cosi, Inc.                          *           1,320               9,082
Dave & Buster's, Inc.               *           1,440              26,554
Domino's Pizza, Inc.                            1,940              43,184
Host America Corporation            *           1,308               4,029
IHOP Corporation                                1,079              46,818
Jack in the Box, Inc.               *           1,878              71,214
Krispy Kreme
  Doughnuts, Inc.                   *+          2,574              17,915
Landry's Restaurants, Inc.                      1,254              37,733
Lone Star Steakhouse &
  Saloon, Inc.                                  1,125              34,211
Luby's, Inc.                        *           1,630              19,479
O'Charley's, Inc.                   *           1,092              19,285
Outback Steakhouse, Inc.                        3,710             167,840
Papa John's
  International, Inc.               *             806              32,216
PF Chang's China
  Bistro, Inc.                      *+          1,340              79,033
Rare Hospitality
  International, Inc.               *           1,475              44,943
Red Robin Gourmet
  Burgers, Inc.                     *             693              42,952
Ruby Tuesday, Inc.                  +           2,817              72,960
Ryan's Restaurant
  Group, Inc.                       *           1,918              26,871
Sonic Corporation                   *           2,487              75,928
Steak N Shake Company
  (The)                             *           1,268              23,610
Texas Roadhouse, Inc.--
  Class A                           *           1,000              34,750
Triarc Companies Class B            +           2,886              42,886
                                                             ------------
                                                                1,793,644
                                                             ------------
Retailers--3.2%
1-800-FLOWERS.COM, Inc.             *           2,113              14,876
99 Cents Only Stores                *           2,727              34,660
AC Moore Arts &
  Crafts, Inc.                      *             877              27,722
Action Performance
  Companies, Inc.                                 723               6,377
Advance Auto Parts, Inc.            *           3,470             223,989
Alloy, Inc.                         *           1,850               9,509
Amazon.Com, Inc.                    *          14,054             464,906
BJ's Wholesale Club, Inc.           *           3,379             109,784
Barnes & Noble, Inc.                *           2,435              94,478
Bell Microproducts, Inc.            *           1,146              10,772
Big 5 Sporting Goods
  Corporation                                   1,072              30,423
Blair Corporation                                 470              18,565
Bluefly, Inc.                       *           2,341               4,214
Bombay Company,
  Inc. (The)                        *           1,080               6,156
Borders Group, Inc.                             3,582              90,660
Brookstone, Inc.                    *             920              17,370
Build-A-Bear
  Workshop, Inc.                    *+            380               8,911
CSK Auto Corporation                *           1,990              33,193
Cabela's, Inc. Class A              *+          2,190              46,778
Casey's General Stores, Inc.                    1,609              31,890

224
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                              Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Cash America
  International, Inc.                          1,301        $     26,176
Central Garden & Pet
  Company                        *               965              47,401
Coldwater Creek, Inc.            *             1,909              47,553
Cost Plus, Inc.                  *             1,015              25,314
Dick's Sporting
  Goods, Inc.                    *             1,242              47,929
Dollar Tree Stores, Inc.         *+            5,591             134,184
Drugstore.Com, Inc.              *             3,800              15,846
Electronics Boutique
  Holdings Corporation           *+              992              62,982
Fastenal Company                 +             3,229             197,809
Foot Locker, Inc.                              6,711             182,673
Fred's, Inc.                     +             1,781              29,529
GameStop Corporation
  Class A                        *+            1,111              36,341
GameStop Corporation
  Class B                        *             1,034              30,917
GSI Commerce, Inc.               *+            1,470              24,623
Guitar Center, Inc.              *             1,020              59,537
Hancock Fabrics, Inc.                          1,321               8,771
Haverty Furniture
  Companies, Inc.                              1,111              16,421
Hibbett Sporting
  Goods, Inc.                    *               931              35,229
J. Jill Group, Inc. (The)        *             1,016              13,970
Jo-Ann Stores, Inc.              *             1,266              33,410
Kenneth Cole Productions,
  Inc. Class A                                   956              29,751
Kirkland's, Inc.                 *               833               7,780
Linens 'N Things, Inc.           *             1,904              45,049
Longs Drug Stores
  Corporation                                  1,168              50,282
MarineMax, Inc.                  *               800              25,000
Marvel Enterprises, Inc.         *+            4,501              88,760
Men's Wearhouse, Inc.            *             2,347              80,807
Michaels Stores, Inc.                          6,198             256,411
Movie Gallery, Inc.                            1,146              30,289
MSC Industrial Direct
  Company Class A                              2,332              78,705
Neiman-Marcus Group, Inc.
  Class A                                      2,212             214,387
Nitches, Inc.                    *               950               4,180
O'Reilly Automotive, Inc.        *             5,134             153,045
Overstock.com, Inc.              *+              771              27,448
PC Connection, Inc.              *               855               5,318
Petco Animal
  Supplies, Inc.                 *             1,932              56,646
Petsmart, Inc.                   +             6,664             202,252
Pier 1 Imports, Inc.             +             3,763              53,397
Priceline.com, Inc.              *+            1,549              36,138
Restoration Hardware, Inc.       *             2,795              22,863
Retail Ventures, Inc.            *             1,372              18,714
Rite Aid Corporation             *            20,883              87,291
Saks, Inc.                       *             5,812             110,254
Samsonite Corporation            *             1,134                 975
School Specialty, Inc.           *+              854              39,711
SCP Pool Corporation                           2,436              85,479
Sharper Image
  Corporation                    *               649               8,262
Shopko Stores, Inc.              *             1,850              44,974
Sports Authority,
  Inc. (The)                     *+            1,017              32,341
Stamps.com, Inc.                 *+            1,050              19,688
Stein Mart, Inc.                               1,591              35,002
Stride Rite Corporation                        2,389              32,944

                                              Shares               Value
--------------------------------------------------------------------------------
Systemax, Inc.                   *             1,358        $      9,126
Trans World Entertainment
  Corporation                    *             1,932              22,856
Tuesday Morning
  Corporation                    +             1,816              57,240
Tweeter Home
  Entertainment
  Group, Inc.                    *             1,129               2,823
Valuevision Media, Inc.
  Class A                        *             1,742              20,921
Whitehall Jewellers, Inc.        *             2,300              15,755
Williams-Sonoma, Inc.            *             4,478             177,194
Zale Corporation                 *             2,370              75,105
                                                            ------------
                                                               4,727,011
                                                            ------------
Telecommunications--0.0%
Superior Telecom, Inc.           *++-          2,014                  --
                                                            ------------
Telephone Systems--1.5%
Acceris
  Communications, Inc.           *               678                 302
Adtran, Inc.                                   2,197              54,464
Alamosa Holdings, Inc.           *             7,031              97,731
Alaska Communications
  Systems Group, Inc.                          2,850              28,244
Audiovox Corporation
  Class A                        *             1,218              18,879
Brightpoint, Inc.                *               874              19,394
Centennial
  Communications
  Corporation                    *             3,606              50,051
Cincinnati Bell, Inc.            *             9,266              39,844
Commonwealth Telephone
  Enterprises, Inc.                              877              36,755
CoSine
  Communications, Inc.           *               438               1,038
Covad Communications
  Group, Inc.                    *+           13,041              18,257
Covista
  Communications, Inc.           *               992                 962
D&E Communications, Inc.                       1,712              16,606
Deltathree, Inc.                 *             2,553               8,348
Dobson Communications
  Corporation Class A            *             3,916              16,682
DSL.Net, Inc.                    *             1,850                 148
Equinix, Inc.                    *+              623              27,001
Forgent Networks, Inc.           *             1,350               1,985
General Communication
  Class A                        *             2,517              24,843
Global Crossing, Ltd.
  (Bermuda)                      *+              620              10,583
Global Payments, Inc.            +             1,860             126,108
Goamerica, Inc.                  *                24                 148
Hickory Tech Corporation                         652               5,262
IDT Corporation                  *               679               8,990
IDT Corporation Class B          *             2,900              38,164
Iowa Telecommunications
  Services, Inc.                                 670              12,563
j2 Global
  Communications, Inc.           *+              807              27,793
LCC International, Inc.
  Class A                        *             1,000               3,600
Level 3
  Communications, Inc.           *+           26,968              54,745
Lightbridge, Inc.                *             1,288               8,050
Loral Space &
  Communications Ltd.
  (Bermuda)                      *             2,922                 847
Mastec, Inc.                     *             2,049              18,031

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                                     Shares               Value
---------------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------------
MCI, Inc.                                +           12,630        $    324,717
McLeodUSA, Inc. Class A                  *            9,250                 465
Net2Phone, Inc.                          *            1,324               2,396
Nextel Partners, Inc.
  Class A                                *+           2,196              55,273
NII Holdings, Inc. Class B               *+           2,570             164,326
North Pittsburgh
  Systems, Inc.                                         650              12,714
Novatel Wireless, Inc.                   *+             949              11,834
NTL, Inc.                                *+           3,292             225,239
Primus
  Telecommunications GP                  *            4,516               2,845
RCN Corp.                                *            1,450              33,481
Redback Networks, Inc.                   *            3,769              24,046
Rural Cellular Corporation
  Class A                                *            1,266               6,647
SAVVIS Inc.                              *            6,126               6,739
SunCom Wireless
  Holdings, Inc.,--Class A               *            2,699               5,830
SureWest Communications                                 644              16,519
Talk America Holdings, Inc.              *            1,398              13,994
Telecommunication
  Systems, Inc.                          *            1,200               2,712
Teleglobe International
  Holdings Ltd.
  (Bermuda)                              *            1,375               3,781
Telephone & Data
  Systems, Inc.                                       2,448              99,903
Telephone & Data
  Systems, Inc.                                       2,448              93,856
Time Warner Telecom,
  Inc. Class A                           *            5,729              33,916
Trinsic, Inc.                            *            1,136                 318
Ubiquitel, Inc.                          *            4,079              33,285
US Cellular Corporation                  *              921              45,995
Visual Networks, Inc.                    *            6,068               9,345
West Corporation                         *            1,135              43,584
Western Wireless
  Corporation Class A                    *+           3,623             153,253
Wireless Facilities, Inc.                *            2,399              15,186
                                                                   ------------
                                                                      2,218,617
                                                                   ------------
Textiles, Clothing & Fabrics--0.7%
Albany International
  Corporation Class A                                 1,437              46,142
Brown Shoe Company, Inc.                                796              31,163
Columbia Sportswear
  Company                                *              723              35,709
Culp, Inc.                               *              888               3,907
Deckers Outdoor
  Corporation                            *+             450              11,070
DHB Industries, Inc.                     *+           1,420              11,999
Dickie Walker Marine, Inc.               *            1,626               2,033
Genesco, Inc.                            *            1,421              52,705
Guess ?, Inc.                            *              775              12,850
Gymboree Corporation                     *            1,400              19,124
Innovo Group, Inc.                       *            3,158               6,758
Interface, Inc. Class A                  *            2,080              16,744
Kellwood Company                                      1,171              31,500
K-Swiss, Inc. Class A                                 1,026              33,181
Mohawk Industries, Inc.                  *+           2,581             212,933
Mossimo, Inc.                            *            2,807              12,632
Mothers Work, Inc.                       *              600               7,860
Oxford Industries, Inc.                                 636              27,380
Phillips-Van Heusen
  Corporation                                         1,267              41,418

                                                     Shares               Value
---------------------------------------------------------------------------------------
Polo Ralph Lauren
  Corporation                                         2,733        $    117,820
Polymer Group Escrow                     ++-          1,566                  --
Quaker Fabric Corporation                             2,550              10,430
Quiksilver, Inc.                         *            5,230              83,575
Russell Corporation                                   1,340              27,403
Skechers U.S.A., Inc.
  Class A                                *              970              13,832
Sport-Haley, Inc.                        *            1,043               3,098
Steven Madden Ltd.                       *            1,062              18,861
Tag-It Pacific, Inc.                     *            1,335               3,124
Tarrant Apparel Group                    *            1,107               3,321
Timberland Company
  Class A                                *            1,952              75,581
Warnaco Group,
  Inc. (The)                             *            2,200              51,150
Wolverine World Wide, Inc.                            2,589              62,162
                                                                   ------------
                                                                      1,087,465
                                                                   ------------
Transportation--1.9%
Alexander & Baldwin, Inc.                             1,896              87,880
Allied Holdings, Inc.                    *              245                 118
Arctic Cat, Inc.                                        698              14,330
Arkansas Best Corporation                               903              28,724
C.H. Robinson
  Worldwide, Inc.                                     4,046             235,477
Celadon Group, Inc.                      *              450               7,668
CNF, Inc.                                             2,390             107,311
Dynamex, Inc.                            *              760              12,950
Expeditors International
  Washington, Inc.                                    4,997             248,901
Fleetwood Enterprises, Inc.              *+           2,530              25,680
Florida East Coast Industries                         1,093              47,327
Forward Air Corporation                               1,432              40,483
GATX Corporation                         +            2,367              81,662
General Maritime
  Corporation                            +            1,847              78,313
Genesee & Wyoming, Inc.
  Class A                                *+           1,051              28,598
Gulfmark Offshore, Inc.                  *            1,000              27,310
Heartland Express, Inc.                               3,166              61,515
HUB Group, Inc. Class A                  *              860              21,543
JB Hunt Transport
  Services, Inc.                                      6,334             122,246
Kansas City Southern                     *+           2,514              50,733
Kirby Corporation                        *            1,179              53,173
Laidlaw International, Inc.              *            4,830             116,403
Landstar System, Inc.                    *            2,676              80,601
Maritrans, Inc.                                       1,330              35,977
Navigant International, Inc.             *              710              10,430
Old Dominion Freight
  Line, Inc.                             *            1,189              31,901
OMI Corporation                          +            4,585              87,161
Overnite Corporation                                  1,257              54,026
Overseas Shipholding Group                            1,338              79,812
P.A.M. Transportation
  Services, Inc.                         *              339               5,699
Pacer International, Inc.                *            1,665              36,280
Pegasus Solutions, Inc.                  *            1,147              12,789
Polaris Industries, Inc.                              2,090             112,860
Quality Distribution, Inc.               *              914               8,089
RailAmerica, Inc.                        *            1,527              18,171
Royal Caribbean Cruises Ltd.                          4,500             217,620
SCS Transportation, Inc.                 *              902              16,056
Sirva, Inc.                              *            1,337              11,378
Swift Transportation
  Company, Inc.                          *            3,009              70,080
Thor Industries, Inc.                                 2,521              79,235

226
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                                        Shares            Value
------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------
Trinity Industries, Inc.            +    2,034     $     65,149
Wabtec Corporation                       1,737           37,311
Werner Enterprises, Inc.                 2,916           57,270
West Marine, Inc.                   *      803           14,502
Yellow Roadway
  Corporation                       *+   2,568          130,454
                                                   ------------
                                                      2,771,196
                                                   ------------
Transportation Services--0.0%
Velocity Express Corp.              *        2               13
                                                   ------------
Water Companies--0.2%
American States Water
  Company                                  920           27,020
Aqua America, Inc.                       4,237          126,008
California Water
  Service Group                            965           36,226
Connecticut Water
  Service, Inc.                            500           12,495
Middlesex Water Company                    510            9,904
Pico Holdings, Inc.                 *    1,150           34,224
SJW Corporation                            506           23,787
Southwest Water Co.                        800            9,464
                                                   ------------
                                                        279,128
                                                   ------------
TOTAL COMMON STOCKS
 (Cost $99,490,910)                                 143,908,581
                                                   ------------

------------------------------------------------------------
    Coupon        Maturity
     Rate           Date            Face             Value
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.1%
------------------------------------------------------------
U.S. Treasury Bills--0.1%
U.S. Treasury Bill
  2.945%        09/08/2005   **   $100,000          99,256
  2.910%        09/08/2005   **     20,000          19,862
  2.890%        09/08/2005   **     10,000           9,933
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $129,051)                                   129,051
                                              ------------
------------------------------------------------------------

                                 Shares            Value
------------------------------------------------------------
RIGHTS--0.0%
------------------------------------------------------------
Pharmaceuticals--0.0%
ViroLogic, Inc., Rights, Expires TBD
 (Cost $4,280)                    9,010            2,253
                                            ------------

------------------------------------------------------------
WARRANTS--0.0%
------------------------------------------------------------
Financial Services--0.0%
Equitex, Inc. Warrants,
  Expires 2/7/2010           ++     264              327
Equitex, Inc. Warrants,
  Expires 2/7/2010
  (Cost $--)                 ++-    264               --
                                            ------------
                                                     327
                                            ------------

----------------------------------------------------------------
    Coupon        Maturity
     Rate           Date             Face              Value
----------------------------------------------------------------
CASH EQUIVALENTS--23.1%
----------------------------------------------------------------
Institutional Money Market Funds--2.4%
American Beacon Funds
  3.182%        07/01/2005   ++   $1,107,881    $  1,107,881
BGI Institutional Fund
  3.245%        07/01/2005   ++    1,782,595       1,782,595
Merrimac Cash Fund-Premium Class
  3.037%        07/01/2005   ++      615,679         615,679
                                                ------------
                                                   3,506,155
                                                ------------
Bank & Certificate Deposits/
Offshore Time Deposits--18.2%
ABN AMRO Bank NV
  3.250%        08/05/2005   ++      246,272         246,270
Bank of Montreal
  3.010%        07/01/2005   ++      462,070         462,070
Bank of Nova Scotia
  3.300%        07/29/2005   ++      738,815         738,815
Bank of Nova Scotia
  3.160%        07/15/2005   ++    1,576,138       1,576,138
Bank of Nova Scotia
  3.110%        07/11/2005   ++      768,620         768,620
Barclays
  3.250%        07/26/2005   ++      294,501         294,501
BNP Paribas
  3.000%        07/01/2005   ++      738,815         738,815
Calyon
  3.250%        08/04/2005   ++    1,231,358       1,231,358
Canadian Imperial Bank of Commerce
  3.402%        11/04/2005   ++      766,729         766,729
Citigroup
  3.085%        07/22/2005   ++    1,231,358       1,231,358
Clipper Receivables Corporation
  3.188%        07/14/2005   ++       95,787          95,787
Compass Securitization
  3.157%        07/11/2005   ++      108,381         108,381
Credit Suisse First Boston Corporation
  3.200%        07/18/2005   ++      463,827         463,827
Credit Suisse First Boston Corporation
  3.160%        07/13/2005   ++      615,679         615,679
Dexia Group
  3.240%        07/21/2005   ++      492,543         492,543
Fairway Finance
  3.270%        07/28/2005   ++      572,799         572,799
Falcon Asset Securitization Corporation
  3.168%        07/12/2005   ++      220,863         220,863
First Tennessee National Corporation
  3.220%        08/09/2005   ++      135,449         135,449
Fortis Bank
  3.260%        07/07/2005   ++      722,785         722,785
Fortis Bank
  3.250%        07/25/2005   ++      785,577         785,577
Fortis Bank
  3.250%        08/04/2005   ++      123,136         123,134
General Electric Capital Corporation
  3.252%        07/06/2005   ++      634,216         634,216
Grampian Funding LLC
  3.284%        07/13/2005   ++      246,272         246,272
Greyhawk Funding
  3.262%        08/01/2005   ++      561,867         561,867
HBOS Halifax Bank of Scotland
  3.150%        08/08/2005   ++      123,136         123,136

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Mid/Small
Company Index Fund
--------------------------------------------------------------------------------

                   Coupon                        Maturity
                    Rate                           Date              Face                   Value
----------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
----------------------------------------------------------------------------------------------------------
HSBC Banking/Holdings PLC
  3.250%                                       08/05/2005   ++   $    369,407        $    369,407
Jupiter Securitization Corporation
  3.261%                                       07/27/2005   ++        210,418             210,418
Lexington Parker Cap Company
  3.258%                                       07/19/2005   ++        288,571             288,571
Morgan Stanley Dean Witter & Company
  3.518%                                       12/07/2005   ++        861,951             861,951
Morgan Stanley Dean Witter & Company
  3.507%                                       12/09/2005   ++        295,526             295,526
National Australia Bank
  3.375%                                       07/01/2005   ++        985,086             985,086
National Australia Bank
  3.260%                                       07/06/2005   ++        492,543             492,543
Nordea Bank Finland PLC (NY Branch)
  3.240%                                       08/03/2005   ++        492,543             492,543
Park Avenue Receivables Corporation
  3.304%                                       07/14/2005   ++        246,272             246,272
Park Avenue Receivables Corporation
  3.229%                                       07/20/2005   ++        246,272             246,272
Prefco
  3.260%                                       07/26/2005   ++        286,000             286,000
Rabobank Nederland
  3.350%                                       07/01/2005   ++        615,679             615,679
Rabobank Nederland
  3.250%                                       08/08/2005   ++        492,543             492,543
Ranger Funding
  3.263%                                       07/07/2005   ++        492,543             492,543
Royal Bank of Canada
  3.250%                                       07/07/2005   ++        554,111             554,111
Royal Bank of Scotland
  3.310%                                       08/09/2005   ++        738,815             738,815
Royal Bank of Scotland
  3.290%                                       07/12/2005   ++        985,086             985,086
Sheffield Receivables Corporation
  3.335%                                       07/15/2005   ++        246,272             246,272
Societe Generale
  3.200%                                       08/08/2005   ++        492,543             492,543
The Bank of the West
  3.270%                                       07/27/2005   ++        123,136             123,136
Toronto Dominion Bank
  3.250%                                       08/02/2005   ++        492,543             492,543
UBS AG
  3.250%                                       08/09/2005   ++        738,815             738,815
Wells Fargo
  3.270%                                       07/21/2005   ++        738,815             738,815
Wells Fargo
  3.270%                                       08/01/2005   ++        492,543             492,543
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++        615,679             615,679
                                                                                     ------------
                                                                                       26,550,701
                                                                                     ------------
Floating Rate Instruments/Master Notes--2.5%
Bank of America
  3.270%                                       07/18/2005   ++        246,272             246,272
Bank of America
  3.270%                                       08/30/2005   ++        866,876             866,876
Bank of America
  3.030%                                       07/05/2005   ++        452,479             452,479
Credit Suisse First Boston Corporation
  3.435%                                       03/10/2006   ++        492,543             492,543
Credit Suisse First Boston Corporation
  3.154%                                       09/09/2005   ++        246,272             246,272

                   Coupon                        Maturity
                    Rate                           Date               Face                  Value
----------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.
  3.320%                                       07/27/2005   ++   $    492,543        $    492,543
Goldman Sachs Group Inc.
  3.320%                                       12/28/2005   ++        859,236             859,236
                                                                                     ------------
                                                                                        3,656,221
                                                                                     ------------
TOTAL CASH EQUIVALENTS
  (Cost $33,713,077)
                                                                                       33,713,077
                                                                                     ------------

----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.3%
----------------------------------------------------------------------------------------------------------
IBT Repurchase Agreement
  dated June 30, 2005
  due July 1, 2005, with
  a maturity value of
  $1,915,019 and an
  effective yield 2.4%
  collateralized by a U.S.
  Government Agency
  Obligation with a rate
  of 6.875%, maturity
  date of April 25, 2016
  and a market value
  of $2,010,636                                                     1,914,891           1,914,891
                                                                                     ------------
TOTAL INVESTMENTS--123.0%
 (Cost $135,252,209)                                                                  179,668,180
Other assets less liabilities--(23.0%)                                                (33,562,796)
                                                                                     ------------
NET ASSETS--100.0%                                                                   $146,105,384
                                                                                     ============

Notes to the Schedule of Investments:
REIT  Real Estate Investment Trust
*     Non-income producing security.
+     Denotes all or a portion of security on loan.
++ Security valued at fair value as determined by policies approved by the board of directors.
++    Represents collateral received from securities lending transactions.
-     Security has no market value at 06/30/2005.
**    Security has been pledged as collateral for futures contracts.

228
                 See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                  Shares            Value
---------------------------------------------------------------------------------
COMMON STOCKS--96.1%
---------------------------------------------------------------------------------
Australia--5.3%
Alumina Ltd.                                       9,769      $    41,269
Amcor Ltd.                                         7,601           38,677
AMP Ltd.                                          15,694           77,028
Ansell Ltd.                                        1,154            8,794
Aristocrat Leisure Ltd.                            2,492           21,908
Australia & New Zealand
  Banking Group Ltd.                              15,617          258,034
Australian Gas Light
  Company Ltd.                                     3,943           42,664
Australian Stock Exchange Ltd.                     1,689           29,679
AXA Asia Pacific Holdings Ltd.                     6,227           20,759
BHP Billiton Ltd.                                 29,579          404,163
BHP Steel Ltd.                                     6,292           39,110
Boral Ltd.                                         4,574           22,489
Brambles Industries Ltd.               +           8,129           50,366
Centro Properties Group                            6,737           30,137
Coca-Cola Amatil Ltd.                              4,581           27,484
Cochlear Ltd.                                        439           13,072
Coles Myer Ltd.                                    9,750           68,578
Commonwealth Bank
  of Australia                                    10,919          314,966
Commonwealth Property
  Office Fund                                      9,253            8,894
Computershare Ltd.                                 3,876           17,187
CSL Ltd.                                           1,706           43,657
CSR Ltd.                                           7,472           15,197
DB RREEF Trust                                    34,466           35,726
Foster's Group Ltd.                               17,624           71,270
Futuris Corporation Ltd.                           5,023            6,954
Gandel Retail Trust                               11,855           15,105
General Property Trust                            17,229           47,824
Harvey Norman Holdings Ltd.                        4,015            7,626
Iluka Resources Ltd.                               1,488            8,500
ING Industrial Fund                                5,066            8,050
Insurance Australia
  Group Ltd.                                      13,894           63,370
Investa Property Group                            13,263           19,557
John Fairfax Holdings Ltd.                         7,612           24,871
Leighton Holdings Ltd.                             1,184           10,333
Lend Lease Corporation Ltd.                        4,500           44,367
Lion Nathan Ltd.                                   2,567           14,769
Macquarie Bank Ltd.                                1,848           83,808
Macquarie Goodman Group                            9,246           28,732
Macquarie Infrastructure Group                    16,687           52,603
Mayne Group Ltd.                                   4,793           17,243
Mirvac Group                                       6,564           17,793
Multiplex Group                                    5,365           11,777
National Australia Bank Ltd.                      12,680          296,466
Newcrest Mining Ltd.                               2,913           38,349
OneSteel Ltd.                                     11,853           23,761
Orica Ltd.                                         2,417           32,653
Origin Energy Ltd.                                 8,084           46,732
Pacific Brands Ltd.                                4,298            7,395
PaperlinX Ltd.                                     3,665            8,348
Patrick Corporation Ltd.                           4,367           18,530
Perpetual Trustees
  Australia Ltd.                                     637           27,775
Publishing & Broadcasting Ltd.                       938           10,583
QBE Insurance Group Ltd.                           6,190           75,320
Qantas Airways Ltd.                                6,946           17,766
Rinker Group Ltd.                                  7,842           83,109
Rio Tinto Ltd.                         +           2,278           77,330
Santos Ltd.                                        5,210           44,725
Sonic Healthcare Ltd.                              2,150           20,519

                                                  Shares            Value
---------------------------------------------------------------------------------
Stockland                                         10,894      $    45,694
Suncorp-Metway Ltd.                                4,728           72,247
Tabcorp Holdings Ltd.                              4,560           56,820
Telstra Corporation Ltd.                          18,411           70,855
Toll Holdings Ltd.                                 3,511           34,828
Transurban Group                                   7,087           40,053
Wesfarmers Ltd.                                    3,184           96,502
Westfield Group                                   12,022          162,063
Westpac Banking Corporation                       15,304          231,851
Woodside Petroleum Ltd.                            4,065           90,343
Woolworths Ltd.                                    8,762          109,871
                                                              -----------
                                                                4,024,878
                                                              -----------
Austria--0.4%
Bank Austria Creditanstalt AG                        309           32,144
Boehler-Uddeholm                                     199           26,281
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                      990           49,466
Flughafen Wien AG                                     67            4,347
IMMOFINANZ Immobilien
  Anlagen AG                         *             2,810           25,731
Mayr-Melnhof Karton AG                                31            4,288
OMV AG                                               143           62,210
RHI AG                               *               126            3,427
Telekom Austria AG                                 2,978           57,849
VA Technologie AG                    *++              93            7,185
Verbund-Oesterreichische
  Elektrizitaetswirtschafts AG
  Class A                                            102           28,121
Voestalpine AG                                       231           16,174
Wienerberger AG                                      487           22,593
                                                              -----------
                                                                  339,816
                                                              -----------
Belgium--1.3%
Agfa Gevaert NV                      +               895           24,745
Barco NV                                              80            5,700
Bekaert SA                                           118            8,859
Belgacom SA                                        1,359           46,311
Cofinimmo                                             39            6,111
Colruyt SA                                           113           15,403
Compagnie Maritime Belge SA                          135            4,190
Delhaize Group                                       606           36,292
Dexia                                              4,723          103,832
D'ieteren NV                                          21            4,340
Electrabel SA                                        232          101,270
Euronav SA Private Equity                            162            4,745
Fortis                                            10,018          277,230
Groupe Bruxelles Lambert SA                          596           51,519
Interbrew                                          1,543           52,130
KBC Bancassurance Holding                          1,584          124,931
Mobistar SA                                          227           18,956
Omega Pharma SA                                      155            8,025
Solvay SA                                            558           57,251
UCB SA                                               795           38,610
Umicore                                              198           15,842
                                                              -----------
                                                                1,006,292
                                                              -----------
Bermuda--0.1%
Frontline Ltd.                                       315           12,497
Kerry Properties Ltd.                              4,000            8,875
Orient Overseas
  International Ltd.                               2,200            9,586
Yue Yuen Industrial Holdings                       3,500           10,680
                                                              -----------
                                                                   41,638
                                                              -----------

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Cayman Islands--0.0%
ASM Pacific Technology Ltd.                      1,500      $     6,984
Hutchison
  Telecommunications
  International Ltd.                   *        11,000           10,867
                                                            -----------
                                                                 17,851
                                                            -----------
Denmark--0.7%
AP Moller-Maersk A/S                                10           95,090
Bang & Olufsen A/S Class B                          79            5,532
Coloplast A/S Class B                              274           15,880
Danisco A/S                                        452           29,318
Danske Bank A/S                                  3,297           98,991
DSV DE Sammenslut Vogn A/S                         231           19,584
FLS Industries AS Class B                          149            3,013
GN Store Nord                                    2,031           22,921
H. Lundbeck A/S                        +           507           12,750
Kobenhavns Lufthavne                                36            8,541
NKT Holding A/S                                    179            6,693
Novo Nordisk A/S Class B                         2,019          102,576
Novozymes A/S Class B                              193            9,546
Ostasiatiske Kompagni                              186           13,125
TDC A/S                                          1,606           68,735
Topdanmark A/S                         *           178           12,958
Vestas Wind Systems A/S                *         1,566           25,900
William Demant Holding                 *           208           10,334
                                                            -----------
                                                                561,487
                                                            -----------
Finland--1.5%
Amer Group                                         569           10,808
Cargotec Corp.                         *           332            9,268
Elisa Oyj Class A                                1,201           18,761
Fortum Oyj                                       2,890           46,265
KCI Konecranes Oyj                                  99            4,220
Kesko Oyj Class B                      *           422           10,589
Kone Oyj                                           332           19,885
Metso Oyj                                          826           17,972
Neste Oil Oyj                          *           722           18,695
Nokia Oyj                                       39,013          649,059
Nokian Renkaat OYJ                                 850           15,498
Orion-Yhtymae Oy Class B                           552           10,631
Outokumpu Oyj                                      669            8,612
Pohjola Group PLC Class D                          503            7,298
Rautaruukki Oyj                                    940           14,021
Sampo Oyj                                        3,349           52,147
Stora Enso Oyj Class R                           5,446           69,308
Tietoenator Oyj                                    743           22,548
UPM-Kymmene Oyj                                  4,570           87,456
Uponor Oyj                                         478            9,291
Wartsila Oyj Class B                               477           13,753
                                                            -----------
                                                              1,116,085
                                                            -----------
France--8.8%
Accor SA                                         1,632           76,301
Air France                                         924           13,999
Air Liquide                                        852          144,873
Alcatel SA                             *        10,282          112,105
Alstom                                 *        39,590           39,224
Atos Origin                            *           486           30,733
Autoroutes du Sud de
  la France                                        624           35,655
AXA                                             11,553          287,602
BNP Paribas                                      6,592          450,175
Bouygues SA                                      1,745           72,127

                                              Shares            Value
-------------------------------------------------------------------------------
Business Objects SA                  *           511      $    13,517
Cap Gemini SA                        *         1,133           35,845
Carrefour SA                                   4,603          222,584
Casino Guichard Perrachon SA                     278           19,483
Cie de Saint-Gobain                            2,607          144,184
Cie Generale D'Optique Essilor
  International SA                               804           54,828
CNP Assurances                                   313           19,975
Credit Agricole SA                             5,141          129,872
Dassault Systemes SA                 +           456           22,039
France Telecom SA                    +        12,139          353,225
Groupe Danone                                  1,912          167,500
Hermes International                              68           13,703
Imerys SA                                        256           17,623
Klepierre                                        330           31,417
LVMH Moet Hennessy
  Louis Vuitton SA                             2,061          158,649
Lafarge SA                                     1,433          130,235
Lagardere S.C.A.                               1,104           81,541
L'Oreal SA                           +         2,409          172,467
Michelin (C.G.D.E.) Class B                    1,257           76,320
Neopost SA                                       339           29,822
PagesJaunes SA                                   602           14,060
Pernod-Ricard                                    410           65,442
Peugeot SA                                     1,221           71,995
Pinault-Printemps-Redoute SA                     600           61,723
Publicis Groupe                                1,011           29,737
Renault SA                                     1,562          137,176
Safran SA                                      1,470           30,363
Sanofi-Synthelabo SA                           8,751          716,599
Schneider Electric SA                          1,863          140,077
Societe BIC SA                                   239           14,248
Societe Generale Class A                       2,717          275,478
Societe Television Francaise1                    986           26,136
Sodexho Alliance SA                              760           23,482
Suez SA                                        6,912          186,809
Technip SA                                       955           44,301
Thales SA                                        617           24,992
Thomson                                        2,041           48,682
Total SA                                       4,721        1,104,557
Unibail                                          495           63,490
Valeo SA                                         529           23,693
Veolia Environnement                           2,566           96,039
Vinci SA                                       1,266          105,196
Vivendi Universal SA                 +         8,740          273,863
Zodiac SA                                        343           18,400
                                                          -----------
                                                            6,754,161
                                                          -----------
Germany--6.3%
Adidas-Salomon AG                                384           64,046
Allianz AG                                     2,902          330,972
Altana AG                                        583           33,297
BASF AG                                        4,433          293,373
Bayer AG                                       5,216          173,338
Bayerische Hypo-und
  Vereinsbank AG                     *         4,860          126,050
Beiersdorf AG                                    140           15,699
Carlsberg AS Class B                             270           13,828
Celesio AG                                       274           21,495
Commerzbank AG                                 3,895           84,229
Continental AG                                 1,091           78,218
DaimlerChrysler AG                             7,376          298,250
Deutsche Bank AG                               4,000          311,402
Deutsche Boerse AG                               929           72,369
Deutsche Lufthansa AG                          1,804           22,041
Deutsche Post AG                               4,216           98,108
Deutsche Telekom AG                           22,522          414,897

230
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                 Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Douglas Holding AG                                  278      $    10,065
Epcos AG                               *            335            4,154
Fresenius Medical Care AG                           282           24,002
HeidelbergCement AG                                 553           39,520
Hypo Real Estate Holding                          1,072           40,670
Infineon Technologies AG               *          5,447           50,437
KarstadtQuelle AG                      +*           380            5,059
Linde AG                                            731           49,200
Man AG                                            1,199           49,557
Merck AG                                            402           31,921
Metro AG                                          1,268           62,813
MLP AG                                              575           10,716
Muenchener
  Rueckversicherungs AG                           1,580          167,478
Puma AG Rudolf Dassler Sport                        149           36,814
RWE AG                                            3,600          231,148
SAP AG                                            1,846          319,319
Schering AG                                       1,394           85,638
Siemens AG                                        6,624          481,233
Suedzucker AG                                       346            6,910
ThyssenKrupp AG                                   2,662           46,016
TUI AG                                 +          1,319           32,575
E.ON AG                                           5,155          457,568
Volkswagen AG                                     1,960           89,317
                                                             -----------
                                                               4,783,742
                                                             -----------
Greece--0.5%
Alpha Bank AE                                     2,004           53,306
Coca Cola Hellenic Bottling
  Company SA                                        940           25,488
Commercial Bank of Greece                           400           11,874
Cosmote Mobile
  Communications SA                                 860           15,693
EFG Eurobank Ergasias SA                          1,560           47,984
Folli-Follie SA                                     100            2,927
Germanos SA                                         210            7,021
Hellenic Duty Free Shops SA                         100            1,737
Hellenic Petroleum SA                               890            9,502
Hellenic Technodomiki Tev SA                        480            2,409
Hellenic
  Telecommunications
  Organization SA                      *          2,130           41,255
Hyatt Regency SA                                    300            3,274
Intracom SA                                         500            2,531
National Bank of Greece SA             *          2,300           77,931
OPAP SA                                           1,460           42,175
Piraeus Bank SA                                   1,500           27,847
Public Power Corporation                            810           20,183
Technical Olympic SA                                500            3,003
Titan Cement Company SA                             500           15,387
Viohalco                                            930            5,975
                                                             -----------
                                                                 417,502
                                                             -----------
Hong Kong--1.6%
Bank of East Asia Ltd.                           10,600           31,218
BOC Hong Kong Holdings Ltd.                      31,000           58,450
Cathay Pacific Airways Ltd.                       8,000           14,521
Cheung Kong Holdings Ltd.                        13,000          126,071
CLP Holdings Ltd.                                15,000           85,932
Esprit Holdings Ltd.                              7,500           54,075
Giordano International Ltd.                      10,000            6,873
Hang Lung Properties Ltd.                        17,000           24,925
Hang Seng Bank Ltd.                               6,600           89,775
Henderson Land Development                        6,000           28,584
Hong Kong & China Gas                            30,000           60,866

                                                 Shares            Value
--------------------------------------------------------------------------------
Hong Kong Exchanges and
  Clearing Ltd.                                  10,000      $    25,790
HongKong Electric Holdings                       11,500           52,430
Hopewell Holdings Ltd.                            5,000           12,798
Hutchison Whampoa Ltd.                           18,000          161,985
Johnson Electric Holdings Ltd.                   10,000            9,160
Kingboard Chemicals Holdings
  Company Ltd.                                    4,500           14,296
Kingboard Chemicals Holdings
  Warrants, Expires 12/31/2006                      200              126
Li & Fung Ltd.                                   16,000           33,109
MTR Corporation                                  11,000           21,161
New World Development Ltd.                       18,600           22,707
PCCW Ltd.                                        28,000           17,473
Sino Land Company                                 8,000            8,494
Sun Hung Kai Properties Ltd.                     11,000          108,175
Swire Pacific Ltd. Class A                        8,000           70,529
Techtronic Industries Company                     7,000           17,640
Television Broadcasts Ltd.                        2,000           11,275
Wharf Holdings Ltd.                              10,000           34,980
                                                             -----------
                                                               1,203,418
                                                             -----------
Ireland--0.8%
Allied Irish Banks PLC                            7,458          159,517
Bank of Ireland                                   8,133          131,972
CRH PLC                                           4,461          118,225
DCC PLC                                             599           11,948
Depfa Bank PLC                                    2,971           47,409
Elan Corporation PLC
                                      *           3,234           22,109
Fyffes PLC                                        2,423            7,233
Grafton Group PLC                                 1,718           19,892
Greencore Group PLC                               1,189            5,181
Independent News &
  Media PLC                                       8,786           27,102
Irish Life & Permanent PLC                        2,312           40,431
Kerry Group PLC Class A                           1,024           25,286
Kingspan Group PLC                                  893           10,497
                                                             -----------
                                                                 626,802
                                                             -----------
Italy--3.8%
Alleanza Assicurazioni SpA                        3,901           42,306
Arnoldo Mondadori
  Editore SpA                                       910            8,651
Assicurazioni Generali SpA                        7,738          241,052
Autogrill SpA                                       999           13,154
Autostrade SpA                                    2,428           64,369
Banca Antonveneta SpA                             1,937           62,527
Banca Fideuram SpA                                2,548           12,059
Banca Intesa SpA                                 27,390          125,024
Banca Intesa SpA                                  7,771           33,147
Banca Monte dei Paschi
  di Siena SpA                                   10,085           35,521
Banca Nazionale Del
  Lavoro SpA                         *           14,019           48,305
Banca Popolare di Milano Scrl                     3,146           30,960
Banche Popolari Unite Scrl                        2,815           55,803
Banco Popolare di Verona e
  Novara Scrl                                     3,090           52,591
Benetton Group SpA                                  478            4,386
Bulgari SpA                                       1,022           11,423
Capitalia SpA                                    12,015           67,017
Edison SpA                           *            8,180           18,217
Enel SpA                                         29,694          259,099
ENI-Ente Nazionale
  Idrocarburi SpA                                21,283          546,791
Fiat SpA                             *            4,643           33,631

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                 Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
FinecoGroup SpA                                   1,170      $    10,442
Finmeccanica SpA                                 49,668           46,240
Gruppo Editoriale
  L'Espresso SpA                                  1,158            6,311
Italcementi SpA                                     483            7,532
Luxottica Group SpA                     +         1,102           22,767
Mediaset SpA                                      7,354           86,481
Mediobanca SpA                                    4,072           76,097
Mediolanum SpA                                    1,885           11,737
Pirelli & C SpA                                  20,636           21,452
Riunione Adriatica di
  Sicurta SpA                                     2,524           49,047
Sanpaolo IMI SpA                        +         9,367          128,325
Seat Pagine Gialle SpA                  *        29,520           12,269
Snam Rete Gas SpA                                 7,437           39,743
Telecom Italia Media SpA                *        10,174            4,887
Telecom Italia RNC                               48,714          125,988
Telecom Italia SpA                               89,835          280,118
Tiscali SpA                             *         1,909            5,421
UniCredito Italiano SpA                          35,181          185,460
                                                             -----------
                                                               2,886,350
                                                             -----------
Japan--21.0%
77 Bank Ltd. (The)                                3,000           18,397
Acom Company Ltd.                                   590           37,592
Aderans Company Ltd.                                900           21,249
Advantest Corporation                               600           44,126
Aeon Company Ltd.                                 5,000           76,028
Aeon Credit Service
  Company Ltd.                                      400           24,959
Aiful Corporation                                   525           39,026
Aisin Seiki Company Ltd.                          1,300           28,088
Ajinomoto Company Inc.                            5,000           55,480
Alfresa Holdings Corporation                        200            8,894
All Nippon Airways
  Company Ltd.                                    4,000           12,155
Alps Electric Company Ltd.                        2,000           30,487
Amada Company Ltd.                                3,000           20,314
Amano Corporation                                 1,000           11,878
Anritsu Corporation                               1,000            6,067
Aoyama Trading
  Company Ltd.                                      400           10,038
Ariake Japan Company Ltd.                           120            2,750
Asahi Breweries Ltd.                              3,100           36,907
Asahi Glass Company Ltd.                +         8,000           83,581
Asahi Kasei Corporation                          10,000           47,342
Asatsu-DK, Inc.                                     200            5,547
Autobacs Seven Company Ltd.                         200            6,701
Bandai Company Ltd.                                 700           14,094
Bank of Fukuoka Ltd.                              5,000           29,485
Bank of Kyoto, Ltd. (The)                         2,000           16,939
Bank of Yokohama Ltd. (The)                      10,000           57,437
Benesse Corporation                                 500           15,976
Bridgestone Corporation                           5,000           95,794
Canon, Inc.                                       6,500          340,618
Casio Computer Company Ltd.                       1,600           20,806
Central Glass Company Ltd.                        2,000           12,459
Central Japan Railway
  Company                                             9           69,408
Chiba Bank Ltd. (The)                             6,000           39,339
Chubu Electric Power
  Company, Inc.                                   5,000          119,793
Chugai Pharmaceutical
  Company Ltd.                                    2,500           38,487
Circle K Sunkus Company Ltd.                        300            6,736

                                                 Shares            Value
--------------------------------------------------------------------------------
Citizen Watch Company Ltd.                        2,000      $    18,029
Coca-Cola West Japan
  Company Ltd.                                      300            6,743
COMSYS Holdings
  Corporation                                     1,000            9,169
Credit Saison Company Ltd.                        1,600           52,946
CSK Corp.                                           500           19,540
KDDI Corporation                                     19           87,671
Dai Nippon Printing
  Company Ltd.                                    5,000           80,143
Daicel Chemical Industries Ltd.                   2,000           10,452
Daiichi Pharmaceutical
  Company Ltd.                                    2,100           46,261
Daikin Industries Ltd.                            1,700           42,335
Daimaru, Inc.                                     2,000           17,645
Dainippon Ink & Chemical, Inc.                    6,000           19,109
Dainippon Screen
  Manufacturing
  Company Ltd.                                    2,000           13,385
Daito Trust Construction
  Company Ltd.                                      700           26,134
Daiwa House Industry
  Company Ltd.                                    4,000           45,563
Daiwa Securities Group, Inc.                     10,000           61,382
Denki Kagaku Kogyo KK                             7,000           25,071
Denso Corporation                                 4,600          104,428
Dentsu, Inc.                                         18           44,298
Dowa Mining Company Ltd.                          2,000           13,254
East Japan Railway Company                           29          148,684
Ebara Corporation                                 2,000            7,658
Eisai Company Ltd.                                2,100           70,335
Electric Power Development
  Company                                         1,200           34,574
Familymart Company Ltd.                             600           17,170
Fanuc Ltd.                                        1,500           94,866
Fast Retailing Company Ltd.                         500           25,876
Fuji Electric Holdings
  Company Ltd.                                    4,000           12,113
Fuji Photo Film Company Ltd.                      4,000          129,241
Fuji Soft ABC, Inc.                                 200            6,338
Fujikura Ltd.                                     3,000           14,562
Fujitsu Ltd.                                     15,000           78,158
Furukawa Electric Company
  Ltd. (The)                          *           5,000           19,223
Goodwill Group, Inc. (The)                            4            7,261
Gunma Bank Ltd.                                   3,000           17,913
Gunze Ltd.                                        2,000            8,954
Hankyu Department
  Stores, Inc.                                    1,000            6,311
Hino Motors Ltd.                                  2,000           11,565
Hirose Electric Company Ltd.                        230           25,197
Hitachi Cable Ltd.                                1,000            4,369
Hitachi Chemical
  Company Ltd.                                      900           16,408
Hitachi Construction
  Machinery Company Ltd.                            700            8,289
Hitachi Credit Corporation                          400            7,879
Hitachi Ltd.                                     26,000          157,169
Hitachi Software Engineering
  Company Ltd.                                      200            3,395
Hokkaido Electric Power
  Company, Inc.                                   1,400           28,610
Hokugin Financial Group, Inc.                     8,000           24,374
Honda Motor Company Ltd.                          6,700          328,994
House Foods Corporation                             500            7,383
Hoya Corporation                                    900          103,375
INPEX Corp.                                           3           16,847

232
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                 Shares            Value
--------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
--------------------------------------------------------------------------------
Isetan Company Ltd.                               1,400      $    17,509
Ishihara Sangyo Kaisha Ltd.                       9,000           19,752
Ishikawajima-Harima Heavy
  Industries Company Ltd.               *         9,000           13,019
Ito En Ltd.                                         500           25,627
Itochu Corporation                               14,000           70,346
Itochu Techno-Science
  Corporation                                       300           10,465
Ito-Yokado Company Ltd.                           2,900           95,619
Jafco Company Ltd.                                  200           10,547
Japan Airlines System
  Corporation                           +         5,000           13,444
Japan Real Estate Investment
  Corporation REIT                                    2           16,983
Japan Retail Fund Investment
  Corporation REIT                                    2           17,154
Japan Tobacco, Inc.                                   8          106,330
JFE Holdings, Inc.                                4,600          113,030
JGC Corporation                                   2,000           24,486
Joyo Bank Ltd.                                    6,000           29,238
JSR Corporation                                   1,400           29,289
Kajima Corporation                                7,000           25,767
Kaken Pharmaceutical
  Company Ltd.                                    1,000            6,841
Kamigumi Company Ltd.                             2,000           15,384
Kaneka Corporation                                2,000           22,341
Kansai Electric Power
  Company, Inc. (The)                             6,000          120,457
Kansai Paint Company Ltd.                         2,000           12,816
Kao Corporation                                   4,000           93,962
Katokichi Company Ltd.                              900            6,110
Kawasaki Heavy
  Industries Ltd.                                 9,000           17,223
Kawasaki Kisen Kaisha Ltd.                        4,000           23,557
Keihin Electric Express
  Railway Company Ltd.                            3,000           18,311
Keio Electric Railway
  Company Ltd.                                    5,000           26,938
Keyence Corporation                                 300           66,863
Kikkoman Corporation                              1,000            8,815
Kinden Corporation                                1,000            7,379
Kinki Nippon Railway
  Company Ltd.                                   13,000           39,513
Kirin Brewery Company Ltd.                        6,000           57,974
Kobe Steel Ltd.                                  20,000           37,444
Kokuyo Company Ltd.                                 700            9,423
Komatsu Ltd.                                      8,000           61,796
Komori Corporation                                  430            6,480
Konami Corporation                                  600           12,601
Konica Corporation                                3,500           32,522
Koyo Seiko Company Ltd.                           2,000           26,717
Kubota Corporation                                8,000           43,656
Kuraray Company Ltd.                              3,000           28,321
Kuraya Sanseido, Inc.                               900           11,954
Kurita Water Industries Ltd.                        700           10,787
Kyocera Corporation                               1,400          106,695
Kyowa Hakko Kogyo
  Company Ltd.                                    3,000           19,358
Kyushu Electric Power
  Company Inc.                                    3,500           75,979
Lawson, Inc.                                        500           17,390
Leopalace21 Corporation                           1,000           16,577
Mabuchi Motor Company Ltd.                          200           11,502
Makita Corporation                                1,000           19,522
Marubeni Corporation                             11,000           37,497
Marui Company Ltd.                                2,800           37,588

                                                  Shares           Value
--------------------------------------------------------------------------------
Matsumotokiyoshi
  Company Ltd.                                      300      $     8,164
Matsushita Electric Industrial
  Company Ltd.                                   18,000          271,984
Matsushita Electric Works Ltd.                    3,000           24,916
Meiji Dairies Corporation                         2,000           11,382
Meiji Seika Kaisha Ltd.                           2,000            9,824
Meitec Corporation                                  300            9,191
Millea Holdings, Inc.                                12          160,898
Minebea Company Ltd.                              3,000           12,069
Mitsubishi Chemical
  Corporation                                    14,000           40,765
Mitsubishi Corporation                            9,500          128,449
Mitsubishi Electric Corporation                  17,000           89,688
Mitsubishi Estate
  Company Ltd.                                    8,000           87,517
Mitsubishi Gas Chemical
  Company, Inc.                                   3,000           15,254
Mitsubishi Heavy
  Industries Ltd.                                25,000           65,224
Mitsubishi Logistics
  Corporation                                     1,000           10,163
Mitsubishi Materials
  Corporation                                     8,000           18,785
Mitsubishi Rayon
  Company Ltd.                                    4,000           16,510
Mitsubishi Tokyo Financial
  Group, Inc.                                        41          345,536
Mitsui & Company Ltd.                            11,000          103,667
Mitsui Chemicals, Inc.                            5,000           29,230
Mitsui Engineering &
  Shipbuilding Company Ltd.                       6,000           11,696
Mitsui Fudosan Company Ltd.                       7,000           78,049
Mitsui Mining & Smelting
  Company Ltd.                                    4,000           18,686
Mitsui O.S.K. Lines Ltd.                         11,000           67,457
Mitsui Sumitomo Insurance
  Company Ltd.                                   11,000           98,395
Mitsui Trust Holdings, Inc.                       5,000           50,973
Mitsukoshi Ltd.                                   3,000           13,465
Mitsumi Electric Company Ltd.                       400            4,100
Mizuho Financial Group, Inc.                         69          310,093
Murata Manufacturing
  Company Ltd.                                    1,900           96,238
NEC Corporation                                  17,000           91,407
NTT DoCoMo, Inc.                                    147          216,534
Namco Ltd.                                        1,600           21,192
NEC Electronics Corporation                         300           13,447
NET One Systems
  Company Ltd.                                        4           10,261
NGK Insulators Ltd.                               2,000           19,383
NGK Spark Plug Company Ltd.                       2,000           22,952
Nichii Gakkan Company                               200            4,865
Nichirei Company                                  2,000            7,757
Nidec Corporation                                   500           52,694
Nikko Cordial Corporation                        13,000           56,788
Nikon Corporation                                 2,000           22,505
Nintendo Company Ltd.                               900           93,832
Nippon Building Fund,
  Inc. REIT                                           3           27,041
Nippon Electric Glass
  Company Ltd.                                    2,000           30,007
Nippon Express Company Ltd.                       7,000           30,257
Nippon Kayaku Company Ltd.                        4,000           23,943
Nippon Light Metal
  Company Ltd.                                    3,000            7,073
Nippon Meat Packers, Inc.                         1,000           11,597
Nippon Mining Holdings, Inc.                      6,000           33,911

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                               Shares            Value
------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
------------------------------------------------------------------------------
Nippon Oil Corporation                         11,000      $    74,414
Nippon Sanso Corporation                        2,000           10,130
Nippon Sheet Glass
  Company Ltd.                                  3,000           11,682
Nippon Shokubai
  Company Ltd.                                  1,000            8,128
Nippon Steel Corporation                       51,000          117,844
Nippon Telegraph &
  Telephone Corporation                            41          175,275
Nippon Unipac Holding                               7           25,603
Nippon Yusen Kabushiki
  Kaisha                                        8,000           45,723
Nishimatsu Construction
  Company Ltd.                                  2,000            7,195
Nissan Chemical
  Industries Ltd.                               1,000           10,718
Nissan Motor Company Ltd.                      19,700          194,711
Nisshin Seifun Group, Inc.                      2,000           20,659
Nisshin Steel Company Ltd.                      6,000           14,987
Nisshinbo Industries, Inc.                      1,000            8,153
Nissho Iwai-Nichimen
  Holdings Corporation                          1,500            6,408
Nissin Food Products
  Company Ltd.                                    600           15,361
Nitori Company Ltd.                               150           10,731
Nitto Denko Corporation                         1,400           79,752
NOK Corporation                                   700           19,399
Nomura Holdings, Inc.                          15,000          178,169
Nomura Research
  Institute Ltd.                                  170           16,886
NSK Ltd.                                        4,000           20,444
NTN Corporation                                 3,000           16,075
NTT Data Corporation                               10           33,967
Obayashi Corporation                            5,000           26,757
Obic Company Ltd.                                 100           16,926
Odakyu Electric Railway
  Company Ltd.                                  6,000           31,697
Oji Paper Company Ltd.                          7,000           36,388
Oki Electric Industry
  Company Ltd.                                  4,000           14,014
Okumura Corporation                             2,000           11,283
Olympus Corporation                             2,000           38,253
Omron Corporation                               1,700           37,358
Onward Kashiyama
  Company Ltd.                                  1,000           12,621
Oracle Corporation                                300           11,281
Oriental Land Company Ltd.                        400           23,655
ORIX Corporation                                  700          104,500
Osaka Gas Company Ltd.                         17,000           53,398
Pioneer Corporation                             1,200           18,126
Promise Company Ltd.                              710           45,317
Q.P. Corporation                                  800            6,684
Rakuten, Inc.                                      40           31,744
Resona Holdings, Inc.                 *        40,000           74,009
Ricoh Company Ltd.                              6,000           93,391
Rinnai Corporation                                300            7,367
Rohm Company Ltd.                                 900           86,254
Ryohin Keikaku Company Ltd.                       200            9,847
Sanden Corporation                              1,000            4,195
Sanken Electric Company Ltd.                    1,000           12,974
Sankyo Company Ltd.                               400           18,551
Sankyo Company Ltd.                             3,100           59,297
Sanwa Shutter Corporation                       1,000            5,745
Sanyo Electric Company Ltd.                    12,000           30,595
Sapporo Breweries Ltd.                          5,000           24,025
Secom Company Ltd.                              2,000           85,790

                                               Shares            Value
------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                         624      $    38,099
Seiko Epson Corporation                           800           26,572
Seino Transportation
  Company Ltd.                                  1,000            9,011
Sekisui Chemical
  Company Ltd.                                  4,000           27,411
Sekisui House Ltd.                              4,000           40,192
Seven-Eleven Japan
  Company Ltd.                                  3,100           85,762
Sharp Corporation                               8,000          124,453
Shimachu Company Ltd.                             900           22,601
Shimamura Company Ltd.                            200           16,836
Shimano, Inc.                                     500           14,157
Shimizu Corporation                             7,000           32,430
Shin-Etsu Chemical
  Company Ltd.                                  3,100          117,266
Shinsei Bank Ltd.                               8,000           42,925
Shionogi & Company Ltd.                         3,000           38,539
Shiseido Company Ltd.                           3,000           37,744
Shizuoka Bank Ltd.                              5,000           42,751
Showa Denko KK                                  7,000           16,528
Showa Shell Sekiyu KK                           1,400           13,994
Skylark Company Ltd.                              500            7,596
SMC Corporation                                   500           54,194
Softbank Corporation                            1,900           74,015
Sompo Japan Insurance, Inc.                     8,000           80,312
Sony Corporation                                7,900          271,135
Stanley Electric Company Ltd.                   1,100           17,758
Sumitomo Bakelite
  Company Ltd.                                  3,000           19,335
Sumitomo Chemical
  Company Ltd.                                 14,000           64,071
Sumitomo Corporation                            8,000           63,774
Sumitomo Electric
  Industries Ltd.                               6,000           61,119
Sumitomo Heavy
  Industries Ltd.                               4,000           19,136
Sumitomo Metal
  Industries Ltd.                              38,000           64,549
Sumitomo Metal Mining
  Company Ltd.                                  4,000           27,231
Sumitomo Mitsui Financial
  Group, Inc.                                      35          235,308
Sumitomo Osaka Cement
  Company Ltd.                                  4,000           10,581
Sumitomo Realty &
  Development Company Ltd.                      3,000           33,396
Sumitomo Trust & Banking
  Company Ltd. (The)                           11,000           66,553
Suruga Bank Ltd. (The)                          2,000           16,235
Suzuken Company Ltd.                              360            9,037
T&D Holdings, Inc.                              2,000           93,626
TDK Corporation                                 1,000           67,955
Taiheiyo Cement Corporation                     6,000           15,952
Taisei Corporation                              7,000           23,502
Taisho Pharmaceutical
  Company Ltd.                                  1,300           25,233
Taiyo Yuden Company Ltd.                        1,000           11,003
Takara Holdings, Inc.                           2,000           12,414
Takashimaya Company Ltd.                        2,000           17,837
Takeda Chemical
  Industries Ltd.                               7,120          351,989
Takefuji Corporation                              940           63,252
Takuma Co Ltd.                                  1,000            7,091
Tanabe Seiyaju Company Ltd.                     2,000           19,196
Teijin Ltd.                                    10,000           46,268
Teikoku Oil Company Ltd.                        2,000           14,808
Terumo Corporation                              1,500           43,148

234
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
THK Company Ltd.                      +            800      $    16,434
TIS, Inc.                                          300           10,196
Tobu Railway Company Ltd.                        6,000           21,688
Toda Corporation                                 2,000            8,513
Toho Company Ltd.                                1,200           17,251
Tohoku Electric Power
  Company Inc.                                   3,700           78,814
Tokyo Broadcasting System                          200            3,296
Tokyo Electric Power
  Company, Inc. (The)                            9,000          214,326
Tokyo Electron Ltd.                              1,500           78,806
Tokyo Gas Company Ltd.                          21,000           78,405
Tokyo Style Company Ltd.                         1,000            9,951
Tokyu Corporation                                8,000           35,784
Tokyu Land Corporation                           3,000           14,045
TonenGeneral Sekiyu KK                           3,000           32,387
Toppan Printing Company Ltd.                     5,000           52,713
Toray Industries, Inc.                          10,000           47,199
Toshiba Corporation                             24,000           95,163
Tosoh Corporation                                4,000           16,516
Tostem Inax Holding
  Corporation                                    2,000           33,783
Toto Ltd.                                        3,000           23,642
Toyo Seikan Kaisha Ltd.                          1,200           18,865
Toyo Suisan Kaisha Ltd.                          1,000           15,606
Toyobo Company Ltd.                              4,000            9,304
Toyoda Gosei Company Ltd.                          500            8,023
Toyota Industries Corporation                    1,700           46,198
Toyota Motor Corporation                        23,600          841,995
Toyota Tsusho Corp.                              2,000           32,487
Trend Micro, Inc.                                1,000           35,477
Ube Industries Ltd.                             14,000           28,349
UFJ Holdings, Inc.                    *             33          170,685
Uni-Charm Corporation                              300           12,048
Uniden Corp.                                     1,000           15,724
UNY Company Ltd.                                 2,000           22,655
Ushio, Inc.                                      1,000           17,740
USS Company Ltd.                                   200           12,724
Wacoal Corp.                                     1,000           12,619
West Japan Railway Company                          14           47,869
World Company Ltd.                                 300           10,469
Yahoo Japan Corporation                             32           66,770
Yakult Honsha Company Ltd.                       1,000           17,992
Yamada Denki Company Ltd.                          600           34,447
Yamaha Corporation                               1,400           21,788
Yamaha Motor Company Ltd.                        1,500           27,421
Yamanouchi Pharmaceutical
  Company Ltd.                                   4,475          152,381
Yamato Transport
  Company Ltd.                                   4,000           55,298
Yamazaki Baking
  Company Ltd.                                   1,000            8,602
Yokogawa Electric Corporation                    2,000           24,556
Zeon Corporation                                 1,000            8,622
                                                            -----------
                                                             16,080,300
                                                            -----------
Luxembourg--0.1%
Arcelor                                          4,156           81,068
Stolt Offshore SA                                2,070           18,758
                                                            -----------
                                                                 99,826
                                                            -----------
Netherlands--5.0%
ABN AMRO Holding NV                             14,247          349,973
ASM Lithography
  Holdings NV                         *          4,027           63,142
Aegon NV                                        12,021          154,776

                                                Shares            Value
-------------------------------------------------------------------------------
Akzo Nobel NV                                    2,352      $    92,478
Corio NV                                           334           18,604
DSM NV                                             640           43,746
Euronext NV                                        853           28,805
European Aeronautic
  Defense and Space
  Company                           +            2,125           67,414
Getronics NV                                       551            6,463
Hagemeyer NV                        *            3,765            8,890
Heineken NV                                      2,037           62,835
IHC Caland NV                                      476           32,586
ING Groep NV                                    15,502          435,664
James Hardie Industries NV                       4,228           24,325
Royal KPN NV                                    16,782          140,338
Koninklijke Ahold NV                *           13,424          109,959
Koninklijke Philips
  Electronics NV                                10,704          269,581
Oce NV                                             599            8,811
Qiagen NV                           +*           1,090           12,668
Randstad Holding NV                                420           14,479
Reed Elsevier NV                                 5,831           81,130
Rodamco Europe NV                                  358           29,318
Royal Dutch Petroleum
  Company                                       17,234        1,120,225
Royal Numico NV                     *            1,283           51,221
STMicroelectronics NV                            5,098           81,238
TPG NV                                           3,243           82,020
Unilever NV                                      4,673          302,606
VNU NV                                           2,014           56,052
Vedior NV                                        1,538           21,649
Wereldhave NV                                      171           18,220
Wolters Kluwer NV                                2,489           47,502
                                                            -----------
                                                              3,836,718
                                                            -----------
New Zealand--0.2%
Auckland International
  Airport Ltd.                                   8,084           13,414
Carter Holt Harvey Ltd.                          5,496            8,680
Contact Energy Ltd.                              2,322           12,407
Fisher & Paykel Appliances
  Holdings Ltd.                                  1,564            3,636
Fisher & Paykel Healthcare
  Corporation                                    3,856            8,721
Fletcher Building Ltd.                           4,375           20,951
Independent Newspapers
  Ltd.                              ++           1,009            4,548
NGC Holdings, Ltd.                               1,178            3,109
Sky City Entertainment
  Group Ltd.                                     3,532           10,963
Sky Network Television Ltd.         ++             700            3,381
Telecom Corp. of New Zealand
  Ltd.                                          16,164           67,592
Tower Ltd.                          *            1,898            2,828
Warehouse Group Ltd.                             1,485            4,125
Waste Management NZ Ltd.                           778            3,631
                                                            -----------
                                                                167,986
                                                            -----------
Norway--0.7%
DNB NOR ASA                                      5,478           56,920
Norsk Hydro ASA                                  1,236          112,257
Norske Skogindustrier ASA                          816           13,374
Orkla ASA                                        1,594           58,610
Petroleum Geo-Services
  ASA                               *              414            9,970
Schibsted ASA                                      367           10,078
Smedvig ASA                                      1,000           20,161
Statoil ASA
                                    +            5,534          112,574
Storebrand                                       2,060           19,202

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-------------------------------------------------------------------------------
Tandberg ASA                                       985      $    10,476
Telenor ASA                                      6,900           54,819
Tomra Systems ASA                     +          1,398            5,717
Yara International ASA                           1,725           27,239
                                                            -----------
                                                                511,397
                                                            -----------
Portugal--0.3%
Banco BPI SA                                     2,502            9,531
Banco Comercial Portugues
  SA Class R                                    17,800           45,573
Banco Espirito Santo SA                            871           13,579
Brisa-Auto Estradas de
  Portugal SA                                    2,875           22,582
Cimpor Cimentos de
  Portugal SA                                    1,457            8,183
Electricidade de Portugal SA                    17,328           43,525
Jeronimo Martins SGPS SA                           328            4,706
Portugal Telecom SGPS SA                         6,401           60,884
PT Multimedia Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA                               624            6,554
Sonae SGPS SA                                    7,461           10,274
                                                            -----------
                                                                225,391
                                                            -----------
Singapore--0.9%
Allgreen Properties Ltd.                         4,000            2,745
Ascendas Real Estate
  Investment Trust REIT                          7,300            9,550
Capitaland Ltd.                                  8,000           11,256
CapitaMall Trust REIT                            5,000            7,047
Chartered Semiconductor
  Manufacturing Ltd.                  *          7,000            5,428
City Developments Ltd.                           5,000           22,166
ComfortDelgro
  Corporation Ltd.                              15,000           14,993
Creative Technology Ltd                            400            2,616
DBS Group Holdings Ltd.                         10,000           84,539
Fraser & Neave Ltd.                              2,000           18,558
Jardine Cycle & Carriage Ltd.                    1,000            7,856
Keppel Corporation Ltd.                          5,000           36,911
Keppel Land Ltd.                                 4,000            5,917
Neptune Orient Lines Ltd.                        4,000            8,946
Oversea-Chinese Banking
  Corporation                                   10,800           74,109
Parkway Holdings Ltd.                            3,000            3,335
SembCorp Industries, Ltd.                       10,340           16,321
SembCorp Logistics, Ltd.                         2,518            2,562
SembCorp Marine Ltd.                             4,000            6,220
Singapore Airlines Ltd.                          5,000           33,139
Singapore Exchange Ltd.                          6,000            7,491
Singapore Land Ltd.                              1,000            3,339
Singapore Post Ltd.                             10,000            5,896
Singapore Press Holdings Ltd.                   13,500           34,346
Singapore Technologies
  Engineering Ltd.                              12,000           17,185
Singapore
  Telecommunications Ltd.                       57,220           93,733
SMRT Corp Ltd.                                   6,000            4,185
ST Assembly Test
  Services Ltd.                                  7,000            4,992
Suntec REIT                                      5,000            3,609
United Overseas Bank Ltd.                       10,000           84,032
United Overseas Land Ltd.                        3,000            4,047
Venture Corporation Ltd.                         2,000           18,898
                                                            -----------
                                                                655,967
                                                            -----------

                                                Shares            Value
-------------------------------------------------------------------------------
Spain--3.9%
Abertis Infraestructuras SA                      2,110      $    53,640
Acciona SA                                         264           26,148
Acerinox SA                                      1,463           19,880
ACS Actividades Construccion
  y Servicios                                    2,163           60,414
Altadis SA                                       2,330           97,467
Amadeus Global Travel
  Distribution Class A              *            2,598           22,696
Antena 3 de Television SA                        1,405           28,077
Banco Bilbao Vizcaya
  Argentaria SA                                 27,564          423,462
Banco Popular Espanol SA                         6,950           83,856
Banco Santander Central
  Hispano SA                                    48,732          564,107
Cintra Concesiones de
  Infraestructuras de
  Transporte SA                     *            1,515           17,745
Corporacion Mapfre SA                              836           12,482
Endesa SA                                        7,516          174,684
Fomento de Construcciones Y
  Contratas SA                                     370           20,803
Gamesa Corporation
  Tecnologica SA                                   762           10,302
Gas Natural SDG SA                               1,394           41,009
Grupo Ferrovial SA                                 575           36,994
Iberdrola SA                                     6,590          173,518
Iberia Lineas Aereas
  de Espana                                      3,530           10,084
Inditex SA                                       1,827           46,940
Indra Sistemas SA                                1,838           36,306
Metrovacesa SA                                     378           22,246
Metrovacesa SA                        *              1               59
NH Hoteles SA                                    1,860           25,482
Promotora de
  Informaciones SA                               1,319           25,514
Repsol YPF SA                                    7,868          199,650
Sacyr Vallehermoso SA                              947           22,290
Sociedad General de Aguas de
  Barcelona SA Class B                           1,218           26,224
Sogecable SA                          +*           338           11,980
Telefonica Publicidad e
  Informacion SA                                 3,045           26,534
Telefonica SA                         *         38,246          623,854
Union Fenosa SA                                  1,791           54,495
Zeltia SA                             *          1,200            8,112
                                                            -----------
                                                              3,007,054
                                                            -----------
Sweden--2.3%
Alfa Laval AB                                      708           10,233
Assa Abloy AB Class B                            2,582           33,161
Atlas Copco AB--Class A                          2,847           45,007
Atlas Copco AB--Class B                          1,806           25,914
Axfood AB                                          275            6,897
Billerud AB                                        333            3,988
Capio AB                              *            590            8,686
Castellum AB                                       297           12,097
D Carnegie AB                                      350            4,140
Electrolux AB Class B                            2,441           51,902
Elekta AB Class B                     *            175            7,260
Eniro AB                                         1,320           15,009
Gambro AB Class A                                1,694           22,641
Gambro AB Class B                                1,106           14,786
Getinge AB                                       1,588           21,629
Hennes & Mauritz AB Class B                      4,096          143,828
Hoganas AB Class B                                 196            5,253
Holmen AB Class B                                  441           11,901
Lundin Petroleum AB                   *          1,245           10,692


236
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                          Shares                Value
-----------------------------------------------------------------------------
COMMON STOCKS--(Continued)
-----------------------------------------------------------------------------
Modern Times Group AB
  Class B                            *       430          $    13,149
Nordea Bank AB                            18,240              165,445
OMHEX AB                             *       585                6,658
Oriflame Cosmetics SA SDR                    210                4,784
Sandvik AB                                 1,373               50,962
SAS AB                               *       478                4,110
Scania AB Class B                            804               29,616
Securitas AB Class B                       2,688               44,782
Skandia Forsakrings AB                     8,814               48,431
Skandinaviska Enskilda
  Banken AB Class A                        3,930               65,281
Skanska AB Class B                         3,312               40,853
SKF AB                                     3,332               33,940
Ssab Svenskt Stal AB Class A                 467               10,744
Ssab Svenskt Stal AB Class B                 223                4,907
Svenska Cellulosa AB Class B               1,110               35,501
Svenska Handelsbanken AB
  Class A                                  4,406               89,833
Swedish Match AB                           2,919               33,144
Tele2 AB--Class B                          2,595               24,323
Telefonaktiebolaget LM
  Ericsson Class B                       122,171              390,196
TeliaSonera AB                            14,929               71,131
Trelleborg AB Class B                        695               10,291
Volvo AB Class A                             857               33,732
Volvo AB Class B                     +     1,897               77,075
Wihlborgs Fastigheter AB             *       650               14,162
Wihlborgs Syd AB                             130                3,165
WM-data AB Class B                         2,069                5,191
                                                          -----------
                                                            1,766,430
                                                          -----------
Switzerland--6.4%
ABB Ltd.                             *    16,145              105,729
Adecco SA                                  1,160               52,578
Ciba Specialty Chemicals AG                  590               34,275
Clariant AG                          *     1,921               25,424
Compagnie Financiere
  Richemont AG Class A                     3,959              132,623
Credit Suisse Group                       10,112              395,996
Geberit AG                                    30               19,168
Givaudan                                      60               34,817
Holcim Ltd.                                1,642               99,643
Kudelski SA                          *       295               10,746
Kuoni Reisen Holding                 *        19                7,700
Lonza Group AG                               306               16,888
Micronas Semiconductor
  Holdings AS                        *       231                8,703
Nestle SA                                  3,330              849,895
Nobel Biocare Holding AG                     191               38,647
Novartis AG                               19,301              915,490
Phonak Holding AG                            314               11,746
Rieter Holding AG                             37               10,227
Roche Holding AG                           5,834              735,428
Schindler Holding AG                          45               16,207
Serono SA Class B                             54               34,533
SGS SA                                        36               24,647
Straumann Holding AG                          65               13,515
Sulzer AG                                     31               12,754
Swatch Group AG                              503               14,330
Swatch Group AG Class B                      277               38,757
Swiss Reinsurance                          2,525              154,686
Swisscom AG                                  184               59,907
Syngenta AG                          *       905               92,508
Synthes, Inc.                                404               44,233
UBS AG                                     8,940              696,267

                                          Shares                Value
-----------------------------------------------------------------------------
Unaxis Holding AG Class R          *          88          $    12,053
Valora Holding AG                  *          26                5,879
Zurich Financial
  Services AG                      *       1,148              196,721
                                                          -----------
                                                            4,922,720
                                                          -----------
United Kingdom--24.2%
3i Group PLC                       *       5,120               62,040
Aegis Group PLC                           10,694               19,003
Aggreko PLC                                1,629                5,380
Alliance Unichem PLC                       2,245               34,128
Amec PLC                                   2,700               15,928
Amvescap PLC                               6,174               36,698
Anglo American PLC                        11,555              270,393
ARM Holdings PLC                          10,315               20,836
Arriva PLC                                 1,576               15,365
Associated British Ports
  Holdings PLC                             2,834               24,968
AstraZeneca PLC                           13,612              561,567
Aviva PLC                                 19,542              217,136
BAA PLC                                    9,052              100,362
BG Group PLC                              30,333              249,202
BOC Group PLC                              4,148               74,478
BAE Systems PLC                           25,974              133,170
Balfour Beatty PLC                         3,420               20,217
Barclays PLC                              53,436              530,027
Barratt Developments PLC                   1,924               24,682
BBA Group PLC                              3,934               21,759
Bellway PLC                                  909               14,041
Berkeley Group Holdings PLC                  994               16,251
BHP Billiton PLC                          20,023              255,419
Boots Group PLC                            6,453               70,320
BP PLC                                   177,085            1,842,866
BPB PLC                                    4,305               40,740
Brambles Industries PLC                    5,766               31,499
British Airways PLC                  *     4,785               22,467
British American Tobacco PLC              13,032              251,156
British Land Company PLC                   4,311               67,585
British Sky Broadcasting PLC              10,624              100,004
BT Group PLC                              69,420              286,080
Bunzl PLC                                  3,924               36,435
Cable & Wireless PLC                      20,538               54,693
Cadbury Schweppes PLC                     17,818              169,678
Capita Group PLC                           5,866               38,595
Carnival PLC                               1,415               80,283
Cattles PLC                                2,649               14,600
Centrica PLC                              32,172              133,313
Close Brothers Group PLC                   1,002               13,195
Cobham PLC                                   891               22,580
Compass Group PLC                         17,881               74,927
Cookson Group PLC                  *       1,576                8,594
Corus Group PLC                    *      34,415               25,709
Daily Mail and General Trust
  NV Class A                               2,400               28,221
Davis Service Group PLC                    1,505               12,229
De La Rue PLC                              1,297                9,421
Diageo PLC                                24,822              365,401
Dixons Group PLC                          16,589               46,534
Eircom Group PLC                           4,024                8,952
Electrocomponents PLC                      4,126               17,728
Emap PLC                                   3,067               42,671
EMI Group PLC                              6,287               28,540
Enterprise Inns PLC                        3,088               46,086
Exel PLC                                   2,568               38,977
Filtrona PLC                         *         1                    2
FirstGroup PLC                             3,209               18,905
FKI PLC                                    4,542                7,898
Friends Provident PLC                     15,891               51,694

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                                                   Shares           Value
---------------------------------------------------------------------------------
COMMON STOCKS--(Continued)
---------------------------------------------------------------------------------
Gallaher Group PLC                                  3,975     $    59,022
GKN PLC                                             5,671          26,157
GlaxoSmithKline PLC                                48,254       1,166,768
Great Portland Estates PLC                          1,047           6,550
Group 4 Securicor PLC                  *            9,839          25,848
GUS PLC                                             8,757         137,869
HSBC Holdings PLC                                  92,897       1,478,291
Hammerson PLC                                       2,383          37,922
Hanson PLC                                          6,299          60,456
Hays PLC                                           15,085          34,902
HBOS PLC                                           32,576         501,180
Hilton Group PLC                                   13,795          70,571
HMV Group PLC                                       2,784          11,765
ICAP PLC                                            3,894          20,682
Imi PLC                                             2,838          21,157
Imperial Chemical
  Industries PLC                                    9,993          45,486
Imperial Tobacco Group PLC                          6,281         168,901
Inchcape PLC                                          653          24,020
Intercontinental Hotels
  Group PLC                                         4,039          50,900
International Power PLC                *           12,469          45,950
Intertek Testing Services Ltd.                      1,272          15,971
Invensys PLC                           *           43,259           8,107
J Sainsbury PLC                                    11,356          57,925
J Sainsbury PLC,
  Deferred Shrs                        ++-          9,899              --
Johnson Matthey PLC                                 1,754          33,461
Kelda Group PLC                                     2,984          37,314
Kesa Electricals PLC                                4,193          20,946
Kingfisher PLC                                     19,715          86,551
Legal & General Group PLC                          56,176         115,395
Liberty International PLC                           2,043          35,417
Lloyds TSB Group PLC                               46,151         390,007
LogicaCMG PLC                                       5,843          18,175
London Stock Exchange PLC                           2,101          18,488
Man Group PLC                                       2,316          59,878
Marconi Corporation PLC                *            1,836           9,951
Marks & Spencer Group PLC                          14,273          91,990
Meggitt PLC                                         3,847          19,467
MFI Furniture Group PLC                             5,133          10,164
Misys PLC                                           3,985          16,925
Mitchells & Butlers PLC                             6,724          40,341
National Express Group PLC                          1,122          18,261
National Grid Transco PLC                          26,498         256,277
Next PLC                                            2,247          60,600
Pearson PLC                                         6,970          81,927
Peninsular and Oriental Steam
  Navigation Company (The)                          6,292          35,709
Persimmon PLC                                       2,445          34,160
Pilkington PLC                                      9,042          19,365
Premier Farnell PLC                                 3,094           8,959
Provident Financial PLC                             2,037          26,201
Prudential PLC                                     20,284         179,863
Punch Taverns PLC                                   2,000          26,220
Rank Group PLC                                      4,922          23,658
Reckitt Benckiser PLC                               5,305         155,939
Reed Elsevier PLC                                  11,016         105,286
Rentokil Initial PLC                               14,891          42,650
Reuters Group PLC                                  12,422          87,656
Rexam PLC                                           4,868          41,927
Rio Tinto PLC                                       8,684         264,610
Rolls-Royce Group PLC                  *           12,808          65,754

                                                   Shares           Value
---------------------------------------------------------------------------------
Royal & Sun Alliance
  Insurance Group PLC                              25,099     $    37,579
Royal Bank of Scotland
  Group PLC                                        26,524         799,143
SABMiller PLC                                       7,747         120,778
Sage Group PLC                                     11,338          45,348
Schroders PLC                                       1,987          26,894
Scottish & Newcastle PLC                            6,893          57,132
Scottish & Southern
  Energy PLC                                        7,234         130,997
Scottish Power PLC                                 15,677         139,197
Serco Group PLC                                     4,157          18,953
Severn Trent PLC                                    2,960          53,844
Shell Transport & Trading
  Company PLC                                      79,666         771,894
Signet Group PLC                                   15,918          30,960
Slough Estates PLC                                  3,736          34,786
Smith & Nephew PLC                                  7,799          76,725
Smiths Group PLC                                    4,886          80,231
SSL International PLC                               1,427           7,222
Stagecoach Group PLC                                6,784          14,337
Stratex Networks, Inc.                              4,047         100,559
Tate & Lyle PLC                                     5,034          42,956
Taylor Woodrow PLC                                  4,628          27,933
Tesco PLC                                          63,692         363,098
Tomkins PLC                                         6,884          32,176
Travis Perkins PLC                                    965          29,990
Trinity Mirror PLC                                  2,640          29,173
Unilever PLC                                       22,220         213,911
United Business Media PLC                           2,206          19,555
United Utilities PLC                                4,775          56,357
United Utilities PLC Class A                        5,856          34,538
Vodafone Group PLC                                539,415       1,312,337
WPP Group PLC                                      10,232         104,875
Whitbread PLC                                       2,199          37,411
William Hill PLC                                    3,359          32,362
Wimpey (George) PLC                                 3,117          24,473
Wolseley PLC                                        4,946         103,751
Yell Group PLC                                      5,884          44,767
                                                              -----------
                                                               18,503,762
                                                              -----------
TOTAL COMMON STOCKS
 (Cost $55,710,003)                                            73,557,573
                                                              -----------

---------------------------------------------------------------------------------
MUTUAL FUNDS--0.0%
---------------------------------------------------------------------------------
Switzerland--0.0%
Logitech International SA
 (Cost $17,310)                                       732          23,479
                                                              -----------

---------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
---------------------------------------------------------------------------------
Germany--0.2%
Fresenius Medical Care AG                             200          13,923
Henkel KGaA                                           522          46,625
Porsche AG                           +                 72          53,934
ProSieben SAT.1 Media AG                              783          13,429
RWE AG                                                318          18,124
Volkswagen AG                                         839          29,649
                                                              -----------
TOTAL PREFERRED STOCKS
 (Cost $143,094)                                                  175,684
                                                              -----------

238
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas
Equity Index Fund
--------------------------------------------------------------------------------

                 Coupon                     Maturity
                  Rate                        Date               Face                   Value
-----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--0.2%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Bills--0.2%
U.S. Treasury Bill
  2.945%                                  09/08/2005   **
 (Cost $183,956)                                              $  185,000          $   183,956
                                                                                  -----------

-----------------------------------------------------------------------------------------------------
RIGHTS--0.0%
-----------------------------------------------------------------------------------------------------
Italy--0.0%
Terna SpA Rights                                         *         7,971               20,631
                                                                                  -----------
Spain--0.0%
Metrovacesa SA Rights,
  Expires TBD                                                        396                2,147
Sacyr Vallehermoso SA
  Rights, Expires TBD                                                947                  699
                                                                                  -----------
                                                                                        2,846
                                                                                  -----------
TOTAL RIGHTS
 (Cost $18,422)                                                                        23,477
                                                                                  -----------

-----------------------------------------------------------------------------------------------------
CASH EQUIVALENTS--2.0%
-----------------------------------------------------------------------------------------------------
Institutional Money Market Funds--0.2%
American Beacon Funds
  3.182%                                  07/01/2005   ++       48,920               48,920
BGI Institutional Fund
  3.245%                                  07/01/2005   ++       78,713               78,713
Merrimac Cash Fund-Premium Class
  3.037%                                  07/01/2005   ++       27,186               27,186
                                                                                -----------
                                                                                    154,819
                                                                                -----------
Bank & Certificate Deposits/
Offshore Time Deposits--1.6%
ABN AMRO Bank NV
  3.250%                                  08/05/2005   ++       10,874               10,874
Bank of Montreal
  3.010%                                  07/01/2005   ++       20,403               20,403
Bank of Nova Scotia
  3.300%                                  07/29/2005   ++       32,623               32,623
Bank of Nova Scotia
  3.160%                                  07/15/2005   ++       69,596               69,596
Bank of Nova Scotia
  3.110%                                  07/11/2005   ++       33,939               33,939
Barclays
  3.250%                                  07/26/2005   ++       13,004               13,004
BNP Paribas
  3.000%                                  07/01/2005   ++       32,623               32,623
Calyon
  3.250%                                  08/04/2005   ++       54,372               54,372
Canadian Imperial Bank of Commerce
  3.402%                                  11/04/2005   ++       33,856               33,856
Citigroup
  3.085%                                  07/22/2005   ++       54,372               54,372
Clipper Receivables Corporation
  3.188%                                  07/14/2005   ++        4,230                4,230
Compass Securitization
  3.157%                                  07/11/2005   ++        4,786                4,786
Credit Suisse First Boston Corporation
  3.200%                                  07/18/2005   ++       20,481               20,481
Credit Suisse First Boston Corporation
  3.160%                                  07/13/2005   ++       27,186               27,186
Dexia Group
  3.240%                                  07/21/2005   ++       21,749               21,749

                 Coupon                     Maturity
                  Rate                        Date              Face                  Value
-----------------------------------------------------------------------------------------------------
Fairway Finance
  3.270%                                  07/28/2005   ++   $   25,293          $    25,293
Falcon Asset Securitization Corporation
  3.168%                                  07/12/2005   ++        9,752                9,752
First Tennessee National Corporation
  3.220%                                  08/09/2005   ++        5,981                5,981
Fortis Bank
  3.260%                                  07/07/2005   ++       31,916               31,916
Fortis Bank
  3.250%                                  08/04/2005   ++        5,437                5,437
Fortis Bank
  3.250%                                  07/25/2005   ++       34,688               34,688
General Electric Capital Corporation
  3.252%                                  07/06/2005   ++       28,005               28,005
Grampian Funding LLC
  3.284%                                  07/13/2005   ++       10,874               10,874
Greyhawk Funding
  3.262%                                  08/01/2005   ++       24,810               24,810
HBOS Halifax Bank of Scotland
  3.150%                                  08/08/2005   ++        5,437                5,437
HSBC Banking/Holdings PLC
  3.250%                                  08/05/2005   ++       16,312               16,312
Jupiter Securitization Corporation
  3.261%                                  07/27/2005   ++        9,291                9,291
Lexington Parker Cap Company
  3.258%                                  07/19/2005   ++       12,742               12,742
Morgan Stanley Dean Witter & Company
  3.518%                                  12/07/2005   ++       38,060               38,060
Morgan Stanley Dean Witter & Company
  3.507%                                  12/09/2005   ++       13,049               13,049
National Australia Bank
  3.375%                                  07/01/2005   ++       43,498               43,498
National Australia Bank
  3.260%                                  07/06/2005   ++       21,749               21,749
Nordea Bank Finland PLC (NY Branch)
  3.240%                                  08/03/2005   ++       21,749               21,749
Park Avenue Receivables Corporation
  3.304%                                  07/14/2005   ++       10,874               10,874
Park Avenue Receivables Corporation
  3.229%                                  07/20/2005   ++       10,874               10,874
Prefco
  3.260%                                  07/26/2005   ++       12,629               12,629
Rabobank Nederland
  3.350%                                  07/01/2005   ++       27,186               27,186
Rabobank Nederland
  3.250%                                  08/08/2005   ++       21,749               21,749
Ranger Funding
  3.263%                                  07/07/2005   ++       21,749               21,749
Royal Bank of Canada
  3.250%                                  07/07/2005   ++       24,467               24,467
Royal Bank of Scotland
  3.310%                                  08/09/2005   ++       32,623               32,623
Royal Bank of Scotland
  3.290%                                  07/12/2005   ++       43,498               43,498
Sheffield Receivables Corporation
  3.335%                                  07/15/2005   ++       10,874               10,874
Societe Generale
  3.200%                                  08/08/2005   ++       21,750               21,750
The Bank of the West
  3.270%                                  07/27/2005   ++        5,437                5,437
Toronto Dominion Bank
  3.250%                                  08/02/2005   ++       21,749               21,749
UBS AG
  3.250%                                  08/09/2005   ++       32,624               32,624
Wells Fargo
  3.270%                                  08/01/2005   ++       21,749               21,749

                See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

                     Vantagepoint Overseas
                       Equity Index Fund                             Face            Value
----------------------------------------------------------------------------------------------
CASH EQUIVALENTS--(Continued)
----------------------------------------------------------------------------------------------
Wells Fargo
  3.270%                                       07/21/2005   ++   $   32,624    $    32,624
Yorktown Capital LLC
  3.239%                                       07/20/2005   ++       27,186         27,186
                                                                               -----------
                                                                                 1,172,379
                                                                               -----------
Floating Rate Instruments/Master Notes--0.2%
Bank of America
  3.270%                                       08/30/2005   ++       38,278         38,278
Bank of America
  3.270%                                       07/18/2005   ++       10,874         10,874
Bank of America
  3.030%                                       07/05/2005   ++       19,980         19,980
Credit Suisse First Boston Corporation
  3.435%                                       03/10/2006   ++       21,749         21,749
Credit Suisse First Boston Corporation
  3.154%                                       09/09/2005   ++       10,874         10,874
Goldman Sachs Group Inc.
  3.320%                                       12/28/2005   ++       37,941         37,941
Goldman Sachs Group Inc.
  3.320%                                       07/27/2005   ++       21,749         21,749
                                                                               -----------
                                                                                   161,445
                                                                               -----------
TOTAL CASH EQUIVALENTS
 (Cost $1,488,643)                                                               1,488,643
                                                                               -----------

----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.9%
----------------------------------------------------------------------------------------------
United States--2.9%
IBT Repurchase Agreement
  dated 6/30/05 due
  07/01/05, with a maturity
  value of $2,210,354 and
  an effective yield of
  2.40% collateralized
  by U.S. Government
  Obligations with a rate
  of 6.125%, maturity
  date of 08/25/2026 and
  an aggregate market
  value of $2,320,717.                                              2,210,207      2,210,207
                                                                                 -----------
TOTAL INVESTMENTS--101.4%
 (Cost $59,771,635)                                                               77,663,019
Other assets less liabilities--(1.4%)                                             (1,100,851)
                                                                                 -----------
NET ASSETS--100.0%                                                               $76,562,168
                                                                                 ===========

Notes to the Schedule of Investments:
REIT  Real Estate Investment Trust
+     Denotes all or a portion of security on loan.
*     Non-income producing security.
++ Security valued at fair value as determined by policies approved by the board of directors.
++    Represents collateral received from securities lending transactions.
-     Security has no market value at 06/30/2005.
**    Security has been pledged as collateral for futures contracts.

240
                 See accompanying notes to financial statements.

June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
Vantagepoint Overseas Equity Index Fund
--------------------------------------------------------------------------------
Percentage of Portfolio by Industry (unaudited):

Banking                                18.3%
Oil & Gas                               9.2%
Pharmaceuticals                         7.1%
Telephone Systems                       7.1%
Financial Services                      6.8%
Beverages, Food & Tobacco               5.2%
Insurance                               4.5%
Electric Utilities                      3.9%
Commercial Services                     3.8%
Automotive                              3.7%
Electronics                             3.2%
Metals                                  2.5%
Chemicals                               2.4%
Real Estate                             2.1%
Media--Broadcasting & Publishing        1.9%
Transportation                          1.9%
Retailers                               1.7%
Building Materials                      1.5%
Food Retailers                          1.4%
Communications                          1.3%
Computer Software & Processing          1.1%
Computers & Information                 1.1%
Heavy Machinery                         1.0%
Entertainment & Leisure                 0.9%
Miscellaneous                           0.9%
Cosmetics & Personal Care               0.7%

Heavy Construction                      0.5%
Home Construction, Furnishings &
   Appliances                           0.5%
Aerospace & Defense                     0.5%
Water Companies                         0.5%
Forest Products & Paper                 0.4%
Medical Supplies                        0.4%
Textiles, Clothing & Fabrics            0.4%
Restaurants                             0.4%
Apparel Retailers                       0.4%
Mining                                  0.4%
Medical Equipment & Supplies            0.3%
Advertising                             0.3%
Lodging                                 0.3%
Airlines                                0.2%
Industrial--Diversified                 0.2%
U.S. Treasury Bills                     0.2%
Containers & Packaging                  0.1%
Electrical Equipment                    0.1%
Telecommunications                      0.1%
Household Products                      0.0%
Health Care Providers                   0.0%
                                      -----
TOTAL INVESTMENTS                     101.4%
Other assets less liabilities         (1.4)%
                                      -----
TOTAL NET ASSETS                      100.0%
                                      =====

                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Model
Portfolio Savings
Oriented Fund                        Shares              Value
------------------------------------------------------------------
MUTUAL FUNDS--99.8%
------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                8,016,913     $ 81,532,000
Vantagepoint Equity
  Income Fund                       2,976,707       27,177,334
Vantagepoint Growth &
  Income Fund                       2,704,212       27,177,333
Vantagepoint
  International Fund                1,379,560       13,588,667
Vantagepoint Short-Term
  Bond Fund                           959,421       95,088,184
Vantagepoint
  US Government
  Securities Fund                   2,633,463       27,177,334
                                                  ------------
                                                   271,740,852
                                                  ------------
TOTAL INVESTMENTS--99.8%
 (Cost $259,478,637)                               271,740,852
Other assets less liabilities--0.2%                    633,396
                                                  ------------
NET ASSETS--100.0%                                $272,374,248
                                                  ============

242
                 See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Model
Portfolio Conservative
Growth Fund                          Shares               Value
------------------------------------------------------------------
MUTUAL FUNDS--99.8%
------------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                 2,239,827     $ 24,346,919
Vantagepoint Core Bond
  Index Fund Class I                14,337,874      145,816,183
Vantagepoint Equity
  Income Fund                        5,320,209       48,573,513
Vantagepoint Growth &
  Income Fund                        4,820,738       48,448,420
Vantagepoint Growth Fund             4,878,326       38,782,690
Vantagepoint
  International Fund                 3,452,500       34,007,129
Vantagepoint Short-Term
  Bond Fund                          1,470,381      145,729,480
                                                   ------------
                                                    485,704,334
                                                   ------------
TOTAL INVESTMENTS--99.8%
 (Cost $450,831,147)                                485,704,334
Other assets less liabilities--0.2%                     950,333
                                                   ------------
NET ASSETS--100.0%                                 $486,654,667
                                                   ============


                See accompanying notes to financial statements.
                                                                             243

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Model
Portfolio Traditional
Growth Fund                           Shares                Value
---------------------------------------------------------------------
MUTUAL FUNDS--99.9%
---------------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                 9,760,285     $  106,094,293
Vantagepoint Core Bond
  Index Fund Class I                20,278,717        206,234,555
Vantagepoint Equity
  Income Fund                       11,295,515        103,128,055
Vantagepoint Growth &
  Income Fund                       15,381,706        154,586,147
Vantagepoint Growth
  Fund                              19,472,883        154,809,419
Vantagepoint
  International Fund                10,453,644        102,968,392
Vantagepoint Short-Term
  Bond Fund                          2,074,290        205,582,860
                                                   --------------
                                                    1,033,403,721
                                                   --------------
TOTAL INVESTMENTS--99.9%
 (Cost $941,136,994)                                1,033,403,721
Other assets less liabilities--0.1%                     1,324,286
                                                   --------------
NET ASSETS--100.0%                                 $1,034,728,007
                                                   ==============

244
                 See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Model
Portfolio Long-Term
Growth Fund                           Shares                Value
---------------------------------------------------------------------
MUTUAL FUNDS--99.9%
---------------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                15,204,124     $  165,268,827
Vantagepoint Core Bond
  Index Fund Class I                21,254,476        216,158,017
Vantagepoint Equity
  Income Fund                       15,347,906        140,126,384
Vantagepoint Growth &
  Income Fund                       21,413,425        215,204,919
Vantagepoint Growth
  Fund                              27,071,007        215,214,504
Vantagepoint
  International Fund                13,135,524        129,384,915
                                                   --------------
                                                    1,081,357,566
                                                   --------------
TOTAL INVESTMENTS--99.9%
 (Cost $1,011,452,107)                              1,081,357,566
Other assets less liabilities--0.1%                       803,716
                                                   --------------
NET ASSETS--100.0%                                 $1,082,161,282
                                                   ==============


                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint Model
Portfolio All-Equity
Growth Fund                            Shares               Value
----------------------------------------------------------------------
MUTUAL FUNDS--100.0%
----------------------------------------------------------------------
Vantagepoint Aggressive
  Opportunities Fund                  4,531,716      $ 49,259,748
Vantagepoint Equity
  Income Fund                         4,023,838        36,737,644
Vantagepoint Growth &
  Income Fund                         4,870,691        48,950,449
Vantagepoint Growth Fund              9,237,736        73,440,005
Vantagepoint
  International Fund                  3,729,097        36,731,604
                                                     ------------
                                                      245,119,450
                                                     ------------
TOTAL INVESTMENTS--100.0%
 (Cost $216,210,965)                                  245,119,450
Other assets less liabilities--(0.0%)                     (18,249)
                                                     ------------
NET ASSETS--100.0%                                   $245,101,201
                                                     ============

246
                 See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone Retirement
Income Fund                            Shares          Value
------------------------------------------------------------------
MUTUAL FUNDS--99.7%
------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                  223,561     $2,273,616
Vantagepoint Equity
  Income Fund                          70,949        647,761
Vantagepoint Growth &
  Income Fund                          96,516        969,985
Vantagepoint
  International Fund                   32,916        324,225
Vantagepoint Short-Term
  Bond Fund                            22,937      2,273,329
                                                  ----------
                                                   6,488,916
                                                  ----------
TOTAL INVESTMENTS--99.7%
 (Cost $6,466,111)                                 6,488,916
Other assets less liabilities--0.3%                   16,846
                                                  ----------
NET ASSETS--100.0%                                $6,505,762
                                                  ==========

                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone 2010 Fund                    Shares           Value
------------------------------------------------------------------
MUTUAL FUNDS--99.8%
------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                  500,135     $ 5,086,377
Vantagepoint Equity
  Income Fund                         185,282       1,691,621
Vantagepoint Growth &
  Income Fund                         453,592       4,558,599
Vantagepoint Growth Fund              106,340         845,400
Vantagepoint
  International Fund                  137,216       1,351,574
Vantagepoint Short-Term
  Bond Fund                           34,188        3,388,389
                                                  -----------
                                                   16,921,960
                                                  -----------
TOTAL INVESTMENTS--99.8%
 (Cost $16,856,413)                                16,921,960
Other assets less liabilities--0.2%                    28,800
                                                  -----------
NET ASSETS--100.0%                                $16,950,760
                                                  ===========

248
                 See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone 2015 Fund                    Shares           Value
------------------------------------------------------------------
MUTUAL FUNDS--99.9%
------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                  552,501     $ 5,618,934
Vantagepoint Equity
  Income Fund                         221,541       2,022,671
Vantagepoint Growth &
  Income Fund                         693,140       6,966,052
Vantagepoint Growth Fund              169,614       1,348,433
Vantagepoint
  International Fund                  273,758       2,696,515
Vantagepoint Mid/Small
  Company Index Fund                  112,668       1,581,855
Vantagepoint Short-Term
  Bond Fund                           22,664        2,246,215
                                                  -----------
                                                   22,480,675
                                                  -----------
TOTAL INVESTMENTS--99.9%
 (Cost $22,367,240)                                22,480,675
Other assets less liabilities--0.1%                    26,888
                                                  -----------
NET ASSETS--100.0%                                $22,507,563
                                                  ===========

                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone 2020 Fund                    Shares           Value
------------------------------------------------------------------
MUTUAL FUNDS--99.9%
------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                  324,315     $ 3,298,284
Vantagepoint Equity
  Income Fund                         141,190       1,289,068
Vantagepoint Growth &
  Income Fund                         469,962       4,723,121
Vantagepoint Growth Fund              126,090       1,002,414
Vantagepoint
  International Fund                  203,505       2,004,526
Vantagepoint Mid/Small
  Company Index Fund                  92,336        1,296,394
Vantagepoint Short-Term
  Bond Fund                            7,220          715,561
                                                  -----------
                                                   14,329,368
                                                  -----------
TOTAL INVESTMENTS--99.9%
 (Cost $14,229,981)                                14,329,368
Other assets less liabilities--0.1%                    15,070
                                                  -----------
NET ASSETS--100.0%                                $14,344,438
                                                  ===========

250
                 See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone 2025 Fund                    Shares           Value
------------------------------------------------------------------
MUTUAL FUNDS--99.9%
------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                  200,044     $ 2,034,452
Vantagepoint Equity
  Income Fund                         100,274         915,503
Vantagepoint Growth &
  Income Fund                         374,501       3,763,736
Vantagepoint Growth Fund               89,406         710,780
Vantagepoint
  International Fund                  165,235       1,627,562
Vantagepoint Mid/Small
  Company Index Fund                   79,697       1,118,948
                                                  -----------
                                                   10,170,981
                                                  -----------
TOTAL INVESTMENTS--99.9%
 (Cost $10,060,318)                                10,170,981
Other assets less liabilities--0.1%                     8,991
                                                  -----------
NET ASSETS--100.0%                                $10,179,972
                                                  ===========

                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone 2030 Fund                    Shares           Value
-------------------------------------------------------------------
MUTUAL FUNDS--99.9%
-------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                   67,244      $  683,874
Vantagepoint Equity
  Income Fund                          39,949         364,733
Vantagepoint Growth &
  Income Fund                         167,850       1,686,888
Vantagepoint Growth Fund               45,724         363,506
Vantagepoint
  International Fund                   87,943         866,240
Vantagepoint Mid/Small
  Company Index Fund                   42,214         592,691
                                                   ----------
                                                    4,557,932
                                                   ----------
TOTAL INVESTMENTS--99.9%
 (Cost $4,513,206)                                  4,557,932
Other assets less liabilities--0.1%                     4,703
                                                   ----------
NET ASSETS--100.0%                                 $4,562,635
                                                   ==========

252
                 See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone 2035 Fund                     Shares           Value
-------------------------------------------------------------------
MUTUAL FUNDS--101.0%
-------------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                    21,176      $  215,363
Vantagepoint Equity
  Income Fund                           16,433         150,036
Vantagepoint Growth &
  Income Fund                           84,873         852,973
Vantagepoint Growth Fund                21,695         172,475
Vantagepoint
  International Fund                    43,373         427,225
Vantagepoint Mid/Small
  Company Index Fund                    22,969         322,481
                                                    ----------
                                                     2,140,553
                                                    ----------
TOTAL INVESTMENTS--101.0%
 (Cost $2,131,799)                                   2,140,553
Other assets less liabilities--(1.0%)                  (21,373)
                                                    ----------
NET ASSETS--100.0%                                  $2,119,180
                                                    ==========

                See accompanying notes to financial statements.

Schedule of Investments
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

Vantagepoint
Milestone 2040 Fund                   Shares          Value
-----------------------------------------------------------------
MUTUAL FUNDS--99.8%
-----------------------------------------------------------------
Vantagepoint Core Bond
  Index Fund Class I                  12,168     $  123,753
Vantagepoint Equity
  Income Fund                          9,488         86,627
Vantagepoint Growth &
  Income Fund                         49,255        495,012
Vantagepoint Growth Fund              12,299         97,776
Vantagepoint
  International Fund                  25,128        247,506
Vantagepoint Mid/Small
  Company Index Fund                  13,221        185,630
                                                 ----------
                                                  1,236,304
                                                 ----------
TOTAL INVESTMENTS--99.8%
 (Cost $1,222,977)                                1,236,304
Other assets less liabilities--0.2%                   3,078
                                                 ----------
NET ASSETS--100.0%                               $1,239,382
                                                 ==========

254
                 See accompanying notes to financial statements.

                    THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

        The Vantagepoint Funds are distributed by ICMA-RC Services LLC, a wholly-owned broker-dealer subsidiary of ICMA-RC, member NASD/SIPC.




                                  [LOGO]
                                  VANTAGEPOINT
                                  FUNDS

                           ICMA RETIREMENT CORPORATION
                          777 NORTH CAPITOL STREET, NE
                            WASHINGTON, DC 20002-4240
                            TOLL-FREE 1-800-669-7400
               PARA ASISTENCIA EN ESPANOL LLAME AL 1-800-669-8216
                                 WWW.ICMARC.ORG
                              SAR000-001-200506-188


Item 2 (Code of Ethics):

     Sub-item 2a. Not applicable to this filing.

     Sub-item 2c. The registrant adopted amendments to the code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions. These amendments primarily update the registrant's code of ethics for several new requirements made effective by Rule 204A-1, under the Investment Advisers Act of 1940.

     Sub-item 2d. Not applicable.

     Sub-item 2e. Not applicable.

     Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Not applicable to this filing.

Item 4 (Principal Accountant Fees and Services): Not applicable to this filing.

Item 5 (Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6 (Schedule of Investments): Not applicable; included under Item 1.

Item 7 (Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8 (Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable to this registrant.

Item 9 (Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable to this registrant.

Item 10 (Submission of Matters to a Vote of Security Holders): Not applicable; no material changes.

Item 11 (Controls and Procedures):

     Sub-item 11a. The Principal Executive and Principal Financial Officers have concluded that the registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

     Sub-item 11b. There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 (Exhibits):

     Sub-item 12a(1). The amended and restated code of ethics exhibit is attached.

     Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  The Vantagepoint Funds

                  By:      /s/ Joan McCallen
                       ---------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     September 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:      /s/ Joan McCallen
                       ---------------------------------------------------------
                           Joan McCallen, Principal Executive Officer

                  Date     September 1, 2005



                  By:      /s/ Gerard P. Maus
                       ---------------------------------------------------------
                           Gerard P. Maus, Principal Financial Officer

                  Date     August 31, 2005